    As Filed with the Securities and Exchange Commission on April 25, 2008
                                                           File Nos. 333-109688
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 8

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 70

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                               WILLIAM F. EMMONS
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[ ]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2008 pursuant to paragraph (b) of Rule 485

[ ]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[ ]on       pursuant to paragraph (a) (i) of Rule 485

[ ]75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ]on       pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

The Consultant Solutions Variable Annuities
(Classic, Plus, Elite, Select)

Lincoln Benefit Life Company

Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758561, Topeka, KS 66675-8561
Telephone Number: 800-457-7617 / Fax Number: 1-785-228-4584

1940 Act file number: 811-07924
1933 Act file number: 333-109688

                                                   Prospectus dated May 1, 2008

--------------------------------------------------------------------------------

Lincoln Benefit Life Company ("Lincoln Benefit") is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a "Contract"):

   .   Consultant Solutions Classic

   .   Consultant Solutions Plus

   .   Consultant Solutions Elite

   .   Consultant Solutions Select

Effective November 30, 2006, this product is no longer being offered for sale.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives ("Investment Alternatives"). The Investment Alternatives include up to 2 fixed account options ("Fixed Account Options"), depending on the Contract, and include 50 variable sub-accounts ("Variable Sub-accounts") of the Lincoln Benefit Life Variable Annuity Account ("Variable Account"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("Funds"):

 AIM Variable Insurance Funds           Premier VIT

 The Alger American Fund                PIMCO Variable Insurance Trust

 Fidelity(R) Variable Insurance         The Rydex Variable Trust
   Products
                                        T. Rowe Price Equity Series, Inc.
 Janus Aspen Series
                                        Van Eck Worldwide Insurance Trust
 Legg Mason Partners Variable Equity
   Trust                                Van Kampen Life Investment Trust

 Legg Mason Partners Variable Income    The Universal Institutional Funds,
   Trust                                  Inc.

 MFS(R) Variable Insurance Trust(SM)

 Oppenheimer Variable Account Funds

Each Fund has multiple investment Portfolios ("Portfolios"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract value ("Contract Value") a credit enhancement ("Credit Enhancement") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


We (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2008, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 74 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT The Securities and Exchange Commission has not approved or disapproved the securities
  NOTICES described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus.
          Anyone who tells you otherwise is committing a federal crime.

          The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

          The Contracts are not FDIC insured.

                               2     PROSPECTUS

Table of Contents
--------------------------------------------------------------------------------

                                                          Page
                 ---------------------------------------------
                 Overview
                 ---------------------------------------------
                    Important Terms                         4
                 ---------------------------------------------
                    Overview of Contracts                   5
                 ---------------------------------------------
                    The Contracts at a Glance               6
                 ---------------------------------------------
                    How the Contracts Work                 10
                 ---------------------------------------------
                    Expense Tables                         11
                 ---------------------------------------------
                    Financial Information                  15
                 ---------------------------------------------
                 Contract Features
                 ---------------------------------------------
                    The Contracts                          15
                 ---------------------------------------------
                    Purchases                              17
                 ---------------------------------------------
                    Contract Loans for 403(b) Contracts    19
                 ---------------------------------------------
                    Contract Value                         20
                 ---------------------------------------------
                    Investment Alternatives                33
                 ---------------------------------------------
                       The Variable Sub-accounts           33
                 ---------------------------------------------
                       The Fixed Account Options           38
                 ---------------------------------------------
                       Transfers                           42
                 ---------------------------------------------
                    Expenses                               45
                 ---------------------------------------------
                    Access to Your Money                   49
                 ---------------------------------------------

                                                                  Page
         -------------------------------------------------------------
            Income Payments                                        50
         -------------------------------------------------------------
            Death Benefits                                         56
         -------------------------------------------------------------
         Other Information
         -------------------------------------------------------------
            More Information                                       63
         -------------------------------------------------------------
            Taxes                                                  66
         -------------------------------------------------------------
            Annual Reports and Other Documents                     73
         -------------------------------------------------------------
         Statement of Additional Information Table of Contents     74
         -------------------------------------------------------------
         Appendix A - Contract Comparison Chart                    75
         -------------------------------------------------------------
         Appendix B - Market Value Adjustment                      76
         -------------------------------------------------------------
         Appendix C - Example of Calculation of Income Protection
          Benefit                                                  78
         -------------------------------------------------------------
         Appendix D - Withdrawal Adjustment Example - Death
          Benefits                                                 79
         -------------------------------------------------------------
         Appendix E - Calculation of Enhanced Earnings Death
          Benefit                                                  80
         -------------------------------------------------------------
         Appendix F - Withdrawal Adjustment Example -
          Accumulation Benefit                                     82
         -------------------------------------------------------------
         Appendix G - SureIncome Withdrawal Benefit Option
          Calculation Examples                                     83
         -------------------------------------------------------------
         Appendix H - Accumulation Unit Values                     85
         -------------------------------------------------------------

                               3     PROSPECTUS

Important Terms
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                          Page
                  --------------------------------------------
                  AB Factor                                22
                  --------------------------------------------
                  Accumulation Benefit                     22
                  --------------------------------------------
                  TrueReturn Accumulation Benefit Option   21
                  --------------------------------------------
                  Accumulation Phase                       10
                  --------------------------------------------
                  Accumulation Unit                        15
                  --------------------------------------------
                  Accumulation Unit Value                  15
                  --------------------------------------------
                  Annual Increase Death Benefit Option     57
                  --------------------------------------------
                  Annuitant                                16
                  --------------------------------------------
                  Automatic Additions Program              17
                  --------------------------------------------
                  Automatic Portfolio Rebalancing Program  44
                  --------------------------------------------
                  Beneficiary                              16
                  --------------------------------------------
                  Benefit Base                             22
                  --------------------------------------------
                  Benefit Payment                          28
                  --------------------------------------------
                  Benefit Payment Remaining                28
                  --------------------------------------------
                  Benefit Year                             28
                  --------------------------------------------
                  Co-Annuitant                             16
                  --------------------------------------------
                  *Contract                                15
                  --------------------------------------------
                  Contract Anniversary                      7
                  --------------------------------------------
                  Contract Owner ("You")                   15
                  --------------------------------------------
                  Contract Value                           20
                  --------------------------------------------
                  Contract Year                             7
                  --------------------------------------------
                  Credit Enhancement                       18
                  --------------------------------------------
                  Dollar Cost Averaging Program            44
                  --------------------------------------------
                  Due Proof of Death                       56
                  --------------------------------------------
                  Enhanced Earnings Death Benefit Option   58
                  --------------------------------------------
                  Excess of Earnings Withdrawal            59
                  --------------------------------------------
                  Fixed Account Options                    38
                  --------------------------------------------
                  Free Withdrawal Amount                   47
                  --------------------------------------------
                  Funds                                     1
                  --------------------------------------------
                  Guarantee Period Accounts                38
                  --------------------------------------------
                  Guarantee Options                        21
                  --------------------------------------------
                  Income Plan                              50
                  --------------------------------------------
                  Income Protection Benefit Option         54
                  --------------------------------------------
                  In-Force Earnings                        58
                  --------------------------------------------
                  In-Force Premium                         58
                  --------------------------------------------


                                                                Page
           ---------------------------------------------------------
           Investment Alternatives                               33
           ---------------------------------------------------------
           IRA Contract                                           7
           ---------------------------------------------------------
           Issue Date                                            10
           ---------------------------------------------------------
           Lincoln Benefit ("We")                                63
           ---------------------------------------------------------
           Market Value Adjustment                               40
           ---------------------------------------------------------
           Maximum Anniversary Value (MAV) Death Benefit Option  57
           ---------------------------------------------------------
           Payout Phase                                          10
           ---------------------------------------------------------
           Payout Start Date                                     10
           ---------------------------------------------------------
           Payout Withdrawal                                     53
           ---------------------------------------------------------
           Portfolios                                            63
           ---------------------------------------------------------
           Qualified Contract                                    62
           ---------------------------------------------------------
           Return of Premium ("ROP") Death Benefit               56
           ---------------------------------------------------------
           Rider Application Date                                 7
           ---------------------------------------------------------
           Rider Anniversary                                     21
           ---------------------------------------------------------
           Rider Date                                            21
           ---------------------------------------------------------
           Rider Fee                                              7
           ---------------------------------------------------------
           Rider Maturity Date                                   21
           ---------------------------------------------------------
           Rider Period                                          21
           ---------------------------------------------------------
           Rider Trade-In Option                                 27
           ---------------------------------------------------------
           Right to Cancel                                       18
           ---------------------------------------------------------
           SEC                                                    1
           ---------------------------------------------------------
           Settlement Value                                      56
           ---------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option      62
           ---------------------------------------------------------
           Standard Fixed Account Option                         39
           ---------------------------------------------------------
           SureIncome Withdrawal Benefit Option                  28
           ---------------------------------------------------------
           Systematic Withdrawal Program                         50
           ---------------------------------------------------------
           Tax Qualified Contract                                69
           ---------------------------------------------------------
           Transfer Period Accounts                              31
           ---------------------------------------------------------
           Trial Examination Period                               6
           ---------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program              36
           ---------------------------------------------------------
           Withdrawal Benefit Factor                             29
           ---------------------------------------------------------
           Withdrawal Benefit Payout Phase                       29
           ---------------------------------------------------------
           Withdrawal Benefit Payout Phase Start Date            29
           ---------------------------------------------------------
           Valuation Date                                        18
           ---------------------------------------------------------
           Variable Account                                      63
           ---------------------------------------------------------
           Variable Sub-account                                  33
           ---------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

Overview of Contracts
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

    . The Consultant Solutions Classic Contract has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

    . The Consultant Solutions Plus Contract offers a Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

    . The Consultant Solutions Elite Contract has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

    . The Consultant Solutions Select Contract has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               5     PROSPECTUS

The Contracts at a Glance
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.


Flexible Payments        We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least
                         $1,000 ($100 for automatic payments).

                         We reserve the right to accept a lesser initial purchase payment amount for each
                         Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum
                         Contract Value of $1,000.

                         For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5%
                         of such purchase payment.
------------------------------------------------------------------------------------------------------------
Trial Examination Period You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("Trial Examination Period"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable
                         Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial
                         Examination Period, the amount we refund to you will not include any Credit
                         Enhancement. See "Trial Examination Period" for details.
------------------------------------------------------------------------------------------------------------
Expenses                 Each Portfolio pays expenses that you will bear indirectly if you invest in a
                         Variable Sub-account. You also will bear the following expenses:

                         Consultant Solutions Classic Contracts

                         .      Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                         .      Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                         Consultant Solutions Plus Contracts

                         .      Annual mortality and expense risk charge equal to 1.45% of average daily net assets.

                         .      Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                         Consultant Solutions Elite Contracts

                         .      Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                         .      Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                         Consultant Solutions Select Contracts

                         .      Annual mortality and expense risk charge equal to 1.70% of average daily net assets.

                         .      No withdrawal charges.


                               6     PROSPECTUS

  All Contracts

  .      Annual administrative expense charge of 0.10% average daily net assets
         (up to 0.25% for future Contracts).

  .      Annual contract maintenance charge of $40 (reduced to $30 if Contract
         Value is at least $2000, and waived in certain cases).

  .      If you select the Maximum Anniversary Value (MAV) Enhanced Death
         Benefit Option ("MAV Death Benefit Option") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

  .      If you select the Annual Increase Enhanced Death Benefit Option
         ("Annual Increase Death Benefit Option"), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

  . If you select the Enhanced Earnings Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("Rider Application Date").

  . If you select the TrueReturn Accumulation Benefit Option you would pay an additional annual fee ("Rider Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary ("Contract Anniversary") during the Rider Period.
         You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome Withdrawal Benefit Option.

  .      If you select the SureIncome Withdrawal Benefit Option ("SureIncome
         Option") you would pay an additional annual fee ("SureIncome Option
         Fee") of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option
         Fee section). You may not select the SureIncome Option together with the TrueReturn Accumulation Benefit Option.

  . If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the Spousal Protection Benefit (Co-Annuitant) Option you would pay an additional annual fee ("Rider Fee") of 0.10% (up to 0.15% for Options added in the future) of the Contract Value ("Contract Value") on each Contract Anniversary. This Option is available only for Individual Retirement Annuity ("IRA") Contracts qualified under
         Section 408 of the Internal Revenue Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection
         Benefit (Co-Annuitant) Option at any time. No Rider Fee is charged for the Spousal Protection Benefit (Co-Annuitant) Option for Contract
         Owners who added the Option prior to May 1, 2005.

  .      Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year ("Contract
         Year"), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

  .      State premium tax (if your state imposes one)

  .      Not all Options are available in all states

  .      We may discontinue offering any of these Options at any time.
------------------------------------------------------------------------------------------

                               7     PROSPECTUS

-------------------------------------------------------------------------------------------------------------
Investment Alternatives Each Contract offers several investment alternatives including:

                        .      up to 2 Fixed Account Options that credit interest at rates we guarantee,
                               and

                        .      50 Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

                        .         Invesco A I M Advisors, Inc.

                        .         Fred Alger Management, Inc.

                        .         Fidelity Management & Research Company

                        .         Janus Capital Management LLC

                        .         MFS(TM) Investment Management

                        .         OppenheimerFunds, Inc.

                        .         OpCap Advisors LLC

                        .         Pacific Investment Management Company LLC

                        .         Rydex Investments

                        .         Legg Mason Partners Fund Advisor, LLC

                        .         T. Rowe Price Associates, Inc.

                        .         Van Eck Associates Corporation

                        .         Van Kampen Asset Management

                        .         Van Kampen/(1)/

                           (1) Morgan Stanley Investment Management Inc., the adviser to the UIF
                           Portfolios, does business in certain instances using the name Van Kampen.

                        Not all Fixed Account Options are available in all states or with all Contracts.

                        To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at 800-457-
                        7617.
-------------------------------------------------------------------------------------------------------------
Special Services        For your convenience, we offer these special services:

                        .      Automatic Portfolio Rebalancing Program

                        .      Automatic Additions Program

                        .      Dollar Cost Averaging Program

                        .      Systematic Withdrawal Program

                        .      TrueBalance/SM/ Asset Allocation Program
-------------------------------------------------------------------------------------------------------------
Income Payments         You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                        .      life income with guaranteed number of payments

                        .      joint and survivor life income with guaranteed number of payments

                        .      guaranteed number of payments for a specified period

                        .      life income with cash refund

                        .      joint life income with cash refund

                        .      life income with installment refund

                        .      joint life income with installment refund

                        In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-------------------------------------------------------------------------------------------------------------


                               8     PROSPECTUS

--------------------------------------------------------------------------------------------------
Death Benefits If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract ("ROP Death Benefit"), the death benefit options we currently offer include:

               .      MAV Death Benefit Option;

               .      Annual Increase Death Benefit Option; and

               .      Enhanced Earnings Death Benefit Option.
--------------------------------------------------------------------------------------------------
Transfers      Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.
               The minimum amount that can be transferred into the Standard Fixed Account or
               Market Value Adjusted Account Options is $100.

               A charge may apply after the 12/th/ transfer in each Contract Year.
--------------------------------------------------------------------------------------------------
Withdrawals    You may withdraw some or all of your Contract Value at any time during the
               Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your Contract
               Value to less than $1,000, we will treat the request as a withdrawal of the entire
               Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value
               Adjustment may also apply.
--------------------------------------------------------------------------------------------------

                               9     PROSPECTUS

How the Contracts Work
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on 53. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "Income Payments."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."


Please call us at 800-457-7617 if you have any question about how the Contracts work.


                               10     PROSPECTUS

Expense Tables
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                    Number of Complete Years Since We Received the Purchase Payment
                                       Being Withdrawn/Applicable Charge:
 ---------------------------------------------------------------------------------------------------
 Contract:                            0       1       2       3       4      5    6       7    8+
 Consultant Solutions Classic         7%      7%      6%      5%      4%     3%   2%      0%    0%
 Consultant Solutions Plus          8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
 Consultant Solutions Elite:          7%      6%      5%      0%      0%     0%   0%      0%    0%
 Consultant Solutions Select:                         None

 All Contracts:
 Annual Contract Maintenance Charge                   $40**
 Transfer Fee                       up to 2.00% of the amount transferred, but not more than $25***
 Premium Taxes                         0% to 4.00% of Purchase Payment****
 Loan Interest Rate                                7.25%*****

   * Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

   ** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

   *** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

   **** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

   ***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                         1.25%              0.10%              1.35%
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                            1.45%              0.10%              1.55%
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                           1.60%              0.10%              1.70%
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                          1.70%              0.10%              1.80%
-------------------------------------------------------------------------------------------------------------------------

   * We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               Currently 0.20%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Annual Increase Death Benefit Option   Currently 0.30%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.25%, up to a maximum of
  Option (issue age 0-70)               0.35% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.40%, up to a maximum of
  Option (issue age 71-79)              0.50% for Options added in the future
                                        *

                               11     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                    Mortality and Expense Administrative  Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)         Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                         2.15%              0.10%              2.25%
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                            2.35%              0.10%              2.45%
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                           2.50%              0.10%              2.60%
-------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                          2.60%              0.10%              2.70%
-------------------------------------------------------------------------------------------------------------------------

   * As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TrueReturn Accumulation Benefit Option Annual Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

TrueReturn Accumulation Benefit Option                       Currently 0.50%, up to a
                                                              maximum of 1.25% for
                                                              Options added in the
                                                              future. *
-------------------------------------------------------------------------------------

   * If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

Spousal Protection Benefit (Co-Annuitant) Option Annual Fee

(annual rate as a percentage of Contract Value on a Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option             Currently 0.10%, up to a
                                                              maximum of 0.15% for
                                                              Options added in the
                                                              future *
-------------------------------------------------------------------------------------

   * For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.

SureIncome Option Fee

(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Withdrawal Benefit Option                         Currently 0.50%, up to a
                                                              maximum of 1.25% for
                                                              SureIncome Options
                                                              added in the future *
-------------------------------------------------------------------------------------

   * If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

Income Protection Benefit Option Fee (Payout Phase only)*

(as a percentage of average daily net assets)

Income Protection Benefit Option                             Currently 0.50%, up to a
                                                              maximum of 1.25% for
                                                              Options added in the
                                                              future*
-------------------------------------------------------------------------------------

   * See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.

                               12     PROSPECTUS

Portfolio Annual Expenses - Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.35%   5.32%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2007.


Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Annual Increase Death Benefit
    Option;

..   elected the Enhanced Earnings Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
    Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                           Consultant Solutions Classic      Consultant Solutions Plus
                          1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses $1,460 $2,936  $4,303   $7,456  $1,608 $3,203  $4,595   $7,568
-----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses $  952 $1,507  $2,079   $3,756  $1,100 $1,780  $2,390   $3,945
-----------------------------------------------------------------------------------------

                            Consultant Solutions Elite      Consultant Solutions Select
                          1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
-----------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses $1,411 $2,606  $4,187   $7,650  $  911 $2,633  $4,226   $7,704
-----------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses $  902 $1,188  $1,997   $4,084  $  403 $1,218  $2,046   $4,175
-----------------------------------------------------------------------------------------




                               13     PROSPECTUS

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
 Annual Portfolio Expenses  $865  $2,511  $4,048   $7,456   $886  $2,565  $4,128   $7,568
------------------------------------------------------------------------------------------
Costs Based on Minimum
 Annual Portfolio Expenses  $357  $1,082  $1,824   $3,756   $377  $1,142  $1,923   $3,945
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
 Annual Portfolio Expenses  $901  $2,606  $4,187   $7,650   $911  $2,633  $4,226   $7,704
------------------------------------------------------------------------------------------
Costs Based on Minimum
 Annual Portfolio Expenses  $392  $1,188  $1,997   $4,084   $403  $1,218  $2,046   $4,175
------------------------------------------------------------------------------------------




Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $40 each year. The above examples assume you have selected the MAV Death Benefit Option, the Annual Increase Death Benefit Option, the Enhanced Earnings Death Benefit Option (assuming the oldest Contract Owner and Co-Annuitant, or, if the Contract Owner is a non-living person, the oldest Annuitant, are age 71 or older, and all are age 79 or younger on the Rider Application Date), the Spousal Protection Benefit (Co-Annuitant) Option, and the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

                               14     PROSPECTUS

Financial Information
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


The Contracts
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

    .  the investment alternatives during the Accumulation and Payout Phases,

    .  the amount and timing of your purchase payments and withdrawals,

    .  the programs you want to use to invest or withdraw money,

    .  the income payment plan(s) you want to use to receive retirement income,

    . the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

    . any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The Consultant Solutions Select is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

                               15     PROSPECTUS

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a Co-Annuitant:

    . the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

    .  the Contract Owner must be age 90 or younger on the Rider Application
       Date;

    . and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

    .  the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("Death Proceeds") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the

                               16     PROSPECTUS
sole surviving Contract Owner dies, the new Beneficiary will be:

    .  your spouse or, if he or she is no longer living,

    .  your surviving children equally, or if you have no surviving children,

    .  your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For Consultant Solutions Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

                               17     PROSPECTUS

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.


We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For Consultant Solutions Select Contracts, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 25.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.

CREDIT ENHANCEMENT
For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each Consultant Solutions Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                                             Cumulative Purchase
                   Additional Credit       Payments less Cumulative
                 Enhancement for Large         Withdrawals must
                       Contracts                   exceed:
             0.50% of the purchase payment        $  500,000
             1.00% of the purchase payment        $1,000,000

If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "Trial Examination Period" below for details. The Consultant Solutions Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "Right to Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we

                               18     PROSPECTUS
will refund the greater of any purchase payments or the Contract Value.

For Consultant Solutions Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

    .  your Variable Account purchase payments; and

    .  any portion of the Credit Enhancement assigned to the Variable
       Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO VIT Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

Contract Loans for 403(b) Contracts
--------------------------------------------------------------------------------


Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

   (a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

   (b) equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Payout Start Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan

                               19     PROSPECTUS

Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)the Death Proceeds;

(2)full withdrawal proceeds;

(3)the amount available for partial withdrawal; and

(4)the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase
Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Contract Value
--------------------------------------------------------------------------------


On the Issue Date, the Contract Value is equal to your initial purchase payment (for Consultant Solutions Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For Consultant Solutions Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

    . changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

                               20     PROSPECTUS

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TrueReturn Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "Rider Maturity Date." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

..   notifying us in writing in a form satisfactory to us; or

    . changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "Rider Anniversary" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "Rider Period" begins on the Rider Date and ends on the Rider Maturity Date. The "Rider Date" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "Guarantee Options," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation

                               21     PROSPECTUS

Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "Accumulation Benefit" is equal to the Benefit Base multiplied by the AB Factor. The "AB Factor" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB Factors
                       Rider Period    Guarantee Guarantee
                     (number of years) Option 1  Option 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                  Guarantee Option:                       1
                  Rider Period:                          15
                  AB Factor:                           187.5%
                  Rider Date:                          1/2/04
                  Rider Maturity Date:                 1/2/19
                  Benefit Base on Rider Date:          $50,000
                  Benefit Base on rider Maturity Date: $50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                  Guarantee Option:                       2
                  Rider Period:                          15
                  AB Factor:                           150.0%
                  Rider Date:                          1/2/04
                  Rider Maturity Date:                 1/2/19
                  Benefit Base on Rider Date:          $50,000
                  Benefit Base on rider Maturity Date: $50,000

              On the Rider Maturity Date (1/2/19):
              Accumulation Benefit =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

    . The Benefit Base will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

    . The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the

                               22     PROSPECTUS
investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 Guarantee Option 1        Guarantee Option 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option.

                               23     PROSPECTUS

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------

Category A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
Category B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1)(4)/

Van Kampen LIT Government, Class II Sub-Account


--------------------------------------------------------------------------------
Category C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account

Janus Aspen Series International Growth - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account/(1)/
Legg Mason Partners Variable Investors - Class I Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account


Premier VIT OpCap Balanced Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1) AIM V.I. Capital Appreciation - Series II Sub-Account

Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account

Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account/(3)(4)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account

Van Kampen LIT Mid Cap Growth, Class II Sub-Account

--------------------------------------------------------------------------------

/(1)/Effective April 27, 2007, the Legg Mason Partners Variable All Cap
     Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

/(2)/Effective April 27, 2007, the Legg Mason Partners Variable Investors
     Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.


/(3)/Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.

/(4)/Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio and the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio.


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio
Option 1. We will use the percentage allocations as of your most recent instructions.

Model Portfolio Option 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also

                               24     PROSPECTUS
make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

          Model Portfolio Option 2 (Rider Date Prior to May 1, 2005)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
Category A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
Category B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1)(4)/

Van Kampen LIT Government, Class II Sub-Account


--------------------------------------------------------------------------------
Category C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable Investors - Class I Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Premier VIT OpCap Balanced Sub-Account


T. Rowe Price Equity Income - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------
Category D
AIM V.I. Capital Appreciation - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account

Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account

Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account

Janus Aspen Series International Growth - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account/(3)/
MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account Rydex VT Sector Rotation Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

UIF Capital Growth, Class II Sub-Account/(1)(4)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account

Van Kampen LIT Mid Cap Growth, Class II Sub-Account
--------------------------------------------------------------------------------

(1)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.


(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(3)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.


(4)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio and the Van Kampen UIF U.S.
   Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio.


Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005). We will use the percentage allocations as of your most recent instructions.

Rider Date on or after May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

         Model Portfolio Option 2 (Rider Date on or after May 1, 2005)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account

                               25     PROSPECTUS

Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account

Janus Aspen Series International Growth - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account/(1)/
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
Legg Mason Partners Variable Investors - Class I Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account
Premier VIT OpCap Balanced Sub-Account


Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(3)(4)/

Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account



         Model Portfolio Option 2 (Rider Date on or after May 1, 2005)
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                                   Excluded
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account

Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account

Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account/(3)(4)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account

Van Kampen LIT Mid Cap Growth, Class II Sub-Account


(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.


(3)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.

(4)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio and the Van Kampen UIF U.S.
   Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio.


TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 62 of your Contract, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will

                               26     PROSPECTUS
remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("New Option"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

..   The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new SureIncome
    Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

                               27     PROSPECTUS

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "Benefit Payment Remaining" which will be available for withdrawal from the Contract each "Benefit Year" until the "Benefit Base" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "Withdrawal Benefit Payout Phase".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "Rider Date" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date") (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The "Withdrawal Benefit Factor" is used to determine the "Benefit Payment" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

    . The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

    . The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts)

                               28     PROSPECTUS
multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

    . If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

    . If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

       .  The Benefit Payment immediately prior to the withdrawal; or

       . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and decreased by withdrawals as follows:

    . If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

    . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

    . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

    . The "Withdrawal Benefit Payout Start Date" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

    . No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

    . The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

    . During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined

                               29     PROSPECTUS
      under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
       Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

    . If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

    . If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

    .  Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

Beginning of Benefit Year 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

Beginning of Benefit Year 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

   * This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.

Investment Requirements

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options ("Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available

                               30     PROSPECTUS

Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *Model Portfolio Option 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
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You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

                                   Available
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AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account

Janus Aspen Series International Growth - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable All Cap - Class II Sub-Account/(1)/
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account Legg Mason Partners Variable Investors - Class II Sub-Account/(2)/
MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account


Premier VIT OpCap Balanced Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1)(4)/

Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
Van Kampen LIT Government, Class II Sub-Account


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                               31     PROSPECTUS

                                   Excluded
--------------------------------------------------------------------------------
AIM V.I. Capital Appreciation - Series II Sub-Account

Alger American LargeCap Growth - Class S Sub-Account
Alger American Capital Appreciation - Class S Sub-Account

Alger American MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Capital Growth, Class II Sub-Account/(3)(4)/

Van Eck Worldwide Emerging Markets Sub-Account
Van Eck Worldwide Hard Assets Sub-Account

Van Kampen LIT Mid Cap Growth, Class II Sub-Account


(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.


(3)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.

(4)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio and the Van Kampen UIF U.S.
   Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio.


TrueBalance/SM/ Model Portfolio Options.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a "Rider Trade-In Option" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be an Option that we make available for use with this
    Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant.

If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 62 of your prospectus, then the SureIncome Option will continue, unless the new

                               32     PROSPECTUS

Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

This SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

Investment Alternatives: The Variable Sub-accounts
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 50 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.


You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 800-457-7617.



Portfolio                                Investment Objective           Investment Adviser
---------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II    Long-term growth of capital
------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -     Growth of capital
 Series II                                                              Invesco A I M Advisors, Inc./(1)/
------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II    Growth of capital
------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund -      Long-term growth of capital
 Series II
------------------------------------------------------------------------
The Alger American Fund
---------------------------------------------------------------------------------------------------------
Alger American LargeCap Growth           Long-term capital appreciation
 Portfolio - Class S
------------------------------------------------------------------------Fred Alger Management, Inc.
Alger American Capital Appreciation      Long-term capital appreciation
 Portfolio - Class S
------------------------------------------------------------------------
Alger American MidCap Growth Portfolio   Long-term capital appreciation
 - Class S
------------------------------------------------------------------------


                               33     PROSPECTUS


Portfolio                                Investment Objective                                       Investment Adviser
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager/(SM)/         High total return with reduced risk over the long term by
 Portfolio - Service Class 2              allocating its assets among stocks, bonds, and short-
                                          term instruments.
----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -   Reasonable income. The fund will also consider the         Fidelity Management &
 Service Class 2                          potential for capital appreciation. The fund's goal is to  Research Company achieve a yield which exceeds the composite yield on
                                          the securities comprising the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R)).
----------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service  To achieve capital appreciation
 Class 2
----------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to the total return of
 Service Class 2                          common stocks publicly traded in the United States as
                                          represented by the Standard & Poor's 500/(SM)/ Index
                                          (S&P 500(R))
----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       As high a level of current income as is consistent with
 Portfolio - Service Class 2              the preservation of capital
----------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is consistent with
 Service Class 2                          preservation of capital and daily liquidity.
----------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital
 Service Class 2
----------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent with preservation
 Service Shares                           of capital and balanced by current income
----------------------------------------------------------------------------------------------------
Janus Aspen Series International Growth  Long-term growth of capital.
 Portfolio - Service Shares
----------------------------------------------------------------------------------------------------Janus Capital Management
Janus Aspen Series Forty Portfolio -     Long-term growth of capital                                 LLC
 Service Shares
----------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value         Capital appreciation
 Portfolio - Service Shares
----------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed   Long-term growth of capital
 Core Portfolio - Service Shares
----------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value   Capital appreciation
 Portfolio - Service Shares
----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity
 Trust
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable             Long-term capital growth with current income as a
 Fundamental Value Portfolio - Class      secondary consideration                                   Legg Mason Partners Fund
 I/(2)/                                                                                              Advisor, LLC
----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors   Long-term growth of capital with current income as a
 Portfolio - Class I/(3)/                 secondary objective
----------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Income
 Trust
----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global      Maximum total return, consistent with preservation of      Legg Mason Partners Fund
 High Yield Bond Portfolio - Class II     capital                                                    Advisor, LLC
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust/(SM)/
----------------------------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class   Total return with an emphasis on high current income,
                                          but also considering capital appreciation
----------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series -      Capital appreciation
 Service Class
----------------------------------------------------------------------------------------------------MFS(TM) Investment
MFS Investors Trust Series - Service     Capital appreciation                                        Management
 Class
----------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class Capital appreciation
----------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class  Total return
----------------------------------------------------------------------------------------------------
MFS Value Series - Service Class         Capital appreciation
----------------------------------------------------------------------------------------------------


                               34     PROSPECTUS


Portfolio                                Investment Objective                                    Investment Adviser
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by investing a
 Service Shares                           substantial portion of assets in securities of foreign
                                          issuers, growth-type companies, cyclical industries    OppenheimerFunds, Inc.
                                          and special situations that are considered to have
                                          appreciation possibilities.
-------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap        Capital appreciation.
 Fund(R)/VA - Service Shares
-------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service     Capital appreciation by investing in "growth type"
 Shares                                   companies.
-------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with preservation
 Dollar- Hedged) - Administrative Shares  of capital and prudent investment management.
-------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio -       Maximum current income, consistent with                 Pacific Investment
 Administrative Shares                    preservation of capital and daily liquidity            Management Company LLC
-------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with preservation of
 Administrative Shares                    real capital and prudent investment management
-------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with preservation
 Administrative Shares                    of capital and prudent investment management.
-------------------------------------------------------------------------------------------------
Premier VIT
--------------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio     Growth of capital and investment income                 OpCap Advisors LLC
--------------------------------------------------------------------------------------------------------------------------
The Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund            Long-term capital appreciation.                         Rydex Investments
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth           Long-term capital growth. Income is a secondary
 Portfolio - II                           objective.                                             T. Rowe Price Associates,
-------------------------------------------------------------------------------------------------Inc.
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as long-term
 II                                       growth of capital.
-------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
UIF Capital Growth Portfolio,            Long-term capital appreciation by investing primarily
 Class II/(5)/                            in growth-oriented equity securities of large          Van Kampen/(4)/
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio,          Above average current income and long-term capital
 Class II/(5)/                            appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund   Consistent absolute (positive) returns in various
                                          market cycles
-------------------------------------------------------------------------------------------------Van Eck Associates
Van Eck Worldwide Emerging Markets Fund  Long-term capital appreciation by investing primarily   Corporation
                                          in equity securities in emerging markets around the
                                          world
-------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund       Long-term capital appreciation by investing primarily
                                          in "hard asset securities" with income as a
                                          secondary consideration
-------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Mid Cap Growth            Capital growth
 Portfolio, Class II
-------------------------------------------------------------------------------------------------Van Kampen Asset
Van Kampen LIT Government Portfolio,     High current return consistent with preservation of     Management
 Class II                                 capital
-------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income         Long-term growth of capital and income.
 Portfolio, Class II
-------------------------------------------------------------------------------------------------


(1) The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(2) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

                               35     PROSPECTUS

(3) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.

(4) Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.


(5) Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio and the Van Kampen UIF U.S. Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio.


Amounts you allocate to Variable Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program ("TrueBalance program") is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.


Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.


Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.


Lincoln Benefit and the principal underwriter of the Contracts, ALFS, Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

                               36     PROSPECTUS

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

                               37     PROSPECTUS

Investment Alternatives: The Fixed Account Options
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 46.

This option allows you to allocate purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 46.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the Consultant Solutions Select Contract.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.


                               38     PROSPECTUS

STANDARD FIXED ACCOUNT OPTION
If you have selected the Consultant Solutions Classic Contract, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "Guarantee Period Account" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for Consultant Solutions Classic. For Consultant Solutions Plus, Select and Elite Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-Day Window"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

    . transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

    . transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

    . withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

    . you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

    . you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a

                               39     PROSPECTUS
transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the Consultant Solutions Classic Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("Market Value Adjusted Fixed Guarantee Period"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury

                               40     PROSPECTUS

Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

    . transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

    . transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

    . withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

                               41     PROSPECTUS

Investment Alternatives: Transfers
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For Consultant Solutions Select Contracts, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account

Janus Aspen Series International Growth - Service Shares Sub-Account

Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck Worldwide Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.


We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for

                               42     PROSPECTUS
losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

    . we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

    . we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

    . the total dollar amount being transferred, both in the aggregate and in the transfer request;

    . the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

    . whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

    . whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

    . the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage

                               43     PROSPECTUS
market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

                               44     PROSPECTUS

Expenses
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As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

    .  your Contract Value is equal to or greater than $50,000; or

    . your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                       Consultant Solutions Classic 1.25%
                       ----------------------------------
                       Consultant Solutions Plus    1.45%
                       ----------------------------------
                       Consultant Solutions Elite   1.60%
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                       Consultant Solutions Select  1.70%
                       ----------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Consultant Solutions Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

    . MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

    . Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

    . Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

       . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the

                               45     PROSPECTUS
         oldest Annuitant, are age 70 or younger on the Rider Application Date;

       . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

       . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

    . Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract

                               46     PROSPECTUS

Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
For all of the contracts except the Consultant Solutions Select, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 42 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Consultant Solutions Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a

                               47     PROSPECTUS
withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

    .  The Free Withdrawal Amount described above; or

    . Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the Consultant Solutions Select Contract, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

All Contracts

We do not apply a withdrawal charge in the following situations:

    . the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

    . withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

    .  withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Consultant Solutions Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

"Due Proof" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"Due Proof" includes, but is not limited to, a letter signed by a physician stating that the Owner or

                               48     PROSPECTUS

Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"Unemployment Compensation" means unemployment compensation received from a unit of state or federal government in the U.S. "Due Proof" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the Consultant Solutions Select.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 11. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios.

Access to Your Money
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WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 52.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the

                               49     PROSPECTUS

Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 41.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncomeWithdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.   An emergency exists as defined by the SEC, or

3.   The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.


Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

    .  the youngest Annuitant's 99th birthday, or

    .  the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income

                               50     PROSPECTUS

Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

    .  fixed income payments;

    .  variable income payments; or

    .  a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 - Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 - Joint and Survivor Life Income with Guaranteed Number of Payments. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 - Guaranteed Number of Payments. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

Income Plan 4 - Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 - Joint Life Income with Cash Refund. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum

                               51     PROSPECTUS
payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 - Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 - Joint Life Income with Installment Refund. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

    . You may request to modify the length of the Guaranteed Payment Period. Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

    . You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under qualified plans. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current

                               52     PROSPECTUS
interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                 Number of Complete Years Since We Received the Purchase
                                 Payment Being Withdrawn/Applicable Charge:
    Contract:                     0      1      2      3      4      5     6     7    8+
    --------------------------------------------------------------------------------------
    Consultant Solutions Classic   7%     7%     6%     5%     4%     3%   2%     0%  0%
    Consultant Solutions Plus    8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
    Consultant Solutions Elite     7%     6%     5%     0%     0%     0%   0%     0%  0%
    Consultant Solutions Select                    None

Additional Information. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

    . terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

    . reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the

                               53     PROSPECTUS
net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

    . The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

    . You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

    . You may apply the Income Protection Benefit Option to more than one Income Plan.

    . The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

    . You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

    . You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

    .  You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

Investment Requirements.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

                               54     PROSPECTUS

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

The following table summarizes the Model Portfolio Option currently available for use with the Income Protection Benefit Option:

*Model Portfolio Option 1

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

Model Portfolio Option 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                           Model Portfolio Option 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
--------------------------------------------------------------------------------

CATEGORY A

Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account

                           Model Portfolio Option 1
--------------------------------------------------------------------------------

CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Partners Variable Global High Yield Bond - Class II Sub-Account
MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account/(1)(4)/

Van Kampen LIT Government, Class II Sub-Account


--------------------------------------------------------------------------------
CATEGORY C
AIM V.I. Basic Value - Series II Sub-Account
AIM V.I. Core Equity - Series II Sub-Account
AIM V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account

Janus Aspen Series International Growth - Service Shares Sub-Account

Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series INTECH Risk-Managed Core - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account
Janus Aspen Series Small Company Value - Service Shares Sub-Account
Legg Mason Partners Variable All Cap - Class II Sub-Account/(2)/
Legg Mason Partners Variable Investors - Class II Sub-Account/(3)/
MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer MidCap/VA - Service Shares Sub-Account
Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account


Premier VIT OpCap Balanced Sub-Account
Rydex VT Sector Rotation Sub-Account
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck Worldwide Absolute Return Sub-Account
Van Kampen LIT Growth and Income, Class II Sub-Account
--------------------------------------------------------------------------------


(1)Morgan Stanley Investment Management Inc., the investment advisor to the UIF Portfolios, does business in certain instances as Van Kampen.


(2)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I.

(3)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I.


(4)Effective May 1, 2008: the Van Kampen UIF Equity Growth Portfolio changed its name to the UIF Capital Growth Portfolio and the Van Kampen UIF U.S.
   Real Estate Portfolio changed its name to the UIF U.S. Real Estate Portfolio.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or

                               55     PROSPECTUS
whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

Death Benefits
--------------------------------------------------------------------------------



DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement ("Death Proceeds") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 57 for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "Complete Request for Settlement," a claim for distribution of the Death Proceeds must include "Due Proof of Death" in any of the following forms of documentation:

    .  A certified copy of the death certificate;

    . A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

    .  Any other proof acceptable to us.

"Death Proceeds" are determined based on when we receive a Complete Request for
Settlement:

    . If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds is equal to the "Death Benefit."

    . If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

    .  MAV Death Benefit Option

    .  Annual Increase Death Benefit Option

    .  Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "Death Benefit" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

    .  The Contract Value;

    .  The Settlement Value;

    .  The ROP Death Benefit;

    .  The MAV Death Benefit Option (if selected); or

    .  The Annual Increase Death Benefit Option (if selected).

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP Death Benefit" is equal to the sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus

                               56     PROSPECTUS

   Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 58), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

    . Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts).

    . Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

    . On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

    . The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and withdrawals); or

    .  The date we next determine the Death Proceeds.

Annual Increase Death Benefit Option.

The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and

                               57     PROSPECTUS
the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

    .  200% of the Contract Value as of the Rider Date; plus

    . 200% of purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

    . Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

    . The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Consultant Solutions Plus Contracts)); or

    .  The date we next determine the Death Proceeds.

Enhanced Earnings Death Benefit Option.

The "Enhanced Earnings Death Benefit Option" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

    . 0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

    . 0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

    . 100% of "In-Force Premium" (excluding purchase payment s (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

    .  40% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

    . 50% of "In-Force Premium" (excluding purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

    .  25% of "In-Force Earnings"

                               58     PROSPECTUS
calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "Excess-of-Earnings Withdrawals" made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 62, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

    .  The Rider Date will be changed to the date we determine the Death
       Proceeds;

    . The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

    . The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

    . The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
We reserve the right to impose limitations on the Investment Alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain investment alternatives, restrictions on transfers to and from certain investment alternatives, and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

    .  the date the Contract is terminated;

    . if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 62, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

    . if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

    . on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

    . on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

    .  the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

                               59     PROSPECTUS

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

Category 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

Option A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

    .  Over the life of the New Contract Owner; or

    . For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

    . Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

Option D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers

                               60     PROSPECTUS
allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "Annual Required Distribution" calculated for each calendar year. The first such withdrawal must occur within:

    .  One year of the date of death;

    . The same calendar year as the date we receive the first Complete Request for Settlement; and

    .  One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

    . The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

    . The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

    . A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

    .  The youngest Owner; otherwise,

    .  The youngest Beneficiary.

Category 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:

Option A.  The Owner may elect to receive the Death Proceeds in a lump sum.

Option B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

                               61     PROSPECTUS

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for qualified plans, including IRAs, may be different to conform with the individual tax requirements of each type of qualified plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

    . The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

    . The Contract Owner's spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

    . The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

    . The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

    . upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

    . upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

    .  on the date the Contract is terminated;

    .  on the Payout Start Date; or

    . on the date you change the beneficiary of the Contract and the change is accepted by us;

    . for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

    . for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

    . The Co-Annuitant must have been your legal spouse on the date of his or her death; and

    . Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

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More Information
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LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois.

Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also have entered into an administrative services agreement which provides that PICA or an affiliate will administer the Variable Account and the Contracts after a transition period that may last up to two years. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 74.


THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

                               63     PROSPECTUS

Voting Privileges. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

Distribution. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ALFS does not sell Contracts directly to purchasers. ALFS enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.


We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among

                               64     PROSPECTUS
banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ALFS paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).


To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.


Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ALFS and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. ALFS compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ALFS have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

Administration. We have primary responsibility for all administration of the Contracts and the Variable Account. Pursuant to the Agreement, we will enter into an administrative services agreement with PICA whereby, after a transition period that may last up to two years, PICA or an affiliate will provide administrative services to the Variable Account and the Contracts on our behalf.

We provide the following administrative services, among others:

    .  issuance of the Contracts;

    .  maintenance of Contract Owner records;

    .  Contract Owner services;

    .  calculation of unit values;

    .  maintenance of the Variable Account; and

    .  preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.

LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel and Secretary of Lincoln Benefit.

                               65     PROSPECTUS

Taxes
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The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

    .  the Contract Owner is a natural person,

    . the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

    . Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Grantor Trust Owned Annuity. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification

                               66     PROSPECTUS
regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Taxation of Level Monthly Variable Annuity Payments. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

    . if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

    . if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

                               67     PROSPECTUS

    . if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Taxation of Annuity Death Benefits. Death Benefit amounts are included in income as follows:

    . if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

    . if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

    .  made on or after the date the Contract Owner attains age 59 1/2,

    . made as a result of the Contract Owner's death or becoming totally disabled,

    . made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

    .  made under an immediate annuity, or

    .  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

Partial Exchanges. The IRS has issued a ruling that permits partial exchanges of annuity contracts. Under this ruling, if you take a withdrawal from a receiving or relinquishing annuity contract within 24 months of the partial exchange, then special aggregation rules apply for purposes of determining the taxable amount of a distribution. The IRS has issued limited guidance on how to aggregate and report these distributions. The IRS is expected to provide further guidance; as a result, it is possible that the amount we calculate and report to the IRS as taxable could be different. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions

                               68     PROSPECTUS
as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non- resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

    .  Individual Retirement Annuities (IRAs) under Code Section 408(b);

    .  Roth IRAs under Code Section 408A;

    .  Simplified Employee Pension (SEP IRA) under Code Section 408(k);

    .  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
       Section 408(p);

    .  Tax Sheltered Annuities under Code Section 403(b);

    .  Corporate and Self Employed Pension and Profit Sharing Plans under Code
       Section 401; and

    . State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

    .  made on or after the date the Contract Owner attains age 59 1/2,

    .  made to a beneficiary after the Contract Owner's death,

    .  attributable to the Contract Owner being disabled, or

    . made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

                               69     PROSPECTUS

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

    .  made on or after the date the Contract Owner attains age 59 1/2,

    .  made as a result of the Contract Owner's death or total disability,

    . made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

    .  made after separation from service after age 55 (does not apply to IRAs),

    .  made pursuant to an IRS levy,

    .  made for certain medical expenses,

    . made to pay for health insurance premiums while unemployed (applies only for IRAs),

    .  made for qualified higher education expenses (applies only for IRAs)

    . made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

    . from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, and before Dec. 31, 2007, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect

                               70     PROSPECTUS
out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

    .  required minimum distributions, or,

    . a series of substantially equal periodic payments made over a period of at least 10 years, or,

    . a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

    .  hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. The Pension Protection Act of 2006 Included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes.

For distributions in tax years beginning after 2005 and before 2008, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to a certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. An individual with adjusted gross income (AGI) of $100,000 or more won't be able to rollover amounts from an eligible retirement plan into a Roth IRA. Please note, however, that the $100,000 AGI limit will be eliminated for tax years beginning after December 31, 2009. Effective
January 1, 2005, the IRS requires conversions of annuity contracts to include the

                               71     PROSPECTUS
actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial
IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

Simplified Employee Pension IRA. Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

    .  attains age 59 1/2,

    .  severs employment,

    .  dies,

    .  becomes disabled, or

    . incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish

                               72     PROSPECTUS
tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

    . A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

    . An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

Annual Reports and Other Documents
--------------------------------------------------------------------------------



Lincoln Benefit's Annual Report on Form 10-K for the year ended December 31, 2007, is incorporated herein by reference, which means that it is legally a part of this prospectus.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000910739. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.


If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 800-457-7617.



                               73     PROSPECTUS

Statement of Additional Information
Table of Contents
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       Additions, Deletions, or Substitutions of Investments
       --------------------------------------------------------------------
       The Contracts
       --------------------------------------------------------------------
       Calculation of Accumulation Unit Values
       --------------------------------------------------------------------
       Calculation of Variable Income Payments
       --------------------------------------------------------------------

--------------------------------------------------------------------------------

                      General Matters
                      -----------------------------------
                      Experts
                      -----------------------------------
                      Financial Statements
                      -----------------------------------
                      Accumulation Unit Values
                      -----------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               74     PROSPECTUS

Appendix A
Contract Comparison Chart
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

Feature                                               Classic                          Plus                   Elite
----------------------------------------------------------------------------------------------------------------------------
                                                                              up to 5% depending on
                                                                              issue age and amount of
Credit Enhancement                                     None                   purchase payments               None
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                           1.45%                  1.60%
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                                               8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2               6.5/ 5.5/ 4/2.5            7/ 6/ 5
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,         Confinement, Terminal   Confinement, Terminal
Waivers                                Unemployment                           Illness, Unemployment   Illness, Unemployment

------------------------------------------------------------------------------------

Feature                                               Classic                 Select
------------------------------------------------------------------------------------


Credit Enhancement                                     None                   None
------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                  1.70%
------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2           None
------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,
Waivers                                Unemployment                            N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                           DCA Fixed Account Option*
               --------------------------------------------------
                                Classic    Plus    Elite   Select
               --------------------------------------------------
                                6-month  6-month  6-month   N/A
               Transfer Periods ---------------------------------
                                12-month 12-month 12-month  N/A

                 Standard Fixed Account Option (not available in all states)**
-----------------------------------------------------------------------------------------------
                                                      Classic                 Plus Elite Select
-----------------------------------------------------------------------------------------------
                                                      1-year                  N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
Guarantee Periods                      --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A

                      MVA Fixed Account Option (not available in all states)***
-----------------------------------------------------------------------------------------------------
                                                      Classic                  Plus    Elite  Select
-----------------------------------------------------------------------------------------------------
                                                      1-year                  1-year  1-year  1-year
                                       --------------------------------------------------------------
                                                      3-year                  3-year  3-year  3-year
                                       --------------------------------------------------------------
Guarantee Periods                                     5-year                  5-year  5-year  5-year
                                       --------------------------------------------------------------
                                                      7-year                  7-year  7-year  7-year
                                       --------------------------------------------------------------
                                                      10-year                 10-year 10-year 10-year

* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

** May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.

                               75     PROSPECTUS

Appendix B - Market Value Adjustment
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

   I       =       the Treasury Rate for a maturity equal to the term length of the
                Guarantee Period for the week preceding the establishment of the Market
                Value Adjusted Fixed Guarantee Period Account;

   J       =       the Treasury Rate for a maturity equal to the term length of the
                Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market
                Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be
                ("Market Value Adjustment Date").

   N       =       the number of whole and partial years from the Market Value
                Adjustment Date to the expiration of the term length of the Market
                Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                      Examples Of Market Value Adjustment
      Purchase Payment: $10,000 allocated to a Market Value Adjusted
                        Fixed Guarantee Period Account
      Guarantee Period: 5 years
      Interest Rate:    4.50%
      Full Withdrawal:  End of Contract Year 3
      Contract:         Consultant Solutions Classic*

                Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at       =         $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                         $11,411.66
Step 2: Calculate the Free Withdrawal     =         .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal          =         .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value        I         =          4.50%
 Adjustment:
                                          J         =          4.20%
                                                               730 DAYS
                                          N         =          _________  = 2
                                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X [I - (J
                                       + .0025)] X N
                                          =         .9 X [.045 - (.042 + .0025)] X 2 =
                                                 .0009
                                          Market Value Adjustment = Market Value
                                       Adjustment Factor X Amount
                                          Subject To Market Value Adjustment:
                                          =         .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received     =         $11,411.66 - $510 + $10.27 =
 by Contract owner as a result of                $10,911.93
 full withdrawal at the end of
 Contract Year 3:

                               76     PROSPECTUS

                  Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at       =         $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                         $11,411.66
Step 2: Calculate the Free Withdrawal     =         .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal          =         .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value        I         =          4.50%
 Adjustment:
                                          J         =          4.80%
                                                               730 DAYS
                                          N         =          _________  = 2
                                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X [I - (J
                                       + .0025)] X N
                                          =         .9 X [(.045 - (.048 + .0025)] X
                                                 (2) = -.0099
                                          Market Value Adjustment = Market Value
                                       Adjustment Factor X Amount
                                          Subject To Market Value Adjustment:
                                          =         -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received     =         $11,411.66 - $510 - $112.98 =
 by Contract owner as a result of                $10,788.68
 full withdrawal at the end of
 Contract Year 3:

* These examples assume the election of the Consultant Solutions Classic Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Consultant Solutions Plus, Consultant Solutions Elite Contracts, and Consultant Solutions Select Contracts which have different expenses and withdrawal charges.

                               77     PROSPECTUS

Appendix C
Example of Calculation of Income Protection Benefit
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

    Adjusted age of Annuitant on the Payout Start Date:         65
    -----------------------------------------------------------------------
    Sex of Annuitant:                                           male
    -----------------------------------------------------------------------
    Income Plan selected:                                       1
    -----------------------------------------------------------------------
    Payment frequency:                                          monthly
    -----------------------------------------------------------------------
    Amount applied to variable income payments under the Income
     Plan:                                                      $100,000.00
    -----------------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                    3%
-------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment: 85% of the initial variable amount income value
-------------------------------------------------------------------------------------------

Step 1 - Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

Step 2 - Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

Step 3 - Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               78     PROSPECTUS

Appendix D
Withdrawal Adjustment Example - Death Benefits*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                              Death Benefit Amount
                                                                ------------------------------------------------
                                                                                                    Annual
                                                                    ROP Value                  Increase Value**
                                                                -----------------              -----------------
                                                     Contract   Classic,                       Classic,
                            Beginning                  Value      Elite             Maximum      Elite
             Type of         Contract  Transaction     After       And            Anniversary     And
 Date       Occurrence        Value       Amount    Occurrence   Select    Plus      Value      Select    Plus
----------------------------------------------------------------------------------------------------------------
1/1/06 Contract Anniversary $   55,000            _ $    55,000 $  50,000 $52,000 $     55,000 $  52,500 $54,600
----------------------------------------------------------------------------------------------------------------
7/1/06  Partial Withdrawal  $   60,000 $     15,000 $    45,000 $  37,500 $39,000 $     41,250 $  40,339 $41,953
----------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.


------------------------------------------------------------------------------------------------------------
ROP Death Benefit
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          (a)
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                             (b)
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              (c)
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                         [(a)/(b)]*(c)
------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit
------------------------------------------------------------------------------------------------------------

MAV Death Benefit
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          (a)
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                             (b)
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                              (c)
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                         [(a)/(b)]*(c)
------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit
------------------------------------------------------------------------------------------------------------

Annual Increase Death Benefit**
------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                          (a)
------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                             (b)
------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth
 of interest on $52,500 and $54,600, respectively)                                                 (c)
------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                         [(a)/(b)]*(c)
------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit
------------------------------------------------------------------------------------------------------------

                                                                                              Classic, Elite and Select  Plus
-------------------------------------------------------------------------------------------------------------------------------
ROP Death Benefit
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                              $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                 $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                                  $50,000          $52,000
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                                  $12,500          $13,000
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                 $37,500          $39,000
-------------------------------------------------------------------------------------------------------------------------------

MAV Death Benefit
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                              $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                 $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                                  $55,000          $55,000
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                                  $13,750          $13,750
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                 $41,250          $41,250
-------------------------------------------------------------------------------------------------------------------------------

Annual Increase Death Benefit**
-------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                              $15,000          $15,000
-------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                                 $60,000          $60,000
-------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth
 of interest on $52,500 and $54,600, respectively)                                                     $53,786          $55,937
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                                  $13,446          $13,984
-------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                 $40,339          $41,953
-------------------------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

** Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               79     PROSPECTUS

Appendix E
Calculation of Enhanced Earnings Death Benefit*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

  Excess of Earnings Withdrawals                    =   $0
  Purchase Payments in the 12 months prior to death =   $0
  In-Force Premium                                  =   $100,000
                                                        ($100,000 + $0 - $0)
  In-Force Earnings                                 =   $25,000
                                                        ($125,000 - $100,000)
  Enhanced Earnings Death Benefit**                 =   40%*$25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

** If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

 Excess of Earnings Withdrawals                    =   $5,000
                                                       ($10,000 - $5,000)
 Purchase Payments in the 12 months prior to death =   $0
 In-Force Premium                                  =   $95,000
                                                       ($100,000 + $0 - $5,000)
 In-Force Earnings                                 =   $19,000
                                                       ($114,000 - $95,000)
 Enhanced Earnings Death Benefit**                 =   40%*$19,000 = $7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

** If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years

                               80     PROSPECTUS
later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                    =   $30,000
                                                      ($50,000 - $20,000)
Purchase Payments in the 12 months prior to death =   $0
In-Force Premium                                  =   $120,000
                                                      ($110,000 + $40,000 - $30,000)
In-Force Earnings                                 =   $20,000
                                                      ($140,000 - $120,000)
Enhanced Earnings Death Benefit**                 =   25%*$20,000 = $5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

** If the oldest Contract Owner had been age 70 or younger on the Rider
   Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

  Excess of Earnings Withdrawals                    =   $0
  Purchase Payments in the 12 months prior to death =   $0
  In-Force Premium                                  =   $100,000
                                                        ($100,000 + $0 - $0)
  In-Force Earnings                                 =   $50,000
                                                        ($150,000 - $100,000)
  Enhanced Earnings Death Benefit**                 =   40%*$50,000 = $20,000
  Contract Value                                    =   $150,000
  Death Benefit                                     =   $160,000
  Enhanced Earnings Death Benefit                   =   $20,000
  Continuing Contract Value                         =   $180,000
                                                        ($160,000 + $20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

** If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               81     PROSPECTUS

Appendix F
Withdrawal Adjustment Example - Accumulation Benefit*
--------------------------------------------------------------------------------

Rider Date: January 1, 2007

Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Consultant Solutions Classic, Elite and Select Contracts, $52,000 for Consultant Solutions Plus Contracts (assuming issue age 85 or younger)

                                                                                  Benefit Base
                                                                             -----------------------
                                 Beginning    Transaction   Contract Value   Classic, Elite
  Date    Type of Occurrence  Contract Value     Amount    After Occurrence    and Select     Plus
----------------------------------------------------------------------------------------------------
1/1/2008 Contract Anniversary $        55,000            _ $          55,000 $        50,000 $52,000
----------------------------------------------------------------------------------------------------
7/1/2008  Partial Withdrawal  $        60,000 $     15,000 $          45,000 $        37,500 $39,000
----------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                            Classic, Elite and Select  Plus
-------------------------------------------------------------------------------------------------------------
Benefit Base
-------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                          (a)               $15,000          $15,000
-------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal             (b)               $60,000          $60,000
-------------------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal      (c)               $50,000          $52,000
-------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                         [(a)/(b)]*(c)          $12,500          $13,000
-------------------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                                $37,500          $39,000
-------------------------------------------------------------------------------------------------------------

* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under Consultant Solutions Plus Contracts. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               82     PROSPECTUS

Appendix G - SureIncome Withdrawal Benefit Option Calculation Examples
--------------------------------------------------------------------------------

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                               83     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               84     PROSPECTUS

Appendix H - Accumulation Unit Values
--------------------------------------------------------------------------------


Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of Additional Information.

The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



 -----------------------------------------------------------------------------
 Sub-Account Name as of December 31,
 2007 (as appears in the following
 tables of Accumulation Unit Values)    Sub-Account Name as of May 1, 2008
 -----------------------------------------------------------------------------
 Alger American Growth Portfolio -      Alger American LargeCap Growth
 Class O                                Portfolio - Class O
 -----------------------------------------------------------------------------
 Alger American Leveraged AllCap        Alger American Capital Appreciation
 Portfolio - Class O                    Portfolio - Class O
 -----------------------------------------------------------------------------
 MFS Emerging Growth Series - Initial
 Class                                  MFS Growth Series - Initial Class
 -----------------------------------------------------------------------------
 Janus Aspen Series Foreign Stock       Janus Aspen Series International
 Portfolio - Service Shares             Growth Portfolio - Service Shares
 -----------------------------------------------------------------------------
 Van Kampen LIT Aggressive Growth       Van Kampen LIT Mid Cap Growth
 Portfolio, Class II                    Portfolio, Class II
 -----------------------------------------------------------------------------
 Van Kampen UIF Equity Growth
 Portfolio, Class II                    UIF Capital Growth Portfolio, Class II
 -----------------------------------------------------------------------------



LBL Consultant Solution Classic Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Low)

                          Mortality & Expense = 1.25


--------------------------------------------------------------------------------


                                                     For the Year Ending December 31,
Sub-Accounts                                          2004     2005     2006     2007
---------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
 Accumulation Unit Value Beginning                  $ 10.000 $ 10.745 $ 11.176 $ 12.452
 Accumulation Unit Value Ending                     $ 10.745 $ 11.176 $ 12.452 $ 12.451
 Number of Units Outstanding at End of Year          132,216  223,522  287,925  280,725
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
 Accumulation Unit Value Beginning                  $ 10.000 $ 10.303 $ 11.036 $ 11.547
 Accumulation Unit Value Ending                     $ 10.303 $ 11.036 $ 11.547 $ 12.727
 Number of Units Outstanding at End of Year           25,665   50,990   61,199   56,382
---------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
 Accumulation Unit Value Beginning                         -        - $ 10.000 $ 10.800
 Accumulation Unit Value Ending                            -        - $ 10.800 $ 11.493
 Number of Units Outstanding at End of Year                -        -  173,314  185,437
---------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
 Accumulation Unit Value Beginning                  $ 10.000 $ 10.989 $ 11.629 $ 12.732
 Accumulation Unit Value Ending                     $ 10.989 $ 11.629 $ 12.732 $ 13.725
 Number of Units Outstanding at End of Year          110,892  253,522  405,969  387,292
---------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
 Accumulation Unit Value Beginning                  $ 10.000 $ 10.103 $ 11.134 $ 11.523
 Accumulation Unit Value Ending                     $ 10.103 $ 11.134 $ 11.523 $ 13.598
 Number of Units Outstanding at End of Year          121,781  212,340  222,959  210,459
---------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
 Accumulation Unit Value Beginning                  $ 10.000 $ 10.219 $ 11.509 $ 13.506
 Accumulation Unit Value Ending                     $ 10.219 $ 11.509 $ 13.506 $ 17.746
 Number of Units Outstanding at End of Year           23,051   74,712  132,966  141,537
---------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
 Accumulation Unit Value Beginning                  $ 10.000 $ 10.628 $ 11.485 $ 12.450
 Accumulation Unit Value Ending                     $ 10.628 $ 11.485 $ 12.450 $ 16.122
 Number of Units Outstanding at End of Year           94,790  210,380  308,342  291,878
---------------------------------------------------------------------------------------


                               85     PROSPECTUS

                                                                            For the Year Ending December 31,
Sub-Accounts                                                               2004     2005      2006       2007
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.217 $   10.460 $   11.056
 Accumulation Unit Value Ending                                          $ 10.217 $ 10.460 $   11.056 $   12.561
 Number of Units Outstanding at End of Year                                56,932  111,219    134,814    148,955
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.389 $   13.106 $   14.408
 Accumulation Unit Value Ending                                          $ 11.389 $ 13.106 $   14.408 $   16.672
 Number of Units Outstanding at End of Year                               105,161  523,173    891,858    862,174
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.840 $   11.290 $   13.358
 Accumulation Unit Value Ending                                          $ 10.840 $ 11.290 $   13.358 $   13.344
 Number of Units Outstanding at End of Year                               248,175  457,976    699,045    675,449
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $  9.809 $   10.209 $   10.734
 Accumulation Unit Value Ending                                          $  9.809 $ 10.209 $   10.734 $   13.411
 Number of Units Outstanding at End of Year                               193,118  307,319    362,183    341,543
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.668 $   11.004 $   12.532
 Accumulation Unit Value Ending                                          $ 10.668 $ 11.004 $   12.532 $   13.002
 Number of Units Outstanding at End of Year                               306,038  812,899  1,175,182  1,100,162
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.215 $   10.269 $   10.549
 Accumulation Unit Value Ending                                          $ 10.215 $ 10.269 $   10.549 $   10.831
 Number of Units Outstanding at End of Year                               172,370  496,639    806,750    811,904
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $  9.965 $   10.104 $   10.429
 Accumulation Unit Value Ending                                          $  9.965 $ 10.104 $   10.429 $   10.797
 Number of Units Outstanding at End of Year                               319,746  913,007  1,383,659  1,358,656
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.931 $   12.810 $   14.883
 Accumulation Unit Value Ending                                          $ 10.931 $ 12.810 $   14.883 $   17.185
 Number of Units Outstanding at End of Year                                72,197  311,381    762,307    776,150
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.625 $   11.285 $   12.292
 Accumulation Unit Value Ending                                          $ 10.625 $ 11.285 $   12.292 $   13.373
 Number of Units Outstanding at End of Year                                54,585  153,996    242,446    234,531
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.317 $   11.861 $   13.814
 Accumulation Unit Value Ending                                          $ 11.317 $ 11.861 $   13.814 $   16.114
 Number of Units Outstanding at End of Year                                32,940  115,107    165,929    179,041
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.491 $   12.759 $   13.735
 Accumulation Unit Value Ending                                          $ 11.491 $ 12.759 $   13.735 $   18.512
 Number of Units Outstanding at End of Year                                14,808   76,819    168,017    143,770
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.303 $   12.266 $   13.924
 Accumulation Unit Value Ending                                          $ 11.303 $ 12.266 $   13.924 $   14.720
 Number of Units Outstanding at End of Year                                68,978  356,713    564,227    539,843
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.339 $   12.407 $   13.558
 Accumulation Unit Value Ending                                          $ 11.339 $ 12.407 $   13.558 $   14.194
 Number of Units Outstanding at End of Year                                39,658  125,616    164,908    134,550
----------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                              - $ 10.000 $   10.974 $   13.193
 Accumulation Unit Value Ending                                                 - $ 10.974 $   13.193 $   12.219
 Number of Units Outstanding at End of Year                                     -   77,386    178,295    196,175
----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                              -        -          - $   10.000
 Accumulation Unit Value Ending                                                 -        -          - $    9.509
 Number of Units Outstanding at End of Year                                     -        -          -     48,073
----------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.871 $   11.105 $   12.089
 Accumulation Unit Value Ending                                          $ 10.871 $ 11.105 $   12.089 $   11.885
 Number of Units Outstanding at End of Year                               168,236  465,661    703,308    698,823
----------------------------------------------------------------------------------------------------------------


                               86     PROSPECTUS

                                                                                 For the Year Ending December 31,
Sub-Accounts                                                                    2004     2005      2006       2007
---------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                                   -        -          -          -
 Accumulation Unit Value Ending                                                      -        -          -          -
 Number of Units Outstanding at End of Year                                          -        -          -          -
---------------------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.652 $   10.724 $   11.637
 Accumulation Unit Value Ending                                               $ 10.652 $ 10.724 $   11.637 $   11.655
 Number of Units Outstanding at End of Year                                    105,366  209,209    238,258    216,819
---------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.471 $   10.767 $   11.398
 Accumulation Unit Value Ending                                               $ 10.471 $ 10.767 $   11.398 $   12.483
 Number of Units Outstanding at End of Year                                     19,040  229,340    467,604    434,299
---------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.810 $   11.413 $   12.689
 Accumulation Unit Value Ending                                               $ 10.810 $ 11.413 $   12.689 $   13.772
 Number of Units Outstanding at End of Year                                      9,814   32,676     38,786     40,966
---------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $  9.945 $   10.304 $   11.480
 Accumulation Unit Value Ending                                               $  9.945 $ 10.304 $   11.480 $   11.579
 Number of Units Outstanding at End of Year                                     40,927   92,908    113,307    100,633
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.783 $   10.914 $   12.019
 Accumulation Unit Value Ending                                               $ 10.783 $ 10.914 $   12.019 $   12.323
 Number of Units Outstanding at End of Year                                    128,035  326,074    375,040    335,392
---------------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $ 11.175 $   11.737 $   13.954
 Accumulation Unit Value Ending                                               $ 11.175 $ 11.737 $   13.954 $   14.810
 Number of Units Outstanding at End of Year                                     45,846  129,930    194,233    188,327
---------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
 Accumulation Unit Value Beginning                                                   - $ 10.000 $   11.723 $   11.877
 Accumulation Unit Value Ending                                                      - $ 11.723 $   11.877 $   12.423
 Number of Units Outstanding at End of Year                                          -   26,917     87,641     90,045
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                            $ 10.000 $ 11.390 $   12.817 $   14.840
 Accumulation Unit Value Ending                                               $ 11.390 $ 12.817 $   14.840 $   15.529
 Number of Units Outstanding at End of Year                                    123,098  340,222    463,678    425,468
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                            $ 10.000 $ 11.324 $   12.256 $   13.864
 Accumulation Unit Value Ending                                               $ 11.324 $ 12.256 $   13.864 $   13.485
 Number of Units Outstanding at End of Year                                    138,676  457,975    760,414    690,006
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.382 $   10.769 $   10.857
 Accumulation Unit Value Ending                                               $ 10.382 $ 10.769 $   10.857 $   11.099
 Number of Units Outstanding at End of Year                                     75,187  276,055    508,415    482,258
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $ 10.000 $  9.959 $   10.096 $   10.420
 Accumulation Unit Value Ending                                               $  9.959 $ 10.096 $   10.420 $   10.781
 Number of Units Outstanding at End of Year                                    167,490  325,748    459,580    401,905
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.596 $   10.671 $   10.602
 Accumulation Unit Value Ending                                               $ 10.596 $ 10.671 $   10.602 $   11.576
 Number of Units Outstanding at End of Year                                    206,384  648,012    937,569    902,299
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.283 $   10.392 $   10.647
 Accumulation Unit Value Ending                                               $ 10.283 $ 10.392 $   10.647 $   11.424
 Number of Units Outstanding at End of Year                                    249,949  653,328  1,083,265  1,062,806
---------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.805 $   10.951 $   11.970
 Accumulation Unit Value Ending                                               $ 10.805 $ 10.951 $   11.970 $   11.284
 Number of Units Outstanding at End of Year                                     38,773   61,072     86,922     76,705
---------------------------------------------------------------------------------------------------------------------


                               87     PROSPECTUS

                                                            For the Year Ending December 31,
Sub-Accounts                                               2004     2005      2006       2007
------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
 Accumulation Unit Value Beginning                       $ 10.000 $ 11.229 $   10.576 $   11.620
 Accumulation Unit Value Ending                          $ 11.229 $ 10.576 $   11.620 $   12.187
 Number of Units Outstanding at End of Year               121,721  203,935    218,567    170,119
------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
 Accumulation Unit Value Beginning                       $ 10.000 $ 10.599 $   11.890 $   13.065
 Accumulation Unit Value Ending                          $ 10.599 $ 11.890 $   13.065 $   15.819
 Number of Units Outstanding at End of Year                15,602   56,294     91,432     78,479
------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
 Accumulation Unit Value Beginning                       $ 10.000 $ 10.490 $   10.932 $   11.791
 Accumulation Unit Value Ending                          $ 10.490 $ 10.932 $   11.791 $   13.084
 Number of Units Outstanding at End of Year                74,071  438,125    846,349    814,281
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
 Accumulation Unit Value Beginning                       $ 10.000 $ 11.106 $   11.361 $   13.299
 Accumulation Unit Value Ending                          $ 11.106 $ 11.361 $   13.299 $   13.516
 Number of Units Outstanding at End of Year               299,734  948,390  1,402,991  1,333,577
------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
 Accumulation Unit Value Beginning                       $ 10.000 $  9.917 $    9.804 $   10.509
 Accumulation Unit Value Ending                          $  9.917 $  9.804 $   10.509 $   10.787
 Number of Units Outstanding at End of Year                33,863   58,131     63,097     68,791
------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
 Accumulation Unit Value Beginning                       $ 10.000 $ 12.106 $   15.764 $   21.694
 Accumulation Unit Value Ending                          $ 12.106 $ 15.764 $   21.694 $   29.449
 Number of Units Outstanding at End of Year                13,596   76,101    140,010    151,951
------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
 Accumulation Unit Value Beginning                       $ 10.000 $ 12.455 $   18.637 $   22.889
 Accumulation Unit Value Ending                          $ 12.455 $ 18.637 $   22.889 $   32.819
 Number of Units Outstanding at End of Year                25,156   98,493    151,158    197,678
------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value Beginning                       $ 10.000 $ 11.112 $   12.180 $   12.608
 Accumulation Unit Value Ending                          $ 11.112 $ 12.180 $   12.608 $   14.626
 Number of Units Outstanding at End of Year                25,709   47,131     54,285     48,758
------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
 Accumulation Unit Value Beginning                       $ 10.000 $ 10.187 $   10.379 $   10.558
 Accumulation Unit Value Ending                          $ 10.187 $ 10.379 $   10.558 $   11.145
 Number of Units Outstanding at End of Year                63,788  164,577    182,914    211,170
------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value Beginning                       $ 10.000 $ 11.083 $   11.996 $   13.725
 Accumulation Unit Value Ending                          $ 11.083 $ 11.996 $   13.725 $   13.881
 Number of Units Outstanding at End of Year               135,175  493,860    824,335    783,069
------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
 Accumulation Unit Value Beginning                       $ 10.000 $ 10.383 $   11.829 $   12.114
 Accumulation Unit Value Ending                          $ 10.383 $ 11.829 $   12.114 $   14.539
 Number of Units Outstanding at End of Year                14,496   58,864     88,585     86,678
------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
 Accumulation Unit Value Beginning                       $ 10.000 $ 12.853 $   14.804 $   20.106
 Accumulation Unit Value Ending                          $ 12.853 $ 14.804 $   20.106 $   16.407
 Number of Units Outstanding at End of Year               241,544  448,864    695,926    515,759
------------------------------------------------------------------------------------------------



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                               88     PROSPECTUS

LBL Consultant Solution Classic Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (High)

                          Mortality & Expense = 2.15


--------------------------------------------------------------------------------


                                                       For the Year Ending December 31,
Sub-Accounts                                            2004     2005    2006    2007
---------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.656 $10.982 $12.125
  Accumulation Unit Value Ending                       $10.656  $10.982 $12.125 $12.013
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.217 $10.845 $11.244
  Accumulation Unit Value Ending                       $10.217  $10.845 $11.244 $12.279
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
  Accumulation Unit Value Beginning                          `        - $10.000 $10.734
  Accumulation Unit Value Ending                             -        - $10.734 $11.317
  Number of Units Outstanding at End of Year                 -        -       0       0
---------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.897 $11.427 $12.398
  Accumulation Unit Value Ending                       $10.897  $11.427 $12.398 $13.242
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.019 $10.942 $11.220
  Accumulation Unit Value Ending                       $10.019  $10.942 $11.220 $13.120
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.134 $11.309 $13.152
  Accumulation Unit Value Ending                       $10.134  $11.309 $13.152 $17.121
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.539 $11.286 $12.123
  Accumulation Unit Value Ending                       $10.539  $11.286 $12.123 $15.555
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.132 $10.279 $10.765
  Accumulation Unit Value Ending                       $10.132  $10.279 $10.765 $12.119
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $11.295 $12.880 $14.030
  Accumulation Unit Value Ending                       $11.295  $12.880 $14.030 $16.085
  Number of Units Outstanding at End of Year                 0      303     292     280
---------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.750 $11.095 $13.007
  Accumulation Unit Value Ending                       $10.750  $11.095 $13.007 $12.875
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $ 9.727 $10.032 $10.452
  Accumulation Unit Value Ending                       $ 9.727  $10.032 $10.452 $12.939
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.579 $10.813 $12.202
  Accumulation Unit Value Ending                       $10.579  $10.813 $12.202 $12.544
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------


                               89     PROSPECTUS

                                                                         For the Year Ending December 31,
Sub-Accounts                                                              2004     2005    2006    2007
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.130 $10.091 $10.272
 Accumulation Unit Value Ending                                          $10.130  $10.091 $10.272 $10.450
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $ 9.882 $ 9.929 $10.155
 Accumulation Unit Value Ending                                          $ 9.882  $ 9.929 $10.155 $10.417
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.840 $12.588 $14.492
 Accumulation Unit Value Ending                                          $10.840  $12.588 $14.492 $16.580
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $10.537 $11.089 $11.970
 Accumulation Unit Value Ending                                          $10.537  $11.089 $11.970 $12.902
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.223 $11.655 $13.452
 Accumulation Unit Value Ending                                          $11.223  $11.655 $13.452 $15.547
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.395 $12.539 $13.375
 Accumulation Unit Value Ending                                          $11.395  $12.539 $13.375 $17.861
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.209 $12.053 $13.558
 Accumulation Unit Value Ending                                          $11.209  $12.053 $13.558 $14.202
 Number of Units Outstanding at End of Year                                    0      577     565     531
---------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.245 $12.192 $13.202
 Accumulation Unit Value Ending                                          $11.245  $12.192 $13.202 $13.695
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                             -  $10.000 $10.906 $12.993
 Accumulation Unit Value Ending                                                -  $10.906 $12.993 $11.923
 Number of Units Outstanding at End of Year                                    -        0       0       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                             -        -       - $10.000
 Accumulation Unit Value Ending                                                -        -       - $ 9.450
 Number of Units Outstanding at End of Year                                    -        -       -       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $10.000  $10.781 $10.912 $11.771
 Accumulation Unit Value Ending                                          $10.781  $10.912 $11.771 $11.467
 Number of Units Outstanding at End of Year                                    0      322     310     298
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                             -        -       -       -
 Accumulation Unit Value Ending                                                -        -       -       -
 Number of Units Outstanding at End of Year                                    -        -       -       -
---------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.563 $10.538 $11.331
 Accumulation Unit Value Ending                                          $10.563  $10.538 $11.331 $11.245
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.384 $10.580 $12.125
 Accumulation Unit Value Ending                                          $10.384  $10.580 $11.098 $12.013
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------


                               90     PROSPECTUS

                                                                              For the Year Ending December 31,
Sub-Accounts                                                                   2004     2005    2006    2007
--------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $10.720 $11.215 $11.098
  Accumulation Unit Value Ending                                              $10.720  $11.215 $12.355 $12.043
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $ 9.862 $10.126 $11.178
  Accumulation Unit Value Ending                                              $ 9.862  $10.126 $11.178 $11.171
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $10.694 $10.725 $11.703
  Accumulation Unit Value Ending                                              $10.694  $10.725 $11.703 $11.889
  Number of Units Outstanding at End of Year                                        0      326     314     301
--------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $11.082 $11.534 $13.587
  Accumulation Unit Value Ending                                              $11.082  $11.534 $13.587 $14.288
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
  Accumulation Unit Value Beginning                                                 -  $10.000 $11.651 $11.697
  Accumulation Unit Value Ending                                                    -  $11.651 $11.697 $12.123
  Number of Units Outstanding at End of Year                                        -        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $10.000  $11.296 $12.595 $14.450
  Accumulation Unit Value Ending                                              $11.296  $12.595 $14.450 $14.982
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $10.000  $11.230 $12.044 $13.500
  Accumulation Unit Value Ending                                              $11.230  $12.044 $13.500 $13.011
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $10.296 $10.583 $10.572
  Accumulation Unit Value Ending                                              $10.296  $10.583 $10.572 $10.708
  Number of Units Outstanding at End of Year                                        0      511     574     546
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $ 9.876 $ 9.922 $10.147
  Accumulation Unit Value Ending                                              $ 9.876  $ 9.922 $10.147 $10.401
  Number of Units Outstanding at End of Year                                        0      602     635     596
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $10.508 $10.487 $10.324
  Accumulation Unit Value Ending                                              $10.508  $10.487 $10.324 $11.168
  Number of Units Outstanding at End of Year                                        0      495     477     458
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $10.197 $10.212 $10.368
  Accumulation Unit Value Ending                                              $10.197  $10.212 $10.368 $11.022
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
  Accumulation Unit Value Beginning                                           $10.000  $10.739 $10.785 $11.682
  Accumulation Unit Value Ending                                              $10.739  $10.785 $11.682 $10.911
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
  Accumulation Unit Value Beginning                                           $10.000  $11.136 $10.393 $11.315
  Accumulation Unit Value Ending                                              $11.136  $10.393 $11.315 $11.758
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
  Accumulation Unit Value Beginning                                           $10.000  $10.511 $11.684 $12.722
  Accumulation Unit Value Ending                                              $10.511  $11.684 $12.722 $15.263
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------


                               91     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                              2004     2005    2006    2007
-----------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
  Accumulation Unit Value Beginning                      $10.000  $10.403 $10.743 $11.481
  Accumulation Unit Value Ending                         $10.403  $10.743 $11.481 $12.623
  Number of Units Outstanding at End of Year                   0      348     335     321
-----------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
  Accumulation Unit Value Beginning                      $10.000  $11.014 $11.165 $12.949
  Accumulation Unit Value Ending                         $11.014  $11.165 $12.949 $13.040
  Number of Units Outstanding at End of Year                   0      764     737     706
-----------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
  Accumulation Unit Value Beginning                      $10.000  $ 9.835 $ 9.634 $10.233
  Accumulation Unit Value Ending                         $ 9.835  $ 9.634 $10.233 $10.407
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
  Accumulation Unit Value Beginning                      $10.000  $12.005 $15.491 $21.124
  Accumulation Unit Value Ending                         $12.005  $15.491 $21.124 $28.413
  Number of Units Outstanding at End of Year                   0      135     130     124
-----------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
  Accumulation Unit Value Beginning                      $10.000  $12.352 $18.314 $22.288
  Accumulation Unit Value Ending                         $12.352  $18.314 $22.288 $31.665
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000  $11.019 $11.969 $12.277
  Accumulation Unit Value Ending                         $11.019  $11.969 $12.277 $14.111
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000  $10.103 $10.200 $10.281
  Accumulation Unit Value Ending                         $10.103  $10.200 $10.281 $10.753
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000  $10.991 $11.789 $13.365
  Accumulation Unit Value Ending                         $10.991  $11.789 $13.365 $13.392
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000  $10.297 $11.624 $11.796
  Accumulation Unit Value Ending                         $10.297  $11.624 $11.796 $14.027
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000  $12.746 $14.547 $19.578
  Accumulation Unit Value Ending                         $12.746  $14.547 $19.578 $15.830
  Number of Units Outstanding at End of Year                   0      654     582     630
-----------------------------------------------------------------------------------------



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub- Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                               92     PROSPECTUS

LBL Consultant Solution Elite Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Low)

                           Mortality & Expense = 1.6


--------------------------------------------------------------------------------


                                                       For the Year Ending December 31,
Sub-Accounts                                            2004     2005    2006    2007
---------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.710 $11.100 $12.324
  Accumulation Unit Value Ending                       $10.710  $11.100 $12.324 $12.279
  Number of Units Outstanding at End of Year            14,119   26,910  26,039  15,073
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.270 $10.962 $11.429
  Accumulation Unit Value Ending                       $10.270  $10.962 $11.429 $12.551
  Number of Units Outstanding at End of Year               209      648   1,382   1,120
---------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
  Accumulation Unit Value Beginning                          -        - $10.000 $10.774
  Accumulation Unit Value Ending                             -        - $10.774 $11.424
  Number of Units Outstanding at End of Year                 -        -  15,396  18,197
---------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.953 $11.550 $12.601
  Accumulation Unit Value Ending                       $10.953  $11.550 $12.601 $13.536
  Number of Units Outstanding at End of Year             3,434    9,987  25,207  25,250
---------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.070 $11.059 $11.405
  Accumulation Unit Value Ending                       $10.070  $11.059 $11.405 $13.411
  Number of Units Outstanding at End of Year             3,205    4,438   4,747   3,856
---------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.186 $11.431 $13.368
  Accumulation Unit Value Ending                       $10.186  $11.431 $13.368 $17.501
  Number of Units Outstanding at End of Year             4,734    5,217  10,380  11,158
---------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.593 $11.407 $12.323
  Accumulation Unit Value Ending                       $10.593  $11.407 $12.323 $15.900
  Number of Units Outstanding at End of Year            16,990   22,184  32,839  22,247
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.184 $10.390 $10.942
  Accumulation Unit Value Ending                       $10.184  $10.390 $10.942 $12.387
  Number of Units Outstanding at End of Year             6,127   16,830  20,152  18,915
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $11.353 $13.018 $14.260
  Accumulation Unit Value Ending                       $11.353  $13.018 $14.260 $16.442
  Number of Units Outstanding at End of Year            13,482   50,412  98,161  98,587
---------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.805 $11.214 $13.221
  Accumulation Unit Value Ending                       $10.805  $11.214 $13.221 $13.160
  Number of Units Outstanding at End of Year            16,904   25,309  52,728  47,153
---------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $ 9.777 $10.140 $10.623
  Accumulation Unit Value Ending                       $ 9.777  $10.140 $10.623 $13.226
  Number of Units Outstanding at End of Year             2,742    6,853   8,255   7,221
---------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.634 $10.930 $12.403
  Accumulation Unit Value Ending                       $10.634  $10.930 $12.403 $12.823
  Number of Units Outstanding at End of Year             7,868   38,047  65,217  59,035
---------------------------------------------------------------------------------------


                               93     PROSPECTUS

                                                                         For the Year Ending December 31,
Sub-Accounts                                                              2004    2005     2006     2007
----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000 $10.182 $ 10.199 $ 10.441
 Accumulation Unit Value Ending                                          $10.182 $10.199 $ 10.441 $ 10.682
 Number of Units Outstanding at End of Year                               21,758  49,266   73,225   66,985
----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000 $ 9.933 $ 10.036 $ 10.322
 Accumulation Unit Value Ending                                          $ 9.933 $10.036 $ 10.322 $ 10.648
 Number of Units Outstanding at End of Year                               58,803  68,484  161,389  125,834
----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000 $10.896 $ 12.723 $ 14.730
 Accumulation Unit Value Ending                                          $10.896 $12.723 $ 14.730 $ 16.948
 Number of Units Outstanding at End of Year                                3,480  16,347   67,797   84,726
----------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000 $10.591 $ 11.209 $ 12.166
 Accumulation Unit Value Ending                                          $10.591 $11.209 $ 12.166 $ 13.188
 Number of Units Outstanding at End of Year                               20,549  24,673   20,866   19,377
----------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000 $11.280 $ 11.781 $ 13.672
 Accumulation Unit Value Ending                                          $11.280 $11.781 $ 13.672 $ 15.892
 Number of Units Outstanding at End of Year                                  282   1,583    5,830    7,627
----------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000 $11.454 $ 12.673 $ 13.594
 Accumulation Unit Value Ending                                          $11.454 $12.673 $ 13.594 $ 18.257
 Number of Units Outstanding at End of Year                                   16   5,639   14,144   18,465
----------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000 $11.266 $ 12.183 $ 13.781
 Accumulation Unit Value Ending                                          $11.266 $12.183 $ 13.781 $ 14.517
 Number of Units Outstanding at End of Year                               12,402  48,976   59,842   53,518
----------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000 $11.302 $ 12.323 $ 13.419
 Accumulation Unit Value Ending                                          $11.302 $12.323 $ 13.419 $ 13.998
 Number of Units Outstanding at End of Year                                9,724  16,649   21,808   20,140
----------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                             - $10.000 $ 10.947 $ 13.116
 Accumulation Unit Value Ending                                                - $10.947 $ 13.116 $ 12.103
 Number of Units Outstanding at End of Year                                    -  17,047   20,417   23,686
----------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                             -       -        - $ 10.000
 Accumulation Unit Value Ending                                                -       -        - $  9.486
 Number of Units Outstanding at End of Year                                    -       -        -    4,256
----------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $10.000 $10.836 $ 11.030 $ 11.964
 Accumulation Unit Value Ending                                          $10.836 $11.030 $ 11.964 $ 11.721
 Number of Units Outstanding at End of Year                               18,080  43,334   67,099   64,359
----------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                             -       -        -        -
 Accumulation Unit Value Ending                                                -       -        -        -
 Number of Units Outstanding at End of Year                                    -       -        -        -
----------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000 $10.617 $ 10.651 $ 11.517
 Accumulation Unit Value Ending                                          $10.617 $10.651 $ 11.517 $ 11.495
 Number of Units Outstanding at End of Year                                5,239   8,859    9,006    8,010
----------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000 $10.437 $ 10.694 $ 11.281
 Accumulation Unit Value Ending                                          $10.437 $10.694 $ 11.281 $ 12.310
 Number of Units Outstanding at End of Year                                    0  20,459   40,226   35,303
----------------------------------------------------------------------------------------------------------


                               94     PROSPECTUS

                                                                              For the Year Ending December 31,
Sub-Accounts                                                                   2004    2005     2006    2007
--------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000 $10.775 $ 11.336 $12.558
  Accumulation Unit Value Ending                                              $10.775 $11.336 $ 12.558 $13.582
  Number of Units Outstanding at End of Year                                    1,497   2,187    2,311   2,327
--------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000 $ 9.912 $ 10.235 $11.362
  Accumulation Unit Value Ending                                              $ 9.912 $10.235 $ 11.362 $11.419
  Number of Units Outstanding at End of Year                                        0   1,241    2,619   2,212
--------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000 $10.748 $ 10.841 $11.896
  Accumulation Unit Value Ending                                              $10.748 $10.841 $ 11.896 $12.153
  Number of Units Outstanding at End of Year                                   24,820  43,498   48,499  36,646
--------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000 $11.139 $ 11.658 $13.810
  Accumulation Unit Value Ending                                              $11.139 $11.658 $ 13.810 $14.605
  Number of Units Outstanding at End of Year                                    1,555   7,507   10,015  11,214
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
  Accumulation Unit Value Beginning                                                 - $10.000 $ 11.695 $11.807
  Accumulation Unit Value Ending                                                    - $11.695 $ 11.807 $12.306
  Number of Units Outstanding at End of Year                                        -   2,405   10,770  10,772
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $10.000 $11.354 $ 12.730 $14.688
  Accumulation Unit Value Ending                                              $11.354 $12.730 $ 14.688 $15.315
  Number of Units Outstanding at End of Year                                   12,335  23,494   32,798  24,924
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $10.000 $11.287 $ 12.174 $13.721
  Accumulation Unit Value Ending                                              $11.287 $12.174 $ 13.721 $13.299
  Number of Units Outstanding at End of Year                                    4,631  27,646   40,614  39,454
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000 $10.348 $ 10.696 $10.745
  Accumulation Unit Value Ending                                              $10.348 $10.696 $ 10.745 $10.946
  Number of Units Outstanding at End of Year                                    4,619  28,950   45,056  43,735
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000 $ 9.927 $ 10.028 $10.313
  Accumulation Unit Value Ending                                              $ 9.927 $10.028 $ 10.313 $10.632
  Number of Units Outstanding at End of Year                                    4,061  17,626  110,294  72,629
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000 $10.562 $ 10.599 $10.493
  Accumulation Unit Value Ending                                              $10.562 $10.599 $ 10.493 $11.416
  Number of Units Outstanding at End of Year                                   24,840  77,486   72,477  60,196
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000 $10.250 $ 10.322 $10.538
  Accumulation Unit Value Ending                                              $10.250 $10.322 $ 10.538 $11.266
  Number of Units Outstanding at End of Year                                   19,456  47,858   83,160  81,848
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
  Accumulation Unit Value Beginning                                           $10.000 $10.779 $ 10.887 $11.858
  Accumulation Unit Value Ending                                              $10.779 $10.887 $ 11.858 $11.138
  Number of Units Outstanding at End of Year                                    3,706   5,953    5,951   5,481
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
  Accumulation Unit Value Beginning                                           $10.000 $11.193 $ 10.505 $11.501
  Accumulation Unit Value Ending                                              $11.193 $10.505 $ 11.501 $12.019
  Number of Units Outstanding at End of Year                                   12,083  19,478   22,405  16,051
--------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
  Accumulation Unit Value Beginning                                           $10.000 $10.565 $ 11.810 $12.931
  Accumulation Unit Value Ending                                              $10.565 $11.810 $ 12.931 $15.601
  Number of Units Outstanding at End of Year                                      310     295    8,282   6,921
--------------------------------------------------------------------------------------------------------------


                               95     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                              2004    2005     2006     2007
------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
  Accumulation Unit Value Beginning                      $10.000 $10.456 $ 10.858 $ 11.670
  Accumulation Unit Value Ending                         $10.456 $10.858 $ 11.670 $ 12.903
  Number of Units Outstanding at End of Year               6,385  40,786   75,772   81,626
------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
  Accumulation Unit Value Beginning                      $10.000 $11.070 $ 11.285 $ 13.162
  Accumulation Unit Value Ending                         $11.070 $11.285 $ 13.162 $ 13.329
  Number of Units Outstanding at End of Year              26,985  92,669  137,043  129,012
------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
  Accumulation Unit Value Beginning                      $10.000 $ 9.885 $  9.738 $ 10.401
  Accumulation Unit Value Ending                         $ 9.885 $ 9.738 $ 10.401 $ 10.638
  Number of Units Outstanding at End of Year                   0   1,220    1,929    1,607
------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
  Accumulation Unit Value Beginning                      $10.000 $12.067 $ 15.658 $ 21.471
  Accumulation Unit Value Ending                         $12.067 $15.658 $ 21.471 $ 29.043
  Number of Units Outstanding at End of Year               1,588  12,064   13,500   16,859
------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
  Accumulation Unit Value Beginning                      $10.000 $12.415 $ 18.511 $ 22.654
  Accumulation Unit Value Ending                         $12.415 $18.511 $ 22.654 $ 32.366
  Number of Units Outstanding at End of Year              10,175  27,980   38,120   35,969
------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000 $11.076 $ 12.098 $ 12.478
  Accumulation Unit Value Ending                         $11.076 $12.098 $ 12.478 $ 14.424
  Number of Units Outstanding at End of Year                 625   1,444    1,436      713
------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000 $10.155 $ 10.309 $ 10.449
  Accumulation Unit Value Ending                         $10.155 $10.309 $ 10.449 $ 10.992
  Number of Units Outstanding at End of Year               1,515   3,666    6,825    5,828
------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000 $11.047 $ 11.915 $ 13.585
  Accumulation Unit Value Ending                         $11.047 $11.915 $ 13.585 $ 13.689
  Number of Units Outstanding at End of Year               8,999  42,450   65,009   61,062
------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000 $10.349 $ 11.749 $ 11.990
  Accumulation Unit Value Ending                         $10.349 $11.749 $ 11.990 $ 14.338
  Number of Units Outstanding at End of Year              13,593  18,729   17,724    6,708
------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000 $12.811 $ 14.704 $ 19.900
  Accumulation Unit Value Ending                         $12.811 $14.704 $ 19.900 $ 16.181
  Number of Units Outstanding at End of Year               8,873  41,284   69,224   49,043
------------------------------------------------------------------------------------------



* The LBL Consultant Solutions EliteContracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                               96     PROSPECTUS

LBL Consultant Solution Elite Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (High)

                           Mortality & Expense = 2.5


--------------------------------------------------------------------------------


                                                       For the Year Ending December 31,
Sub-Accounts                                            2004     2005    2006    2007
---------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.621 $10.907 $12.000
  Accumulation Unit Value Ending                       $10.621  $10.907 $12.000 $11.845
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.184 $10.771 $11.127
  Accumulation Unit Value Ending                       $10.184  $10.771 $11.127 $12.108
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
  Accumulation Unit Value Beginning                          -        - $10.000 $10.708
  Accumulation Unit Value Ending                             -        - $10.708 $11.250
  Number of Units Outstanding at End of Year                 -        -       0       0
---------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
  Accumulation Unit Value Beginning                    $10.000  $10.862 $11.349 $12.269
  Accumulation Unit Value Ending                       $10.862  $11.349 $12.269 $13.058
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $ 9.986 $10.867 $11.104
  Accumulation Unit Value Ending                       $ 9.986  $10.867 $11.104 $12.937
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.101 $11.232 $13.015
  Accumulation Unit Value Ending                       $10.101  $11.232 $13.015 $16.883
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $10.000  $10.505 $11.209 $11.998
  Accumulation Unit Value Ending                       $10.505  $11.209 $11.998 $15.338
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.099 $10.209 $10.654
  Accumulation Unit Value Ending                       $10.099  $10.209 $10.654 $11.950
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $11.258 $12.792 $13.885
  Accumulation Unit Value Ending                       $11.258  $12.792 $13.885 $15.861
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.715 $11.019 $12.872
  Accumulation Unit Value Ending                       $10.715  $11.019 $12.872 $12.695
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $ 9.695 $ 9.964 $10.343
  Accumulation Unit Value Ending                       $ 9.695  $ 9.964 $10.343 $12.759
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $10.000  $10.545 $10.740 $12.076
  Accumulation Unit Value Ending                       $10.545  $10.740 $12.076 $12.370
  Number of Units Outstanding at End of Year                 0        0       0       0
---------------------------------------------------------------------------------------


                               97     PROSPECTUS

                                                                         For the Year Ending December 31,
Sub-Accounts                                                              2004     2005    2006    2007
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.097 $10.022 $10.166
 Accumulation Unit Value Ending                                          $10.097  $10.022 $10.166 $10.305
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $ 9.850 $ 9.861 $10.049
 Accumulation Unit Value Ending                                          $ 9.850  $ 9.861 $10.049 $10.272
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.805 $12.502 $14.342
 Accumulation Unit Value Ending                                          $10.805  $12.502 $14.342 $16.349
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $10.502 $11.014 $11.846
 Accumulation Unit Value Ending                                          $10.502  $11.014 $11.846 $12.723
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.186 $11.576 $13.312
 Accumulation Unit Value Ending                                          $11.186  $11.576 $13.312 $15.331
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.358 $12.453 $13.236
 Accumulation Unit Value Ending                                          $11.358  $12.453 $13.236 $17.612
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.172 $11.971 $13.418
 Accumulation Unit Value Ending                                          $11.172  $11.971 $13.418 $14.004
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.208 $12.109 $13.065
 Accumulation Unit Value Ending                                          $11.208  $12.109 $13.065 $13.504
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                             -  $10.000 $10.880 $12.916
 Accumulation Unit Value Ending                                                -  $10.880 $12.916 $11.809
 Number of Units Outstanding at End of Year                                    -        0       0       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                             -        -       - $10.000
 Accumulation Unit Value Ending                                                -        -       - $ 9.427
 Number of Units Outstanding at End of Year                                    -        -       -       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $10.000  $10.746 $10.838 $11.649
 Accumulation Unit Value Ending                                          $10.746  $10.838 $11.649 $11.307
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                             -        -       -       -
 Accumulation Unit Value Ending                                                -        -       -       -
 Number of Units Outstanding at End of Year                                    -        -       -       -
---------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.529 $10.466 $11.214
 Accumulation Unit Value Ending                                          $10.529  $10.466 $11.214 $11.089
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.350 $10.508 $12.000
 Accumulation Unit Value Ending                                          $10.350  $10.508 $10.983 $11.845
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------


                               98     PROSPECTUS

                                                                              For the Year Ending December 31,
Sub-Accounts                                                                   2004     2005    2006    2007
--------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $10.685 $11.139 $10.983
  Accumulation Unit Value Ending                                              $10.685  $11.139 $12.227 $11.876
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $ 9.830 $10.057 $11.063
  Accumulation Unit Value Ending                                              $ 9.830  $10.057 $11.063 $11.016
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $10.659 $10.652 $11.582
  Accumulation Unit Value Ending                                              $10.659  $10.652 $11.582 $11.723
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
  Accumulation Unit Value Beginning                                           $10.000  $11.046 $11.455 $13.447
  Accumulation Unit Value Ending                                              $11.046  $11.455 $13.447 $14.090
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
  Accumulation Unit Value Beginning                                                 -  $10.000 $11.623 $11.627
  Accumulation Unit Value Ending                                                    -  $11.623 $11.627 $12.007
  Number of Units Outstanding at End of Year                                        -        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $10.000  $11.259 $12.509 $14.301
  Accumulation Unit Value Ending                                              $11.259  $12.509 $14.301 $14.774
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $10.000  $11.193 $11.962 $13.360
  Accumulation Unit Value Ending                                              $11.193  $11.962 $13.360 $12.830
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $10.262 $10.511 $10.462
  Accumulation Unit Value Ending                                              $10.262  $10.511 $10.462 $10.559
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $ 9.844 $ 9.854 $10.042
  Accumulation Unit Value Ending                                              $ 9.844  $ 9.854 $10.042 $10.257
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $10.474 $10.415 $10.217
  Accumulation Unit Value Ending                                              $10.474  $10.415 $10.217 $11.013
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $10.000  $10.164 $10.142 $10.260
  Accumulation Unit Value Ending                                              $10.164  $10.142 $10.260 $10.868
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
  Accumulation Unit Value Beginning                                           $10.000  $10.713 $10.721 $11.571
  Accumulation Unit Value Ending                                              $10.713  $10.721 $11.571 $10.768
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
  Accumulation Unit Value Beginning                                           $10.000  $11.099 $10.322 $11.198
  Accumulation Unit Value Ending                                              $11.099  $10.322 $11.198 $11.595
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
  Accumulation Unit Value Beginning                                           $10.000  $10.477 $11.604 $12.590
  Accumulation Unit Value Ending                                              $10.477  $11.604 $12.590 $15.050
  Number of Units Outstanding at End of Year                                        0        0       0       0
--------------------------------------------------------------------------------------------------------------


                               99     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                              2004     2005    2006    2007
-----------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
  Accumulation Unit Value Beginning                      $10.000  $10.369 $10.670 $11.362
  Accumulation Unit Value Ending                         $10.369  $10.670 $11.362 $12.447
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
  Accumulation Unit Value Beginning                      $10.000  $10.978 $11.089 $12.815
  Accumulation Unit Value Ending                         $10.978  $11.089 $12.815 $12.858
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
  Accumulation Unit Value Beginning                      $10.000  $ 9.803 $ 9.568 $10.127
  Accumulation Unit Value Ending                         $ 9.803  $ 9.568 $10.127 $10.262
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
  Accumulation Unit Value Beginning                      $10.000  $11.966 $15.386 $20.905
  Accumulation Unit Value Ending                         $11.966  $15.386 $20.905 $28.017
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
  Accumulation Unit Value Beginning                      $10.000  $12.311 $18.189 $22.057
  Accumulation Unit Value Ending                         $12.311  $18.189 $22.057 $31.224
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000  $10.984 $11.888 $12.149
  Accumulation Unit Value Ending                         $10.984  $11.888 $12.149 $13.914
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000  $10.070 $10.130 $10.174
  Accumulation Unit Value Ending                         $10.070  $10.130 $10.174 $10.603
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000  $10.955 $11.708 $13.227
  Accumulation Unit Value Ending                         $10.955  $11.708 $13.227 $13.206
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000  $10.263 $11.545 $11.674
  Accumulation Unit Value Ending                         $10.263  $11.545 $11.674 $13.832
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000  $12.705 $14.448 $19.375
  Accumulation Unit Value Ending                         $12.705  $14.448 $19.375 $15.610
  Number of Units Outstanding at End of Year                   0        0       0       0
-----------------------------------------------------------------------------------------



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub- Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              100     PROSPECTUS

LBL Consultant Solution Plus Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Low)

                          Mortality & Expense = 1.45


--------------------------------------------------------------------------------


                                                           For the Year Ending December 31,
Sub-Accounts                                             2004      2005       2006       2007
------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
  Accumulation Unit Value Beginning                    $ 10.000 $   10.725 $   11.133 $   12.379
  Accumulation Unit Value Ending                       $ 10.725 $   11.133 $   12.379 $   12.352
  Number of Units Outstanding at End of Year            168,023    344,954    418,263    293,495
------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
  Accumulation Unit Value Beginning                    $ 10.000 $   10.284 $   10.994 $   11.479
  Accumulation Unit Value Ending                       $ 10.284 $   10.994 $   11.479 $   12.626
  Number of Units Outstanding at End of Year             25,081     74,461    125,960    110,380
------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
  Accumulation Unit Value Beginning                           -          - $   10.000 $   10.785
  Accumulation Unit Value Ending                              -          - $   10.785 $   11.454
  Number of Units Outstanding at End of Year                  -          -    274,689    276,101
------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
  Accumulation Unit Value Beginning                    $ 10.000 $   10.968 $   11.584 $   12.657
  Accumulation Unit Value Ending                       $ 10.968 $   11.584 $   12.657 $   13.617
  Number of Units Outstanding at End of Year            184,194    295,988    442,279    404,724
------------------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $ 10.000 $   10.084 $   11.091 $   11.455
  Accumulation Unit Value Ending                       $ 10.084 $   11.091 $   11.455 $   13.491
  Number of Units Outstanding at End of Year            162,285    310,193    291,942    242,972
------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
  Accumulation Unit Value Beginning                    $ 10.000 $   10.200 $   11.464 $   13.427
  Accumulation Unit Value Ending                       $ 10.200 $   11.464 $   13.427 $   17.606
  Number of Units Outstanding at End of Year             27,034     85,491    127,011    140,144
------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
  Accumulation Unit Value Beginning                    $ 10.000 $   10.608 $   11.441 $   12.377
  Accumulation Unit Value Ending                       $ 10.608 $   11.441 $   12.377 $   15.995
  Number of Units Outstanding at End of Year            133,976    327,548    436,382    397,229
------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $ 10.000 $   10.198 $   10.420 $   10.991
  Accumulation Unit Value Ending                       $ 10.198 $   10.420 $   10.991 $   12.461
  Number of Units Outstanding at End of Year             99,090    153,559    196,893    181,005
------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $ 10.000 $   11.368 $   13.056 $   14.324
  Accumulation Unit Value Ending                       $ 11.368 $   13.056 $   14.324 $   16.540
  Number of Units Outstanding at End of Year            162,203    636,774  1,038,503    915,580
------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $ 10.000 $   10.820 $   11.246 $   13.279
  Accumulation Unit Value Ending                       $ 10.820 $   11.246 $   13.279 $   13.239
  Number of Units Outstanding at End of Year            264,960    642,154    914,542    882,993
------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $ 10.000 $    9.791 $   10.170 $   10.671
  Accumulation Unit Value Ending                       $  9.971 $   10.170 $   10.671 $   13.305
  Number of Units Outstanding at End of Year             95,874    162,979    179,143    176,462
------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
  Accumulation Unit Value Beginning                    $ 10.000 $   10.648 $   10.961 $   12.458
  Accumulation Unit Value Ending                       $ 10.648 $   10.961 $   12.458 $   12.899
  Number of Units Outstanding at End of Year            357,590  1,013,570  1,364,532  1,221,783
------------------------------------------------------------------------------------------------


                              101     PROSPECTUS

                                                                             For the Year Ending December 31,
Sub-Accounts                                                               2004      2005       2006       2007
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $   10.196 $   10.229 $   10.487
 Accumulation Unit Value Ending                                          $ 10.196 $   10.229 $   10.487 $   10.746
 Number of Units Outstanding at End of Year                               362,442    877,078  1,278,546  1,490,496
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $    9.947 $   10.065 $   10.367
 Accumulation Unit Value Ending                                          $  9.947 $   10.065 $   10.367 $   10.712
 Number of Units Outstanding at End of Year                               499,789  1,298,309  1,929,547  1,860,555
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $   10.911 $   12.760 $   14.796
 Accumulation Unit Value Ending                                          $ 10.911 $   12.760 $   14.796 $   17.049
 Number of Units Outstanding at End of Year                               112,867    307,437    827,908    807,662
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $   10.605 $   11.241 $   12.220
 Accumulation Unit Value Ending                                          $ 10.605 $   11.241 $   12.220 $   13.267
 Number of Units Outstanding at End of Year                               110,575    317,819    474,671    419,411
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $   11.296 $   11.815 $   13.733
 Accumulation Unit Value Ending                                          $ 11.296 $   11.815 $   13.733 $   15.987
 Number of Units Outstanding at End of Year                                17,349     78,760    125,898    130,612
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $   11.470 $   12.710 $   13.654
 Accumulation Unit Value Ending                                          $ 11.470 $   12.710 $   13.654 $   18.366
 Number of Units Outstanding at End of Year                                29,307    109,414    160,923    194,043
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $   11.282 $   12.219 $   13.842
 Accumulation Unit Value Ending                                          $ 11.282 $   12.219 $   13.842 $   14.604
 Number of Units Outstanding at End of Year                               130,218    435,715    636,948    603,783
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $   11.318 $   12.359 $   13.478
 Accumulation Unit Value Ending                                          $ 11.318 $   12.359 $   13.478 $   14.082
 Number of Units Outstanding at End of Year                                47,209    136,370    168,301    157,185
------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                              - $   10.000 $   10.959 $   13.149
 Accumulation Unit Value Ending                                                 - $   10.959 $   13.149 $   12.153
 Number of Units Outstanding at End of Year                                     -     52,116    208,907    204,185
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                              -          -          - $   10.000
 Accumulation Unit Value Ending                                                 -          -          - $    9.496
 Number of Units Outstanding at End of Year                                     -          -          -     77,930
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $ 10.000 $   10.851 $   11.062 $   12.018
 Accumulation Unit Value Ending                                          $ 10.851 $   11.062 $   12.018 $   11.791
 Number of Units Outstanding at End of Year                               233,161    729,975  1,048,615  1,007,552
------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                              -          -          -          -
 Accumulation Unit Value Ending                                                 -          -          -          -
 Number of Units Outstanding at End of Year                                     -          -          -          -
------------------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                       $ 10.000 $   10.632 $   10.682 $   11.568
 Accumulation Unit Value Ending                                          $ 10.632 $   10.682 $   11.568 $   11.563
 Number of Units Outstanding at End of Year                               173,571    363,031    409,143    406,241
------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                       $ 10.000 $   10.452 $   10.725 $   11.331
 Accumulation Unit Value Ending                                          $ 10.452 $   10.725 $   11.331 $   12.384
 Number of Units Outstanding at End of Year                                27,908    288,901    530,447    487,942
------------------------------------------------------------------------------------------------------------------


                              102     PROSPECTUS

                                                                                 For the Year Ending December 31,
Sub-Accounts                                                                    2004     2005      2006       2007
---------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.790 $   11.369 $   12.614
  Accumulation Unit Value Ending                                              $ 10.790 $ 11.369 $   12.614 $   13.663
  Number of Units Outstanding at End of Year                                    31,444   69,837     75,414     71,252
---------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
  Accumulation Unit Value Beginning                                           $ 10.000 $  9.926 $   10.265 $   11.413
  Accumulation Unit Value Ending                                              $  9.926 $ 10.265 $   11.413 $   11.488
  Number of Units Outstanding at End of Year                                    79,708  115,243    143,917    133,227
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.763 $   10.872 $   11.948
  Accumulation Unit Value Ending                                              $ 10.763 $ 10.872 $   11.948 $   12.225
  Number of Units Outstanding at End of Year                                   270,271  649,848    786,417    733,113
---------------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.154 $   11.692 $   13.872
  Accumulation Unit Value Ending                                              $ 11.154 $ 11.692 $   13.872 $   14.693
  Number of Units Outstanding at End of Year                                    52,533  155,911    185,240    178,813
---------------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
  Accumulation Unit Value Beginning                                                  - $ 10.000 $   11.707 $   11.837
  Accumulation Unit Value Ending                                                     - $ 11.707 $   11.837 $   12.356
  Number of Units Outstanding at End of Year                                         -   31,034     86,941     79,497
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.369 $   12.767 $   14.753
  Accumulation Unit Value Ending                                              $ 11.369 $ 12.767 $   14.753 $   15.406
  Number of Units Outstanding at End of Year                                   135,685  311,510    416,951    390,850
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.303 $   12.209 $   13.782
  Accumulation Unit Value Ending                                              $ 11.303 $ 12.209 $   13.782 $   13.379
  Number of Units Outstanding at End of Year                                   148,467  444,920    658,435    616,978
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.363 $   10.728 $   10.793
  Accumulation Unit Value Ending                                              $ 10.363 $ 10.728 $   10.793 $   11.011
  Number of Units Outstanding at End of Year                                    72,884  336,138    524,188    473,852
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $  9.941 $   10.057 $   10.359
  Accumulation Unit Value Ending                                              $  9.941 $ 10.057 $   10.359 $   10.696
  Number of Units Outstanding at End of Year                                   306,156  529,839    727,162    706,907
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.577 $   10.630 $   10.540
  Accumulation Unit Value Ending                                              $ 10.577 $ 10.630 $   10.540 $   11.484
  Number of Units Outstanding at End of Year                                   266,929  855,244  1,126,346  1,038,569
---------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.264 $   10.352 $   10.585
  Accumulation Unit Value Ending                                              $ 10.264 $ 10.352 $   10.585 $   11.333
  Number of Units Outstanding at End of Year                                   326,918  781,636  1,399,499  1,362,786
---------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.790 $   10.914 $   11.906
  Accumulation Unit Value Ending                                              $ 10.790 $ 10.914 $   11.906 $   11.200
  Number of Units Outstanding at End of Year                                    49,506   88,648    102,842    100,376
---------------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.208 $   10.535 $   11.552
  Accumulation Unit Value Ending                                              $ 11.208 $ 10.535 $   11.552 $   12.091
  Number of Units Outstanding at End of Year                                    99,659  156,525    181,544    133,825
---------------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.579 $   11.844 $   12.989
  Accumulation Unit Value Ending                                              $ 10.579 $ 11.844 $   12.989 $   15.694
  Number of Units Outstanding at End of Year                                     9,293   42,301     96,320    104,063
---------------------------------------------------------------------------------------------------------------------


                              103     PROSPECTUS

                                                             For the Year Ending December 31,
Sub-Accounts                                               2004      2005       2006       2007
--------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
  Accumulation Unit Value Beginning                      $ 10.000 $   10.470 $   10.890 $   11.722
  Accumulation Unit Value Ending                         $ 10.470 $   10.890 $   11.722 $   12.980
  Number of Units Outstanding at End of Year              118,706    568,834  1,046,476    921,017
--------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
  Accumulation Unit Value Beginning                      $ 10.000 $   11.086 $   11.318 $   13.221
  Accumulation Unit Value Ending                         $ 11.086 $   11.318 $   13.221 $   13.409
  Number of Units Outstanding at End of Year              386,880  1,352,680  1,710,177  1,570,162
--------------------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
  Accumulation Unit Value Beginning                      $ 10.000 $    9.899 $    9.766 $   10.447
  Accumulation Unit Value Ending                         $  9.899 $    9.766 $   10.447 $   10.701
  Number of Units Outstanding at End of Year               17,544     49,850     69,904     67,655
--------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
  Accumulation Unit Value Beginning                      $ 10.000 $   12.083 $   15.703 $   21.566
  Accumulation Unit Value Ending                         $ 12.083 $   15.703 $   21.566 $   29.216
  Number of Units Outstanding at End of Year               16,416    107,894    197,437    217,317
--------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
  Accumulation Unit Value Beginning                      $ 10.000 $   12.432 $   18.565 $   22.754
  Accumulation Unit Value Ending                         $ 12.432 $   18.565 $   22.754 $   32.560
  Number of Units Outstanding at End of Year               30,408    144,710    196,815    208,194
--------------------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
  Accumulation Unit Value Beginning                      $ 10.000 $   11.091 $   12.133 $   12.534
  Accumulation Unit Value Ending                         $ 11.091 $   12.133 $   12.534 $   14.510
  Number of Units Outstanding at End of Year               21,341     28,367     38,306     38,611
--------------------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
  Accumulation Unit Value Beginning                      $ 10.000 $   10.169 $   10.339 $   10.496
  Accumulation Unit Value Ending                         $ 10.169 $   10.339 $   10.496 $   11.057
  Number of Units Outstanding at End of Year              196,904    330,133    394,113    382,399
--------------------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
  Accumulation Unit Value Beginning                      $ 10.000 $   11.063 $   11.950 $   13.645
  Accumulation Unit Value Ending                         $ 11.063 $   11.950 $   13.645 $   13.771
  Number of Units Outstanding at End of Year              187,532    597,525    965,056    913,686
--------------------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $ 10.000 $   10.364 $   11.783 $   12.043
  Accumulation Unit Value Ending                         $ 10.364 $   11.783 $   12.043 $   14.424
  Number of Units Outstanding at End of Year               43,290    100,577    118,076    101,174
--------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $ 10.000 $   12.829 $   14.747 $   19.988
  Accumulation Unit Value Ending                         $ 12.829 $   14.747 $   19.988 $   16.278
  Number of Units Outstanding at End of Year              290,164    680,199    844,038    713,922
--------------------------------------------------------------------------------------------------



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub- Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              104     PROSPECTUS

LBL Consultant Solution Plus Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (High)

                          Mortality & Expense = 2.35


--------------------------------------------------------------------------------


                                                       For the Year Ending December 31,
Sub-Accounts                                            2004     2005    2006    2007
---------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
 Accumulation Unit Value Beginning                     $10.000  $10.636 $10.939 $12.053
 Accumulation Unit Value Ending                        $10.636  $10.939 $12.053 $11.917
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
 Accumulation Unit Value Beginning                     $10.000  $10.198 $10.803 $11.177
 Accumulation Unit Value Ending                        $10.198  $10.803 $11.177 $12.181
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
 Accumulation Unit Value Beginning                           -        - $10.000 $10.719
 Accumulation Unit Value Ending                              -        - $10.719 $11.279
 Number of Units Outstanding at End of Year                  -        -       0       0
---------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
 Accumulation Unit Value Beginning                     $10.000  $10.877 $11.383 $12.324
 Accumulation Unit Value Ending                        $10.877  $11.383 $12.324 $13.137
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
 Accumulation Unit Value Beginning                     $10.000  $10.000 $10.899 $11.154
 Accumulation Unit Value Ending                        $10.000  $10.899 $11.154 $13.015
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
 Accumulation Unit Value Beginning                     $10.000  $10.115 $11.265 $13.074
 Accumulation Unit Value Ending                        $10.115  $11.265 $13.074 $16.985
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
 Accumulation Unit Value Beginning                     $10.000  $10.520 $11.242 $12.051
 Accumulation Unit Value Ending                        $10.520  $11.242 $12.051 $15.431
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $10.113 $10.239 $10.702
 Accumulation Unit Value Ending                        $10.113  $10.239 $10.702 $12.022
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $11.274 $12.829 $13.947
 Accumulation Unit Value Ending                        $11.274  $12.829 $13.947 $15.957
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $10.730 $11.051 $12.930
 Accumulation Unit Value Ending                        $10.730  $11.051 $12.930 $12.772
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $ 9.709 $ 9.993 $10.390
 Accumulation Unit Value Ending                        $ 9.709  $ 9.993 $10.390 $12.836
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $10.560 $10.771 $12.130
 Accumulation Unit Value Ending                        $10.560  $10.771 $12.130 $12.444
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------


                              105     PROSPECTUS

                                                                         For the Year Ending December 31,
Sub-Accounts                                                              2004     2005    2006    2007
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.112 $10.051 $10.211
 Accumulation Unit Value Ending                                          $10.112  $10.051 $10.211 $10.367
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $ 9.864 $ 9.890 $10.095
 Accumulation Unit Value Ending                                          $ 9.864  $ 9.890 $10.095 $10.334
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.820 $12.539 $14.406
 Accumulation Unit Value Ending                                          $10.820  $12.539 $14.406 $16.448
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $10.517 $11.046 $11.899
 Accumulation Unit Value Ending                                          $10.517  $11.046 $11.899 $12.799
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.202 $11.610 $13.372
 Accumulation Unit Value Ending                                          $11.202  $11.610 $13.372 $15.423
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.374 $12.490 $13.295
 Accumulation Unit Value Ending                                          $11.374  $12.490 $13.295 $17.719
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.188 $12.007 $13.478
 Accumulation Unit Value Ending                                          $11.188  $12.007 $13.478 $14.089
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.224 $12.144 $13.124
 Accumulation Unit Value Ending                                          $11.224  $12.144 $13.124 $13.585
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                             -  $10.000 $10.891 $12.949
 Accumulation Unit Value Ending                                                -  $10.891 $12.949 $11.858
 Number of Units Outstanding at End of Year                                    -        0       0       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                             -        -       - $10.000
 Accumulation Unit Value Ending                                                -        -       - $ 9.436
 Number of Units Outstanding at End of Year                                    -        -       -       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $10.000  $10.761 $10.870 $11.701
 Accumulation Unit Value Ending                                          $10.761  $10.870 $11.701 $11.376
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                             -        -       -       -
 Accumulation Unit Value Ending                                                -        -       -       -
 Number of Units Outstanding at End of Year                                    -        -       -       -
---------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.544 $10.497 $11.264
 Accumulation Unit Value Ending                                          $10.544  $10.497 $11.264 $11.156
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.365 $10.539 $12.053
 Accumulation Unit Value Ending                                          $10.365  $10.539 $11.033 $11.917
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------


                              106     PROSPECTUS

                                                                              For the Year Ending December 31,
Sub-Accounts                                                                   2004     2005    2006    2007
--------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $10.700 $11.172 $11.033
 Accumulation Unit Value Ending                                               $10.700  $11.172 $12.282 $11.947
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $ 9.844 $10.086 $11.112
 Accumulation Unit Value Ending                                               $ 9.844  $10.086 $11.112 $11.082
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $10.674 $10.684 $11.634
 Accumulation Unit Value Ending                                               $10.674  $10.684 $11.634 $11.794
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $11.061 $11.489 $13.507
 Accumulation Unit Value Ending                                               $11.061  $11.489 $13.507 $14.175
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
 Accumulation Unit Value Beginning                                                  -  $10.000 $11.635 $11.657
 Accumulation Unit Value Ending                                                     -  $11.635 $11.657 $12.056
 Number of Units Outstanding at End of Year                                         -        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                            $10.000  $11.275 $12.546 $14.365
 Accumulation Unit Value Ending                                               $11.275  $12.546 $14.365 $14.863
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                            $10.000  $11.209 $11.997 $13.420
 Accumulation Unit Value Ending                                               $11.209  $11.997 $13.420 $12.907
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $10.276 $10.541 $10.509
 Accumulation Unit Value Ending                                               $10.276  $10.541 $10.509 $10.623
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $ 9.858 $ 9.883 $10.087
 Accumulation Unit Value Ending                                               $ 9.858  $ 9.883 $10.087 $10.318
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $10.489 $10.446 $10.263
 Accumulation Unit Value Ending                                               $10.489  $10.446 $10.263 $11.079
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $10.178 $10.172 $10.306
 Accumulation Unit Value Ending                                               $10.178  $10.172 $10.306 $10.934
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
 Accumulation Unit Value Beginning                                            $10.000  $10.724 $10.749 $11.618
 Accumulation Unit Value Ending                                               $10.724  $10.749 $11.618 $10.829
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
 Accumulation Unit Value Beginning                                            $10.000  $11.115 $10.352 $11.248
 Accumulation Unit Value Ending                                               $11.115  $10.352 $11.248 $11.665
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
 Accumulation Unit Value Beginning                                            $10.000  $10.491 $11.638 $12.647
 Accumulation Unit Value Ending                                               $10.491  $11.638 $12.647 $15.141
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------


                              107     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                              2004     2005    2006    2007
-----------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
 Accumulation Unit Value Beginning                       $10.000  $10.383 $10.701 $11.413
 Accumulation Unit Value Ending                          $10.383  $10.701 $11.413 $12.523
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
 Accumulation Unit Value Beginning                       $10.000  $10.993 $11.121 $12.873
 Accumulation Unit Value Ending                          $10.993  $11.121 $12.873 $12.936
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
 Accumulation Unit Value Beginning                       $10.000  $ 9.817 $ 9.596 $10.172
 Accumulation Unit Value Ending                          $ 9.817  $ 9.596 $10.172 $10.324
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
 Accumulation Unit Value Beginning                       $10.000  $11.983 $15.431 $20.999
 Accumulation Unit Value Ending                          $11.983  $15.431 $20.999 $28.186
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
 Accumulation Unit Value Beginning                       $10.000  $12.329 $18.243 $22.156
 Accumulation Unit Value Ending                          $12.329  $18.243 $22.156 $31.412
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value Beginning                       $10.000  $10.999 $11.923 $12.204
 Accumulation Unit Value Ending                          $10.999  $11.923 $12.204 $13.998
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
 Accumulation Unit Value Beginning                       $10.000  $10.084 $10.160 $10.220
 Accumulation Unit Value Ending                          $10.084  $10.160 $10.220 $10.667
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value Beginning                       $10.000  $10.971 $11.743 $13.286
 Accumulation Unit Value Ending                          $10.971  $11.743 $13.286 $13.286
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
 Accumulation Unit Value Beginning                       $10.000  $10.278 $11.579 $11.726
 Accumulation Unit Value Ending                          $10.278  $11.579 $11.726 $13.915
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
 Accumulation Unit Value Beginning                       $10.000  $12.722 $14.491 $19.462
 Accumulation Unit Value Ending                          $12.722  $14.491 $19.462 $15.704
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub- Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              108     PROSPECTUS

LBL Consultant Solution Select Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Low)

                           Mortality & Expense = 1.7


--------------------------------------------------------------------------------


                                                        For the Year Ending December 31,
Sub-Accounts                                             2004     2005    2006     2007
-----------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.701 $11.079 $ 12.288
 Accumulation Unit Value Ending                        $ 10.701 $ 11.079 $12.288 $ 12.230
 Number of Units Outstanding at End of Year              11,482   24,729   8,519   26,372
-----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.260 $10.940 $ 11.395
 Accumulation Unit Value Ending                        $ 10.260 $ 10.940 $11.395 $ 12.501
 Number of Units Outstanding at End of Year              15,284   18,497   4,420    9,752
-----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
 Accumulation Unit Value Beginning                            -        - $10.000 $ 10.767
 Accumulation Unit Value Ending                               -        - $10.767 $ 11.405
 Number of Units Outstanding at End of Year                   -        -   3,608   16,749
-----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.943 $11.528 $ 12.564
 Accumulation Unit Value Ending                        $ 10.943 $ 11.528 $12.564 $ 13.482
 Number of Units Outstanding at End of Year               2,665    3,174  10,458   12,802
-----------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.061 $11.038 $ 11.371
 Accumulation Unit Value Ending                        $ 10.061 $ 11.038 $11.371 $ 13.357
 Number of Units Outstanding at End of Year              13,364   13,863  10,863   10,486
-----------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.177 $11.409 $ 13.328
 Accumulation Unit Value Ending                        $ 10.177 $ 11.409 $13.328 $ 17.432
 Number of Units Outstanding at End of Year               2,386   39,056   4,489   18,890
-----------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.584 $11.385 $ 12.286
 Accumulation Unit Value Ending                        $ 10.584 $ 11.385 $12.286 $ 15.837
 Number of Units Outstanding at End of Year              27,739   54,020   5,659   32,351
-----------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.174 $10.369 $ 10.910
 Accumulation Unit Value Ending                        $ 10.174 $ 10.369 $10.910 $ 12.338
 Number of Units Outstanding at End of Year              20,705   26,325  19,985   10,303
-----------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $ 10.000 $ 11.342 $12.993 $ 14.218
 Accumulation Unit Value Ending                        $ 11.342 $ 12.993 $14.218 $ 16.377
 Number of Units Outstanding at End of Year              45,341  144,919  32,667   80,603
-----------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.795 $11.192 $ 13.182
 Accumulation Unit Value Ending                        $ 10.795 $ 11.192 $13.182 $ 13.108
 Number of Units Outstanding at End of Year              46,651   93,792  19,478   98,411
-----------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $ 10.000 $  9.768 $10.120 $ 10.592
 Accumulation Unit Value Ending                        $  9.768 $ 10.120 $10.592 $ 13.173
 Number of Units Outstanding at End of Year              28,770   55,605  11,849   75,363
-----------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $ 10.000 $ 10.624 $10.908 $ 12.366
 Accumulation Unit Value Ending                        $ 10.624 $ 10.908 $12.366 $ 12.772
 Number of Units Outstanding at End of Year             125,438  263,983  43,696  211,816
-----------------------------------------------------------------------------------------


                              109     PROSPECTUS

                                                                          For the Year Ending December 31,
Sub-Accounts                                                               2004     2005    2006     2007
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.173 $10.180 $ 10.410
 Accumulation Unit Value Ending                                          $ 10.173 $ 10.180 $10.410 $ 10.639
 Number of Units Outstanding at End of Year                                48,708  101,437  31,813   90,643
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $  9.924 $10.016 $ 10.291
 Accumulation Unit Value Ending                                          $  9.924 $ 10.016 $10.291 $ 10.606
 Number of Units Outstanding at End of Year                               168,709  228,196  33,135  258,815
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.886 $12.698 $ 14.687
 Accumulation Unit Value Ending                                          $ 10.886 $ 12.698 $14.687 $ 16.880
 Number of Units Outstanding at End of Year                                28,247   49,873  16,491   84,356
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.581 $11.187 $ 12.130
 Accumulation Unit Value Ending                                          $ 10.581 $ 11.187 $12.130 $ 13.136
 Number of Units Outstanding at End of Year                                10,013   17,505   1,999   14,877
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.270 $11.758 $ 13.632
 Accumulation Unit Value Ending                                          $ 11.270 $ 11.758 $13.632 $ 15.829
 Number of Units Outstanding at End of Year                                27,022    6,336   2,516    6,797
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.443 $12.649 $ 13.554
 Accumulation Unit Value Ending                                          $ 11.443 $ 12.649 $13.554 $ 18.185
 Number of Units Outstanding at End of Year                                 1,269   11,195   2,354   13,531
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.256 $12.159 $ 13.740
 Accumulation Unit Value Ending                                          $ 11.256 $ 12.159 $13.740 $ 14.459
 Number of Units Outstanding at End of Year                                11,610   21,644  10,246   34,280
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $ 10.000 $ 11.292 $12.299 $ 13.379
 Accumulation Unit Value Ending                                          $ 11.292 $ 12.299 $13.379 $ 13.943
 Number of Units Outstanding at End of Year                                 4,773   28,781     901   13,792
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                              - $ 10.000 $10.940 $ 13.093
 Accumulation Unit Value Ending                                                 - $ 10.940 $13.093 $ 12.071
 Number of Units Outstanding at End of Year                                     -    3,239   2,462   12,418
-----------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                              -        -       - $ 10.000
 Accumulation Unit Value Ending                                                 -        -       - $  9.479
 Number of Units Outstanding at End of Year                                     -        -       -      553
-----------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.826 $11.008 $ 11.929
 Accumulation Unit Value Ending                                          $ 10.286 $ 11.008 $11.929 $ 11.675
 Number of Units Outstanding at End of Year                                17,645   46,676  15,302   47,449
-----------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                              -        -       -        -
 Accumulation Unit Value Ending                                                 -        -       -        -
 Number of Units Outstanding at End of Year                                     -        -       -        -
-----------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.608 $10.631 $ 11.483
 Accumulation Unit Value Ending                                          $ 10.608 $ 10.631 $11.483 $ 11.449
 Number of Units Outstanding at End of Year                                23,363   20,622   6,286   23,290
-----------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                       $ 10.000 $ 10.428 $10.673 $ 11.248
 Accumulation Unit Value Ending                                          $ 10.428 $ 10.673 $11.248 $ 12.262
 Number of Units Outstanding at End of Year                                 1,297   14,429   7,739   18,306
-----------------------------------------------------------------------------------------------------------


                              110     PROSPECTUS

                                                                               For the Year Ending December 31,
Sub-Accounts                                                                    2004     2005    2006     2007
----------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.765 $11.314 $ 12.521
 Accumulation Unit Value Ending                                               $ 10.765 $ 11.314 $12.521 $ 13.528
 Number of Units Outstanding at End of Year                                      1,311    5,472   1,693    3,450
----------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $  9.903 $10.215 $ 11.329
 Accumulation Unit Value Ending                                               $  9.903 $ 10.215 $11.329 $ 11.374
 Number of Units Outstanding at End of Year                                      6,659    7,704   2,187   10,252
----------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
 Accumulation Unit Value Beginning                                            $ 10.000 $ 10.739 $10.820 $ 11.861
 Accumulation Unit Value Ending                                               $ 10.739 $ 10.820 $11.861 $ 12.104
 Number of Units Outstanding at End of Year                                     19,818   51,781  18,099   20,247
----------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.128 $11.635 $ 13.770
  Accumulation Unit Value Ending                                              $ 11.128 $ 11.635 $13.770 $ 14.547
  Number of Units Outstanding at End of Year                                     3,382    5,222   2,124    8,826
----------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
  Accumulation Unit Value Beginning                                                  - $ 10.000 $11.687 $ 11.787
  Accumulation Unit Value Ending                                                     - $ 11.687 $11.787 $ 12.272
  Number of Units Outstanding at End of Year                                         -    7,856   7,348    5,022
----------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.343 $12.706 $ 14.644
  Accumulation Unit Value Ending                                              $ 11.343 $ 12.706 $14.644 $ 15.254
  Number of Units Outstanding at End of Year                                    62,080   86,497  10,134  111,096
----------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.277 $12.150 $ 13.681
  Accumulation Unit Value Ending                                              $ 11.277 $ 12.150 $13.681 $ 13.246
  Number of Units Outstanding at End of Year                                    35,420   81,846  11,584   44,402
----------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.339 $10.676 $ 10.714
  Accumulation Unit Value Ending                                              $ 10.339 $ 10.676 $10.714 $ 10.902
  Number of Units Outstanding at End of Year                                     9,772   47,366   8,948   33,647
----------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $  9.918 $10.009 $ 10.283
  Accumulation Unit Value Ending                                              $  9.918 $ 10.009 $10.283 $ 10.590
  Number of Units Outstanding at End of Year                                   158,641  150,481  27,607   32,822
----------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.552 $10.579 $ 10.462
  Accumulation Unit Value Ending                                              $ 10.552 $ 10.579 $10.462 $ 11.371
  Number of Units Outstanding at End of Year                                    42,470  122,346  16,994   42,156
----------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.240 $10.302 $ 10.507
  Accumulation Unit Value Ending                                              $ 10.240 $ 10.302 $10.507 $ 11.221
  Number of Units Outstanding at End of Year                                    58,540   76,949  28,759   79,939
----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.772 $10.868 $ 11.826
  Accumulation Unit Value Ending                                              $ 10.772 $ 10.868 $11.826 $ 11.096
  Number of Units Outstanding at End of Year                                     5,494    6,958     560    7,098
----------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
  Accumulation Unit Value Beginning                                           $ 10.000 $ 11.182 $10.484 $ 11.467
  Accumulation Unit Value Ending                                              $ 11.182 $ 10.484 $11.467 $ 11.971
  Number of Units Outstanding at End of Year                                    31,488   23,563   6,181   12,010
----------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
  Accumulation Unit Value Beginning                                           $ 10.000 $ 10.555 $11.787 $ 12.893
  Accumulation Unit Value Ending                                              $ 10.555 $ 11.787 $12.893 $ 15.539
  Number of Units Outstanding at End of Year                                       418    4,603   5,562    6,080
----------------------------------------------------------------------------------------------------------------


                              111     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                              2004     2005    2006    2007
-----------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
  Accumulation Unit Value Beginning                      $10.000 $ 10.446 $10.837 $11.636
  Accumulation Unit Value Ending                         $10.446 $ 10.837 $11.636 $12.852
  Number of Units Outstanding at End of Year               6,370   57,136  16,451  54,684
-----------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
  Accumulation Unit Value Beginning                      $10.000 $ 11.060 $11.263 $13.123
  Accumulation Unit Value Ending                         $11.060 $ 11.263 $13.123 $13.276
  Number of Units Outstanding at End of Year              57,291  110,586  28,044  72,693
-----------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
  Accumulation Unit Value Beginning                      $10.000 $  9.876 $ 9.719 $10.370
  Accumulation Unit Value Ending                         $ 9.876 $  9.719 $10.370 $10.595
  Number of Units Outstanding at End of Year               1,961    2,232   8,505   5,710
-----------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
  Accumulation Unit Value Beginning                      $10.000 $ 12.055 $15.627 $21.408
  Accumulation Unit Value Ending                         $12.055 $ 15.627 $21.408 $28.927
  Number of Units Outstanding at End of Year               2,104   18,780   5,890  22,998
-----------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
  Accumulation Unit Value Beginning                      $10.000 $ 12.403 $18.475 $22.587
  Accumulation Unit Value Ending                         $12.403 $ 18.475 $22.587 $32.238
  Number of Units Outstanding at End of Year               6,528   31,637  59,022  35,164
-----------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000 $ 11.066 $12.075 $12.441
  Accumulation Unit Value Ending                         $11.066 $ 12.075 $12.441 $14.367
  Number of Units Outstanding at End of Year               1,962    3,009   3,261  10,156
-----------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000 $ 10.145 $10.289 $10.419
  Accumulation Unit Value Ending                         $10.145 $ 10.289 $10.419 $10.948
  Number of Units Outstanding at End of Year              28,946   43,426   5,556  21,802
-----------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
  Accumulation Unit Value Beginning                      $10.000 $ 11.037 $11.892 $13.544
  Accumulation Unit Value Ending                         $11.037 $ 11.892 $13.544 $13.635
  Number of Units Outstanding at End of Year              16,781   31,692  12,839  34,015
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000 $ 10.340 $11.726 $11.954
  Accumulation Unit Value Ending                         $10.340 $ 11.726 $11.954 $14.281
  Number of Units Outstanding at End of Year               2,987    7,296   1,579   1,834
-----------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
  Accumulation Unit Value Beginning                      $10.000 $ 12.799 $14.675 $19.841
  Accumulation Unit Value Ending                         $12.799 $ 14.675 $19.841 $16.117
  Number of Units Outstanding at End of Year              40,344   59,925  23,273  49,639
-----------------------------------------------------------------------------------------



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub- Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              112     PROSPECTUS

LBL Consultant Solution Select Contracts - Prospectus
Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (High)

                           Mortality & Expense = 2.6


--------------------------------------------------------------------------------


                                                       For the Year Ending December 31,
Sub-Accounts                                            2004     2005    2006    2007
---------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund - Series II
 Accumulation Unit Value Beginning                     $10.000  $10.611 $10.886 $11.964
 Accumulation Unit Value Ending                        $10.611  $10.886 $11.964 $11.798
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Series II
 Accumulation Unit Value Beginning                     $10.000  $10.175 $10.750 $11.094
 Accumulation Unit Value Ending                        $10.175  $10.750 $11.094 $12.059
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Series II
 Accumulation Unit Value Beginning                           -        - $10.000 $10.700
 Accumulation Unit Value Ending                              -        - $10.700 $11.230
 Number of Units Outstanding at End of Year                  -        -       0       0
---------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Series II
 Accumulation Unit Value Beginning                     $10.000  $10.852 $11.327 $12.233
 Accumulation Unit Value Ending                        $10.852  $11.327 $12.233 $13.005
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Alger American Growth Portfolio - Class S
 Accumulation Unit Value Beginning                     $10.000  $ 9.977 $10.846 $11.071
 Accumulation Unit Value Ending                        $ 9.977  $10.846 $11.071 $12.885
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio - Class S
 Accumulation Unit Value Beginning                     $10.000  $10.092 $11.210 $12.977
 Accumulation Unit Value Ending                        $10.092  $11.210 $12.977 $16.815
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio - Class S
 Accumulation Unit Value Beginning                     $10.000  $10.495 $11.187 $11.962
 Accumulation Unit Value Ending                        $10.495  $11.187 $11.962 $15.277
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $10.089 $10.189 $10.622
 Accumulation Unit Value Ending                        $10.089  $10.189 $10.622 $11.902
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $11.247 $12.767 $13.843
 Accumulation Unit Value Ending                        $11.247  $12.767 $13.843 $15.798
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $10.705 $10.997 $12.834
 Accumulation Unit Value Ending                        $10.705  $10.997 $12.834 $12.644
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $ 9.686 $ 9.944 $10.313
 Accumulation Unit Value Ending                        $ 9.686  $ 9.944 $10.313 $12.707
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio - Service Class 2
 Accumulation Unit Value Beginning                     $10.000  $10.535 $10.719 $12.040
 Accumulation Unit Value Ending                        $10.535  $10.719 $12.040 $12.320
 Number of Units Outstanding at End of Year                  0        0       0       0
---------------------------------------------------------------------------------------


                              113     PROSPECTUS

                                                                         For the Year Ending December 31,
Sub-Accounts                                                              2004     2005    2006    2007
---------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.088 $10.002 $10.136
 Accumulation Unit Value Ending                                          $10.088  $10.002 $10.136 $10.263
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $ 9.841 $ 9.842 $10.020
 Accumulation Unit Value Ending                                          $ 9.841  $ 9.842 $10.020 $10.231
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio - Service Class 2
 Accumulation Unit Value Beginning                                       $10.000  $10.795 $12.477 $14.299
 Accumulation Unit Value Ending                                          $10.795  $12.477 $14.299 $16.284
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $10.493 $10.992 $11.810
 Accumulation Unit Value Ending                                          $10.493  $10.992 $11.810 $12.672
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Foreign Stock Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.176 $11.553 $13.273
 Accumulation Unit Value Ending                                          $11.176  $11.553 $13.273 $15.270
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.348 $12.429 $13.197
 Accumulation Unit Value Ending                                          $11.348  $12.429 $13.197 $17.542
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.162 $11.948 $13.378
 Accumulation Unit Value Ending                                          $11.162  $11.948 $13.378 $13.948
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
 Accumulation Unit Value Beginning                                       $10.000  $11.198 $12.085 $13.026
 Accumulation Unit Value Ending                                          $11.198  $12.085 $13.026 $13.450
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Janus Aspen Series Small Company Value Portfolio - Service Shares
 Accumulation Unit Value Beginning                                             -  $10.000 $10.873 $12.894
 Accumulation Unit Value Ending                                                -  $10.873 $12.894 $11.777
 Number of Units Outstanding at End of Year                                    -        0       0       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Fundamental Value Portfolio - Class I (1)
 Accumulation Unit Value Beginning                                             -        -       - $10.000
 Accumulation Unit Value Ending                                                -        -       - $ 9.420
 Number of Units Outstanding at End of Year                                    -        -       -       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
 Accumulation Unit Value Beginning                                       $10.000  $10.735 $10.817 $11.614
 Accumulation Unit Value Ending                                          $10.735  $10.817 $11.614 $11.262
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Investors - Class I (2)
 Accumulation Unit Value Beginning                                             -        -       -       -
 Accumulation Unit Value Ending                                                -        -       -       -
 Number of Units Outstanding at End of Year                                    -        -       -       -
---------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.519 $10.446 $11.180
 Accumulation Unit Value Ending                                          $10.519  $10.446 $11.180 $11.044
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series - Service Class
 Accumulation Unit Value Beginning                                       $10.000  $10.341 $10.488 $11.964
 Accumulation Unit Value Ending                                          $10.341  $10.488 $10.951 $11.798
 Number of Units Outstanding at End of Year                                    0        0       0       0
---------------------------------------------------------------------------------------------------------


                              114     PROSPECTUS

                                                                              For the Year Ending December 31,
Sub-Accounts                                                                   2004     2005    2006    2007
--------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $10.675 $11.117 $10.951
 Accumulation Unit Value Ending                                               $10.675  $11.117 $12.191 $11.828
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS New Discovery Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $ 9.821 $10.037 $11.030
 Accumulation Unit Value Ending                                               $ 9.821  $10.037 $11.030 $10.972
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS Total Return Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $10.649 $10.631 $11.548
 Accumulation Unit Value Ending                                               $10.649  $10.631 $11.548 $11.676
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
MFS Value Series - Service Class
 Accumulation Unit Value Beginning                                            $10.000  $11.036 $11.433 $13.407
 Accumulation Unit Value Ending                                               $11.036  $11.433 $13.407 $14.033
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer MidCap Fund/VA - Service Shares (2)
 Accumulation Unit Value Beginning                                                  -  $10.000 $11.615 $11.607
 Accumulation Unit Value Ending                                                     -  $11.615 $11.607 $11.974
 Number of Units Outstanding at End of Year                                         -        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                            $10.000  $11.249 $12.485 $14.258
 Accumulation Unit Value Ending                                               $11.249  $12.485 $14.258 $14.715
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
 Accumulation Unit Value Beginning                                            $10.000  $11.183 $11.939 $13.320
 Accumulation Unit Value Ending                                               $11.183  $11.939 $13.320 $12.778
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $10.252 $10.490 $10.431
 Accumulation Unit Value Ending                                               $10.252  $10.490 $10.431 $10.517
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $ 9.835 $ 9.835 $10.012
 Accumulation Unit Value Ending                                               $ 9.835  $ 9.835 $10.012 $10.215
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $10.464 $10.395 $10.186
 Accumulation Unit Value Ending                                               $10.464  $10.395 $10.186 $10.969
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio - Administrative Shares
 Accumulation Unit Value Beginning                                            $10.000  $10.155 $10.122 $10.230
 Accumulation Unit Value Ending                                               $10.155  $10.122 $10.230 $10.824
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Balanced Portfolio
 Accumulation Unit Value Beginning                                            $10.000  $10.706 $10.703 $11.539
 Accumulation Unit Value Ending                                               $10.706  $10.703 $11.539 $10.728
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Premier VIT OpCap Renaissance Portfolio
 Accumulation Unit Value Beginning                                            $10.000  $11.089 $10.302 $11.164
 Accumulation Unit Value Ending                                               $11.089  $10.302 $11.164 $11.548
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------
Rydex VT Sector Rotation Fund
 Accumulation Unit Value Beginning                                            $10.000  $10.467 $11.582 $12.553
 Accumulation Unit Value Ending                                               $10.467  $11.582 $12.553 $14.990
 Number of Units Outstanding at End of Year                                         0        0       0       0
--------------------------------------------------------------------------------------------------------------


                              115     PROSPECTUS

                                                         For the Year Ending December 31,
Sub-Accounts                                              2004     2005    2006    2007
-----------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio - II
 Accumulation Unit Value Beginning                       $10.000  $10.359 $10.649 $11.329
 Accumulation Unit Value Ending                          $10.359  $10.649 $11.329 $12.398
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio - II
 Accumulation Unit Value Beginning                       $10.000  $10.968 $11.067 $12.777
 Accumulation Unit Value Ending                          $10.968  $11.067 $12.777 $12.807
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Absolute Return Fund
 Accumulation Unit Value Beginning                       $10.000  $ 9.794 $ 9.549 $10.097
 Accumulation Unit Value Ending                          $ 9.794  $ 9.549 $10.097 $10.221
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets Fund
 Accumulation Unit Value Beginning                       $10.000  $11.955 $15.355 $20.843
 Accumulation Unit Value Ending                          $11.955  $15.355 $20.843 $27.905
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets Fund
 Accumulation Unit Value Beginning                       $10.000  $12.300 $18.154 $21.992
 Accumulation Unit Value Ending                          $12.300  $18.154 $21.992 $31.099
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Aggressive Growth Portfolio - Class II
 Accumulation Unit Value Beginning                       $10.000  $10.973 $11.864 $12.113
 Accumulation Unit Value Ending                          $10.973  $11.864 $12.113 $13.859
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Government Portfolio - Class II
 Accumulation Unit Value Beginning                       $10.000  $10.061 $10.110 $10.144
 Accumulation Unit Value Ending                          $10.061  $10.110 $10.144 $10.561
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen LIT Growth and Income Portfolio - Class II
 Accumulation Unit Value Beginning                       $10.000  $10.945 $11.685 $13.187
 Accumulation Unit Value Ending                          $10.945  $11.685 $13.187 $13.153
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth Portfolio - Class II (3)
 Accumulation Unit Value Beginning                       $10.000  $10.254 $11.522 $11.639
 Accumulation Unit Value Ending                          $10.254  $11.522 $11.639 $13.776
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio - Class II (3)
 Accumulation Unit Value Beginning                       $10.000  $12.693 $14.420 $19.318
 Accumulation Unit Value Ending                          $12.693  $14.420 $19.318 $15.547
 Number of Units Outstanding at End of Year                    0        0       0       0
-----------------------------------------------------------------------------------------



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1)Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio
   - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub- Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2)Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3)Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.


                              116     PROSPECTUS

LBL6535-4

[LOGO]

                  THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                        (Classic, Elite, Plus, Select)

                         Lincoln Benefit Life Company
                       Variable Annuity Separate Account

                                 PO Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617


                      Statement of Additional Information
                            And Related Prospectus

                               Dated May 1, 2008


This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


The Contract is no longer offered for new sales.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments 2
The Contracts....................................... 2
Calculation of Accumulation Unit Values............. 4
Net Investment Factor............................... 4
Calculation of Variable Income Payments............. 5
General Matters..................................... 6
Experts............................................. 6
Financial Statements................................ 7
Accumulation Unit Values............................ 7

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.


To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.


PURCHASE OF CONTRACTS

ALFS, Inc. ("ALFS") is the principal underwriter and distributor of the Contracts. ALFS is an affiliate of Lincoln Benefit. The offering of the Contracts is continuous.


TAX-FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation

Period;

   (B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS


The financial statements included in this Statement of Additional Information and the related financial statement schedules have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS


The financial statements of the Sub-Accounts comprising the Variable Account, as of December 31, 2007, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, the related financial statement schedules and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, do not reflect any assets attributable to the Contract, because they were not offered during the period shown. The financial statements and financial statement schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.

The names of the following Sub-Accounts changed since December 31, 2007. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2007:



Sub-Account Name as of December 31,
 2007 (as appears in the following
               tables
    of Accumulation Unit Values)       Sub-Account Name as of May 1, 2008
-----------------------------------   -------------------------------------
Alger American Growth Portfolio -     Alger American LargeCap Growth
Class O                               Portfolio - Class O
Alger American Leveraged AllCap       Alger American Capital Appreciation
Portfolio - Class O                   Portfolio - Class O
MFS Emerging Growth Series - Initial
Class                                 MFS Growth Series - Initial Class
Janus Aspen Series Foreign Stock      Janus Aspen Series International
Portfolio - Service Shares            Growth Portfolio - Service Shares
Van Kampen LIT Aggressive Growth      Van Kampen LIT Mid Cap Growth
Portfolio, Class II                   Portfolio, Class II

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
              with MAV (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.45



                                                                For the Year Ending December 31
                                                               ----------------------------------
Sub-Accounts                                                    2004     2005     2006     2007
------------                                                   ------- -------- -------- --------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.725 $ 11.133 $ 12.379
   Accumulation Unit Value Ending............................. $10.725 $ 11.133 $ 12.379 $ 12.352
   Number of Units Outstanding at End of Year.................  74,403  107,423  117,460  105,209
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.284 $ 10.994 $ 11.479
   Accumulation Unit Value Ending............................. $10.284 $ 10.994 $ 11.479 $ 12.626
   Number of Units Outstanding at End of Year.................  11,764   19,954   29,820   28,586
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --       -- $ 10.000 $ 10.785
   Accumulation Unit Value Ending.............................      --       -- $ 10.785 $ 11.454
   Number of Units Outstanding at End of Year.................      --       --   56,589   57,114
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.968 $ 11.584 $ 12.657
   Accumulation Unit Value Ending............................. $10.968 $ 11.584 $ 12.657 $ 13.617
   Number of Units Outstanding at End of Year.................  41,315   81,189  103,658   98,214
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.084 $ 11.091 $ 11.455
   Accumulation Unit Value Ending............................. $10.084 $ 11.091 $ 11.455 $ 13.491
   Number of Units Outstanding at End of Year.................  14,898   44,205   36,282   31,855
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.200 $ 11.464 $ 13.427
   Accumulation Unit Value Ending............................. $10.200 $ 11.464 $ 13.427 $ 17.606
   Number of Units Outstanding at End of Year.................   2,901    6,697   17,263   21,473
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.608 $ 11.441 $ 12.377
   Accumulation Unit Value Ending............................. $10.608 $ 11.441 $ 12.377 $ 15.995
   Number of Units Outstanding at End of Year.................  18,938   62,045   74,033   70,308
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.198 $ 10.420 $ 10.991
   Accumulation Unit Value Ending............................. $10.198 $ 10.420 $ 10.991 $ 12.461
   Number of Units Outstanding at End of Year.................  19,568   39,253   39,468   34,660
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 11.368 $ 13.056 $ 14.324
   Accumulation Unit Value Ending............................. $11.368 $ 13.056 $ 14.324 $ 16.540
   Number of Units Outstanding at End of Year.................  28,300  134,063  217,731  195,689
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.820 $ 11.246 $ 13.279
   Accumulation Unit Value Ending............................. $10.820 $ 11.246 $ 13.279 $ 13.239
   Number of Units Outstanding at End of Year.................  38,696  102,990  134,574  128,535
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $  9.791 $ 10.170 $ 10.671
   Accumulation Unit Value Ending............................. $ 9.791 $ 10.170 $ 10.671 $ 13.305
   Number of Units Outstanding at End of Year.................  46,830   92,779  102,602   95,094
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.648 $ 10.961 $ 12.458
   Accumulation Unit Value Ending............................. $10.648 $ 10.961 $ 12.458 $ 12.899
   Number of Units Outstanding at End of Year.................  84,706  212,966  286,952  269,615
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.196 $ 10.229 $ 10.487
   Accumulation Unit Value Ending............................. $10.196 $ 10.229 $ 10.487 $ 10.746
   Number of Units Outstanding at End of Year.................  64,981  130,820  204,879  213,778
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $  9.947 $ 10.065 $ 10.367
   Accumulation Unit Value Ending............................. $ 9.947 $ 10.065 $ 10.367 $ 10.712
   Number of Units Outstanding at End of Year.................  71,372  159,744  271,059  298,838

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $ 10.911 $ 12.760 $ 14.796
   Accumulation Unit Value Ending....................................... $10.911 $ 12.760 $ 14.796 $ 17.049
   Number of Units Outstanding at End of Year...........................  26,553   74,811  179,382  168,123
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $ 10.605 $ 11.241 $ 12.220
   Accumulation Unit Value Ending....................................... $10.605 $ 11.241 $ 12.220 $ 13.267
   Number of Units Outstanding at End of Year...........................  18,609   45,386   82,978   81,462
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $ 11.296 $ 11.815 $ 13.733
   Accumulation Unit Value Ending....................................... $11.296 $ 11.815 $ 13.733 $ 15.987
   Number of Units Outstanding at End of Year...........................   2,914   25,972   33,392   35,406
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $ 11.470 $ 12.710 $ 13.654
   Accumulation Unit Value Ending....................................... $11.470 $ 12.710 $ 13.654 $ 18.366
   Number of Units Outstanding at End of Year...........................   6,007   13,973   20,404   22,959
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $ 11.282 $ 12.219 $ 13.842
   Accumulation Unit Value Ending....................................... $11.282 $ 12.219 $ 13.842 $ 14.604
   Number of Units Outstanding at End of Year...........................  20,990   87,962  151,773  139,028
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $ 11.318 $ 12.359 $ 13.478
   Accumulation Unit Value Ending....................................... $11.318 $ 12.359 $ 13.478 $ 14.082
   Number of Units Outstanding at End of Year...........................   5,672   23,559   29,030   24,547
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $ 10.000 $ 10.959 $ 13.149
   Accumulation Unit Value Ending.......................................      -- $ 10.959 $ 13.149 $ 12.153
   Number of Units Outstanding at End of Year...........................      --    9,494   38,816   37,931
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $ 10.305 $ 10.523       --
   Accumulation Unit Value Ending....................................... $10.305 $ 10.523 $ 12.213       --
   Number of Units Outstanding at End of Year...........................   1,859    4,564    9,103       --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $ 10.851 $ 11.062 $ 12.018
   Accumulation Unit Value Ending....................................... $10.851 $ 11.062 $ 12.018 $ 11.791
   Number of Units Outstanding at End of Year...........................  32,094  101,197  158,362  156,254
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $ 10.402 $ 10.849       --
   Accumulation Unit Value Ending....................................... $10.402 $ 10.849 $ 12.578       --
   Number of Units Outstanding at End of Year...........................   4,404   36,017   34,420       --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 10.632 $ 10.682 $ 11.568
   Accumulation Unit Value Ending....................................... $10.632 $ 10.682 $ 11.568 $ 11.563
   Number of Units Outstanding at End of Year...........................  17,229   40,614   60,294   55,534
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 10.452 $ 10.725 $ 11.331
   Accumulation Unit Value Ending....................................... $10.452 $ 10.725 $ 11.331 $ 12.384
   Number of Units Outstanding at End of Year...........................   5,971   34,315   94,816   86,947
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 10.790 $ 11.369 $ 12.614
   Accumulation Unit Value Ending....................................... $10.790 $ 11.369 $ 12.614 $ 13.663
   Number of Units Outstanding at End of Year...........................  14,735   21,639   29,277   25,201
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $  9.926 $ 10.265 $ 11.413
   Accumulation Unit Value Ending....................................... $ 9.926 $ 10.265 $ 11.413 $ 11.488
   Number of Units Outstanding at End of Year...........................  16,167   31,832   36,122   32,094
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 10.763 $ 10.872 $ 11.948
   Accumulation Unit Value Ending....................................... $10.763 $ 10.872 $ 11.948 $ 12.225
   Number of Units Outstanding at End of Year...........................  40,690  104,883  117,350  109,267
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 11.154 $ 11.692 $ 13.872
   Accumulation Unit Value Ending....................................... $11.154 $ 11.692 $ 13.872 $ 14.693
   Number of Units Outstanding at End of Year...........................  11,572   53,873   73,445   74,283
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $ 10.000 $ 11.707 $ 11.837
   Accumulation Unit Value Ending.......................................      -- $ 11.707 $ 11.837 $ 12.356
   Number of Units Outstanding at End of Year...........................      --    7,906   19,077   18,524

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.369 $ 12.767 $ 14.753
   Accumulation Unit Value Ending..................................... $11.369 $ 12.767 $ 14.753 $ 15.406
   Number of Units Outstanding at End of Year.........................  20,377   59,018   77,552   64,787
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.303 $ 12.209 $ 13.782
   Accumulation Unit Value Ending..................................... $11.303 $ 12.209 $ 13.782 $ 13.379
   Number of Units Outstanding at End of Year.........................  34,078  118,094  172,919  157,590
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.363 $ 10.728 $ 10.793
   Accumulation Unit Value Ending..................................... $10.363 $ 10.728 $ 10.793 $ 11.011
   Number of Units Outstanding at End of Year.........................  12,667   55,574   95,363   95,985
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $  9.941 $ 10.057 $ 10.359
   Accumulation Unit Value Ending..................................... $ 9.941 $ 10.057 $ 10.359 $ 10.696
   Number of Units Outstanding at End of Year.........................  36,663   98,942  124,955  115,296
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.577 $ 10.630 $ 10.540
   Accumulation Unit Value Ending..................................... $10.577 $ 10.630 $ 10.540 $ 11.484
   Number of Units Outstanding at End of Year.........................  61,471  145,750  173,089  169,281
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.264 $ 10.352 $ 10.585
   Accumulation Unit Value Ending..................................... $10.264 $ 10.352 $ 10.585 $ 11.333
   Number of Units Outstanding at End of Year.........................  96,933  212,494  323,894  332,617
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.790 $ 10.914 $ 11.906
   Accumulation Unit Value Ending..................................... $10.790 $ 10.914 $ 11.906 $ 11.200
   Number of Units Outstanding at End of Year.........................   8,225   10,363   20,207   20,359
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.208 $ 10.535 $ 11.552
   Accumulation Unit Value Ending..................................... $11.208 $ 10.535 $ 11.552 $ 12.091
   Number of Units Outstanding at End of Year.........................  26,067   35,411   34,352   29,525
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.579 $ 11.844 $ 12.989
   Accumulation Unit Value Ending..................................... $10.579 $ 11.844 $ 12.989 $ 15.694
   Number of Units Outstanding at End of Year.........................   6,698   19,805   24,145   22,364
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.470 $ 10.890 $ 11.722
   Accumulation Unit Value Ending..................................... $10.470 $ 10.890 $ 11.722 $ 12.980
   Number of Units Outstanding at End of Year.........................  37,362  109,546  209,970  192,525
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.086 $ 11.318 $ 13.221
   Accumulation Unit Value Ending..................................... $11.086 $ 11.318 $ 13.221 $ 13.409
   Number of Units Outstanding at End of Year.........................  46,148  174,768  259,147  246,409
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $  9.899 $  9.766 $ 10.447
   Accumulation Unit Value Ending..................................... $ 9.899 $  9.766 $ 10.447 $ 10.701
   Number of Units Outstanding at End of Year.........................  10,882   10,438   11,513   10,361
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 12.083 $ 15.703 $ 21.566
   Accumulation Unit Value Ending..................................... $12.083 $ 15.703 $ 21.566 $ 29.216
   Number of Units Outstanding at End of Year.........................   1,865   11,194   27,169   23,085
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 12.432 $ 18.565 $ 22.754
   Accumulation Unit Value Ending..................................... $12.432 $ 18.565 $ 22.754 $ 32.560
   Number of Units Outstanding at End of Year.........................   2,716   17,112   22,972   22,014
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.091 $ 12.133 $ 12.534
   Accumulation Unit Value Ending..................................... $11.091 $ 12.133 $ 12.534 $ 14.510
   Number of Units Outstanding at End of Year.........................   7,714   16,935   19,018   12,598
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.169 $ 10.339 $ 10.496
   Accumulation Unit Value Ending..................................... $10.169 $ 10.339 $ 10.496 $ 11.057
   Number of Units Outstanding at End of Year.........................  24,035   48,462   66,783   69,971
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.063 $ 11.950 $ 13.645
   Accumulation Unit Value Ending..................................... $11.063 $ 11.950 $ 13.645 $ 13.771
   Number of Units Outstanding at End of Year.........................  24,470  100,105  158,421  145,672
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $ 10.364 $ 11.783 $ 12.043
   Accumulation Unit Value Ending..................................... $10.364 $ 11.783 $ 12.043 $ 14.424
   Number of Units Outstanding at End of Year.........................   2,797   17,775   23,083   15,900

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $ 12.829 $ 14.747 $ 19.988
   Accumulation Unit Value Ending................................. $12.829 $ 14.747 $ 19.988 $ 16.278
   Number of Units Outstanding at End of Year.....................  34,420  107,443  138,012  126,834
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --       --       -- $ 10.000
   Accumulation Unit Value Ending.................................      --       --       -- $  9.496
   Number of Units Outstanding at End of Year.....................      --       --       --    9,284
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --       --       -- $ 10.000
   Accumulation Unit Value Ending.................................      --       --       -- $  9.735
   Number of Units Outstanding at End of Year.....................      --       --       --   32,167



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
           with EEDB 0-70 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.5



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.720 $11.122 $12.361
   Accumulation Unit Value Ending............................. $10.720 $11.122 $12.361 $12.328
   Number of Units Outstanding at End of Year.................   2,627   5,172   4,963   4,318
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.279 $10.983 $11.462
   Accumulation Unit Value Ending............................. $10.279 $10.983 $11.462 $12.601
   Number of Units Outstanding at End of Year.................      21     209     216     220
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.782
   Accumulation Unit Value Ending.............................      --      -- $10.782 $11.444
   Number of Units Outstanding at End of Year.................      --      --     165     203
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.963 $11.572 $12.638
   Accumulation Unit Value Ending............................. $10.963 $11.572 $12.638 $13.590
   Number of Units Outstanding at End of Year.................     939   1,041   1,108     920
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.079 $11.081 $11.438
   Accumulation Unit Value Ending............................. $10.079 $11.081 $11.438 $13.464
   Number of Units Outstanding at End of Year.................     304   2,176   3,616   3,584
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.196 $11.453 $13.407
   Accumulation Unit Value Ending............................. $10.196 $11.453 $13.407 $17.571
   Number of Units Outstanding at End of Year.................   1,167   1,270   3,612   3,939
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.603 $11.430 $12.359
   Accumulation Unit Value Ending............................. $10.603 $11.430 $12.359 $15.963
   Number of Units Outstanding at End of Year.................   1,708   3,562   4,250   4,322
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.193 $10.410 $10.975
   Accumulation Unit Value Ending............................. $10.193 $10.410 $10.975 $12.437
   Number of Units Outstanding at End of Year.................     188   3,031   6,107   5,806
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.363 $13.043 $14.302
   Accumulation Unit Value Ending............................. $11.363 $13.043 $14.302 $16.507
   Number of Units Outstanding at End of Year.................   8,074  10,537  12,496   9,971
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.815 $11.236 $13.260
   Accumulation Unit Value Ending............................. $10.815 $11.236 $13.260 $13.212
   Number of Units Outstanding at End of Year.................   2,649   4,351   6,752   9,921
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.786 $10.160 $10.655
   Accumulation Unit Value Ending............................. $ 9.786 $10.160 $10.655 $13.278
   Number of Units Outstanding at End of Year.................   6,471   9,191   9,936  12,021
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.643 $10.951 $12.440
   Accumulation Unit Value Ending............................. $10.643 $10.951 $12.440 $12.874
   Number of Units Outstanding at End of Year.................  12,272  21,913  29,532  29,651
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.192 $10.219 $10.472
   Accumulation Unit Value Ending............................. $10.192 $10.219 $10.472 $10.724
   Number of Units Outstanding at End of Year.................     750   1,813   2,574   2,581
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.942 $10.055 $10.352
   Accumulation Unit Value Ending............................. $ 9.942 $10.055 $10.352 $10.690
   Number of Units Outstanding at End of Year.................   7,781  11,390  14,574  24,720
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.906 $12.748 $14.774
   Accumulation Unit Value Ending............................. $10.906 $12.748 $14.774 $17.015
   Number of Units Outstanding at End of Year.................   7,152   8,446  12,551  12,485

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.600 $11.230 $12.202
   Accumulation Unit Value Ending....................................... $10.600 $11.230 $12.202 $13.241
   Number of Units Outstanding at End of Year...........................     402   2,045   2,158   2,222
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.291 $11.804 $13.713
   Accumulation Unit Value Ending....................................... $11.291 $11.804 $13.713 $15.955
   Number of Units Outstanding at End of Year...........................     663     886   3,402   3,524
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.464 $12.698 $13.634
   Accumulation Unit Value Ending....................................... $11.464 $12.698 $13.634 $18.330
   Number of Units Outstanding at End of Year...........................       4     665     714   3,211
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.277 $12.207 $13.822
   Accumulation Unit Value Ending....................................... $11.277 $12.207 $13.822 $14.575
   Number of Units Outstanding at End of Year...........................     764   2,337   4,636   4,792
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.313 $12.347 $13.458
   Accumulation Unit Value Ending....................................... $11.313 $12.347 $13.458 $14.054
   Number of Units Outstanding at End of Year...........................   1,741   2,379   2,427   2,403
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.955 $13.138
   Accumulation Unit Value Ending.......................................      -- $10.955 $13.138 $12.136
   Number of Units Outstanding at End of Year...........................      --       0     604     608
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.300 $10.513      --
   Accumulation Unit Value Ending....................................... $10.300 $10.513 $12.195      --
   Number of Units Outstanding at End of Year...........................     396     416     447      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.846 $11.051 $12.000
   Accumulation Unit Value Ending....................................... $10.846 $11.051 $12.000 $11.768
   Number of Units Outstanding at End of Year...........................   7,549  10,603  11,830  11,402
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.397 $10.839      --
   Accumulation Unit Value Ending....................................... $10.397 $10.839 $12.559      --
   Number of Units Outstanding at End of Year...........................   5,320   4,728   5,236      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.627 $10.672 $11.551
   Accumulation Unit Value Ending....................................... $10.627 $10.672 $11.551 $11.540
   Number of Units Outstanding at End of Year...........................     769   2,734   4,681   4,704
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.447 $10.715 $11.314
   Accumulation Unit Value Ending....................................... $10.447 $10.715 $11.314 $12.360
   Number of Units Outstanding at End of Year...........................   3,196   5,459   9,544   9,418
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.785 $11.358 $12.595
   Accumulation Unit Value Ending....................................... $10.785 $11.358 $12.595 $13.636
   Number of Units Outstanding at End of Year...........................   6,192   9,902  13,667  13,140
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.922 $10.255 $11.396
   Accumulation Unit Value Ending....................................... $ 9.922 $10.255 $11.396 $11.465
   Number of Units Outstanding at End of Year...........................   1,335   1,523   2,717   2,720
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.758 $10.862 $11.931
   Accumulation Unit Value Ending....................................... $10.758 $10.862 $11.931 $12.201
   Number of Units Outstanding at End of Year...........................     659   3,475   5,222   5,062
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.149 $11.681 $13.851
   Accumulation Unit Value Ending....................................... $11.149 $11.681 $13.851 $14.663
   Number of Units Outstanding at End of Year...........................   3,814   7,154   8,948   8,784
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.703 $11.827
   Accumulation Unit Value Ending.......................................      -- $11.703 $11.827 $12.339
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.364 $12.755 $14.731
   Accumulation Unit Value Ending....................................... $11.364 $12.755 $14.731 $15.375
   Number of Units Outstanding at End of Year...........................      65   2,870   7,163   3,123
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.297 $12.197 $13.762
   Accumulation Unit Value Ending....................................... $11.297 $12.197 $13.762 $13.352
   Number of Units Outstanding at End of Year...........................   1,426   8,705  15,524  11,484

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.358 $10.717 $10.777
   Accumulation Unit Value Ending..................................... $10.358 $10.717 $10.777 $10.989
   Number of Units Outstanding at End of Year.........................   6,420  10,445  11,266  14,106
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.936 $10.048 $10.344
   Accumulation Unit Value Ending..................................... $ 9.936 $10.048 $10.344 $10.674
   Number of Units Outstanding at End of Year.........................   1,252   5,385   5,938  11,799
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.572 $10.620 $10.524
   Accumulation Unit Value Ending..................................... $10.572 $10.620 $10.524 $11.461
   Number of Units Outstanding at End of Year.........................  21,181  17,716  17,533  15,700
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.259 $10.342 $10.569
   Accumulation Unit Value Ending..................................... $10.259 $10.342 $10.569 $11.311
   Number of Units Outstanding at End of Year.........................  10,981  10,630  11,430  11,285
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.787 $10.905 $11.890
   Accumulation Unit Value Ending..................................... $10.787 $10.905 $11.890 $11.180
   Number of Units Outstanding at End of Year.........................      13      12      12      11
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.203 $10.525 $11.535
   Accumulation Unit Value Ending..................................... $11.203 $10.525 $11.535 $12.067
   Number of Units Outstanding at End of Year.........................   6,809   6,275   6,179   5,573
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.574 $11.832 $12.969
   Accumulation Unit Value Ending..................................... $10.574 $11.832 $12.969 $15.663
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.466 $10.879 $11.705
   Accumulation Unit Value Ending..................................... $10.466 $10.879 $11.705 $12.955
   Number of Units Outstanding at End of Year.........................   1,281   2,330   4,918   8,050
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.080 $11.307 $13.201
   Accumulation Unit Value Ending..................................... $11.080 $11.307 $13.201 $13.382
   Number of Units Outstanding at End of Year.........................   1,696   4,851  10,150  11,201
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.895 $ 9.756 $10.432
   Accumulation Unit Value Ending..................................... $ 9.895 $ 9.756 $10.432 $10.680
   Number of Units Outstanding at End of Year.........................       0       0      42      42
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.078 $15.688 $21.534
   Accumulation Unit Value Ending..................................... $12.078 $15.688 $21.534 $29.158
   Number of Units Outstanding at End of Year.........................     353     704   4,213   4,308
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.426 $18.547 $22.721
   Accumulation Unit Value Ending..................................... $12.426 $18.547 $22.721 $32.495
   Number of Units Outstanding at End of Year.........................      59     928   6,430   3,981
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.086 $12.121 $12.515
   Accumulation Unit Value Ending..................................... $11.086 $12.121 $12.515 $14.481
   Number of Units Outstanding at End of Year.........................   1,412   1,462   1,781   1,813
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.164 $10.329 $10.480
   Accumulation Unit Value Ending..................................... $10.164 $10.329 $10.480 $11.035
   Number of Units Outstanding at End of Year.........................   1,727     685   1,135   1,119
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.057 $11.939 $13.625
   Accumulation Unit Value Ending..................................... $11.057 $11.939 $13.625 $13.744
   Number of Units Outstanding at End of Year.........................     362   4,402   9,234   9,569
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.359 $11.772 $12.025
   Accumulation Unit Value Ending..................................... $10.359 $11.772 $12.025 $14.395
   Number of Units Outstanding at End of Year.........................     760   1,285   1,271   1,169
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.823 $14.732 $19.958
   Accumulation Unit Value Ending..................................... $12.823 $14.732 $19.958 $16.245
   Number of Units Outstanding at End of Year.........................   6,991  11,129  19,390  16,845

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.492
   Number of Units Outstanding at End of Year..................... --  --  --      588
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.732
   Number of Units Outstanding at End of Year..................... --  --  --    6,894



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
     with EBP (Annual Increase) (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.55



                                                               For the Year Ending December 31
                                                               --------------------------------
Sub-Accounts                                                    2004    2005     2006    2007
------------                                                   ------- ------- -------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.715 $ 11.111 $12.343
   Accumulation Unit Value Ending............................. $10.715 $11.111 $ 12.343 $12.303
   Number of Units Outstanding at End of Year.................  11,993  22,138   25,503  24,207
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.274 $ 10.972 $11.445
   Accumulation Unit Value Ending............................. $10.274 $10.972 $ 11.445 $12.576
   Number of Units Outstanding at End of Year.................   5,130   4,105    7,474   6,485
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $ 10.000 $10.778
   Accumulation Unit Value Ending.............................      --      -- $ 10.778 $11.434
   Number of Units Outstanding at End of Year.................      --      --   18,935  18,263
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.958 $ 11.561 $12.620
   Accumulation Unit Value Ending............................. $10.958 $11.561 $ 12.620 $13.563
   Number of Units Outstanding at End of Year.................  10,913  14,852   21,955  20,268
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.075 $ 11.070 $11.421
   Accumulation Unit Value Ending............................. $10.075 $11.070 $ 11.421 $13.437
   Number of Units Outstanding at End of Year.................   4,621   7,187   19,477  14,496
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.191 $ 11.442 $13.387
   Accumulation Unit Value Ending............................. $10.191 $11.442 $ 13.387 $17.536
   Number of Units Outstanding at End of Year.................   2,198   1,303    6,872  11,082
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.598 $ 11.418 $12.341
   Accumulation Unit Value Ending............................. $10.598 $11.418 $ 12.341 $15.932
   Number of Units Outstanding at End of Year.................   9,312  18,835   29,405  26,346
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.188 $ 10.400 $10.958
   Accumulation Unit Value Ending............................. $10.188 $10.400 $ 10.958 $12.412
   Number of Units Outstanding at End of Year.................   6,082  11,616   22,682  21,330
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.358 $ 13.031 $14.281
   Accumulation Unit Value Ending............................. $11.358 $13.031 $ 14.281 $16.475
   Number of Units Outstanding at End of Year.................  17,686  34,790   59,884  64,736
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.810 $ 11.225 $13.240
   Accumulation Unit Value Ending............................. $10.810 $11.225 $ 13.240 $13.186
   Number of Units Outstanding at End of Year.................   9,973  19,113   32,735  32,979
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.782 $ 10.150 $10.639
   Accumulation Unit Value Ending............................. $ 9.782 $10.150 $ 10.639 $13.252
   Number of Units Outstanding at End of Year.................   8,431  15,133   12,757  11,610
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.639 $ 10.940 $12.421
   Accumulation Unit Value Ending............................. $10.639 $10.940 $ 12.421 $12.848
   Number of Units Outstanding at End of Year.................  19,374  38,956   47,101  43,484
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.187 $ 10.209 $10.457
   Accumulation Unit Value Ending............................. $10.187 $10.209 $ 10.457 $10.703
   Number of Units Outstanding at End of Year.................  17,114  27,560   57,716  57,722
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.938 $ 10.045 $10.337
   Accumulation Unit Value Ending............................. $ 9.938 $10.045 $ 10.337 $10.669
   Number of Units Outstanding at End of Year.................  51,691  74,632  192,128  73,953
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.901 $ 12.735 $14.752
   Accumulation Unit Value Ending............................. $10.901 $12.735 $ 14.752 $16.981
   Number of Units Outstanding at End of Year.................   7,523  18,182   45,465  41,994

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.595 $11.219 $12.184
   Accumulation Unit Value Ending....................................... $10.595 $11.219 $12.184 $13.215
   Number of Units Outstanding at End of Year...........................   5,967  12,870  13,649  12,653
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.286 $11.792 $13.693
   Accumulation Unit Value Ending....................................... $11.286 $11.792 $13.693 $15.924
   Number of Units Outstanding at End of Year...........................   3,249   5,668   7,470  10,339
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.459 $12.686 $13.614
   Accumulation Unit Value Ending....................................... $11.459 $12.686 $13.614 $18.293
   Number of Units Outstanding at End of Year...........................     100   2,014   5,844   6,890
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.271 $12.195 $13.801
   Accumulation Unit Value Ending....................................... $11.271 $12.195 $13.801 $14.546
   Number of Units Outstanding at End of Year...........................  14,791  25,761  38,409  42,000
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.307 $12.335 $13.439
   Accumulation Unit Value Ending....................................... $11.307 $12.335 $13.439 $14.026
   Number of Units Outstanding at End of Year...........................   1,136   1,544   1,462   1,384
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.951 $13.127
   Accumulation Unit Value Ending.......................................      -- $10.951 $13.127 $12.120
   Number of Units Outstanding at End of Year...........................      --   4,643  16,354  20,721
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.296 $10.503      --
   Accumulation Unit Value Ending....................................... $10.296 $10.503 $12.177      --
   Number of Units Outstanding at End of Year...........................   2,231   2,460     763      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.841 $11.041 $11.982
   Accumulation Unit Value Ending....................................... $10.841 $11.041 $11.982 $11.745
   Number of Units Outstanding at End of Year...........................  16,887  31,570  62,665  57,126
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.392 $10.828      --
   Accumulation Unit Value Ending....................................... $10.392 $10.828 $12.541      --
   Number of Units Outstanding at End of Year...........................   2,105  14,773  15,598      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.622 $10.662 $11.534
   Accumulation Unit Value Ending....................................... $10.622 $10.662 $11.534 $11.518
   Number of Units Outstanding at End of Year...........................  10,951  13,496  17,658  13,948
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.442 $10.705 $11.298
   Accumulation Unit Value Ending....................................... $10.442 $10.705 $11.298 $12.335
   Number of Units Outstanding at End of Year...........................     794  16,256  32,341  31,186
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.780 $11.347 $12.577
   Accumulation Unit Value Ending....................................... $10.780 $11.347 $12.577 $13.609
   Number of Units Outstanding at End of Year...........................   7,487  15,204  13,926  11,547
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.917 $10.245 $11.379
   Accumulation Unit Value Ending....................................... $ 9.917 $10.245 $11.379 $11.442
   Number of Units Outstanding at End of Year...........................   4,325  16,617  23,687  23,385
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.753 $10.851 $11.913
   Accumulation Unit Value Ending....................................... $10.753 $10.851 $11.913 $12.177
   Number of Units Outstanding at End of Year...........................  18,550  33,933  34,252  29,763
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.144 $11.669 $13.831
   Accumulation Unit Value Ending....................................... $11.144 $11.669 $13.831 $14.634
   Number of Units Outstanding at End of Year...........................   4,475   5,600   9,205   9,903
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.699 $11.817
   Accumulation Unit Value Ending.......................................      -- $11.699 $11.817 $12.323
   Number of Units Outstanding at End of Year...........................      --  12,836  22,088  21,162
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.359 $12.743 $14.709
   Accumulation Unit Value Ending....................................... $11.359 $12.743 $14.709 $15.345
   Number of Units Outstanding at End of Year...........................  14,763  23,017  29,712  30,070

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.292 $ 12.185 $13.742
   Accumulation Unit Value Ending..................................... $11.292 $12.185 $ 13.742 $13.326
   Number of Units Outstanding at End of Year.........................  16,824  38,099   53,251  52,122
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.353 $ 10.707 $10.761
   Accumulation Unit Value Ending..................................... $10.353 $10.707 $ 10.761 $10.967
   Number of Units Outstanding at End of Year.........................   9,061  34,317   51,188  48,356
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.931 $ 10.038 $10.329
   Accumulation Unit Value Ending..................................... $ 9.931 $10.038 $ 10.329 $10.653
   Number of Units Outstanding at End of Year.........................  15,877  26,647   31,447  20,612
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.567 $ 10.610 $10.509
   Accumulation Unit Value Ending..................................... $10.567 $10.610 $ 10.509 $11.439
   Number of Units Outstanding at End of Year.........................  18,991  34,286   51,726  47,504
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.254 $ 10.332 $10.554
   Accumulation Unit Value Ending..................................... $10.254 $10.332 $ 10.554 $11.288
   Number of Units Outstanding at End of Year.........................  29,314  64,239  101,181  84,207
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.783 $ 10.896 $11.874
   Accumulation Unit Value Ending..................................... $10.783 $10.896 $ 11.874 $11.159
   Number of Units Outstanding at End of Year.........................   2,849   3,177    5,784   3,124
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.198 $ 10.515 $11.518
   Accumulation Unit Value Ending..................................... $11.198 $10.515 $ 11.518 $12.043
   Number of Units Outstanding at End of Year.........................   1,870  19,288   15,921  13,662
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.570 $ 11.821 $12.950
   Accumulation Unit Value Ending..................................... $10.570 $11.821 $ 12.950 $15.632
   Number of Units Outstanding at End of Year.........................       0     311    4,899   6,302
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.461 $ 10.869 $11.687
   Accumulation Unit Value Ending..................................... $10.461 $10.869 $ 11.687 $12.929
   Number of Units Outstanding at End of Year.........................   3,953  50,707   76,862  72,925
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.075 $ 11.296 $13.182
   Accumulation Unit Value Ending..................................... $11.075 $11.296 $ 13.182 $13.356
   Number of Units Outstanding at End of Year.........................  34,858  65,614   88,872  88,547
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.890 $  9.747 $10.416
   Accumulation Unit Value Ending..................................... $ 9.890 $ 9.747 $ 10.416 $10.659
   Number of Units Outstanding at End of Year.........................      92     941    1,477   1,525
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.072 $ 15.673 $21.503
   Accumulation Unit Value Ending..................................... $12.072 $15.673 $ 21.503 $29.100
   Number of Units Outstanding at End of Year.........................   1,949   4,907   17,362  18,313
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.421 $ 18.529 $22.687
   Accumulation Unit Value Ending..................................... $12.421 $18.529 $ 22.687 $32.431
   Number of Units Outstanding at End of Year.........................   3,871  12,647    7,618   7,630
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.081 $ 12.110 $12.497
   Accumulation Unit Value Ending..................................... $11.081 $12.110 $ 12.497 $14.453
   Number of Units Outstanding at End of Year.........................   1,289   1,749    2,402   2,920
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.159 $ 10.319 $10.465
   Accumulation Unit Value Ending..................................... $10.159 $10.319 $ 10.465 $11.013
   Number of Units Outstanding at End of Year.........................   9,093  11,040   18,003  17,045
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.052 $ 11.927 $13.605
   Accumulation Unit Value Ending..................................... $11.052 $11.927 $ 13.605 $13.717
   Number of Units Outstanding at End of Year.........................  14,677  35,211   46,567  55,485
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.354 $ 11.760 $12.008
   Accumulation Unit Value Ending..................................... $10.354 $11.760 $ 12.008 $14.367
   Number of Units Outstanding at End of Year.........................   1,230  10,581   11,949   8,554
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.817 $ 14.718 $19.929
   Accumulation Unit Value Ending..................................... $12.817 $14.718 $ 19.929 $16.213
   Number of Units Outstanding at End of Year.........................  38,247  53,066   42,908  32,802

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.489
   Number of Units Outstanding at End of Year..................... --  --  --      219
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.728
   Number of Units Outstanding at End of Year..................... --  --  --   19,221



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
           with EEDB 71-79 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.65



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.705 $11.090 $12.306
   Accumulation Unit Value Ending............................. $10.705 $11.090 $12.306 $12.255
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.265 $10.951 $11.412
   Accumulation Unit Value Ending............................. $10.265 $10.951 $11.412 $12.526
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.770
   Accumulation Unit Value Ending.............................      --      -- $10.770 $11.415
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.948 $11.539 $12.583
   Accumulation Unit Value Ending............................. $10.948 $11.539 $12.583 $13.509
   Number of Units Outstanding at End of Year.................       0   1,673   1,625       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.065 $11.048 $11.388
   Accumulation Unit Value Ending............................. $10.065 $11.048 $11.388 $13.384
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.181 $11.420 $13.348
   Accumulation Unit Value Ending............................. $10.181 $11.420 $13.348 $17.466
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.589 $11.396 $12.304
   Accumulation Unit Value Ending............................. $10.589 $11.396 $12.304 $15.868
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.179 $10.379 $10.926
   Accumulation Unit Value Ending............................. $10.179 $10.379 $10.926 $12.363
   Number of Units Outstanding at End of Year.................     413     719     288     256
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.347 $13.005 $14.239
   Accumulation Unit Value Ending............................. $11.347 $13.005 $14.239 $16.409
   Number of Units Outstanding at End of Year.................   1,036     982   2,052   5,684
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.800 $11.203 $13.201
   Accumulation Unit Value Ending............................. $10.800 $11.203 $13.201 $13.134
   Number of Units Outstanding at End of Year.................       0   3,528   3,115   3,120
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.772 $10.130 $10.608
   Accumulation Unit Value Ending............................. $ 9.772 $10.130 $10.608 $13.199
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.629 $10.919 $12.385
   Accumulation Unit Value Ending............................. $10.629 $10.919 $12.385 $12.797
   Number of Units Outstanding at End of Year.................       0   5,180   2,743   2,714
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.178 $10.189 $10.426
   Accumulation Unit Value Ending............................. $10.178 $10.189 $10.426 $10.661
   Number of Units Outstanding at End of Year.................       0   3,154   3,242   7,173
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.928 $10.026 $10.306
   Accumulation Unit Value Ending............................. $ 9.928 $10.026 $10.306 $10.627
   Number of Units Outstanding at End of Year.................   6,756  17,889  18,959  18,613
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.891 $12.711 $14.709
   Accumulation Unit Value Ending............................. $10.891 $12.711 $14.709 $16.914
   Number of Units Outstanding at End of Year.................     499     473       0       0

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.586 $11.198 $12.148
   Accumulation Unit Value Ending....................................... $10.586 $11.198 $12.148 $13.162
   Number of Units Outstanding at End of Year...........................       0     284     259     240
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.275 $11.769 $13.652
   Accumulation Unit Value Ending....................................... $11.275 $11.769 $13.652 $15.861
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.448 $12.661 $13.574
   Accumulation Unit Value Ending....................................... $11.448 $12.661 $13.574 $18.221
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.261 $12.171 $13.760
   Accumulation Unit Value Ending....................................... $11.261 $12.171 $13.760 $14.488
   Number of Units Outstanding at End of Year...........................   4,467   7,195   7,069   3,814
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.297 $12.311 $13.399
   Accumulation Unit Value Ending....................................... $11.297 $12.311 $13.399 $13.970
   Number of Units Outstanding at End of Year...........................       0   1,568   1,526   1,452
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.944 $13.104
   Accumulation Unit Value Ending.......................................      -- $10.944 $13.104 $12.087
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.286 $10.482      --
   Accumulation Unit Value Ending....................................... $10.286 $10.482 $12.141      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.831 $11.019 $11.947
   Accumulation Unit Value Ending....................................... $10.831 $11.019 $11.947 $11.698
   Number of Units Outstanding at End of Year...........................   7,273  12,655  11,088   6,042
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.383 $10.807      --
   Accumulation Unit Value Ending....................................... $10.383 $10.807 $12.504      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.612 $10.641 $11.500
   Accumulation Unit Value Ending....................................... $10.612 $10.641 $11.500 $11.472
   Number of Units Outstanding at End of Year...........................       0   2,966   2,800   2,786
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.433 $10.684 $11.264
   Accumulation Unit Value Ending....................................... $10.433 $10.684 $11.264 $12.286
   Number of Units Outstanding at End of Year...........................       0     799     912     908
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.770 $11.325 $12.540
   Accumulation Unit Value Ending....................................... $10.770 $11.325 $12.540 $13.555
   Number of Units Outstanding at End of Year...........................       0   1,516   1,729   1,721
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.908 $10.225 $11.345
   Accumulation Unit Value Ending....................................... $ 9.908 $10.225 $11.345 $11.397
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.743 $10.830 $11.878
   Accumulation Unit Value Ending....................................... $10.743 $10.830 $11.878 $12.128
   Number of Units Outstanding at End of Year...........................       0   1,086   1,170   1,162
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.134 $11.647 $13.790
   Accumulation Unit Value Ending....................................... $11.134 $11.647 $13.790 $14.576
   Number of Units Outstanding at End of Year...........................       0     734     838     834
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................       - $10.000 $11.691 $11.797
   Accumulation Unit Value Ending.......................................       - $11.691 $11.797 $12.289
   Number of Units Outstanding at End of Year...........................       -       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.348 $12.718 $14.666
   Accumulation Unit Value Ending....................................... $11.348 $12.718 $14.666 $15.284
   Number of Units Outstanding at End of Year...........................       0     417     406     393
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.282 $12.162 $13.701
   Accumulation Unit Value Ending....................................... $11.282 $12.162 $13.701 $13.273
   Number of Units Outstanding at End of Year...........................     322     742     434     453

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.343 $10.686 $10.730
   Accumulation Unit Value Ending..................................... $10.343 $10.686 $10.730 $10.924
   Number of Units Outstanding at End of Year.........................   1,124   4,873   3,016   2,941
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.922 $10.019 $10.298
   Accumulation Unit Value Ending..................................... $ 9.922 $10.019 $10.298 $10.611
   Number of Units Outstanding at End of Year.........................       0   1,269     883     865
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.557 $10.589 $10.478
   Accumulation Unit Value Ending..................................... $10.557 $10.589 $10.478 $11.393
   Number of Units Outstanding at End of Year.........................   3,398   5,143   3,657   7,110
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.245 $10.312 $10.522
   Accumulation Unit Value Ending..................................... $10.245 $10.312 $10.522 $11.244
   Number of Units Outstanding at End of Year.........................     409   5,393   5,018   8,475
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.776 $10.877 $11.842
   Accumulation Unit Value Ending..................................... $10.776 $10.877 $11.842 $11.117
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.187 $10.494 $11.484
   Accumulation Unit Value Ending..................................... $11.187 $10.494 $11.484 $11.995
   Number of Units Outstanding at End of Year.........................     487     462       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.560 $11.798 $12.912
   Accumulation Unit Value Ending..................................... $10.560 $11.798 $12.912 $15.570
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.451 $10.848 $11.653
   Accumulation Unit Value Ending..................................... $10.451 $10.848 $11.653 $12.878
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.065 $11.274 $13.143
   Accumulation Unit Value Ending..................................... $11.065 $11.274 $13.143 $13.303
   Number of Units Outstanding at End of Year.........................   4,546   6,445   6,281   6,360
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.881 $ 9.728 $10.386
   Accumulation Unit Value Ending..................................... $ 9.881 $ 9.728 $10.386 $10.617
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.061 $15.642 $21.439
   Accumulation Unit Value Ending..................................... $12.061 $15.642 $21.439 $28.985
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.409 $18.493 $22.621
   Accumulation Unit Value Ending..................................... $12.409 $18.493 $22.621 $32.302
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.071 $12.086 $12.460
   Accumulation Unit Value Ending..................................... $11.071 $12.086 $12.460 $14.395
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.150 $10.299 $10.434
   Accumulation Unit Value Ending..................................... $10.150 $10.299 $10.434 $10.970
   Number of Units Outstanding at End of Year.........................     854   1,140     301   4,197
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.042 $11.904 $13.564
   Accumulation Unit Value Ending..................................... $11.042 $11.904 $13.564 $13.662
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.345 $11.737 $11.972
   Accumulation Unit Value Ending..................................... $10.345 $11.737 $11.972 $14.310
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.805 $14.690 $19.870
   Accumulation Unit Value Ending..................................... $12.805 $14.690 $19.870 $16.149
   Number of Units Outstanding at End of Year.........................   8,300  11,022   9,270   4,718

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.482
   Number of Units Outstanding at End of Year..................... --  --  --        0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.722
   Number of Units Outstanding at End of Year..................... --  --  --        0



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.7



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.701 $11.079 $12.288
   Accumulation Unit Value Ending............................. $10.701 $11.079 $12.288 $12.230
   Number of Units Outstanding at End of Year.................  23,469  23,974  14,556  15,042
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.260 $10.940 $11.395
   Accumulation Unit Value Ending............................. $10.260 $10.940 $11.395 $12.501
   Number of Units Outstanding at End of Year.................     527   2,311   5,077   4,934
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.767
   Accumulation Unit Value Ending.............................      --      -- $10.767 $11.405
   Number of Units Outstanding at End of Year.................      --      --   2,840   1,721
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.943 $11.528 $12.564
   Accumulation Unit Value Ending............................. $10.943 $11.528 $12.564 $13.482
   Number of Units Outstanding at End of Year.................   5,303  16,495  16,850  15,594
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.061 $11.038 $11.371
   Accumulation Unit Value Ending............................. $10.061 $11.038 $11.371 $13.357
   Number of Units Outstanding at End of Year.................     101     249     328     424
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.177 $11.409 $13.328
   Accumulation Unit Value Ending............................. $10.177 $11.409 $13.328 $17.432
   Number of Units Outstanding at End of Year.................       0       0     507     624
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.584 $11.385 $12.286
   Accumulation Unit Value Ending............................. $10.584 $11.385 $12.286 $15.837
   Number of Units Outstanding at End of Year.................   2,142  10,090  10,435   8,540
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.174 $10.369 $10.910
   Accumulation Unit Value Ending............................. $10.174 $10.369 $10.910 $12.338
   Number of Units Outstanding at End of Year.................       0   3,094   3,248   3,122
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.342 $12.993 $14.218
   Accumulation Unit Value Ending............................. $11.342 $12.993 $14.218 $16.377
   Number of Units Outstanding at End of Year.................   5,238  15,699  15,968  15,223
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.795 $11.192 $13.182
   Accumulation Unit Value Ending............................. $10.795 $11.192 $13.182 $13.108
   Number of Units Outstanding at End of Year.................  27,292  32,085  22,922  22,754
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.768 $10.120 $10.592
   Accumulation Unit Value Ending............................. $ 9.768 $10.120 $10.592 $13.173
   Number of Units Outstanding at End of Year.................   1,488   1,379   1,425   1,183
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.624 $10.908 $12.366
   Accumulation Unit Value Ending............................. $10.624 $10.908 $12.366 $12.772
   Number of Units Outstanding at End of Year.................   8,387  32,026  33,411  33,537
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.173 $10.180 $10.410
   Accumulation Unit Value Ending............................. $10.173 $10.180 $10.410 $10.639
   Number of Units Outstanding at End of Year.................  20,705  25,284  18,592  17,276
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.924 $10.016 $10.291
   Accumulation Unit Value Ending............................. $ 9.924 $10.016 $10.291 $10.606
   Number of Units Outstanding at End of Year.................  26,498  25,659  23,204  22,503
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.886 $12.698 $14.687
   Accumulation Unit Value Ending............................. $10.886 $12.698 $14.687 $16.880
   Number of Units Outstanding at End of Year.................       0   1,411   4,357   3,215

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.581 $11.187 $12.130
   Accumulation Unit Value Ending....................................... $10.581 $11.187 $12.130 $13.136
   Number of Units Outstanding at End of Year...........................     122   5,924   5,949   5,806
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.270 $11.758 $13.632
   Accumulation Unit Value Ending....................................... $11.270 $11.758 $13.632 $15.829
   Number of Units Outstanding at End of Year...........................       0     110       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.443 $12.649 $13.554
   Accumulation Unit Value Ending....................................... $11.443 $12.649 $13.554 $18.185
   Number of Units Outstanding at End of Year...........................   8,469   8,440   5,285   4,166
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.256 $12.159 $13.740
   Accumulation Unit Value Ending....................................... $11.256 $12.159 $13.740 $14.459
   Number of Units Outstanding at End of Year...........................   3,099  13,532  13,930  13,978
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.292 $12.299 $13.379
   Accumulation Unit Value Ending....................................... $11.292 $12.299 $13.379 $13.943
   Number of Units Outstanding at End of Year...........................       0     415     402     411
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.940 $13.093
   Accumulation Unit Value Ending.......................................      -- $10.940 $13.093 $12.071
   Number of Units Outstanding at End of Year...........................      --       0     347     108
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.281 $10.472      --
   Accumulation Unit Value Ending....................................... $10.281 $10.472 $12.123      --
   Number of Units Outstanding at End of Year...........................     145   4,277   4,275      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.826 $11.008 $11.929
   Accumulation Unit Value Ending....................................... $10.826 $11.008 $11.929 $11.675
   Number of Units Outstanding at End of Year...........................   4,931   5,994   6,928   6,308
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.378 $10.797      --
   Accumulation Unit Value Ending....................................... $10.378 $10.797 $12.485      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.608 $10.631 $11.483
   Accumulation Unit Value Ending....................................... $10.608 $10.631 $11.483 $11.449
   Number of Units Outstanding at End of Year...........................      16      60      94      70
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.428 $10.673 $11.248
   Accumulation Unit Value Ending....................................... $10.428 $10.673 $11.248 $12.262
   Number of Units Outstanding at End of Year...........................       0       0   1,405   1,398
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.765 $11.314 $12.521
   Accumulation Unit Value Ending....................................... $10.765 $11.314 $12.521 $13.528
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.903 $10.215 $11.329
   Accumulation Unit Value Ending....................................... $ 9.903 $10.215 $11.329 $11.374
   Number of Units Outstanding at End of Year...........................     448     545     724     760
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.739 $10.820 $11.861
   Accumulation Unit Value Ending....................................... $10.739 $10.820 $11.861 $12.104
   Number of Units Outstanding at End of Year...........................     275     530     527     528
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.128 $11.635 $13.770
   Accumulation Unit Value Ending....................................... $11.128 $11.635 $13.770 $14.547
   Number of Units Outstanding at End of Year...........................       0       0     661     661
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.687 $11.787
   Accumulation Unit Value Ending.......................................      -- $11.687 $11.787 $12.272
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.343 $12.706 $14.644
   Accumulation Unit Value Ending....................................... $11.343 $12.706 $14.644 $15.254
   Number of Units Outstanding at End of Year...........................       0   3,266   2,777   2,087
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.277 $12.150 $13.681
   Accumulation Unit Value Ending....................................... $11.277 $12.150 $13.681 $13.246
   Number of Units Outstanding at End of Year...........................  10,544  15,083  12,016  11,999

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.339 $10.676 $10.714
   Accumulation Unit Value Ending..................................... $10.339 $10.676 $10.714 $10.902
   Number of Units Outstanding at End of Year.........................       0     991   1,087   1,082
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.918 $10.009 $10.283
   Accumulation Unit Value Ending..................................... $ 9.918 $10.009 $10.283 $10.590
   Number of Units Outstanding at End of Year.........................     733   3,410   5,897   5,990
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.552 $10.579 $10.462
   Accumulation Unit Value Ending..................................... $10.552 $10.579 $10.462 $11.371
   Number of Units Outstanding at End of Year.........................      55   1,088   1,234   1,187
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.240 $10.302 $10.507
   Accumulation Unit Value Ending..................................... $10.240 $10.302 $10.507 $11.221
   Number of Units Outstanding at End of Year.........................   2,138  15,431  17,338  15,482
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.772 $10.868 $11.826
   Accumulation Unit Value Ending..................................... $10.772 $10.868 $11.826 $11.096
   Number of Units Outstanding at End of Year.........................   1,218   3,095   3,236   3,703
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.182 $10.484 $11.467
   Accumulation Unit Value Ending..................................... $11.182 $10.484 $11.467 $11.971
   Number of Units Outstanding at End of Year.........................      95     212     324       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.555 $11.787 $12.893
   Accumulation Unit Value Ending..................................... $10.555 $11.787 $12.893 $15.539
   Number of Units Outstanding at End of Year.........................       0  11,664  11,663  11,661
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.446 $10.837 $11.636
   Accumulation Unit Value Ending..................................... $10.446 $10.837 $11.636 $12.852
   Number of Units Outstanding at End of Year.........................       0      21   3,369   2,677
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.060 $11.263 $13.123
   Accumulation Unit Value Ending..................................... $11.060 $11.263 $13.123 $13.276
   Number of Units Outstanding at End of Year.........................       0   9,808  11,457  11,443
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.876 $ 9.719 $10.370
   Accumulation Unit Value Ending..................................... $ 9.876 $ 9.719 $10.370 $10.595
   Number of Units Outstanding at End of Year.........................       0       0   1,509   1,506
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.055 $15.627 $21.408
   Accumulation Unit Value Ending..................................... $12.055 $15.627 $21.408 $28.927
   Number of Units Outstanding at End of Year.........................     375     462     788     788
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.403 $18.475 $22.587
   Accumulation Unit Value Ending..................................... $12.403 $18.475 $22.587 $32.238
   Number of Units Outstanding at End of Year.........................       0     175     170     133
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.066 $12.075 $12.441
   Accumulation Unit Value Ending..................................... $11.066 $12.075 $12.441 $14.367
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.145 $10.289 $10.419
   Accumulation Unit Value Ending..................................... $10.145 $10.289 $10.419 $10.948
   Number of Units Outstanding at End of Year.........................   3,277   7,972   8,509   8,280
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.037 $11.892 $13.544
   Accumulation Unit Value Ending..................................... $11.037 $11.892 $13.544 $13.635
   Number of Units Outstanding at End of Year.........................      94   1,007   2,680   2,368
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.340 $11.726 $11.954
   Accumulation Unit Value Ending..................................... $10.340 $11.726 $11.954 $14.281
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.799 $14.675 $19.841
   Accumulation Unit Value Ending..................................... $12.799 $14.675 $19.841 $16.117
   Number of Units Outstanding at End of Year.........................   5,273  12,865  11,221  12,760

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.479
   Number of Units Outstanding at End of Year..................... --  --  --    5,426
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.718
   Number of Units Outstanding at End of Year..................... --  --  --        0



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
  with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.75



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.696 $11.068 $12.270
   Accumulation Unit Value Ending............................. $10.696 $11.068 $12.270 $12.206
   Number of Units Outstanding at End of Year.................   7,112  10,891  11,006   8,453
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.255 $10.930 $11.378
   Accumulation Unit Value Ending............................. $10.255 $10.930 $11.378 $12.477
   Number of Units Outstanding at End of Year.................   2,366   2,867   3,561   1,778
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.763
   Accumulation Unit Value Ending.............................      --      -- $10.763 $11.395
   Number of Units Outstanding at End of Year.................      --      --   6,887   6,782
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.938 $11.516 $12.545
   Accumulation Unit Value Ending............................. $10.938 $11.516 $12.545 $13.455
   Number of Units Outstanding at End of Year.................   8,499  13,413  13,948  14,698
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.056 $11.027 $11.354
   Accumulation Unit Value Ending............................. $10.056 $11.027 $11.354 $13.331
   Number of Units Outstanding at End of Year.................   4,479   6,650   5,034   4,512
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.172 $11.398 $13.309
   Accumulation Unit Value Ending............................. $10.172 $11.398 $13.309 $17.397
   Number of Units Outstanding at End of Year.................   1,061   1,201   7,621  14,266
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.579 $11.374 $12.268
   Accumulation Unit Value Ending............................. $10.579 $11.374 $12.268 $15.805
   Number of Units Outstanding at End of Year.................   7,263  11,070  10,619   7,015
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.170 $10.359 $10.894
   Accumulation Unit Value Ending............................. $10.170 $10.359 $10.894 $12.314
   Number of Units Outstanding at End of Year.................   1,999   2,642   1,979  14,576
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.337 $12.980 $14.197
   Accumulation Unit Value Ending............................. $11.337 $12.980 $14.197 $16.344
   Number of Units Outstanding at End of Year.................  16,346  26,954  29,471  28,128
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.790 $11.181 $13.162
   Accumulation Unit Value Ending............................. $10.790 $11.181 $13.162 $13.082
   Number of Units Outstanding at End of Year.................   9,412  24,315  26,511  25,360
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.763 $10.111 $10.576
   Accumulation Unit Value Ending............................. $ 9.763 $10.111 $10.576 $13.147
   Number of Units Outstanding at End of Year.................   6,828  11,467  13,328  11,803
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.619 $10.898 $12.348
   Accumulation Unit Value Ending............................. $10.619 $10.898 $12.348 $12.746
   Number of Units Outstanding at End of Year.................   6,642  31,767  37,096  32,216
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.168 $10.170 $10.395
   Accumulation Unit Value Ending............................. $10.168 $10.170 $10.395 $10.618
   Number of Units Outstanding at End of Year.................   5,838  17,730  18,619  17,577
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.919 $10.006 $10.276
   Accumulation Unit Value Ending............................. $ 9.919 $10.006 $10.276 $10.585
   Number of Units Outstanding at End of Year.................   8,947  26,111  46,146  35,722
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.881 $12.686 $14.665
   Accumulation Unit Value Ending............................. $10.881 $12.686 $14.665 $16.847
   Number of Units Outstanding at End of Year.................   5,405  15,443  18,666  21,837

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.576 $11.176 $12.112
   Accumulation Unit Value Ending....................................... $10.576 $11.176 $12.112 $13.110
   Number of Units Outstanding at End of Year...........................   1,847   8,790   8,083  17,819
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.265 $11.747 $13.612
   Accumulation Unit Value Ending....................................... $11.265 $11.747 $13.612 $15.798
   Number of Units Outstanding at End of Year...........................     966   3,764   3,723   3,505
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.438 $12.636 $13.534
   Accumulation Unit Value Ending....................................... $11.438 $12.636 $13.534 $18.148
   Number of Units Outstanding at End of Year...........................     391   3,451   4,951  10,801
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.251 $12.148 $13.720
   Accumulation Unit Value Ending....................................... $11.251 $12.148 $13.720 $14.430
   Number of Units Outstanding at End of Year...........................   4,526  14,237  17,755  16,855
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.287 $12.287 $13.359
   Accumulation Unit Value Ending....................................... $11.287 $12.287 $13.359 $13.915
   Number of Units Outstanding at End of Year...........................   1,254   1,751   1,923   1,263
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.936 $13.082
   Accumulation Unit Value Ending.......................................      -- $10.936 $13.082 $12.054
   Number of Units Outstanding at End of Year...........................      --   1,432   2,200   2,632
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.277 $10.462      --
   Accumulation Unit Value Ending....................................... $10.277 $10.462 $12.105      --
   Number of Units Outstanding at End of Year...........................     279     567   1,160      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.821 $10.998 $11.912
   Accumulation Unit Value Ending....................................... $10.821 $10.998 $11.912 $11.652
   Number of Units Outstanding at End of Year...........................  21,082  27,131  27,881  10,887
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.373 $10.786      --
   Accumulation Unit Value Ending....................................... $10.373 $10.786 $12.467      --
   Number of Units Outstanding at End of Year...........................   1,793   1,767   1,618      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.603 $10.620 $11.466
   Accumulation Unit Value Ending....................................... $10.603 $10.620 $11.466 $11.426
   Number of Units Outstanding at End of Year...........................   5,313   6,882   6,829   6,972
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.423 $10.663 $11.231
   Accumulation Unit Value Ending....................................... $10.423 $10.663 $11.231 $12.237
   Number of Units Outstanding at End of Year...........................     752  16,397  17,096  14,353
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.760 $11.303 $12.503
   Accumulation Unit Value Ending....................................... $10.760 $11.303 $12.503 $13.501
   Number of Units Outstanding at End of Year...........................       3     762     849     488
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.899 $10.205 $11.312
   Accumulation Unit Value Ending....................................... $ 9.899 $10.205 $11.312 $11.351
   Number of Units Outstanding at End of Year...........................   1,975   5,766   5,979   6,542
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.734 $10.809 $11.843
   Accumulation Unit Value Ending....................................... $10.734 $10.809 $11.843 $12.080
   Number of Units Outstanding at End of Year...........................   6,630  18,067  18,581  14,928
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.123 $11.624 $13.749
   Accumulation Unit Value Ending....................................... $11.123 $11.624 $13.749 $14.518
   Number of Units Outstanding at End of Year...........................   1,252   3,427   4,962   3,945
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.683 $11.777
   Accumulation Unit Value Ending.......................................      -- $11.683 $11.777 $12.256
   Number of Units Outstanding at End of Year...........................      --   1,007   1,933   1,933
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.338 $12.693 $14.623
   Accumulation Unit Value Ending....................................... $11.338 $12.693 $14.623 $15.223
   Number of Units Outstanding at End of Year...........................   5,827  16,246  15,106  13,587
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.271 $12.138 $13.661
   Accumulation Unit Value Ending....................................... $11.271 $12.138 $13.661 $13.220
   Number of Units Outstanding at End of Year...........................   2,933  11,461  12,743  15,692

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.334 $10.665 $10.698
   Accumulation Unit Value Ending..................................... $10.334 $10.665 $10.698 $10.880
   Number of Units Outstanding at End of Year.........................   1,649   9,165   9,341   8,100
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.913 $ 9.999 $10.268
   Accumulation Unit Value Ending..................................... $ 9.913 $ 9.999 $10.268 $10.569
   Number of Units Outstanding at End of Year.........................   7,507  14,091  47,729  36,491
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.547 $10.569 $10.447
   Accumulation Unit Value Ending..................................... $10.547 $10.569 $10.447 $11.348
   Number of Units Outstanding at End of Year.........................  24,985  44,824  44,115  41,283
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.235 $10.292 $10.491
   Accumulation Unit Value Ending..................................... $10.235 $10.292 $10.491 $11.199
   Number of Units Outstanding at End of Year.........................  19,432  39,729  44,592  46,384
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.768 $10.859 $11.810
   Accumulation Unit Value Ending..................................... $10.768 $10.859 $11.810 $11.076
   Number of Units Outstanding at End of Year.........................     623     486   1,047   1,115
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.177 $10.474 $11.450
   Accumulation Unit Value Ending..................................... $11.177 $10.474 $11.450 $11.948
   Number of Units Outstanding at End of Year.........................   5,029  12,631   9,914   6,304
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.550 $11.775 $12.874
   Accumulation Unit Value Ending..................................... $10.550 $11.775 $12.874 $15.508
   Number of Units Outstanding at End of Year.........................     977   1,160      53      36
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.441 $10.827 $11.618
   Accumulation Unit Value Ending..................................... $10.441 $10.827 $11.618 $12.826
   Number of Units Outstanding at End of Year.........................   3,482  19,342  24,978  30,607
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.055 $11.252 $13.104
   Accumulation Unit Value Ending..................................... $11.055 $11.252 $13.104 $13.250
   Number of Units Outstanding at End of Year.........................  10,111  34,490  34,376  32,505
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.872 $ 9.709 $10.355
   Accumulation Unit Value Ending..................................... $ 9.872 $ 9.709 $10.355 $10.574
   Number of Units Outstanding at End of Year.........................     473   1,111   1,200   1,948
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.050 $15.612 $21.376
   Accumulation Unit Value Ending..................................... $12.050 $15.612 $21.376 $28.870
   Number of Units Outstanding at End of Year.........................     514   1,205   3,116   1,877
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.398 $18.457 $22.554
   Accumulation Unit Value Ending..................................... $12.398 $18.457 $22.554 $32.174
   Number of Units Outstanding at End of Year.........................   1,242   3,166   1,962   3,637
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.060 $12.063 $12.423
   Accumulation Unit Value Ending..................................... $11.060 $12.063 $12.423 $14.338
   Number of Units Outstanding at End of Year.........................   5,158   5,401   5,478   1,115
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.140 $10.279 $10.403
   Accumulation Unit Value Ending..................................... $10.140 $10.279 $10.403 $10.926
   Number of Units Outstanding at End of Year.........................   5,308   6,612   8,806   8,886
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.032 $11.881 $13.524
   Accumulation Unit Value Ending..................................... $11.032 $11.881 $13.524 $13.608
   Number of Units Outstanding at End of Year.........................  19,945  33,271  40,944  22,621
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.335 $11.715 $11.937
   Accumulation Unit Value Ending..................................... $10.335 $11.715 $11.937 $14.253
   Number of Units Outstanding at End of Year.........................  16,466  17,631  17,595     645
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.794 $14.661 $19.812
   Accumulation Unit Value Ending..................................... $12.794 $14.661 $19.812 $16.085
   Number of Units Outstanding at End of Year.........................   3,123  17,301  17,485  16,535

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.476
   Number of Units Outstanding at End of Year..................... --  --  --      746
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.715
   Number of Units Outstanding at End of Year..................... --  --  --    1,850



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.



(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.8



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.691 $11.057 $12.252
   Accumulation Unit Value Ending............................. $10.691 $11.057 $12.252 $12.182
   Number of Units Outstanding at End of Year.................   2,941   3,494   3,214   3,109
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.251 $10.919 $11.361
   Accumulation Unit Value Ending............................. $10.251 $10.919 $11.361 $12.452
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.759
   Accumulation Unit Value Ending.............................      --      -- $10.759 $11.385
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.933 $11.505 $12.527
   Accumulation Unit Value Ending............................. $10.933 $11.505 $12.527 $13.428
   Number of Units Outstanding at End of Year.................       0   5,375   7,260   7,032
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.051 $11.016 $11.337
   Accumulation Unit Value Ending............................. $10.051 $11.016 $11.337 $13.304
   Number of Units Outstanding at End of Year.................       0     546     582     511
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.167 $11.387 $13.289
   Accumulation Unit Value Ending............................. $10.167 $11.387 $13.289 $17.362
   Number of Units Outstanding at End of Year.................     489     457     251     210
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.574 $11.363 $12.250
   Accumulation Unit Value Ending............................. $10.574 $11.363 $12.250 $15.774
   Number of Units Outstanding at End of Year.................     480   2,158   1,917   1,484
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.165 $10.349 $10.878
   Accumulation Unit Value Ending............................. $10.165 $10.349 $10.878 $12.289
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.332 $12.968 $14.176
   Accumulation Unit Value Ending............................. $11.332 $12.968 $14.176 $16.312
   Number of Units Outstanding at End of Year.................       0   4,671   8,263   7,188
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.785 $11.170 $13.143
   Accumulation Unit Value Ending............................. $10.785 $11.170 $13.143 $13.056
   Number of Units Outstanding at End of Year.................       0     160     154     157
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.759 $10.101 $10.561
   Accumulation Unit Value Ending............................. $ 9.759 $10.101 $10.561 $13.121
   Number of Units Outstanding at End of Year.................       0     130     129     129
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.614 $10.887 $12.330
   Accumulation Unit Value Ending............................. $10.614 $10.887 $12.330 $12.721
   Number of Units Outstanding at End of Year.................       0   4,618   7,027   6,963
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.163 $10.160 $10.380
   Accumulation Unit Value Ending............................. $10.163 $10.160 $10.380 $10.597
   Number of Units Outstanding at End of Year.................       0   2,708   3,061   2,975
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.915 $ 9.997 $10.261
   Accumulation Unit Value Ending............................. $ 9.915 $ 9.997 $10.261 $10.564
   Number of Units Outstanding at End of Year.................       0   7,896   8,120   7,070
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.876 $12.674 $14.643
   Accumulation Unit Value Ending............................. $10.876 $12.674 $14.643 $16.813
   Number of Units Outstanding at End of Year.................       0      37      37      37

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.571 $11.165 $12.094
   Accumulation Unit Value Ending....................................... $10.571 $11.165 $12.094 $13.084
   Number of Units Outstanding at End of Year...........................       0   1,752   3,160   3,133
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.259 $11.735 $13.592
   Accumulation Unit Value Ending....................................... $11.259 $11.735 $13.592 $15.766
   Number of Units Outstanding at End of Year...........................       0       0     137     136
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.432 $12.624 $13.514
   Accumulation Unit Value Ending....................................... $11.432 $12.624 $13.514 $18.112
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.245 $12.136 $13.700
   Accumulation Unit Value Ending....................................... $11.245 $12.136 $13.700 $14.402
   Number of Units Outstanding at End of Year...........................       0   5,083   6,900   6,759
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.281 $12.275 $13.340
   Accumulation Unit Value Ending....................................... $11.281 $12.275 $13.340 $13.887
   Number of Units Outstanding at End of Year...........................     440     426     252     261
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.933 $13.071
   Accumulation Unit Value Ending.......................................      -- $10.933 $13.071 $12.038
   Number of Units Outstanding at End of Year...........................      --       0     146     145
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.272 $10.452      --
   Accumulation Unit Value Ending....................................... $10.272 $10.452 $12.087      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.816 $10.987 $11.894
   Accumulation Unit Value Ending....................................... $10.816 $10.987 $11.894 $11.628
   Number of Units Outstanding at End of Year...........................   2,332   5,565   5,516   5,382
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.368 $10.776      --
   Accumulation Unit Value Ending....................................... $10.368 $10.776 $12.448      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.598 $10.610 $11.449
   Accumulation Unit Value Ending....................................... $10.598 $10.610 $11.449 $11.403
   Number of Units Outstanding at End of Year...........................       0     127     287     289
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.418 $10.653 $11.214
   Accumulation Unit Value Ending....................................... $10.418 $10.653 $11.214 $12.213
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.755 $11.292 $12.484
   Accumulation Unit Value Ending....................................... $10.755 $11.292 $12.484 $13.474
   Number of Units Outstanding at End of Year...........................   2,449   2,901   2,626   2,504
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.894 $10.195 $11.295
   Accumulation Unit Value Ending....................................... $ 9.894 $10.195 $11.295 $11.329
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.729 $10.799 $11.826
   Accumulation Unit Value Ending....................................... $10.729 $10.799 $11.826 $12.056
   Number of Units Outstanding at End of Year...........................   1,196   1,685   1,550   1,492
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.118 $11.613 $13.729
   Accumulation Unit Value Ending....................................... $11.118 $11.613 $13.729 $14.489
   Number of Units Outstanding at End of Year...........................       0     180     180      33
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.679 $11.767
   Accumulation Unit Value Ending.......................................      -- $11.679 $11.767 $12.239
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.333 $12.681 $14.601
   Accumulation Unit Value Ending....................................... $11.333 $12.681 $14.601 $15.193
   Number of Units Outstanding at End of Year...........................   1,200   1,513   1,378   1,243
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.266 $12.127 $13.641
   Accumulation Unit Value Ending....................................... $11.266 $12.127 $13.641 $13.194
   Number of Units Outstanding at End of Year...........................     445     928     727     325

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.329 $10.655 $10.682
   Accumulation Unit Value Ending..................................... $10.329 $10.655 $10.682 $10.859
   Number of Units Outstanding at End of Year.........................       0   1,046   1,117       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.908 $ 9.989 $10.253
   Accumulation Unit Value Ending..................................... $ 9.908 $ 9.989 $10.253 $10.548
   Number of Units Outstanding at End of Year.........................       0     290     474     415
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.542 $10.558 $10.432
   Accumulation Unit Value Ending..................................... $10.542 $10.558 $10.432 $11.325
   Number of Units Outstanding at End of Year.........................       0     510     552     459
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.231 $10.282 $10.476
   Accumulation Unit Value Ending..................................... $10.231 $10.282 $10.476 $11.177
   Number of Units Outstanding at End of Year.........................   2,885   6,564   6,271   4,775
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.765 $10.850 $11.794
   Accumulation Unit Value Ending..................................... $10.765 $10.850 $11.794 $11.055
   Number of Units Outstanding at End of Year.........................     458   2,698   3,829   4,052
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.172 $10.464 $11.433
   Accumulation Unit Value Ending..................................... $11.172 $10.464 $11.433 $11.924
   Number of Units Outstanding at End of Year.........................     449     506     297     296
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.545 $11.764 $12.855
   Accumulation Unit Value Ending..................................... $10.545 $11.764 $12.855 $15.478
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.437 $10.816 $11.601
   Accumulation Unit Value Ending..................................... $10.437 $10.816 $11.601 $12.801
   Number of Units Outstanding at End of Year.........................       0     576     577     238
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.050 $11.241 $13.085
   Accumulation Unit Value Ending..................................... $11.050 $11.241 $13.085 $13.223
   Number of Units Outstanding at End of Year.........................       0     555     545     321
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.867 $ 9.700 $10.340
   Accumulation Unit Value Ending..................................... $ 9.867 $ 9.700 $10.340 $10.553
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.044 $15.597 $21.344
   Accumulation Unit Value Ending..................................... $12.044 $15.597 $21.344 $28.812
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.392 $18.439 $22.520
   Accumulation Unit Value Ending..................................... $12.392 $18.439 $22.520 $32.110
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.055 $12.051 $12.405
   Accumulation Unit Value Ending..................................... $11.055 $12.051 $12.405 $14.309
   Number of Units Outstanding at End of Year.........................     452     429     265     251
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.136 $10.269 $10.388
   Accumulation Unit Value Ending..................................... $10.136 $10.269 $10.388 $10.904
   Number of Units Outstanding at End of Year.........................       0   2,303   4,008   3,888
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.027 $11.869 $13.504
   Accumulation Unit Value Ending..................................... $11.027 $11.869 $13.504 $13.581
   Number of Units Outstanding at End of Year.........................     455     679     483     498
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.330 $11.703 $11.919
   Accumulation Unit Value Ending..................................... $10.330 $11.703 $11.919 $14.224
   Number of Units Outstanding at End of Year.........................       0      80      86      74
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.788 $14.647 $19.782
   Accumulation Unit Value Ending..................................... $12.788 $14.647 $19.782 $16.053
   Number of Units Outstanding at End of Year.........................       0   3,002   3,080   3,529

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.473
   Number of Units Outstanding at End of Year..................... --  --  --        0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.712
   Number of Units Outstanding at End of Year..................... --  --  --        0



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.85



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.686 $11.047 $12.234
   Accumulation Unit Value Ending............................. $10.686 $11.047 $12.234 $12.157
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.246 $10.909 $11.344
   Accumulation Unit Value Ending............................. $10.246 $10.909 $11.344 $12.427
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.756
   Accumulation Unit Value Ending.............................      --      -- $10.756 $11.376
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.928 $11.494 $12.508
   Accumulation Unit Value Ending............................. $10.928 $11.494 $12.508 $13.402
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.047 $11.006 $11.321
   Accumulation Unit Value Ending............................. $10.047 $11.006 $11.321 $13.278
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.163 $11.375 $13.269
   Accumulation Unit Value Ending............................. $10.163 $11.375 $13.269 $17.328
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.569 $11.352 $12.232
   Accumulation Unit Value Ending............................. $10.569 $11.352 $12.232 $15.742
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.160 $10.339 $10.862
   Accumulation Unit Value Ending............................. $10.160 $10.339 $10.862 $12.265
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.326 $12.955 $14.155
   Accumulation Unit Value Ending............................. $11.326 $12.955 $14.155 $16.279
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.780 $11.160 $13.123
   Accumulation Unit Value Ending............................. $10.780 $11.160 $13.123 $13.030
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.754 $10.091 $10.545
   Accumulation Unit Value Ending............................. $ 9.754 $10.091 $10.545 $13.095
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.609 $10.877 $12.312
   Accumulation Unit Value Ending............................. $10.609 $10.877 $12.312 $12.696
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.159 $10.150 $10.364
   Accumulation Unit Value Ending............................. $10.159 $10.150 $10.364 $10.576
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.910 $ 9.987 $10.245
   Accumulation Unit Value Ending............................. $ 9.910 $ 9.987 $10.245 $10.543
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.871 $12.661 $14.622
   Accumulation Unit Value Ending............................. $10.871 $12.661 $14.622 $16.780
   Number of Units Outstanding at End of Year.................       0       0       0       0

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.566 $11.154 $12.077
   Accumulation Unit Value Ending....................................... $10.566 $11.154 $12.077 $13.058
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.254 $11.724 $13.572
   Accumulation Unit Value Ending....................................... $11.254 $11.724 $13.572 $15.735
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.427 $12.612 $13.494
   Accumulation Unit Value Ending....................................... $11.427 $12.612 $13.494 $18.076
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.240 $12.124 $13.679
   Accumulation Unit Value Ending....................................... $11.240 $12.124 $13.679 $14.373
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.276 $12.263 $13.320
   Accumulation Unit Value Ending....................................... $11.276 $12.263 $13.320 $13.860
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.929 $13.060
   Accumulation Unit Value Ending.......................................      -- $10.929 $13.060 $12.021
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.267 $10.442      --
   Accumulation Unit Value Ending....................................... $10.267 $10.442 $12.069      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.811 $10.976 $11.876
   Accumulation Unit Value Ending....................................... $10.811 $10.976 $11.876 $11.605
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.364 $10.766      --
   Accumulation Unit Value Ending....................................... $10.364 $10.766 $12.430      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.593 $10.600 $11.432
   Accumulation Unit Value Ending....................................... $10.593 $10.600 $11.432 $11.381
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.413 $10.642 $11.198
   Accumulation Unit Value Ending....................................... $10.413 $10.642 $11.198 $12.189
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.750 $11.281 $12.466
   Accumulation Unit Value Ending....................................... $10.750 $11.281 $12.466 $13.448
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.890 $10.185 $11.278
   Accumulation Unit Value Ending....................................... $ 9.890 $10.185 $11.278 $11.306
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.724 $10.788 $11.808
   Accumulation Unit Value Ending....................................... $10.724 $10.788 $11.808 $12.032
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.113 $11.602 $13.709
   Accumulation Unit Value Ending....................................... $11.113 $11.602 $13.709 $14.461
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.675 $11.757
   Accumulation Unit Value Ending.......................................      -- $11.675 $11.757 $12.222
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.327 $12.669 $14.579
   Accumulation Unit Value Ending....................................... $11.327 $12.669 $14.579 $15.163
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.261 $12.115 $13.620
   Accumulation Unit Value Ending....................................... $11.261 $12.115 $13.620 $13.167
   Number of Units Outstanding at End of Year...........................       0       0       0       0

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.324 $10.645 $10.666
   Accumulation Unit Value Ending..................................... $10.324 $10.645 $10.666 $10.837
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.904 $ 9.980 $10.237
   Accumulation Unit Value Ending..................................... $ 9.904 $ 9.980 $10.237 $10.527
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.538 $10.548 $10.416
   Accumulation Unit Value Ending..................................... $10.538 $10.548 $10.416 $11.303
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.226 $10.272 $10.460
   Accumulation Unit Value Ending..................................... $10.226 $10.272 $10.460 $11.154
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.761 $10.840 $11.778
   Accumulation Unit Value Ending..................................... $10.761 $10.840 $11.778 $11.034
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.167 $10.454 $11.416
   Accumulation Unit Value Ending..................................... $11.167 $10.454 $11.416 $11.900
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.540 $11.752 $12.836
   Accumulation Unit Value Ending..................................... $10.540 $11.752 $12.836 $15.447
   Number of Units Outstanding at End of Year.........................       0   4,156   3,993   3,725
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.432 $10.806 $11.584
   Accumulation Unit Value Ending..................................... $10.432 $10.806 $11.584 $12.775
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.045 $11.230 $13.065
   Accumulation Unit Value Ending..................................... $11.045 $11.230 $13.065 $13.197
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.863 $ 9.690 $10.324
   Accumulation Unit Value Ending..................................... $ 9.863 $ 9.690 $10.324 $10.532
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.039 $15.582 $21.313
   Accumulation Unit Value Ending..................................... $12.039 $15.582 $21.313 $28.755
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.386 $18.421 $22.487
   Accumulation Unit Value Ending..................................... $12.386 $18.421 $22.487 $32.046
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.050 $12.039 $12.386
   Accumulation Unit Value Ending..................................... $11.050 $12.039 $12.386 $14.281
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.131 $10.259 $10.372
   Accumulation Unit Value Ending..................................... $10.131 $10.259 $10.372 $10.883
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.022 $11.858 $13.484
   Accumulation Unit Value Ending..................................... $11.022 $11.858 $13.484 $13.554
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.325 $11.692 $11.902
   Accumulation Unit Value Ending..................................... $10.325 $11.692 $11.902 $14.196
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.782 $14.633 $19.753
   Accumulation Unit Value Ending..................................... $12.782 $14.633 $19.753 $16.021
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.469
   Number of Units Outstanding at End of Year..................... --  --  --        0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.708
   Number of Units Outstanding at End of Year..................... --  --  --        0



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
 with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without
                                     ABR)
                          Mortality & Expense = 1.95



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.676 $11.025 $12.197
   Accumulation Unit Value Ending............................. $10.676 $11.025 $12.197 $12.109
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.236 $10.887 $11.311
   Accumulation Unit Value Ending............................. $10.236 $10.887 $11.311 $12.377
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.748
   Accumulation Unit Value Ending.............................      --      -- $10.748 $11.356
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.918 $11.472 $12.471
   Accumulation Unit Value Ending............................. $10.918 $11.472 $12.471 $13.348
   Number of Units Outstanding at End of Year.................       0     908   1,223   1,118
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.037 $10.984 $11.287
   Accumulation Unit Value Ending............................. $10.037 $10.984 $11.287 $13.225
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.153 $11.353 $13.230
   Accumulation Unit Value Ending............................. $10.153 $11.353 $13.230 $17.259
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.559 $11.330 $12.196
   Accumulation Unit Value Ending............................. $10.559 $11.330 $12.196 $15.680
   Number of Units Outstanding at End of Year.................       0     560     560     560
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.151 $10.319 $10.829
   Accumulation Unit Value Ending............................. $10.151 $10.319 $10.829 $12.216
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.316 $12.930 $14.113
   Accumulation Unit Value Ending............................. $11.316 $12.930 $14.113 $16.214
   Number of Units Outstanding at End of Year.................       0   1,012   2,092   1,893
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.770 $11.138 $13.084
   Accumulation Unit Value Ending............................. $10.770 $11.138 $13.084 $12.978
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.745 $10.071 $10.514
   Accumulation Unit Value Ending............................. $ 9.745 $10.071 $10.514 $13.043
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.599 $10.855 $12.275
   Accumulation Unit Value Ending............................. $10.599 $10.855 $12.275 $12.645
   Number of Units Outstanding at End of Year.................       0     960     932     898
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.149 $10.130 $10.334
   Accumulation Unit Value Ending............................. $10.149 $10.130 $10.334 $10.534
   Number of Units Outstanding at End of Year.................       0     514     923     878
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.901 $ 9.968 $10.215
   Accumulation Unit Value Ending............................. $ 9.901 $ 9.968 $10.215 $10.501
   Number of Units Outstanding at End of Year.................       0   2,346   3,989   3,779
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.861 $12.637 $14.579
   Accumulation Unit Value Ending............................. $10.861 $12.637 $14.579 $16.713
   Number of Units Outstanding at End of Year.................       0       0       0       0

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.556 $11.133 $12.041
   Accumulation Unit Value Ending....................................... $10.556 $11.133 $12.041 $13.006
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.244 $11.701 $13.532
   Accumulation Unit Value Ending....................................... $11.244 $11.701 $13.532 $15.672
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.417 $12.587 $13.454
   Accumulation Unit Value Ending....................................... $11.417 $12.587 $13.454 $18.004
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.230 $12.101 $13.639
   Accumulation Unit Value Ending....................................... $11.230 $12.101 $13.639 $14.316
   Number of Units Outstanding at End of Year...........................       0     861   1,119   1,043
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.266 $12.240 $13.281
   Accumulation Unit Value Ending....................................... $11.266 $12.240 $13.281 $13.804
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.921 $13.038
   Accumulation Unit Value Ending.......................................      -- $10.921 $13.038 $11.989
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.258 $10.422      --
   Accumulation Unit Value Ending....................................... $10.258 $10.422 $12.033      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.801 $10.955 $11.841
   Accumulation Unit Value Ending....................................... $10.801 $10.955 $11.841 $11.559
   Number of Units Outstanding at End of Year...........................       0   1,975   2,642   2,641
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.354 $10.745      --
   Accumulation Unit Value Ending....................................... $10.354 $10.745 $12.393      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.583 $10.579 $11.398
   Accumulation Unit Value Ending....................................... $10.583 $10.579 $11.398 $11.335
   Number of Units Outstanding at End of Year...........................       0       0     334     315
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.404 $10.622 $11.165
   Accumulation Unit Value Ending....................................... $10.404 $10.622 $11.165 $12.140
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.740 $11.259 $12.429
   Accumulation Unit Value Ending....................................... $10.740 $11.259 $12.429 $13.394
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.880 $10.165 $11.245
   Accumulation Unit Value Ending....................................... $ 9.880 $10.165 $11.245 $11.261
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.714 $10.767 $11.773
   Accumulation Unit Value Ending....................................... $10.714 $10.767 $11.773 $11.984
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.103 $11.579 $13.668
   Accumulation Unit Value Ending....................................... $11.103 $11.579 $13.668 $14.403
   Number of Units Outstanding at End of Year...........................       0   1,053   1,053   1,053
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.667 $11.737
   Accumulation Unit Value Ending.......................................      -- $11.667 $11.737 $12.189
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.317 $12.644 $14.536
   Accumulation Unit Value Ending....................................... $11.317 $12.644 $14.536 $15.102
   Number of Units Outstanding at End of Year...........................       0     523     523     523
Oppenheimer Main Street Small Cap Fund/VA--Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.250 $12.091 $13.580
   Accumulation Unit Value Ending....................................... $11.250 $12.091 $13.580 $13.115
   Number of Units Outstanding at End of Year...........................       0     528     528     528

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.315 $10.624 $10.635
   Accumulation Unit Value Ending..................................... $10.315 $10.624 $10.635 $10.794
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.895 $ 9.960 $10.207
   Accumulation Unit Value Ending..................................... $ 9.895 $ 9.960 $10.207 $10.485
   Number of Units Outstanding at End of Year.........................       0     358     355     352
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.528 $10.528 $10.385
   Accumulation Unit Value Ending..................................... $10.528 $10.528 $10.385 $11.258
   Number of Units Outstanding at End of Year.........................       0     478     478     478
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.216 $10.252 $10.429
   Accumulation Unit Value Ending..................................... $10.216 $10.252 $10.429 $11.110
   Number of Units Outstanding at End of Year.........................       0   2,375   2,781   2,700
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.754 $10.822 $11.746
   Accumulation Unit Value Ending..................................... $10.754 $10.822 $11.746 $10.993
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.156 $10.433 $11.382
   Accumulation Unit Value Ending..................................... $11.156 $10.433 $11.382 $11.853
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.530 $11.730 $12.798
   Accumulation Unit Value Ending..................................... $10.530 $11.730 $12.798 $15.385
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.422 $10.785 $11.550
   Accumulation Unit Value Ending..................................... $10.422 $10.785 $11.550 $12.725
   Number of Units Outstanding at End of Year.........................       0   2,248   2,248   2,248
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.034 $11.208 $13.026
   Accumulation Unit Value Ending..................................... $11.034 $11.208 $13.026 $13.145
   Number of Units Outstanding at End of Year.........................       0   1,617   1,617   1,617
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.853 $ 9.672 $10.294
   Accumulation Unit Value Ending..................................... $ 9.853 $ 9.672 $10.294 $10.490
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.027 $15.552 $21.250
   Accumulation Unit Value Ending..................................... $12.027 $15.552 $21.250 $28.641
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.375 $18.385 $22.421
   Accumulation Unit Value Ending..................................... $12.375 $18.385 $22.421 $31.918
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.040 $12.016 $12.350
   Accumulation Unit Value Ending..................................... $11.040 $12.016 $12.350 $14.224
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.122 $10.239 $10.342
   Accumulation Unit Value Ending..................................... $10.122 $10.239 $10.342 $10.839
   Number of Units Outstanding at End of Year.........................       0   1,017   1,475   1,377
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.011 $11.835 $13.445
   Accumulation Unit Value Ending..................................... $11.011 $11.835 $13.445 $13.500
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
   (3) Accumulation Unit Value Beginning.............................. $10.000 $10.316 $11.669 $11.866
   Accumulation Unit Value Ending..................................... $10.316 $11.669 $11.866 $14.140
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
   (3) Accumulation Unit Value Beginning.............................. $10.000 $12.770 $14.604 $19.695
   Accumulation Unit Value Ending..................................... $12.770 $14.604 $19.695 $15.957
   Number of Units Outstanding at End of Year.........................       0   1,070   1,646   1,963

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.463
   Number of Units Outstanding at End of Year..................... --  --  --        0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.702
   Number of Units Outstanding at End of Year..................... --  --  --        0



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                    LBL CONSULTANT SOLUTIONS CLASSIC - SAI
                          Accumulation Unit Values(1)
     with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)

                            Mortality & Expense = 2



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.671 $11.014 $12.179
   Accumulation Unit Value Ending............................. $10.671 $11.014 $12.179 $12.085
   Number of Units Outstanding at End of Year.................      28     307     329     336
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.232 $10.877 $11.294
   Accumulation Unit Value Ending............................. $10.232 $10.877 $11.294 $12.353
   Number of Units Outstanding at End of Year.................       0     116     116     116
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.745
   Accumulation Unit Value Ending.............................      --      -- $10.745 $11.347
   Number of Units Outstanding at End of Year.................      --      --     714      14
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.913 $11.461 $12.453
   Accumulation Unit Value Ending............................. $10.913 $11.461 $12.453 $13.322
   Number of Units Outstanding at End of Year.................       0       0     379       5
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.033 $10.974 $11.270
   Accumulation Unit Value Ending............................. $10.033 $10.974 $11.270 $13.199
   Number of Units Outstanding at End of Year.................       0       6       8      12
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.148 $11.342 $13.210
   Accumulation Unit Value Ending............................. $10.148 $11.342 $13.210 $17.224
   Number of Units Outstanding at End of Year.................       0      10      31      66
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.554 $11.319 $12.177
   Accumulation Unit Value Ending............................. $10.554 $11.319 $12.177 $15.648
   Number of Units Outstanding at End of Year.................       0       9      32      71
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.146 $10.309 $10.813
   Accumulation Unit Value Ending............................. $10.146 $10.309 $10.813 $12.191
   Number of Units Outstanding at End of Year.................      29      29      30      27
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.311 $12.917 $14.092
   Accumulation Unit Value Ending............................. $11.311 $12.917 $14.092 $16.182
   Number of Units Outstanding at End of Year.................       0     430     636     665
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.765 $11.127 $13.065
   Accumulation Unit Value Ending............................. $10.765 $11.127 $13.065 $12.952
   Number of Units Outstanding at End of Year.................      24      25     675      30
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.741 $10.062 $10.498
   Accumulation Unit Value Ending............................. $ 9.741 $10.062 $10.498 $13.016
   Number of Units Outstanding at End of Year.................       0     270     518     521
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.594 $10.845 $12.257
   Accumulation Unit Value Ending............................. $10.594 $10.845 $12.257 $12.620
   Number of Units Outstanding at End of Year.................      43     536   1,666   1,649
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.145 $10.120 $10.318
   Accumulation Unit Value Ending............................. $10.145 $10.120 $10.318 $10.513
   Number of Units Outstanding at End of Year.................      35     775   2,841   1,211
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.896 $ 9.958 $10.200
   Accumulation Unit Value Ending............................. $ 9.896 $ 9.958 $10.200 $10.480
   Number of Units Outstanding at End of Year.................     121     987   3,316   2,476
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.856 $12.625 $14.557
   Accumulation Unit Value Ending............................. $10.856 $12.625 $14.557 $16.680
   Number of Units Outstanding at End of Year.................       0     415   1,880   1,253

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.551 $11.122 $12.023
   Accumulation Unit Value Ending....................................... $10.551 $11.122 $12.023 $12.980
   Number of Units Outstanding at End of Year...........................       0       1       3       6
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.239 $11.690 $13.512
   Accumulation Unit Value Ending....................................... $11.239 $11.690 $13.512 $15.641
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.411 $12.575 $13.434
   Accumulation Unit Value Ending....................................... $11.411 $12.575 $13.434 $17.968
   Number of Units Outstanding at End of Year...........................       0     228     427     426
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.225 $12.089 $13.619
   Accumulation Unit Value Ending....................................... $11.225 $12.089 $13.619 $14.287
   Number of Units Outstanding at End of Year...........................       0     488   1,361   1,386
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.260 $12.228 $13.261
   Accumulation Unit Value Ending....................................... $11.260 $12.228 $13.261 $13.777
   Number of Units Outstanding at End of Year...........................       0     141     185     246
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.918 $13.027
   Accumulation Unit Value Ending.......................................      -- $10.918 $13.027 $11.972
   Number of Units Outstanding at End of Year...........................      --       0     244      79
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.253 $10.411      --
   Accumulation Unit Value Ending....................................... $10.253 $10.411 $12.016      --
   Number of Units Outstanding at End of Year...........................       0       1       1      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.796 $10.944 $11.824
   Accumulation Unit Value Ending....................................... $10.796 $10.944 $11.824 $11.536
   Number of Units Outstanding at End of Year...........................      60     333   1,989   1,332
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.349 $10.734      --
   Accumulation Unit Value Ending....................................... $10.349 $10.734 $12.375      --
   Number of Units Outstanding at End of Year...........................      29      28      26      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.578 $10.569 $11.382
   Accumulation Unit Value Ending....................................... $10.578 $10.569 $11.382 $11.313
   Number of Units Outstanding at End of Year...........................       0     111     111     111
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.399 $10.611 $11.148
   Accumulation Unit Value Ending....................................... $10.399 $10.611 $11.148 $12.116
   Number of Units Outstanding at End of Year...........................       0     214   1,690   1,582
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.735 $11.248 $12.411
   Accumulation Unit Value Ending....................................... $10.735 $11.248 $12.411 $13.367
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.876 $10.155 $11.228
   Accumulation Unit Value Ending....................................... $ 9.876 $10.155 $11.228 $11.239
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.709 $10.757 $11.756
   Accumulation Unit Value Ending....................................... $10.709 $10.757 $11.756 $11.960
   Number of Units Outstanding at End of Year...........................       0     501     529     534
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.097 $11.568 $13.648
   Accumulation Unit Value Ending....................................... $11.097 $11.568 $13.648 $14.374
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.663 $11.727
   Accumulation Unit Value Ending.......................................      -- $11.663 $11.727 $12.172
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.312 $12.632 $14.515
   Accumulation Unit Value Ending....................................... $11.312 $12.632 $14.515 $15.072
   Number of Units Outstanding at End of Year...........................       0       1       3       6
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.245 $12.079 $13.560
   Accumulation Unit Value Ending....................................... $11.245 $12.079 $13.560 $13.089
   Number of Units Outstanding at End of Year...........................       0      95     503     530

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.310 $10.614 $10.619
   Accumulation Unit Value Ending..................................... $10.310 $10.614 $10.619 $10.772
   Number of Units Outstanding at End of Year.........................      35     142   1,171   1,178
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.890 $ 9.951 $10.192
   Accumulation Unit Value Ending..................................... $ 9.890 $ 9.951 $10.192 $10.464
   Number of Units Outstanding at End of Year.........................      13     392     411     430
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.523 $10.517 $10.370
   Accumulation Unit Value Ending..................................... $10.523 $10.517 $10.370 $11.235
   Number of Units Outstanding at End of Year.........................      34     501   1,108   1,058
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.212 $10.242 $10.414
   Accumulation Unit Value Ending..................................... $10.212 $10.242 $10.414 $11.088
   Number of Units Outstanding at End of Year.........................      35     583   3,132     932
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.750 $10.813 $11.730
   Accumulation Unit Value Ending..................................... $10.750 $10.813 $11.730 $10.973
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.151 $10.423 $11.365
   Accumulation Unit Value Ending..................................... $11.151 $10.423 $11.365 $11.829
   Number of Units Outstanding at End of Year.........................       0     123     124     128
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.526 $11.718 $12.779
   Accumulation Unit Value Ending..................................... $10.526 $11.718 $12.779 $15.355
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.417 $10.774 $11.533
   Accumulation Unit Value Ending..................................... $10.417 $10.774 $11.533 $12.699
   Number of Units Outstanding at End of Year.........................      12     443   2,919   2,176
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.029 $11.197 $13.007
   Accumulation Unit Value Ending..................................... $11.029 $11.197 $13.007 $13.118
   Number of Units Outstanding at End of Year.........................      51     903   2,594   2,618
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.849 $ 9.662 $10.278
   Accumulation Unit Value Ending..................................... $ 9.849 $ 9.662 $10.278 $10.469
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.022 $15.536 $21.218
   Accumulation Unit Value Ending..................................... $12.022 $15.536 $21.218 $28.584
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.369 $18.368 $22.387
   Accumulation Unit Value Ending..................................... $12.369 $18.368 $22.387 $31.855
   Number of Units Outstanding at End of Year.........................       0       1       2       3
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.035 $12.004 $12.331
   Accumulation Unit Value Ending..................................... $11.035 $12.004 $12.331 $14.196
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.117 $10.229 $10.326
   Accumulation Unit Value Ending..................................... $10.117 $10.229 $10.326 $10.818
   Number of Units Outstanding at End of Year.........................      59      59      63      60
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.006 $11.823 $13.425
   Accumulation Unit Value Ending..................................... $11.006 $11.823 $13.425 $13.473
   Number of Units Outstanding at End of Year.........................      27     425   1,636   1,658
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.311 $11.658 $11.849
   Accumulation Unit Value Ending..................................... $10.311 $11.658 $11.849 $14.111
   Number of Units Outstanding at End of Year.........................       0     114     114     114
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $12.764 $14.590 $19.666
   Accumulation Unit Value Ending..................................... $12.764 $14.590 $19.666 $15.925
   Number of Units Outstanding at End of Year.........................      47     256     280     331

Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.459
   Number of Units Outstanding at End of Year..................... --  --  --        1
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning.............................. --  --  --  $10.000
   Accumulation Unit Value Ending................................. --  --  --  $ 9.698
   Number of Units Outstanding at End of Year..................... --  --  --       33



* The LBL Consultant Solutions Classic Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

1. Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

2. Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

3. Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
              with MAV (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.8



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.691 $11.057 $12.252
   Accumulation Unit Value Ending............................. $10.691 $11.057 $12.252 $12.182
   Number of Units Outstanding at End of Year.................       0     151   2,277   2,546
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.251 $10.919 $11.361
   Accumulation Unit Value Ending............................. $10.251 $10.919 $11.361 $12.452
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.759
   Accumulation Unit Value Ending.............................      --      -- $10.759 $11.385
   Number of Units Outstanding at End of Year.................      --      --     117     117
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.933 $11.505 $12.527
   Accumulation Unit Value Ending............................. $10.933 $11.505 $12.527 $13.428
   Number of Units Outstanding at End of Year.................       0     399     443     412
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.051 $11.016 $11.337
   Accumulation Unit Value Ending............................. $10.051 $11.016 $11.337 $13.304
   Number of Units Outstanding at End of Year.................       0       0      35      55
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.167 $11.387 $13.289
   Accumulation Unit Value Ending............................. $10.167 $11.387 $13.289 $17.362
   Number of Units Outstanding at End of Year.................       0       0   2,237       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.574 $11.363 $12.250
   Accumulation Unit Value Ending............................. $10.574 $11.363 $12.250 $15.774
   Number of Units Outstanding at End of Year.................     687     684   4,222   1,912
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.165 $10.349 $10.878
   Accumulation Unit Value Ending............................. $10.165 $10.349 $10.878 $12.289
   Number of Units Outstanding at End of Year.................   3,190   3,243   2,532   2,308
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.332 $12.968 $14.176
   Accumulation Unit Value Ending............................. $11.332 $12.968 $14.176 $16.312
   Number of Units Outstanding at End of Year.................   6,549  20,860  31,703  27,976
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.785 $11.170 $13.143
   Accumulation Unit Value Ending............................. $10.785 $11.170 $13.143 $13.056
   Number of Units Outstanding at End of Year.................  11,943  11,713  17,421  12,146
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.759 $10.101 $10.561
   Accumulation Unit Value Ending............................. $ 9.759 $10.101 $10.561 $13.121
   Number of Units Outstanding at End of Year.................     750   1,068   3,056   3,011
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.614 $10.887 $12.330
   Accumulation Unit Value Ending............................. $10.614 $10.887 $12.330 $12.721
   Number of Units Outstanding at End of Year.................   9,000  27,295  27,743  27,122
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.163 $10.160 $10.380
   Accumulation Unit Value Ending............................. $10.163 $10.160 $10.380 $10.597
   Number of Units Outstanding at End of Year.................     849   7,157  10,138  10,115
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.915 $ 9.997 $10.261
   Accumulation Unit Value Ending............................. $ 9.915 $ 9.997 $10.261 $10.564
   Number of Units Outstanding at End of Year.................   7,160  13,959  50,381  85,777

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.876 $12.674 $14.643
   Accumulation Unit Value Ending....................................... $10.876 $12.674 $14.643 $16.813
   Number of Units Outstanding at End of Year...........................     793   3,879   6,726   5,215
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.571 $11.165 $12.094
   Accumulation Unit Value Ending....................................... $10.571 $11.165 $12.094 $13.084
   Number of Units Outstanding at End of Year...........................     541   3,565   4,817   4,768
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.259 $11.735 $13.592
   Accumulation Unit Value Ending....................................... $11.259 $11.735 $13.592 $15.766
   Number of Units Outstanding at End of Year...........................       0       0     930     930
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.432 $12.624 $13.514
   Accumulation Unit Value Ending....................................... $11.432 $12.624 $13.514 $18.112
   Number of Units Outstanding at End of Year...........................     750   3,195   6,242   6,218
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.245 $12.136 $13.700
   Accumulation Unit Value Ending....................................... $11.245 $12.136 $13.700 $14.402
   Number of Units Outstanding at End of Year...........................   7,782  10,611  12,544  11,034
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.281 $12.275 $13.340
   Accumulation Unit Value Ending....................................... $11.281 $12.275 $13.340 $13.887
   Number of Units Outstanding at End of Year...........................       0       0   2,779   2,770
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.933 $13.071
   Accumulation Unit Value Ending.......................................      -- $10.933 $13.071 $12.038
   Number of Units Outstanding at End of Year...........................      --       0   5,910   2,089
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.272 $10.452      --
   Accumulation Unit Value Ending....................................... $10.272 $10.452 $12.087      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.816 $10.987 $11.894
   Accumulation Unit Value Ending....................................... $10.816 $10.987 $11.894 $11.628
   Number of Units Outstanding at End of Year...........................   1,188   3,255  10,729   8,566
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.368 $10.776      --
   Accumulation Unit Value Ending....................................... $10.368 $10.776 $12.448      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.598 $10.610 $11.449
   Accumulation Unit Value Ending....................................... $10.598 $10.610 $11.449 $11.403
   Number of Units Outstanding at End of Year...........................     813   1,132   1,508   1,523
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.418 $10.653 $11.214
   Accumulation Unit Value Ending....................................... $10.418 $10.653 $11.214 $12.213
   Number of Units Outstanding at End of Year...........................       0   6,161   6,863   6,611
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.755 $11.292 $12.484
   Accumulation Unit Value Ending....................................... $10.755 $11.292 $12.484 $13.474
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.894 $10.195 $11.295
   Accumulation Unit Value Ending....................................... $ 9.894 $10.195 $11.295 $11.329
   Number of Units Outstanding at End of Year...........................     565     624       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.729 $10.799 $11.826
   Accumulation Unit Value Ending....................................... $10.729 $10.799 $11.826 $12.056
   Number of Units Outstanding at End of Year...........................     336   2,123  11,717  12,284
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.118 $11.613 $13.729
   Accumulation Unit Value Ending....................................... $11.118 $11.613 $13.729 $14.489
   Number of Units Outstanding at End of Year...........................       0   2,441   3,058   3,192

Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning.................................      -- $10.000 $11.679 $11.767
   Accumulation Unit Value Ending.....................................      -- $11.679 $11.767 $12.239
   Number of Units Outstanding at End of Year.........................      --       0   1,169   1,169
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.333 $12.681 $14.601
   Accumulation Unit Value Ending..................................... $11.333 $12.681 $14.601 $15.193
   Number of Units Outstanding at End of Year.........................   6,620   6,064  10,013   8,168
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.266 $12.127 $13.641
   Accumulation Unit Value Ending..................................... $11.266 $12.127 $13.641 $13.194
   Number of Units Outstanding at End of Year.........................     238   3,151   5,820   5,778
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.329 $10.655 $10.682
   Accumulation Unit Value Ending..................................... $10.329 $10.655 $10.682 $10.859
   Number of Units Outstanding at End of Year.........................   1,081   5,386   7,679   7,887
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.908 $ 9.989 $10.253
   Accumulation Unit Value Ending..................................... $ 9.908 $ 9.989 $10.253 $10.548
   Number of Units Outstanding at End of Year.........................       0  16,192   1,475   1,386
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.542 $10.558 $10.432
   Accumulation Unit Value Ending..................................... $10.542 $10.558 $10.432 $11.325
   Number of Units Outstanding at End of Year.........................   8,341  12,915  17,896  17,186
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.231 $10.282 $10.476
   Accumulation Unit Value Ending..................................... $10.231 $10.282 $10.476 $11.177
   Number of Units Outstanding at End of Year.........................     869   7,925  15,611  16,007
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.765 $10.850 $11.794
   Accumulation Unit Value Ending..................................... $10.765 $10.850 $11.794 $11.055
   Number of Units Outstanding at End of Year.........................   4,912   4,465   4,471   4,671
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.172 $10.464 $11.433
   Accumulation Unit Value Ending..................................... $11.172 $10.464 $11.433 $11.924
   Number of Units Outstanding at End of Year.........................       0      40      39      39
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.545 $11.764 $12.855
   Accumulation Unit Value Ending..................................... $10.545 $11.764 $12.855 $15.478
   Number of Units Outstanding at End of Year.........................       0       0   2,808   1,695
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.437 $10.816 $11.601
   Accumulation Unit Value Ending..................................... $10.437 $10.816 $11.601 $12.801
   Number of Units Outstanding at End of Year.........................       0   6,263   7,726   7,425
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.050 $11.241 $13.085
   Accumulation Unit Value Ending..................................... $11.050 $11.241 $13.085 $13.223
   Number of Units Outstanding at End of Year.........................   4,986  12,557  18,227  18,328
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.867 $ 9.700 $10.340
   Accumulation Unit Value Ending..................................... $ 9.867 $ 9.700 $10.340 $10.553
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.044 $15.597 $21.344
   Accumulation Unit Value Ending..................................... $12.044 $15.597 $21.344 $28.812
   Number of Units Outstanding at End of Year.........................     113   1,306   1,858   1,194
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.392 $18.439 $22.520
   Accumulation Unit Value Ending..................................... $12.392 $18.439 $22.520 $32.110
   Number of Units Outstanding at End of Year.........................       0   3,598   4,335   4,766
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.055 $12.051 $12.405
   Accumulation Unit Value Ending..................................... $11.055 $12.051 $12.405 $14.309
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.136 $10.269 $10.388
   Accumulation Unit Value Ending..................................... $10.136 $10.269 $10.388 $10.904
   Number of Units Outstanding at End of Year.........................       0   6,793   8,280   8,404

Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.............................. $10.000 $11.027 $11.869 $13.504
   Accumulation Unit Value Ending................................. $11.027 $11.869 $13.504 $13.581
   Number of Units Outstanding at End of Year.....................     372   5,952   7,435   7,698
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.330 $11.703 $11.919
   Accumulation Unit Value Ending................................. $10.330 $11.703 $11.919 $14.224
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.788 $14.647 $19.782
   Accumulation Unit Value Ending................................. $12.788 $14.647 $19.782 $16.053
   Number of Units Outstanding at End of Year.....................   5,458   7,963  13,396   9,665
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.473
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.712
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
           with EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.85



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.686 $11.047 $12.234
   Accumulation Unit Value Ending............................. $10.686 $11.047 $12.234 $12.157
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.246 $10.909 $11.344
   Accumulation Unit Value Ending............................. $10.246 $10.909 $11.344 $12.427
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.756
   Accumulation Unit Value Ending.............................      --      -- $10.756 $11.376
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.928 $11.494 $12.508
   Accumulation Unit Value Ending............................. $10.928 $11.494 $12.508 $13.402
   Number of Units Outstanding at End of Year.................   1,063   8,254  10,145   8,328
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.047 $11.006 $11.321
   Accumulation Unit Value Ending............................. $10.047 $11.006 $11.321 $13.278
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.163 $11.375 $13.269
   Accumulation Unit Value Ending............................. $10.163 $11.375 $13.269 $17.328
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.569 $11.352 $12.232
   Accumulation Unit Value Ending............................. $10.569 $11.352 $12.232 $15.742
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.160 $10.339 $10.862
   Accumulation Unit Value Ending............................. $10.160 $10.339 $10.862 $12.265
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.326 $12.955 $14.155
   Accumulation Unit Value Ending............................. $11.326 $12.955 $14.155 $16.279
   Number of Units Outstanding at End of Year.................      27     438   3,734   3,166
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.780 $11.160 $13.123
   Accumulation Unit Value Ending............................. $10.780 $11.160 $13.123 $13.030
   Number of Units Outstanding at End of Year.................   1,106   1,530   1,577   1,017
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.754 $10.091 $10.545
   Accumulation Unit Value Ending............................. $ 9.754 $10.091 $10.545 $13.095
   Number of Units Outstanding at End of Year.................   1,191   1,159   1,196   1,012
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.609 $10.877 $12.312
   Accumulation Unit Value Ending............................. $10.609 $10.877 $12.312 $12.696
   Number of Units Outstanding at End of Year.................      24     420     540       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.159 $10.150 $10.364
   Accumulation Unit Value Ending............................. $10.159 $10.150 $10.364 $10.576
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.910 $ 9.987 $10.245
   Accumulation Unit Value Ending............................. $ 9.910 $ 9.987 $10.245 $10.543
   Number of Units Outstanding at End of Year.................   6,587   6,856   7,669   7,192

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.871 $12.661 $14.622
   Accumulation Unit Value Ending....................................... $10.871 $12.661 $14.622 $16.780
   Number of Units Outstanding at End of Year...........................       0       0   3,225   4,637
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.566 $11.154 $12.077
   Accumulation Unit Value Ending....................................... $10.566 $11.154 $12.077 $13.058
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.254 $11.724 $13.572
   Accumulation Unit Value Ending....................................... $11.254 $11.724 $13.572 $15.735
   Number of Units Outstanding at End of Year...........................       0       0   1,488   3,082
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.427 $12.612 $13.494
   Accumulation Unit Value Ending....................................... $11.427 $12.612 $13.494 $18.076
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.240 $12.124 $13.679
   Accumulation Unit Value Ending....................................... $11.240 $12.124 $13.679 $14.373
   Number of Units Outstanding at End of Year...........................   3,580   3,512   5,801   5,440
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.276 $12.263 $13.320
   Accumulation Unit Value Ending....................................... $11.276 $12.263 $13.320 $13.860
   Number of Units Outstanding at End of Year...........................       0       0   1,870   1,862
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.929 $13.060
   Accumulation Unit Value Ending.......................................      -- $10.929 $13.060 $12.021
   Number of Units Outstanding at End of Year...........................      --       0     600     598
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.267 $10.442      --
   Accumulation Unit Value Ending....................................... $10.267 $10.442 $12.069      --
   Number of Units Outstanding at End of Year...........................   1,132   1,120   1,045      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.811 $10.976 $11.876
   Accumulation Unit Value Ending....................................... $10.811 $10.976 $11.876 $11.605
   Number of Units Outstanding at End of Year...........................   4,963  12,583  12,964  12,915
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.364 $10.766      --
   Accumulation Unit Value Ending....................................... $10.364 $10.766 $12.430      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.593 $10.600 $11.432
   Accumulation Unit Value Ending....................................... $10.593 $10.600 $11.432 $11.381
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.413 $10.642 $11.198
   Accumulation Unit Value Ending....................................... $10.413 $10.642 $11.198 $12.189
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.750 $11.281 $12.466
   Accumulation Unit Value Ending....................................... $10.750 $11.281 $12.466 $13.448
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.890 $10.185 $11.278
   Accumulation Unit Value Ending....................................... $ 9.890 $10.185 $11.278 $11.306
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.724 $10.788 $11.808
   Accumulation Unit Value Ending....................................... $10.724 $10.788 $11.808 $12.032
   Number of Units Outstanding at End of Year...........................   1,083   1,084   2,425   2,452
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.113 $11.602 $13.709
   Accumulation Unit Value Ending....................................... $11.113 $11.602 $13.709 $14.461
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.675 $11.757
   Accumulation Unit Value Ending.......................................      -- $11.675 $11.757 $12.222
   Number of Units Outstanding at End of Year...........................      --       0     298     297

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.327 $12.669 $14.579
   Accumulation Unit Value Ending..................................... $11.327 $12.669 $14.579 $15.163
   Number of Units Outstanding at End of Year.........................       0   7,200   7,200   7,290
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.261 $12.115 $13.620
   Accumulation Unit Value Ending..................................... $11.261 $12.115 $13.620 $13.167
   Number of Units Outstanding at End of Year.........................       0   7,310   9,260   7,675
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.324 $10.645 $10.666
   Accumulation Unit Value Ending..................................... $10.324 $10.645 $10.666 $10.837
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.904 $ 9.980 $10.237
   Accumulation Unit Value Ending..................................... $ 9.904 $ 9.980 $10.237 $10.527
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.538 $10.548 $10.416
   Accumulation Unit Value Ending..................................... $10.538 $10.548 $10.416 $11.303
   Number of Units Outstanding at End of Year.........................   1,103   8,558   8,661   8,751
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.226 $10.272 $10.460
   Accumulation Unit Value Ending..................................... $10.226 $10.272 $10.460 $11.154
   Number of Units Outstanding at End of Year.........................   1,136   8,798   8,866   8,977
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.761 $10.840 $11.778
   Accumulation Unit Value Ending..................................... $10.761 $10.840 $11.778 $11.034
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.167 $10.454 $11.416
   Accumulation Unit Value Ending..................................... $11.167 $10.454 $11.416 $11.900
   Number of Units Outstanding at End of Year.........................   1,040   1,119   1,105   1,114
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.540 $11.752 $12.836
   Accumulation Unit Value Ending..................................... $10.540 $11.752 $12.836 $15.447
   Number of Units Outstanding at End of Year.........................       0       0       0   1,428
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.432 $10.806 $11.584
   Accumulation Unit Value Ending..................................... $10.432 $10.806 $11.584 $12.775
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.045 $11.230 $13.065
   Accumulation Unit Value Ending..................................... $11.045 $11.230 $13.065 $13.197
   Number of Units Outstanding at End of Year.........................   4,696   4,833   4,752   4,560
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.863 $ 9.690 $10.324
   Accumulation Unit Value Ending..................................... $ 9.863 $ 9.690 $10.324 $10.532
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.039 $15.582 $21.313
   Accumulation Unit Value Ending..................................... $12.039 $15.582 $21.313 $28.755
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.386 $18.421 $22.487
   Accumulation Unit Value Ending..................................... $12.386 $18.421 $22.487 $32.046
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.050 $12.039 $12.386
   Accumulation Unit Value Ending..................................... $11.050 $12.039 $12.386 $14.281
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.131 $10.259 $10.372
   Accumulation Unit Value Ending..................................... $10.131 $10.259 $10.372 $10.883
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.............................. $10.000 $11.022 $11.858 $13.484
   Accumulation Unit Value Ending................................. $11.022 $11.858 $13.484 $13.554
   Number of Units Outstanding at End of Year.....................       0  21,406  22,018  22,309
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.325 $11.692 $11.902
   Accumulation Unit Value Ending................................. $10.325 $11.692 $11.902 $14.196
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.782 $14.633 $19.753
   Accumulation Unit Value Ending................................. $12.782 $14.633 $19.753 $16.021
   Number of Units Outstanding at End of Year.....................   6,297  12,186  14,523  14,018
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.469
   Number of Units Outstanding at End of Year.....................      --      --      --   1,399
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.708
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
     with EBP (Annual Increase) (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.9



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.681 $11.036 $12.215
   Accumulation Unit Value Ending............................. $10.681 $11.036 $12.215 $12.133
   Number of Units Outstanding at End of Year.................   2,464   2,121   1,950     401
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.241 $10.898 $11.328
   Accumulation Unit Value Ending............................. $10.241 $10.898 $11.328 $12.402
   Number of Units Outstanding at End of Year.................       0       0      21      21
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.752
   Accumulation Unit Value Ending.............................      --      -- $10.752 $11.366
   Number of Units Outstanding at End of Year.................      --      --     828     214
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.923 $11.483 $12.490
   Accumulation Unit Value Ending............................. $10.923 $11.483 $12.490 $13.375
   Number of Units Outstanding at End of Year.................   1,178   1,143     911     463
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.042 $10.995 $11.304
   Accumulation Unit Value Ending............................. $10.042 $10.995 $11.304 $13.251
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.158 $11.364 $13.250
   Accumulation Unit Value Ending............................. $10.158 $11.364 $13.250 $17.293
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.564 $11.341 $12.214
   Accumulation Unit Value Ending............................. $10.564 $11.341 $12.214 $15.711
   Number of Units Outstanding at End of Year.................       0     137     135     142
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.155 $10.329 $10.846
   Accumulation Unit Value Ending............................. $10.155 $10.329 $10.846 $12.240
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.321 $12.942 $14.134
   Accumulation Unit Value Ending............................. $11.321 $12.942 $14.134 $16.247
   Number of Units Outstanding at End of Year.................     717     718   1,351     944
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.775 $11.149 $13.104
   Accumulation Unit Value Ending............................. $10.775 $11.149 $13.104 $13.004
   Number of Units Outstanding at End of Year.................     625     210   1,107     898
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.750 $10.081 $10.529
   Accumulation Unit Value Ending............................. $ 9.750 $10.081 $10.529 $13.069
   Number of Units Outstanding at End of Year.................     426     439     474     188
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.604 $10.866 $12.293
   Accumulation Unit Value Ending............................. $10.604 $10.866 $12.293 $12.670
   Number of Units Outstanding at End of Year.................   1,599   1,191   1,671     666
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.154 $10.140 $10.349
   Accumulation Unit Value Ending............................. $10.154 $10.140 $10.349 $10.555
   Number of Units Outstanding at End of Year.................   4,478   4,814   4,888   1,973
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.905 $ 9.977 $10.230
   Accumulation Unit Value Ending............................. $ 9.905 $ 9.977 $10.230 $10.522
   Number of Units Outstanding at End of Year.................   4,000   3,554   3,566     538

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.866 $12.649 $14.600
   Accumulation Unit Value Ending....................................... $10.866 $12.649 $14.600 $16.746
   Number of Units Outstanding at End of Year...........................     851     931     796     584
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.561 $11.143 $12.059
   Accumulation Unit Value Ending....................................... $10.561 $11.143 $12.059 $13.032
   Number of Units Outstanding at End of Year...........................     735     709     687     652
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.249 $11.712 $13.552
   Accumulation Unit Value Ending....................................... $11.249 $11.712 $13.552 $15.703
   Number of Units Outstanding at End of Year...........................     373     387     378     153
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.422 $12.600 $13.474
   Accumulation Unit Value Ending....................................... $11.422 $12.600 $13.474 $18.040
   Number of Units Outstanding at End of Year...........................   1,508   1,508   1,508       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.235 $12.112 $13.659
   Accumulation Unit Value Ending....................................... $11.235 $12.112 $13.659 $14.344
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.271 $12.251 $13.300
   Accumulation Unit Value Ending....................................... $11.271 $12.251 $13.300 $13.832
   Number of Units Outstanding at End of Year...........................     372     366     381     177
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.925 $13.049
   Accumulation Unit Value Ending.......................................      -- $10.925 $13.049 $12.005
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.262 $10.432      --
   Accumulation Unit Value Ending....................................... $10.262 $10.432 $12.051      --
   Number of Units Outstanding at End of Year...........................     436       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.806 $10.966 $11.859
   Accumulation Unit Value Ending....................................... $10.806 $10.966 $11.859 $11.582
   Number of Units Outstanding at End of Year...........................   2,120   2,777   2,515     903
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.359 $10.755      --
   Accumulation Unit Value Ending....................................... $10.359 $10.755 $12.412      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.588 $10.589 $11.415
   Accumulation Unit Value Ending....................................... $10.588 $10.589 $11.415 $11.358
   Number of Units Outstanding at End of Year...........................     423       0     470     470
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.408 $10.632 $11.181
   Accumulation Unit Value Ending....................................... $10.408 $10.632 $11.181 $12.164
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.745 $11.270 $12.447
   Accumulation Unit Value Ending....................................... $10.745 $11.270 $12.447 $13.421
   Number of Units Outstanding at End of Year...........................     417       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.885 $10.175 $11.262
   Accumulation Unit Value Ending....................................... $ 9.885 $10.175 $11.262 $11.284
   Number of Units Outstanding at End of Year...........................     541     109       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.719 $10.778 $11.791
   Accumulation Unit Value Ending....................................... $10.719 $10.778 $11.791 $12.008
   Number of Units Outstanding at End of Year...........................   1,911   1,493   3,335   1,842
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.108 $11.590 $13.688
   Accumulation Unit Value Ending....................................... $11.108 $11.590 $13.688 $14.432
   Number of Units Outstanding at End of Year...........................     781     385     796     592
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.671 $11.747
   Accumulation Unit Value Ending.......................................      -- $11.671 $11.747 $12.206
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.322 $12.656 $14.558
   Accumulation Unit Value Ending..................................... $11.322 $12.656 $14.558 $15.133
   Number of Units Outstanding at End of Year.........................     588     707     687     278
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.256 $12.103 $13.600
   Accumulation Unit Value Ending..................................... $11.256 $12.103 $13.600 $13.141
   Number of Units Outstanding at End of Year.........................   1,226   1,245   1,922   1,227
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.319 $10.634 $10.650
   Accumulation Unit Value Ending..................................... $10.319 $10.634 $10.650 $10.816
   Number of Units Outstanding at End of Year.........................     434     301     323     354
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.899 $ 9.970 $10.222
   Accumulation Unit Value Ending..................................... $ 9.899 $ 9.970 $10.222 $10.506
   Number of Units Outstanding at End of Year.........................     976     885     694     704
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.533 $10.538 $10.401
   Accumulation Unit Value Ending..................................... $10.533 $10.538 $10.401 $11.280
   Number of Units Outstanding at End of Year.........................     822   1,121   1,146     362
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.221 $10.262 $10.445
   Accumulation Unit Value Ending..................................... $10.221 $10.262 $10.445 $11.132
   Number of Units Outstanding at End of Year.........................   1,678   1,552   1,596     869
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.757 $10.831 $11.762
   Accumulation Unit Value Ending..................................... $10.757 $10.831 $11.762 $11.014
   Number of Units Outstanding at End of Year.........................     387     790     534     316
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.162 $10.444 $11.399
   Accumulation Unit Value Ending..................................... $11.162 $10.444 $11.399 $11.876
   Number of Units Outstanding at End of Year.........................     852     540     450     202
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.535 $11.741 $12.817
   Accumulation Unit Value Ending..................................... $10.535 $11.741 $12.817 $15.416
   Number of Units Outstanding at End of Year.........................     425       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.427 $10.795 $11.567
   Accumulation Unit Value Ending..................................... $10.427 $10.795 $11.567 $12.750
   Number of Units Outstanding at End of Year.........................       0     391     603     603
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.039 $11.219 $13.046
   Accumulation Unit Value Ending..................................... $11.039 $11.219 $13.046 $13.171
   Number of Units Outstanding at End of Year.........................   1,913   1,637   2,122     609
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.858 $ 9.681 $10.309
   Accumulation Unit Value Ending..................................... $ 9.858 $ 9.681 $10.309 $10.511
   Number of Units Outstanding at End of Year.........................     873     464     498     235
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.033 $15.567 $21.281
   Accumulation Unit Value Ending..................................... $12.033 $15.567 $21.281 $28.698
   Number of Units Outstanding at End of Year.........................     857   1,190     676     252
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.380 $18.403 $22.454
   Accumulation Unit Value Ending..................................... $12.380 $18.403 $22.454 $31.982
   Number of Units Outstanding at End of Year.........................       0     112      81      79
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.045 $12.028 $12.368
   Accumulation Unit Value Ending..................................... $11.045 $12.028 $12.368 $14.253
   Number of Units Outstanding at End of Year.........................     152     184       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.126 $10.249 $10.357
   Accumulation Unit Value Ending..................................... $10.126 $10.249 $10.357 $10.861
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.017 $11.846 $13.465
   Accumulation Unit Value Ending..................................... $11.017 $11.846 $13.465 $13.527
   Number of Units Outstanding at End of Year.........................     705     667   1,905   1,917

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.321 $11.681 $11.884
   Accumulation Unit Value Ending................................. $10.321 $11.681 $11.884 $14.168
   Number of Units Outstanding at End of Year.....................       0       0      42      42
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.776 $14.618 $19.724
   Accumulation Unit Value Ending................................. $12.776 $14.618 $19.724 $15.989
   Number of Units Outstanding at End of Year.....................     568   2,214     961     777
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.466
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.705
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
           with EEDB 71-79 (& with/without SPB and with/without ABR)
                            Mortality & Expense = 2



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.671 $11.014 $12.179
   Accumulation Unit Value Ending............................. $10.671 $11.014 $12.179 $12.085
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.232 $10.877 $11.294
   Accumulation Unit Value Ending............................. $10.232 $10.877 $11.294 $12.353
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.745
   Accumulation Unit Value Ending.............................      --      -- $10.745 $11.347
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.913 $11.461 $12.453
   Accumulation Unit Value Ending............................. $10.913 $11.461 $12.453 $13.322
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.033 $10.974 $11.270
   Accumulation Unit Value Ending............................. $10.033 $10.974 $11.270 $13.199
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.148 $11.342 $13.210
   Accumulation Unit Value Ending............................. $10.148 $11.342 $13.210 $17.224
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.554 $11.319 $12.177
   Accumulation Unit Value Ending............................. $10.554 $11.319 $12.177 $15.648
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.146 $10.309 $10.813
   Accumulation Unit Value Ending............................. $10.146 $10.309 $10.813 $12.191
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.311 $12.917 $14.092
   Accumulation Unit Value Ending............................. $11.311 $12.917 $14.092 $16.182
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.765 $11.127 $13.065
   Accumulation Unit Value Ending............................. $10.765 $11.127 $13.065 $12.952
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.741 $10.062 $10.498
   Accumulation Unit Value Ending............................. $ 9.741 $10.062 $10.498 $13.016
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.594 $10.845 $12.257
   Accumulation Unit Value Ending............................. $10.594 $10.845 $12.257 $12.620
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.145 $10.120 $10.318
   Accumulation Unit Value Ending............................. $10.145 $10.120 $10.318 $10.513
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.896 $ 9.958 $10.200
   Accumulation Unit Value Ending............................. $ 9.896 $ 9.958 $10.200 $10.480
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.856 $12.625 $14.557
   Accumulation Unit Value Ending....................................... $10.856 $12.625 $14.557 $16.680
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.551 $11.122 $12.023
   Accumulation Unit Value Ending....................................... $10.551 $11.122 $12.023 $12.980
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.239 $11.690 $13.512
   Accumulation Unit Value Ending....................................... $11.239 $11.690 $13.512 $15.641
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.411 $12.575 $13.434
   Accumulation Unit Value Ending....................................... $11.411 $12.575 $13.434 $17.968
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.225 $12.089 $13.619
   Accumulation Unit Value Ending....................................... $11.225 $12.089 $13.619 $14.287
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.260 $12.228 $13.261
   Accumulation Unit Value Ending....................................... $11.260 $12.228 $13.261 $13.777
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.918 $13.027
   Accumulation Unit Value Ending.......................................      -- $10.918 $13.027 $11.972
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.253 $10.411      --
   Accumulation Unit Value Ending....................................... $10.253 $10.411 $12.016      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.796 $10.944 $11.824
   Accumulation Unit Value Ending....................................... $10.796 $10.944 $11.824 $11.536
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.349 $10.734      --
   Accumulation Unit Value Ending....................................... $10.349 $10.734 $12.375      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.578 $10.569 $11.382
   Accumulation Unit Value Ending....................................... $10.578 $10.569 $11.382 $11.313
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.399 $10.611 $11.148
   Accumulation Unit Value Ending....................................... $10.399 $10.611 $11.148 $12.116
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.735 $11.248 $12.411
   Accumulation Unit Value Ending....................................... $10.735 $11.248 $12.411 $13.367
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.876 $10.155 $11.228
   Accumulation Unit Value Ending....................................... $ 9.876 $10.155 $11.228 $11.239
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.709 $10.757 $11.756
   Accumulation Unit Value Ending....................................... $10.709 $10.757 $11.756 $11.960
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.097 $11.568 $13.648
   Accumulation Unit Value Ending....................................... $11.097 $11.568 $13.648 $14.374
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.663 $11.727
   Accumulation Unit Value Ending.......................................      -- $11.663 $11.727 $12.172
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.312 $12.632 $14.515
   Accumulation Unit Value Ending..................................... $11.312 $12.632 $14.515 $15.072
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.245 $12.079 $13.560
   Accumulation Unit Value Ending..................................... $11.245 $12.079 $13.560 $13.089
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.310 $10.614 $10.619
   Accumulation Unit Value Ending..................................... $10.310 $10.614 $10.619 $10.772
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.890 $ 9.951 $10.192
   Accumulation Unit Value Ending..................................... $ 9.890 $ 9.951 $10.192 $10.464
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.523 $10.517 $10.370
   Accumulation Unit Value Ending..................................... $10.523 $10.517 $10.370 $11.235
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.212 $10.242 $10.414
   Accumulation Unit Value Ending..................................... $10.212 $10.242 $10.414 $11.088
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.750 $10.813 $11.730
   Accumulation Unit Value Ending..................................... $10.750 $10.813 $11.730 $10.973
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.151 $10.423 $11.365
   Accumulation Unit Value Ending..................................... $11.151 $10.423 $11.365 $11.829
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.526 $11.718 $12.779
   Accumulation Unit Value Ending..................................... $10.526 $11.718 $12.779 $15.355
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.417 $10.774 $11.533
   Accumulation Unit Value Ending..................................... $10.417 $10.774 $11.533 $12.699
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.029 $11.197 $13.007
   Accumulation Unit Value Ending..................................... $11.029 $11.197 $13.007 $13.118
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.849 $ 9.662 $10.278
   Accumulation Unit Value Ending..................................... $ 9.849 $ 9.662 $10.278 $10.469
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.022 $15.536 $21.218
   Accumulation Unit Value Ending..................................... $12.022 $15.536 $21.218 $28.584
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.369 $18.368 $22.387
   Accumulation Unit Value Ending..................................... $12.369 $18.368 $22.387 $31.855
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.035 $12.004 $12.331
   Accumulation Unit Value Ending..................................... $11.035 $12.004 $12.331 $14.196
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.117 $10.229 $10.326
   Accumulation Unit Value Ending..................................... $10.117 $10.229 $10.326 $10.818
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.006 $11.823 $13.425
   Accumulation Unit Value Ending..................................... $11.006 $11.823 $13.425 $13.473
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.311 $11.658 $11.849
   Accumulation Unit Value Ending................................. $10.311 $11.658 $11.849 $14.111
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.764 $14.590 $19.666
   Accumulation Unit Value Ending................................. $12.764 $14.590 $19.666 $15.925
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.459
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.698
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 2.05



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.666 $11.004 $12.161
   Accumulation Unit Value Ending............................. $10.666 $11.004 $12.161 $12.061
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.227 $10.866 $11.277
   Accumulation Unit Value Ending............................. $10.227 $10.866 $11.277 $12.328
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.741
   Accumulation Unit Value Ending.............................      --      -- $10.741 $11.337
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.908 $11.449 $12.434
   Accumulation Unit Value Ending............................. $10.908 $11.449 $12.434 $13.295
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.028 $10.963 $11.254
   Accumulation Unit Value Ending............................. $10.028 $10.963 $11.254 $13.172
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.144 $11.331 $13.191
   Accumulation Unit Value Ending............................. $10.144 $11.331 $13.191 $17.190
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.549 $11.308 $12.159
   Accumulation Unit Value Ending............................. $10.549 $11.308 $12.159 $15.617
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.141 $10.299 $10.797
   Accumulation Unit Value Ending............................. $10.141 $10.299 $10.797 $12.167
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.305 $12.905 $14.072
   Accumulation Unit Value Ending............................. $11.305 $12.905 $14.072 $16.150
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.760 $11.116 $13.046
   Accumulation Unit Value Ending............................. $10.760 $11.116 $13.046 $12.926
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.736 $10.052 $10.483
   Accumulation Unit Value Ending............................. $ 9.736 $10.052 $10.483 $12.991
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.589 $10.834 $12.239
   Accumulation Unit Value Ending............................. $10.589 $10.834 $12.239 $12.595
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.140 $10.110 $10.303
   Accumulation Unit Value Ending............................. $10.140 $10.110 $10.303 $10.492
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.892 $ 9.948 $10.185
   Accumulation Unit Value Ending............................. $ 9.892 $ 9.948 $10.185 $10.459
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.850 $12.612 $14.535
   Accumulation Unit Value Ending....................................... $10.850 $12.612 $14.535 $16.646
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.546 $11.111 $12.005
   Accumulation Unit Value Ending....................................... $10.546 $11.111 $12.005 $12.954
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.233 $11.678 $13.492
   Accumulation Unit Value Ending....................................... $11.233 $11.678 $13.492 $15.610
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.406 $12.563 $13.414
   Accumulation Unit Value Ending....................................... $11.406 $12.563 $13.414 $17.933
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.219 $12.077 $13.598
   Accumulation Unit Value Ending....................................... $11.219 $12.077 $13.598 $14.259
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.255 $12.216 $13.241
   Accumulation Unit Value Ending....................................... $11.255 $12.216 $13.241 $13.749
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.914 $13.016
   Accumulation Unit Value Ending.......................................      -- $10.914 $13.016 $11.956
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.248 $10.401      --
   Accumulation Unit Value Ending....................................... $10.248 $10.401 $11.998      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.791 $10.934 $11.806
   Accumulation Unit Value Ending....................................... $10.791 $10.934 $11.806 $11.513
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.344 $10.724      --
   Accumulation Unit Value Ending....................................... $10.344 $10.724 $12.357      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.573 $10.559 $11.365
   Accumulation Unit Value Ending....................................... $10.573 $10.559 $11.365 $11.290
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.394 $10.601 $11.132
   Accumulation Unit Value Ending....................................... $10.394 $10.601 $11.132 $12.092
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.730 $11.237 $12.392
   Accumulation Unit Value Ending....................................... $10.730 $11.237 $12.392 $13.341
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.871 $10.146 $11.212
   Accumulation Unit Value Ending....................................... $ 9.871 $10.146 $11.212 $11.216
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.704 $10.746 $11.738
   Accumulation Unit Value Ending....................................... $10.704 $10.746 $11.738 $11.937
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.092 $11.556 $13.628
   Accumulation Unit Value Ending....................................... $11.092 $11.556 $13.628 $14.346
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.659 $11.717
   Accumulation Unit Value Ending.......................................      -- $11.659 $11.717 $12.156
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.306 $12.620 $14.493
   Accumulation Unit Value Ending..................................... $11.306 $12.620 $14.493 $15.042
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.240 $12.068 $13.540
   Accumulation Unit Value Ending..................................... $11.240 $12.068 $13.540 $13.063
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.305 $10.603 $10.603
   Accumulation Unit Value Ending..................................... $10.305 $10.603 $10.603 $10.751
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.885 $ 9.941 $10.177
   Accumulation Unit Value Ending..................................... $ 9.885 $ 9.941 $10.177 $10.443
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.518 $10.507 $10.354
   Accumulation Unit Value Ending..................................... $10.518 $10.507 $10.354 $11.213
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.207 $10.232 $10.399
   Accumulation Unit Value Ending..................................... $10.207 $10.232 $10.399 $11.066
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.746 $10.804 $11.714
   Accumulation Unit Value Ending..................................... $10.746 $10.804 $11.714 $10.952
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.146 $10.413 $11.348
   Accumulation Unit Value Ending..................................... $11.146 $10.413 $11.348 $11.805
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.521 $11.707 $12.760
   Accumulation Unit Value Ending..................................... $10.521 $11.707 $12.760 $15.324
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.412 $10.764 $11.516
   Accumulation Unit Value Ending..................................... $10.412 $10.764 $11.516 $12.674
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.024 $11.186 $12.988
   Accumulation Unit Value Ending..................................... $11.024 $11.186 $12.988 $13.092
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.844 $ 9.653 $10.263
   Accumulation Unit Value Ending..................................... $ 9.844 $ 9.653 $10.263 $10.449
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.016 $15.521 $21.187
   Accumulation Unit Value Ending..................................... $12.016 $15.521 $21.187 $28.527
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.363 $18.350 $22.354
   Accumulation Unit Value Ending..................................... $12.363 $18.350 $22.354 $31.791
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.030 $11.993 $12.313
   Accumulation Unit Value Ending..................................... $11.030 $11.993 $12.313 $14.167
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.112 $10.220 $10.311
   Accumulation Unit Value Ending..................................... $10.112 $10.220 $10.311 $10.796
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.001 $11.812 $13.405
   Accumulation Unit Value Ending..................................... $11.001 $11.812 $13.405 $13.446
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.306 $11.647 $11.831
   Accumulation Unit Value Ending................................. $10.306 $11.647 $11.831 $14.083
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.758 $14.576 $19.636
   Accumulation Unit Value Ending................................. $12.758 $14.576 $19.636 $15.893
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.456
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.695
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
  with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)
                           Mortality & Expense = 2.1



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.661 $10.993 $12.143
   Accumulation Unit Value Ending............................. $10.661 $10.993 $12.143 $12.037
   Number of Units Outstanding at End of Year.................     681     795     866     787
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.222 $10.856 $11.261
   Accumulation Unit Value Ending............................. $10.222 $10.856 $11.261 $12.303
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.737
   Accumulation Unit Value Ending.............................      --      -- $10.737 $11.327
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.902 $11.438 $12.416
   Accumulation Unit Value Ending............................. $10.902 $11.438 $12.416 $13.269
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.023 $10.952 $11.237
   Accumulation Unit Value Ending............................. $10.023 $10.952 $11.237 $13.146
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.139 $11.320 $13.171
   Accumulation Unit Value Ending............................. $10.139 $11.320 $13.171 $17.156
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.544 $11.297 $12.141
   Accumulation Unit Value Ending............................. $10.544 $11.297 $12.141 $15.586
   Number of Units Outstanding at End of Year.................       0       0     486     486
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.137 $10.289 $10.781
   Accumulation Unit Value Ending............................. $10.137 $10.289 $10.781 $12.143
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.300 $12.892 $14.051
   Accumulation Unit Value Ending............................. $11.300 $12.892 $14.051 $16.117
   Number of Units Outstanding at End of Year.................       0      87     129     690
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.755 $11.105 $13.026
   Accumulation Unit Value Ending............................. $10.755 $11.105 $13.026 $12.900
   Number of Units Outstanding at End of Year.................   1,413   1,537   2,224   1,413
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.732 $10.042 $10.467
   Accumulation Unit Value Ending............................. $ 9.732 $10.042 $10.467 $12.965
   Number of Units Outstanding at End of Year.................       0       0     261     261
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.584 $10.824 $12.221
   Accumulation Unit Value Ending............................. $10.584 $10.824 $12.221 $12.570
   Number of Units Outstanding at End of Year.................       0     102     623     587
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.135 $10.101 $10.288
   Accumulation Unit Value Ending............................. $10.135 $10.101 $10.288 $10.471
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.887 $ 9.939 $10.170
   Accumulation Unit Value Ending............................. $ 9.887 $ 9.939 $10.170 $10.438
   Number of Units Outstanding at End of Year.................   4,007   4,182   4,665   4,304

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.845 $12.600 $14.514
   Accumulation Unit Value Ending....................................... $10.845 $12.600 $14.514 $16.613
   Number of Units Outstanding at End of Year...........................       0       0     401     401
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.542 $11.100 $11.987
   Accumulation Unit Value Ending....................................... $10.542 $11.100 $11.987 $12.928
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.228 $11.667 $13.472
   Accumulation Unit Value Ending....................................... $11.228 $11.667 $13.472 $15.578
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.401 $12.551 $13.394
   Accumulation Unit Value Ending....................................... $11.401 $12.551 $13.394 $17.897
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.214 $12.065 $13.578
   Accumulation Unit Value Ending....................................... $11.214 $12.065 $13.578 $14.230
   Number of Units Outstanding at End of Year...........................     647     631     638     566
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.250 $12.204 $13.222
   Accumulation Unit Value Ending....................................... $11.250 $12.204 $13.222 $13.722
   Number of Units Outstanding at End of Year...........................     645     624     656     587
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.910 $13.004
   Accumulation Unit Value Ending.......................................      -- $10.910 $13.004 $11.939
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.243 $10.391      --
   Accumulation Unit Value Ending....................................... $10.243 $10.391 $11.980      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.786 $10.923 $11.789
   Accumulation Unit Value Ending....................................... $10.786 $10.923 $11.789 $11.490
   Number of Units Outstanding at End of Year...........................   1,226   1,273   1,355   1,381
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.339 $10.713      --
   Accumulation Unit Value Ending....................................... $10.339 $10.713 $12.338      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.568 $10.548 $11.348
   Accumulation Unit Value Ending....................................... $10.568 $10.548 $11.348 $11.268
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.389 $10.591 $11.115
   Accumulation Unit Value Ending....................................... $10.389 $10.591 $11.115 $12.067
   Number of Units Outstanding at End of Year...........................       0     105     157     121
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.725 $11.226 $12.374
   Accumulation Unit Value Ending....................................... $10.725 $11.226 $12.374 $13.314
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.867 $10.136 $11.195
   Accumulation Unit Value Ending....................................... $ 9.867 $10.136 $11.195 $11.194
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.699 $10.736 $11.721
   Accumulation Unit Value Ending....................................... $10.699 $10.736 $11.721 $11.913
   Number of Units Outstanding at End of Year...........................       0     623     933     720
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.087 $11.545 $13.608
   Accumulation Unit Value Ending....................................... $11.087 $11.545 $13.608 $14.317
   Number of Units Outstanding at End of Year...........................       0      96     144     111
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.655 $11.707
   Accumulation Unit Value Ending.......................................      -- $11.655 $11.707 $12.139
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.301 $12.607 $14.472
   Accumulation Unit Value Ending..................................... $11.301 $12.607 $14.472 $15.012
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.235 $12.056 $13.520
   Accumulation Unit Value Ending..................................... $11.235 $12.056 $13.520 $13.037
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.300 $10.593 $10.588
   Accumulation Unit Value Ending..................................... $10.300 $10.593 $10.588 $10.730
   Number of Units Outstanding at End of Year.........................       0       0       0     887
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.881 $ 9.931 $10.162
   Accumulation Unit Value Ending..................................... $ 9.881 $ 9.931 $10.162 $10.422
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.513 $10.497 $10.339
   Accumulation Unit Value Ending..................................... $10.513 $10.497 $10.339 $11.191
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.202 $10.222 $10.383
   Accumulation Unit Value Ending..................................... $10.202 $10.222 $10.383 $11.044
   Number of Units Outstanding at End of Year.........................   2,846   3,088   3,503   3,046
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.742 $10.794 $11.698
   Accumulation Unit Value Ending..................................... $10.742 $10.794 $11.698 $10.931
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.141 $10.403 $11.332
   Accumulation Unit Value Ending..................................... $11.141 $10.403 $11.332 $11.782
   Number of Units Outstanding at End of Year.........................     652     732     765     684
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.516 $11.695 $12.741
   Accumulation Unit Value Ending..................................... $10.516 $11.695 $12.741 $15.293
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.408 $10.753 $11.499
   Accumulation Unit Value Ending..................................... $10.408 $10.753 $11.499 $12.649
   Number of Units Outstanding at End of Year.........................       0     103     154     119
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.019 $11.176 $12.969
   Accumulation Unit Value Ending..................................... $11.019 $11.176 $12.969 $13.066
   Number of Units Outstanding at End of Year.........................     659     880     967     847
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.840 $ 9.643 $10.248
   Accumulation Unit Value Ending..................................... $ 9.840 $ 9.643 $10.248 $10.428
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.011 $15.506 $21.156
   Accumulation Unit Value Ending..................................... $12.011 $15.506 $21.156 $28.470
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.357 $18.332 $22.321
   Accumulation Unit Value Ending..................................... $12.357 $18.332 $22.321 $31.728
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.025 $11.981 $12.295
   Accumulation Unit Value Ending..................................... $11.025 $11.981 $12.295 $14.139
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.108 $10.210 $10.296
   Accumulation Unit Value Ending..................................... $10.108 $10.210 $10.296 $10.775
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.996 $11.800 $13.385
   Accumulation Unit Value Ending..................................... $10.996 $11.800 $13.385 $13.419
   Number of Units Outstanding at End of Year.........................     721   1,084   1,281   1,146

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.302 $11.635 $11.814
   Accumulation Unit Value Ending................................. $10.302 $11.635 $11.814 $14.055
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.752 $14.562 $19.607
   Accumulation Unit Value Ending................................. $12.752 $14.562 $19.607 $15.862
   Number of Units Outstanding at End of Year.....................   4,453   4,090   3,467   3,448
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.453
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.691
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 2.15



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.656 $10.982 $12.125
   Accumulation Unit Value Ending............................. $10.656 $10.982 $12.125 $12.013
   Number of Units Outstanding at End of Year.................   1,068   1,059       0   1,084
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.217 $10.845 $11.244
   Accumulation Unit Value Ending............................. $10.217 $10.845 $11.244 $12.279
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.734
   Accumulation Unit Value Ending.............................      --      -- $10.734 $11.317
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.897 $11.427 $12.398
   Accumulation Unit Value Ending............................. $10.897 $11.427 $12.398 $13.242
   Number of Units Outstanding at End of Year.................   1,097   1,072       0   1,041
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.019 $10.942 $11.220
   Accumulation Unit Value Ending............................. $10.019 $10.942 $11.220 $13.120
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.134 $11.309 $13.152
   Accumulation Unit Value Ending............................. $10.134 $11.309 $13.152 $17.121
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.539 $11.286 $12.123
   Accumulation Unit Value Ending............................. $10.539 $11.286 $12.123 $15.555
   Number of Units Outstanding at End of Year.................  18,946  18,946       0  18,946
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.132 $10.279 $10.765
   Accumulation Unit Value Ending............................. $10.132 $10.279 $10.765 $12.119
   Number of Units Outstanding at End of Year.................     113     118       0     123
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.295 $12.880 $14.030
   Accumulation Unit Value Ending............................. $11.295 $12.880 $14.030 $16.085
   Number of Units Outstanding at End of Year.................     156     147     292     136
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.750 $11.095 $13.007
   Accumulation Unit Value Ending............................. $10.750 $11.095 $13.007 $12.875
   Number of Units Outstanding at End of Year.................   1,004     993       0     957
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.727 $10.032 $10.452
   Accumulation Unit Value Ending............................. $ 9.727 $10.032 $10.452 $12.939
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.579 $10.813 $12.202
   Accumulation Unit Value Ending............................. $10.579 $10.813 $12.202 $12.544
   Number of Units Outstanding at End of Year.................   1,020   1,019       0     982
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.130 $10.091 $10.272
   Accumulation Unit Value Ending............................. $10.130 $10.091 $10.272 $10.450
   Number of Units Outstanding at End of Year.................      55       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.882 $ 9.929 $10.155
   Accumulation Unit Value Ending............................. $ 9.882 $ 9.929 $10.155 $10.417
   Number of Units Outstanding at End of Year.................   1,092   1,109       0   1,183

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.840 $12.588 $14.492
   Accumulation Unit Value Ending....................................... $10.840 $12.588 $14.492 $16.580
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.537 $11.089 $11.970
   Accumulation Unit Value Ending....................................... $10.537 $11.089 $11.970 $12.902
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.223 $11.655 $13.452
   Accumulation Unit Value Ending....................................... $11.223 $11.655 $13.452 $15.547
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.395 $12.539 $13.375
   Accumulation Unit Value Ending....................................... $11.395 $12.539 $13.375 $17.861
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.209 $12.053 $13.558
   Accumulation Unit Value Ending....................................... $11.209 $12.053 $13.558 $14.202
   Number of Units Outstanding at End of Year...........................       0       0     565       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.245 $12.192 $13.202
   Accumulation Unit Value Ending....................................... $11.245 $12.192 $13.202 $13.695
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.906 $12.993
   Accumulation Unit Value Ending.......................................      -- $10.906 $12.993 $11.923
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning                                    $10.000 $10.238 $10.381      --
   Accumulation Unit Value Ending....................................... $10.238 $10.381 $11.962      --
   Number of Units Outstanding at End of Year...........................   2,108   2,122       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.781 $10.912 $11.771
   Accumulation Unit Value Ending....................................... $10.781 $10.912 $11.771 $11.467
   Number of Units Outstanding at End of Year...........................       0       0     310       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning                                    $10.000 $10.335 $10.703      --
   Accumulation Unit Value Ending....................................... $10.335 $10.703 $12.320      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.563 $10.538 $11.331
   Accumulation Unit Value Ending....................................... $10.563 $10.538 $11.331 $11.245
   Number of Units Outstanding at End of Year...........................   1,075   1,101       0   1,160
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.384 $10.580 $11.098
   Accumulation Unit Value Ending....................................... $10.384 $10.580 $11.098 $12.043
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.720 $11.215 $12.355
   Accumulation Unit Value Ending....................................... $10.720 $11.215 $12.355 $13.288
   Number of Units Outstanding at End of Year...........................   1,007     982       0     927
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.862 $10.126 $11.178
   Accumulation Unit Value Ending....................................... $ 9.862 $10.126 $11.178 $11.171
   Number of Units Outstanding at End of Year...........................   1,094   1,088       0   1,103
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.694 $10.725 $11.703
   Accumulation Unit Value Ending....................................... $10.694 $10.725 $11.703 $11.889
   Number of Units Outstanding at End of Year...........................   1,009   1,027     314   1,036
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.082 $11.534 $13.587
   Accumulation Unit Value Ending....................................... $11.082 $11.534 $13.587 $14.288
   Number of Units Outstanding at End of Year...........................     974     955       0     862
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning                                         -- $10.000 $11.651 $11.697
   Accumulation Unit Value Ending.......................................      -- $11.651 $11.697 $12.123
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.296 $12.595 $14.450
   Accumulation Unit Value Ending..................................... $11.296 $12.595 $14.450 $14.982
   Number of Units Outstanding at End of Year.........................  17,596  17,587       0  17,580
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.230 $12.044 $13.500
   Accumulation Unit Value Ending..................................... $11.230 $12.044 $13.500 $13.011
   Number of Units Outstanding at End of Year.........................       0      52       0      52
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.296 $10.583 $10.572
   Accumulation Unit Value Ending..................................... $10.296 $10.583 $10.572 $10.708
   Number of Units Outstanding at End of Year.........................   1,048   1,041     574   1,151
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.876 $ 9.922 $10.147
   Accumulation Unit Value Ending..................................... $ 9.876 $ 9.922 $10.147 $10.401
   Number of Units Outstanding at End of Year.........................   1,093   1,110     635   1,184
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.508 $10.487 $10.324
   Accumulation Unit Value Ending..................................... $10.508 $10.487 $10.324 $11.168
   Number of Units Outstanding at End of Year.........................       0       0     477       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.197 $10.212 $10.368
   Accumulation Unit Value Ending..................................... $10.197 $10.212 $10.368 $11.022
   Number of Units Outstanding at End of Year.........................   1,114   1,136       0   1,188
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.739 $10.785 $11.682
   Accumulation Unit Value Ending..................................... $10.739 $10.785 $11.682 $10.911
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.136 $10.393 $11.315
   Accumulation Unit Value Ending..................................... $11.136 $10.393 $11.315 $11.758
   Number of Units Outstanding at End of Year.........................     969   1,060       0   1,048
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.511 $11.684 $12.722
   Accumulation Unit Value Ending..................................... $10.511 $11.684 $12.722 $15.263
   Number of Units Outstanding at End of Year.........................   1,027     943       0     807
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.403 $10.743 $11.481
   Accumulation Unit Value Ending..................................... $10.403 $10.743 $11.481 $12.623
   Number of Units Outstanding at End of Year.........................     112     117     335     112
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.014 $11.165 $12.949
   Accumulation Unit Value Ending..................................... $11.014 $11.165 $12.949 $13.040
   Number of Units Outstanding at End of Year.........................  17,644  17,654     737  17,611
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.835 $ 9.634 $10.233
   Accumulation Unit Value Ending..................................... $ 9.835 $ 9.634 $10.233 $10.407
   Number of Units Outstanding at End of Year.........................   1,097   1,143       0   1,184
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.005 $15.491 $21.124
   Accumulation Unit Value Ending..................................... $12.005 $15.491 $21.124 $28.413
   Number of Units Outstanding at End of Year.........................       0       0     130       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.352 $18.314 $22.288
   Accumulation Unit Value Ending..................................... $12.352 $18.314 $22.288 $31.665
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.019 $11.969 $12.277
   Accumulation Unit Value Ending..................................... $11.019 $11.969 $12.277 $14.111
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.103 $10.200 $10.281
   Accumulation Unit Value Ending..................................... $10.103 $10.200 $10.281 $10.753
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.991 $11.789 $13.365
   Accumulation Unit Value Ending..................................... $10.991 $11.789 $13.365 $13.392
   Number of Units Outstanding at End of Year.........................     107     103       0     106

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.297 $11.624 $11.796
   Accumulation Unit Value Ending................................. $10.297 $11.624 $11.796 $14.027
   Number of Units Outstanding at End of Year.....................      57      56       0      51
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.746 $14.547 $19.578
   Accumulation Unit Value Ending................................. $12.746 $14.547 $19.578 $15.830
   Number of Units Outstanding at End of Year.....................  24,708  24,618     582  24,640
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.450
   Number of Units Outstanding at End of Year.....................      --      --      --   2,608
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.688
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 2.2



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.651 $10.972 $12.107
   Accumulation Unit Value Ending............................. $10.651 $10.972 $12.107 $11.988
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.213 $10.834 $11.227
   Accumulation Unit Value Ending............................. $10.213 $10.834 $11.227 $12.254
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.730
   Accumulation Unit Value Ending.............................      --      -- $10.730 $11.308
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.892 $11.416 $12.379
   Accumulation Unit Value Ending............................. $10.892 $11.416 $12.379 $13.216
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.014 $10.931 $11.204
   Accumulation Unit Value Ending............................. $10.014 $10.931 $11.204 $13.093
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.130 $11.298 $13.132
   Accumulation Unit Value Ending............................. $10.130 $11.298 $13.132 $17.087
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.535 $11.275 $12.105
   Accumulation Unit Value Ending............................. $10.535 $11.275 $12.105 $15.524
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.127 $10.269 $10.749
   Accumulation Unit Value Ending............................. $10.127 $10.269 $10.749 $12.094
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.290 $12.867 $14.009
   Accumulation Unit Value Ending............................. $11.290 $12.867 $14.009 $16.053
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.745 $11.084 $12.988
   Accumulation Unit Value Ending............................. $10.745 $11.084 $12.988 $12.849
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.723 $10.022 $10.436
   Accumulation Unit Value Ending............................. $ 9.723 $10.022 $10.436 $12.913
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.575 $10.803 $12.184
   Accumulation Unit Value Ending............................. $10.575 $10.803 $12.184 $12.519
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.126 $10.081 $10.257
   Accumulation Unit Value Ending............................. $10.126 $10.081 $10.257 $10.429
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.878 $ 9.919 $10.140
   Accumulation Unit Value Ending............................. $ 9.878 $ 9.919 $10.140 $10.396
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.835 $12.575 $14.471
   Accumulation Unit Value Ending....................................... $10.835 $12.575 $14.471 $16.547
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.532 $11.079 $11.952
   Accumulation Unit Value Ending....................................... $10.532 $11.079 $11.952 $12.877
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.218 $11.644 $13.432
   Accumulation Unit Value Ending....................................... $11.218 $11.644 $13.432 $15.516
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.390 $12.526 $13.355
   Accumulation Unit Value Ending....................................... $11.390 $12.526 $13.355 $17.825
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.204 $12.042 $13.538
   Accumulation Unit Value Ending....................................... $11.204 $12.042 $13.538 $14.173
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.239 $12.180 $13.182
   Accumulation Unit Value Ending....................................... $11.239 $12.180 $13.182 $13.667
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.903 $12.982
   Accumulation Unit Value Ending.......................................      -- $10.903 $12.982 $11.907
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.234 $10.371      --
   Accumulation Unit Value Ending....................................... $10.234 $10.371 $11.944      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.776 $10.902 $11.754
   Accumulation Unit Value Ending....................................... $10.776 $10.902 $11.754 $11.444
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.330 $10.692      --
   Accumulation Unit Value Ending....................................... $10.330 $10.692 $12.302      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.558 $10.528 $11.314
   Accumulation Unit Value Ending....................................... $10.558 $10.528 $11.314 $11.223
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.379 $10.570 $11.082
   Accumulation Unit Value Ending....................................... $10.379 $10.570 $11.082 $12.019
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.715 $11.205 $12.337
   Accumulation Unit Value Ending....................................... $10.715 $11.205 $12.337 $13.261
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.857 $10.116 $11.162
   Accumulation Unit Value Ending....................................... $ 9.857 $10.116 $11.162 $11.149
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.689 $10.715 $11.686
   Accumulation Unit Value Ending....................................... $10.689 $10.715 $11.686 $11.865
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.077 $11.523 $13.567
   Accumulation Unit Value Ending....................................... $11.077 $11.523 $13.567 $14.260
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.647 $11.687
   Accumulation Unit Value Ending.......................................      -- $11.647 $11.687 $12.106
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.291 $12.583 $14.429
   Accumulation Unit Value Ending..................................... $11.291 $12.583 $14.429 $14.952
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.224 $12.032 $13.480
   Accumulation Unit Value Ending..................................... $11.224 $12.032 $13.480 $12.985
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.291 $10.572 $10.556
   Accumulation Unit Value Ending..................................... $10.291 $10.572 $10.556 $10.687
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.872 $ 9.912 $10.132
   Accumulation Unit Value Ending..................................... $ 9.872 $ 9.912 $10.132 $10.381
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.503 $10.476 $10.308
   Accumulation Unit Value Ending..................................... $10.503 $10.476 $10.308 $11.146
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.193 $10.202 $10.352
   Accumulation Unit Value Ending..................................... $10.193 $10.202 $10.352 $10.999
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.735 $10.776 $11.666
   Accumulation Unit Value Ending..................................... $10.735 $10.776 $11.666 $10.891
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.130 $10.383 $11.298
   Accumulation Unit Value Ending..................................... $11.130 $10.383 $11.298 $11.735
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.506 $11.673 $12.703
   Accumulation Unit Value Ending..................................... $10.506 $11.673 $12.703 $15.232
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.398 $10.732 $11.464
   Accumulation Unit Value Ending..................................... $10.398 $10.732 $11.464 $12.598
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.009 $11.154 $12.930
   Accumulation Unit Value Ending..................................... $11.009 $11.154 $12.930 $13.014
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.830 $ 9.625 $10.218
   Accumulation Unit Value Ending..................................... $ 9.830 $ 9.625 $10.218 $10.386
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.000 $15.476 $21.093
   Accumulation Unit Value Ending..................................... $12.000 $15.476 $21.093 $28.356
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.346 $18.296 $22.255
   Accumulation Unit Value Ending..................................... $12.346 $18.296 $22.255 $31.601
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.014 $11.958 $12.258
   Accumulation Unit Value Ending..................................... $11.014 $11.958 $12.258 $14.083
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.098 $10.190 $10.265
   Accumulation Unit Value Ending..................................... $10.098 $10.190 $10.265 $10.732
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.986 $11.777 $13.345
   Accumulation Unit Value Ending..................................... $10.986 $11.777 $13.345 $13.366
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.292 $11.613 $11.779
   Accumulation Unit Value Ending................................. $10.292 $11.613 $11.779 $13.999
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.740 $14.533 $19.549
   Accumulation Unit Value Ending................................. $12.740 $14.533 $19.549 $15.798
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.446
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.685
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
 with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without
                                     ABR)
                           Mortality & Expense = 2.3



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.641 $10.950 $12.071
   Accumulation Unit Value Ending............................. $10.641 $10.950 $12.071 $11.941
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.203 $10.813 $11.194
   Accumulation Unit Value Ending............................. $10.203 $10.813 $11.194 $12.205
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.723
   Accumulation Unit Value Ending.............................      --      -- $10.723 $11.288
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.882 $11.394 $12.342
   Accumulation Unit Value Ending............................. $10.882 $11.394 $12.342 $13.163
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.005 $10.910 $11.170
   Accumulation Unit Value Ending............................. $10.005 $10.910 $11.170 $13.041
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.120 $11.276 $13.093
   Accumulation Unit Value Ending............................. $10.120 $11.276 $13.093 $17.019
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.525 $11.253 $12.069
   Accumulation Unit Value Ending............................. $10.525 $11.253 $12.069 $15.462
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.118 $10.249 $10.717
   Accumulation Unit Value Ending............................. $10.118 $10.249 $10.717 $12.046
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.279 $12.842 $13.967
   Accumulation Unit Value Ending............................. $11.279 $12.842 $13.967 $15.989
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.735 $11.062 $12.949
   Accumulation Unit Value Ending............................. $10.735 $11.062 $12.949 $12.798
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.714 $10.003 $10.405
   Accumulation Unit Value Ending............................. $ 9.714 $10.003 $10.405 $12.861
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.565 $10.782 $12.148
   Accumulation Unit Value Ending............................. $10.565 $10.782 $12.148 $12.469
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.116 $10.061 $10.227
   Accumulation Unit Value Ending............................. $10.116 $10.061 $10.227 $10.388
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.869 $ 9.900 $10.110
   Accumulation Unit Value Ending............................. $ 9.869 $ 9.900 $10.110 $10.355
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.825 $12.551 $14.428
   Accumulation Unit Value Ending....................................... $10.825 $12.551 $14.428 $16.481
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.522 $11.057 $11.916
   Accumulation Unit Value Ending....................................... $10.522 $11.057 $11.916 $12.825
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.207 $11.621 $13.392
   Accumulation Unit Value Ending....................................... $11.207 $11.621 $13.392 $15.454
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.379 $12.502 $13.315
   Accumulation Unit Value Ending....................................... $11.379 $12.502 $13.315 $17.754
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.193 $12.018 $13.498
   Accumulation Unit Value Ending....................................... $11.193 $12.018 $13.498 $14.117
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.229 $12.156 $13.143
   Accumulation Unit Value Ending....................................... $11.229 $12.156 $13.143 $13.613
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.895 $12.960
   Accumulation Unit Value Ending.......................................      -- $10.895 $12.960 $11.874
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.224 $10.351      --
   Accumulation Unit Value Ending....................................... $10.224 $10.351 $11.909      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.766 $10.881 $11.719
   Accumulation Unit Value Ending....................................... $10.766 $10.881 $11.719 $11.398
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.320 $10.672      --
   Accumulation Unit Value Ending....................................... $10.320 $10.672 $12.265      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.549 $10.507 $11.281
   Accumulation Unit Value Ending....................................... $10.549 $10.507 $11.281 $11.178
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.370 $10.549 $11.049
   Accumulation Unit Value Ending....................................... $10.370 $10.549 $11.049 $11.971
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.705 $11.183 $12.300
   Accumulation Unit Value Ending....................................... $10.705 $11.183 $12.300 $13.208
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.848 $10.096 $11.129
   Accumulation Unit Value Ending....................................... $ 9.848 $10.096 $11.129 $11.105
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.679 $10.694 $11.651
   Accumulation Unit Value Ending....................................... $10.679 $10.694 $11.651 $11.818
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.067 $11.500 $13.527
   Accumulation Unit Value Ending....................................... $11.067 $11.500 $13.527 $14.203
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.639 $11.667
   Accumulation Unit Value Ending.......................................      -- $11.639 $11.667 $12.073
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.280 $12.558 $14.386
   Accumulation Unit Value Ending..................................... $11.280 $12.558 $14.386 $14.893
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.214 $12.009 $13.440
   Accumulation Unit Value Ending..................................... $11.214 $12.009 $13.440 $12.933
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.281 $10.552 $10.525
   Accumulation Unit Value Ending..................................... $10.281 $10.552 $10.525 $10.644
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.862 $ 9.893 $10.102
   Accumulation Unit Value Ending..................................... $ 9.862 $ 9.893 $10.102 $10.339
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.494 $10.456 $10.278
   Accumulation Unit Value Ending..................................... $10.494 $10.456 $10.278 $11.101
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.183 $10.182 $10.322
   Accumulation Unit Value Ending..................................... $10.183 $10.182 $10.322 $10.956
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.728 $10.758 $11.634
   Accumulation Unit Value Ending..................................... $10.728 $10.758 $11.634 $10.850
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.120 $10.362 $11.265
   Accumulation Unit Value Ending..................................... $11.120 $10.362 $11.265 $11.688
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.496 $11.650 $12.666
   Accumulation Unit Value Ending..................................... $10.496 $11.650 $12.666 $15.171
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.388 $10.711 $11.430
   Accumulation Unit Value Ending..................................... $10.388 $10.711 $11.430 $12.548
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.999 $11.132 $12.892
   Accumulation Unit Value Ending..................................... $10.999 $11.132 $12.892 $12.962
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.821 $ 9.606 $10.187
   Accumulation Unit Value Ending..................................... $ 9.821 $ 9.606 $10.187 $10.345
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $11.988 $15.446 $21.030
   Accumulation Unit Value Ending..................................... $11.988 $15.446 $21.030 $28.243
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.334 $18.261 $22.189
   Accumulation Unit Value Ending..................................... $12.334 $18.261 $22.189 $31.475
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.004 $11.934 $12.222
   Accumulation Unit Value Ending..................................... $11.004 $11.934 $12.222 $14.026
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.089 $10.170 $10.235
   Accumulation Unit Value Ending..................................... $10.089 $10.170 $10.235 $10.689
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.976 $11.754 $13.306
   Accumulation Unit Value Ending..................................... $10.976 $11.754 $13.306 $13.312
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.282 $11.590 $11.744
   Accumulation Unit Value Ending................................. $10.282 $11.590 $11.744 $13.943
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.728 $14.505 $19.491
   Accumulation Unit Value Ending................................. $12.728 $14.505 $19.491 $15.735
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.440
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.678
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS ELITE - SAI
                          Accumulation Unit Values(1)
     with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 2.35



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.636 $10.939 $12.053
   Accumulation Unit Value Ending............................. $10.636 $10.939 $12.053 $11.917
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.198 $10.803 $11.177
   Accumulation Unit Value Ending............................. $10.198 $10.803 $11.177 $12.181
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.719
   Accumulation Unit Value Ending.............................      --      -- $10.719 $11.279
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.877      -- $12.324
   Accumulation Unit Value Ending............................. $10.877 $11.383      -- $13.137
   Number of Units Outstanding at End of Year.................       0       0      --       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.000 $10.899 $11.154
   Accumulation Unit Value Ending............................. $10.000 $10.899 $11.154 $13.015
   Number of Units Outstanding at End of Year.................     286     335     534     441
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.115 $11.265 $13.074
   Accumulation Unit Value Ending............................. $10.115 $11.265 $13.074 $16.985
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.520 $11.242 $12.051
   Accumulation Unit Value Ending............................. $10.520 $11.242 $12.051 $15.431
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.113 $10.239 $10.702
   Accumulation Unit Value Ending............................. $10.113 $10.239 $10.702 $12.022
   Number of Units Outstanding at End of Year.................   1,088   1,170   1,170   1,129
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.274 $12.829 $13.947
   Accumulation Unit Value Ending............................. $11.274 $12.829 $13.947 $15.957
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.730 $11.051 $12.930
   Accumulation Unit Value Ending............................. $10.730 $11.051 $12.930 $12.772
   Number of Units Outstanding at End of Year.................   1,085   1,163   1,163   1,122
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.709 $ 9.993 $10.390
   Accumulation Unit Value Ending............................. $ 9.709 $ 9.993 $10.390 $12.836
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.560 $10.771 $12.130
   Accumulation Unit Value Ending............................. $10.560 $10.771 $12.130 $12.444
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.112 $10.051 $10.211
   Accumulation Unit Value Ending............................. $10.112 $10.051 $10.211 $10.367
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.864 $ 9.890 $10.095
   Accumulation Unit Value Ending............................. $ 9.864 $ 9.890 $10.095 $10.334
   Number of Units Outstanding at End of Year.................     290     370     590     556

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.820 $12.539 $14.406
   Accumulation Unit Value Ending....................................... $10.820 $12.539 $14.406 $16.448
   Number of Units Outstanding at End of Year...........................     699     757     879     798
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.517 $11.046 $11.899
   Accumulation Unit Value Ending....................................... $10.517 $11.046 $11.899 $12.799
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.202 $11.610 $13.372
   Accumulation Unit Value Ending....................................... $11.202 $11.610 $13.372 $15.423
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.374 $12.490 $13.295
   Accumulation Unit Value Ending....................................... $11.374 $12.490 $13.295 $17.719
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.188 $12.007 $13.478
   Accumulation Unit Value Ending....................................... $11.188 $12.007 $13.478 $14.089
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.224 $12.144 $13.124
   Accumulation Unit Value Ending....................................... $11.224 $12.144 $13.124 $13.585
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.891 $12.949
   Accumulation Unit Value Ending.......................................      -- $10.891 $12.949 $11.858
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.219 $10.341      --
   Accumulation Unit Value Ending....................................... $10.219 $10.341 $11.891      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.761 $10.870 $11.701
   Accumulation Unit Value Ending....................................... $10.761 $10.870 $11.701 $11.376
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.315 $10.661      --
   Accumulation Unit Value Ending....................................... $10.315 $10.661 $12.247      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.544 $10.497 $11.264
   Accumulation Unit Value Ending....................................... $10.544 $10.497 $11.264 $11.156
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.365 $10.539 $11.033
   Accumulation Unit Value Ending....................................... $10.365 $10.539 $11.033 $11.947
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.700 $11.172 $12.282
   Accumulation Unit Value Ending....................................... $10.700 $11.172 $12.282 $13.182
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.844 $10.086 $11.112
   Accumulation Unit Value Ending....................................... $ 9.844 $10.086 $11.112 $11.082
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.674 $10.684 $11.634
   Accumulation Unit Value Ending....................................... $10.674 $10.684 $11.634 $11.794
   Number of Units Outstanding at End of Year...........................   1,759   2,021   2,445   2,342
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.061 $11.489 $13.507
   Accumulation Unit Value Ending....................................... $11.061 $11.489 $13.507 $14.175
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.635 $11.657
   Accumulation Unit Value Ending.......................................      -- $11.635 $11.657 $12.056
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.275 $12.546 $14.365
   Accumulation Unit Value Ending..................................... $11.275 $12.546 $14.365 $14.863
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.209 $11.997 $13.420
   Accumulation Unit Value Ending..................................... $11.209 $11.997 $13.420 $12.907
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.276 $10.541 $10.509
   Accumulation Unit Value Ending..................................... $10.276 $10.541 $10.509 $10.623
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.858 $ 9.883 $10.087
   Accumulation Unit Value Ending..................................... $ 9.858 $ 9.883 $10.087 $10.318
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.489 $10.446 $10.263
   Accumulation Unit Value Ending..................................... $10.489 $10.446 $10.263 $11.079
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.178 $10.172 $10.306
   Accumulation Unit Value Ending..................................... $10.178 $10.172 $10.306 $10.934
   Number of Units Outstanding at End of Year.........................   1,215   1,419   1,856   1,726
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.724 $10.749 $11.618
   Accumulation Unit Value Ending..................................... $10.724 $10.749 $11.618 $10.829
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.115 $10.352 $11.248
   Accumulation Unit Value Ending..................................... $11.115 $10.352 $11.248 $11.665
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.491 $11.638 $12.647
   Accumulation Unit Value Ending..................................... $10.491 $11.638 $12.647 $15.141
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.383 $10.701 $11.413
   Accumulation Unit Value Ending..................................... $10.383 $10.701 $11.413 $12.523
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.993 $11.121 $12.873
   Accumulation Unit Value Ending..................................... $10.993 $11.121 $12.873 $12.936
   Number of Units Outstanding at End of Year.........................     651     822   1,157   1,110
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.817 $ 9.596 $10.172
   Accumulation Unit Value Ending..................................... $ 9.817 $ 9.596 $10.172 $10.324
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $11.983 $15.431 $20.999
   Accumulation Unit Value Ending..................................... $11.983 $15.431 $20.999 $28.186
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.329 $18.243 $22.156
   Accumulation Unit Value Ending..................................... $12.329 $18.243 $22.156 $31.412
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.999 $11.923 $12.204
   Accumulation Unit Value Ending..................................... $10.999 $11.923 $12.204 $13.998
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.084 $10.160 $10.220
   Accumulation Unit Value Ending..................................... $10.084 $10.160 $10.220 $10.667
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.971 $11.743 $13.286
   Accumulation Unit Value Ending..................................... $10.971 $11.743 $13.286 $13.286
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.278 $11.579 $11.726
   Accumulation Unit Value Ending................................. $10.278 $11.579 $11.726 $13.915
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.722 $14.491 $19.462
   Accumulation Unit Value Ending................................. $12.722 $14.491 $19.462 $15.704
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.436
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.675
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Elite Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
              with MAV (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.65



                                                                 For the Year Ending December 31
                                                               -----------------------------------
Sub-Accounts                                                     2004     2005     2006     2007
------------                                                   -------- -------- -------- --------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.705 $ 11.090 $ 12.306
   Accumulation Unit Value Ending............................. $ 10.705 $ 11.090 $ 12.306 $ 12.255
   Number of Units Outstanding at End of Year.................   79,561  114,273  109,607   88,763
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.265 $ 10.951 $ 11.412
   Accumulation Unit Value Ending............................. $ 10.265 $ 10.951 $ 11.412 $ 12.526
   Number of Units Outstanding at End of Year.................   15,902   34,348   37,917   32,938
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................       --       -- $ 10.000 $ 10.770
   Accumulation Unit Value Ending.............................       --       -- $ 10.770 $ 11.415
   Number of Units Outstanding at End of Year.................       --       --   55,343   62,302
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.948 $ 11.539 $ 12.583
   Accumulation Unit Value Ending............................. $ 10.948 $ 11.539 $ 12.583 $ 13.509
   Number of Units Outstanding at End of Year.................   76,478  117,195  140,472  136,462
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.065 $ 11.048 $ 11.388
   Accumulation Unit Value Ending............................. $ 10.065 $ 11.048 $ 11.388 $ 13.384
   Number of Units Outstanding at End of Year.................   34,355   62,264   76,074   67,894
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.181 $ 11.420 $ 13.348
   Accumulation Unit Value Ending............................. $ 10.181 $ 11.420 $ 13.348 $ 17.466
   Number of Units Outstanding at End of Year.................   13,582   25,067   31,784   33,336
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.589 $ 11.396 $ 12.304
   Accumulation Unit Value Ending............................. $ 10.589 $ 11.396 $ 12.304 $ 15.868
   Number of Units Outstanding at End of Year.................   37,824   77,293  103,847  104,822
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.179 $ 10.379 $ 10.926
   Accumulation Unit Value Ending............................. $ 10.179 $ 10.379 $ 10.926 $ 12.363
   Number of Units Outstanding at End of Year.................   31,399   41,427   31,949   27,998
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 11.347 $ 13.005 $ 14.239
   Accumulation Unit Value Ending............................. $ 11.347 $ 13.005 $ 14.239 $ 16.409
   Number of Units Outstanding at End of Year.................   46,189  146,508  272,708  270,797
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.800 $ 11.203 $ 13.201
   Accumulation Unit Value Ending............................. $ 10.800 $ 11.203 $ 13.201 $ 13.134
   Number of Units Outstanding at End of Year.................   94,238  170,805  316,047  226,724
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $  9.772 $ 10.130 $ 10.608
   Accumulation Unit Value Ending............................. $  9.772 $ 10.130 $ 10.608 $ 13.199
   Number of Units Outstanding at End of Year.................   31,849   72,705   65,962   59,419
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.629 $ 10.919 $ 12.385
   Accumulation Unit Value Ending............................. $ 10.629 $ 10.919 $ 12.385 $ 12.797
   Number of Units Outstanding at End of Year.................  117,071  288,397  339,575  317,228
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.178 $ 10.189 $ 10.426
   Accumulation Unit Value Ending............................. $ 10.178 $ 10.189 $ 10.426 $ 10.661
   Number of Units Outstanding at End of Year.................  100,870  212,207  300,071  292,614
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $  9.928 $ 10.026 $ 10.306
   Accumulation Unit Value Ending............................. $  9.928 $ 10.026 $ 10.306 $ 10.627
   Number of Units Outstanding at End of Year.................  141,216  330,319  417,108  421,658
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $ 10.000 $ 10.891 $ 12.711 $ 14.709
   Accumulation Unit Value Ending............................. $ 10.891 $ 12.711 $ 14.709 $ 16.914
   Number of Units Outstanding at End of Year.................   33,991  116,685  214,068  204,604

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.586 $ 11.198 $ 12.148
   Accumulation Unit Value Ending............................................ $10.586 $ 11.198 $ 12.148 $ 13.162
   Number of Units Outstanding at End of Year................................  24,838   50,174   60,688   55,951
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 11.275 $ 11.769 $ 13.652
   Accumulation Unit Value Ending............................................ $11.275 $ 11.769 $ 13.652 $ 15.861
   Number of Units Outstanding at End of Year................................   1,501   23,535   41,000   45,572
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 11.448 $ 12.661 $ 13.574
   Accumulation Unit Value Ending............................................ $11.448 $ 12.661 $ 13.574 $ 18.221
   Number of Units Outstanding at End of Year................................   3,126   11,317   21,648   27,999
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 11.261 $ 12.171 $ 13.760
   Accumulation Unit Value Ending............................................ $11.261 $ 12.171 $ 13.760 $ 14.488
   Number of Units Outstanding at End of Year................................  22,651  103,932  153,576  152,056
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 11.297 $ 12.311 $ 13.399
   Accumulation Unit Value Ending............................................ $11.297 $ 12.311 $ 13.399 $ 13.970
   Number of Units Outstanding at End of Year................................   7,472   40,059   40,322   34,771
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.........................................      -- $ 10.000 $ 10.944 $ 13.104
   Accumulation Unit Value Ending............................................      -- $ 10.944 $ 13.104 $ 12.087
   Number of Units Outstanding at End of Year................................      --   15,736   44,335   53,029
Legg Mason Partners Variable All Cap - Class II
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.286 $ 10.482       --
   Accumulation Unit Value Ending............................................ $10.286 $ 10.482 $ 12.141       --
   Number of Units Outstanding at End of Year................................  12,975   17,669   35,619       --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.831 $ 11.019 $ 11.947
   Accumulation Unit Value Ending............................................ $10.831 $ 11.019 $ 11.947 $ 11.698
   Number of Units Outstanding at End of Year................................  49,655  160,185  225,066  220,933
Legg Mason Partners Variable Investors - Class II
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.383 $ 10.807       --
   Accumulation Unit Value Ending............................................ $10.383 $ 10.807 $ 12.504       --
   Number of Units Outstanding at End of Year................................   3,253    3,923    9,010       --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.612 $ 10.641 $ 11.500
   Accumulation Unit Value Ending............................................ $10.612 $ 10.641 $ 11.500 $ 11.472
   Number of Units Outstanding at End of Year................................  22,341   56,915   61,974   57,451
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.433 $ 10.684 $ 11.264
   Accumulation Unit Value Ending............................................ $10.433 $ 10.684 $ 11.264 $ 12.286
   Number of Units Outstanding at End of Year................................   5,801  120,599  175,764  149,376
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.770 $ 11.325 $ 12.540
   Accumulation Unit Value Ending............................................ $10.770 $ 11.325 $ 12.540 $ 13.555
   Number of Units Outstanding at End of Year................................   8,498   20,952   26,757   22,482
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning......................................... $10.000 $  9.908 $ 10.225 $ 11.345
   Accumulation Unit Value Ending............................................ $ 9.908 $ 10.225 $ 11.345 $ 11.397
   Number of Units Outstanding at End of Year................................  22,134   35,645   42,705   36,040
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.743 $ 10.830 $ 11.878
   Accumulation Unit Value Ending............................................ $10.743 $ 10.830 $ 11.878 $ 12.128
   Number of Units Outstanding at End of Year................................  91,889  157,583  164,040  155,618
MFS Value Series - Service Class
   Accumulation Unit Value Beginning......................................... $10.000 $ 11.134 $ 11.647 $ 13.790
   Accumulation Unit Value Ending............................................ $11.134 $ 11.647 $ 13.790 $ 14.576
   Number of Units Outstanding at End of Year................................  16,158   38,304   40,666   34,721
Oppenheimer MidCap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.........................................      -- $ 10.000 $ 11.691 $ 11.797
   Accumulation Unit Value Ending............................................      -- $ 11.691 $ 11.797 $ 12.289
   Number of Units Outstanding at End of Year................................      --   12,445   42,523   29,125
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 11.348 $ 12.718 $ 14.666
   Accumulation Unit Value Ending............................................ $11.348 $ 12.718 $ 14.666 $ 15.284
   Number of Units Outstanding at End of Year................................  89,391  147,659  198,179  187,490
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 11.282 $ 12.162 $ 13.701
   Accumulation Unit Value Ending............................................ $11.282 $ 12.162 $ 13.701 $ 13.273
   Number of Units Outstanding at End of Year................................  99,604  246,424  338,479  322,519
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
   Accumulation Unit Value Beginning......................................... $10.000 $ 10.343 $ 10.686 $ 10.730
   Accumulation Unit Value Ending............................................ $10.343 $ 10.686 $ 10.730 $ 10.924
   Number of Units Outstanding at End of Year................................  34,096  119,452  155,499  159,959

PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.............................. $ 10.000 $  9.922 $ 10.019 $ 10.298
   Accumulation Unit Value Ending................................. $  9.922 $ 10.019 $ 10.298 $ 10.611
   Number of Units Outstanding at End of Year.....................   46,276  218,651  131,240  161,059
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 10.557 $ 10.589 $ 10.478
   Accumulation Unit Value Ending................................. $ 10.557 $ 10.589 $ 10.478 $ 11.393
   Number of Units Outstanding at End of Year.....................  101,949  216,189  257,300  245,036
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 10.245 $ 10.312 $ 10.522
   Accumulation Unit Value Ending................................. $ 10.245 $ 10.312 $ 10.522 $ 11.244
   Number of Units Outstanding at End of Year.....................  164,664  272,905  405,299  411,173
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 10.776 $ 10.877 $ 11.842
   Accumulation Unit Value Ending................................. $ 10.776 $ 10.877 $ 11.842 $ 11.117
   Number of Units Outstanding at End of Year.....................   33,539   53,486   75,860   71,719
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 11.187 $ 10.494 $ 11.484
   Accumulation Unit Value Ending................................. $ 11.187 $ 10.494 $ 11.484 $ 11.995
   Number of Units Outstanding at End of Year.....................   20,719   45,352   53,301   34,812
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 10.560 $ 11.798 $ 12.912
   Accumulation Unit Value Ending................................. $ 10.560 $ 11.798 $ 12.912 $ 15.570
   Number of Units Outstanding at End of Year.....................    8,162   16,556   27,027   23,585
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 10.451 $ 10.848 $ 11.653
   Accumulation Unit Value Ending................................. $ 10.451 $ 10.848 $ 11.653 $ 12.878
   Number of Units Outstanding at End of Year.....................   38,723  204,589  316,915  285,742
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 11.065 $ 11.274 $ 13.143
   Accumulation Unit Value Ending................................. $ 11.065 $ 11.274 $ 13.143 $ 13.303
   Number of Units Outstanding at End of Year.....................  160,639  403,583  504,857  480,333
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.............................. $ 10.000 $  9.881 $  9.728 $ 10.386
   Accumulation Unit Value Ending................................. $  9.881 $  9.728 $ 10.386 $ 10.617
   Number of Units Outstanding at End of Year.....................   12,173   13,753   28,329   28,653
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 12.061 $ 15.642 $ 21.439
   Accumulation Unit Value Ending................................. $ 12.061 $ 15.642 $ 21.439 $ 28.985
   Number of Units Outstanding at End of Year.....................    7,050   21,788   44,632   42,761
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 12.409 $ 18.493 $ 22.621
   Accumulation Unit Value Ending................................. $ 12.409 $ 18.493 $ 22.621 $ 32.302
   Number of Units Outstanding at End of Year.....................    9,452   28,154   54,638   46,685
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 11.071 $ 12.086 $ 12.460
   Accumulation Unit Value Ending................................. $ 11.071 $ 12.086 $ 12.460 $ 14.395
   Number of Units Outstanding at End of Year.....................   10,317   27,195   37,059   30,642
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 10.150 $ 10.299 $ 10.434
   Accumulation Unit Value Ending................................. $ 10.150 $ 10.299 $ 10.434 $ 10.970
   Number of Units Outstanding at End of Year.....................   32,398   63,770   62,454   59,621
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 11.042 $ 11.904 $ 13.564
   Accumulation Unit Value Ending................................. $ 11.042 $ 11.904 $ 13.564 $ 13.662
   Number of Units Outstanding at End of Year.....................   49,174  226,050  323,677  305,230
Van Kampen UIF Equity Growth Portfolio, Class II
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 10.345 $ 11.737 $ 11.972
   Accumulation Unit Value Ending................................. $ 10.345 $ 11.737 $ 11.972 $ 14.310
   Number of Units Outstanding at End of Year.....................    5,900   14,808   35,952   33,619
Van Kampen UIF U.S. Real Estate Portfolio, Class II
   Accumulation Unit Value Beginning.............................. $ 10.000 $ 12.805 $ 14.690 $ 19.870
   Accumulation Unit Value Ending................................. $ 12.805 $ 14.690 $ 19.870 $ 16.149
   Number of Units Outstanding at End of Year.....................   95,967  158,632  210,125  182,508
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................       --       --       -- $ 10.000
   Accumulation Unit Value Ending.................................       --       --       -- $  9.482
   Number of Units Outstanding at End of Year.....................       --       --       --   22,346
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................       --       --       -- $ 10.000
   Accumulation Unit Value Ending.................................       --       --       -- $  9.722
   Number of Units Outstanding at End of Year.....................       --       --       --    6,445

* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
           with EEDB 0-70 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.7



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.701 $11.079 $12.288
   Accumulation Unit Value Ending............................. $10.701 $11.079 $12.288 $12.230
   Number of Units Outstanding at End of Year.................   6,486   9,229   8,519   6,313
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.260 $10.940 $11.395
   Accumulation Unit Value Ending............................. $10.260 $10.940 $11.395 $12.501
   Number of Units Outstanding at End of Year.................   1,197   1,360   4,420   4,540
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.767
   Accumulation Unit Value Ending.............................      --      -- $10.767 $11.405
   Number of Units Outstanding at End of Year.................      --      --   3,608  10,323
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.943 $11.528 $12.564
   Accumulation Unit Value Ending............................. $10.943 $11.528 $12.564 $13.482
   Number of Units Outstanding at End of Year.................   6,517   7,014  10,458  12,917
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.061 $11.038 $11.371
   Accumulation Unit Value Ending............................. $10.061 $11.038 $11.371 $13.357
   Number of Units Outstanding at End of Year.................   1,773   6,527  10,863   7,743
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.177 $11.409 $13.328
   Accumulation Unit Value Ending............................. $10.177 $11.409 $13.328 $17.432
   Number of Units Outstanding at End of Year.................   1,279   2,952   4,489   4,230
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.584 $11.385 $12.286
   Accumulation Unit Value Ending............................. $10.584 $11.385 $12.286 $15.837
   Number of Units Outstanding at End of Year.................     794     993   5,659   6,687
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.174 $10.369 $10.910
   Accumulation Unit Value Ending............................. $10.174 $10.369 $10.910 $12.338
   Number of Units Outstanding at End of Year.................   2,367  17,676  19,985  19,145
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.342 $12.993 $14.218
   Accumulation Unit Value Ending............................. $11.342 $12.993 $14.218 $16.377
   Number of Units Outstanding at End of Year.................   3,744  26,092  32,667  31,623
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.795 $11.192 $13.182
   Accumulation Unit Value Ending............................. $10.795 $11.192 $13.182 $13.108
   Number of Units Outstanding at End of Year.................   6,746  16,747  19,478  22,038
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.768 $10.120 $10.592
   Accumulation Unit Value Ending............................. $ 9.768 $10.120 $10.592 $13.173
   Number of Units Outstanding at End of Year.................   6,417  10,084  11,849  10,334
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.624 $10.908 $12.366
   Accumulation Unit Value Ending............................. $10.624 $10.908 $12.366 $12.772
   Number of Units Outstanding at End of Year.................  17,939  38,938  43,696  39,034
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.173 $10.180 $10.410
   Accumulation Unit Value Ending............................. $10.173 $10.180 $10.410 $10.639
   Number of Units Outstanding at End of Year.................   4,364  25,575  31,813  41,214
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.924 $10.016 $10.291
   Accumulation Unit Value Ending............................. $ 9.924 $10.016 $10.291 $10.606
   Number of Units Outstanding at End of Year.................  10,961  29,651  33,135  37,377

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.886 $12.698 $14.687
   Accumulation Unit Value Ending....................................... $10.886 $12.698 $14.687 $16.880
   Number of Units Outstanding at End of Year...........................   2,761   8,867  16,491  22,191
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.581 $11.187 $12.130
   Accumulation Unit Value Ending....................................... $10.581 $11.187 $12.130 $13.136
   Number of Units Outstanding at End of Year...........................     226   1,564   1,999   2,365
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.270 $11.758 $13.632
   Accumulation Unit Value Ending....................................... $11.270 $11.758 $13.632 $15.829
   Number of Units Outstanding at End of Year...........................     588   2,793   2,516   2,184
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.443 $12.649 $13.554
   Accumulation Unit Value Ending....................................... $11.443 $12.649 $13.554 $18.185
   Number of Units Outstanding at End of Year...........................     726   2,299   2,354   2,032
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.256 $12.159 $13.740
   Accumulation Unit Value Ending....................................... $11.256 $12.159 $13.740 $14.459
   Number of Units Outstanding at End of Year...........................   4,248  12,005  10,246   9,792
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.292 $12.299 $13.379
   Accumulation Unit Value Ending....................................... $11.292 $12.299 $13.379 $13.943
   Number of Units Outstanding at End of Year...........................     582     883     901     678
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.940 $13.093
   Accumulation Unit Value Ending.......................................      -- $10.940 $13.093 $12.071
   Number of Units Outstanding at End of Year...........................      --     133   2,462   2,385
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.281 $10.472      --
   Accumulation Unit Value Ending....................................... $10.281 $10.472 $12.123      --
   Number of Units Outstanding at End of Year...........................     672     743     819      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.826 $11.008 $11.929
   Accumulation Unit Value Ending....................................... $10.826 $11.008 $11.929 $11.675
   Number of Units Outstanding at End of Year...........................   4,418  10,817  15,302  15,056
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.378 $10.797      --
   Accumulation Unit Value Ending....................................... $10.378 $10.797 $12.485      --
   Number of Units Outstanding at End of Year...........................   1,698   2,119   3,182      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.608 $10.631 $11.483
   Accumulation Unit Value Ending....................................... $10.608 $10.631 $11.483 $11.449
   Number of Units Outstanding at End of Year...........................   3,628   5,899   6,286   6,287
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.428 $10.673 $11.248
   Accumulation Unit Value Ending....................................... $10.428 $10.673 $11.248 $12.262
   Number of Units Outstanding at End of Year...........................   1,326   4,431   7,739   5,956
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.765 $11.314 $12.521
   Accumulation Unit Value Ending....................................... $10.765 $11.314 $12.521 $13.528
   Number of Units Outstanding at End of Year...........................       0   1,101   1,693   1,545
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.903 $10.215 $11.329
   Accumulation Unit Value Ending....................................... $ 9.903 $10.215 $11.329 $11.374
   Number of Units Outstanding at End of Year...........................     555   2,106   2,187   1,740
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.739 $10.820 $11.861
   Accumulation Unit Value Ending....................................... $10.739 $10.820 $11.861 $12.104
   Number of Units Outstanding at End of Year...........................   6,605  15,628  18,099  17,793
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.128 $11.635 $13.770
   Accumulation Unit Value Ending....................................... $11.128 $11.635 $13.770 $14.547
   Number of Units Outstanding at End of Year...........................     893   2,395   2,124   1,043
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.687 $11.787
   Accumulation Unit Value Ending.......................................      -- $11.687 $11.787 $12.272
   Number of Units Outstanding at End of Year...........................      --   2,810   7,348   3,680

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.343 $12.706 $14.644
   Accumulation Unit Value Ending..................................... $11.343 $12.706 $14.644 $15.254
   Number of Units Outstanding at End of Year.........................   1,344   5,276  10,134  10,053
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.277 $12.150 $13.681
   Accumulation Unit Value Ending..................................... $11.277 $12.150 $13.681 $13.246
   Number of Units Outstanding at End of Year.........................   2,470   6,014  11,584  11,079
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.339 $10.676 $10.714
   Accumulation Unit Value Ending..................................... $10.339 $10.676 $10.714 $10.902
   Number of Units Outstanding at End of Year.........................   3,362   5,189   8,948   9,221
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.918 $10.009 $10.283
   Accumulation Unit Value Ending..................................... $ 9.918 $10.009 $10.283 $10.590
   Number of Units Outstanding at End of Year.........................  12,301  24,188  27,607  23,599
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.552 $10.579 $10.462
   Accumulation Unit Value Ending..................................... $10.552 $10.579 $10.462 $11.371
   Number of Units Outstanding at End of Year.........................   4,173  14,189  16,994  13,852
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.240 $10.302 $10.507
   Accumulation Unit Value Ending..................................... $10.240 $10.302 $10.507 $11.221
   Number of Units Outstanding at End of Year.........................  14,526  25,460  28,759  31,185
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.772 $10.868 $11.826
   Accumulation Unit Value Ending..................................... $10.772 $10.868 $11.826 $11.096
   Number of Units Outstanding at End of Year.........................     746   1,026     560     543
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.182 $10.484 $11.467
   Accumulation Unit Value Ending..................................... $11.182 $10.484 $11.467 $11.971
   Number of Units Outstanding at End of Year.........................   3,590   5,605   6,181   4,565
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.555 $11.787 $12.893
   Accumulation Unit Value Ending..................................... $10.555 $11.787 $12.893 $15.539
   Number of Units Outstanding at End of Year.........................     604   5,525   5,562   5,477
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.446 $10.837 $11.636
   Accumulation Unit Value Ending..................................... $10.446 $10.837 $11.636 $12.852
   Number of Units Outstanding at End of Year.........................   3,115   9,211  16,451  17,983
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.060 $11.263 $13.123
   Accumulation Unit Value Ending..................................... $11.060 $11.263 $13.123 $13.276
   Number of Units Outstanding at End of Year.........................  10,015  22,659  28,044  26,132
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.876 $ 9.719 $10.370
   Accumulation Unit Value Ending..................................... $ 9.876 $ 9.719 $10.370 $10.595
   Number of Units Outstanding at End of Year.........................   1,749   8,406   8,505   8,642
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.055 $15.627 $21.408
   Accumulation Unit Value Ending..................................... $12.055 $15.627 $21.408 $28.927
   Number of Units Outstanding at End of Year.........................       0     998   5,890   5,845
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.403 $18.475 $22.587
   Accumulation Unit Value Ending..................................... $12.403 $18.475 $22.587 $32.238
   Number of Units Outstanding at End of Year.........................   1,041  46,948  59,022  57,153
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.066 $12.075 $12.441
   Accumulation Unit Value Ending..................................... $11.066 $12.075 $12.441 $14.367
   Number of Units Outstanding at End of Year.........................   1,328   2,104   3,261   2,843
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.145 $10.289 $10.419
   Accumulation Unit Value Ending..................................... $10.145 $10.289 $10.419 $10.948
   Number of Units Outstanding at End of Year.........................   2,468   4,725   5,556   3,932
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.037 $11.892 $13.544
   Accumulation Unit Value Ending..................................... $11.037 $11.892 $13.544 $13.635
   Number of Units Outstanding at End of Year.........................   4,249   8,218  12,839  13,243

Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $10.340 $11.726 $11.954
   Accumulation Unit Value Ending................................. $10.340 $11.726 $11.954 $14.281
   Number of Units Outstanding at End of Year.....................     582     812   1,579   1,524
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.799 $14.675 $19.841
   Accumulation Unit Value Ending................................. $12.799 $14.675 $19.841 $16.117
   Number of Units Outstanding at End of Year.....................  16,676  26,236  23,273  21,566
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.479
   Number of Units Outstanding at End of Year.....................      --      --      --   2,667
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.718
   Number of Units Outstanding at End of Year.....................      --      --      --   3,433



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
     with EPB (Annual Increase) (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.75



                                                                For the Year Ending December 31
                                                               ----------------------------------
Sub-Accounts                                                    2004     2005     2006     2007
------------                                                   ------- -------- -------- --------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.696 $ 11.068 $ 12.270
   Accumulation Unit Value Ending............................. $10.696 $ 11.068 $ 12.270 $ 12.206
   Number of Units Outstanding at End of Year.................  25,317   43,639   43,366   41,434
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.255 $ 10.930 $ 11.378
   Accumulation Unit Value Ending............................. $10.255 $ 10.930 $ 11.378 $ 12.477
   Number of Units Outstanding at End of Year.................   8,906   16,387   12,962   12,881
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --       -- $ 10.000 $ 10.763
   Accumulation Unit Value Ending.............................      --       -- $ 10.763 $ 11.395
   Number of Units Outstanding at End of Year.................      --       --   23,171   23,950
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.938 $ 11.516 $ 12.545
   Accumulation Unit Value Ending............................. $10.938 $ 11.516 $ 12.545 $ 13.455
   Number of Units Outstanding at End of Year.................  14,667   37,551   56,523   50,239
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.056 $ 11.027 $ 11.354
   Accumulation Unit Value Ending............................. $10.056 $ 11.027 $ 11.354 $ 13.331
   Number of Units Outstanding at End of Year.................  10,691   26,696   30,732   28,605
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.172 $ 11.398 $ 13.309
   Accumulation Unit Value Ending............................. $10.172 $ 11.398 $ 13.309 $ 17.397
   Number of Units Outstanding at End of Year.................     728    3,757    4,630    4,596
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.579 $ 11.374 $ 12.268
   Accumulation Unit Value Ending............................. $10.579 $ 11.374 $ 12.268 $ 15.805
   Number of Units Outstanding at End of Year.................  22,787   42,635   40,957   37,228
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.170 $ 10.359 $ 10.894
   Accumulation Unit Value Ending............................. $10.170 $ 10.359 $ 10.894 $ 12.314
   Number of Units Outstanding at End of Year.................   5,428   13,904   15,749   15,438
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 11.337 $ 12.980 $ 14.197
   Accumulation Unit Value Ending............................. $11.337 $ 12.980 $ 14.197 $ 16.344
   Number of Units Outstanding at End of Year.................  13,079   86,642  124,819  108,315
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.790 $ 11.181 $ 13.162
   Accumulation Unit Value Ending............................. $10.790 $ 11.181 $ 13.162 $ 13.082
   Number of Units Outstanding at End of Year.................  27,508   67,103   82,176   76,374
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $  9.763 $ 10.111 $ 10.576
   Accumulation Unit Value Ending............................. $ 9.763 $ 10.111 $ 10.576 $ 13.147
   Number of Units Outstanding at End of Year.................  11,619   21,301   23,353   19,758
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.619 $ 10.898 $ 12.348
   Accumulation Unit Value Ending............................. $10.619 $ 10.898 $ 12.348 $ 12.746
   Number of Units Outstanding at End of Year.................  35,403   99,637  116,568  105,586
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 10.168 $ 10.170 $ 10.395
   Accumulation Unit Value Ending............................. $10.168 $ 10.170 $ 10.395 $ 10.618
   Number of Units Outstanding at End of Year.................  37,500   90,093  108,631   98,044
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $  9.919 $ 10.006 $ 10.276
   Accumulation Unit Value Ending............................. $ 9.919 $ 10.006 $ 10.276 $ 10.585
   Number of Units Outstanding at End of Year.................  68,633  154,001  271,678  386,571

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.881 $12.686 $14.665
   Accumulation Unit Value Ending....................................... $10.881 $12.686 $14.665 $16.847
   Number of Units Outstanding at End of Year...........................   5,122  24,392  72,070  55,918
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.576 $11.176 $12.112
   Accumulation Unit Value Ending....................................... $10.576 $11.176 $12.112 $13.110
   Number of Units Outstanding at End of Year...........................  10,943  29,133  29,043  24,936
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.265 $11.747 $13.612
   Accumulation Unit Value Ending....................................... $11.265 $11.747 $13.612 $15.798
   Number of Units Outstanding at End of Year...........................   8,014  13,252  17,637  15,071
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.438 $12.636 $13.534
   Accumulation Unit Value Ending....................................... $11.438 $12.636 $13.534 $18.148
   Number of Units Outstanding at End of Year...........................  12,099  32,651  16,807  15,716
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.251 $12.148 $13.720
   Accumulation Unit Value Ending....................................... $11.251 $12.148 $13.720 $14.430
   Number of Units Outstanding at End of Year...........................  18,227  69,475  63,353  58,609
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.287 $12.287 $13.359
   Accumulation Unit Value Ending....................................... $11.287 $12.287 $13.359 $13.915
   Number of Units Outstanding at End of Year...........................   5,192  16,752  13,339  13,640
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.936 $13.082
   Accumulation Unit Value Ending.......................................      -- $10.936 $13.082 $12.054
   Number of Units Outstanding at End of Year...........................      --   4,802  11,437  11,220
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.277 $10.462      --
   Accumulation Unit Value Ending....................................... $10.277 $10.462 $12.105      --
   Number of Units Outstanding at End of Year...........................   8,997  17,518  14,318      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.821 $10.998 $11.912
   Accumulation Unit Value Ending....................................... $10.821 $10.998 $11.912 $11.652
   Number of Units Outstanding at End of Year...........................  27,738  67,487  76,131  75,484
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.373 $10.786      --
   Accumulation Unit Value Ending....................................... $10.373 $10.786 $12.467      --
   Number of Units Outstanding at End of Year...........................   5,105  10,612  10,070      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.603 $10.620 $11.466
   Accumulation Unit Value Ending....................................... $10.603 $10.620 $11.466 $11.426
   Number of Units Outstanding at End of Year...........................  37,245  40,014  39,594  42,154
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.423 $10.663 $11.231
   Accumulation Unit Value Ending....................................... $10.423 $10.663 $11.231 $12.237
   Number of Units Outstanding at End of Year...........................     663  17,565  32,025  26,636
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.760 $11.303 $12.503
   Accumulation Unit Value Ending....................................... $10.760 $11.303 $12.503 $13.501
   Number of Units Outstanding at End of Year...........................   1,061   7,183   7,484   9,671
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.899 $10.205 $11.312
   Accumulation Unit Value Ending....................................... $ 9.899 $10.205 $11.312 $11.351
   Number of Units Outstanding at End of Year...........................   3,598  10,432  11,959  11,834
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.734 $10.809 $11.843
   Accumulation Unit Value Ending....................................... $10.734 $10.809 $11.843 $12.080
   Number of Units Outstanding at End of Year...........................  28,414  58,710  53,612  50,343
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.123 $11.624 $13.749
   Accumulation Unit Value Ending....................................... $11.123 $11.624 $13.749 $14.518
   Number of Units Outstanding at End of Year...........................   6,310  19,306  41,143  32,561
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.683 $11.777
   Accumulation Unit Value Ending.......................................      -- $11.683 $11.777 $12.256
   Number of Units Outstanding at End of Year...........................      --     494   8,140   9,034

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.338 $ 12.693 $ 14.623
   Accumulation Unit Value Ending..................................... $11.338 $ 12.693 $ 14.623 $ 15.223
   Number of Units Outstanding at End of Year.........................   7,357   36,084   37,787   35,137
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.271 $ 12.138 $ 13.661
   Accumulation Unit Value Ending..................................... $11.271 $ 12.138 $ 13.661 $ 13.220
   Number of Units Outstanding at End of Year.........................  25,188   54,027   82,263   65,741
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.334 $ 10.665 $ 10.698
   Accumulation Unit Value Ending..................................... $10.334 $ 10.665 $ 10.698 $ 10.880
   Number of Units Outstanding at End of Year.........................   9,814   53,068   48,805   45,382
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $  9.913 $  9.999 $ 10.268
   Accumulation Unit Value Ending..................................... $ 9.913 $  9.999 $ 10.268 $ 10.569
   Number of Units Outstanding at End of Year.........................  13,783   94,849   80,245   93,518
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.547 $ 10.569 $ 10.447
   Accumulation Unit Value Ending..................................... $10.547 $ 10.569 $ 10.447 $ 11.348
   Number of Units Outstanding at End of Year.........................  60,872   86,307   92,621   81,615
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.235 $ 10.292 $ 10.491
   Accumulation Unit Value Ending..................................... $10.235 $ 10.292 $ 10.491 $ 11.199
   Number of Units Outstanding at End of Year.........................  49,574  106,617  129,231  120,079
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.768 $ 10.859 $ 11.810
   Accumulation Unit Value Ending..................................... $10.768 $ 10.859 $ 11.810 $ 11.076
   Number of Units Outstanding at End of Year.........................  12,439   17,797   14,953   13,863
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.177 $ 10.474 $ 11.450
   Accumulation Unit Value Ending..................................... $11.177 $ 10.474 $ 11.450 $ 11.948
   Number of Units Outstanding at End of Year.........................  19,081   22,816   15,299   13,927
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.550 $ 11.775 $ 12.874
   Accumulation Unit Value Ending..................................... $10.550 $ 11.775 $ 12.874 $ 15.508
   Number of Units Outstanding at End of Year.........................   2,242    7,196   10,992   10,978
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.441 $ 10.827 $ 11.618
   Accumulation Unit Value Ending..................................... $10.441 $ 10.827 $ 11.618 $ 12.826
   Number of Units Outstanding at End of Year.........................   3,573   45,083   74,839   69,595
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.055 $ 11.252 $ 13.104
   Accumulation Unit Value Ending..................................... $11.055 $ 11.252 $ 13.104 $ 13.250
   Number of Units Outstanding at End of Year.........................  51,446  138,919  170,974  138,192
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $  9.872 $  9.709 $ 10.355
   Accumulation Unit Value Ending..................................... $ 9.872 $  9.709 $ 10.355 $ 10.574
   Number of Units Outstanding at End of Year.........................   2,764   10,245   14,012   11,156
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 12.050 $ 15.612 $ 21.376
   Accumulation Unit Value Ending..................................... $12.050 $ 15.612 $ 21.376 $ 28.870
   Number of Units Outstanding at End of Year.........................     980   11,500   24,649   17,749
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 12.398 $ 18.457 $ 22.554
   Accumulation Unit Value Ending..................................... $12.398 $ 18.457 $ 22.554 $ 32.174
   Number of Units Outstanding at End of Year.........................   1,993   24,872   42,805   36,941
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.060 $ 12.063 $ 12.423
   Accumulation Unit Value Ending..................................... $11.060 $ 12.063 $ 12.423 $ 14.338
   Number of Units Outstanding at End of Year.........................   1,818    6,508    6,488    6,931
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $ 10.140 $ 10.279 $ 10.403
   Accumulation Unit Value Ending..................................... $10.140 $ 10.279 $ 10.403 $ 10.926
   Number of Units Outstanding at End of Year.........................   7,668   32,119   37,953   41,135
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $ 11.032 $ 11.881 $ 13.524
   Accumulation Unit Value Ending..................................... $11.032 $ 11.881 $ 13.524 $ 13.608
   Number of Units Outstanding at End of Year.........................  28,708   77,696   92,352   87,514

Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $10.335 $ 11.715 $11.937
   Accumulation Unit Value Ending................................. $10.335 $11.715 $ 11.937 $14.253
   Number of Units Outstanding at End of Year.....................   2,465   4,131    5,472   5,636
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.794 $ 14.661 $19.812
   Accumulation Unit Value Ending................................. $12.794 $14.661 $ 19.812 $16.085
   Number of Units Outstanding at End of Year.....................  51,226  94,338  102,746  86,255
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --       -- $10.000
   Accumulation Unit Value Ending.................................      --      --       -- $ 9.476
   Number of Units Outstanding at End of Year.....................      --      --       --  12,790
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --       -- $10.000
   Accumulation Unit Value Ending.................................      --      --       -- $ 9.715
   Number of Units Outstanding at End of Year.....................      --      --       --  11,271



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
           with EEDB 71-79 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.85



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.686 $11.047 $12.234
   Accumulation Unit Value Ending............................. $10.686 $11.047 $12.234 $12.157
   Number of Units Outstanding at End of Year.................   1,472       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.246 $10.909 $11.344
   Accumulation Unit Value Ending............................. $10.246 $10.909 $11.344 $12.427
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.756
   Accumulation Unit Value Ending.............................      --      -- $10.756 $11.376
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.928 $11.494 $12.508
   Accumulation Unit Value Ending............................. $10.928 $11.494 $12.508 $13.402
   Number of Units Outstanding at End of Year.................     209     208     208     208
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.047 $11.006 $11.321
   Accumulation Unit Value Ending............................. $10.047 $11.006 $11.321 $13.278
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.163 $11.375 $13.269
   Accumulation Unit Value Ending............................. $10.163 $11.375 $13.269 $17.328
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.569 $11.352 $12.232
   Accumulation Unit Value Ending............................. $10.569 $11.352 $12.232 $15.742
   Number of Units Outstanding at End of Year.................       0       0       0     818
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.160 $10.339 $10.862
   Accumulation Unit Value Ending............................. $10.160 $10.339 $10.862 $12.265
   Number of Units Outstanding at End of Year.................       0   1,906   2,013   1,510
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.326 $12.955 $14.155
   Accumulation Unit Value Ending............................. $11.326 $12.955 $14.155 $16.279
   Number of Units Outstanding at End of Year.................     156     156     542     541
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.780 $11.160 $13.123
   Accumulation Unit Value Ending............................. $10.780 $11.160 $13.123 $13.030
   Number of Units Outstanding at End of Year.................       0   6,054   5,868   6,682
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.754 $10.091 $10.545
   Accumulation Unit Value Ending............................. $ 9.754 $10.091 $10.545 $13.095
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.609 $10.877 $12.312
   Accumulation Unit Value Ending............................. $10.609 $10.877 $12.312 $12.696
   Number of Units Outstanding at End of Year.................   1,760   3,695   3,659   3,341
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.159 $10.150 $10.364
   Accumulation Unit Value Ending............................. $10.159 $10.150 $10.364 $10.576
   Number of Units Outstanding at End of Year.................   5,373  11,047  11,692  12,360
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.910 $ 9.987 $10.245
   Accumulation Unit Value Ending............................. $ 9.910 $ 9.987 $10.245 $10.543
   Number of Units Outstanding at End of Year.................       0  12,403  13,549  12,533

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.871 $12.661 $14.622
   Accumulation Unit Value Ending....................................... $10.871 $12.661 $14.622 $16.780
   Number of Units Outstanding at End of Year...........................     912     329     328     327
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.566 $11.154 $12.077
   Accumulation Unit Value Ending....................................... $10.566 $11.154 $12.077 $13.058
   Number of Units Outstanding at End of Year...........................       0   1,767   1,811   1,418
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.254 $11.724 $13.572
   Accumulation Unit Value Ending....................................... $11.254 $11.724 $13.572 $15.735
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.427 $12.612 $13.494
   Accumulation Unit Value Ending....................................... $11.427 $12.612 $13.494 $18.076
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.240 $12.124 $13.679
   Accumulation Unit Value Ending....................................... $11.240 $12.124 $13.679 $14.373
   Number of Units Outstanding at End of Year...........................       0   1,625   1,599   1,289
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.276 $12.263 $13.320
   Accumulation Unit Value Ending....................................... $11.276 $12.263 $13.320 $13.860
   Number of Units Outstanding at End of Year...........................     214     213     213     212
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.929 $13.060
   Accumulation Unit Value Ending.......................................      -- $10.929 $13.060 $12.021
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.267 $10.442      --
   Accumulation Unit Value Ending....................................... $10.267 $10.442 $12.069      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.811 $10.976 $11.876
   Accumulation Unit Value Ending....................................... $10.811 $10.976 $11.876 $11.605
   Number of Units Outstanding at End of Year...........................   3,242   6,493   6,585   6,094
Legg Mason Partners Variable Investors - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.364 $10.766      --
(2)Accumulation Unit Value Ending....................................... $10.364 $10.766 $12.430      --
   Number of Units Outstanding at End of Year...........................   1,625   1,625   1,625      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.593 $10.600 $11.432
   Accumulation Unit Value Ending....................................... $10.593 $10.600 $11.432 $11.381
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.413 $10.642 $11.198
   Accumulation Unit Value Ending....................................... $10.413 $10.642 $11.198 $12.189
   Number of Units Outstanding at End of Year...........................       0     254     254     253
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.750 $11.281 $12.466
   Accumulation Unit Value Ending....................................... $10.750 $11.281 $12.466 $13.448
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.890 $10.185 $11.278
   Accumulation Unit Value Ending....................................... $ 9.890 $10.185 $11.278 $11.306
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.724 $10.788 $11.808
   Accumulation Unit Value Ending....................................... $10.724 $10.788 $11.808 $12.032
   Number of Units Outstanding at End of Year...........................       0   1,827   1,852   1,539
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.113 $11.602 $13.709
   Accumulation Unit Value Ending....................................... $11.113 $11.602 $13.709 $14.461
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.675 $11.757
   Accumulation Unit Value Ending.......................................      -- $11.675 $11.757 $12.222
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.327 $12.669 $14.579
   Accumulation Unit Value Ending..................................... $11.327 $12.669 $14.579 $15.163
   Number of Units Outstanding at End of Year.........................     555       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.261 $12.115 $13.620
   Accumulation Unit Value Ending..................................... $11.261 $12.115 $13.620 $13.167
   Number of Units Outstanding at End of Year.........................   1,606   1,606   1,606   1,606
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.324 $10.645 $10.666
   Accumulation Unit Value Ending..................................... $10.324 $10.645 $10.666 $10.837
   Number of Units Outstanding at End of Year.........................       0     244     244     243
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.904 $ 9.980 $10.237
   Accumulation Unit Value Ending..................................... $ 9.904 $ 9.980 $10.237 $10.527
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.538 $10.548 $10.416
   Accumulation Unit Value Ending..................................... $10.538 $10.548 $10.416 $11.303
   Number of Units Outstanding at End of Year.........................   2,088   2,332   2,088   2,088
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.226 $10.272 $10.460
   Accumulation Unit Value Ending..................................... $10.226 $10.272 $10.460 $11.154
   Number of Units Outstanding at End of Year.........................   5,528  13,752  14,624  14,134
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.761 $10.840 $11.778
   Accumulation Unit Value Ending..................................... $10.761 $10.840 $11.778 $11.034
   Number of Units Outstanding at End of Year.........................       0     246     246     246
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.167 $10.454 $11.416
   Accumulation Unit Value Ending..................................... $11.167 $10.454 $11.416 $11.900
   Number of Units Outstanding at End of Year.........................   1,052   1,052   1,052       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.540 $11.752 $12.836
   Accumulation Unit Value Ending..................................... $10.540 $11.752 $12.836 $15.447
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.432 $10.806 $11.584
   Accumulation Unit Value Ending..................................... $10.432 $10.806 $11.584 $12.775
   Number of Units Outstanding at End of Year.........................   3,241   3,495   3,495   3,495
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.045 $11.230 $13.065
   Accumulation Unit Value Ending..................................... $11.045 $11.230 $13.065 $13.197
   Number of Units Outstanding at End of Year.........................       0   1,992   1,911   1,640
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.863 $ 9.690 $10.324
   Accumulation Unit Value Ending..................................... $ 9.863 $ 9.690 $10.324 $10.532
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.039 $15.582 $21.313
   Accumulation Unit Value Ending..................................... $12.039 $15.582 $21.313 $28.755
   Number of Units Outstanding at End of Year.........................     264       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.386 $18.421 $22.487
   Accumulation Unit Value Ending..................................... $12.386 $18.421 $22.487 $32.046
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.050 $12.039 $12.386
   Accumulation Unit Value Ending..................................... $11.050 $12.039 $12.386 $14.281
   Number of Units Outstanding at End of Year.........................     850       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.131 $10.259 $10.372
   Accumulation Unit Value Ending..................................... $10.131 $10.259 $10.372 $10.883
   Number of Units Outstanding at End of Year.........................       0   3,969   4,217   3,404
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.022 $11.858 $13.484
   Accumulation Unit Value Ending..................................... $11.022 $11.858 $13.484 $13.554
   Number of Units Outstanding at End of Year.........................       0     226     225     225

Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $10.325 $11.692 $11.902
   Accumulation Unit Value Ending................................. $10.325 $11.692 $11.902 $14.196
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.782 $14.633 $19.753
   Accumulation Unit Value Ending................................. $12.782 $14.633 $19.753 $16.021
   Number of Units Outstanding at End of Year.....................   3,680   8,821   7,862   8,058
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.469
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.708
   Number of Units Outstanding at End of Year.....................      --      --      --   2,118



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.9



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.681 $11.036 $12.215
   Accumulation Unit Value Ending............................. $10.681 $11.036 $12.215 $12.133
   Number of Units Outstanding at End of Year.................       0     476     327     205
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.241 $10.898 $11.328
   Accumulation Unit Value Ending............................. $10.241 $10.898 $11.328 $12.402
   Number of Units Outstanding at End of Year.................       0     714     732     696
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.752
   Accumulation Unit Value Ending.............................      --      -- $10.752 $11.366
   Number of Units Outstanding at End of Year.................      --      --     239     238
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.923 $11.483 $12.490
   Accumulation Unit Value Ending............................. $10.923 $11.483 $12.490 $13.375
   Number of Units Outstanding at End of Year.................      30   7,447   8,219   7,383
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.042 $10.995 $11.304
   Accumulation Unit Value Ending............................. $10.042 $10.995 $11.304 $13.251
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.158 $11.364 $13.250
   Accumulation Unit Value Ending............................. $10.158 $11.364 $13.250 $17.293
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.564 $11.341 $12.214
   Accumulation Unit Value Ending............................. $10.564 $11.341 $12.214 $15.711
   Number of Units Outstanding at End of Year.................      31      63      67     411
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.155 $10.329 $10.846
   Accumulation Unit Value Ending............................. $10.155 $10.329 $10.846 $12.240
   Number of Units Outstanding at End of Year.................     769   2,216   1,877   1,385
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.321 $12.942 $14.134
   Accumulation Unit Value Ending............................. $11.321 $12.942 $14.134 $16.247
   Number of Units Outstanding at End of Year.................   1,503   4,028   6,636   6,179
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.775 $11.149 $13.104
   Accumulation Unit Value Ending............................. $10.775 $11.149 $13.104 $13.004
   Number of Units Outstanding at End of Year.................     966   3,762   4,317   4,509
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.750 $10.081 $10.529
   Accumulation Unit Value Ending............................. $ 9.750 $10.081 $10.529 $13.069
   Number of Units Outstanding at End of Year.................     427   2,261   1,878   1,208
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.604 $10.866 $12.293
   Accumulation Unit Value Ending............................. $10.604 $10.866 $12.293 $12.670
   Number of Units Outstanding at End of Year.................   1,998   8,307  11,898  12,628
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.154 $10.140 $10.349
   Accumulation Unit Value Ending............................. $10.154 $10.140 $10.349 $10.555
   Number of Units Outstanding at End of Year.................   6,049   7,560   6,226   5,991
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.905 $ 9.977 $10.230
   Accumulation Unit Value Ending............................. $ 9.905 $ 9.977 $10.230 $10.522
   Number of Units Outstanding at End of Year.................   1,217  14,709  24,968  22,516

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.866 $12.649 $14.600
   Accumulation Unit Value Ending....................................... $10.866 $12.649 $14.600 $16.746
   Number of Units Outstanding at End of Year...........................     240   2,630   5,232   5,475
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.561 $11.143 $12.059
   Accumulation Unit Value Ending....................................... $10.561 $11.143 $12.059 $13.032
   Number of Units Outstanding at End of Year...........................       0      35      39      42
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.249 $11.712 $13.552
   Accumulation Unit Value Ending....................................... $11.249 $11.712 $13.552 $15.703
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.422 $12.600 $13.474
   Accumulation Unit Value Ending....................................... $11.422 $12.600 $13.474 $18.040
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.235 $12.112 $13.659
   Accumulation Unit Value Ending....................................... $11.235 $12.112 $13.659 $14.344
   Number of Units Outstanding at End of Year...........................      29   8,225  12,885  12,482
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.271 $12.251 $13.300
   Accumulation Unit Value Ending....................................... $11.271 $12.251 $13.300 $13.832
   Number of Units Outstanding at End of Year...........................       0       0   1,663   1,433
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.925 $13.049
   Accumulation Unit Value Ending.......................................      -- $10.925 $13.049 $12.005
   Number of Units Outstanding at End of Year...........................      --       0      51      51
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.262 $10.432      --
   Accumulation Unit Value Ending....................................... $10.262 $10.432 $12.051      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.806 $10.966 $11.859
   Accumulation Unit Value Ending....................................... $10.806 $10.966 $11.859 $11.582
   Number of Units Outstanding at End of Year...........................       0   1,958   5,390   5,889
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.359 $10.755      --
   Accumulation Unit Value Ending....................................... $10.359 $10.755 $12.412      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.588 $10.589 $11.415
   Accumulation Unit Value Ending....................................... $10.588 $10.589 $11.415 $11.358
   Number of Units Outstanding at End of Year...........................       0     591     890     933
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.408 $10.632 $11.181
   Accumulation Unit Value Ending....................................... $10.408 $10.632 $11.181 $12.164
   Number of Units Outstanding at End of Year...........................       0   2,596   4,585   5,041
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.745 $11.270 $12.447
   Accumulation Unit Value Ending....................................... $10.745 $11.270 $12.447 $13.421
   Number of Units Outstanding at End of Year...........................       0   2,899   2,867   2,811
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.885 $10.175 $11.262
   Accumulation Unit Value Ending....................................... $ 9.885 $10.175 $11.262 $11.284
   Number of Units Outstanding at End of Year...........................       0   1,093   1,082   1,035
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.719 $10.778 $11.791
   Accumulation Unit Value Ending....................................... $10.719 $10.778 $11.791 $12.008
   Number of Units Outstanding at End of Year...........................   1,218   3,339   3,258   3,174
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.108 $11.590 $13.688
   Accumulation Unit Value Ending....................................... $11.108 $11.590 $13.688 $14.432
   Number of Units Outstanding at End of Year...........................   1,175   1,189   3,367   3,182
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.671 $11.747
   Accumulation Unit Value Ending.......................................      -- $11.671 $11.747 $12.206
   Number of Units Outstanding at End of Year...........................      --       0      88      87

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.322 $12.656 $14.558
   Accumulation Unit Value Ending..................................... $11.322 $12.656 $14.558 $15.133
   Number of Units Outstanding at End of Year.........................       0   2,164   2,145   2,755
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.256 $12.103 $13.600
   Accumulation Unit Value Ending..................................... $11.256 $12.103 $13.600 $13.141
   Number of Units Outstanding at End of Year.........................       0   2,186   4,985   5,481
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.319 $10.634 $10.650
   Accumulation Unit Value Ending..................................... $10.319 $10.634 $10.650 $10.816
   Number of Units Outstanding at End of Year.........................   5,081   6,883   7,436   8,128
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.899 $ 9.970 $10.222
   Accumulation Unit Value Ending..................................... $ 9.899 $ 9.970 $10.222 $10.506
   Number of Units Outstanding at End of Year.........................     659   4,121   4,267   4,431
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.533 $10.538 $10.401
   Accumulation Unit Value Ending..................................... $10.533 $10.538 $10.401 $11.280
   Number of Units Outstanding at End of Year.........................   2,617   4,763   9,244   8,080
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.221 $10.262 $10.445
   Accumulation Unit Value Ending..................................... $10.221 $10.262 $10.445 $11.132
   Number of Units Outstanding at End of Year.........................  11,929  20,347  20,232  32,181
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.757 $10.831 $11.762
   Accumulation Unit Value Ending..................................... $10.757 $10.831 $11.762 $11.014
   Number of Units Outstanding at End of Year.........................      60   1,016   1,766   1,772
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.162 $10.444 $11.399
   Accumulation Unit Value Ending..................................... $11.162 $10.444 $11.399 $11.876
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.535 $11.741 $12.817
   Accumulation Unit Value Ending..................................... $10.535 $11.741 $12.817 $15.416
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.427 $10.795 $11.567
   Accumulation Unit Value Ending..................................... $10.427 $10.795 $11.567 $12.750
   Number of Units Outstanding at End of Year.........................   1,252   8,767  11,775  12,093
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.039 $11.219 $13.046
   Accumulation Unit Value Ending..................................... $11.039 $11.219 $13.046 $13.171
   Number of Units Outstanding at End of Year.........................   1,182   9,039  11,853  12,871
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.858 $ 9.681 $10.309
   Accumulation Unit Value Ending..................................... $ 9.858 $ 9.681 $10.309 $10.511
   Number of Units Outstanding at End of Year.........................       0     407     405     431
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.033 $15.567 $21.281
   Accumulation Unit Value Ending..................................... $12.033 $15.567 $21.281 $28.698
   Number of Units Outstanding at End of Year.........................       0     910     911   1,023
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.380 $18.403 $22.454
   Accumulation Unit Value Ending..................................... $12.380 $18.403 $22.454 $31.982
   Number of Units Outstanding at End of Year.........................       0       0   3,267   1,677
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.045 $12.028 $12.368
   Accumulation Unit Value Ending..................................... $11.045 $12.028 $12.368 $14.253
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.126 $10.249 $10.357
   Accumulation Unit Value Ending..................................... $10.126 $10.249 $10.357 $10.861
   Number of Units Outstanding at End of Year.........................      32     496     541     530
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.017 $11.846 $13.465
   Accumulation Unit Value Ending..................................... $11.017 $11.846 $13.465 $13.527
   Number of Units Outstanding at End of Year.........................   1,185   3,826   5,347   6,119

Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $10.321 $11.681 $11.884
   Accumulation Unit Value Ending................................. $10.321 $11.681 $11.884 $14.168
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.776 $14.618 $19.724
   Accumulation Unit Value Ending................................. $12.776 $14.618 $19.724 $15.989
   Number of Units Outstanding at End of Year.....................       0  17,464  21,655  16,605
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.466
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.705
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
  with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.95



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.676 $11.025 $12.197
   Accumulation Unit Value Ending............................. $10.676 $11.025 $12.197 $12.109
   Number of Units Outstanding at End of Year.................  14,364  18,061  19,411  15,658
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.236 $10.887 $11.311
   Accumulation Unit Value Ending............................. $10.236 $10.887 $11.311 $12.377
   Number of Units Outstanding at End of Year.................     165     589   2,569   2,321
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.748
   Accumulation Unit Value Ending.............................      --      -- $10.748 $11.356
   Number of Units Outstanding at End of Year.................      --      --     522     518
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.918 $11.472 $12.471
   Accumulation Unit Value Ending............................. $10.918 $11.472 $12.471 $13.348
   Number of Units Outstanding at End of Year.................  14,800  26,741  25,889  24,088
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.037 $10.984 $11.287
   Accumulation Unit Value Ending............................. $10.037 $10.984 $11.287 $13.225
   Number of Units Outstanding at End of Year.................   5,609   5,782   5,275   5,002
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.153 $11.353 $13.230
   Accumulation Unit Value Ending............................. $10.153 $11.353 $13.230 $17.259
   Number of Units Outstanding at End of Year.................   3,379   4,169   7,804   5,808
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.559 $11.330 $12.196
   Accumulation Unit Value Ending............................. $10.559 $11.330 $12.196 $15.680
   Number of Units Outstanding at End of Year.................   4,907   7,639   6,408   8,470
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.151 $10.319 $10.829
   Accumulation Unit Value Ending............................. $10.151 $10.319 $10.829 $12.216
   Number of Units Outstanding at End of Year.................   9,034  13,998  16,458  15,388
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.316 $12.930 $14.113
   Accumulation Unit Value Ending............................. $11.316 $12.930 $14.113 $16.214
   Number of Units Outstanding at End of Year.................  18,555  59,255  65,282  54,574
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.770 $11.138 $13.084
   Accumulation Unit Value Ending............................. $10.770 $11.138 $13.084 $12.978
   Number of Units Outstanding at End of Year.................   7,405  27,390  32,295  31,313
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.745 $10.071 $10.514
   Accumulation Unit Value Ending............................. $ 9.745 $10.071 $10.514 $13.043
   Number of Units Outstanding at End of Year.................  16,759  17,303  16,300  14,847
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.599 $10.855 $12.275
   Accumulation Unit Value Ending............................. $10.599 $10.855 $12.275 $12.645
   Number of Units Outstanding at End of Year.................  13,534  32,536  38,468  32,864
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.149 $10.130 $10.334
   Accumulation Unit Value Ending............................. $10.149 $10.130 $10.334 $10.534
   Number of Units Outstanding at End of Year.................   4,108  14,522  16,968  17,831
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.901 $ 9.968 $10.215
   Accumulation Unit Value Ending............................. $ 9.901 $ 9.968 $10.215 $10.501
   Number of Units Outstanding at End of Year.................  23,001  27,497  30,026  28,575

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.861 $12.637 $14.579
   Accumulation Unit Value Ending....................................... $10.861 $12.637 $14.579 $16.713
   Number of Units Outstanding at End of Year...........................   1,719  13,631  18,288  19,041
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.556 $11.133 $12.041
   Accumulation Unit Value Ending....................................... $10.556 $11.133 $12.041 $13.006
   Number of Units Outstanding at End of Year...........................   2,956   9,179  13,595   7,497
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.244 $11.701 $13.532
   Accumulation Unit Value Ending....................................... $11.244 $11.701 $13.532 $15.672
   Number of Units Outstanding at End of Year...........................   2,909   4,646   5,236   4,867
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.417 $12.587 $13.454
   Accumulation Unit Value Ending....................................... $11.417 $12.587 $13.454 $18.004
   Number of Units Outstanding at End of Year...........................      46   6,143   6,506   9,883
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.230 $12.101 $13.639
   Accumulation Unit Value Ending....................................... $11.230 $12.101 $13.639 $14.316
   Number of Units Outstanding at End of Year...........................   3,867  10,214  14,006  15,868
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.266 $12.240 $13.281
   Accumulation Unit Value Ending....................................... $11.266 $12.240 $13.281 $13.804
   Number of Units Outstanding at End of Year...........................   8,013  12,355  11,852  13,172
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.921 $13.038
   Accumulation Unit Value Ending.......................................      -- $10.921 $13.038 $11.989
   Number of Units Outstanding at End of Year...........................      --     211     588   2,069
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.258 $10.422      --
   Accumulation Unit Value Ending....................................... $10.258 $10.422 $12.033      --
   Number of Units Outstanding at End of Year...........................   4,213  16,070  18,963      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.801 $10.955 $11.841
   Accumulation Unit Value Ending....................................... $10.801 $10.955 $11.841 $11.559
   Number of Units Outstanding at End of Year...........................  10,214  22,236  28,744  21,319
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.354 $10.745      --
   Accumulation Unit Value Ending....................................... $10.354 $10.745 $12.393      --
   Number of Units Outstanding at End of Year...........................   8,473  11,248  10,825      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.583 $10.579 $11.398
   Accumulation Unit Value Ending....................................... $10.583 $10.579 $11.398 $11.335
   Number of Units Outstanding at End of Year...........................   7,199  18,318  21,030  19,692
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.404 $10.622 $11.165
   Accumulation Unit Value Ending....................................... $10.404 $10.622 $11.165 $12.140
   Number of Units Outstanding at End of Year...........................     703   8,577  13,353   9,913
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.740 $11.259 $12.429
   Accumulation Unit Value Ending....................................... $10.740 $11.259 $12.429 $13.394
   Number of Units Outstanding at End of Year...........................   1,816   6,693   7,250   7,065
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.880 $10.165 $11.245
   Accumulation Unit Value Ending....................................... $ 9.880 $10.165 $11.245 $11.261
   Number of Units Outstanding at End of Year...........................   2,752   5,365   5,573   6,678
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.714 $10.767 $11.773
   Accumulation Unit Value Ending....................................... $10.714 $10.767 $11.773 $11.984
   Number of Units Outstanding at End of Year...........................   7,423  36,152  46,523  45,867
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.103 $11.579 $13.668
   Accumulation Unit Value Ending....................................... $11.103 $11.579 $13.668 $14.403
   Number of Units Outstanding at End of Year...........................     763   1,804   3,375   4,439
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.667 $11.737
   Accumulation Unit Value Ending.......................................      -- $11.667 $11.737 $12.189
   Number of Units Outstanding at End of Year...........................      --       0     531     623

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.317 $12.644 $14.536
   Accumulation Unit Value Ending..................................... $11.317 $12.644 $14.536 $15.102
   Number of Units Outstanding at End of Year.........................  13,789  25,190  28,756  24,221
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.250 $12.091 $13.580
   Accumulation Unit Value Ending..................................... $11.250 $12.091 $13.580 $13.115
   Number of Units Outstanding at End of Year.........................  12,988  22,441  28,061  28,280
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.315 $10.624 $10.635
   Accumulation Unit Value Ending..................................... $10.315 $10.624 $10.635 $10.794
   Number of Units Outstanding at End of Year.........................   3,223  12,288  13,005  15,131
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.895 $ 9.960 $10.207
   Accumulation Unit Value Ending..................................... $ 9.895 $ 9.960 $10.207 $10.485
   Number of Units Outstanding at End of Year.........................  14,863  20,087  22,094  16,495
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.528 $10.528 $10.385
   Accumulation Unit Value Ending..................................... $10.528 $10.528 $10.385 $11.258
   Number of Units Outstanding at End of Year.........................  30,575  49,899  44,452  45,476
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.216 $10.252 $10.429
   Accumulation Unit Value Ending..................................... $10.216 $10.252 $10.429 $11.110
   Number of Units Outstanding at End of Year.........................  22,121  39,871  53,599  64,026
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.754 $10.822 $11.746
   Accumulation Unit Value Ending..................................... $10.754 $10.822 $11.746 $10.993
   Number of Units Outstanding at End of Year.........................   1,937  11,241  11,704  10,598
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.156 $10.433 $11.382
   Accumulation Unit Value Ending..................................... $11.156 $10.433 $11.382 $11.853
   Number of Units Outstanding at End of Year.........................   9,647  11,931   8,906   8,240
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.530 $11.730 $12.798
   Accumulation Unit Value Ending..................................... $10.530 $11.730 $12.798 $15.385
   Number of Units Outstanding at End of Year.........................   1,162   4,353   5,343   6,713
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.422 $10.785 $11.550
   Accumulation Unit Value Ending..................................... $10.422 $10.785 $11.550 $12.725
   Number of Units Outstanding at End of Year.........................  13,765  29,258  36,982  37,232
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.034 $11.208 $13.026
   Accumulation Unit Value Ending..................................... $11.034 $11.208 $13.026 $13.145
   Number of Units Outstanding at End of Year.........................  21,590  50,042  58,001  54,480
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.853 $ 9.672 $10.294
   Accumulation Unit Value Ending..................................... $ 9.853 $ 9.672 $10.294 $10.490
   Number of Units Outstanding at End of Year.........................     996   1,040   1,039     424
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.027 $15.552 $21.250
   Accumulation Unit Value Ending..................................... $12.027 $15.552 $21.250 $28.641
   Number of Units Outstanding at End of Year.........................   1,439   3,538   7,274   5,309
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.375 $18.385 $22.421
   Accumulation Unit Value Ending..................................... $12.375 $18.385 $22.421 $31.918
   Number of Units Outstanding at End of Year.........................   3,132   4,127   8,066   7,757
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.040 $12.016 $12.350
   Accumulation Unit Value Ending..................................... $11.040 $12.016 $12.350 $14.224
   Number of Units Outstanding at End of Year.........................     563     577   2,086   1,839
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.122 $10.239 $10.342
   Accumulation Unit Value Ending..................................... $10.122 $10.239 $10.342 $10.839
   Number of Units Outstanding at End of Year.........................     952   3,202   3,263   2,127
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.011 $11.835 $13.445
   Accumulation Unit Value Ending..................................... $11.011 $11.835 $13.445 $13.500
   Number of Units Outstanding at End of Year.........................   9,727  25,547  37,978  35,763
Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.................................. $10.000 $10.316 $11.669 $11.866
   Accumulation Unit Value Ending..................................... $10.316 $11.669 $11.866 $14.140
   Number of Units Outstanding at End of Year.........................   1,679   2,101   3,578   3,694

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.770 $14.604 $19.695
   Accumulation Unit Value Ending................................. $12.770 $14.604 $19.695 $15.957
   Number of Units Outstanding at End of Year.....................   9,986  22,875  21,823  23,853
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.463
   Number of Units Outstanding at End of Year.....................      --      --      --  21,243
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.702
   Number of Units Outstanding at End of Year.....................      --      --      --  13,748



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                            Mortality & Expense = 2



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.671 $11.014 $12.179
   Accumulation Unit Value Ending............................. $10.671 $11.014 $12.179 $12.085
   Number of Units Outstanding at End of Year.................   2,620   6,944   4,656   3,415
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.232 $10.877 $11.294
   Accumulation Unit Value Ending............................. $10.232 $10.877 $11.294 $12.353
   Number of Units Outstanding at End of Year.................       0     466     712     712
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.745
   Accumulation Unit Value Ending.............................      --      -- $10.745 $11.347
   Number of Units Outstanding at End of Year.................      --      --   1,759   2,640
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.913 $11.461 $12.453
   Accumulation Unit Value Ending............................. $10.913 $11.461 $12.453 $13.322
   Number of Units Outstanding at End of Year.................   1,054   2,769   3,507   3,950
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.033 $10.974 $11.270
   Accumulation Unit Value Ending............................. $10.033 $10.974 $11.270 $13.199
   Number of Units Outstanding at End of Year.................   1,000   3,053   3,463   2,296
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.148 $11.342 $13.210
   Accumulation Unit Value Ending............................. $10.148 $11.342 $13.210 $17.224
   Number of Units Outstanding at End of Year.................      23     437   1,034   2,628
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.554 $11.319 $12.177
   Accumulation Unit Value Ending............................. $10.554 $11.319 $12.177 $15.648
   Number of Units Outstanding at End of Year.................   3,165   4,928   6,020   3,822
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.146 $10.309 $10.813
   Accumulation Unit Value Ending............................. $10.146 $10.309 $10.813 $12.191
   Number of Units Outstanding at End of Year.................     131   5,198   5,143   4,840
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.311 $12.917 $14.092
   Accumulation Unit Value Ending............................. $11.311 $12.917 $14.092 $16.182
   Number of Units Outstanding at End of Year.................       0   6,317   7,143   6,925
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.765 $11.127 $13.065
   Accumulation Unit Value Ending............................. $10.765 $11.127 $13.065 $12.952
   Number of Units Outstanding at End of Year.................   3,393   5,631   5,812   6,302
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.741 $10.062 $10.498
   Accumulation Unit Value Ending............................. $ 9.741 $10.062 $10.498 $13.016
   Number of Units Outstanding at End of Year.................     980   1,785   1,785   1,329
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.594 $10.845 $12.257
   Accumulation Unit Value Ending............................. $10.594 $10.845 $12.257 $12.620
   Number of Units Outstanding at End of Year.................   3,741   9,049  10,988   9,871
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.145 $10.120 $10.318
   Accumulation Unit Value Ending............................. $10.145 $10.120 $10.318 $10.513
   Number of Units Outstanding at End of Year.................   1,311   7,060   8,068   6,914
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.896 $ 9.958 $10.200
   Accumulation Unit Value Ending............................. $ 9.896 $ 9.958 $10.200 $10.480
   Number of Units Outstanding at End of Year.................   2,778  34,371  24,171  30,601

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.856 $12.625 $14.557
   Accumulation Unit Value Ending....................................... $10.856 $12.625 $14.557 $16.680
   Number of Units Outstanding at End of Year...........................     428   2,407   2,853   2,153
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.551 $11.122 $12.023
   Accumulation Unit Value Ending....................................... $10.551 $11.122 $12.023 $12.980
   Number of Units Outstanding at End of Year...........................       0   4,544   5,105   5,025
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.239 $11.690 $13.512
   Accumulation Unit Value Ending....................................... $11.239 $11.690 $13.512 $15.641
   Number of Units Outstanding at End of Year...........................   1,202   1,202   1,202   1,543
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.411 $12.575 $13.434
   Accumulation Unit Value Ending....................................... $11.411 $12.575 $13.434 $17.968
   Number of Units Outstanding at End of Year...........................       0     373     373     330
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.225 $12.089 $13.619
   Accumulation Unit Value Ending....................................... $11.225 $12.089 $13.619 $14.287
   Number of Units Outstanding at End of Year...........................   1,115   4,238   5,181   5,577
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.260 $12.228 $13.261
   Accumulation Unit Value Ending....................................... $11.260 $12.228 $13.261 $13.777
   Number of Units Outstanding at End of Year...........................   1,544   1,730   1,725     180
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.918 $13.027
   Accumulation Unit Value Ending.......................................      -- $10.918 $13.027 $11.972
   Number of Units Outstanding at End of Year...........................      --       0       0     533
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.253 $10.411      --
   Accumulation Unit Value Ending....................................... $10.253 $10.411 $12.016      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.796 $10.944 $11.824
   Accumulation Unit Value Ending....................................... $10.796 $10.944 $11.824 $11.536
   Number of Units Outstanding at End of Year...........................   1,940   5,298   6,018   4,563
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.349 $10.734      --
   Accumulation Unit Value Ending....................................... $10.349 $10.734 $12.375      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.578 $10.569 $11.382
   Accumulation Unit Value Ending....................................... $10.578 $10.569 $11.382 $11.313
   Number of Units Outstanding at End of Year...........................   5,103   6,420   6,663   6,648
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.399 $10.611 $11.148
   Accumulation Unit Value Ending....................................... $10.399 $10.611 $11.148 $12.116
   Number of Units Outstanding at End of Year...........................     220   3,709   4,405   2,004
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.735 $11.248 $12.411
   Accumulation Unit Value Ending....................................... $10.735 $11.248 $12.411 $13.367
   Number of Units Outstanding at End of Year...........................     651     845     814     793
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.876 $10.155 $11.228
   Accumulation Unit Value Ending....................................... $ 9.876 $10.155 $11.228 $11.239
   Number of Units Outstanding at End of Year...........................  12,151     794     759   1,315
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.709 $10.757 $11.756
   Accumulation Unit Value Ending....................................... $10.709 $10.757 $11.756 $11.960
   Number of Units Outstanding at End of Year...........................   6,174  10,396  11,256   9,968
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.097 $11.568 $13.648
   Accumulation Unit Value Ending....................................... $11.097 $11.568 $13.648 $14.374
   Number of Units Outstanding at End of Year...........................     423   1,147   1,104   1,093
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.663 $11.727
   Accumulation Unit Value Ending.......................................      -- $11.663 $11.727 $12.172
   Number of Units Outstanding at End of Year...........................      --       0     193     794
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.312 $12.632 $14.515
   Accumulation Unit Value Ending....................................... $11.312 $12.632 $14.515 $15.072
   Number of Units Outstanding at End of Year...........................      61   6,268   6,487   6,311
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.245 $12.079 $13.560
   Accumulation Unit Value Ending....................................... $11.245 $12.079 $13.560 $13.089
   Number of Units Outstanding at End of Year...........................  12,283   7,138   7,267   4,830

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.310 $10.614 $10.619
   Accumulation Unit Value Ending..................................... $10.310 $10.614 $10.619 $10.772
   Number of Units Outstanding at End of Year.........................     549   3,739   2,026   1,728
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.890 $ 9.951 $10.192
   Accumulation Unit Value Ending..................................... $ 9.890 $ 9.951 $10.192 $10.464
   Number of Units Outstanding at End of Year.........................   3,440  15,412  15,970  18,821
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.523 $10.517 $10.370
   Accumulation Unit Value Ending..................................... $10.523 $10.517 $10.370 $11.235
   Number of Units Outstanding at End of Year.........................   1,571   4,203   5,230   5,419
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.212 $10.242 $10.414
   Accumulation Unit Value Ending..................................... $10.212 $10.242 $10.414 $11.088
   Number of Units Outstanding at End of Year.........................   5,179   5,771   6,523   2,733
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.750 $10.813 $11.730
   Accumulation Unit Value Ending..................................... $10.750 $10.813 $11.730 $10.973
   Number of Units Outstanding at End of Year.........................      80     119      64       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.151 $10.423 $11.365
   Accumulation Unit Value Ending..................................... $11.151 $10.423 $11.365 $11.829
   Number of Units Outstanding at End of Year.........................   1,714   4,214   4,697   3,683
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.526 $11.718 $12.779
   Accumulation Unit Value Ending..................................... $10.526 $11.718 $12.779 $15.355
   Number of Units Outstanding at End of Year.........................     917     917     917       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.417 $10.774 $11.533
   Accumulation Unit Value Ending..................................... $10.417 $10.774 $11.533 $12.699
   Number of Units Outstanding at End of Year.........................     478   4,786   5,763   2,568
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.029 $11.197 $13.007
   Accumulation Unit Value Ending..................................... $11.029 $11.197 $13.007 $13.118
   Number of Units Outstanding at End of Year.........................   1,764   9,332  10,239   9,210
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.849 $ 9.662 $10.278
   Accumulation Unit Value Ending..................................... $ 9.849 $ 9.662 $10.278 $10.469
   Number of Units Outstanding at End of Year.........................     700   1,385   1,437   1,301
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.022 $15.536 $21.218
   Accumulation Unit Value Ending..................................... $12.022 $15.536 $21.218 $28.584
   Number of Units Outstanding at End of Year.........................       0     641     641   1,601
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.369 $18.368 $22.387
   Accumulation Unit Value Ending..................................... $12.369 $18.368 $22.387 $31.855
   Number of Units Outstanding at End of Year.........................       0     357     357   1,233
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.035 $12.004 $12.331
   Accumulation Unit Value Ending..................................... $11.035 $12.004 $12.331 $14.196
   Number of Units Outstanding at End of Year.........................       0      37     224     759
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.117 $10.229 $10.326
   Accumulation Unit Value Ending..................................... $10.117 $10.229 $10.326 $10.818
   Number of Units Outstanding at End of Year.........................   1,042   1,661   2,059   2,154
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.006 $11.823 $13.425
   Accumulation Unit Value Ending..................................... $11.006 $11.823 $13.425 $13.473
   Number of Units Outstanding at End of Year.........................   3,296   9,480  10,060   9,712
Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.................................. $10.000 $10.311 $11.658 $11.849
   Accumulation Unit Value Ending..................................... $10.311 $11.658 $11.849 $14.111
   Number of Units Outstanding at End of Year.........................   1,164   2,858   3,691   3,603
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.................................. $10.000 $12.764 $14.590 $19.666
   Accumulation Unit Value Ending..................................... $12.764 $14.590 $19.666 $15.925
   Number of Units Outstanding at End of Year.........................     602   2,671   1,356   2,742
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..................................      --      --      -- $10.000
   Accumulation Unit Value Ending.....................................      --      --      -- $ 9.459
   Number of Units Outstanding at End of Year.........................      --      --      --       0

 Legg Mason Partners Variable Investors Portfolio - Class I
    Accumulation Unit Value Beginning...................... --  --  --  $10.000
    Accumulation Unit Value Ending......................... --  --  --  $ 9.698
    Number of Units Outstanding at End of Year............. --  --  --        0



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 2.05



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.666 $11.004 $12.161
   Accumulation Unit Value Ending............................. $10.666 $11.004 $12.161 $12.061
   Number of Units Outstanding at End of Year.................       0   3,951       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.227 $10.866 $11.277
   Accumulation Unit Value Ending............................. $10.227 $10.866 $11.277 $12.328
   Number of Units Outstanding at End of Year.................       0   1,662     288     277
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.741
   Accumulation Unit Value Ending.............................      --      -- $10.741 $11.337
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.908 $11.449 $12.434
   Accumulation Unit Value Ending............................. $10.908 $11.449 $12.434 $13.295
   Number of Units Outstanding at End of Year.................       0     260     508     481
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.028 $10.963 $11.254
   Accumulation Unit Value Ending............................. $10.028 $10.963 $11.254 $13.172
   Number of Units Outstanding at End of Year.................       0   4,285       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.144 $11.331 $13.191
   Accumulation Unit Value Ending............................. $10.144 $11.331 $13.191 $17.190
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.549 $11.308 $12.159
   Accumulation Unit Value Ending............................. $10.549 $11.308 $12.159 $15.617
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.141 $10.299 $10.797
   Accumulation Unit Value Ending............................. $10.141 $10.299 $10.797 $12.167
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.305 $12.905 $14.072
   Accumulation Unit Value Ending............................. $11.305 $12.905 $14.072 $16.150
   Number of Units Outstanding at End of Year.................       0   3,328   2,862   2,662
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.760 $11.116 $13.046
   Accumulation Unit Value Ending............................. $10.760 $11.116 $13.046 $12.926
   Number of Units Outstanding at End of Year.................       0     391     377     361
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.736 $10.052 $10.483
   Accumulation Unit Value Ending............................. $ 9.736 $10.052 $10.483 $12.991
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.589 $10.834 $12.239
   Accumulation Unit Value Ending............................. $10.589 $10.834 $12.239 $12.595
   Number of Units Outstanding at End of Year.................       0   7,033   3,893   3,465
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.140 $10.110 $10.303
   Accumulation Unit Value Ending............................. $10.140 $10.110 $10.303 $10.492
   Number of Units Outstanding at End of Year.................       0     235     229     224
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.892 $ 9.948 $10.185
   Accumulation Unit Value Ending............................. $ 9.892 $ 9.948 $10.185 $10.459
   Number of Units Outstanding at End of Year.................     170   1,953   3,789   3,091
Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.850 $12.612 $14.535
   Accumulation Unit Value Ending............................. $10.850 $12.612 $14.535 $16.646
   Number of Units Outstanding at End of Year.................       0   1,510   2,009   1,868

Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.546 $11.111 $12.005
   Accumulation Unit Value Ending....................................... $10.546 $11.111 $12.005 $12.954
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.233 $11.678 $13.492
   Accumulation Unit Value Ending....................................... $11.233 $11.678 $13.492 $15.610
   Number of Units Outstanding at End of Year...........................     150     150     146     129
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.406 $12.563 $13.414
   Accumulation Unit Value Ending....................................... $11.406 $12.563 $13.414 $17.933
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.219 $12.077 $13.598
   Accumulation Unit Value Ending....................................... $11.219 $12.077 $13.598 $14.259
   Number of Units Outstanding at End of Year...........................       0   1,483   1,813   1,480
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.255 $12.216 $13.241
   Accumulation Unit Value Ending....................................... $11.255 $12.216 $13.241 $13.749
   Number of Units Outstanding at End of Year...........................       0   1,465   1,559   1,460
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.914 $13.016
   Accumulation Unit Value Ending.......................................      -- $10.914 $13.016 $11.956
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.248 $10.401      --
   Accumulation Unit Value Ending....................................... $10.248 $10.401 $11.998      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.791 $10.934 $11.806
   Accumulation Unit Value Ending....................................... $10.791 $10.934 $11.806 $11.513
   Number of Units Outstanding at End of Year...........................       0     782   1,371   1,027
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.344 $10.724      --
   Accumulation Unit Value Ending....................................... $10.344 $10.724 $12.357      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.573 $10.559 $11.365
   Accumulation Unit Value Ending....................................... $10.573 $10.559 $11.365 $11.290
   Number of Units Outstanding at End of Year...........................       0     519     509     516
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.394 $10.601 $11.132
   Accumulation Unit Value Ending....................................... $10.394 $10.601 $11.132 $12.092
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.730 $11.237 $12.392
   Accumulation Unit Value Ending....................................... $10.730 $11.237 $12.392 $13.341
   Number of Units Outstanding at End of Year...........................       0   1,134   1,125   1,097
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.871 $10.146 $11.212
   Accumulation Unit Value Ending....................................... $ 9.871 $10.146 $11.212 $11.216
   Number of Units Outstanding at End of Year...........................       0     419     436     435
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.704 $10.746 $11.738
   Accumulation Unit Value Ending....................................... $10.704 $10.746 $11.738 $11.937
   Number of Units Outstanding at End of Year...........................     393     678     680     670
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.092 $11.556 $13.628
   Accumulation Unit Value Ending....................................... $11.092 $11.556 $13.628 $14.346
   Number of Units Outstanding at End of Year...........................       0       0     233       0
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.659 $11.717
   Accumulation Unit Value Ending.......................................      -- $11.659 $11.717 $12.156
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.306 $12.620 $14.493
   Accumulation Unit Value Ending....................................... $11.306 $12.620 $14.493 $15.042
   Number of Units Outstanding at End of Year...........................       0     539     529     519

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.240 $12.068 $13.540
   Accumulation Unit Value Ending..................................... $11.240 $12.068 $13.540 $13.063
   Number of Units Outstanding at End of Year.........................       0   2,759   2,035   1,898
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.305 $10.603 $10.603
   Accumulation Unit Value Ending..................................... $10.305 $10.603 $10.603 $10.751
   Number of Units Outstanding at End of Year.........................       0   2,702       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.885 $ 9.941 $10.177
   Accumulation Unit Value Ending..................................... $ 9.885 $ 9.941 $10.177 $10.443
   Number of Units Outstanding at End of Year.........................       0   3,072  29,618  23,882
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.518 $10.507 $10.354
   Accumulation Unit Value Ending..................................... $10.518 $10.507 $10.354 $11.213
   Number of Units Outstanding at End of Year.........................       0   1,038   2,656   1,910
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.207 $10.232 $10.399
   Accumulation Unit Value Ending..................................... $10.207 $10.232 $10.399 $11.066
   Number of Units Outstanding at End of Year.........................     165   4,966   3,252   3,238
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.746 $10.804 $11.714
   Accumulation Unit Value Ending..................................... $10.746 $10.804 $11.714 $10.952
   Number of Units Outstanding at End of Year.........................     391     406     421     459
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.146 $10.413 $11.348
   Accumulation Unit Value Ending..................................... $11.146 $10.413 $11.348 $11.805
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.521 $11.707 $12.760
   Accumulation Unit Value Ending..................................... $10.521 $11.707 $12.760 $15.324
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.412 $10.764 $11.516
   Accumulation Unit Value Ending..................................... $10.412 $10.764 $11.516 $12.674
   Number of Units Outstanding at End of Year.........................       0   1,413   1,445   1,373
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.024 $11.186 $12.988
   Accumulation Unit Value Ending..................................... $11.024 $11.186 $12.988 $13.092
   Number of Units Outstanding at End of Year.........................       0   1,795   2,106   1,995
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.844 $ 9.653 $10.263
   Accumulation Unit Value Ending..................................... $ 9.844 $ 9.653 $10.263 $10.449
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.016 $15.521 $21.187
   Accumulation Unit Value Ending..................................... $12.016 $15.521 $21.187 $28.527
   Number of Units Outstanding at End of Year.........................     140     222     191     139
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.363 $18.350 $22.354
   Accumulation Unit Value Ending..................................... $12.363 $18.350 $22.354 $31.791
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.030 $11.993 $12.313
   Accumulation Unit Value Ending..................................... $11.030 $11.993 $12.313 $14.167
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.112 $10.220 $10.311
   Accumulation Unit Value Ending..................................... $10.112 $10.220 $10.311 $10.796
   Number of Units Outstanding at End of Year.........................       0     234     228     223
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.001 $11.812 $13.405
   Accumulation Unit Value Ending..................................... $11.001 $11.812 $13.405 $13.446
   Number of Units Outstanding at End of Year.........................       0   1,482   2,305   2,146

Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $10.306 $11.647 $11.831
   Accumulation Unit Value Ending................................. $10.306 $11.647 $11.831 $14.083
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.758 $14.576 $19.636
   Accumulation Unit Value Ending................................. $12.758 $14.576 $19.636 $15.893
   Number of Units Outstanding at End of Year.....................     132   2,849   1,482   1,279
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.456
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.695
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
 with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without
                                     ABR)
                          Mortality & Expense = 2.15



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.656 $10.982 $12.125
   Accumulation Unit Value Ending............................. $10.656 $10.982 $12.125 $12.013
   Number of Units Outstanding at End of Year.................     356       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.217 $10.845 $11.244
   Accumulation Unit Value Ending............................. $10.217 $10.845 $11.244 $12.279
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.734
   Accumulation Unit Value Ending.............................      --      -- $10.734 $11.317
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.897 $11.427 $12.398
   Accumulation Unit Value Ending............................. $10.897 $11.427 $12.398 $13.242
   Number of Units Outstanding at End of Year.................     245     246     246     246
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.019 $10.942 $11.220
   Accumulation Unit Value Ending............................. $10.019 $10.942 $11.220 $13.120
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.134 $11.309 $13.152
   Accumulation Unit Value Ending............................. $10.134 $11.309 $13.152 $17.121
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.539 $11.286 $12.123
   Accumulation Unit Value Ending............................. $10.539 $11.286 $12.123 $15.555
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.132 $10.279 $10.765
   Accumulation Unit Value Ending............................. $10.132 $10.279 $10.765 $12.119
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.295 $12.880 $14.030
   Accumulation Unit Value Ending............................. $11.295 $12.880 $14.030 $16.085
   Number of Units Outstanding at End of Year.................     237   1,479   1,454   1,197
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.750 $11.095 $13.007
   Accumulation Unit Value Ending............................. $10.750 $11.095 $13.007 $12.875
   Number of Units Outstanding at End of Year.................   7,253   7,712   7,072   6,500
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.727 $10.032 $10.452
   Accumulation Unit Value Ending............................. $ 9.727 $10.032 $10.452 $12.939
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.579 $10.813 $12.202
   Accumulation Unit Value Ending............................. $10.579 $10.813 $12.202 $12.544
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.130 $10.091 $10.272
   Accumulation Unit Value Ending............................. $10.130 $10.091 $10.272 $10.450
   Number of Units Outstanding at End of Year.................   2,451   1,826   1,826   1,826
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.882 $ 9.929 $10.155
   Accumulation Unit Value Ending............................. $ 9.882 $ 9.929 $10.155 $10.417
   Number of Units Outstanding at End of Year.................   3,466   3,490   3,633   3,232

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.840 $12.588 $14.492
   Accumulation Unit Value Ending....................................... $10.840 $12.588 $14.492 $16.580
   Number of Units Outstanding at End of Year...........................   1,340   1,269   1,177     930
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.537 $11.089 $11.970
   Accumulation Unit Value Ending....................................... $10.537 $11.089 $11.970 $12.902
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.223 $11.655 $13.452
   Accumulation Unit Value Ending....................................... $11.223 $11.655 $13.452 $15.547
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.395 $12.539 $13.375
   Accumulation Unit Value Ending....................................... $11.395 $12.539 $13.375 $17.861
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.209 $12.053 $13.558
   Accumulation Unit Value Ending....................................... $11.209 $12.053 $13.558 $14.202
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.245 $12.192 $13.202
   Accumulation Unit Value Ending....................................... $11.245 $12.192 $13.202 $13.695
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.906 $12.993
   Accumulation Unit Value Ending.......................................      -- $10.906 $12.993 $11.923
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.238 $10.381      --
   Accumulation Unit Value Ending....................................... $10.238 $10.381 $11.962      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.781 $10.912 $11.771
   Accumulation Unit Value Ending....................................... $10.781 $10.912 $11.771 $11.467
   Number of Units Outstanding at End of Year...........................     907     907     907     907
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.335 $10.703      --
   Accumulation Unit Value Ending....................................... $10.335 $10.703 $12.320      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.563 $10.538 $11.331
   Accumulation Unit Value Ending....................................... $10.563 $10.538 $11.331 $11.245
   Number of Units Outstanding at End of Year...........................   3,003   3,292   3,272   3,002
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.384 $10.580 $11.098
   Accumulation Unit Value Ending....................................... $10.384 $10.580 $11.098 $12.043
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.720 $11.215 $12.355
   Accumulation Unit Value Ending....................................... $10.720 $11.215 $12.355 $13.288
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.862 $10.126 $11.178
   Accumulation Unit Value Ending....................................... $ 9.862 $10.126 $11.178 $11.171
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.694 $10.725 $11.703
   Accumulation Unit Value Ending....................................... $10.694 $10.725 $11.703 $11.889
   Number of Units Outstanding at End of Year...........................     750     763     763     763
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.082 $11.534 $13.587
   Accumulation Unit Value Ending....................................... $11.082 $11.534 $13.587 $14.288
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.651 $11.697
   Accumulation Unit Value Ending.......................................      -- $11.651 $11.697 $12.123
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.296 $12.595 $14.450
   Accumulation Unit Value Ending..................................... $11.296 $12.595 $14.450 $14.982
   Number of Units Outstanding at End of Year.........................   1,286   1,269   1,181   1,029
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.230 $12.044 $13.500
   Accumulation Unit Value Ending..................................... $11.230 $12.044 $13.500 $13.011
   Number of Units Outstanding at End of Year.........................   2,192   2,225   2,163   2,084
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.296 $10.583 $10.572
   Accumulation Unit Value Ending..................................... $10.296 $10.583 $10.572 $10.708
   Number of Units Outstanding at End of Year.........................   4,295   4,134   3,049   2,938
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.876 $ 9.922 $10.147
   Accumulation Unit Value Ending..................................... $ 9.876 $ 9.922 $10.147 $10.401
   Number of Units Outstanding at End of Year.........................     271     795     795     795
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.508 $10.487 $10.324
   Accumulation Unit Value Ending..................................... $10.508 $10.487 $10.324 $11.168
   Number of Units Outstanding at End of Year.........................     255     257     257     257
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.197 $10.212 $10.368
   Accumulation Unit Value Ending..................................... $10.197 $10.212 $10.368 $11.022
   Number of Units Outstanding at End of Year.........................   6,419   6,260   5,143   5,032
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.739 $10.785 $11.682
   Accumulation Unit Value Ending..................................... $10.739 $10.785 $11.682 $10.911
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.136 $10.393 $11.315
   Accumulation Unit Value Ending..................................... $11.136 $10.393 $11.315 $11.758
   Number of Units Outstanding at End of Year.........................     240     264     264     264
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.511 $11.684 $12.722
   Accumulation Unit Value Ending..................................... $10.511 $11.684 $12.722 $15.263
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.403 $10.743 $11.481
   Accumulation Unit Value Ending..................................... $10.403 $10.743 $11.481 $12.623
   Number of Units Outstanding at End of Year.........................   1,813   1,813   1,813   1,813
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.014 $11.165 $12.949
   Accumulation Unit Value Ending..................................... $11.014 $11.165 $12.949 $13.040
   Number of Units Outstanding at End of Year.........................     243     247     247     247
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.835 $ 9.634 $10.233
   Accumulation Unit Value Ending..................................... $ 9.835 $ 9.634 $10.233 $10.407
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.005 $15.491 $21.124
   Accumulation Unit Value Ending..................................... $12.005 $15.491 $21.124 $28.413
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.352 $18.314 $22.288
   Accumulation Unit Value Ending..................................... $12.352 $18.314 $22.288 $31.665
   Number of Units Outstanding at End of Year.........................       0       0     896     863
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.019 $11.969 $12.277
   Accumulation Unit Value Ending..................................... $11.019 $11.969 $12.277 $14.111
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.103 $10.200 $10.281
   Accumulation Unit Value Ending..................................... $10.103 $10.200 $10.281 $10.753
   Number of Units Outstanding at End of Year.........................     265     267     267     267
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.991 $11.789 $13.365
   Accumulation Unit Value Ending..................................... $10.991 $11.789 $13.365 $13.392
   Number of Units Outstanding at End of Year.........................   7,094   7,269   6,876   6,248

Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $10.297 $11.624 $11.796
   Accumulation Unit Value Ending................................. $10.297 $11.624 $11.796 $14.027
   Number of Units Outstanding at End of Year.....................     260     277     277     277
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.746 $14.547 $19.578
   Accumulation Unit Value Ending................................. $12.746 $14.547 $19.578 $15.830
   Number of Units Outstanding at End of Year.....................   4,200   4,118   3,664   3,869
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.450
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.688
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                      LBL CONSULTANT SOLUTIONS PLUS - SAI
                          Accumulation Unit Values(1)
     with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 2.2



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.651 $10.972 $12.107
   Accumulation Unit Value Ending............................. $10.651 $10.972 $12.107 $11.988
   Number of Units Outstanding at End of Year.................   7,253   9,041   8,335   8,449
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.213 $10.834 $11.227
   Accumulation Unit Value Ending............................. $10.213 $10.834 $11.227 $12.254
   Number of Units Outstanding at End of Year.................     648     374   3,116   3,003
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.730
   Accumulation Unit Value Ending.............................      --      -- $10.730 $11.308
   Number of Units Outstanding at End of Year.................      --      --   3,274   2,776
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.892 $11.416 $12.379
   Accumulation Unit Value Ending............................. $10.892 $11.416 $12.379 $13.216
   Number of Units Outstanding at End of Year.................   4,346   6,590   6,560   5,005
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.014 $10.931 $11.204
   Accumulation Unit Value Ending............................. $10.014 $10.931 $11.204 $13.093
   Number of Units Outstanding at End of Year.................   2,261   3,362   6,679   6,768
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.130 $11.298 $13.132
   Accumulation Unit Value Ending............................. $10.130 $11.298 $13.132 $17.087
   Number of Units Outstanding at End of Year.................   2,742   4,025   5,908   6,031
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.535 $11.275 $12.105
   Accumulation Unit Value Ending............................. $10.535 $11.275 $12.105 $15.524
   Number of Units Outstanding at End of Year.................   3,519   8,135  14,126  10,838
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.127 $10.269 $10.749
   Accumulation Unit Value Ending............................. $10.127 $10.269 $10.749 $12.094
   Number of Units Outstanding at End of Year.................     233     857   6,558   9,610
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.290 $12.867 $14.009
   Accumulation Unit Value Ending............................. $11.290 $12.867 $14.009 $16.053
   Number of Units Outstanding at End of Year.................   2,001   8,853  50,416  21,355
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.745 $11.084 $12.988
   Accumulation Unit Value Ending............................. $10.745 $11.084 $12.988 $12.849
   Number of Units Outstanding at End of Year.................   8,904  12,553  22,674  23,919
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.723 $10.022 $10.436
   Accumulation Unit Value Ending............................. $ 9.723 $10.022 $10.436 $12.913
   Number of Units Outstanding at End of Year.................   2,239   2,183   2,175   1,964
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.575 $10.803 $12.184
   Accumulation Unit Value Ending............................. $10.575 $10.803 $12.184 $12.519
   Number of Units Outstanding at End of Year.................   8,150  21,389  24,147  16,342
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.126 $10.081 $10.257
   Accumulation Unit Value Ending............................. $10.126 $10.081 $10.257 $10.429
   Number of Units Outstanding at End of Year.................  10,729  14,528  20,760  33,308
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.878 $ 9.919 $10.140
   Accumulation Unit Value Ending............................. $ 9.878 $ 9.919 $10.140 $10.396
   Number of Units Outstanding at End of Year.................  12,253  23,664  26,813  18,907

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.835 $12.575 $14.471
   Accumulation Unit Value Ending....................................... $10.835 $12.575 $14.471 $16.547
   Number of Units Outstanding at End of Year...........................   1,816   5,549  11,617  12,513
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.532 $11.079 $11.952
   Accumulation Unit Value Ending....................................... $10.532 $11.079 $11.952 $12.877
   Number of Units Outstanding at End of Year...........................   1,219   4,075  10,584  11,173
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.218 $11.644 $13.432
   Accumulation Unit Value Ending....................................... $11.218 $11.644 $13.432 $15.516
   Number of Units Outstanding at End of Year...........................     753     752     717     596
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.390 $12.526 $13.355
   Accumulation Unit Value Ending....................................... $11.390 $12.526 $13.355 $17.825
   Number of Units Outstanding at End of Year...........................     214     213     213   6,005
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.204 $12.042 $13.538
   Accumulation Unit Value Ending....................................... $11.204 $12.042 $13.538 $14.173
   Number of Units Outstanding at End of Year...........................   3,432  16,349  19,740  18,073
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.239 $12.180 $13.182
   Accumulation Unit Value Ending....................................... $11.239 $12.180 $13.182 $13.667
   Number of Units Outstanding at End of Year...........................   2,903  11,212  13,239  11,419
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.903 $12.982
   Accumulation Unit Value Ending.......................................      -- $10.903 $12.982 $11.907
   Number of Units Outstanding at End of Year...........................      --       0   1,608   1,499
Legg Mason Partners Variable All Cap - Class II
(1)Accumulation Unit Value Beginning.................................... $10.000 $10.234 $10.371      --
   Accumulation Unit Value Ending....................................... $10.234 $10.371 $11.944      --
   Number of Units Outstanding at End of Year...........................     163   1,901   2,011      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.776 $10.902 $11.754
   Accumulation Unit Value Ending....................................... $10.776 $10.902 $11.754 $11.444
   Number of Units Outstanding at End of Year...........................   8,342  15,092  19,469  14,125
Legg Mason Partners Variable Investors - Class II
(2)Accumulation Unit Value Beginning.................................... $10.000 $10.330 $10.692      --
   Accumulation Unit Value Ending....................................... $10.330 $10.692 $12.302      --
   Number of Units Outstanding at End of Year...........................     400     413   1,697      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.558 $10.528 $11.314
   Accumulation Unit Value Ending....................................... $10.558 $10.528 $11.314 $11.223
   Number of Units Outstanding at End of Year...........................   1,028   3,630   6,054   6,119
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.379 $10.570 $11.082
   Accumulation Unit Value Ending....................................... $10.379 $10.570 $11.082 $12.019
   Number of Units Outstanding at End of Year...........................     695  10,095   9,597   3,695
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.715 $11.205 $12.337
   Accumulation Unit Value Ending....................................... $10.715 $11.205 $12.337 $13.261
   Number of Units Outstanding at End of Year...........................       0     246     303     289
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.857 $10.116 $11.162
   Accumulation Unit Value Ending....................................... $ 9.857 $10.116 $11.162 $11.149
   Number of Units Outstanding at End of Year...........................     517     497     501     497
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.689 $10.715 $11.686
   Accumulation Unit Value Ending....................................... $10.689 $10.715 $11.686 $11.865
   Number of Units Outstanding at End of Year...........................     801   3,566   7,359   6,747
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.077 $11.523 $13.567
   Accumulation Unit Value Ending....................................... $11.077 $11.523 $13.567 $14.260
   Number of Units Outstanding at End of Year...........................     793   1,399     898     797
Oppenheimer MidCap Fund/VA - Service Shares
(2)Accumulation Unit Value Beginning....................................      -- $10.000 $11.647 $11.687
   Accumulation Unit Value Ending.......................................      -- $11.647 $11.687 $12.106
   Number of Units Outstanding at End of Year...........................      --       0  11,485   9,302
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.291 $12.583 $14.429
   Accumulation Unit Value Ending....................................... $11.291 $12.583 $14.429 $14.952
   Number of Units Outstanding at End of Year...........................   4,883   5,282   8,245   6,303

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.224 $12.032 $13.480
   Accumulation Unit Value Ending..................................... $11.224 $12.032 $13.480 $12.985
   Number of Units Outstanding at End of Year.........................   3,899   9,779  12,150  10,609
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.291 $10.572 $10.556
   Accumulation Unit Value Ending..................................... $10.291 $10.572 $10.556 $10.687
   Number of Units Outstanding at End of Year.........................   2,546  10,061  11,417   8,324
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.872 $ 9.912 $10.132
   Accumulation Unit Value Ending..................................... $ 9.872 $ 9.912 $10.132 $10.381
   Number of Units Outstanding at End of Year.........................   3,562   5,232   4,492  27,322
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.503 $10.476 $10.308
   Accumulation Unit Value Ending..................................... $10.503 $10.476 $10.308 $11.146
   Number of Units Outstanding at End of Year.........................   9,230  16,860  14,230  14,218
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.193 $10.202 $10.352
   Accumulation Unit Value Ending..................................... $10.193 $10.202 $10.352 $10.999
   Number of Units Outstanding at End of Year.........................   5,689  10,588  16,018  18,254
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.735 $10.776 $11.666
   Accumulation Unit Value Ending..................................... $10.735 $10.776 $11.666 $10.891
   Number of Units Outstanding at End of Year.........................     657     679     684     673
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.130 $10.383 $11.298
   Accumulation Unit Value Ending..................................... $11.130 $10.383 $11.298 $11.735
   Number of Units Outstanding at End of Year.........................   2,406   9,350  10,310   8,637
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.506 $11.673 $12.703
   Accumulation Unit Value Ending..................................... $10.506 $11.673 $12.703 $15.232
   Number of Units Outstanding at End of Year.........................     504     814     892     408
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.398 $10.732 $11.464
   Accumulation Unit Value Ending..................................... $10.398 $10.732 $11.464 $12.598
   Number of Units Outstanding at End of Year.........................   5,438  15,118  19,421  11,074
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.009 $11.154 $12.930
   Accumulation Unit Value Ending..................................... $11.009 $11.154 $12.930 $13.014
   Number of Units Outstanding at End of Year.........................   8,200  24,548  25,487  18,070
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.830 $ 9.625 $10.218
   Accumulation Unit Value Ending..................................... $ 9.830 $ 9.625 $10.218 $10.386
   Number of Units Outstanding at End of Year.........................   2,494   3,085   3,109   3,775
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.000 $15.476 $21.093
   Accumulation Unit Value Ending..................................... $12.000 $15.476 $21.093 $28.356
   Number of Units Outstanding at End of Year.........................   1,504   2,671  61,578   1,887
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.346 $18.296 $22.255
   Accumulation Unit Value Ending..................................... $12.346 $18.296 $22.255 $31.601
   Number of Units Outstanding at End of Year.........................     137     463   2,912   1,702
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.014 $11.958 $12.258
   Accumulation Unit Value Ending..................................... $11.014 $11.958 $12.258 $14.083
   Number of Units Outstanding at End of Year.........................     636   1,055   1,123   1,025
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.098 $10.190 $10.265
   Accumulation Unit Value Ending..................................... $10.098 $10.190 $10.265 $10.732
   Number of Units Outstanding at End of Year.........................     109     112     442     590
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.986 $11.777 $13.345
   Accumulation Unit Value Ending..................................... $10.986 $11.777 $13.345 $13.366
   Number of Units Outstanding at End of Year.........................   2,644  13,897  14,963   8,886

Van Kampen UIF Equity Growth Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $10.292 $11.613 $11.779
   Accumulation Unit Value Ending................................. $10.292 $11.613 $11.779 $13.999
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3)Accumulation Unit Value Beginning.............................. $10.000 $12.740 $14.533 $19.549
   Accumulation Unit Value Ending................................. $12.740 $14.533 $19.549 $15.798
   Number of Units Outstanding at End of Year.....................     922   8,446   8,865   8,682
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.446
   Number of Units Outstanding at End of Year.....................      --      --      --   1,968
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.685
   Number of Units Outstanding at End of Year.....................      --      --      --   2,118



* The LBL Consultant Solutions Plus Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
              with MAV (& with/without SPB and with/without ABR)
                           Mortality & Expense = 1.9



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.681 $11.036 $12.215
   Accumulation Unit Value Ending............................. $10.681 $11.036 $12.215 $12.133
   Number of Units Outstanding at End of Year.................     673   2,107   2,063   1,847
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.241 $10.898 $11.328
   Accumulation Unit Value Ending............................. $10.241 $10.898 $11.328 $12.402
   Number of Units Outstanding at End of Year.................       0     128     458     125
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.752
   Accumulation Unit Value Ending.............................      --      -- $10.752 $11.366
   Number of Units Outstanding at End of Year.................      --      --   2,670   1,963
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.923 $11.483 $12.490
   Accumulation Unit Value Ending............................. $10.923 $11.483 $12.490 $13.375
   Number of Units Outstanding at End of Year.................   1,580   1,880   3,197   2,922
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.042 $10.995 $11.304
   Accumulation Unit Value Ending............................. $10.042 $10.995 $11.304 $13.251
   Number of Units Outstanding at End of Year.................     711   2,125   3,717   2,620
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.158 $11.364 $13.250
   Accumulation Unit Value Ending............................. $10.158 $11.364 $13.250 $17.293
   Number of Units Outstanding at End of Year.................     166     155   4,517   4,281
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.564 $11.341 $12.214
   Accumulation Unit Value Ending............................. $10.564 $11.341 $12.214 $15.711
   Number of Units Outstanding at End of Year.................   6,342  19,808  23,196  16,263
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.155 $10.329 $10.846
   Accumulation Unit Value Ending............................. $10.155 $10.329 $10.846 $12.240
   Number of Units Outstanding at End of Year.................   3,320   2,469     685     680
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.321 $12.942 $14.134
   Accumulation Unit Value Ending............................. $11.321 $12.942 $14.134 $16.247
   Number of Units Outstanding at End of Year.................   8,974  27,262  33,066  27,583
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.775 $11.149 $13.104
   Accumulation Unit Value Ending............................. $10.775 $11.149 $13.104 $13.004
   Number of Units Outstanding at End of Year.................  12,245  10,195  11,111   6,541
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.750 $10.081 $10.529
   Accumulation Unit Value Ending............................. $ 9.750 $10.081 $10.529 $13.069
   Number of Units Outstanding at End of Year.................   2,760   6,355   5,469   3,754
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.604 $10.866 $12.293
   Accumulation Unit Value Ending............................. $10.604 $10.866 $12.293 $12.670
   Number of Units Outstanding at End of Year.................  13,720  30,063  27,918  22,518
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.154 $10.140 $10.349
   Accumulation Unit Value Ending............................. $10.154 $10.140 $10.349 $10.555
   Number of Units Outstanding at End of Year.................  13,913  15,474  17,406  34,659
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.905 $ 9.977 $10.230
   Accumulation Unit Value Ending............................. $ 9.905 $ 9.977 $10.230 $10.522
   Number of Units Outstanding at End of Year.................  12,850  33,219  30,594  58,705

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.866 $12.649 $14.600
   Accumulation Unit Value Ending....................................... $10.866 $12.649 $14.600 $16.746
   Number of Units Outstanding at End of Year...........................     771  10,086  11,504   7,791
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.561 $11.143 $12.059
   Accumulation Unit Value Ending....................................... $10.561 $11.143 $12.059 $13.032
   Number of Units Outstanding at End of Year...........................       0     139     766     136
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.249 $11.712 $13.552
   Accumulation Unit Value Ending....................................... $11.249 $11.712 $13.552 $15.703
   Number of Units Outstanding at End of Year...........................   4,924   4,923   5,597   1,390
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.422 $12.600 $13.474
   Accumulation Unit Value Ending....................................... $11.422 $12.600 $13.474 $18.040
   Number of Units Outstanding at End of Year...........................       0   1,699   7,523  11,663
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.235 $12.112 $13.659
   Accumulation Unit Value Ending....................................... $11.235 $12.112 $13.659 $14.344
   Number of Units Outstanding at End of Year...........................   1,536  12,439  14,131  12,674
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.271 $12.251 $13.300
   Accumulation Unit Value Ending....................................... $11.271 $12.251 $13.300 $13.832
   Number of Units Outstanding at End of Year...........................       0     373     573     198
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.925 $13.049
   Accumulation Unit Value Ending.......................................      -- $10.925 $13.049 $12.005
   Number of Units Outstanding at End of Year...........................      --   1,895   2,029   1,285
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.262 $10.432      --
   Accumulation Unit Value Ending....................................... $10.262 $10.432 $12.051      --
   Number of Units Outstanding at End of Year...........................     971       0     554      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.806 $10.966 $11.859
   Accumulation Unit Value Ending....................................... $10.806 $10.966 $11.859 $11.582
   Number of Units Outstanding at End of Year...........................   8,397  14,725  29,666  13,040
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.359 $10.755      --
   Accumulation Unit Value Ending....................................... $10.359 $10.755 $12.412      --
   Number of Units Outstanding at End of Year...........................       0     470     892      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.588 $10.589 $11.415
   Accumulation Unit Value Ending....................................... $10.588 $10.589 $11.415 $11.358
   Number of Units Outstanding at End of Year...........................   3,977   4,887  14,188   3,582
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.408 $10.632 $11.181
   Accumulation Unit Value Ending....................................... $10.408 $10.632 $11.181 $12.164
   Number of Units Outstanding at End of Year...........................       0   4,112   4,568   2,898
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.745 $11.270 $12.447
   Accumulation Unit Value Ending....................................... $10.745 $11.270 $12.447 $13.421
   Number of Units Outstanding at End of Year...........................       0     459     378     142
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.885 $10.175 $11.262
   Accumulation Unit Value Ending....................................... $ 9.885 $10.175 $11.262 $11.284
   Number of Units Outstanding at End of Year...........................     791     544     369     356
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.719 $10.778 $11.791
   Accumulation Unit Value Ending....................................... $10.719 $10.778 $11.791 $12.008
   Number of Units Outstanding at End of Year...........................   4,193   5,134   7,274   5,554
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.108 $11.590 $13.688
   Accumulation Unit Value Ending....................................... $11.108 $11.590 $13.688 $14.432
   Number of Units Outstanding at End of Year...........................     943   2,510   3,711   3,041
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.671 $11.747
   Accumulation Unit Value Ending.......................................      -- $11.671 $11.747 $12.206
   Number of Units Outstanding at End of Year...........................      --     417   5,019   2,120

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.322 $12.656 $14.558
   Accumulation Unit Value Ending..................................... $11.322 $12.656 $14.558 $15.133
   Number of Units Outstanding at End of Year.........................   4,356   5,459   6,829   3,984
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.256 $12.103 $13.600
   Accumulation Unit Value Ending..................................... $11.256 $12.103 $13.600 $13.141
   Number of Units Outstanding at End of Year.........................   5,298  19,667  32,628  16,955
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.319 $10.634 $10.650
   Accumulation Unit Value Ending..................................... $10.319 $10.634 $10.650 $10.816
   Number of Units Outstanding at End of Year.........................       0   5,310  10,289   5,960
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.899 $ 9.970 $10.222
   Accumulation Unit Value Ending..................................... $ 9.899 $ 9.970 $10.222 $10.506
   Number of Units Outstanding at End of Year.........................   1,642  18,027   5,651   2,581
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.533 $10.538 $10.401
   Accumulation Unit Value Ending..................................... $10.533 $10.538 $10.401 $11.280
   Number of Units Outstanding at End of Year.........................  14,939  23,913  26,542   9,115
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.221 $10.262 $10.445
   Accumulation Unit Value Ending..................................... $10.221 $10.262 $10.445 $11.132
   Number of Units Outstanding at End of Year.........................   2,544   9,506  31,675  16,486
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.757 $10.831 $11.762
   Accumulation Unit Value Ending..................................... $10.757 $10.831 $11.762 $11.014
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.162 $10.444 $11.399
   Accumulation Unit Value Ending..................................... $11.162 $10.444 $11.399 $11.876
   Number of Units Outstanding at End of Year.........................   6,146   5,963   4,133     662
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.535 $11.741 $12.817
   Accumulation Unit Value Ending..................................... $10.535 $11.741 $12.817 $15.416
   Number of Units Outstanding at End of Year.........................       0   2,718   5,108   1,454
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.427 $10.795 $11.567
   Accumulation Unit Value Ending..................................... $10.427 $10.795 $11.567 $12.750
   Number of Units Outstanding at End of Year.........................     812   7,799  11,606   8,278
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.039 $11.219 $13.046
   Accumulation Unit Value Ending..................................... $11.039 $11.219 $13.046 $13.171
   Number of Units Outstanding at End of Year.........................   4,165  36,088  47,715  30,708
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.858 $ 9.681 $10.309
   Accumulation Unit Value Ending..................................... $ 9.858 $ 9.681 $10.309 $10.511
   Number of Units Outstanding at End of Year.........................       0     419     329      90
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.033 $15.567 $21.281
   Accumulation Unit Value Ending..................................... $12.033 $15.567 $21.281 $28.698
   Number of Units Outstanding at End of Year.........................     840   5,085   4,699   2,539
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.380 $18.403 $22.454
   Accumulation Unit Value Ending..................................... $12.380 $18.403 $22.454 $31.982
   Number of Units Outstanding at End of Year.........................       0   5,352   9,502   5,004
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.045 $12.028 $12.368
   Accumulation Unit Value Ending..................................... $11.045 $12.028 $12.368 $14.253
   Number of Units Outstanding at End of Year.........................       0     426       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.126 $10.249 $10.357
   Accumulation Unit Value Ending..................................... $10.126 $10.249 $10.357 $10.861
   Number of Units Outstanding at End of Year.........................   5,053   7,045   6,647   4,330
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.017 $11.846 $13.465
   Accumulation Unit Value Ending..................................... $11.017 $11.846 $13.465 $13.527
   Number of Units Outstanding at End of Year.........................   2,434   6,892   5,866   4,258

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.321 $11.681 $11.884
   Accumulation Unit Value Ending................................. $10.321 $11.681 $11.884 $14.168
   Number of Units Outstanding at End of Year.....................       0   1,716   1,978   1,066
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.776 $14.618 $19.724
   Accumulation Unit Value Ending................................. $12.776 $14.618 $19.724 $15.989
   Number of Units Outstanding at End of Year.....................   8,624  19,150  46,931  21,887
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.466
   Number of Units Outstanding at End of Year.....................      --      --      --     698
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.705
   Number of Units Outstanding at End of Year.....................      --      --      --     839



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
           with EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 1.95



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.676 $11.025 $12.197
   Accumulation Unit Value Ending............................. $10.676 $11.025 $12.197 $12.109
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.236 $10.887 $11.311
   Accumulation Unit Value Ending............................. $10.236 $10.887 $11.311 $12.377
   Number of Units Outstanding at End of Year.................   2,411   2,032   1,740       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.748
   Accumulation Unit Value Ending.............................      --      -- $10.748 $11.356
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.918 $11.472 $12.471
   Accumulation Unit Value Ending............................. $10.918 $11.472 $12.471 $13.348
   Number of Units Outstanding at End of Year.................     633     633     608     552
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.037 $10.984 $11.287
   Accumulation Unit Value Ending............................. $10.037 $10.984 $11.287 $13.225
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.153 $11.353 $13.230
   Accumulation Unit Value Ending............................. $10.153 $11.353 $13.230 $17.259
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.559 $11.330 $12.196
   Accumulation Unit Value Ending............................. $10.559 $11.330 $12.196 $15.680
   Number of Units Outstanding at End of Year.................     703   1,039     687     685
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.151 $10.319 $10.829
   Accumulation Unit Value Ending............................. $10.151 $10.319 $10.829 $12.216
   Number of Units Outstanding at End of Year.................   1,503   1,104     819     703
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.316 $12.930 $14.113
   Accumulation Unit Value Ending............................. $11.316 $12.930 $14.113 $16.214
   Number of Units Outstanding at End of Year.................   3,034   2,646   2,345   3,577
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.770 $11.138 $13.084
   Accumulation Unit Value Ending............................. $10.770 $11.138 $13.084 $12.978
   Number of Units Outstanding at End of Year.................   3,148   2,747   2,436     732
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.745 $10.071 $10.514
   Accumulation Unit Value Ending............................. $ 9.745 $10.071 $10.514 $13.043
   Number of Units Outstanding at End of Year.................     692     692     665     602
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.599 $10.855 $12.275
   Accumulation Unit Value Ending............................. $10.599 $10.855 $12.275 $12.645
   Number of Units Outstanding at End of Year.................   2,333   1,960   1,674   1,557
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.149 $10.130 $10.334
   Accumulation Unit Value Ending............................. $10.149 $10.130 $10.334 $10.534
   Number of Units Outstanding at End of Year.................   3,152   2,755   2,446   2,274
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.901 $ 9.968 $10.215
   Accumulation Unit Value Ending............................. $ 9.901 $ 9.968 $10.215 $10.501
   Number of Units Outstanding at End of Year.................   3,148   2,760   2,458   2,287

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.861 $12.637 $14.579
   Accumulation Unit Value Ending....................................... $10.861 $12.637 $14.579 $16.713
   Number of Units Outstanding at End of Year...........................     199     169     169     169
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.556 $11.133 $12.041
   Accumulation Unit Value Ending....................................... $10.556 $11.133 $12.041 $13.006
   Number of Units Outstanding at End of Year...........................       0      19      19      19
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.244 $11.701 $13.532
   Accumulation Unit Value Ending....................................... $11.244 $11.701 $13.532 $15.672
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.417 $12.587 $13.454
   Accumulation Unit Value Ending....................................... $11.417 $12.587 $13.454 $18.004
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.230 $12.101 $13.639
   Accumulation Unit Value Ending....................................... $11.230 $12.101 $13.639 $14.316
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.266 $12.240 $13.281
   Accumulation Unit Value Ending....................................... $11.266 $12.240 $13.281 $13.804
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.921 $13.038
   Accumulation Unit Value Ending.......................................      -- $10.921 $13.038 $11.989
   Number of Units Outstanding at End of Year...........................      --       0     659       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.258 $10.422      --
   Accumulation Unit Value Ending....................................... $10.258 $10.422 $12.033      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.801 $10.955 $11.841
   Accumulation Unit Value Ending....................................... $10.801 $10.955 $11.841 $11.559
   Number of Units Outstanding at End of Year...........................   1,315     960     673     556
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.354 $10.745      --
   Accumulation Unit Value Ending....................................... $10.354 $10.745 $12.393      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.583 $10.579 $11.398
   Accumulation Unit Value Ending....................................... $10.583 $10.579 $11.398 $11.335
   Number of Units Outstanding at End of Year...........................   1,621   1,603   1,579   1,523
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.404 $10.622 $11.165
   Accumulation Unit Value Ending....................................... $10.404 $10.622 $11.165 $12.140
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.740 $11.259 $12.429
   Accumulation Unit Value Ending....................................... $10.740 $11.259 $12.429 $13.394
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.880 $10.165 $11.245
   Accumulation Unit Value Ending....................................... $ 9.880 $10.165 $11.245 $11.261
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.714 $10.767 $11.773
   Accumulation Unit Value Ending....................................... $10.714 $10.767 $11.773 $11.984
   Number of Units Outstanding at End of Year...........................     190     161     161     161
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.103 $11.579 $13.668
   Accumulation Unit Value Ending....................................... $11.103 $11.579 $13.668 $14.403
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.667 $11.737
   Accumulation Unit Value Ending.......................................      -- $11.667 $11.737 $12.189
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.317 $12.644 $14.536
   Accumulation Unit Value Ending....................................... $11.317 $12.644 $14.536 $15.102
   Number of Units Outstanding at End of Year...........................       0       0       0       0

Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.250 $12.091 $13.580
   Accumulation Unit Value Ending..................................... $11.250 $12.091 $13.580 $13.115
   Number of Units Outstanding at End of Year.........................   1,855   1,806   1,780     191
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.315 $10.624 $10.635
   Accumulation Unit Value Ending..................................... $10.315 $10.624 $10.635 $10.794
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.895 $ 9.960 $10.207
   Accumulation Unit Value Ending..................................... $ 9.895 $ 9.960 $10.207 $10.485
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.528 $10.528 $10.385
   Accumulation Unit Value Ending..................................... $10.528 $10.528 $10.385 $11.258
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.216 $10.252 $10.429
   Accumulation Unit Value Ending..................................... $10.216 $10.252 $10.429 $11.110
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.754 $10.822 $11.746
   Accumulation Unit Value Ending..................................... $10.754 $10.822 $11.746 $10.993
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.156 $10.433 $11.382
   Accumulation Unit Value Ending..................................... $11.156 $10.433 $11.382 $11.853
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.530 $11.730 $12.798
   Accumulation Unit Value Ending..................................... $10.530 $11.730 $12.798 $15.385
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.422 $10.785 $11.550
   Accumulation Unit Value Ending..................................... $10.422 $10.785 $11.550 $12.725
   Number of Units Outstanding at End of Year.........................     197     167     167     167
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.034 $11.208 $13.026
   Accumulation Unit Value Ending..................................... $11.034 $11.208 $13.026 $13.145
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.853 $ 9.672 $10.294
   Accumulation Unit Value Ending..................................... $ 9.853 $ 9.672 $10.294 $10.490
   Number of Units Outstanding at End of Year.........................   1,559   1,559       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.027 $15.552 $21.250
   Accumulation Unit Value Ending..................................... $12.027 $15.552 $21.250 $28.641
   Number of Units Outstanding at End of Year.........................     822     427     124       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.375 $18.385 $22.421
   Accumulation Unit Value Ending..................................... $12.375 $18.385 $22.421 $31.918
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.040 $12.016 $12.350
   Accumulation Unit Value Ending..................................... $11.040 $12.016 $12.350 $14.224
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.122 $10.239 $10.342
   Accumulation Unit Value Ending..................................... $10.122 $10.239 $10.342 $10.839
   Number of Units Outstanding at End of Year.........................     537     557     557     557
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.011 $11.835 $13.445
   Accumulation Unit Value Ending..................................... $11.011 $11.835 $13.445 $13.500
   Number of Units Outstanding at End of Year.........................     122     104      79      22

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.316 $11.669 $11.866
   Accumulation Unit Value Ending................................. $10.316 $11.669 $11.866 $14.140
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.770 $14.604 $19.695
   Accumulation Unit Value Ending................................. $12.770 $14.604 $19.695 $15.957
   Number of Units Outstanding at End of Year.....................   3,041   2,613   2,755     720
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.463
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.702
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
     with EPB (Annual Increase) (& with/without SPB and with/without ABR)
                            Mortality & Expense = 2



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.671 $11.014 $12.179
   Accumulation Unit Value Ending............................. $10.671 $11.014 $12.179 $12.085
   Number of Units Outstanding at End of Year.................     684   1,767   1,679   1,565
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.232 $10.877 $11.294
   Accumulation Unit Value Ending............................. $10.232 $10.877 $11.294 $12.353
   Number of Units Outstanding at End of Year.................     293     489     418     584
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.745
   Accumulation Unit Value Ending.............................      --      -- $10.745 $11.347
   Number of Units Outstanding at End of Year.................      --      --   1,275   1,049
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.913 $11.461 $12.453
   Accumulation Unit Value Ending............................. $10.913 $11.461 $12.453 $13.322
   Number of Units Outstanding at End of Year.................     706   1,535   1,485   1,085
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.033 $10.974 $11.270
   Accumulation Unit Value Ending............................. $10.033 $10.974 $11.270 $13.199
   Number of Units Outstanding at End of Year.................     124     124     124     124
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.148 $11.342 $13.210
   Accumulation Unit Value Ending............................. $10.148 $11.342 $13.210 $17.224
   Number of Units Outstanding at End of Year.................     248     255     160     160
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.554 $11.319 $12.177
   Accumulation Unit Value Ending............................. $10.554 $11.319 $12.177 $15.648
   Number of Units Outstanding at End of Year.................   2,167   2,375     538     519
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.146 $10.309 $10.813
   Accumulation Unit Value Ending............................. $10.146 $10.309 $10.813 $12.191
   Number of Units Outstanding at End of Year.................     684   2,292  11,517   1,718
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.311 $12.917 $14.092
   Accumulation Unit Value Ending............................. $11.311 $12.917 $14.092 $16.182
   Number of Units Outstanding at End of Year.................   1,813   2,442   1,477   1,239
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.765 $11.127 $13.065
   Accumulation Unit Value Ending............................. $10.765 $11.127 $13.065 $12.952
   Number of Units Outstanding at End of Year.................   3,217   3,097   3,614   3,192
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.741 $10.062 $10.498
   Accumulation Unit Value Ending............................. $ 9.741 $10.062 $10.498 $13.016
   Number of Units Outstanding at End of Year.................     355     147     147     147
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.594 $10.845 $12.257
   Accumulation Unit Value Ending............................. $10.594 $10.845 $12.257 $12.620
   Number of Units Outstanding at End of Year.................   2,764   3,185   3,797   1,000
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.145 $10.120 $10.318
   Accumulation Unit Value Ending............................. $10.145 $10.120 $10.318 $10.513
   Number of Units Outstanding at End of Year.................   1,377   1,979   3,566   2,552
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.896 $ 9.958 $10.200
   Accumulation Unit Value Ending............................. $ 9.896 $ 9.958 $10.200 $10.480
   Number of Units Outstanding at End of Year.................       0  30,383  13,269   2,402

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.856 $12.625 $14.557
   Accumulation Unit Value Ending....................................... $10.856 $12.625 $14.557 $16.680
   Number of Units Outstanding at End of Year...........................     285   1,169   2,017   1,679
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.551 $11.122 $12.023
   Accumulation Unit Value Ending....................................... $10.551 $11.122 $12.023 $12.980
   Number of Units Outstanding at End of Year...........................   2,201   5,025   2,920   2,821
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.239 $11.690 $13.512
   Accumulation Unit Value Ending....................................... $11.239 $11.690 $13.512 $15.641
   Number of Units Outstanding at End of Year...........................     149     149     149     149
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.411 $12.575 $13.434
   Accumulation Unit Value Ending....................................... $11.411 $12.575 $13.434 $17.968
   Number of Units Outstanding at End of Year...........................   1,393   1,623   1,152     840
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.225 $12.089 $13.619
   Accumulation Unit Value Ending....................................... $11.225 $12.089 $13.619 $14.287
   Number of Units Outstanding at End of Year...........................     149     978     980     980
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.260 $12.228 $13.261
   Accumulation Unit Value Ending....................................... $11.260 $12.228 $13.261 $13.777
   Number of Units Outstanding at End of Year...........................   1,336   2,512   2,342   1,791
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.918 $13.027
   Accumulation Unit Value Ending.......................................      -- $10.918 $13.027 $11.972
   Number of Units Outstanding at End of Year...........................      --       0     329     271
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.253 $10.411      --
   Accumulation Unit Value Ending....................................... $10.253 $10.411 $12.016      --
   Number of Units Outstanding at End of Year...........................     290   1,472   1,401      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.796 $10.944 $11.824
   Accumulation Unit Value Ending....................................... $10.796 $10.944 $11.824 $11.536
   Number of Units Outstanding at End of Year...........................     976   3,533   5,058   4,694
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.349 $10.734      --
   Accumulation Unit Value Ending....................................... $10.349 $10.734 $12.375      --
   Number of Units Outstanding at End of Year...........................     428     938     539      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.578 $10.569 $11.382
   Accumulation Unit Value Ending....................................... $10.578 $10.569 $11.382 $11.313
   Number of Units Outstanding at End of Year...........................   2,069   2,843   2,300   1,561
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.399 $10.611 $11.148
   Accumulation Unit Value Ending....................................... $10.399 $10.611 $11.148 $12.116
   Number of Units Outstanding at End of Year...........................       0     497   1,599   1,304
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.735 $11.248 $12.411
   Accumulation Unit Value Ending....................................... $10.735 $11.248 $12.411 $13.367
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.876 $10.155 $11.228
   Accumulation Unit Value Ending....................................... $ 9.876 $10.155 $11.228 $11.239
   Number of Units Outstanding at End of Year...........................       0     648     648     648
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.709 $10.757 $11.756
   Accumulation Unit Value Ending....................................... $10.709 $10.757 $11.756 $11.960
   Number of Units Outstanding at End of Year...........................   1,946   5,018   4,464   3,946
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.097 $11.568 $13.648
   Accumulation Unit Value Ending....................................... $11.097 $11.568 $13.648 $14.374
   Number of Units Outstanding at End of Year...........................     131     611     611     611
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.663 $11.727
   Accumulation Unit Value Ending.......................................      -- $11.663 $11.727 $12.172
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.312 $12.632 $14.515
   Accumulation Unit Value Ending..................................... $11.312 $12.632 $14.515 $15.072
   Number of Units Outstanding at End of Year.........................   1,981   3,331   1,350   1,321
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.245 $12.079 $13.560
   Accumulation Unit Value Ending..................................... $11.245 $12.079 $13.560 $13.089
   Number of Units Outstanding at End of Year.........................   4,071   5,235   1,896   1,454
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.310 $10.614 $10.619
   Accumulation Unit Value Ending..................................... $10.310 $10.614 $10.619 $10.772
   Number of Units Outstanding at End of Year.........................       0       0   1,711   1,064
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.890 $ 9.951 $10.192
   Accumulation Unit Value Ending..................................... $ 9.890 $ 9.951 $10.192 $10.464
   Number of Units Outstanding at End of Year.........................       0   2,680   2,875   4,107
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.523 $10.517 $10.370
   Accumulation Unit Value Ending..................................... $10.523 $10.517 $10.370 $11.235
   Number of Units Outstanding at End of Year.........................     924   1,841   2,597   2,541
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.212 $10.242 $10.414
   Accumulation Unit Value Ending..................................... $10.212 $10.242 $10.414 $11.088
   Number of Units Outstanding at End of Year.........................   1,553   2,136   5,114   5,071
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.750 $10.813 $11.730
   Accumulation Unit Value Ending..................................... $10.750 $10.813 $11.730 $10.973
   Number of Units Outstanding at End of Year.........................      94   1,548   1,548   1,497
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.151 $10.423 $11.365
   Accumulation Unit Value Ending..................................... $11.151 $10.423 $11.365 $11.829
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.526 $11.718 $12.779
   Accumulation Unit Value Ending..................................... $10.526 $11.718 $12.779 $15.355
   Number of Units Outstanding at End of Year.........................       0       0     435       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.417 $10.774 $11.533
   Accumulation Unit Value Ending..................................... $10.417 $10.774 $11.533 $12.699
   Number of Units Outstanding at End of Year.........................   1,182   2,830   4,191   3,370
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.029 $11.197 $13.007
   Accumulation Unit Value Ending..................................... $11.029 $11.197 $13.007 $13.118
   Number of Units Outstanding at End of Year.........................   2,763   3,621   2,534   2,398
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.849 $ 9.662 $10.278
   Accumulation Unit Value Ending..................................... $ 9.849 $ 9.662 $10.278 $10.469
   Number of Units Outstanding at End of Year.........................   1,523   2,732   2,143   1,735
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.022 $15.536 $21.218
   Accumulation Unit Value Ending..................................... $12.022 $15.536 $21.218 $28.584
   Number of Units Outstanding at End of Year.........................       0     401     401     401
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.369 $18.368 $22.387
   Accumulation Unit Value Ending..................................... $12.369 $18.368 $22.387 $31.855
   Number of Units Outstanding at End of Year.........................     582     884     552     549
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.035 $12.004 $12.331
   Accumulation Unit Value Ending..................................... $11.035 $12.004 $12.331 $14.196
   Number of Units Outstanding at End of Year.........................     754     931     859   1,006
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.117 $10.229 $10.326
   Accumulation Unit Value Ending..................................... $10.117 $10.229 $10.326 $10.818
   Number of Units Outstanding at End of Year.........................     706     929     929     896
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.006 $11.823 $13.425
   Accumulation Unit Value Ending..................................... $11.006 $11.823 $13.425 $13.473
   Number of Units Outstanding at End of Year.........................     187   2,147   3,456   3,317

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.311 $11.658 $11.849
   Accumulation Unit Value Ending................................. $10.311 $11.658 $11.849 $14.111
   Number of Units Outstanding at End of Year.....................     509     509     508     508
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.764 $14.590 $19.666
   Accumulation Unit Value Ending................................. $12.764 $14.590 $19.666 $15.925
   Number of Units Outstanding at End of Year.....................   4,436   8,945   6,691   5,850
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.459
   Number of Units Outstanding at End of Year.....................      --      --      --   1,963
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.698
   Number of Units Outstanding at End of Year.....................      --      --      --     673



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
           with EEDB 71-79 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 2.1



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.661 $10.993 $12.143
   Accumulation Unit Value Ending............................. $10.661 $10.993 $12.143 $12.037
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.222 $10.856 $11.261
   Accumulation Unit Value Ending............................. $10.222 $10.856 $11.261 $12.303
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.737
   Accumulation Unit Value Ending.............................      --      -- $10.737 $11.327
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.902 $11.438 $12.416
   Accumulation Unit Value Ending............................. $10.902 $11.438 $12.416 $13.269
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.023 $10.952 $11.237
   Accumulation Unit Value Ending............................. $10.023 $10.952 $11.237 $13.146
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.139 $11.320 $13.171
   Accumulation Unit Value Ending............................. $10.139 $11.320 $13.171 $17.156
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.544 $11.297 $12.141
   Accumulation Unit Value Ending............................. $10.544 $11.297 $12.141 $15.586
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.137 $10.289 $10.781
   Accumulation Unit Value Ending............................. $10.137 $10.289 $10.781 $12.143
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.300 $12.892 $14.051
   Accumulation Unit Value Ending............................. $11.300 $12.892 $14.051 $16.117
   Number of Units Outstanding at End of Year.................       0   1,069   1,064     265
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.755 $11.105 $13.026
   Accumulation Unit Value Ending............................. $10.755 $11.105 $13.026 $12.900
   Number of Units Outstanding at End of Year.................       0     489     487     485
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.732 $10.042 $10.467
   Accumulation Unit Value Ending............................. $ 9.732 $10.042 $10.467 $12.965
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.584 $10.824 $12.221
   Accumulation Unit Value Ending............................. $10.584 $10.824 $12.221 $12.570
   Number of Units Outstanding at End of Year.................       0       0     438     252
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.135 $10.101 $10.288
   Accumulation Unit Value Ending............................. $10.135 $10.101 $10.288 $10.471
   Number of Units Outstanding at End of Year.................       0       0     260     151
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.887 $ 9.939 $10.170
   Accumulation Unit Value Ending............................. $ 9.887 $ 9.939 $10.170 $10.438
   Number of Units Outstanding at End of Year.................       0       0     526     303

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.845 $12.600 $14.514
   Accumulation Unit Value Ending....................................... $10.845 $12.600 $14.514 $16.613
   Number of Units Outstanding at End of Year...........................       0     539     720     362
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.542 $11.100 $11.987
   Accumulation Unit Value Ending....................................... $10.542 $11.100 $11.987 $12.928
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.228 $11.667 $13.472
   Accumulation Unit Value Ending....................................... $11.228 $11.667 $13.472 $15.578
   Number of Units Outstanding at End of Year...........................       0     765     761     379
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.401 $12.551 $13.394
   Accumulation Unit Value Ending....................................... $11.401 $12.551 $13.394 $17.897
   Number of Units Outstanding at End of Year...........................       0     714     711     708
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.214 $12.065 $13.578
   Accumulation Unit Value Ending....................................... $11.214 $12.065 $13.578 $14.230
   Number of Units Outstanding at End of Year...........................       0     755     948     485
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.250 $12.204 $13.222
   Accumulation Unit Value Ending....................................... $11.250 $12.204 $13.222 $13.722
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.910 $13.004
   Accumulation Unit Value Ending.......................................      -- $10.910 $13.004 $11.939
   Number of Units Outstanding at End of Year...........................      --     412     410     204
Legg Mason Partners Variable All Cap - Class II
   (1) Accumulation Unit Value Beginning................................ $10.000 $10.243 $10.391      --
   Accumulation Unit Value Ending....................................... $10.243 $10.391 $11.980      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.786 $10.923 $11.789
   Accumulation Unit Value Ending....................................... $10.786 $10.923 $11.789 $11.490
   Number of Units Outstanding at End of Year...........................       0       0     227     138
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.339 $10.713      --
   Accumulation Unit Value Ending....................................... $10.339 $10.713 $12.338      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.568 $10.548 $11.348
   Accumulation Unit Value Ending....................................... $10.568 $10.548 $11.348 $11.268
   Number of Units Outstanding at End of Year...........................       0     411     409     407
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.389 $10.591 $11.115
   Accumulation Unit Value Ending....................................... $10.389 $10.591 $11.115 $12.067
   Number of Units Outstanding at End of Year...........................       0       0     481     262
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.725 $11.226 $12.374
   Accumulation Unit Value Ending....................................... $10.725 $11.226 $12.374 $13.314
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.867 $10.136 $11.195
   Accumulation Unit Value Ending....................................... $ 9.867 $10.136 $11.195 $11.194
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.699 $10.736 $11.721
   Accumulation Unit Value Ending....................................... $10.699 $10.736 $11.721 $11.913
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.087 $11.545 $13.608
   Accumulation Unit Value Ending....................................... $11.087 $11.545 $13.608 $14.317
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.655 $11.707
   Accumulation Unit Value Ending.......................................      -- $11.655 $11.707 $12.139
   Number of Units Outstanding at End of Year...........................      --     466     464     462

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.301 $12.607 $14.472
   Accumulation Unit Value Ending..................................... $11.301 $12.607 $14.472 $15.012
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.235 $12.056 $13.520
   Accumulation Unit Value Ending..................................... $11.235 $12.056 $13.520 $13.037
   Number of Units Outstanding at End of Year.........................       0     228     424     347
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.300 $10.593 $10.588
   Accumulation Unit Value Ending..................................... $10.300 $10.593 $10.588 $10.730
   Number of Units Outstanding at End of Year.........................       0     406     657     550
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.881 $ 9.931 $10.162
   Accumulation Unit Value Ending..................................... $ 9.881 $ 9.931 $10.162 $10.422
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.513 $10.497 $10.339
   Accumulation Unit Value Ending..................................... $10.513 $10.497 $10.339 $11.191
   Number of Units Outstanding at End of Year.........................       0     653     908     789
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.202 $10.222 $10.383
   Accumulation Unit Value Ending..................................... $10.202 $10.222 $10.383 $11.044
   Number of Units Outstanding at End of Year.........................       0       0     258     143
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.742 $10.794 $11.698
   Accumulation Unit Value Ending..................................... $10.742 $10.794 $11.698 $10.931
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.141 $10.403 $11.332
   Accumulation Unit Value Ending..................................... $11.141 $10.403 $11.332 $11.782
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.516 $11.695 $12.741
   Accumulation Unit Value Ending..................................... $10.516 $11.695 $12.741 $15.293
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.408 $10.753 $11.499
   Accumulation Unit Value Ending..................................... $10.408 $10.753 $11.499 $12.649
   Number of Units Outstanding at End of Year.........................       0       0     465     250
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.019 $11.176 $12.969
   Accumulation Unit Value Ending..................................... $11.019 $11.176 $12.969 $13.066
   Number of Units Outstanding at End of Year.........................       0       0     412     242
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.840 $ 9.643 $10.248
   Accumulation Unit Value Ending..................................... $ 9.840 $ 9.643 $10.248 $10.428
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.011 $15.506 $21.156
   Accumulation Unit Value Ending..................................... $12.011 $15.506 $21.156 $28.470
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.357 $18.332 $22.321
   Accumulation Unit Value Ending..................................... $12.357 $18.332 $22.321 $31.728
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.025 $11.981 $12.295
   Accumulation Unit Value Ending..................................... $11.025 $11.981 $12.295 $14.139
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.108 $10.210 $10.296
   Accumulation Unit Value Ending..................................... $10.108 $10.210 $10.296 $10.775
   Number of Units Outstanding at End of Year.........................       0       0       0   2,834
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.996 $11.800 $13.385
   Accumulation Unit Value Ending..................................... $10.996 $11.800 $13.385 $13.419
   Number of Units Outstanding at End of Year.........................       0     752   1,148     981

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.302 $11.635 $11.814
   Accumulation Unit Value Ending................................. $10.302 $11.635 $11.814 $14.055
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.752 $14.562 $19.607
   Accumulation Unit Value Ending................................. $12.752 $14.562 $19.607 $15.862
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.453
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.691
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 2.15



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.656 $10.982 $12.125
   Accumulation Unit Value Ending............................. $10.656 $10.982 $12.125 $12.013
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.217 $10.845 $11.244
   Accumulation Unit Value Ending............................. $10.217 $10.845 $11.244 $12.279
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.734
   Accumulation Unit Value Ending.............................      --      -- $10.734 $11.317
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.897 $11.427 $12.398
   Accumulation Unit Value Ending............................. $10.897 $11.427 $12.398 $13.242
   Number of Units Outstanding at End of Year.................       0     175     101     101
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.019 $10.942 $11.220
   Accumulation Unit Value Ending............................. $10.019 $10.942 $11.220 $13.120
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.134 $11.309 $13.152
   Accumulation Unit Value Ending............................. $10.134 $11.309 $13.152 $17.121
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.539 $11.286 $12.123
   Accumulation Unit Value Ending............................. $10.539 $11.286 $12.123 $15.555
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.132 $10.279 $10.765
   Accumulation Unit Value Ending............................. $10.132 $10.279 $10.765 $12.119
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.295 $12.880 $14.030
   Accumulation Unit Value Ending............................. $11.295 $12.880 $14.030 $16.085
   Number of Units Outstanding at End of Year.................       0     500     499     498
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.750 $11.095 $13.007
   Accumulation Unit Value Ending............................. $10.750 $11.095 $13.007 $12.875
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.727 $10.032 $10.452
   Accumulation Unit Value Ending............................. $ 9.727 $10.032 $10.452 $12.939
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.579 $10.813 $12.202
   Accumulation Unit Value Ending............................. $10.579 $10.813 $12.202 $12.544
   Number of Units Outstanding at End of Year.................       0     302     215     215
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.130 $10.091 $10.272
   Accumulation Unit Value Ending............................. $10.130 $10.091 $10.272 $10.450
   Number of Units Outstanding at End of Year.................       0     442     366     370
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.882 $ 9.929 $10.155
   Accumulation Unit Value Ending............................. $ 9.882 $ 9.929 $10.155 $10.417
   Number of Units Outstanding at End of Year.................       0     897     742     744

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.840 $12.588 $14.492
   Accumulation Unit Value Ending....................................... $10.840 $12.588 $14.492 $16.580
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.537 $11.089 $11.970
   Accumulation Unit Value Ending....................................... $10.537 $11.089 $11.970 $12.902
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.223 $11.655 $13.452
   Accumulation Unit Value Ending....................................... $11.223 $11.655 $13.452 $15.547
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.395 $12.539 $13.375
   Accumulation Unit Value Ending....................................... $11.395 $12.539 $13.375 $17.861
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.209 $12.053 $13.558
   Accumulation Unit Value Ending....................................... $11.209 $12.053 $13.558 $14.202
   Number of Units Outstanding at End of Year...........................      80     829     756     755
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.245 $12.192 $13.202
   Accumulation Unit Value Ending....................................... $11.245 $12.192 $13.202 $13.695
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.906 $12.993
   Accumulation Unit Value Ending.......................................      -- $10.906 $12.993 $11.923
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
   (1) Accumulation Unit Value Beginning................................ $10.000 $10.238 $10.381      --
   Accumulation Unit Value Ending....................................... $10.238 $10.381 $11.962      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.781 $10.912 $11.771
   Accumulation Unit Value Ending....................................... $10.781 $10.912 $11.771 $11.467
   Number of Units Outstanding at End of Year...........................       0     232     223     236
Legg Mason Partners Variable Investors - Class II
   (2) Accumulation Unit Value Beginning................................ $10.000 $10.335 $10.703      --
   Accumulation Unit Value Ending....................................... $10.335 $10.703 $12.320      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.563 $10.538 $11.331
   Accumulation Unit Value Ending....................................... $10.563 $10.538 $11.331 $11.245
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.384 $10.580 $11.098
   Accumulation Unit Value Ending....................................... $10.384 $10.580 $11.098 $12.043
   Number of Units Outstanding at End of Year...........................       0     120     118     113
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.720 $11.215 $12.355
   Accumulation Unit Value Ending....................................... $10.720 $11.215 $12.355 $13.288
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.862 $10.126 $11.178
   Accumulation Unit Value Ending....................................... $ 9.862 $10.126 $11.178 $11.171
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.694 $10.725 $11.703
   Accumulation Unit Value Ending....................................... $10.694 $10.725 $11.703 $11.889
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.082 $11.534 $13.587
   Accumulation Unit Value Ending....................................... $11.082 $11.534 $13.587 $14.288
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
   (2) Accumulation Unit Value Beginning................................      -- $10.000 $11.651 $11.697
   Accumulation Unit Value Ending.......................................      -- $11.651 $11.697 $12.123
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.296 $12.595 $14.450
   Accumulation Unit Value Ending..................................... $11.296 $12.595 $14.450 $14.982
   Number of Units Outstanding at End of Year.........................      79     671     670     669
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.230 $12.044 $13.500
   Accumulation Unit Value Ending..................................... $11.230 $12.044 $13.500 $13.011
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.296 $10.583 $10.572
   Accumulation Unit Value Ending..................................... $10.296 $10.583 $10.572 $10.708
   Number of Units Outstanding at End of Year.........................       0     359     373     380
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.876 $ 9.922 $10.147
   Accumulation Unit Value Ending..................................... $ 9.876 $ 9.922 $10.147 $10.401
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.508 $10.487 $10.324
   Accumulation Unit Value Ending..................................... $10.508 $10.487 $10.324 $11.168
   Number of Units Outstanding at End of Year.........................       0     241     255     243
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.197 $10.212 $10.368
   Accumulation Unit Value Ending..................................... $10.197 $10.212 $10.368 $11.022
   Number of Units Outstanding at End of Year.........................       0     248     254     246
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.739 $10.785 $11.682
   Accumulation Unit Value Ending..................................... $10.739 $10.785 $11.682 $10.911
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.136 $10.393 $11.315
   Accumulation Unit Value Ending..................................... $11.136 $10.393 $11.315 $11.758
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.511 $11.684 $12.722
   Accumulation Unit Value Ending..................................... $10.511 $11.684 $12.722 $15.263
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.403 $10.743 $11.481
   Accumulation Unit Value Ending..................................... $10.403 $10.743 $11.481 $12.623
   Number of Units Outstanding at End of Year.........................       0     118     115     107
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.014 $11.165 $12.949
   Accumulation Unit Value Ending..................................... $11.014 $11.165 $12.949 $13.040
   Number of Units Outstanding at End of Year.........................       0     113     102     104
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.835 $ 9.634 $10.233
   Accumulation Unit Value Ending..................................... $ 9.835 $ 9.634 $10.233 $10.407
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.005 $15.491 $21.124
   Accumulation Unit Value Ending..................................... $12.005 $15.491 $21.124 $28.413
   Number of Units Outstanding at End of Year.........................       0     695     694     693
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.352 $18.314 $22.288
   Accumulation Unit Value Ending..................................... $12.352 $18.314 $22.288 $31.665
   Number of Units Outstanding at End of Year.........................      72     829     828     827
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.019 $11.969 $12.277
   Accumulation Unit Value Ending..................................... $11.019 $11.969 $12.277 $14.111
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.103 $10.200 $10.281
   Accumulation Unit Value Ending..................................... $10.103 $10.200 $10.281 $10.753
   Number of Units Outstanding at End of Year.........................       0     381     221     220
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.991 $11.789 $13.365
   Accumulation Unit Value Ending..................................... $10.991 $11.789 $13.365 $13.392
   Number of Units Outstanding at End of Year.........................       0     107      98     101

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.297 $11.624 $11.796
   Accumulation Unit Value Ending................................. $10.297 $11.624 $11.796 $14.027
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.746 $14.547 $19.578
   Accumulation Unit Value Ending................................. $12.746 $14.547 $19.578 $15.830
   Number of Units Outstanding at End of Year.....................      70   1,183   1,048   1,047
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.450
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.688
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
  with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)
                           Mortality & Expense = 2.2



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.651 $10.972 $12.107
   Accumulation Unit Value Ending............................. $10.651 $10.972 $12.107 $11.988
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.213 $10.834 $11.227
   Accumulation Unit Value Ending............................. $10.213 $10.834 $11.227 $12.254
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.730
   Accumulation Unit Value Ending.............................      --      -- $10.730 $11.308
   Number of Units Outstanding at End of Year.................      --      --       0     909
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.892 $11.416 $12.379
   Accumulation Unit Value Ending............................. $10.892 $11.416 $12.379 $13.216
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.014 $10.931 $11.204
   Accumulation Unit Value Ending............................. $10.014 $10.931 $11.204 $13.093
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.130 $11.298 $13.132
   Accumulation Unit Value Ending............................. $10.130 $11.298 $13.132 $17.087
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.535 $11.275 $12.105
   Accumulation Unit Value Ending............................. $10.535 $11.275 $12.105 $15.524
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.127 $10.269 $10.749
   Accumulation Unit Value Ending............................. $10.127 $10.269 $10.749 $12.094
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.290 $12.867 $14.009
   Accumulation Unit Value Ending............................. $11.290 $12.867 $14.009 $16.053
   Number of Units Outstanding at End of Year.................       0      36     979     817
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.745 $11.084 $12.988
   Accumulation Unit Value Ending............................. $10.745 $11.084 $12.988 $12.849
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.723 $10.022 $10.436
   Accumulation Unit Value Ending............................. $ 9.723 $10.022 $10.436 $12.913
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.575 $10.803 $12.184
   Accumulation Unit Value Ending............................. $10.575 $10.803 $12.184 $12.519
   Number of Units Outstanding at End of Year.................       0      35     138     127
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.126 $10.081 $10.257
   Accumulation Unit Value Ending............................. $10.126 $10.081 $10.257 $10.429
   Number of Units Outstanding at End of Year.................       0      75     302     279
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.878 $ 9.919 $10.140
   Accumulation Unit Value Ending............................. $ 9.878 $ 9.919 $10.140 $10.396
   Number of Units Outstanding at End of Year.................       0     114     455     420

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.835 $12.575 $14.471
   Accumulation Unit Value Ending....................................... $10.835 $12.575 $14.471 $16.547
   Number of Units Outstanding at End of Year...........................       0      51   1,034     834
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.532 $11.079 $11.952
   Accumulation Unit Value Ending....................................... $10.532 $11.079 $11.952 $12.877
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.218 $11.644 $13.432
   Accumulation Unit Value Ending....................................... $11.218 $11.644 $13.432 $15.516
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.390 $12.526 $13.355
   Accumulation Unit Value Ending....................................... $11.390 $12.526 $13.355 $17.825
   Number of Units Outstanding at End of Year...........................       0       0       0     626
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.204 $12.042 $13.538
   Accumulation Unit Value Ending....................................... $11.204 $12.042 $13.538 $14.173
   Number of Units Outstanding at End of Year...........................       0       0     867       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.239 $12.180 $13.182
   Accumulation Unit Value Ending....................................... $11.239 $12.180 $13.182 $13.667
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.903 $12.982
   Accumulation Unit Value Ending.......................................      -- $10.903 $12.982 $11.907
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.234 $10.371      --
   Accumulation Unit Value Ending....................................... $10.234 $10.371 $11.944      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.776 $10.902 $11.754
   Accumulation Unit Value Ending....................................... $10.776 $10.902 $11.754 $11.444
   Number of Units Outstanding at End of Year...........................       0      35     137     126
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.330 $10.692      --
   Accumulation Unit Value Ending....................................... $10.330 $10.692 $12.302      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.558 $10.528 $11.314
   Accumulation Unit Value Ending....................................... $10.558 $10.528 $11.314 $11.223
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.379 $10.570 $11.082
   Accumulation Unit Value Ending....................................... $10.379 $10.570 $11.082 $12.019
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.715 $11.205 $12.337
   Accumulation Unit Value Ending....................................... $10.715 $11.205 $12.337 $13.261
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.857 $10.116 $11.162
   Accumulation Unit Value Ending....................................... $ 9.857 $10.116 $11.162 $11.149
   Number of Units Outstanding at End of Year...........................       0      23      88      81
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.689 $10.715 $11.686
   Accumulation Unit Value Ending....................................... $10.689 $10.715 $11.686 $11.865
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.077 $11.523 $13.567
   Accumulation Unit Value Ending....................................... $11.077 $11.523 $13.567 $14.260
   Number of Units Outstanding at End of Year...........................       0       0       0     720
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.647 $11.687
   Accumulation Unit Value Ending.......................................      -- $11.647 $11.687 $12.106
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.291 $12.583 $14.429
   Accumulation Unit Value Ending..................................... $11.291 $12.583 $14.429 $14.952
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.224 $12.032 $13.480
   Accumulation Unit Value Ending..................................... $11.224 $12.032 $13.480 $12.985
   Number of Units Outstanding at End of Year.........................       0       0     860       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.291 $10.572 $10.556
   Accumulation Unit Value Ending..................................... $10.291 $10.572 $10.556 $10.687
   Number of Units Outstanding at End of Year.........................       0      72     289     267
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.872 $ 9.912 $10.132
   Accumulation Unit Value Ending..................................... $ 9.872 $ 9.912 $10.132 $10.381
   Number of Units Outstanding at End of Year.........................       0   2,282       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.503 $10.476 $10.308
   Accumulation Unit Value Ending..................................... $10.503 $10.476 $10.308 $11.146
   Number of Units Outstanding at End of Year.........................       0      72     292     269
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.193 $10.202 $10.352
   Accumulation Unit Value Ending..................................... $10.193 $10.202 $10.352 $10.999
   Number of Units Outstanding at End of Year.........................       0      74     299     275
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.735 $10.776 $11.666
   Accumulation Unit Value Ending..................................... $10.735 $10.776 $11.666 $10.891
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.130 $10.383 $11.298
   Accumulation Unit Value Ending..................................... $11.130 $10.383 $11.298 $11.735
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.506 $11.673 $12.703
   Accumulation Unit Value Ending..................................... $10.506 $11.673 $12.703 $15.232
   Number of Units Outstanding at End of Year.........................       0       0       0     716
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.398 $10.732 $11.464
   Accumulation Unit Value Ending..................................... $10.398 $10.732 $11.464 $12.598
   Number of Units Outstanding at End of Year.........................       0      36     141     131
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.009 $11.154 $12.930
   Accumulation Unit Value Ending..................................... $11.009 $11.154 $12.930 $13.014
   Number of Units Outstanding at End of Year.........................       0      34     132     122
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.830 $ 9.625 $10.218
   Accumulation Unit Value Ending..................................... $ 9.830 $ 9.625 $10.218 $10.386
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.000 $15.476 $21.093
   Accumulation Unit Value Ending..................................... $12.000 $15.476 $21.093 $28.356
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.346 $18.296 $22.255
   Accumulation Unit Value Ending..................................... $12.346 $18.296 $22.255 $31.601
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.014 $11.958 $12.258
   Accumulation Unit Value Ending..................................... $11.014 $11.958 $12.258 $14.083
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.098 $10.190 $10.265
   Accumulation Unit Value Ending..................................... $10.098 $10.190 $10.265 $10.732
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.986 $11.777 $13.345
   Accumulation Unit Value Ending..................................... $10.986 $11.777 $13.345 $13.366
   Number of Units Outstanding at End of Year.........................       0      32     126     116

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.292 $11.613 $11.779
   Accumulation Unit Value Ending................................. $10.292 $11.613 $11.779 $13.999
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.740 $14.533 $19.549
   Accumulation Unit Value Ending................................. $12.740 $14.533 $19.549 $15.798
   Number of Units Outstanding at End of Year.....................       0      16     672      54
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.446
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.685
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 2.25



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.646 $10.961 $12.089
   Accumulation Unit Value Ending............................. $10.646 $10.961 $12.089 $11.965
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.208 $10.824 $11.210
   Accumulation Unit Value Ending............................. $10.208 $10.824 $11.210 $12.230
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.726
   Accumulation Unit Value Ending.............................      --      -- $10.726 $11.298
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.887 $11.405 $12.361
   Accumulation Unit Value Ending............................. $10.887 $11.405 $12.361 $13.189
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.009 $10.920 $11.187
   Accumulation Unit Value Ending............................. $10.009 $10.920 $11.187 $13.067
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.125 $11.287 $13.113
   Accumulation Unit Value Ending............................. $10.125 $11.287 $13.113 $17.053
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.530 $11.264 $12.087
   Accumulation Unit Value Ending............................. $10.530 $11.264 $12.087 $15.493
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.122 $10.259 $10.733
   Accumulation Unit Value Ending............................. $10.122 $10.259 $10.733 $12.070
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.284 $12.854 $13.988
   Accumulation Unit Value Ending............................. $11.284 $12.854 $13.988 $16.021
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.740 $11.073 $12.968
   Accumulation Unit Value Ending............................. $10.740 $11.073 $12.968 $12.823
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.718 $10.013 $10.421
   Accumulation Unit Value Ending............................. $ 9.718 $10.013 $10.421 $12.887
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.570 $10.792 $12.166
   Accumulation Unit Value Ending............................. $10.570 $10.792 $12.166 $12.494
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.121 $10.071 $10.242
   Accumulation Unit Value Ending............................. $10.121 $10.071 $10.242 $10.408
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.873 $ 9.909 $10.125
   Accumulation Unit Value Ending............................. $ 9.873 $ 9.909 $10.125 $10.375
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.830 $12.563 $14.449
   Accumulation Unit Value Ending....................................... $10.830 $12.563 $14.449 $16.514
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.527 $11.068 $11.934
   Accumulation Unit Value Ending....................................... $10.527 $11.068 $11.934 $12.851
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.213 $11.633 $13.412
   Accumulation Unit Value Ending....................................... $11.213 $11.633 $13.412 $15.485
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.385 $12.514 $13.335
   Accumulation Unit Value Ending....................................... $11.385 $12.514 $13.335 $17.790
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.198 $12.030 $13.518
   Accumulation Unit Value Ending....................................... $11.198 $12.030 $13.518 $14.145
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.234 $12.168 $13.163
   Accumulation Unit Value Ending....................................... $11.234 $12.168 $13.163 $13.640
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.899 $12.971
   Accumulation Unit Value Ending.......................................      -- $10.899 $12.971 $11.891
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.229 $10.361      --
   Accumulation Unit Value Ending....................................... $10.229 $10.361 $11.927      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.771 $10.891 $11.736
   Accumulation Unit Value Ending....................................... $10.771 $10.891 $11.736 $11.421
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.325 $10.682      --
   Accumulation Unit Value Ending....................................... $10.325 $10.682 $12.283      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.554 $10.517 $11.297
   Accumulation Unit Value Ending....................................... $10.554 $10.517 $11.297 $11.200
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.375 $10.560 $11.066
   Accumulation Unit Value Ending....................................... $10.375 $10.560 $11.066 $11.995
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.710 $11.194 $12.319
   Accumulation Unit Value Ending....................................... $10.710 $11.194 $12.319 $13.234
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.853 $10.106 $11.145
   Accumulation Unit Value Ending....................................... $ 9.853 $10.106 $11.145 $11.127
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.684 $10.704 $11.669
   Accumulation Unit Value Ending....................................... $10.684 $10.704 $11.669 $11.841
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.072 $11.512 $13.547
   Accumulation Unit Value Ending....................................... $11.072 $11.512 $13.547 $14.231
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.643 $11.677
   Accumulation Unit Value Ending.......................................      -- $11.643 $11.677 $12.090
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.285 $12.570 $14.407
   Accumulation Unit Value Ending..................................... $11.285 $12.570 $14.407 $14.923
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.219 $12.021 $13.460
   Accumulation Unit Value Ending..................................... $11.219 $12.021 $13.460 $12.959
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.286 $10.562 $10.540
   Accumulation Unit Value Ending..................................... $10.286 $10.562 $10.540 $10.665
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.867 $ 9.902 $10.117
   Accumulation Unit Value Ending..................................... $ 9.867 $ 9.902 $10.117 $10.360
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.498 $10.466 $10.293
   Accumulation Unit Value Ending..................................... $10.498 $10.466 $10.293 $11.124
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.188 $10.192 $10.337
   Accumulation Unit Value Ending..................................... $10.188 $10.192 $10.337 $10.977
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.731 $10.767 $11.650
   Accumulation Unit Value Ending..................................... $10.731 $10.767 $11.650 $10.870
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.125 $10.373 $11.281
   Accumulation Unit Value Ending..................................... $11.125 $10.373 $11.281 $11.711
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.501 $11.661 $12.684
   Accumulation Unit Value Ending..................................... $10.501 $11.661 $12.684 $15.202
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.393 $10.722 $11.447
   Accumulation Unit Value Ending..................................... $10.393 $10.722 $11.447 $12.573
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $11.004 $11.143 $12.911
   Accumulation Unit Value Ending..................................... $11.004 $11.143 $12.911 $12.988
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.826 $ 9.615 $10.202
   Accumulation Unit Value Ending..................................... $ 9.826 $ 9.615 $10.202 $10.365
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $11.994 $15.461 $21.061
   Accumulation Unit Value Ending..................................... $11.994 $15.461 $21.061 $28.299
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.340 $18.278 $22.222
   Accumulation Unit Value Ending..................................... $12.340 $18.278 $22.222 $31.538
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.009 $11.946 $12.240
   Accumulation Unit Value Ending..................................... $11.009 $11.946 $12.240 $14.055
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.093 $10.180 $10.250
   Accumulation Unit Value Ending..................................... $10.093 $10.180 $10.250 $10.710
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.981 $11.766 $13.325
   Accumulation Unit Value Ending..................................... $10.981 $11.766 $13.325 $13.339
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $10.287 $11.601 $11.761
   Accumulation Unit Value Ending................................. $10.287 $11.601 $11.761 $13.971
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.734 $14.519 $19.520
   Accumulation Unit Value Ending................................. $12.734 $14.519 $19.520 $15.767
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.443
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.681
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
        with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
                           Mortality & Expense = 2.3



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.641 $10.950 $12.071
   Accumulation Unit Value Ending............................. $10.641 $10.950 $12.071 $11.941
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.203 $10.813 $11.194
   Accumulation Unit Value Ending............................. $10.203 $10.813 $11.194 $12.205
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.723
   Accumulation Unit Value Ending.............................      --      -- $10.723 $11.288
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.882 $11.394 $12.342
   Accumulation Unit Value Ending............................. $10.882 $11.394 $12.342 $13.163
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.005 $10.910 $11.170
   Accumulation Unit Value Ending............................. $10.005 $10.910 $11.170 $13.041
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.120 $11.276 $13.093
   Accumulation Unit Value Ending............................. $10.120 $11.276 $13.093 $17.019
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.525 $11.253 $12.069
   Accumulation Unit Value Ending............................. $10.525 $11.253 $12.069 $15.462
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.118 $10.249 $10.717
   Accumulation Unit Value Ending............................. $10.118 $10.249 $10.717 $12.046
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.279 $12.842 $13.967
   Accumulation Unit Value Ending............................. $11.279 $12.842 $13.967 $15.989
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.735 $11.062 $12.949
   Accumulation Unit Value Ending............................. $10.735 $11.062 $12.949 $12.798
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.714 $10.003 $10.405
   Accumulation Unit Value Ending............................. $ 9.714 $10.003 $10.405 $12.861
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.565 $10.782 $12.148
   Accumulation Unit Value Ending............................. $10.565 $10.782 $12.148 $12.469
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.116 $10.061 $10.227
   Accumulation Unit Value Ending............................. $10.116 $10.061 $10.227 $10.388
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.869 $ 9.900 $10.110
   Accumulation Unit Value Ending............................. $ 9.869 $ 9.900 $10.110 $10.355
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.825 $12.551 $14.428
   Accumulation Unit Value Ending....................................... $10.825 $12.551 $14.428 $16.481
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.522 $11.057 $11.916
   Accumulation Unit Value Ending....................................... $10.522 $11.057 $11.916 $12.825
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.207 $11.621 $13.392
   Accumulation Unit Value Ending....................................... $11.207 $11.621 $13.392 $15.454
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.379 $12.502 $13.315
   Accumulation Unit Value Ending....................................... $11.379 $12.502 $13.315 $17.754
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.193 $12.018 $13.498
   Accumulation Unit Value Ending....................................... $11.193 $12.018 $13.498 $14.117
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.229 $12.156 $13.143
   Accumulation Unit Value Ending....................................... $11.229 $12.156 $13.143 $13.613
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.895 $12.960
   Accumulation Unit Value Ending.......................................      -- $10.895 $12.960 $11.874
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.224 $10.351      --
   Accumulation Unit Value Ending....................................... $10.224 $10.351 $11.909      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.766 $10.881 $11.719
   Accumulation Unit Value Ending....................................... $10.766 $10.881 $11.719 $11.398
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.320 $10.672      --
   Accumulation Unit Value Ending....................................... $10.320 $10.672 $12.265      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.549 $10.507 $11.281
   Accumulation Unit Value Ending....................................... $10.549 $10.507 $11.281 $11.178
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.370 $10.549 $11.049
   Accumulation Unit Value Ending....................................... $10.370 $10.549 $11.049 $11.971
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.705 $11.183 $12.300
   Accumulation Unit Value Ending....................................... $10.705 $11.183 $12.300 $13.208
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.848 $10.096 $11.129
   Accumulation Unit Value Ending....................................... $ 9.848 $10.096 $11.129 $11.105
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.679 $10.694 $11.651
   Accumulation Unit Value Ending....................................... $10.679 $10.694 $11.651 $11.818
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.067 $11.500 $13.527
   Accumulation Unit Value Ending....................................... $11.067 $11.500 $13.527 $14.203
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.639 $11.667
   Accumulation Unit Value Ending.......................................      -- $11.639 $11.667 $12.073
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.280 $12.558 $14.386
   Accumulation Unit Value Ending..................................... $11.280 $12.558 $14.386 $14.893
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.214 $12.009 $13.440
   Accumulation Unit Value Ending..................................... $11.214 $12.009 $13.440 $12.933
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.281 $10.552 $10.525
   Accumulation Unit Value Ending..................................... $10.281 $10.552 $10.525 $10.644
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.862 $ 9.893 $10.102
   Accumulation Unit Value Ending..................................... $ 9.862 $ 9.893 $10.102 $10.339
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.494 $10.456 $10.278
   Accumulation Unit Value Ending..................................... $10.494 $10.456 $10.278 $11.101
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.183 $10.182 $10.322
   Accumulation Unit Value Ending..................................... $10.183 $10.182 $10.322 $10.956
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.728 $10.758 $11.634
   Accumulation Unit Value Ending..................................... $10.728 $10.758 $11.634 $10.850
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.120 $10.362 $11.265
   Accumulation Unit Value Ending..................................... $11.120 $10.362 $11.265 $11.688
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.496 $11.650 $12.666
   Accumulation Unit Value Ending..................................... $10.496 $11.650 $12.666 $15.171
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.388 $10.711 $11.430
   Accumulation Unit Value Ending..................................... $10.388 $10.711 $11.430 $12.548
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.999 $11.132 $12.892
   Accumulation Unit Value Ending..................................... $10.999 $11.132 $12.892 $12.962
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.821 $ 9.606 $10.187
   Accumulation Unit Value Ending..................................... $ 9.821 $ 9.606 $10.187 $10.345
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $11.988 $15.446 $21.030
   Accumulation Unit Value Ending..................................... $11.988 $15.446 $21.030 $28.243
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.334 $18.261 $22.189
   Accumulation Unit Value Ending..................................... $12.334 $18.261 $22.189 $31.475
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $11.004 $11.934 $12.222
   Accumulation Unit Value Ending..................................... $11.004 $11.934 $12.222 $14.026
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.089 $10.170 $10.235
   Accumulation Unit Value Ending..................................... $10.089 $10.170 $10.235 $10.689
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.976 $11.754 $13.306
   Accumulation Unit Value Ending..................................... $10.976 $11.754 $13.306 $13.312
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.282 $11.590 $11.744
   Accumulation Unit Value Ending..................................... $10.282 $11.590 $11.744 $13.943
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.728 $14.505 $19.491
   Accumulation Unit Value Ending................................. $12.728 $14.505 $19.491 $15.735
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.440
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.678
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
 with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without
                                     ABR)
                           Mortality & Expense = 2.4



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.631 $10.929 $12.035
   Accumulation Unit Value Ending............................. $10.631 $10.929 $12.035 $11.893
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.194 $10.792 $11.161
   Accumulation Unit Value Ending............................. $10.194 $10.792 $11.161 $12.157
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.715
   Accumulation Unit Value Ending.............................      --      -- $10.715 $11.269
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.872 $11.371 $12.306
   Accumulation Unit Value Ending............................. $10.872 $11.371 $12.306 $13.110
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.995 $10.888 $11.137
   Accumulation Unit Value Ending............................. $ 9.995 $10.888 $11.137 $12.989
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.111 $11.254 $13.054
   Accumulation Unit Value Ending............................. $10.111 $11.254 $13.054 $16.951
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.515 $11.231 $12.034
   Accumulation Unit Value Ending............................. $10.515 $11.231 $12.034 $15.400
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.108 $10.229 $10.686
   Accumulation Unit Value Ending............................. $10.108 $10.229 $10.686 $11.998
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.268 $12.817 $13.926
   Accumulation Unit Value Ending............................. $11.268 $12.817 $13.926 $15.925
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.725 $11.040 $12.911
   Accumulation Unit Value Ending............................. $10.725 $11.040 $12.911 $12.746
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.705 $ 9.983 $10.374
   Accumulation Unit Value Ending............................. $ 9.705 $ 9.983 $10.374 $12.810
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.555 $10.761 $12.112
   Accumulation Unit Value Ending............................. $10.555 $10.761 $12.112 $12.419
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.107 $10.042 $10.196
   Accumulation Unit Value Ending............................. $10.107 $10.042 $10.196 $10.346
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.859 $ 9.880 $10.079
   Accumulation Unit Value Ending............................. $ 9.859 $ 9.880 $10.079 $10.313
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.815 $12.526 $14.385
   Accumulation Unit Value Ending....................................... $10.815 $12.526 $14.385 $16.415
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.512 $11.035 $11.881
   Accumulation Unit Value Ending....................................... $10.512 $11.035 $11.881 $12.774
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.197 $11.599 $13.352
   Accumulation Unit Value Ending....................................... $11.197 $11.599 $13.352 $15.393
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.369 $12.477 $13.275
   Accumulation Unit Value Ending....................................... $11.369 $12.477 $13.275 $17.683
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.183 $11.995 $13.458
   Accumulation Unit Value Ending....................................... $11.183 $11.995 $13.458 $14.060
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.219 $12.133 $13.104
   Accumulation Unit Value Ending....................................... $11.219 $12.133 $13.104 $13.558
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.888 $12.938
   Accumulation Unit Value Ending.......................................      -- $10.888 $12.938 $11.842
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.215 $10.330      --
   Accumulation Unit Value Ending....................................... $10.215 $10.330 $11.874      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.756 $10.859 $11.684
   Accumulation Unit Value Ending....................................... $10.756 $10.859 $11.684 $11.353
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.311 $10.651      --
   Accumulation Unit Value Ending....................................... $10.311 $10.651 $12.229      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.539 $10.487 $11.247
   Accumulation Unit Value Ending....................................... $10.539 $10.487 $11.247 $11.133
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.360 $10.529 $11.016
   Accumulation Unit Value Ending....................................... $10.360 $10.529 $11.016 $11.923
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.695 $11.161 $12.264
   Accumulation Unit Value Ending....................................... $10.695 $11.161 $12.264 $13.155
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.839 $10.076 $11.096
   Accumulation Unit Value Ending....................................... $ 9.839 $10.076 $11.096 $11.060
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.669 $10.673 $11.617
   Accumulation Unit Value Ending....................................... $10.669 $10.673 $11.617 $11.770
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.056 $11.478 $13.487
   Accumulation Unit Value Ending....................................... $11.056 $11.478 $13.487 $14.146
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.631 $11.647
   Accumulation Unit Value Ending.......................................      -- $11.631 $11.647 $12.040
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.270 $12.534 $14.343
   Accumulation Unit Value Ending..................................... $11.270 $12.534 $14.343 $14.833
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.203 $11.986 $13.400
   Accumulation Unit Value Ending..................................... $11.203 $11.986 $13.400 $12.881
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.272 $10.531 $10.493
   Accumulation Unit Value Ending..................................... $10.272 $10.531 $10.493 $10.601
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.853 $ 9.873 $10.072
   Accumulation Unit Value Ending..................................... $ 9.853 $ 9.873 $10.072 $10.298
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.484 $10.435 $10.247
   Accumulation Unit Value Ending..................................... $10.484 $10.435 $10.247 $11.057
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.174 $10.162 $10.291
   Accumulation Unit Value Ending..................................... $10.174 $10.162 $10.291 $10.912
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.720 $10.739 $11.602
   Accumulation Unit Value Ending..................................... $10.720 $10.739 $11.602 $10.809
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.110 $10.342 $11.231
   Accumulation Unit Value Ending..................................... $11.110 $10.342 $11.231 $11.641
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.486 $11.627 $12.628
   Accumulation Unit Value Ending..................................... $10.486 $11.627 $12.628 $15.111
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.378 $10.691 $11.396
   Accumulation Unit Value Ending..................................... $10.378 $10.691 $11.396 $12.498
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.988 $11.110 $12.854
   Accumulation Unit Value Ending..................................... $10.988 $11.110 $12.854 $12.910
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.812 $ 9.587 $10.157
   Accumulation Unit Value Ending..................................... $ 9.812 $ 9.587 $10.157 $10.303
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $11.977 $15.416 $20.968
   Accumulation Unit Value Ending..................................... $11.977 $15.416 $20.968 $28.130
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.323 $18.225 $22.123
   Accumulation Unit Value Ending..................................... $12.323 $18.225 $22.123 $31.349
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.994 $11.911 $12.186
   Accumulation Unit Value Ending..................................... $10.994 $11.911 $12.186 $13.970
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.079 $10.150 $10.204
   Accumulation Unit Value Ending..................................... $10.079 $10.150 $10.204 $10.646
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.965 $11.731 $13.266
   Accumulation Unit Value Ending..................................... $10.965 $11.731 $13.266 $13.259
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.273 $11.567 $11.709
   Accumulation Unit Value Ending..................................... $10.273 $11.567 $11.709 $13.887
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.716 $14.477 $19.433
   Accumulation Unit Value Ending................................. $12.716 $14.477 $19.433 $15.672
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.433
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.671
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                     LBL CONSULTANT SOLUTIONS SELECT - SAI
                          Accumulation Unit Values(1)
     with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
                          Mortality & Expense = 2.45



                                                               For the Year Ending December 31
                                                               -------------------------------
Sub-Accounts                                                    2004    2005    2006    2007
------------                                                   ------- ------- ------- -------
AIM V.I. Basic Value Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.626 $10.918 $12.017
   Accumulation Unit Value Ending............................. $10.626 $10.918 $12.017 $11.869
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Capital Appreciation Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.189 $10.782 $11.144
   Accumulation Unit Value Ending............................. $10.189 $10.782 $11.144 $12.132
   Number of Units Outstanding at End of Year.................       0       0       0       0
AIM V.I. Core Equity Fund - Series II
   Accumulation Unit Value Beginning..........................      --      -- $10.000 $10.712
   Accumulation Unit Value Ending.............................      --      -- $10.712 $11.259
   Number of Units Outstanding at End of Year.................      --      --       0       0
AIM V.I. Mid Cap Core Equity Fund - Series II
   Accumulation Unit Value Beginning.......................... $10.000 $10.867 $11.360 $12.287
   Accumulation Unit Value Ending............................. $10.867 $11.360 $12.287 $13.084
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.991 $10.878 $11.121
   Accumulation Unit Value Ending............................. $ 9.991 $10.878 $11.121 $12.963
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American Leveraged AllCap Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.106 $11.243 $13.035
   Accumulation Unit Value Ending............................. $10.106 $11.243 $13.035 $16.917
   Number of Units Outstanding at End of Year.................       0       0       0       0
Alger American MidCap Growth Portfolio - Class S
   Accumulation Unit Value Beginning.......................... $10.000 $10.510 $11.220 $12.016
   Accumulation Unit Value Ending............................. $10.510 $11.220 $12.016 $15.369
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.104 $10.219 $10.670
   Accumulation Unit Value Ending............................. $10.104 $10.219 $10.670 $11.974
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Contrafund Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $11.263 $12.804 $13.905
   Accumulation Unit Value Ending............................. $11.263 $12.804 $13.905 $15.893
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.720 $11.030 $12.891
   Accumulation Unit Value Ending............................. $10.720 $11.030 $12.891 $12.721
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Growth Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.700 $ 9.974 $10.359
   Accumulation Unit Value Ending............................. $ 9.700 $ 9.974 $10.359 $12.784
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Index 500 Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.550 $10.750 $12.094
   Accumulation Unit Value Ending............................. $10.550 $10.750 $12.094 $12.395
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $10.102 $10.032 $10.181
   Accumulation Unit Value Ending............................. $10.102 $10.032 $10.181 $10.325
   Number of Units Outstanding at End of Year.................       0       0       0       0
Fidelity VIP Money Market Portfolio - Service Class 2
   Accumulation Unit Value Beginning.......................... $10.000 $ 9.855 $ 9.871 $10.064
   Accumulation Unit Value Ending............................. $ 9.855 $ 9.871 $10.064 $10.293
   Number of Units Outstanding at End of Year.................       0       0       0       0

Fidelity VIP Overseas Portfolio - Service Class 2
   Accumulation Unit Value Beginning.................................... $10.000 $10.810 $12.514 $14.364
   Accumulation Unit Value Ending....................................... $10.810 $12.514 $14.364 $16.382
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Balanced Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $10.507 $11.025 $11.863
   Accumulation Unit Value Ending....................................... $10.507 $11.025 $11.863 $12.748
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Foreign Stock Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.192 $11.587 $13.332
   Accumulation Unit Value Ending....................................... $11.192 $11.587 $13.332 $15.362
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Forty Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.364 $12.465 $13.256
   Accumulation Unit Value Ending....................................... $11.364 $12.465 $13.256 $17.648
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Mid Cap Value Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.178 $11.983 $13.438
   Accumulation Unit Value Ending....................................... $11.178 $11.983 $13.438 $14.032
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series INTECH Risk-Managed Core Portfolio - Service Shares
   Accumulation Unit Value Beginning.................................... $10.000 $11.213 $12.121 $13.085
   Accumulation Unit Value Ending....................................... $11.213 $12.121 $13.085 $13.531
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Janus Aspen Series Small Company Value Portfolio - Service Shares
   Accumulation Unit Value Beginning....................................      -- $10.000 $10.884 $12.927
   Accumulation Unit Value Ending.......................................      -- $10.884 $12.927 $11.826
   Number of Units Outstanding at End of Year...........................      --       0       0       0
Legg Mason Partners Variable All Cap - Class II
(1) Accumulation Unit Value Beginning................................... $10.000 $10.210 $10.320      --
   Accumulation Unit Value Ending....................................... $10.210 $10.320 $11.856      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
Legg Mason Partners Variable Global High Yield Bond Portfolio - Class II
   Accumulation Unit Value Beginning.................................... $10.000 $10.751 $10.849 $11.667
   Accumulation Unit Value Ending....................................... $10.751 $10.849 $11.667 $11.330
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Legg Mason Partners Variable Investors - Class II
(2) Accumulation Unit Value Beginning................................... $10.000 $10.306 $10.640      --
   Accumulation Unit Value Ending....................................... $10.306 $10.640 $12.210      --
   Number of Units Outstanding at End of Year...........................       0       0       0      --
MFS High Income Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.534 $10.476 $11.230
   Accumulation Unit Value Ending....................................... $10.534 $10.476 $11.230 $11.111
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Growth Stock Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.355 $10.519 $11.000
   Accumulation Unit Value Ending....................................... $10.355 $10.519 $11.000 $11.900
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Investors Trust Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.690 $11.150 $12.246
   Accumulation Unit Value Ending....................................... $10.690 $11.150 $12.246 $13.129
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS New Discovery Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $ 9.834 $10.067 $11.079
   Accumulation Unit Value Ending....................................... $ 9.834 $10.067 $11.079 $11.038
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Total Return Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $10.664 $10.663 $11.599
   Accumulation Unit Value Ending....................................... $10.664 $10.663 $11.599 $11.747
   Number of Units Outstanding at End of Year...........................       0       0       0       0
MFS Value Series - Service Class
   Accumulation Unit Value Beginning.................................... $10.000 $11.051 $11.467 $13.467
   Accumulation Unit Value Ending....................................... $11.051 $11.467 $13.467 $14.118
   Number of Units Outstanding at End of Year...........................       0       0       0       0
Oppenheimer MidCap Fund/VA - Service Shares
(2) Accumulation Unit Value Beginning...................................      -- $10.000 $11.627 $11.637
   Accumulation Unit Value Ending.......................................      -- $11.627 $11.637 $12.023
   Number of Units Outstanding at End of Year...........................      --       0       0       0

Oppenheimer Global Securities Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.264 $12.521 $14.322
   Accumulation Unit Value Ending..................................... $11.264 $12.521 $14.322 $14.803
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
   Accumulation Unit Value Beginning.................................. $10.000 $11.198 $11.974 $13.380
   Accumulation Unit Value Ending..................................... $11.198 $11.974 $13.380 $12.855
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative
  Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.267 $10.521 $10.478
   Accumulation Unit Value Ending..................................... $10.267 $10.521 $10.478 $10.580
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Money Market Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.849 $ 9.864 $10.057
   Accumulation Unit Value Ending..................................... $ 9.849 $ 9.864 $10.057 $10.277
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Real Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.479 $10.425 $10.232
   Accumulation Unit Value Ending..................................... $10.479 $10.425 $10.232 $11.035
   Number of Units Outstanding at End of Year.........................       0       0       0       0
PIMCO VIT Total Return Portfolio - Administrative Shares
   Accumulation Unit Value Beginning.................................. $10.000 $10.169 $10.152 $10.276
   Accumulation Unit Value Ending..................................... $10.169 $10.152 $10.276 $10.890
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Balanced Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $10.717 $10.730 $11.587
   Accumulation Unit Value Ending..................................... $10.717 $10.730 $11.587 $10.789
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Premier VIT OpCap Renaissance Portfolio
   Accumulation Unit Value Beginning.................................. $10.000 $11.105 $10.332 $11.214
   Accumulation Unit Value Ending..................................... $11.105 $10.332 $11.214 $11.618
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Rydex VT Sector Rotation Fund
   Accumulation Unit Value Beginning.................................. $10.000 $10.482 $11.616 $12.609
   Accumulation Unit Value Ending..................................... $10.482 $11.616 $12.609 $15.081
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Blue Chip Growth Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.374 $10.680 $11.379
   Accumulation Unit Value Ending..................................... $10.374 $10.680 $11.379 $12.473
   Number of Units Outstanding at End of Year.........................       0       0       0       0
T. Rowe Price Equity Income Portfolio - II
   Accumulation Unit Value Beginning.................................. $10.000 $10.983 $11.099 $12.834
   Accumulation Unit Value Ending..................................... $10.983 $11.099 $12.834 $12.884
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Absolute Return Fund
   Accumulation Unit Value Beginning.................................. $10.000 $ 9.808 $ 9.578 $10.142
   Accumulation Unit Value Ending..................................... $ 9.808 $ 9.578 $10.142 $10.283
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Emerging Markets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $11.972 $15.401 $20.937
   Accumulation Unit Value Ending..................................... $11.972 $15.401 $20.937 $28.074
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Eck Worldwide Hard Assets Fund
   Accumulation Unit Value Beginning.................................. $10.000 $12.317 $18.207 $22.090
   Accumulation Unit Value Ending..................................... $12.317 $18.207 $22.090 $31.287
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Aggressive Growth Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.989 $11.899 $12.168
   Accumulation Unit Value Ending..................................... $10.989 $11.899 $12.168 $13.942
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Government Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.075 $10.140 $10.189
   Accumulation Unit Value Ending..................................... $10.075 $10.140 $10.189 $10.625
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen LIT Growth and Income Portfolio, Class II
   Accumulation Unit Value Beginning.................................. $10.000 $10.960 $11.720 $13.246
   Accumulation Unit Value Ending..................................... $10.960 $11.720 $13.246 $13.232
   Number of Units Outstanding at End of Year.........................       0       0       0       0
Van Kampen UIF Equity Growth Portfolio, Class II
(3) Accumulation Unit Value Beginning................................. $10.000 $10.268 $11.556 $11.691
   Accumulation Unit Value Ending..................................... $10.268 $11.556 $11.691 $13.860
   Number of Units Outstanding at End of Year.........................       0       0       0       0

Van Kampen UIF U.S. Real Estate Portfolio, Class II
(3) Accumulation Unit Value Beginning............................. $10.000 $12.711 $14.462 $19.404
   Accumulation Unit Value Ending................................. $12.711 $14.462 $19.404 $15.641
   Number of Units Outstanding at End of Year.....................       0       0       0       0
Legg Mason Partners Variable Fundamental Value Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.430
   Number of Units Outstanding at End of Year.....................      --      --      --       0
Legg Mason Partners Variable Investors Portfolio - Class I
   Accumulation Unit Value Beginning..............................      --      --      -- $10.000
   Accumulation Unit Value Ending.................................      --      --      -- $ 9.668
   Number of Units Outstanding at End of Year.....................      --      --      --       0



* The LBL Consultant Solutions Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Series Small Company Value - Service Shares Sub-Account and Oppenheimer MidCap/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the AIM V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account and Legg Mason Partners Variable Investors - Class I Sub-Account which were first offered under the Contracts on April 27, 2007.

(1) Effective April 27, 2007, the Legg Mason Partners Variable All Cap Portfolio - Class II was reorganized into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable All Cap - Class II Sub-Account into the Legg Mason Partners Variable Fundamental Value Portfolio - Class I Sub-Account.

(2) Effective April 27, 2007, the Legg Mason Partners Variable Investors Portfolio - Class II was reorganized into the Legg Mason Partners Variable Investors Portfolio - Class I. Accordingly, on April 27, 2007, we combined the Legg Mason Partners Variable Investors - Class II Sub-Account into the Legg Mason Partners Variable Investors - Class I Sub-Account.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances using the name Van Kampen.

                 --------------------------------
                     Lincoln Benefit Life
                     Variable Annuity
                     Account
                     Financial Statements as of December 31,
                     2007 and for the periods ended
                     December 31, 2007 and 2006, and Report
                     of Independent Registered Public
                     Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2007, the results of their operations for the period then ended, and the changes in their net assets for each of the periods in the two year period then ended for each of the sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 25, 2008

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                     AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                      Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                        Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                     Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     ------------ ------------ --------------- --------------- --------------- ---------------
                                   AIM V. I.                      AIM V. I.                       AIM V. I.
                      AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                     Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                     ------------ ------------ --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value............. $22,698,432    $900,238     $11,713,113     $3,503,254      $7,874,791      $16,927,586
                     -----------    --------     -----------     ----------      ----------      -----------
   Total assets..... $22,698,432    $900,238     $11,713,113     $3,503,254      $7,874,791      $16,927,586
                     ===========    ========     ===========     ==========      ==========      ===========
NET ASSETS
Accumulation units.. $22,695,848    $892,100     $11,713,113     $3,503,254      $7,874,791      $16,927,586
Contracts in payout
  (annuitization)
  period............       2,584       8,138              --             --              --               --
                     -----------    --------     -----------     ----------      ----------      -----------
   Total net assets. $22,698,432    $900,238     $11,713,113     $3,503,254      $7,874,791      $16,927,586
                     ===========    ========     ===========     ==========      ==========      ===========
FUND SHARE
  INFORMATION
Number of shares....   1,783,066      30,652         928,139        121,010         272,673        1,171,459
                     ===========    ========     ===========     ==========      ==========      ===========
Cost of investments. $20,790,754    $779,550     $10,976,899     $2,847,728      $6,968,178      $15,751,340
                     ===========    ========     ===========     ==========      ==========      ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $     12.29    $  11.31     $     11.99     $    12.25      $    11.31      $     13.22
                     ===========    ========     ===========     ==========      ==========      ===========
   Highest.......... $     12.67    $  11.40     $     12.45     $    12.73      $    11.49      $     13.73
                     ===========    ========     ===========     ==========      ==========      ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                   The Alger
                       The Alger      The Alger       The Alger       The Alger     The Alger    American Fund
                     American Fund  American Fund   American Fund   American Fund American Fund  (Series - S)
                      Sub-Account    Sub-Account     Sub-Account     Sub-Account   Sub-Account    Sub-Account
                     ------------- --------------- ---------------- ------------- -------------- -------------
                                        Alger           Alger           Alger      Alger Small   Alger Growth
                     Alger Growth  Income & Growth Leveraged AllCap MidCap Growth Capitalization (Series - S)
                     ------------- --------------- ---------------- ------------- -------------- -------------
ASSETS
Investments at fair
  value.............  $16,576,696    $14,832,965     $25,315,804     $37,729,623   $17,989,285    $15,287,894
                      -----------    -----------     -----------     -----------   -----------    -----------
   Total assets.....  $16,576,696    $14,832,965     $25,315,804     $37,729,623   $17,989,285    $15,287,894
                      ===========    ===========     ===========     ===========   ===========    ===========
NET ASSETS
Accumulation units..  $16,548,355    $14,813,029     $25,302,432     $37,723,846   $17,985,705    $15,287,894
Contracts in payout
  (annuitization)
  period............       28,341         19,936          13,372           5,777         3,580             --
                      -----------    -----------     -----------     -----------   -----------    -----------
   Total net assets.  $16,576,696    $14,832,965     $25,315,804     $37,729,623   $17,989,285    $15,287,894
                      ===========    ===========     ===========     ===========   ===========    ===========
FUND SHARE
  INFORMATION
Number of shares....      336,446      1,223,842         457,046       1,597,359       539,895        313,020
                      ===========    ===========     ===========     ===========   ===========    ===========
Cost of investments.  $13,739,636    $12,987,480     $16,141,499     $31,007,407   $12,255,171    $11,127,711
                      ===========    ===========     ===========     ===========   ===========    ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $      8.57    $      8.42     $      9.99     $     14.57   $      9.03    $     13.02
                      ===========    ===========     ===========     ===========   ===========    ===========
   Highest..........  $     16.35    $     16.02     $     25.36     $     27.05   $     14.98    $     17.27
                      ===========    ===========     ===========     ===========   ===========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                       DWS         DWS
                                                   Investments Investments
                        The Alger      The Alger    Variable    Variable
                      American Fund  American Fund  Insurance   Insurance         DWS               DWS
                      (Series - S)   (Series - S)  Trust Funds Trust Funds Variable Series I Variable Series I
                       Sub-Account    Sub-Account  Sub-Account Sub-Account    Sub-Account       Sub-Account
                     --------------- ------------- ----------- ----------- ----------------- -----------------
                     Alger Leveraged Alger MidCap    DWS VIP     DWS VIP
                         AllCap         Growth     Equity 500   Small Cap       DWS VIP       DWS VIP Global
                      (Series - S)   (Series - S)    Index B     Index B        Bond A         Opportunities
                     --------------- ------------- ----------- ----------- ----------------- -----------------
ASSETS
Investments at fair
  value.............   $7,470,315     $17,168,502  $4,383,432  $1,521,446     $13,752,865       $14,558,348
                       ----------     -----------  ----------  ----------     -----------       -----------
   Total assets.....   $7,470,315     $17,168,502  $4,383,432  $1,521,446     $13,752,865       $14,558,348
                       ==========     ===========  ==========  ==========     ===========       ===========
NET ASSETS
Accumulation units..   $7,470,315     $17,165,103  $4,383,432  $1,521,446     $13,720,837       $14,552,252
Contracts in payout
  (annuitization)
  period............           --           3,399          --          --          32,028             6,096
                       ----------     -----------  ----------  ----------     -----------       -----------
   Total net assets.   $7,470,315     $17,168,502  $4,383,432  $1,521,446     $13,752,865       $14,558,348
                       ==========     ===========  ==========  ==========     ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....      136,894         739,703     282,438     103,500       1,970,325           796,409
                       ==========     ===========  ==========  ==========     ===========       ===========
Cost of investments.   $5,601,770     $14,695,870  $3,493,445  $1,372,554     $13,623,291       $10,677,188
                       ==========     ===========  ==========  ==========     ===========       ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $    17.09     $     15.52  $    15.48  $    17.80     $     13.20       $     14.09
                       ==========     ===========  ==========  ==========     ===========       ===========
   Highest..........   $    17.75     $     16.12  $    16.00  $    18.40     $     16.87       $     26.50
                       ==========     ===========  ==========  ==========     ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                             Federated      Federated    Federated
                            DWS               DWS               DWS          Insurance      Insurance    Insurance
                     Variable Series I Variable Series I Variable Series I     Series        Series       Series
                        Sub-Account       Sub-Account       Sub-Account     Sub-Account    Sub-Account  Sub-Account
                     ----------------- ----------------- ----------------- -------------- ------------- -----------
                                                                                            Federated    Federated
                          DWS VIP                                            Federated    Fund for U.S.    High
                        Growth and          DWS VIP           DWS VIP         Capital      Government   Income Bond
                         Income A        International      Balanced A     Income Fund II Securities II   Fund II
                     ----------------- ----------------- ----------------- -------------- ------------- -----------
ASSETS
Investments at fair
  value.............    $2,732,618        $6,646,281        $10,828,946      $5,623,478    $31,456,446  $22,372,155
                        ----------        ----------        -----------      ----------    -----------  -----------
   Total assets.....    $2,732,618        $6,646,281        $10,828,946      $5,623,478    $31,456,446  $22,372,155
                        ==========        ==========        ===========      ==========    ===========  ===========
NET ASSETS
Accumulation units..    $2,732,618        $6,635,733        $10,811,057      $5,609,554    $31,439,141  $22,361,521
Contracts in payout
  (annuitization)
  period............            --            10,548             17,889          13,924         17,305       10,634
                        ----------        ----------        -----------      ----------    -----------  -----------
   Total net assets.    $2,732,618        $6,646,281        $10,828,946      $5,623,478    $31,456,446  $22,372,155
                        ==========        ==========        ===========      ==========    ===========  ===========
FUND SHARE
  INFORMATION
Number of shares....       252,786           442,790            436,475         584,561      2,728,226    2,986,937
                        ==========        ==========        ===========      ==========    ===========  ===========
Cost of investments.    $2,307,384        $4,758,950        $ 9,401,573      $5,693,531    $31,043,906  $22,615,482
                        ==========        ==========        ===========      ==========    ===========  ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........    $     9.83        $    10.81        $     11.78      $     8.97    $     13.07  $     12.88
                        ==========        ==========        ===========      ==========    ===========  ===========
   Highest..........    $    11.36        $    15.80        $     11.95      $    16.32    $     17.15  $     19.36
                        ==========        ==========        ===========      ==========    ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------


                       Fidelity       Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                       Variable       Variable      Variable      Variable      Variable      Variable
                       Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                     Products Fund Products Fund  Products Fund Products Fund Products Fund Products Fund
                      Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                     ------------- -------------- ------------- ------------- ------------- -------------
                       VIP Asset                       VIP                                    VIP Money
                        Manager    VIP Contrafund Equity-Income  VIP Growth   VIP Index 500    Market
                     ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............  $13,084,830   $86,546,530    $53,256,262   $38,987,521   $56,359,895   $46,879,938
                      -----------   -----------    -----------   -----------   -----------   -----------
   Total assets.....  $13,084,830   $86,546,530    $53,256,262   $38,987,521   $56,359,895   $46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units..  $13,075,379   $86,407,169    $53,224,082   $39,961,200   $56,312,040   $46,842,649
Contracts in payout
  (annuitization)
  period............        9,451       139,361         32,180        26,321        47,855        37,289
                      -----------   -----------    -----------   -----------   -----------   -----------
   Total net assets.  $13,084,830   $86,546,530    $53,256,262   $38,987,521   $56,359,895   $46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....      789,670     3,102,026      2,227,364       864,085       343,616    46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
Cost of investments.  $11,780,216   $79,375,877    $51,908,126   $31,200,652   $45,398,109   $46,879,938
                      ===========   ===========    ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     11.87   $     14.99    $     14.43   $      8.39   $      9.90   $     11.11
                      ===========   ===========    ===========   ===========   ===========   ===========
   Highest..........  $     21.14   $     32.43    $     32.34   $     30.10   $     14.37   $     14.63
                      ===========   ===========    ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                       Fidelity          Fidelity          Fidelity          Fidelity          Fidelity
                       Fidelity        Variable          Variable          Variable          Variable          Variable
                       Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                       Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                     Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                      Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                     ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                       VIP Asset                              VIP
                          VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                       Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                     ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at fair
  value.............  $25,100,057     $6,730,698        $47,224,706       $40,490,338       $21,853,548       $46,550,325
                      -----------     ----------        -----------       -----------       -----------       -----------
   Total assets.....  $25,100,057     $6,730,698        $47,224,706       $40,490,338       $21,853,548       $46,550,325
                      ===========     ==========        ===========       ===========       ===========       ===========
NET ASSETS
Accumulation units..  $25,062,279     $6,730,698        $47,223,160       $40,461,075       $21,853,548       $46,532,230
Contracts in payout
  (annuitization)
  period............       37,778             --              1,546            29,263                --            18,095
                      -----------     ----------        -----------       -----------       -----------       -----------
   Total net assets.  $25,100,057     $6,730,698        $47,224,706       $40,490,338       $21,853,548       $46,550,325
                      ===========     ==========        ===========       ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....      991,313        412,168          1,719,764         1,717,876           489,441           285,953
                      ===========     ==========        ===========       ===========       ===========       ===========
Cost of investments.  $18,138,951     $6,044,390        $50,321,187       $41,565,348       $15,497,912       $39,780,312
                      ===========     ==========        ===========       ===========       ===========       ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     12.57     $    12.02        $     16.05       $     12.77       $     12.91       $     12.52
                      ===========     ==========        ===========       ===========       ===========       ===========
   Highest..........  $     24.59     $    12.56        $     16.67       $     13.64       $     17.33       $     13.00
                      ===========     ==========        ===========       ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                         Fidelity          Fidelity          Fidelity
                         Variable          Variable          Variable
                         Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                       Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                     (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                        Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                     ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                                 VIT             VIT
                      VIP Investment       VIP Money                          Strategic      Structured
                        Grade Bond          Market         VIP Overseas     International       Small           Small
                     (Service Class 2) (Service Class 2) (Service Class 2)     Equity        Cap Equity        Company
                     ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............    $54,745,308       $55,846,998       $45,858,234      $5,195,664      $2,884,517      $3,525,394
                        -----------       -----------       -----------      ----------      ----------      ----------
   Total assets.....    $54,745,308       $55,846,998       $45,858,234      $5,195,664      $2,884,517      $3,525,394
                        ===========       ===========       ===========      ==========      ==========      ==========
NET ASSETS
Accumulation units..    $54,664,661       $55,846,998       $45,853,944      $5,181,548      $2,839,417      $3,518,570
Contracts in payout
  (annuitization)
  period............         80,647                --             4,290          14,116          45,100           6,824
                        -----------       -----------       -----------      ----------      ----------      ----------
   Total net assets.    $54,745,308       $55,846,998       $45,858,234      $5,195,664      $2,884,517      $3,525,394
                        ===========       ===========       ===========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of shares....      4,365,655        55,846,998         1,825,567         377,592         269,329         219,514
                        ===========       ===========       ===========      ==========      ==========      ==========
Cost of investments.    $54,684,477       $55,846,998       $37,506,339      $4,259,807      $3,387,149      $3,134,879
                        ===========       ===========       ===========      ==========      ==========      ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........    $     10.43       $     10.33       $     16.45      $    13.60      $    16.34      $    15.27
                        ===========       ===========       ===========      ==========      ==========      ==========
   Highest..........    $     12.43       $     10.80       $     19.11      $    13.82      $    16.61      $    15.52
                        ===========       ===========       ===========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                     Janus Aspen  Janus Aspen  Janus Aspen Janus Aspen  Janus Aspen   Janus Aspen
                       Series       Series       Series      Series        Series       Series
                     Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account   Sub-Account
                     ----------- ------------- ----------- ----------- -------------- -----------
                                                  Forty     Large Cap                  Worldwide
                      Balanced   Flexible Bond  Portfolio    Growth    Mid Cap Growth   Growth
                     ----------- ------------- ----------- ----------- -------------- -----------
ASSETS
Investments at fair
  value............. $48,451,030  $19,089,163  $7,295,718  $27,376,695  $30,609,679   $30,455,962
                     -----------  -----------  ----------  -----------  -----------   -----------
   Total assets..... $48,451,030  $19,089,163  $7,295,718  $27,376,695  $30,609,679   $30,455,962
                     ===========  ===========  ==========  ===========  ===========   ===========
NET ASSETS
Accumulation units.. $48,370,991  $19,078,731  $7,295,718  $27,362,312  $30,603,148   $30,447,817
Contracts in payout
  (annuitization)
  period............      80,039       10,432          --       14,383        6,531         8,145
                     -----------  -----------  ----------  -----------  -----------   -----------
   Total net assets. $48,451,030  $19,089,163  $7,295,718  $27,376,695  $30,609,679   $30,455,962
                     ===========  ===========  ==========  ===========  ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....   1,612,347    1,665,721     177,167    1,036,211      766,392       862,043
                     ===========  ===========  ==========  ===========  ===========   ===========
Cost of investments. $38,103,551  $19,862,119  $4,548,544  $24,901,885  $25,394,606   $26,557,092
                     ===========  ===========  ==========  ===========  ===========   ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $     12.36  $     13.74  $    18.01  $      7.47  $      6.50   $      7.43
                     ===========  ===========  ==========  ===========  ===========   ===========
   Highest.......... $     34.55  $     21.42  $    18.49  $     26.40  $     34.29   $     29.80
                     ===========  ===========  ==========  ===========  ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                       Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                          Series           Series           Series           Series           Series           Series
                     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                       Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                     ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                             INTECH
                                                                          Risk-Managed                     Small Company
                         Balanced      Foreign Stock   Forty Portfolio   Core Portfolio   Mid Cap Value        Value
                     (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                     ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments at fair
  value.............   $12,314,209      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
                       -----------      -----------       ----------       ----------      -----------       ----------
   Total assets.....   $12,314,209      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
                       ===========      ===========       ==========       ==========      ===========       ==========
NET ASSETS
Accumulation units..   $12,312,938      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
Contracts in payout
  (annuitization)
  period............         1,271               --               --               --               --               --
                       -----------      -----------       ----------       ----------      -----------       ----------
   Total net assets.   $12,314,209      $15,852,429       $9,179,750       $6,217,404      $25,818,130       $6,978,358
                       ===========      ===========       ==========       ==========      ===========       ==========
FUND SHARE
  INFORMATION
Number of shares....       396,210          829,536          224,994          467,826        1,546,922          387,902
                       ===========      ===========       ==========       ==========      ===========       ==========
Cost of investments.   $10,513,176      $12,496,775       $6,479,394       $6,234,906      $23,993,912       $7,100,436
                       ===========      ===========       ==========       ==========      ===========       ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $     12.88      $     15.52       $    17.83       $    13.67      $     14.17       $    11.91
                       ===========      ===========       ==========       ==========      ===========       ==========
   Highest..........   $     13.37      $     19.96       $    18.51       $    14.19      $     14.72       $    12.22
                       ===========      ===========       ==========       ==========      ===========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                       Janus Aspen       Lazard       Lazard        Legg Mason        Legg Mason         Legg Mason
                          Series       Retirement   Retirement   Partners Variable Partners Variable Partners Variable
                     (Service Shares) Series, Inc. Series, Inc.    Portfolios I      Portfolios I       Portfolios I
                       Sub-Account    Sub-Account   Sub-Account     Sub-Account       Sub-Account       Sub-Account
                     ---------------- ------------ ------------- ----------------- ----------------- ------------------
                                                                    Legg Mason        Legg Mason
                        Worldwide                                    Variable       Variable Global      Legg Mason
                          Growth        Emerging   International    Fundamental       High Yield     Variable Investors
                     (Service Shares)   Markets       Equity      Value Portfolio       Bond II         Portfolio I
                     ---------------- ------------ ------------- ----------------- ----------------- ------------------
ASSETS
Investments at fair
  value.............    $3,264,772    $13,887,458   $2,811,584      $11,379,346       $29,280,181       $16,941,797
                        ----------    -----------   ----------      -----------       -----------       -----------
   Total assets.....    $3,264,772    $13,887,458   $2,811,584      $11,379,346       $29,280,181       $16,941,797
                        ==========    ===========   ==========      ===========       ===========       ===========
NET ASSETS
Accumulation units..    $3,264,772    $13,751,712   $2,811,584      $11,331,757       $29,280,181       $16,889,309
Contracts in payout
  (annuitization)
  period............            --        135,746           --           47,589                --            52,488
                        ----------    -----------   ----------      -----------       -----------       -----------
   Total net assets.    $3,264,772    $13,887,458   $2,811,584      $11,379,346       $29,280,181       $16,941,797
                        ==========    ===========   ==========      ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of shares....        93,199        541,633      210,606          524,636         3,224,690         1,025,532
                        ==========    ===========   ==========      ===========       ===========       ===========
Cost of investments.    $2,445,675    $ 9,877,377   $2,493,587      $12,540,650       $31,750,957       $14,424,497
                        ==========    ===========   ==========      ===========       ===========       ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........    $    11.10    $     38.22   $    13.45      $      9.45       $     11.44       $      9.68
                        ==========    ===========   ==========      ===========       ===========       ===========
   Highest..........    $    12.81    $     43.87   $    13.67      $      9.51       $     11.89       $     13.81
                        ==========    ===========   ==========      ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                                      MFS Variable
                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable   Insurance Trust
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                      MFS Emerging    MFS Investors      MFS New                        MFS Total    MFS High Income
                         Growth           Trust         Discovery     MFS Research       Return      (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $6,462,174      $4,942,220      $10,565,416     $3,429,840      $31,639,858     $10,322,924
                       ----------      ----------      -----------     ----------      -----------     -----------
   Total assets.....   $6,462,174      $4,942,220      $10,565,416     $3,429,840      $31,639,858     $10,322,924
                       ==========      ==========      ===========     ==========      ===========     ===========
NET ASSETS
Accumulation units..   $6,454,368      $4,939,895      $10,561,943     $3,429,840      $31,568,613     $10,306,963
Contracts in payout
  (annuitization)
  period............        7,806           2,325            3,473             --           71,245          15,961
                       ----------      ----------      -----------     ----------      -----------     -----------
   Total net assets.   $6,462,174      $4,942,220      $10,565,416     $3,429,840      $31,639,858     $10,322,924
                       ==========      ==========      ===========     ==========      ===========     ===========
FUND SHARE
  INFORMATION
Number of shares....      258,384         210,128          635,323        169,124        1,459,403       1,090,066
                       ==========      ==========      ===========     ==========      ===========     ===========
Cost of investments.   $5,433,812      $3,703,826      $ 8,977,580     $2,753,806      $28,356,729     $10,680,007
                       ==========      ==========      ===========     ==========      ===========     ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $     6.65      $    10.49      $      8.93     $     9.05      $     14.58     $     11.22
                       ==========      ==========      ===========     ==========      ===========     ===========
   Highest..........   $    13.80      $    12.88      $     19.48     $    13.52      $     16.73     $     11.66
                       ==========      ==========      ===========     ==========      ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                      MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                     Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust Insurance Trust
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                     --------------- --------------- --------------- --------------- --------------- ---------------
                      MFS Investor    MFS Investors      MFS New        MFS Total
                      Growth Stock        Trust         Discovery        Return       MFS Utilities     MFS Value
                     (Service Class) (Service Class) (Service Class) (Service Class) (Service Class) (Service Class)
                     --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $16,550,637     $2,992,212      $7,247,339      $19,689,227     $10,357,466     $8,430,832
                       -----------     ----------      ----------      -----------     -----------     ----------
   Total assets.....   $16,550,637     $2,992,212      $7,247,339      $19,689,227     $10,357,466     $8,430,832
                       ===========     ==========      ==========      ===========     ===========     ==========
NET ASSETS
Accumulation units..   $16,549,385     $2,992,212      $7,211,536      $19,672,173     $10,325,472     $8,430,832
Contracts in payout
  (annuitization)
  period............         1,252             --          35,803           17,054          31,994             --
                       -----------     ----------      ----------      -----------     -----------     ----------
   Total net assets.   $16,550,637     $2,992,212      $7,247,339      $19,689,227     $10,357,466     $8,430,832
                       ===========     ==========      ==========      ===========     ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....     1,430,479        127,927         444,349          918,341         303,649        557,595
                       ===========     ==========      ==========      ===========     ===========     ==========
Cost of investments.   $13,870,307     $2,383,952      $6,442,682      $18,787,016     $ 6,822,692     $7,162,721
                       ===========     ==========      ==========      ===========     ===========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $     12.02     $    13.26      $    10.62      $     11.79     $     20.72     $    14.26
                       ===========     ==========      ==========      ===========     ===========     ==========
   Highest..........   $     12.48     $    13.77      $    11.98      $     12.32     $     26.75     $    14.81
                       ===========     ==========      ==========      ===========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                      Oppenheimer    Oppenheimer    Oppenheimer
                        Variable       Variable       Variable    Panorama Series PIMCO Advisors PIMCO Advisors
                     Account Funds  Account Funds  Account Funds    Fund, Inc.       Variable       Variable
                     (Service Class (Service Class (Service Class (Service Class    Insurance      Insurance
                        ("SC"))        ("SC"))        ("SC"))         ("SC"))         Trust          Trust
                      Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account
                     -------------- -------------- -------------- --------------- -------------- --------------
                      Oppenheimer    Oppenheimer
                         Global      Main Street    Oppenheimer     Oppenheimer
                       Securities     Small Cap        MidCap      International      OpCap          OpCap
                          (SC)       Growth (SC)     Fund (SC)      Growth (SC)      Balanced        Equity
                     -------------- -------------- -------------- --------------- -------------- --------------
ASSETS
Investments at fair
  value.............  $21,250,244    $52,951,138     $3,502,636     $4,418,906     $22,547,446     $6,481,483
                      -----------    -----------     ----------     ----------     -----------     ----------
   Total assets.....  $21,250,244    $52,951,138     $3,502,636     $4,418,906     $22,547,446     $6,481,483
                      ===========    ===========     ==========     ==========     ===========     ==========
NET ASSETS
Accumulation units..  $21,250,244    $52,940,808     $3,502,636     $4,418,906     $22,514,627     $6,481,483
Contracts in payout
  (annuitization)
  period............           --         10,330             --             --          32,819             --
                      -----------    -----------     ----------     ----------     -----------     ----------
   Total net assets.  $21,250,244    $52,951,138     $3,502,636     $4,418,906     $22,547,446     $6,481,483
                      ===========    ===========     ==========     ==========     ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....      585,890      2,936,835         65,814      1,999,505       2,257,002        178,701
                      ===========    ===========     ==========     ==========     ===========     ==========
Cost of investments.  $18,013,272    $46,096,934     $3,278,761     $2,952,318     $23,100,327     $5,993,262
                      ===========    ===========     ==========     ==========     ===========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     14.95    $     12.98     $    12.11     $    17.22     $     10.89     $    13.87
                      ===========    ===========     ==========     ==========     ===========     ==========
   Highest..........  $     15.53    $     17.03     $    12.42     $    18.79     $     11.33     $    14.10
                      ===========    ===========     ==========     ==========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                        PIMCO       PIMCO
                      Advisors    Advisors      PIMCO        PIMCO       PIMCO       PIMCO
                      Variable    Variable     Variable    Variable    Variable    Variable
                      Insurance   Insurance   Insurance    Insurance   Insurance   Insurance
                        Trust       Trust       Trust        Trust       Trust       Trust
                     Sub-Account Sub-Account Sub-Account  Sub-Account Sub-Account Sub-Account
                     ----------- ----------- ------------ ----------- ----------- ------------
                        OpCap       OpCap                    Money    PIMCO Real  PIMCO Total
                     Renaissance  Small Cap  Foreign Bond   Market      Return      Return
                     ----------- ----------- ------------ ----------- ----------- ------------
ASSETS
Investments at fair
  value............. $5,625,834  $18,573,188 $27,086,022  $43,104,664 $34,809,127 $106,014,355
                     ----------  ----------- -----------  ----------- ----------- ------------
   Total assets..... $5,625,834  $18,573,188 $27,086,022  $43,104,664 $34,809,127 $106,014,355
                     ==========  =========== ===========  =========== =========== ============
NET ASSETS
Accumulation units.. $5,625,834  $18,503,818 $27,078,214  $43,038,264 $34,809,127 $105,928,371
Contracts in payout
  (annuitization)
  period............         --       69,370       7,808       66,400          --       85,984
                     ----------  ----------- -----------  ----------- ----------- ------------
   Total net assets. $5,625,834  $18,573,188 $27,086,022  $43,104,664 $34,809,127 $106,014,355
                     ==========  =========== ===========  =========== =========== ============
FUND SHARE
  INFORMATION
Number of shares....    380,381      636,286   2,676,484   43,104,664   2,769,223   10,106,230
                     ==========  =========== ===========  =========== =========== ============
Cost of investments. $5,357,678  $19,343,187 $27,303,655  $43,104,664 $34,877,537 $103,975,209
                     ==========  =========== ===========  =========== =========== ============
ACCUMULATION
  UNIT FAIR VALUE
   Lowest........... $    11.73  $     13.77 $     10.69  $     10.21 $     11.15 $      10.93
                     ==========  =========== ===========  =========== =========== ============
   Highest.......... $    12.19  $     24.48 $     13.95  $     11.52 $     12.30 $      15.04
                     ==========  =========== ===========  =========== =========== ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                         PIMCO
                       Variable
                       Insurance   Putnam Variable Putnam Variable Rydex Variable Rydex Variable  STI Classic
                         Trust          Trust           Trust          Trust          Trust      Variable Trust
                      Sub-Account    Sub-Account     Sub-Account    Sub-Account    Sub-Account    Sub-Account
                     ------------- --------------- --------------- -------------- -------------- --------------
                     StocksPLUS(R)                       VT
                      Growth and                    International                                 STI Classic
                        Income                       Growth and                    Rydex Sector    Large Cap
                       Portfolio    VT High Yield      Income        Rydex OTC       Rotation     Growth Stock
                     ------------- --------------- --------------- -------------- -------------- --------------
ASSETS
Investments at fair
  value.............  $6,926,753     $9,018,250      $14,550,133     $2,280,093     $5,103,574     $2,361,911
                      ----------     ----------      -----------     ----------     ----------     ----------
   Total assets.....  $6,926,753     $9,018,250      $14,550,133     $2,280,093     $5,103,574     $2,361,911
                      ==========     ==========      ===========     ==========     ==========     ==========
NET ASSETS
Accumulation units..  $6,906,760     $9,010,431      $14,550,133     $2,280,093     $5,103,574     $2,361,911
Contracts in payout
  (annuitization)
  period............      19,993          7,819               --             --             --             --
                      ----------     ----------      -----------     ----------     ----------     ----------
   Total net assets.  $6,926,753     $9,018,250      $14,550,133     $2,280,093     $5,103,574     $2,361,911
                      ==========     ==========      ===========     ==========     ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....     627,423      1,220,332          882,896        125,833        332,914        129,278
                      ==========     ==========      ===========     ==========     ==========     ==========
Cost of investments.  $5,885,715     $9,123,843      $13,388,040     $1,546,715     $4,377,287     $2,071,493
                      ==========     ==========      ===========     ==========     ==========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $    12.02     $    14.17      $     18.58     $     6.39     $    15.23     $    10.05
                      ==========     ==========      ===========     ==========     ==========     ==========
   Highest..........  $    12.22     $    14.82      $     19.95     $    11.07     $    20.33     $    11.13
                      ==========     ==========      ===========     ==========     ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                    T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                      STI Classic      Equity        Equity        Equity         Equity          Equity
                     Variable Trust Series, Inc.  Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II
                      Sub-Account    Sub-Account   Sub-Account   Sub-Account    Sub-Account     Sub-Account
                     -------------- ------------- ------------- ------------- --------------- ---------------
                                    T. Rowe Price T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price
                     STI Large Cap     Equity        Mid-Cap     New America     Blue Chip        Equity
                      Value Equity     Income        Growth        Growth        Growth II       Income II
                     -------------- ------------- ------------- ------------- --------------- ---------------
ASSETS
Investments at fair
  value.............   $3,632,296    $34,439,085   $24,772,685   $5,061,473     $34,352,287     $58,004,790
                       ----------    -----------   -----------   ----------     -----------     -----------
   Total assets.....   $3,632,296    $34,439,085   $24,772,685   $5,061,473     $34,352,287     $58,004,790
                       ==========    ===========   ===========   ==========     ===========     ===========
NET ASSETS
Accumulation units..   $3,618,931    $34,410,319   $24,763,319   $5,061,473     $34,352,287     $58,003,536
Contracts in payout
  (annuitization)
  period............       13,365         28,766         9,366           --              --           1,254
                       ----------    -----------   -----------   ----------     -----------     -----------
   Total net assets.   $3,632,296    $34,439,085   $24,772,685   $5,061,473     $34,352,287     $58,004,790
                       ==========    ===========   ===========   ==========     ===========     ===========
FUND SHARE
  INFORMATION
Number of shares....      201,906      1,453,739       990,115      229,233       2,936,093       2,452,634
                       ==========    ===========   ===========   ==========     ===========     ===========
Cost of investments.   $3,114,924    $30,079,138   $19,576,681   $4,333,824     $27,676,742     $55,239,514
                       ==========    ===========   ===========   ==========     ===========     ===========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........   $    12.78    $     16.48   $     16.29   $     9.59     $     12.60     $     12.94
                       ==========    ===========   ===========   ==========     ===========     ===========
   Highest..........   $    16.05    $     18.34   $     25.10   $    12.23     $     13.08     $     13.52
                       ==========    ===========   ===========   ==========     ===========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                            The Universal
                     T. Rowe Price The Universal The Universal The Universal The Universal  Institutional
                     International Institutional Institutional Institutional Institutional   Funds, Inc.
                     Series, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.   Funds, Inc.     (Class II)
                      Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                     ------------- ------------- ------------- ------------- -------------- --------------
                     T. Rowe Price  Van Kampen    Van Kampen    Van Kampen   Van Kampen UIF Van Kampen UIF
                     International  UIF Equity     UIF High     UIF Mid Cap   U.S. Mid Cap  Equity Growth
                         Stock        Growth         Yield        Growth         Value        (Class II)
                     ------------- ------------- ------------- ------------- -------------- --------------
ASSETS
Investments at fair
  value.............  $10,102,301   $28,433,648   $ 5,911,412   $7,571,823    $44,377,879     $3,936,528
                      -----------   -----------   -----------   ----------    -----------     ----------
   Total assets.....  $10,102,301   $28,433,648   $ 5,911,412   $7,571,823    $44,377,879     $3,936,528
                      ===========   ===========   ===========   ==========    ===========     ==========
NET ASSETS
Accumulation units..  $10,097,227   $28,403,029   $ 5,880,865   $7,556,161    $44,351,029     $3,936,528
Contracts in payout
  (annuitization)
  period............        5,074        30,619        30,547       15,662         26,850             --
                      -----------   -----------   -----------   ----------    -----------     ----------
   Total net assets.  $10,102,301   $28,433,648   $ 5,911,412   $7,571,823    $44,377,879     $3,936,528
                      ===========   ===========   ===========   ==========    ===========     ==========
FUND SHARE
  INFORMATION
Number of shares....      570,429     1,415,314       458,961      519,329      2,322,233        198,014
                      ===========   ===========   ===========   ==========    ===========     ==========
Cost of investments.  $ 8,054,654   $18,569,423   $10,115,118   $5,379,995    $38,415,164     $2,914,741
                      ===========   ===========   ===========   ==========    ===========     ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     11.11   $     14.75   $     11.35   $    14.87    $     15.43     $    14.03
                      ===========   ===========   ===========   ==========    ===========     ==========
   Highest..........  $     15.55   $     15.20   $     12.75   $    15.11    $     19.73     $    14.54
                      ===========   ===========   ===========   ==========    ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                                                                    Van Kampen  Van Kampen
                     The Universal                                                     Life        Life
                     Institutional     Van Eck         Van Eck          Van Eck     Investment  Investment
                      Funds, Inc.     Worldwide       Worldwide        Worldwide       Trust       Trust
                      (Class II)   Insurance Trust Insurance Trust  Insurance Trust (Class II)  (Class II)
                      Sub-Account    Sub-Account     Sub-Account      Sub-Account   Sub-Account Sub-Account
                     ------------- --------------- ---------------- --------------- ----------- -----------
                      Van Kampen                                                        LIT
                     UIF U.S. Real     Van Eck         Van Eck          Van Eck     Aggressive      LIT
                        Estate        Worldwide       Worldwide        Worldwide      Growth    Government
                      (Class II)   Absolute Return Emerging Markets   Hard Assets   (Class II)  (Class II)
                     ------------- --------------- ---------------- --------------- ----------- -----------
ASSETS
Investments at fair
  value.............  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,609,604
                      -----------    ----------      -----------      -----------   ----------- ----------
   Total assets.....  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,609,604
                      ===========    ==========      ===========      ===========   =========== ==========
NET ASSETS
Accumulation units..  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,584,677
Contracts in payout
  (annuitization)
  period............           --            --               --               --            --     24,927
                      -----------    ----------      -----------      -----------   ----------- ----------
   Total net assets.  $33,939,573    $2,317,185      $15,743,500      $22,099,079   $10,248,608 $9,609,604
                      ===========    ==========      ===========      ===========   =========== ==========
FUND SHARE
  INFORMATION
Number of shares....    1,555,434       216,357          567,947          536,516     1,791,715  1,010,474
                      ===========    ==========      ===========      ===========   =========== ==========
Cost of investments.  $35,933,487    $2,186,290      $12,531,988      $16,171,751   $ 8,482,336 $9,348,579
                      ===========    ==========      ===========      ===========   =========== ==========
ACCUMULATION
  UNIT FAIR VALUE
   Lowest...........  $     15.80    $    10.39      $     28.36      $     31.60   $     14.08 $    10.73
                      ===========    ==========      ===========      ===========   =========== ==========
   Highest..........  $     21.90    $    10.79      $     29.45      $     32.82   $     14.73 $    11.15
                      ===========    ==========      ===========      ===========   =========== ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               December 31, 2007
--------------------------------------------------------------------------------

                                           Van Kampen Life
                                             Investment
                                                Trust       Wells Fargo    Wells Fargo
                                             (Class II)    Variable Trust Variable Trust
                                             Sub-Account    Sub-Account    Sub-Account
                                           --------------- -------------- --------------
                                           LIT Growth and   Wells Fargo    Wells Fargo
                                               Income       VT Advantage   VT Advantage
                                             (Class II)      Discovery     Opportunity
                                           --------------- -------------- --------------
ASSETS
Investments at fair value.................   $68,980,292     $8,196,840    $14,813,861
                                             -----------     ----------    -----------
   Total assets...........................   $68,980,292     $8,196,840    $14,813,861
                                             ===========     ==========    ===========
NET ASSETS
Accumulation units........................   $68,951,230     $8,190,513    $14,799,341
Contracts in payout (annuitization) period        29,062          6,327         14,520
                                             -----------     ----------    -----------
   Total net assets.......................   $68,980,292     $8,196,840    $14,813,861
                                             ===========     ==========    ===========
FUND SHARE INFORMATION
Number of shares..........................     3,236,992        407,600        672,440
                                             ===========     ==========    ===========
Cost of investments.......................   $61,152,970     $5,555,775    $14,816,574
                                             ===========     ==========    ===========
ACCUMULATION UNIT FAIR VALUE
   Lowest.................................   $     13.37     $    15.47    $     12.69
                                             ===========     ==========    ===========
   Highest................................   $     14.58     $    15.70    $     12.88
                                             ===========     ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                            AIM Variable AIM Variable  AIM Variable    AIM Variable    AIM Variable    AIM Variable
                             Insurance    Insurance      Insurance       Insurance       Insurance       Insurance
                               Funds        Funds     Funds Series II Funds Series II Funds Series II Funds Series II
                            Sub-Account  Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                            ------------ ------------ --------------- --------------- --------------- ---------------
                                          AIM V. I.                      AIM V. I.                       AIM V. I.
                             AIM V. I.     Capital       AIM V. I.        Capital     AIM V. I. Core   Mid Cap Core
                            Basic Value  Appreciation Basic Value II  Appreciation II    Equity II       Equity II
                            ------------ ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $   142,472    $     --     $   40,394       $     --       $   75,314      $    8,405
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (363,799)    (14,280)      (199,467)       (54,278)        (115,759)       (259,899)
   Administrative
     expense...............     (26,233)       (951)       (13,497)        (3,622)          (7,913)        (17,644)
                            -----------    --------     ----------       --------       ----------      ----------
   Net investment
     income (loss).........    (247,560)    (15,231)      (172,570)       (57,900)         (48,358)       (269,138)
                            -----------    --------     ----------       --------       ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   8,252,086     220,617      3,393,580        702,190        1,464,129       2,938,023
   Cost of investments
     sold..................   6,997,847     199,963      2,918,261        592,536        1,291,594       2,728,810
                            -----------    --------     ----------       --------       ----------      ----------
   Realized gains (losses)
     on fund shares........   1,254,239      20,654        475,319        109,654          172,535         209,213
Realized gain
  distributions............   1,328,150          --        679,105             --               --         252,497
                            -----------    --------     ----------       --------       ----------      ----------
   Net realized gains
     (losses)..............   2,582,389      20,654      1,154,424        109,654          172,535         461,710
Change in unrealized gains
  (losses).................  (2,291,321)     88,567       (961,523)       292,970          333,074       1,092,170
                            -----------    --------     ----------       --------       ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........     291,068     109,221        192,901        402,624          505,609       1,553,880
                            -----------    --------     ----------       --------       ----------      ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS............... $    43,508    $ 93,990     $   20,331       $344,724       $  457,251      $1,284,742
                            ===========    ========     ==========       ========       ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                                                       The Alger
                             The Alger     The Alger      The Alger       The Alger     The Alger    American Fund
                           American Fund American Fund  American Fund   American Fund American Fund  (Series - S)
                            Sub-Account   Sub-Account    Sub-Account     Sub-Account   Sub-Account    Sub-Account
                           ------------- ------------- ---------------- ------------- -------------- -------------
                                         Alger Income       Alger           Alger      Alger Small   Alger Growth
                           Alger Growth    & Growth    Leveraged AllCap MidCap Growth Capitalization (Series - S)
                           ------------- ------------- ---------------- ------------- -------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................  $   60,566    $  133,154      $       --     $       --     $       --    $   16,641
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.........    (239,675)     (226,166)       (320,819)      (512,571)      (253,221)     (214,470)
   Administrative
     expense..............     (18,729)      (17,826)        (23,807)       (38,044)       (19,466)      (15,132)
                            ----------    ----------      ----------     ----------     ----------    ----------
   Net investment
     income (loss)........    (197,838)     (110,838)       (344,626)      (550,615)      (272,687)     (212,961)
                            ----------    ----------      ----------     ----------     ----------    ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales................   5,079,478     4,904,701       4,904,046      9,440,110      5,507,516     3,231,298
   Cost of investments
     sold.................   4,636,797     4,529,685       3,490,355      8,301,070      3,650,549     2,488,628
                            ----------    ----------      ----------     ----------     ----------    ----------
   Realized gains
     (losses) on fund
     shares...............     442,681       375,016       1,413,691      1,139,040      1,856,967       742,670
Realized gain
  distributions...........          --            --              --      4,821,818             --            --
                            ----------    ----------      ----------     ----------     ----------    ----------
   Net realized gains
     (losses).............     442,681       375,016       1,413,691      5,960,858      1,856,967       742,670
Change in unrealized
  gains (losses)..........   2,652,878     1,135,528       5,052,423      3,949,972        943,818     1,933,882
                            ----------    ----------      ----------     ----------     ----------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..........   3,095,559     1,510,544       6,466,114      9,910,830      2,800,785     2,676,552
                            ----------    ----------      ----------     ----------     ----------    ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS..............  $2,897,721    $1,399,706      $6,121,488     $9,360,215     $2,528,098    $2,463,591
                            ==========    ==========      ==========     ==========     ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                              DWS         DWS
                                                          Investments Investments
                               The Alger      The Alger    Variable    Variable
                             American Fund  American Fund  Insurance   Insurance         DWS               DWS
                             (Series - S)   (Series - S)  Trust Funds Trust Funds Variable Series I Variable Series I
                              Sub-Account    Sub-Account  Sub-Account Sub-Account    Sub-Account       Sub-Account
                            --------------- ------------- ----------- ----------- ----------------- -----------------
                            Alger Leveraged Alger MidCap    DWS VIP     DWS VIP                          DWS VIP
                                AllCap         Growth     Equity 500   Small Cap       DWS VIP           Global
                             (Series - S)   (Series - S)    Index B     Index B        Bond A         Opportunities
                            --------------- ------------- ----------- ----------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $       --     $       --    $ 54,544    $   9,494     $  685,535        $   205,636
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (99,837)      (240,226)    (64,075)     (22,816)      (192,900)          (234,874)
   Administrative
     expense...............       (6,767)       (16,116)     (4,431)      (1,596)       (15,274)           (16,418)
                              ----------     ----------    --------    ---------     ----------        -----------
   Net investment
     income (loss).........     (106,604)      (256,342)    (13,962)     (14,918)       477,361            (45,656)
                              ----------     ----------    --------    ---------     ----------        -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....    8,860,889      3,312,715     731,456      150,834      2,641,619          4,800,677
   Cost of investments
     sold..................    7,981,109      3,044,616     565,157      130,876      2,637,963          3,461,773
                              ----------     ----------    --------    ---------     ----------        -----------
   Realized gains (losses)
     on fund shares........      879,780        268,099     166,299       19,958          3,656          1,338,904
Realized gain
  distributions............           --      2,170,931          --       99,332             --          1,173,280
                              ----------     ----------    --------    ---------     ----------        -----------
   Net realized gains
     (losses)..............      879,780      2,439,030     166,299      119,290          3,656          2,512,184
Change in unrealized gains
  (losses).................      929,370      1,903,691      (3,454)    (164,968)      (107,905)        (1,268,756)
                              ----------     ----------    --------    ---------     ----------        -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    1,809,150      4,342,721     162,845      (45,678)      (104,249)         1,243,428
                              ----------     ----------    --------    ---------     ----------        -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...............   $1,702,546     $4,086,379    $148,883    $ (60,596)    $  373,112        $ 1,197,772
                              ==========     ==========    ========    =========     ==========        ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                DWS          DWS          DWS       Federated      Federated     Federated
                             Variable     Variable     Variable     Insurance      Insurance     Insurance
                             Series I     Series I     Series II      Series        Series         Series
                            Sub-Account  Sub-Account  Sub-Account  Sub-Account    Sub-Account   Sub-Account
                            ----------- ------------- ----------- -------------- ------------- --------------
                                                                                   Federated
                              DWS VIP                               Federated    Fund for U.S. Federated High
                            Growth and     DWS VIP      DWS VIP      Capital      Government    High Income
                             Income A   International Balanced A  Income Fund II Securities II  Bond Fund II
                            ----------- ------------- ----------- -------------- ------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  38,461   $  179,840   $  428,941    $  364,122    $1,174,414    $ 2,033,984
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (42,861)    (101,680)    (164,789)      (87,869)     (371,362)      (346,920)
   Administrative
     expense...............     (3,066)      (7,065)     (14,692)       (7,667)      (29,303)       (27,139)
                             ---------   ----------   ----------    ----------    ----------    -----------
   Net investment
     income (loss).........     (7,466)      71,095      249,460       268,586       773,749      1,659,925
                             ---------   ----------   ----------    ----------    ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....    897,697    2,599,329    4,090,487     2,753,301     6,869,599      6,791,802
   Cost of investments
     sold..................    768,486    1,922,305    3,546,473     2,776,173     6,999,744      6,790,916
                             ---------   ----------   ----------    ----------    ----------    -----------
   Realized gains (losses)
     on fund shares........    129,211      677,024      544,014       (22,872)     (130,145)           886
Realized gain
  distributions............     42,424           --           --            --            --             --
                             ---------   ----------   ----------    ----------    ----------    -----------
   Net realized gains
     (losses)..............    171,635      677,024      544,014       (22,872)     (130,145)           886
Change in unrealized gains
  (losses).................   (160,161)      70,430     (335,747)      (56,514)      642,708     (1,156,817)
                             ---------   ----------   ----------    ----------    ----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........     11,474      747,454      208,267       (79,386)      512,563     (1,155,931)
                             ---------   ----------   ----------    ----------    ----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............  $   4,008   $  818,549   $  457,727    $  189,200    $1,286,312    $   503,994
                             =========   ==========   ==========    ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                              Fidelity       Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                              Variable       Variable      Variable      Variable      Variable      Variable
                              Insurance     Insurance      Insurance     Insurance     Insurance     Insurance
                            Products Fund Products Fund  Products Fund Products Fund Products Fund Products Fund
                             Sub-Account   Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account
                            ------------- -------------- ------------- ------------- ------------- -------------
                              VIP Asset                       VIP                                    VIP Money
                               Manager    VIP Contrafund Equity-Income  VIP Growth   VIP Index 500    Market
                            ------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  817,795    $    783,299   $ 1,011,267   $   318,988   $ 2,184,651   $ 2,295,143
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (176,908)     (1,214,852)     (826,375)     (509,478)     (857,094)     (605,264)
   Administrative
     expense...............     (16,135)        (98,993)      (76,596)      (45,027)      (67,211)      (49,345)
                             ----------    ------------   -----------   -----------   -----------   -----------
   Net investment
     income (loss).........     624,752        (530,546)      108,296      (235,517)    1,260,346     1,640,534
                             ----------    ------------   -----------   -----------   -----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   3,812,240      21,040,281    18,960,226    10,237,372    13,840,455    31,908,316
   Cost of investments
     sold..................   3,571,920      15,438,954    15,917,999     9,146,032    10,985,475    31,908,316
                             ----------    ------------   -----------   -----------   -----------   -----------
   Realized gains (losses)
     on fund shares........     240,320       5,601,327     3,042,227     1,091,340     2,854,980            --
Realized gain
  distributions............     392,080      20,955,227     4,458,986        32,079            --            --
                             ----------    ------------   -----------   -----------   -----------   -----------
   Net realized gains
     (losses)..............     632,400      26,556,554     7,501,213     1,123,419     2,854,980            --
Change in unrealized gains
  (losses).................     502,855     (12,919,701)   (6,948,593)    7,614,512    (1,581,140)           --
                             ----------    ------------   -----------   -----------   -----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   1,135,255      13,636,853       552,620     8,737,931     1,273,840            --
                             ----------    ------------   -----------   -----------   -----------   -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............  $1,760,007    $ 13,106,307   $   660,916   $ 8,502,414   $ 2,534,186   $ 1,640,534
                             ==========    ============   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                            Fidelity          Fidelity          Fidelity          Fidelity
                          Fidelity    Fidelity Variable     Variable          Variable          Variable          Variable
                          Variable        Insurance         Insurance         Insurance         Insurance         Insurance
                          Insurance     Products Fund     Products Fund     Products Fund     Products Fund     Products Fund
                        Products Fund (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                         Sub-Account     Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                          VIP Asset                              VIP
                             VIP           Manager       VIP Contrafund     Equity-Income      VIP Growth       VIP Index 500
                          Overseas    (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2) (Service Class 2)
                        ------------- ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..............  $  836,912      $  367,511        $   339,723       $   673,704       $   80,465        $1,545,042
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk......    (350,534)        (96,396)          (698,042)         (651,749)        (293,934)         (720,696)
   Administrative
     expense...........     (28,780)         (6,389)           (46,916)          (44,394)         (20,806)          (48,971)
                         ----------      ----------        -----------       -----------       ----------        ----------
   Net investment
     income (loss).....     457,598         264,726           (405,235)          (22,439)        (234,275)          775,375
                         ----------      ----------        -----------       -----------       ----------        ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales.............   7,133,259       1,258,423         10,132,564         9,478,733        3,998,115         8,366,099
   Cost of investments
     sold..............   5,197,905       1,162,094          9,207,141         8,552,185        3,136,508         7,063,728
                         ----------      ----------        -----------       -----------       ----------        ----------
   Realized gains
     (losses) on fund
     shares............   1,935,354          96,329            925,423           926,548          861,607         1,302,371
Realized gain
  distributions........   1,705,475         178,753         11,620,064         3,394,524           13,744                --
                         ----------      ----------        -----------       -----------       ----------        ----------
   Net realized gains
     (losses)..........   3,640,829         275,082         12,545,487         4,321,072          875,351         1,302,371
Change in unrealized
  gains (losses).......    (462,328)        249,500         (5,516,827)       (4,239,837)       3,916,515          (385,846)
                         ----------      ----------        -----------       -----------       ----------        ----------
   Net realized and
     unrealized gains
     (losses) on
     investments.......   3,178,501         524,582          7,028,660            81,235        4,791,866           916,525
                         ----------      ----------        -----------       -----------       ----------        ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS...........  $3,636,099      $  789,308        $ 6,623,425       $    58,796       $4,557,591        $1,691,900
                         ==========      ==========        ===========       ===========       ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Fidelity                            Fidelity
                               Variable      Fidelity Variable     Variable
                               Insurance         Insurance         Insurance      Goldman Sachs   Goldman Sachs
                             Products Fund     Products Fund     Products Fund      Variable        Variable       J.P. Morgan
                           (Service Class 2) (Service Class 2) (Service Class 2) Insurance Trust Insurance Trust Series Trust II
                              Sub-Account       Sub-Account       Sub-Account      Sub-Account     Sub-Account     Sub-Account
                           ----------------- ----------------- ----------------- --------------- --------------- ---------------
                                                                                       VIT             VIT
                            VIP Investment       VIP Money                          Strategic      Structured
                              Grade Bond          Market         VIP Overseas     International     Small Cap
                           (Service Class 2) (Service Class 2) (Service Class 2)   Equity (a)      Equity Fund    Small Company
                           ----------------- ----------------- ----------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................    $2,110,293        $ 2,786,784       $1,294,028       $   69,683      $    12,312      $     366
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.........      (774,802)          (865,740)        (648,965)         (73,773)         (50,807)       (56,430)
   Administrative
     expense..............       (53,741)           (58,045)         (44,696)          (5,413)          (3,680)        (4,144)
                              ----------        -----------       ----------       ----------      -----------      ---------
   Net investment
     income (loss)........     1,281,750          1,862,999          600,367           (9,503)         (42,175)       (60,208)
                              ----------        -----------       ----------       ----------      -----------      ---------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales................     9,121,436         40,652,402        8,654,396        1,225,601        1,119,361        705,306
   Cost of investments
     sold.................     9,296,457         40,652,402        7,206,614          877,485        1,056,679        559,363
                              ----------        -----------       ----------       ----------      -----------      ---------
   Realized gains
     (losses) on fund
     shares...............      (175,021)                --        1,447,782          348,116           62,682        145,943
Realized gain
  distributions...........            --                 --        2,875,235          547,934          319,233        196,485
                              ----------        -----------       ----------       ----------      -----------      ---------
   Net realized gains
     (losses).............      (175,021)                --        4,323,017          896,050          381,915        342,428
Change in unrealized
  gains (losses)..........       245,863                 --        1,267,243         (550,344)      (1,017,201)      (529,248)
                              ----------        -----------       ----------       ----------      -----------      ---------
   Net realized and
     unrealized gains
     (losses) on
     investments..........        70,842                 --        5,590,260          345,706         (635,286)      (186,820)
                              ----------        -----------       ----------       ----------      -----------      ---------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..............    $1,352,592        $ 1,862,999       $6,190,627       $  336,203      $  (677,461)     $(247,028)
                              ==========        ===========       ==========       ==========      ===========      =========

--------
(a)Previously known as VIT International Equity.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Janus Aspen   Janus Aspen  Janus Aspen Janus Aspen  Janus Aspen   Janus Aspen
                               Series        Series       Series      Series        Series       Series
                             Sub-Account   Sub-Account  Sub-Account Sub-Account  Sub-Account   Sub-Account
                             -----------  ------------- ----------- ----------- -------------- -----------
                                                           Forty     Large Cap                  Worldwide
                              Balanced    Flexible Bond  Portfolio    Growth    Mid Cap Growth   Growth
                             -----------  ------------- ----------- ----------- -------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $ 1,314,003   $  897,147   $   22,143  $  202,183    $   64,383   $  247,383
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........    (711,569)    (262,344)     (94,370)   (380,270)     (397,530)    (443,665)
   Administrative
     expense................     (61,239)     (20,480)      (6,630)    (34,932)      (34,896)     (41,821)
                             -----------   ----------   ----------  ----------    ----------   ----------
   Net investment
     income (loss)..........     541,195      614,323      (78,857)   (213,019)     (368,043)    (238,103)
                             -----------   ----------   ----------  ----------    ----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  14,817,386    3,778,163    2,869,558   7,532,108     6,898,457    9,737,614
   Cost of investments
     sold...................  11,880,996    3,968,866    2,086,887   7,371,071     6,097,805    8,457,800
                             -----------   ----------   ----------  ----------    ----------   ----------
   Realized gains (losses)
     on fund shares.........   2,936,390     (190,703)     782,671     161,037       800,652    1,279,814
Realized gain distributions.          --           --           --          --       163,032           --
                             -----------   ----------   ----------  ----------    ----------   ----------
   Net realized gains
     (losses)...............   2,936,390     (190,703)     782,671     161,037       963,684    1,279,814
Change in unrealized gains
  (losses)..................   1,167,851      593,955    1,254,258   3,753,481     4,775,354    1,811,825
                             -----------   ----------   ----------  ----------    ----------   ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   4,104,241      403,252    2,036,929   3,914,518     5,739,038    3,091,639
                             -----------   ----------   ----------  ----------    ----------   ----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS........... $ 4,645,436   $1,017,575   $1,958,072  $3,701,499    $5,370,995   $2,853,536
                             ===========   ==========   ==========  ==========    ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                             Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen      Janus Aspen
                                Series           Series           Series           Series           Series           Series
                           (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                             Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
                                                                                   INTECH
                                                                                Risk-Managed                     Small Company
                               Balanced      Foreign Stock   Forty Portfolio   Core Portfolio   Mid Cap Value        Value
                           (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares) (Service Shares)
                           ---------------- ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................    $  283,465       $  220,887       $   13,484       $   30,623       $  819,799       $   80,260
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk.........      (184,727)        (224,569)        (108,236)         (99,746)        (397,121)        (108,844)
   Administrative
     expense..............       (12,562)         (15,980)          (7,419)          (6,742)         (26,968)          (7,536)
                              ----------       ----------       ----------       ----------       ----------       ----------
   Net investment
     income (loss)........        86,176          (19,662)        (102,171)         (75,865)         395,710          (36,120)
                              ----------       ----------       ----------       ----------       ----------       ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales................     2,516,786        5,032,841        1,802,889        1,599,812        4,432,090        2,385,136
   Cost of investments
     sold.................     2,189,835        3,929,318        1,384,244        1,615,069        3,965,124        2,160,919
                              ----------       ----------       ----------       ----------       ----------       ----------
   Realized gains
     (losses) on fund
     shares...............       326,951        1,103,523          418,645          (15,257)         466,966          224,217
Realized gain
  distributions...........            --          368,516               --           63,359          843,325          193,169
                              ----------       ----------       ----------       ----------       ----------       ----------
   Net realized gains
     (losses).............       326,951        1,472,039          418,645           48,102        1,310,291          417,386
Change in unrealized
  gains (losses)..........       603,069          803,846        1,970,823          331,016         (266,055)        (919,926)
                              ----------       ----------       ----------       ----------       ----------       ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..........       930,020        2,275,885        2,389,468          379,118        1,044,236         (502,540)
                              ----------       ----------       ----------       ----------       ----------       ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS..............    $1,016,196       $2,256,223       $2,287,297       $  303,253       $1,439,946       $ (538,660)
                              ==========       ==========       ==========       ==========       ==========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                             Legg Mason         Legg Mason
                               Janus Aspen       Lazard       Lazard          Partners           Partners
                                  Series       Retirement   Retirement        Variable           Variable
                             (Service Shares) Series, Inc. Series, Inc.     Portfolios I       Portfolios I
                               Sub-Account    Sub-Account   Sub-Account     Sub-Account         Sub-Account
                             ---------------- ------------ ------------- ------------------ -------------------

                                                                             Legg Mason         Legg Mason
                                Worldwide                                     Variable           Variable
                                  Growth        Emerging   International      All Cap             All Cap
                             (Service Shares)   Markets       Equity     Portfolio I (b)(c) Portfolio II (c)(d)
                             ---------------- ------------ ------------- ------------------ -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................     $ 18,305      $  149,115    $  69,884      $    30,192         $      948
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........      (46,222)       (190,389)     (39,900)         (47,491)           (13,393)
   Administrative
     expense................       (3,292)        (13,578)      (2,903)          (3,405)              (862)
                                 --------      ----------    ---------      -----------         ----------
   Net investment
     income (loss)..........      (31,209)        (54,852)      27,081          (20,704)           (13,307)
                                 --------      ----------    ---------      -----------         ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......      642,473       5,147,634      706,986       11,196,958          2,867,650
   Cost of investments
     sold...................      459,882       3,291,471      540,765        8,714,749          2,569,059
                                 --------      ----------    ---------      -----------         ----------
   Realized gains (losses)
     on fund shares.........      182,591       1,856,163      166,221        2,482,209            298,591
Realized gain distributions.           --       1,998,443      477,531          523,420            130,343
                                 --------      ----------    ---------      -----------         ----------
   Net realized gains
     (losses)...............      182,591       3,854,606      643,752        3,005,629            428,934
Change in unrealized gains
  (losses)..................       87,697        (159,689)    (413,939)      (2,479,504)          (291,733)
                                 --------      ----------    ---------      -----------         ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............      270,288       3,694,917      229,813          526,125            137,201
                                 --------      ----------    ---------      -----------         ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................     $239,079      $3,640,065    $ 256,894      $   505,421         $  123,894
                                 ========      ==========    =========      ===========         ==========

                                 Legg Mason
                                  Partners
                                  Variable
                                Portfolios I
                                 Sub-Account
                             -------------------
                                 Legg Mason
                                  Variable
                                 Fundamental
                                    Value
                             Portfolio (b)(d)(e)
                             -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................     $   143,774
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........        (120,147)
   Administrative
     expense................          (8,426)
                                 -----------
   Net investment
     income (loss)..........          15,201
                                 -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......       1,801,185
   Cost of investments
     sold...................       1,836,845
                                 -----------
   Realized gains (losses)
     on fund shares.........         (35,660)
Realized gain distributions.         562,665
                                 -----------
   Net realized gains
     (losses)...............         527,005
Change in unrealized gains
  (losses)..................      (1,161,304)
                                 -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............        (634,299)
                                 -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................     $  (619,098)
                                 ===========

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                 Legg Mason      Legg Mason        Legg Mason          MFS         MFS         MFS
                                  Partners        Partners          Partners        Variable    Variable    Variable
                                  Variable        Variable          Variable        Insurance   Insurance   Insurance
                                Portfolios I    Portfolios I      Portfolios I        Trust       Trust       Trust
                                 Sub-Account     Sub-Account       Sub-Account     Sub-Account Sub-Account Sub-Account
                               --------------- --------------- ------------------- ----------- ----------- -----------
                                 Legg Mason      Legg Mason        Legg Mason
                               Variable Global    Variable          Variable           MFS         MFS
                                 High Yield       Investors         Investors       Emerging    Investors    MFS New
                                   Bond II     Portfolio I (f) Portfolio II (c)(f)   Growth       Trust     Discovery
                               --------------- --------------- ------------------- ----------- ----------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends.....................   $ 2,062,606     $  212,529        $       --      $       --  $   45,735  $       --
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk.............      (457,405)      (242,504)          (14,924)        (92,858)    (74,891)   (174,603)
   Administrative expense.....       (31,072)       (17,312)           (1,006)         (6,497)     (5,389)    (11,981)
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Net investment
     income (loss)............     1,574,129        (47,287)          (15,930)        (99,355)    (34,545)   (186,584)
                                 -----------     ----------        ----------      ----------  ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales........     5,145,426      3,473,900         3,408,420       1,499,867   1,597,147   2,273,638
   Cost of investments
     sold.....................     5,143,951      2,836,576         2,812,338       1,370,612   1,247,694   1,839,335
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Realized gains (losses) on
     fund shares..............         1,475        637,324           596,082         129,255     349,453     434,303
Realized gain distributions...       140,384        455,023                --              --      46,388     860,596
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Net realized gains
     (losses).................       141,859      1,092,347           596,082         129,255     395,841   1,294,899
Change in unrealized gains
  (losses)....................    (2,296,464)      (722,435)         (425,778)      1,109,171      99,546    (924,481)
                                 -----------     ----------        ----------      ----------  ----------  ----------
   Net realized and
     unrealized gains
     (losses) on
     investments..............    (2,154,605)       369,912           170,304       1,238,426     495,387     370,418
                                 -----------     ----------        ----------      ----------  ----------  ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS..................   $  (580,476)    $  322,625        $  154,374      $1,139,071  $  460,842  $  183,834
                                 ===========     ==========        ==========      ==========  ==========  ==========

--------
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                            MFS             MFS             MFS             MFS
                                 MFS         MFS         Variable        Variable        Variable        Variable
                              Variable     Variable      Insurance       Insurance       Insurance       Insurance
                              Insurance   Insurance        Trust           Trust           Trust           Trust
                                Trust       Trust     (Service Class) (Service Class) (Service Class) (Service Class)
                             Sub-Account Sub-Account    Sub-Account     Sub-Account     Sub-Account     Sub-Account
                             ----------- ------------ --------------- --------------- --------------- ---------------
                                                                            MFS
                                                            MFS          Investor           MFS             MFS
                                 MFS         MFS        High Income    Growth Stock   Investors Trust  New Discovery
                              Research   Total Return (Service Class) (Service Class) (Service Class) (Service Class)
                             ----------- ------------ --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $ 25,709   $   878,031    $  774,035      $   14,579       $ 17,804       $       --
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........   (49,037)     (467,400)     (166,598)       (251,158)       (45,476)        (118,617)
   Administrative
     expense................    (3,621)      (33,946)      (11,286)        (17,269)        (3,002)          (8,241)
                              --------   -----------    ----------      ----------       --------       ----------
   Net investment
     income (loss)..........   (26,949)      376,685       596,151        (253,848)       (30,674)        (126,858)
                              --------   -----------    ----------      ----------       --------       ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   919,072     7,327,346     3,049,549       2,960,417        465,548        1,957,563
   Cost of investments
     sold...................   780,108     6,455,085     3,070,822       2,573,986        376,330        1,598,902
                              --------   -----------    ----------      ----------       --------       ----------
   Realized gains (losses)
     on fund shares.........   138,964       872,261       (21,273)        386,431         89,218          358,661
Realized gain distributions.        --       839,502            --              --         25,847          595,485
                              --------   -----------    ----------      ----------       --------       ----------
   Net realized gains
     (losses)...............   138,964     1,711,763       (21,273)        386,431        115,065          954,146
Change in unrealized gains
  (losses)..................   290,662    (1,136,599)     (587,727)      1,410,676        154,143         (712,224)
                              --------   -----------    ----------      ----------       --------       ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............   429,626       575,164      (609,000)      1,797,107        269,208          241,922
                              --------   -----------    ----------      ----------       --------       ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................  $402,677   $   951,849    $  (12,849)     $1,543,259       $238,534       $  115,064
                              ========   ===========    ==========      ==========       ========       ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                  MFS             MFS             MFS         Oppenheimer    Oppenheimer    Oppenheimer
                               Variable        Variable        Variable        Variable        Variable       Variable
                               Insurance       Insurance       Insurance     Account Funds  Account Funds  Account Funds
                                 Trust           Trust           Trust      (Service Class  (Service Class (Service Class
                            (Service Class) (Service Class) (Service Class)     ("SC"))        ("SC"))        ("SC"))
                              Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account    Sub-Account
                            --------------- --------------- --------------- --------------- -------------- --------------
                                                                                             Oppenheimer
                                  MFS             MFS             MFS         Oppenheimer    Main Street    Oppenheimer
                             Total Return      Utilities         Value          Global        Small Cap        MidCap
                            (Service Class) (Service Class) (Service Class) Securities (SC)  Growth (SC)     Fund (SC)
                            --------------- --------------- --------------- --------------- -------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $  507,392      $   81,058      $   74,946      $  265,105     $   107,296     $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (316,492)       (140,940)       (129,304)       (337,265)       (906,533)       (54,515)
   Administrative
     expense...............      (21,198)        (10,029)         (8,847)        (22,537)        (63,306)        (3,652)
                              ----------      ----------      ----------      ----------     -----------     ----------
   Net investment
     income (loss).........      169,702         (69,911)        (63,205)        (94,697)       (862,543)       (58,167)
                              ----------      ----------      ----------      ----------     -----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    3,458,379       2,355,373       2,292,934       3,993,338      18,490,141      1,089,736
   Cost of investments
     sold..................    3,259,842       1,630,820       2,003,229       3,348,404      14,879,686      1,011,121
                              ----------      ----------      ----------      ----------     -----------     ----------
   Realized gains (losses)
     on fund shares........      198,537         724,553         289,705         644,934       3,610,455         78,615
Realized gain
  distributions............      528,896         695,959         150,330       1,108,673       2,320,531             --
                              ----------      ----------      ----------      ----------     -----------     ----------
   Net realized gains
     (losses)..............      727,433       1,420,512         440,035       1,753,607       5,930,986         78,615
Change in unrealized gains
  (losses).................     (392,546)        854,137          64,135        (645,819)     (5,994,653)       152,072
                              ----------      ----------      ----------      ----------     -----------     ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........      334,887       2,274,649         504,170       1,107,788         (63,667)       230,687
                              ----------      ----------      ----------      ----------     -----------     ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............   $  504,589      $2,204,738      $  440,965      $1,013,091     $  (926,210)    $  172,520
                              ==========      ==========      ==========      ==========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                               PIMCO        PIMCO        PIMCO       PIMCO
                            Panorama Series  Advisors     Advisors     Advisors    Advisors       PIMCO
                              Fund, Inc.     Variable     Variable     Variable    Variable     Variable
                            (Service Class   Insurance    Insurance    Insurance   Insurance    Insurance
                                ("SC"))        Trust        Trust        Trust       Trust        Trust
                              Sub-Account   Sub-Account  Sub-Account  Sub-Account Sub-Account  Sub-Account
                            --------------- -----------  -----------  ----------- -----------  -----------
                              Oppenheimer
                             International     OpCap        OpCap        OpCap       OpCap       Foreign
                              Growth (SC)    Balanced      Equity     Renaissance  Small Cap      Bond
                            --------------- -----------  -----------  ----------- -----------  -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $   31,003    $   357,000  $    43,678  $   50,223  $        --  $  941,960
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........      (62,105)      (373,316)     (96,548)   (103,488)    (304,393)   (401,453)
   Administrative
     expense...............       (5,535)       (26,723)      (7,103)     (7,067)     (22,106)    (28,637)
                              ----------    -----------  -----------  ----------  -----------  ----------
   Net investment
     income (loss).........      (36,637)       (43,039)     (59,973)    (60,332)    (326,499)    511,870
                              ----------    -----------  -----------  ----------  -----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....    1,161,914      5,442,411    1,213,792   2,295,820    5,421,789   6,761,908
   Cost of investments
     sold..................      764,057      5,021,217    1,028,780   2,123,356    5,002,105   6,868,969
                              ----------    -----------  -----------  ----------  -----------  ----------
   Realized gains (losses)
     on fund shares........      397,857        421,194      185,012     172,464      419,684    (107,061)
Realized gain
  distributions............           --      1,792,655    1,117,178     645,133    4,776,446          --
                              ----------    -----------  -----------  ----------  -----------  ----------
   Net realized gains
     (losses)..............      397,857      2,213,849    1,302,190     817,597    5,196,130    (107,061)
Change in unrealized gains
  (losses).................      116,767     (3,521,737)  (1,048,753)   (409,782)  (4,952,234)    158,449
                              ----------    -----------  -----------  ----------  -----------  ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........      514,624     (1,307,888)     253,437     407,815      243,896      51,388
                              ----------    -----------  -----------  ----------  -----------  ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS...............   $  477,987    $(1,350,927) $   193,464  $  347,483  $   (82,603) $  563,258
                              ==========    ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                PIMCO        PIMCO       PIMCO         PIMCO
                              Variable     Variable     Variable     Variable      Putnam       Putnam
                              Insurance    Insurance   Insurance     Insurance    Variable     Variable
                                Trust        Trust       Trust         Trust        Trust        Trust
                             Sub-Account  Sub-Account Sub-Account   Sub-Account  Sub-Account  Sub-Account
                             -----------  ----------- ------------ ------------- ----------- -------------
                                                                   StocksPLUS(R)                  VT
                                                                    Growth and               International
                                Money        PIMCO       PIMCO        Income         VT       Growth and
                               Market     Real Return Total Return   Portfolio   High Yield     Income
                             -----------  ----------- ------------ ------------- ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends................... $ 2,155,856  $1,621,264  $ 5,126,697   $  561,487   $  799,817   $   254,669
Charges from Lincoln Benefit
  Life Company:
   Mortality and
     expense risk...........    (664,523)   (510,767)  (1,515,545)    (104,515)    (141,194)     (208,658)
   Administrative
     expense................     (45,700)    (34,923)    (109,612)      (7,584)     (10,004)      (15,771)
                             -----------  ----------  -----------   ----------   ----------   -----------
   Net investment
     income (loss)..........   1,445,633   1,075,574    3,501,540      449,388      648,619        30,240
                             -----------  ----------  -----------   ----------   ----------   -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......  29,502,995   7,794,606   23,887,888    1,635,568    2,685,759     5,026,415
   Cost of investments
     sold...................  29,502,995   8,108,166   24,246,311    1,332,736    2,665,382     4,404,296
                             -----------  ----------  -----------   ----------   ----------   -----------
   Realized gains (losses)
     on fund shares.........          --    (313,560)    (358,423)     302,832       20,377       622,119
Realized gain distributions.          --      81,609           --           --           --     2,632,308
                             -----------  ----------  -----------   ----------   ----------   -----------
   Net realized gains
     (losses)...............          --    (231,951)    (358,423)     302,832       20,377     3,254,427
Change in unrealized gains
  (losses)..................          --   2,133,932    4,074,172     (359,132)    (518,614)   (2,542,784)
                             -----------  ----------  -----------   ----------   ----------   -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............          --   1,901,981    3,715,749      (56,300)    (498,237)      711,643
                             -----------  ----------  -----------   ----------   ----------   -----------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS........... $ 1,445,633  $2,977,555  $ 7,217,289   $  393,088   $  150,382   $   741,883
                             ===========  ==========  ===========   ==========   ==========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                               Rydex       Rydex       STI Classic     STI Classic   STI Classic  T. Rowe Price
                             Variable     Variable       Variable       Variable      Variable       Equity
                               Trust       Trust          Trust           Trust         Trust     Series, Inc.
                            Sub-Account Sub-Account    Sub-Account     Sub-Account   Sub-Account   Sub-Account
                            ----------- ------------ ---------------- ------------- ------------- -------------
                                                       STI Classic         STI
                                        Rydex Sector    Large Cap     International STI Large Cap T. Rowe Price
                             Rydex OTC    Rotation   Growth Stock (g)    Equity     Value Equity  Equity Income
                            ----------- ------------ ---------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  1,635    $       --      $  8,826       $    518     $   82,475    $   661,564
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........   (35,123)      (70,248)      (28,049)          (443)       (77,321)      (559,733)
   Administrative
     expense...............    (2,438)       (4,783)       (2,031)           (36)        (5,424)       (39,799)
                             --------    ----------      --------       --------     ----------    -----------
   Net investment
     income (loss).........   (35,926)      (75,031)      (21,254)            39           (270)        62,032
                             --------    ----------      --------       --------     ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   813,040     1,176,584       380,133        129,870      3,801,047      9,807,290
   Cost of investments
     sold..................   592,731     1,024,706       337,918         79,106      3,125,873      7,847,070
                             --------    ----------      --------       --------     ----------    -----------
   Realized gains (losses)
     on fund shares........   220,309       151,878        42,215         50,764        675,174      1,960,220
Realized gain
  distributions............        --       377,724       111,316         10,403             --      2,170,209
                             --------    ----------      --------       --------     ----------    -----------
   Net realized gains
     (losses)..............   220,309       529,602       153,531         61,167        675,174      4,130,429
Change in unrealized gains
  (losses).................   179,737       429,578       127,219        (53,119)      (476,095)    (3,321,020)
                             --------    ----------      --------       --------     ----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   400,046       959,180       280,750          8,048        199,079        809,409
                             --------    ----------      --------       --------     ----------    -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...............  $364,120    $  884,149      $259,496       $  8,087     $  198,809    $   871,441
                             ========    ==========      ========       ========     ==========    ===========

--------
(g)Previously known as STI Capital Appreciation.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                            T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price The Universal
                               Equity        Equity         Equity          Equity      International Institutional
                            Series, Inc.  Series, Inc.  Series, Inc. II Series, Inc. II Series, Inc.   Funds, Inc.
                             Sub-Account   Sub-Account    Sub-Account     Sub-Account    Sub-Account   Sub-Account
                            ------------- ------------- --------------- --------------- ------------- -------------
                            T. Rowe Price T. Rowe Price  T. Rowe Price   T. Rowe Price  T. Rowe Price  Van Kampen
                               Mid-Cap     New America     Blue Chip        Equity      International  UIF Equity
                               Growth        Growth        Growth II       Income II        Stock        Growth
                            ------------- ------------- --------------- --------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $   53,395    $       --     $   29,023      $   907,307    $  140,273    $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........    (381,572)      (73,477)      (513,379)        (916,180)     (145,053)     (405,923)
   Administrative
     expense...............     (26,872)       (5,305)       (35,030)         (62,299)      (10,326)      (29,089)
                             ----------    ----------     ----------      -----------    ----------    ----------
   Net investment
     income (loss).........    (355,049)      (78,782)      (519,386)         (71,172)      (15,106)     (435,012)
                             ----------    ----------     ----------      -----------    ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   6,467,521     1,280,475      5,608,831        9,470,232     2,089,222     6,944,765
   Cost of investments
     sold..................   4,595,071     1,016,570      4,619,115        8,321,724     1,437,245     4,886,877
                             ----------    ----------     ----------      -----------    ----------    ----------
   Realized gains (losses)
     on fund shares........   1,872,450       263,905        989,716        1,148,508       651,977     2,057,888
Realized gain
  distributions............   2,643,041       498,151             --        3,522,108     1,127,197            --
                             ----------    ----------     ----------      -----------    ----------    ----------
   Net realized gains
     (losses)..............   4,515,491       762,056        989,716        4,670,616     1,779,174     2,057,888
Change in unrealized gains
  (losses).................    (171,832)      (79,500)     3,141,418       (3,614,018)     (661,125)    3,670,268
                             ----------    ----------     ----------      -----------    ----------    ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........   4,343,659       682,556      4,131,134        1,056,598     1,118,049     5,728,156
                             ----------    ----------     ----------      -----------    ----------    ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS...............  $3,988,610    $  603,774     $3,611,748      $   985,426    $1,102,943    $5,293,144
                             ==========    ==========     ==========      ===========    ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                      The Universal The Universal   Van Eck
                            The Universal The Universal The Universal Institutional Institutional  Worldwide
                            Institutional Institutional Institutional  Funds, Inc.   Funds, Inc.   Insurance
                             Funds, Inc.   Funds, Inc.   Funds, Inc.   (Class II)    (Class II)      Trust
                             Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account  Sub-Account
                            ------------- ------------- ------------- ------------- ------------- -----------
                                                                       Van Kampen    Van Kampen     Van Eck
                             Van Kampen    Van Kampen    Van Kampen    UIF Equity   UIF U.S. Real  Worldwide
                                 UIF       UIF Mid Cap    UIF U.S.       Growth        Estate      Absolute
                             High Yield      Growth     Mid Cap Value  (Class II)    (Class II)     Return
                            ------------- ------------- ------------- ------------- ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................  $  535,570    $       --    $   322,190   $       --   $    408,636   $ 17,160
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........     (86,798)     (106,531)      (701,090)     (61,131)      (666,521)   (35,004)
   Administrative
     expense...............      (6,288)       (7,795)       (51,141)      (4,159)       (44,460)    (2,348)
                             ----------    ----------    -----------   ----------   ------------   --------
   Net investment
     income (loss).........     442,484      (114,326)      (430,041)     (65,290)      (302,345)   (20,192)
                             ----------    ----------    -----------   ----------   ------------   --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....   1,154,702     2,389,439     14,142,731    1,398,677     18,498,872    469,976
   Cost of investments
     sold..................     628,909     1,758,367     11,629,352    1,078,310     15,465,175    437,538
                             ----------    ----------    -----------   ----------   ------------   --------
   Realized gains (losses)
     on fund shares........     525,793       631,072      2,513,379      320,367      3,033,697     32,438
Realized gain
  distributions............          --       373,202      4,988,835           --      3,792,737     58,987
                             ----------    ----------    -----------   ----------   ------------   --------
   Net realized gains
     (losses)..............     525,793     1,004,274      7,502,214      320,367      6,826,434     91,425
Change in unrealized gains
  (losses).................    (811,042)      567,053     (3,815,806)     490,629    (14,285,578)    (9,343)
                             ----------    ----------    -----------   ----------   ------------   --------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    (285,249)    1,571,327      3,686,408      810,996     (7,459,144)    82,082
                             ----------    ----------    -----------   ----------   ------------   --------
INCREASE (DECREASE)
  IN NET ASSETS
  FROM OPERATIONS..........  $  157,235    $1,457,001    $ 3,256,367   $  745,706   $ (7,761,489)  $ 61,890
                             ==========    ==========    ===========   ==========   ============   ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                              Van Eck     Van Eck     Van Kampen      Van Kampen      Van Kampen
                             Worldwide   Worldwide  Life Investment Life Investment Life Investment
                             Insurance   Insurance       Trust           Trust           Trust       Wells Fargo
                               Trust       Trust      (Class II)      (Class II)      (Class II)    Variable Trust
                            Sub-Account Sub-Account   Sub-Account     Sub-Account     Sub-Account    Sub-Account
                            ----------- ----------- --------------- --------------- --------------- --------------
                              Van Eck
                             Worldwide              LIT Aggressive        LIT         LIT Growth     Wells Fargo
                             Emerging      Hard         Growth        Government      and Income     VT Advantage
                              Markets     Assets      (Class II)      (Class II)      (Class II)      Discovery
                            ----------- ----------- --------------- --------------- --------------- --------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................. $   61,299  $   20,182    $       --      $  412,292      $ 1,070,471     $       --
Charges from Lincoln
  Benefit Life Company:
   Mortality and
     expense risk..........   (215,976)   (272,963)     (153,012)       (139,876)      (1,084,744)      (117,516)
   Administrative
     expense...............    (14,459)    (18,059)      (10,789)         (9,473)         (76,806)        (8,329)
                            ----------  ----------    ----------      ----------      -----------     ----------
   Net investment
     income (loss).........   (169,136)   (270,840)     (163,801)        262,943          (91,079)      (125,845)
                            ----------  ----------    ----------      ----------      -----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.....  9,899,888   8,145,682     2,880,600       1,751,554       17,281,948      2,425,934
   Cost of investments
     sold..................  8,766,678   6,921,417     2,511,210       1,764,116       14,806,848      1,731,111
                            ----------  ----------    ----------      ----------      -----------     ----------
   Realized gains (losses)
     on fund shares........  1,133,210   1,224,265       369,390         (12,562)       2,475,100        694,823
Realized gain
  distributions............  2,421,318   1,968,852       735,354              --        2,882,946             --
                            ----------  ----------    ----------      ----------      -----------     ----------
   Net realized gains
     (losses)..............  3,554,528   3,193,117     1,104,744         (12,562)       5,358,046        694,823
Change in unrealized gains
  (losses).................    611,751   3,238,635       614,488         243,386       (4,356,162)       922,533
                            ----------  ----------    ----------      ----------      -----------     ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........  4,166,279   6,431,752     1,719,232         230,824        1,001,884      1,617,356
                            ----------  ----------    ----------      ----------      -----------     ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS............... $3,997,143  $6,160,912    $1,555,431      $  493,767      $   910,805     $1,491,511
                            ==========  ==========    ==========      ==========      ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 2007
--------------------------------------------------------------------------------

                                                                 Wells Fargo
                                                                Variable Trust
                                                                 Sub-Account
                                                                --------------
                                                                 Wells Fargo
                                                                 VT Advantage
                                                                 Opportunity
                                                                --------------
  NET INVESTMENT INCOME (LOSS)
  Dividends....................................................  $    97,620
  Charges from Lincoln Benefit Life Company:
     Mortality and expense risk................................     (233,261)
     Administrative expense....................................      (16,365)
                                                                 -----------
     Net investment income (loss)..............................     (152,006)
                                                                 -----------
  NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) on fund shares:
     Proceeds from sales.......................................    3,145,576
     Cost of investments sold..................................    2,901,607
                                                                 -----------
     Realized gains (losses) on fund shares....................      243,969
  Realized gain distributions..................................    2,287,640
                                                                 -----------
     Net realized gains (losses)...............................    2,531,609
  Change in unrealized gains (losses)..........................   (1,542,920)
                                                                 -----------
     Net realized and unrealized gains (losses) on investments.      988,689
                                                                 -----------
  INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS............................................  $   836,683
                                                                 ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                    AIM Variable             AIM Variable      AIM Variable
                                                      Insurance               Insurance         Insurance
                                                        Funds                   Funds             Funds
                                                     Sub-Account             Sub-Account       Sub-Account
                                              ------------------------  ---------------------  ------------
                                                                              AIM V. I.         AIM V. I.
                                                      AIM V. I.                Capital         Demographic
                                                     Basic Value             Appreciation         Trends
                                              ------------------------  ---------------------  ------------
                                                  2007         2006        2007    2006 (h)(i)   2006 (h)
                                              -----------  -----------  ---------  ----------- ------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)................. $  (247,560) $  (295,660) $ (15,231)  $ (1,960)  $   (14,760)
Net realized gains (losses)..................   2,582,389    1,830,544     20,654      2,944       285,478
Change in unrealized gains (losses)..........  (2,291,321)   1,332,959     88,567     32,122      (236,355)
                                              -----------  -----------  ---------   --------   -----------
Increase (decrease) in net assets
  from operations............................      43,508    2,867,843     93,990     33,106        34,363
                                              -----------  -----------  ---------   --------   -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits.....................................     242,894      451,586      2,484        528         2,023
Benefit payments.............................     (59,880)    (379,700)    (1,776)      (280)       (4,156)
Payments on termination......................  (3,247,165)  (2,068,831)   (88,215)   (23,970)      (72,663)
Loans--net...................................        (179)         (53)        --         --            --
Contract maintenance charge..................      (7,417)      (8,182)        --         --            --
Transfers among the sub-accounts and with the
  Fixed Account--net.........................  (1,241,781)     492,870    (98,765)   983,136    (1,162,794)
                                              -----------  -----------  ---------   --------   -----------
Increase (decrease) in net assets from
  contract transactions......................  (4,313,528)  (1,512,310)  (186,272)   959,414    (1,237,590)
                                              -----------  -----------  ---------   --------   -----------
Increase (decrease) in amounts retained in
  Allstate Financial Advisors
  Separate Account I.........................          --           --         --         --            --
                                              -----------  -----------  ---------   --------   -----------
INCREASE (DECREASE) IN
  NET ASSETS.................................  (4,270,020)   1,355,533    (92,282)   992,520    (1,203,227)
NET ASSETS AT BEGINNING
  OF PERIOD..................................  26,968,452   25,612,919    992,520         --     1,203,227
                                              -----------  -----------  ---------   --------   -----------
NET ASSETS AT END OF PERIOD.................. $22,698,432  $26,968,452  $ 900,238   $992,520   $        --
                                              ===========  ===========  =========   ========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period...............................   2,149,789    2,276,275     96,217         --       122,557
       Units issued..........................     337,910      394,298      6,262    105,151         5,115
       Units redeemed........................    (678,794)    (520,784)   (23,310)    (8,934)     (127,672)
                                              -----------  -----------  ---------   --------   -----------
   Units outstanding at end of period........   1,808,905    2,149,789     79,169     96,217            --
                                              ===========  ===========  =========   ========   ===========

--------
(h)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation.
(i)For the period beginning November 3, 2006 and ended December 31, 2006.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                             AIM Variable             AIM Variable            AIM Variable
                                               Insurance                Insurance               Insurance
                                            Funds Series II          Funds Series II         Funds Series II
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                                                        AIM V. I.
                                               AIM V. I.                 Capital             AIM V. I. Core
                                            Basic Value II           Appreciation II            Equity II
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007      2006 (j)      2007     2006 (l)(k)
                                       -----------  -----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (172,570) $  (186,892) $  (57,900) $  (44,897) $  (48,358) $  (13,768)
Net realized gains (losses)...........   1,154,424      777,670     109,654      72,310     172,535      27,980
Change in unrealized gains (losses)...    (961,523)     797,443     292,970     112,526     333,074     573,539
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.....................      20,331    1,388,221     344,724     139,939     457,251     587,751
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     202,885    2,392,644      83,210     336,079     325,785   4,201,781
Benefit payments......................    (128,384)     (31,806)     (9,300)         --      (6,467)     (1,488)
Payments on termination...............  (1,043,450)  (1,111,231)   (276,359)   (405,712)   (405,773)   (174,565)
Loans--net............................          --           --        (147)        (85)         (8)         --
Contract maintenance charge...........     (31,315)     (27,850)     (3,222)     (2,401)    (16,559)     (1,132)
Transfers among the sub-accounts and
  with the Fixed Account--net.........  (1,400,659)     280,966    (156,848)    897,659     421,367   2,486,848
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (2,400,923)   1,502,723    (362,666)    825,540     318,345   6,511,444
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................  (2,380,592)   2,890,944     (17,942)    965,479     775,596   7,099,195
NET ASSETS AT BEGINNING
  OF PERIOD...........................  14,093,705   11,202,761   3,521,196   2,555,717   7,099,195          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $11,713,113  $14,093,705  $3,503,254  $3,521,196  $7,874,791  $7,099,195
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   1,139,221    1,007,130     307,073     232,707     658,248          --
       Units issued...................      82,401      308,960      26,602     136,468     197,920     728,270
       Units redeemed.................    (272,801)    (176,869)    (55,823)    (62,102)   (168,588)    (70,022)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................     948,821    1,139,221     277,852     307,073     687,580     658,248
                                       ===========  ===========  ==========  ==========  ==========  ==========

--------
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(k)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II.
(l)For the period beginning May 1, 2006 and ended December 31, 2006.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                   AIM Variable         AIM Variable          AIM Variable
                                     Insurance            Insurance             Insurance             The Alger
                                  Funds Series II      Funds Series II       Funds Series II        American Fund
                                    Sub-Account          Sub-Account           Sub-Account           Sub-Account
                                  --------------- ------------------------  ----------------- ------------------------
                                     AIM V. I.          AIM V. I. Mid
                                    Demographic           Cap Core              AIM V. I.
                                     Trends II            Equity II         Premier Equity II       Alger Growth
                                  --------------- ------------------------  ----------------- ------------------------
                                     2006 (j)         2007         2006         2006 (k)          2007         2006
                                  --------------- -----------  -----------  ----------------- -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss).....    $ (10,797)   $  (269,138) $   (95,610)    $     3,447    $  (197,838) $  (258,937)
Net realized gains (losses)......       96,310        461,710    1,731,236         174,763        442,681     (395,874)
Change in unrealized
  gains (losses).................      (64,101)     1,092,170     (310,298)       (102,474)     2,652,878    1,223,738
                                     ---------    -----------  -----------     -----------    -----------  -----------
Increase (decrease) in net assets
  from operations................       21,412      1,284,742    1,325,328          75,736      2,897,721      568,927
                                     ---------    -----------  -----------     -----------    -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      222,755        345,610    4,728,556         103,878        290,738      505,234
Benefit payments.................           --       (126,170)     (18,673)         (4,114)      (150,692)    (213,577)
Payments on termination..........      (50,666)    (1,117,863)    (880,116)       (113,842)    (2,963,629)  (3,102,870)
Loans--net.......................          (17)           (23)         (23)             --           (533)        (511)
Contract maintenance charge......         (906)       (47,214)     (32,596)           (177)       (11,618)     (13,609)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............     (891,956)      (165,708)     996,355      (1,594,465)    (1,023,023)  (2,243,318)
                                     ---------    -----------  -----------     -----------    -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....     (720,790)    (1,111,368)   4,793,503      (1,608,720)    (3,858,757)  (5,068,651)
                                     ---------    -----------  -----------     -----------    -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................           --             --           --              --             --           --
                                     ---------    -----------  -----------     -----------    -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................     (699,378)       173,374    6,118,831      (1,532,984)      (961,036)  (4,499,724)
NET ASSETS AT BEGINNING
  OF PERIOD......................      699,378     16,754,211   10,635,380       1,532,984     17,537,732   22,037,456
                                     ---------    -----------  -----------     -----------    -----------  -----------
NET ASSETS AT END OF
  PERIOD.........................    $      --    $16,927,585  $16,754,211     $        --    $16,576,696  $17,537,732
                                     =========    ===========  ===========     ===========    ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........       65,210      1,324,270      918,729         144,198      1,696,994    2,162,148
      Units issued...............       33,371        177,142      560,766          13,161        150,065      224,525
      Units redeemed.............      (98,581)      (257,609)    (155,225)       (157,359)      (463,839)    (689,679)
                                     ---------    -----------  -----------     -----------    -----------  -----------
   Units outstanding at end
     of period...................           --      1,243,803    1,324,270              --      1,383,220    1,696,994
                                     =========    ===========  ===========     ===========    ===========  ===========

--------
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(k)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          The Alger                 The Alger                 The Alger
                                        American Fund             American Fund             American Fund
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                                                      Alger
                                        Alger Income                Leveraged               Alger MidCap
                                          & Growth                   AllCap                    Growth
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (110,838) $   (25,969) $  (344,626) $  (281,446) $  (550,615) $  (544,785)
Net realized gains (losses)......     375,016     (345,536)   1,413,691      440,003    5,960,858    5,757,146
Change in unrealized
  gains (losses).................   1,135,528    1,613,094    5,052,423    2,884,575    3,949,972   (2,528,733)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   1,399,706    1,241,589    6,121,488    3,043,132    9,360,215    2,683,628
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     190,715      227,359      378,304      410,483      630,959      943,440
Benefit payments.................    (152,569)    (224,713)    (195,369)    (142,834)    (395,037)    (164,894)
Payments on termination..........  (3,321,056)  (3,155,277)  (2,728,642)  (2,042,551)  (5,090,161)  (4,932,983)
Loans--net.......................        (129)        (115)        (631)        (578)        (775)        (951)
Contract maintenance charge......      (9,167)     (10,673)     (16,158)     (16,285)     (21,099)     (23,297)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............    (873,858)  (1,567,459)   1,772,795      490,300     (905,880)  (2,943,690)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (4,166,064)  (4,730,878)    (789,701)  (1,301,465)  (5,781,993)  (7,122,375)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (2,766,358)  (3,489,289)   5,331,787    1,741,667    3,578,222   (4,438,747)
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  17,599,323   21,088,612   19,984,017   18,242,350   34,151,401   38,590,148
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $14,832,965  $17,599,323  $25,315,804  $19,984,017  $37,729,623  $34,151,401
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,516,659    1,910,237    1,666,978    1,732,475    2,206,448    2,640,726
       Units issued..............      80,622      109,032      342,366      261,230      282,476      302,432
       Units redeemed............    (384,557)    (502,610)    (367,891)    (326,727)    (582,090)    (736,710)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,212,724    1,516,659    1,641,453    1,666,978    1,906,834    2,206,448
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                    The Alger                The Alger
                                          The Alger               American Fund            American Fund
                                        American Fund             (Series - S)              (Series - S)
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  -----------------------
                                                                                          Alger Leveraged
                                         Alger Small              Alger Growth                 AllCap
                                       Capitalization             (Series - S)              (Series - S)
                                  ------------------------  ------------------------  -----------------------
                                      2007         2006         2007         2006         2007        2006
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (272,687) $  (250,123) $  (212,961) $  (216,808) $  (106,604) $  (67,741)
Net realized gains (losses)......   1,856,967    2,014,285      742,670      402,421      879,780     132,032
Change in unrealized
  gains (losses).................     943,818      881,019    1,933,882      284,148      929,370     616,425
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations................   2,528,098    2,645,181    2,463,591      469,761    1,702,546     680,716
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     337,117      370,189      231,223    1,101,023      108,462   1,601,583
Benefit payments.................     (52,854)     (65,319)     (50,775)     (51,867)     (32,359)     (2,105)
Payments on termination..........  (2,355,482)  (2,142,692)  (1,721,366)    (996,834)  (1,055,709)   (500,937)
Loans--net.......................        (241)        (235)         (52)         (36)         (23)        (24)
Contract maintenance charge......      (9,364)      (9,967)      (7,737)      (7,538)      (3,689)     (3,130)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   1,299,237     (675,037)    (230,890)    (131,924)   1,386,210     653,252
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions.....    (781,587)  (2,523,061)  (1,779,597)     (87,176)     402,892   1,748,639
                                  -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --           --          --
                                  -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   1,746,511      122,120      683,994      382,585    2,105,438   2,429,355
NET ASSETS AT BEGINNING
  OF PERIOD......................  16,242,774   16,120,654   14,603,900   14,221,315    5,364,877   2,935,522
                                  -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $17,989,285  $16,242,774  $15,287,894  $14,603,900  $ 7,470,315  $5,364,877
                                  ===========  ===========  ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,481,769    1,711,748    1,159,901    1,161,453      399,751     256,230
       Units issued..............     420,307      723,759      101,841      307,304      629,978     251,460
       Units redeemed............    (487,765)    (953,738)    (233,925)    (308,856)    (605,269)   (107,939)
                                  -----------  -----------  -----------  -----------  -----------  ----------
   Units outstanding at end
     of period...................   1,414,311    1,481,769    1,027,817    1,159,901      424,460     399,751
                                  ===========  ===========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                     DWS Investments         DWS Investments
                                               The Alger                Variable                Variable
                                             American Fund              Insurance               Insurance
                                             (Series - S)              Trust Funds             Trust Funds
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                             Alger MidCap                DWS VIP
                                                Growth                 Equity 500             DWS VIP Small
                                             (Series - S)                Index B               Cap Index B
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007        2006        2007        2006
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (256,342) $  (199,189) $  (13,962) $  (24,221) $  (14,918) $  (16,291)
Net realized gains (losses)...........   2,439,030    1,712,000     166,299      70,734     119,290      83,230
Change in unrealized
  gains (losses)......................   1,903,691     (432,948)     (3,454)    457,475    (164,968)    136,874
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................   4,086,379    1,079,863     148,883     503,988     (60,596)    203,813
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     381,170    3,996,906       3,707       3,177         363       8,715
Benefit payments......................     (83,590)     (75,564)         --          --          --          --
Payments on termination...............  (1,247,821)    (685,956)   (583,837)   (246,734)   (109,538)    (98,248)
Loans--net............................          (4)          (2)         --          --          --          --
Contract maintenance charge...........     (15,682)     (10,303)         --          --          --          --
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................    (451,364)    (176,077)    482,133     273,159     147,312      96,402
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (1,417,291)   3,049,004     (97,997)     29,602      38,137       6,869
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................   2,669,088    4,128,867      50,886     533,590     (22,459)    210,682
NET ASSETS AT BEGINNING
  OF PERIOD...........................  14,499,414   10,370,547   4,332,546   3,798,956   1,543,905   1,333,223
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $17,168,502  $14,499,414  $4,383,432  $4,332,546  $1,521,446  $1,543,905
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   1,172,642      907,419     282,345     280,968      81,496      81,226
       Units issued...................     153,404      538,365      37,050      30,482       9,910       6,977
       Units redeemed.................    (251,429)    (273,142)    (42,968)    (29,105)     (8,024)     (6,707)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................   1,074,617    1,172,642     276,427     282,345      83,382      81,496
                                       ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        DWS Variable              DWS Variable             DWS Variable
                                          Series I                  Series I                 Series I
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  ----------------------
                                                                     DWS VIP                  DWS VIP
                                           DWS VIP                   Global                 Growth and
                                           Bond A                 Opportunities              Income A
                                  ------------------------  ------------------------  ----------------------
                                      2007         2006         2007         2006        2007        2006
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   477,361  $   389,638  $   (45,656) $   (75,746) $   (7,466) $  (15,600)
Net realized gains (losses)......       3,656        2,560    2,512,184    1,501,300     171,635     105,924
Change in unrealized
  gains (losses).................    (107,905)      79,214   (1,268,756)   1,247,200    (160,161)    272,104
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................     373,112      471,412    1,197,772    2,672,754       4,008     362,428
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     210,185      261,106      249,193      289,283      51,102      77,701
Benefit payments.................    (215,252)    (139,627)    (135,988)    (174,730)     (5,589)    (13,223)
Payments on termination..........  (1,877,589)  (3,059,481)  (2,174,279)  (2,244,955)   (480,037)   (567,714)
Loans--net.......................        (160)        (176)         (65)         (34)        (41)        (38)
Contract maintenance charge......      (7,194)      (8,473)      (7,062)      (7,268)     (1,972)     (2,191)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................     561,914     (546,467)    (235,552)   1,050,253     (56,525)   (174,425)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....  (1,328,096)  (3,493,118)  (2,303,753)  (1,087,451)   (493,062)   (679,890)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --          --
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (954,984)  (3,021,706)  (1,105,981)   1,585,303    (489,054)   (317,462)
NET ASSETS AT BEGINNING
  OF PERIOD......................  14,707,849   17,729,555   15,664,329   14,079,026   3,221,672   3,539,134
                                  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $13,752,865  $14,707,849  $14,558,348  $15,664,329  $2,732,618  $3,221,672
                                  ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,072,017    1,326,803      854,566      909,304     299,083     365,658
       Units issued..............     132,253      129,140      164,646      293,235      36,338      39,404
       Units redeemed............    (224,505)    (383,926)    (274,503)    (347,973)    (79,647)   (105,979)
                                  -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period...................     979,765    1,072,017      744,709      854,566     255,774     299,083
                                  ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             Federated
                                        DWS Variable             DWS Variable                Insurance
                                          Series I                 Series II                  Series
                                         Sub-Account              Sub-Account               Sub-Account
                                   ----------------------  ------------------------  ------------------------
                                                                                             Federated
                                           DWS VIP                  DWS VIP                   Capital
                                        International             Balanced A              Income Fund II
                                   ----------------------  ------------------------  ------------------------
                                      2007        2006         2007         2006         2007         2006
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   71,095  $   11,261  $   249,460  $   174,582  $   268,586  $   329,221
Net realized gains (losses).......    677,024     332,319      544,014      309,638      (22,872)    (215,005)
Change in unrealized
  gains (losses)..................     70,430     887,607     (335,747)     735,098      (56,514)     850,152
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    818,549   1,231,187      457,727    1,219,318      189,200      964,368
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     48,125      99,869      145,934      228,006      222,941      109,881
Benefit payments..................    (16,984)    (13,505)    (380,238)    (184,480)    (265,383)    (109,109)
Payments on termination...........   (867,505)   (871,035)  (2,856,429)  (2,825,332)  (1,381,264)  (1,457,577)
Loans--net........................        (39)        (33)        (325)        (309)         (56)         (64)
Contract maintenance charge.......     (2,506)     (2,319)      (7,076)      (8,521)      (3,624)      (4,518)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (13,276)  1,564,895     (529,060)    (495,569)    (549,649)     371,334
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (852,185)    777,872   (3,627,194)  (3,286,205)  (1,977,035)  (1,090,053)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....         --          --           --           --           --           --
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (33,636)  2,009,059   (3,169,467)  (2,066,887)  (1,787,835)    (125,685)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  6,679,917   4,670,858   13,998,413   16,065,300    7,411,313    7,536,998
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD....................... $6,646,281  $6,679,917  $10,828,946  $13,998,413  $ 5,623,478  $ 7,411,313
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    568,635     489,689    1,216,227    1,517,060      675,879      768,984
       Units issued...............    170,911     230,288       77,852       73,349      122,816      184,499
       Units redeemed.............   (235,211)   (151,342)    (383,419)    (374,182)    (294,083)    (277,604)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period....................    504,335     568,635      910,660    1,216,227      504,612      675,879
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                              Fidelity
                                          Federated                 Federated                 Variable
                                          Insurance                 Insurance                 Insurance
                                           Series                    Series                 Products Fund
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                       Federated Fund
                                          for U.S.               Federated High
                                         Government                Income Bond                VIP Asset
                                        Securities II                Fund II                   Manager
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   773,749  $   947,623  $ 1,659,925  $ 1,899,448  $   624,752  $   231,270
Net realized gains (losses)......    (130,145)    (404,898)         886       46,166      632,400       92,653
Change in unrealized
  gains (losses).................     642,708      194,980   (1,156,817)     449,903      502,855      531,906
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   1,286,312      737,705      503,994    2,395,517    1,760,007      855,829
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     378,236      618,275      458,302      613,831      207,747      230,532
Benefit payments.................    (420,809)    (232,106)    (473,517)    (255,711)    (320,458)    (135,475)
Payments on termination..........  (4,272,292)  (8,684,853)  (3,611,039)  (3,954,002)  (2,345,669)  (2,807,480)
Loans--net.......................        (386)        (248)        (302)        (347)        (151)        (264)
Contract maintenance charge......     (14,232)     (17,985)     (11,094)     (12,883)      (6,783)      (8,282)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   6,744,841       (4,300)    (760,711)      55,440     (461,180)    (928,856)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   2,415,358   (8,321,217)  (4,398,361)  (3,553,672)  (2,926,494)  (3,649,825)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   3,701,670   (7,583,512)  (3,894,367)  (1,158,155)  (1,166,487)  (2,793,996)
NET ASSETS AT BEGINNING
  OF PERIOD......................  27,754,776   35,338,288   26,266,522   27,424,677   14,251,317   17,045,313
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $31,456,446  $27,754,776  $22,372,155  $26,266,522  $13,084,830  $14,251,317
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   2,044,313    2,655,565    1,913,837    2,157,305    1,018,315    1,285,376
       Units issued..............     906,074      506,784      283,474      280,495      103,944      111,066
       Units redeemed............    (685,586)  (1,118,036)    (596,957)    (523,963)    (291,882)    (378,127)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   2,264,801    2,044,313    1,600,354    1,913,837      830,377    1,018,315
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Fidelity                    Fidelity                   Fidelity
                                                Variable                    Variable                   Variable
                                                Insurance                   Insurance                  Insurance
                                              Products Fund               Products Fund              Products Fund
                                               Sub-Account                 Sub-Account                Sub-Account
                                       --------------------------  --------------------------  ------------------------
                                                   VIP                         VIP
                                               Contrafund                 Equity-Income               VIP Growth
                                       --------------------------  --------------------------  ------------------------
                                           2007          2006          2007          2006          2007         2006
                                       ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (530,546) $   (174,747) $    108,296  $  1,260,371  $  (235,517) $  (411,717)
Net realized gains (losses)...........   26,556,554    12,987,492     7,501,213    10,124,812    1,123,419     (392,031)
Change in unrealized
 gains (losses).......................  (12,919,701)   (4,129,665)   (6,948,593)     (183,397)   7,614,512    2,850,665
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................   13,106,307     8,683,080       660,916    11,201,786    8,502,414    2,046,917
                                       ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..............................    1,239,177     1,690,622       783,207       974,238      673,837    1,077,271
Benefit payments......................   (1,072,410)     (769,685)   (1,203,577)     (810,296)    (384,807)    (418,637)
Payments on termination...............  (14,222,538)  (13,804,606)  (12,428,263)  (13,517,827)  (6,598,698)  (6,419,254)
Loans--net............................       (1,617)       (1,298)       (1,937)       (2,251)      (1,585)      (1,680)
Contract maintenance charge...........      (43,701)      (49,696)      (30,186)      (34,938)     (27,237)     (31,302)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   (2,941,142)      793,673    (1,386,956)    1,042,630     (357,967)  (2,599,031)
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions................  (17,042,231)  (12,140,990)  (14,267,712)  (12,348,444)  (6,696,457)  (8,392,633)
                                       ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in amounts
 retained in Allstate Financial
 Advisors Separate Account I..........           --            --            --            --           --           --
                                       ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...............................   (3,935,924)   (3,457,910)  (13,606,796)   (1,146,658)   1,805,957   (6,345,716)
NET ASSETS AT BEGINNING
 OF PERIOD............................   90,482,454    93,940,364    66,863,058    68,009,716   37,181,564   43,527,280
                                       ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END
 OF PERIOD............................ $ 86,546,530  $ 90,482,454  $ 53,256,262  $ 66,863,058  $38,987,521  $37,181,564
                                       ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................    5,055,926     5,649,884     3,283,576     3,908,364    3,052,972    3,679,637
       Units issued...................      398,234       904,255       391,035       475,408      460,236      297,074
       Units redeemed.................   (1,213,041)   (1,498,213)   (1,035,955)   (1,100,196)    (863,621)    (923,739)
                                       ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end
     of period........................    4,241,119     5,055,926     2,638,656     3,283,576    2,649,587    3,052,972
                                       ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Fidelity                    Fidelity                   Fidelity
                                           Variable                    Variable                   Variable
                                           Insurance                   Insurance                  Insurance
                                         Products Fund               Products Fund              Products Fund
                                          Sub-Account                 Sub-Account                Sub-Account
                                  --------------------------  --------------------------  ------------------------
                                           VIP Index                   VIP Money
                                              500                       Market                  VIP Overseas
                                  --------------------------  --------------------------  ------------------------
                                      2007          2006          2007          2006          2007         2006
                                  ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  1,260,346  $    210,386  $  1,640,534  $  1,533,638  $   457,598  $  (149,809)
Net realized gains (losses)......    2,854,980     1,827,899            --            --    3,640,829    1,512,882
Change in unrealized
  gains (losses).................   (1,581,140)    6,492,328            --            --     (462,328)   2,201,599
                                  ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations................    2,534,186     8,530,613     1,640,534     1,533,638    3,636,099    3,564,672
                                  ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    1,267,319     1,776,427       858,880     1,638,052      385,436      715,425
Benefit payments.................     (530,359)     (438,893)   (2,301,845)   (2,583,913)    (294,052)    (364,446)
Payments on termination..........   (9,269,996)  (10,305,279)  (17,491,823)  (15,224,511)  (3,906,656)  (3,366,075)
Loans--net.......................         (758)         (841)       (1,403)       (1,675)        (406)        (452)
Contract maintenance charge......      (35,925)      (41,400)      (20,805)      (23,748)     (11,218)     (11,670)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   (1,829,289)   (3,068,872)   18,257,879    14,429,780       82,205    2,366,946
                                  ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (10,399,008)  (12,078,858)     (699,117)   (1,766,015)  (3,744,691)    (660,272)
                                  ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................           --            --            --            --           --           --
                                  ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..................   (7,864,822)   (3,548,245)      941,417      (232,377)    (108,592)   2,904,400
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................   64,224,717    67,772,962    45,938,521    46,170,898   25,208,649   22,304,249
                                  ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $ 56,359,895  $ 64,224,717  $ 46,879,938  $ 45,938,521  $25,100,057  $25,208,649
                                  ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    5,382,253     6,386,320     3,844,889     3,978,624    1,693,368    1,685,122
       Units issued..............      369,664       525,467     3,584,509     3,845,962      268,958      501,503
       Units redeemed............   (1,152,644)   (1,529,534)   (3,654,431)   (3,979,697)    (488,273)    (493,257)
                                  ------------  ------------  ------------  ------------  -----------  -----------
   Units outstanding at end
     of period...................    4,599,273     5,382,253     3,774,967     3,844,889    1,474,053    1,693,368
                                  ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Fidelity                 Fidelity                  Fidelity
                                         Variable                 Variable                  Variable
                                         Insurance                Insurance                 Insurance
                                       Products Fund            Products Fund             Products Fund
                                     (Service Class 2)        (Service Class 2)         (Service Class 2)
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                         VIP Asset                                             VIP
                                          Manager              VIP Contrafund             Equity-Income
                                     (Service Class 2)        (Service Class 2)         (Service Class 2)
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  264,726  $   39,525  $  (405,235) $  (219,346) $   (22,439) $   526,654
Net realized gains (losses)......    275,082      24,319   12,545,487    3,996,624    4,321,072    5,098,395
Change in unrealized
  gains (losses).................    249,500     231,645   (5,516,827)    (359,974)  (4,239,837)     567,019
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    789,308     295,489    6,623,425    3,417,304       58,796    6,192,068
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................    163,651   1,404,767    1,327,156   15,431,835    1,031,463    8,510,166
Benefit payments.................    (92,095)    (17,546)  (1,192,822)    (270,284)     (79,358)    (214,286)
Payments on termination..........   (776,364)   (527,578)  (4,115,208)  (2,475,750)  (4,388,864)  (2,819,734)
Loans--net.......................       (178)       (112)          --           --         (119)         (53)
Contract maintenance charge......    (12,404)    (10,773)     (90,762)     (52,905)     (60,036)     (38,566)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    451,483     109,165     (583,576)   3,329,534     (703,303)   3,259,502
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   (265,907)    957,923   (4,655,212)  15,962,430   (4,200,217)   8,697,029
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....         --          --           --           --           --           --
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    523,401   1,253,412    1,968,213   19,379,734   (4,141,421)  14,889,097
NET ASSETS AT BEGINNING
  OF PERIOD......................  6,207,297   4,953,885   45,256,493   25,876,759   44,631,759   29,742,662
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $6,730,698  $6,207,297  $47,224,706  $45,256,493  $40,490,338  $44,631,759
                                  ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    565,615     475,898    3,162,775    1,983,706    3,348,356    2,630,155
       Units issued..............    106,335     207,249      599,624    1,810,560      405,784    1,391,929
       Units redeemed............   (131,021)   (117,532)    (904,842)    (631,491)    (707,230)    (673,728)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................    540,929     565,615    2,857,557    3,162,775    3,046,910    3,348,356
                                  ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                          Fidelity                  Fidelity                  Fidelity
                                          Variable                  Variable                  Variable
                                          Insurance                 Insurance                 Insurance
                                        Products Fund             Products Fund             Products Fund
                                      (Service Class 2)         (Service Class 2)         (Service Class 2)
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                                                                           VIP Investment
                                         VIP Growth               VIP Index 500              Grade Bond
                                      (Service Class 2)         (Service Class 2)         (Service Class 2)
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (234,275) $  (259,167) $   775,375  $  (123,098) $ 1,281,750  $   924,176
Net realized gains (losses)......     875,351      406,584    1,302,371      377,399     (175,021)    (224,014)
Change in unrealized
  gains (losses).................   3,916,515      776,192     (385,846)   5,377,979      245,863      574,301
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   4,557,591      923,609    1,691,900    5,632,280    1,352,592    1,274,463
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     591,167    1,649,690    1,187,566   12,047,869      773,105    8,779,412
Benefit payments.................    (120,865)    (128,529)    (362,152)    (456,896)    (242,204)    (436,706)
Payments on termination..........  (1,976,345)  (1,683,026)  (4,169,175)  (2,802,611)  (4,702,056)  (4,541,230)
Loans--net.......................         (12)         (11)          --           --         (135)         (74)
Contract maintenance charge......      (8,109)      (7,826)    (120,561)     (96,868)     (84,527)     (58,802)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (272,095)    (768,821)  (1,094,913)   1,643,077    5,636,125    4,496,856
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,786,259)    (938,523)  (4,559,235)  10,334,571    1,380,308    8,239,456
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   2,771,332      (14,914)  (2,867,335)  15,966,851    2,732,900    9,513,919
NET ASSETS AT BEGINNING
  OF PERIOD......................  19,082,216   19,097,130   49,417,660   33,450,809   52,012,408   42,498,489
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $21,853,548  $19,082,216  $46,550,325  $49,417,660  $54,745,308  $52,012,408
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,587,312    1,633,187    3,968,613    3,053,784    4,751,458    3,929,717
      Units issued...............     194,920      313,403      331,992    1,616,812    1,119,551    1,668,418
      Units redeemed.............    (320,721)    (359,278)    (690,262)    (701,983)    (976,686)    (846,677)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,461,511    1,587,312    3,610,343    3,968,613    4,894,323    4,751,458
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                               Fidelity                  Fidelity
                                               Variable                  Variable               Goldman Sachs
                                               Insurance                 Insurance                Variable
                                             Products Fund             Products Fund              Insurance
                                           (Service Class 2)         (Service Class 2)              Trust
                                              Sub-Account               Sub-Account              Sub-Account
                                       ------------------------  ------------------------  ----------------------
                                               VIP Money                                        VIT Strategic
                                                Market                 VIP Overseas             International
                                           (Service Class 2)         (Service Class 2)           Equity (a)
                                       ------------------------  ------------------------  ----------------------
                                           2007         2006         2007         2006        2007        2006
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss).......... $ 1,862,999  $ 1,460,561  $   600,367  $  (320,004) $   (9,503) $    6,843
Net realized gains (losses)...........          --           --    4,323,017    1,121,453     896,050     215,793
Change in unrealized
  gains (losses)......................          --           --    1,267,243    3,990,567    (550,344)    719,995
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations..........................   1,862,999    1,460,561    6,190,627    4,792,016     336,203     942,631
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits..............................   1,986,395   27,258,939    1,240,149   16,133,295      15,449      74,860
Benefit payments......................  (1,602,452)    (435,750)    (184,941)    (147,071)    (34,057)    (14,847)
Payments on termination...............  (9,701,910)  (5,868,875)  (3,452,010)  (1,865,326)   (636,859)   (509,008)
Loans--net............................         (19)          (5)         (15)          (5)        (68)        (65)
Contract maintenance charge...........    (159,724)    (124,781)     (93,985)     (36,269)     (1,232)     (1,323)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................   6,534,718   (1,206,956)   1,570,382    3,776,430     (26,036)     (8,507)
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (2,942,992)  19,622,572     (920,420)  17,861,054    (682,803)   (458,890)
                                       -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --           --           --          --          --
                                       -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................  (1,079,993)  21,083,133    5,270,207   22,653,070    (346,600)    483,741
NET ASSETS AT BEGINNING
  OF PERIOD...........................  56,926,991   35,843,858   40,588,027   17,934,957   5,542,264   5,058,523
                                       -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $55,846,998  $56,926,991  $45,858,234  $40,588,027  $5,195,664  $5,542,264
                                       ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   5,497,123    3,564,112    2,713,209    1,374,206     424,674     466,254
      Units issued....................   4,242,258    7,242,563      584,487    1,960,645      57,039      55,950
      Units redeemed..................  (4,518,406)  (5,309,552)    (636,354)    (621,642)   (103,974)    (97,530)
                                       -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period........................   5,220,975    5,497,123    2,661,342    2,713,209     377,739     424,674
                                       ===========  ===========  ===========  ===========  ==========  ==========

--------
(a)Previously known as VIT International Equity.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Goldman Sachs
                                          Variable
                                         Insurance               J.P. Morgan                Janus Aspen
                                           Trust               Series Trust II                Series
                                        Sub-Account              Sub-Account                Sub-Account
                                  -----------------------  -----------------------  --------------------------
                                       VIT Structured
                                         Small Cap                  Small
                                        Equity Fund                Company                   Balanced
                                  -----------------------  -----------------------  --------------------------
                                      2007        2006        2007         2006         2007          2006
                                  -----------  ----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (42,175) $  (35,743) $  (60,208) $   (71,049) $    541,195  $    387,361
Net realized gains (losses)......     381,915     451,400     342,428      367,277     2,936,390     2,007,979
Change in unrealized
  gains (losses).................  (1,017,201)      7,684    (529,248)     299,762     1,167,851     2,681,107
                                  -----------  ----------  ----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from operations................    (677,461)    423,341    (247,028)     595,990     4,645,436     5,076,447
                                  -----------  ----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      41,702      62,930      15,675       29,337       783,577       668,990
Benefit payments.................     (61,438)    (19,670)    (52,151)      (6,609)   (1,032,402)     (621,419)
Payments on termination..........    (422,972)   (370,476)   (367,423)    (469,162)  (10,161,411)  (11,899,685)
Loans--net.......................         (33)         (9)        (49)         (67)         (728)         (942)
Contract maintenance charge......      (1,055)     (1,384)     (1,168)      (1,455)      (31,554)      (37,489)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (132,536)   (235,946)   (217,021)    (788,997)   (1,987,409)     (140,317)
                                  -----------  ----------  ----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions.....    (576,332)   (564,555)   (622,137)  (1,236,953)  (12,429,927)  (12,030,862)
                                  -----------  ----------  ----------  -----------  ------------  ------------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --          --          --           --            --            --
                                  -----------  ----------  ----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (1,253,793)   (141,214)   (869,165)    (640,963)   (7,784,491)   (6,954,415)
NET ASSETS AT BEGINNING
  OF PERIOD......................   4,138,310   4,279,524   4,394,559    5,035,522    56,235,521    63,189,936
                                  -----------  ----------  ----------  -----------  ------------  ------------
NET ASSETS AT END
  OF PERIOD...................... $ 2,884,517  $4,138,310  $3,525,394  $ 4,394,559  $ 48,451,030  $ 56,235,521
                                  ===========  ==========  ==========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     205,869     235,448     264,489      343,597     3,148,657     3,775,599
       Units issued..............      35,784      19,799       9,849       10,662       256,870       298,421
       Units redeemed............     (66,918)    (49,378)    (46,143)     (89,770)     (891,485)     (925,363)
                                  -----------  ----------  ----------  -----------  ------------  ------------
   Units outstanding at end
     of period...................     174,735     205,869     228,195      264,489     2,514,042     3,148,657
                                  ===========  ==========  ==========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         Janus Aspen              Janus Aspen               Janus Aspen
                                           Series                    Series                   Series
                                         Sub-Account              Sub-Account               Sub-Account
                                  ------------------------  -----------------------  ------------------------
                                          Flexible                   Forty                     Large
                                            Bond                   Portfolio                Cap Growth
                                  ------------------------  -----------------------  ------------------------
                                      2007         2006         2007        2006         2007         2006
                                  -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   614,323  $   683,237  $   (78,857) $  (76,490) $  (213,019) $  (302,794)
Net realized gains (losses)......    (190,703)    (451,214)     782,671     285,741      161,037   (1,124,065)
Change in unrealized
  gains (losses).................     593,955      290,494    1,254,258     304,097    3,753,481    4,370,128
                                  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   1,017,575      522,517    1,958,072     513,348    3,701,499    2,943,269
                                  -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     268,535      339,418       94,026      63,523      400,970      457,795
Benefit payments.................    (369,136)    (131,540)     (65,412)    (41,273)    (456,429)    (457,332)
Payments on termination..........  (2,581,568)  (4,050,265)  (1,209,269)   (393,636)  (5,262,645)  (5,850,757)
Loans--net.......................         (96)         (87)         (43)        (49)        (951)      (1,139)
Contract maintenance charge......      (7,711)      (9,489)        (577)       (614)     (22,226)     (27,108)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   1,413,026     (633,403)    (522,576)     64,955   (1,107,217)  (1,570,611)
                                  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,276,950)  (4,485,366)  (1,703,851)   (307,094)  (6,448,498)  (7,449,152)
                                  -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --          --           --           --
                                  -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    (259,375)  (3,962,849)     254,221     206,254   (2,746,999)  (4,505,883)
NET ASSETS AT BEGINNING
  OF PERIOD......................  19,348,538   23,311,387    7,041,497   6,835,243   30,123,694   34,629,577
                                  -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $19,089,163  $19,348,538  $ 7,295,718  $7,041,497  $27,376,695  $30,123,694
                                  ===========  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,350,603    1,632,401      516,710     540,397    2,278,960    2,814,689
       Units issued..............     225,057      217,570       80,614     136,871      139,433      166,665
       Units redeemed............    (302,064)    (499,368)    (200,224)   (160,558)    (585,850)    (702,394)
                                  -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end
     of period...................   1,273,596    1,350,603      397,100     516,710    1,832,543    2,278,960
                                  ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                             Janus Aspen
                                         Janus Aspen               Janus Aspen                 Series
                                           Series                    Series               (Service Shares)
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                           Mid Cap                  Worldwide                 Balanced
                                           Growth                    Growth               (Service Shares)
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (368,043) $  (404,240) $  (238,103) $   111,350  $    86,176  $    55,179
Net realized gains (losses)......     963,684     (506,947)   1,279,814     (598,138)     326,951       87,975
Change in unrealized
  gains (losses).................   4,775,354    4,021,484    1,811,825    5,935,018      603,069      759,863
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   5,370,995    3,110,297    2,853,536    5,448,230    1,016,196      903,017
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     436,726      678,744      382,081      527,077      201,558    2,642,451
Benefit payments.................    (245,672)    (332,123)    (569,763)    (379,563)     (57,850)     (67,461)
Payments on termination..........  (4,602,801)  (4,312,175)  (6,506,485)  (7,244,894)  (1,158,713)    (797,936)
Loans--net.......................        (972)      (1,058)      (1,582)      (1,898)         (18)         (22)
Contract maintenance charge......     (23,424)     (27,131)     (25,023)     (28,635)     (21,353)     (17,717)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............   2,560,472   (1,157,161)  (1,354,406)  (1,918,709)     (36,984)   1,831,737
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,875,671)  (5,150,904)  (8,075,178)  (9,046,622)  (1,073,360)   3,591,052
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   3,495,324   (2,040,607)  (5,221,642)  (3,598,392)     (57,164)   4,494,069
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  27,114,355   29,154,962   35,677,604   39,275,996   12,371,373    7,877,304
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $30,609,679  $27,114,355  $30,455,962  $35,677,604  $12,314,209  $12,371,373
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,860,879    2,131,930    2,393,994    3,020,619    1,012,702      701,096
       Units issued..............     411,441      286,968      186,877      152,612      125,148      468,151
       Units redeemed............    (451,745)    (558,019)    (668,652)    (779,237)    (209,411)    (156,545)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,820,575    1,860,879    1,912,219    2,393,994      928,439    1,012,702
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen             Janus Aspen
                                                Series                   Series                  Series
                                           (Service Shares)         (Service Shares)        (Service Shares)
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                                                          Forty                  INTECH
                                             Foreign Stock              Portfolio             Risk-Managed
                                           (Service Shares)         (Service Shares)         Core Portfolio
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007        2006        2007        2006
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   (19,662) $     9,812  $ (102,171) $  (75,177) $  (75,865) $  (91,757)
Net realized gains (losses)...........   1,472,039      993,831     418,645      72,649      48,102     492,687
Change in unrealized
  gains (losses)......................     803,846      908,536   1,970,823     409,134     331,016     134,125
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.....................   2,256,223    1,912,179   2,287,297     406,606     303,253     535,055
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     196,142    1,645,642     171,301   2,378,269     295,867   1,370,596
Benefit payments......................     (66,137)    (233,928)    (16,709)     (5,918)     (6,876)     (5,890)
Payments on termination...............  (1,815,192)  (1,437,405)   (479,099)   (328,722)   (876,215)   (754,188)
Loans--net............................         (77)         (58)         --          --          --          --
Contract maintenance charge...........     (17,541)     (10,624)    (10,857)     (5,520)    (15,968)    (14,631)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................   1,707,178      427,174   1,020,840      33,767    (395,819)    500,021
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............       4,373      390,801     685,476   2,071,876    (999,011)  1,095,908
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................   2,260,596    2,302,980   2,972,773   2,478,482    (695,758)  1,630,963
NET ASSETS AT BEGINNING
  OF PERIOD...........................  13,591,833   11,288,853   6,206,977   3,728,495   6,913,162   5,282,199
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $15,852,429  $13,591,833  $9,179,750  $6,206,977  $6,217,404  $6,913,162
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................     947,347      905,349     454,430     293,574     513,298     427,743
       Units issued...................     372,974      345,115     168,492     274,354      54,396     191,547
       Units redeemed.................    (367,978)    (303,117)   (122,639)   (113,498)   (125,708)   (105,992)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................     952,343      947,347     500,283     454,430     441,986     513,298
                                       ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                              Janus Aspen              Janus Aspen             Janus Aspen
                                                Series                   Series                  Series
                                           (Service Shares)         (Service Shares)        (Service Shares)
                                              Sub-Account              Sub-Account             Sub-Account
                                       ------------------------  ----------------------  ----------------------
                                                                      Small Company             Worldwide
                                             Mid Cap Value                Value                  Growth
                                           (Service Shares)         (Service Shares)        (Service Shares)
                                       ------------------------  ----------------------  ----------------------
                                           2007         2006        2007        2006        2007        2006
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $   395,710  $   265,721  $  (36,120) $  (73,484) $  (31,209) $    4,269
Net realized gains (losses)...........   1,310,291      755,712     417,386     118,977     182,591      71,468
Change in unrealized
  gains (losses)......................    (266,055)   1,719,995    (919,926)    781,320      87,697     366,800
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations.....................   1,439,946    2,741,428    (538,660)    826,813     239,079     442,537
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     496,450    6,772,230     228,986   3,620,869      27,703      34,342
Benefit payments......................    (103,365)     (86,806)    (38,147)         --        (938)     (2,616)
Payments on termination...............  (1,835,553)  (1,122,565)   (388,045)   (250,606)   (397,235)   (179,825)
Loans--net............................          --           --          (3)         --         (38)        (50)
Contract maintenance charge...........     (71,158)     (53,482)    (15,145)     (6,569)       (541)       (471)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................      95,149    1,934,863     473,527     998,727     255,296      (4,573)
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions...............  (1,418,477)   7,444,240     261,173   4,362,421    (115,753)   (153,193)
                                       -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --          --          --
                                       -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS..............................      21,469   10,185,668    (277,487)  5,189,234     123,326     289,344
NET ASSETS AT BEGINNING
  OF PERIOD...........................  25,796,661   15,610,993   7,255,845   2,066,611   3,141,446   2,852,102
                                       -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $25,818,130  $25,796,661  $6,978,358  $7,255,845  $3,264,772  $3,141,446
                                       ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................   1,864,376    1,278,385     551,687     188,546     278,546     294,927
       Units issued...................     243,494      888,621     207,132     539,618      43,791      30,433
       Units redeemed.................    (339,099)    (302,630)   (184,898)   (176,477)    (55,084)    (46,814)
                                       -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period........................   1,768,771    1,864,376     573,921     551,687     267,253     278,546
                                       ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                                 Legg Mason
                                                Lazard                   Lazard                   Partners
                                              Retirement               Retirement                 Variable
                                             Series, Inc.             Series, Inc.              Portfolios I
                                              Sub-Account              Sub-Account              Sub-Account
                                       ------------------------  ----------------------  -------------------------
                                                                                                 Legg Mason
                                               Emerging               International             Variable All
                                                Markets                  Equity               Cap Portfolio I
                                       ------------------------  ----------------------  -------------------------
                                           2007         2006        2007        2006      2007 (b)(c)      2006
                                       -----------  -----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss).......... $   (54,852) $  (121,492) $   27,081  $  (10,940) $    (20,704) $   (25,441)
Net realized gains (losses)...........   3,854,606    2,413,117     643,752     219,232     3,005,629    1,045,592
Change in unrealized
  gains (losses)......................    (159,689)     351,121    (413,939)    279,100    (2,479,504)     589,760
                                       -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets
  from operations.....................   3,640,065    2,642,746     256,894     487,392       505,421    1,609,911
                                       -----------  -----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits..............................      54,764      129,405      43,184      38,060        35,633      126,226
Benefit payments......................     (65,868)     (81,275)    (20,302)    (14,523)      (75,663)    (145,223)
Payments on termination...............  (1,880,399)  (1,779,779)   (331,275)   (227,960)     (291,717)  (1,465,112)
Loans--net............................          (2)          --          --          --           (39)         (95)
Contract maintenance charge...........      (2,251)      (2,158)       (816)       (825)         (748)      (2,536)
Transfers among the sub-accounts
  and with the Fixed
  Account--net........................    (404,893)     692,470      (6,995)    308,223   (10,669,830)  (1,307,176)
                                       -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in net assets from
  contract transactions...............  (2,298,649)  (1,041,337)   (316,204)    102,975   (11,002,364)  (2,793,916)
                                       -----------  -----------  ----------  ----------  ------------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........          --           --          --          --            --           --
                                       -----------  -----------  ----------  ----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS..........................   1,341,416    1,601,409     (59,310)    590,367   (10,496,943)  (1,184,005)
NET ASSETS AT BEGINNING
  OF PERIOD...........................  12,546,042   10,944,633   2,870,894   2,280,527    10,496,943   11,680,948
                                       -----------  -----------  ----------  ----------  ------------  -----------
NET ASSETS AT END
  OF PERIOD........................... $13,887,458  $12,546,042  $2,811,584  $2,870,894  $         --  $10,496,943
                                       ===========  ===========  ==========  ==========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................     416,031      464,923     230,541     221,148       656,293      863,290
      Units issued....................      80,781      218,634      32,201      51,632        15,901       68,731
      Units redeemed..................    (145,786)    (267,526)    (55,843)    (42,239)     (672,194)    (275,728)
                                       -----------  -----------  ----------  ----------  ------------  -----------
   Units outstanding at end
     of period........................     351,026      416,031     206,899     230,541            --      656,293
                                       ===========  ===========  ==========  ==========  ============  ===========

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                     Legg Mason          Legg Mason          Legg Mason
                                                      Partners            Partners            Partners
                                                      Variable            Variable            Variable
                                                    Portfolios I        Portfolios I        Portfolios I
                                                    Sub-Account         Sub-Account          Sub-Account
                                              -----------------------  -------------- ------------------------
                                                                         Legg Mason
                                                                          Variable           Legg Mason
                                                     Legg Mason         Fundamental           Variable
                                                    Variable All           Value             Global High
                                                  Cap Portfolio II       Portfolio          Yield Bond II
                                              -----------------------  -------------- ------------------------
                                              2007 (c)(d)     2006     2007 (b)(d)(e)     2007         2006
                                              -----------  ----------  -------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)................. $   (13,307) $   (8,010)  $    15,201   $ 1,574,129  $ 1,293,637
Net realized gains (losses)..................     428,934     129,708       527,005       141,859      173,525
Change in unrealized gains (losses)..........    (291,733)    199,162    (1,161,304)   (2,296,464)     798,668
                                              -----------  ----------   -----------   -----------  -----------
Increase (decrease) in net assets
  from operations............................     123,894     320,860      (619,098)     (580,476)   2,265,830
                                              -----------  ----------   -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM CONTRACT TRANSACTIONS
Deposits.....................................      19,520     446,300        63,052       585,354    8,039,598
Benefit payments.............................     (28,547)     (2,503)      (93,523)     (173,904)    (255,306)
Payments on termination......................     (45,858)   (191,301)     (921,089)   (2,715,858)  (1,679,989)
Loans--net...................................          (7)        (17)          (40)          (10)          (5)
Contract maintenance charge..................        (899)     (2,654)       (4,108)      (73,823)     (55,333)
Transfers among the sub-accounts and with the
  Fixed Account--net.........................  (2,709,458)    428,301    12,954,152       809,016    3,062,755
                                              -----------  ----------   -----------   -----------  -----------
Increase (decrease) in net assets from
  contract transactions......................  (2,765,249)    678,126    11,998,444    (1,569,225)   9,111,720
                                              -----------  ----------   -----------   -----------  -----------
Increase (decrease) in amounts retained in
  Allstate Financial Advisors Separate
  Account I..................................          --          --            --            --           --
                                              -----------  ----------   -----------   -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.................................  (2,641,355)    998,986    11,379,346    (2,149,701)  11,377,550
NET ASSETS AT BEGINNING
  OF PERIOD..................................   2,641,355   1,642,369            --    31,429,882   20,052,332
                                              -----------  ----------   -----------   -----------  -----------
NET ASSETS AT END OF PERIOD.................. $        --  $2,641,355   $11,379,346   $29,280,181  $31,429,882
                                              ===========  ==========   ===========   ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period...............................     216,891     156,411            --     2,616,670    1,813,629
       Units issued..........................      10,546      95,787     1,396,597       385,801    1,133,581
       Units redeemed........................    (227,437)    (35,307)     (198,509)     (518,660)    (330,540)
                                              -----------  ----------   -----------   -----------  -----------
   Units outstanding at end of period........          --     216,891     1,198,088     2,483,811    2,616,670
                                              ===========  ==========   ===========   ===========  ===========

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                            Legg Mason                Legg Mason
                                             Partners                  Partners               MFS Variable
                                             Variable                  Variable                 Insurance
                                           Portfolios I              Portfolios I                 Trust
                                            Sub-Account              Sub-Account               Sub-Account
                                     ------------------------  -----------------------  ------------------------
                                            Legg Mason                Legg Mason
                                             Variable                  Variable
                                             Investors                Investors               MFS Emerging
                                            Portfolio I              Portfolio II                Growth
                                     ------------------------  -----------------------  ------------------------
                                       2007 (f)       2006     2007 (c)(f)     2006         2007         2006
                                     -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........ $   (47,287) $    21,479  $   (15,930) $  (14,341) $   (99,355) $  (102,670)
Net realized gains (losses).........   1,092,347      749,019      596,082     148,138      129,255     (112,747)
Change in unrealized gains (losses).    (722,435)   1,493,021     (425,778)    263,252    1,109,171      606,381
                                     -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations...................     322,625    2,263,519      154,374     397,049    1,139,071      390,964
                                     -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits............................     155,633      315,398       12,974     265,466       75,540       97,724
Benefit payments....................    (156,404)     (53,749)      (1,206)     (5,608)     (47,839)     (54,768)
Payments on termination.............  (2,106,693)  (1,306,012)     (53,403)   (178,178)    (905,648)    (785,848)
Loans--net..........................         (25)         (15)          --          --          (99)        (101)
Contract maintenance charge.........      (7,063)      (4,060)      (1,210)     (3,771)      (4,548)      (5,454)
Transfers among the sub-accounts and
  with the Fixed Account--net.......   3,107,539       60,111   (3,008,081)    152,367     (238,406)    (268,260)
                                     -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions........     992,987     (988,327)  (3,050,926)    230,276   (1,121,000)  (1,016,707)
                                     -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.......          --           --           --          --           --           --
                                     -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS........................   1,315,612    1,275,192   (2,896,552)    627,325       18,071     (625,743)
NET ASSETS AT BEGINNING
  OF PERIOD.........................  15,626,185   14,350,993    2,896,552   2,269,227    6,444,103    7,069,846
                                     -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD......................... $16,941,797  $15,626,185  $        --  $2,896,552  $ 6,462,174  $ 6,444,103
                                     ===========  ===========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period......................   1,168,679    1,250,382      230,423     209,221      735,018      843,126
      Units issued..................     435,655      125,227       29,693      72,465       53,336       53,884
      Units redeemed................    (278,615)    (206,930)    (260,116)    (51,263)    (161,859)    (161,992)
                                     -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end
     of period......................   1,325,719    1,168,679           --     230,423      626,495      735,018
                                     ===========  ===========  ===========  ==========  ===========  ===========

--------
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                         MFS Variable              MFS Variable             MFS Variable
                                           Insurance                 Insurance                Insurance
                                             Trust                     Trust                    Trust
                                          Sub-Account               Sub-Account              Sub-Account
                                   ------------------------  ------------------------  ----------------------
                                         MFS Investors                MFS New
                                             Trust                   Discovery              MFS Research
                                   ------------------------  ------------------------  ----------------------
                                       2007         2006         2007         2006        2007        2006
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (34,545) $   (59,281) $  (186,584) $  (188,332) $  (26,949) $  (34,599)
Net realized gains (losses).......     395,841      243,083    1,294,899      577,057     138,964      27,941
Change in unrealized
  gains (losses)..................      99,546      461,263     (924,481)     905,575     290,662     316,822
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................     460,842      645,065      183,834    1,294,300     402,677     310,164
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      47,983      120,770      256,566      396,740      28,818         337
Benefit payments..................    (125,453)     (79,848)     (63,215)     (37,080)    (43,256)    (30,058)
Payments on termination...........    (976,913)  (1,260,657)  (1,219,401)  (1,051,074)   (508,602)   (397,689)
Loans--net........................         (15)         (18)         (28)         (38)        (99)        (93)
Contract maintenance charge.......      (2,898)      (3,564)      (7,015)      (8,116)     (1,707)     (2,027)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (138,005)    (110,335)    (534,852)    (819,118)   (177,500)    (61,413)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,195,301)  (1,333,652)  (1,567,945)  (1,518,686)   (702,346)   (490,943)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....          --           --           --           --          --          --
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (734,459)    (688,587)  (1,384,111)    (224,386)   (299,669)   (180,779)
NET ASSETS AT BEGINNING
  OF PERIOD.......................   5,676,679    6,365,266   11,949,527   12,173,913   3,729,509   3,910,288
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $ 4,942,220  $ 5,676,679  $10,565,416  $11,949,527  $3,429,840  $3,729,509
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     517,556      639,324      984,159    1,107,727     335,149     380,656
       Units issued...............      46,067       65,670       77,395       77,877      17,647      19,125
       Units redeemed.............    (143,815)    (187,438)    (180,520)    (201,445)    (72,468)    (64,632)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period....................     419,808      517,556      881,034      984,159     280,328     335,149
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                  MFS Variable              MFS Variable
                                        MFS Variable                Insurance                 Insurance
                                          Insurance                   Trust                     Trust
                                            Trust                (Service Class)           (Service Class)
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                                                    MFS High                MFS Investor
                                          MFS Total                  Income                 Growth Stock
                                           Return                (Service Class)           (Service Class)
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   376,685  $   327,855  $   596,151  $   548,785  $  (253,848) $  (221,973)
Net realized gains (losses)......   1,711,763    1,756,664      (21,273)     (25,434)     386,431       29,548
Change in unrealized
  gains (losses).................  (1,136,599)   1,325,883     (587,727)     279,720    1,410,676      991,253
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................     951,849    3,410,402      (12,849)     803,071    1,543,259      798,828
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     449,812      595,735      252,323    1,548,372      326,364    5,732,664
Benefit payments.................    (572,162)    (290,096)    (102,297)     (25,982)     (35,307)    (182,700)
Payments on termination..........  (4,849,279)  (4,721,939)    (920,116)    (687,499)  (1,074,047)    (699,234)
Loans--net.......................        (381)        (313)          --           --           --           --
Contract maintenance charge......     (12,834)     (14,937)     (26,904)     (23,637)     (47,240)     (31,569)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............     895,251     (828,396)     156,637      628,777     (991,064)   2,574,849
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (4,089,593)  (5,259,946)    (640,357)   1,440,031   (1,821,294)   7,394,010
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (3,137,744)  (1,849,544)    (653,206)   2,243,102     (278,035)   8,192,838
NET ASSETS AT BEGINNING
  OF PERIOD......................  34,777,602   36,627,146   10,976,130    8,733,028   16,828,672    8,635,834
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $31,639,858  $34,777,602  $10,322,924  $10,976,130  $16,550,637  $16,828,672
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   2,240,189    2,595,128      949,544      817,880    1,485,210      805,525
       Units issued..............     297,364      287,866      220,175      257,977      101,185      855,050
       Units redeemed............    (541,721)    (642,805)    (276,190)    (126,313)    (250,467)    (175,365)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   1,995,832    2,240,189      893,529      949,544    1,335,928    1,485,210
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        MFS Variable             MFS Variable             MFS Variable
                                          Insurance               Insurance                 Insurance
                                            Trust                   Trust                     Trust
                                       (Service Class)         (Service Class)           (Service Class)
                                         Sub-Account             Sub-Account               Sub-Account
                                   ----------------------  -----------------------  ------------------------
                                        MFS Investors              MFS New                  MFS Total
                                            Trust                 Discovery                  Return
                                       (Service Class)         (Service Class)           (Service Class)
                                   ----------------------  -----------------------  ------------------------
                                      2007        2006         2007        2006         2007         2006
                                   ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (30,674) $  (39,139) $  (126,858) $ (128,275) $   169,702  $   103,100
Net realized gains (losses).......    115,065       5,679      954,146     494,469      727,433      624,387
Change in unrealized
  gains (losses)..................    154,143     253,844     (712,224)    479,051     (392,546)   1,141,092
                                   ----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    238,534     220,384      115,064     845,245      504,589    1,868,579
                                   ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     20,448     324,925      130,018   1,090,668      404,381    2,930,969
Benefit payments..................    (13,328)     (5,589)     (77,514)    (93,256)     (44,514)    (201,067)
Payments on termination...........   (200,519)   (126,133)    (817,489)   (749,551)  (2,054,477)  (1,393,050)
Loans--net........................         --          --          (92)        (58)         (23)         (32)
Contract maintenance charge.......     (5,614)     (5,179)      (5,994)     (6,109)     (37,394)     (34,707)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     35,234     185,732     (550,024)   (389,227)    (261,654)   1,225,330
                                   ----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (163,779)    373,756   (1,321,095)   (147,533)  (1,993,681)   2,527,443
                                   ----------  ----------  -----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....         --          --           --          --           --           --
                                   ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     74,755     594,140   (1,206,031)    697,712   (1,489,092)   4,396,022
NET ASSETS AT BEGINNING
  OF PERIOD.......................  2,917,457   2,323,317    8,453,370   7,755,658   21,178,319   16,782,297
                                   ----------  ----------  -----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD....................... $2,992,212  $2,917,457  $ 7,247,339  $8,453,370  $19,689,227  $21,178,319
                                   ==========  ==========  ===========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................    231,642     204,589      742,764     758,452    1,774,272    1,544,705
       Units issued...............     22,011     276,661       58,968     232,588      133,701      553,323
       Units redeemed.............    (34,234)   (249,608)    (169,703)   (248,276)    (295,293)    (323,756)
                                   ----------  ----------  -----------  ----------  -----------  -----------
   Units outstanding at end
     of period....................    219,419     231,642      632,029     742,764    1,612,680    1,774,272
                                   ==========  ==========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                            Oppenheimer
                                          MFS Variable            MFS Variable               Variable
                                           Insurance                Insurance              Account Funds
                                             Trust                    Trust               (Service Class
                                        (Service Class)          (Service Class)              ("SC"))
                                          Sub-Account              Sub-Account              Sub-Account
                                    -----------------------  ----------------------  ------------------------
                                                                                            Oppenheimer
                                         MFS Utilities              MFS Value                 Global
                                        (Service Class)          (Service Class)          Securities (SC)
                                    -----------------------  ----------------------  ------------------------
                                        2007        2006        2007        2006         2007         2006
                                    -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (69,911) $   27,247  $  (63,205) $  (48,265) $   (94,697) $  (156,475)
Net realized gains (losses)........   1,420,512     939,338     440,035     291,052    1,753,607    1,226,681
Change in unrealized gains (losses)     854,137     963,634      64,135     919,894     (645,819)   1,671,131
                                    -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations..................   2,204,738   1,930,219     440,965   1,162,681    1,013,091    2,741,337
                                    -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      42,524      95,553     210,080   1,121,325      627,859    5,287,951
Benefit payments...................     (19,694)    (57,262)    (60,225)    (27,057)    (112,928)     (74,158)
Payments on termination............  (1,332,294)   (776,121)   (506,940)   (471,363)  (2,391,672)  (1,167,980)
Loans--net.........................         (36)        (49)         --          --         (268)        (148)
Contract maintenance charge........      (1,837)     (1,526)    (14,870)    (11,708)     (14,761)     (13,108)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     634,830      37,836    (107,725)  1,514,446     (124,106)     945,468
                                    -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.......    (676,507)   (701,569)   (479,680)  2,125,643   (2,015,876)   4,978,025
                                    -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I......          --          --          --          --           --           --
                                    -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   1,528,231   1,228,650     (38,715)  3,288,324   (1,002,785)   7,719,362
NET ASSETS AT BEGINNING
  OF PERIOD........................   8,829,235   7,600,585   8,469,547   5,181,223   22,253,029   14,533,667
                                    -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD........................ $10,357,466  $8,829,235  $8,430,832  $8,469,547  $21,250,244  $22,253,029
                                    ===========  ==========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     448,369     499,439     610,590     443,134    1,510,017    1,139,344
       Units issued................      78,788     141,170     133,411     278,477      161,958      654,046
       Units redeemed..............    (108,628)   (192,240)   (170,360)   (111,021)    (290,710)    (283,373)
                                    -----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end
     of period.....................     418,529     448,369     573,641     610,590    1,381,265    1,510,017
                                    ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Oppenheimer               Oppenheimer
                                             Variable                 Variable             Panorama Series
                                          Account Funds             Account Funds            Fund, Inc.
                                          (Service Class           (Service Class          (Service Class
                                             ("SC"))                   ("SC"))                 ("SC"))
                                           Sub-Account               Sub-Account             Sub-Account
                                    -------------------------  ----------------------  ----------------------
                                           Oppenheimer
                                           Main Street                                       Oppenheimer
                                            Small Cap                Oppenheimer            International
                                           Growth (SC)            MidCap Fund (SC)           Growth (SC)
                                    -------------------------  ----------------------  ----------------------
                                        2007          2006        2007        2006        2007        2006
                                    ------------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (862,543) $  (919,067) $  (58,167) $  (45,961) $  (36,637) $  (40,191)
Net realized gains (losses)........    5,930,986    3,680,574      78,615     (14,093)    397,857     238,335
Change in unrealized gains (losses)   (5,994,653)   4,164,800     152,072      36,873     116,767     686,783
                                    ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................     (926,210)   6,926,307     172,520     (23,181)    477,987     884,927
                                    ------------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................    1,241,445    9,985,476      70,413   2,031,094      61,149      69,192
Benefit payments...................     (448,562)    (544,695)    (24,770)     (2,296)    (23,394)    (56,594)
Payments on termination............   (6,229,414)  (5,260,240)   (423,687)   (162,813)   (790,874)   (389,807)
Loans--net.........................         (215)        (119)         --          --         (39)         (8)
Contract maintenance charge........      (65,215)     (48,075)     (8,347)     (2,849)       (946)       (825)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (7,111,306)   6,342,329      41,290     587,585     565,714     407,814
                                    ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (12,613,267)  10,474,676    (345,101)  2,450,721    (188,390)     29,772
                                    ------------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I......           --           --          --          --          --          --
                                    ------------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................  (13,539,477)  17,400,983    (172,581)  2,427,540     289,597     914,699
NET ASSETS AT BEGINNING
  OF PERIOD........................   66,490,615   49,089,632   3,675,217   1,247,677   4,129,309   3,214,610
                                    ------------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD........................ $ 52,951,138  $66,490,615  $3,502,636  $3,675,217  $4,418,906  $4,129,309
                                    ============  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    4,454,327    3,660,040     310,703     106,593     251,549     249,293
       Units issued................      493,156    1,793,836      69,011     288,176      57,414      77,888
       Units redeemed..............   (1,263,444)    (999,549)    (96,065)    (84,066)    (67,140)    (75,632)
                                    ------------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end
     of period.....................    3,684,039    4,454,327     283,649     310,703     241,823     251,549
                                    ============  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        PIMCO Advisors            PIMCO Advisors           PIMCO Advisors
                                           Variable                  Variable                 Variable
                                           Insurance                Insurance                Insurance
                                             Trust                    Trust                    Trust
                                          Sub-Account              Sub-Account              Sub-Account
                                   ------------------------  -----------------------  -----------------------
                                             OpCap                                             OpCap
                                           Balanced                OpCap Equity             Renaissance
                                   ------------------------  -----------------------  -----------------------
                                       2007         2006         2007        2006         2007        2006
                                   -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (43,039) $  (181,753) $   (59,973) $  (70,834) $   (60,332) $  (90,334)
Net realized gains (losses).......   2,213,849      992,102    1,302,190     635,206      817,597      39,480
Change in unrealized
  gains (losses)..................  (3,521,737)   1,589,010   (1,048,753)    329,968     (409,782)    691,583
                                   -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................  (1,350,927)   2,399,359      193,464     894,340      347,483     640,729
                                   -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     391,582    1,187,681       38,243      42,997      133,172     788,564
Benefit payments..................    (218,105)    (209,783)     (50,607)    (40,570)     (26,542)    (10,527)
Payments on termination...........  (3,199,707)  (2,386,285)    (674,868)   (570,493)    (567,423)   (363,279)
Loans--net........................        (189)        (132)         (95)        (84)          --          --
Contract maintenance charge.......     (12,518)     (12,495)      (1,663)     (1,843)     (17,615)    (17,658)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (913,360)    (686,352)    (163,263)   (335,712)  (1,419,841)    (58,165)
                                   -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (3,952,297)  (2,107,366)    (852,253)   (905,705)  (1,898,249)    338,935
                                   -----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....          --           --           --          --           --          --
                                   -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (5,303,224)     291,993     (658,789)    (11,365)  (1,550,766)    979,664
NET ASSETS AT BEGINNING
  OF PERIOD.......................  27,850,670   27,558,677    7,140,272   7,151,637    7,176,600   6,196,936
                                   -----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $22,547,446  $27,850,670  $ 6,481,483  $7,140,272  $ 5,625,834  $7,176,600
                                   ===========  ===========  ===========  ==========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................   2,335,822    2,522,657      522,053     594,261      621,448     588,445
       Units issued...............     168,319      299,069       28,411      58,112       48,177     155,230
       Units redeemed.............    (494,449)    (485,904)     (88,696)   (130,320)    (204,256)   (122,227)
                                   -----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end
     of period....................   2,009,692    2,335,822      461,768     522,053      465,369     621,448
                                   ===========  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       PIMCO Advisors
                                          Variable               PIMCO Variable             PIMCO Variable
                                          Insurance                 Insurance                 Insurance
                                            Trust                     Trust                     Trust
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  -------------------------
                                            OpCap
                                          Small Cap               Foreign Bond               Money Market
                                  ------------------------  ------------------------  -------------------------
                                      2007         2006         2007         2006         2007          2006
                                  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (326,499) $  (331,788) $   511,870  $   511,008  $  1,445,633  $ 1,285,187
Net realized gains (losses)......   5,196,130    1,971,296     (107,061)     351,500            --           --
Change in unrealized
  gains (losses).................  (4,952,234)   2,754,177      158,449     (657,501)           --           --
                                  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
  from operations................     (82,603)   4,393,685      563,258      205,007     1,445,633    1,285,187
                                  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     277,893      496,297      455,456    4,840,585       518,005    3,417,708
Benefit payments.................     (88,484)     (79,191)    (149,113)    (482,584)     (775,544)    (523,745)
Payments on termination..........  (2,801,225)  (2,675,020)  (3,563,090)  (4,429,223)  (12,668,075)  (8,106,025)
Loans--net.......................        (196)        (173)         (72)         (78)          (66)         (74)
Contract maintenance charge......      (7,652)      (8,626)     (51,569)     (42,424)      (88,754)     (88,974)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............  (1,214,826)     104,052      681,909    1,489,433     9,667,169   10,128,512
                                  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (3,834,490)  (2,162,661)  (2,626,479)   1,375,709    (3,347,265)   4,827,402
                                  -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --            --           --
                                  -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (3,917,093)   2,231,024   (2,063,221)   1,580,716    (1,901,632)   6,112,589
NET ASSETS AT
  BEGINNING OF
  PERIOD.........................  22,490,281   20,259,257   29,149,243   27,568,527    45,006,297   38,893,708
                                  -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END
  OF PERIOD...................... $18,573,188  $22,490,281  $27,086,022  $29,149,243  $ 43,104,665  $45,006,297
                                  ===========  ===========  ===========  ===========  ============  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   1,300,891    1,435,562    2,577,721    2,410,478     4,244,276    3,774,357
       Units issued..............     121,985      355,530      405,227    1,299,353     2,750,491    3,769,632
       Units redeemed............    (352,530)    (490,201)    (631,550)  (1,132,110)   (3,062,138)  (3,299,713)
                                  -----------  -----------  -----------  -----------  ------------  -----------
   Units outstanding at end
     of period...................   1,070,346    1,300,891    2,351,398    2,577,721     3,932,629    4,244,276
                                  ===========  ===========  ===========  ===========  ============  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       PIMCO Variable             PIMCO Variable             PIMCO Variable
                                          Insurance                  Insurance                  Insurance
                                            Trust                      Trust                      Trust
                                         Sub-Account                Sub-Account                Sub-Account
                                  ------------------------  --------------------------  ------------------------
                                                                                              StocksPLUS(R)
                                                                                               Growth and
                                            PIMCO                      PIMCO                     Income
                                         Real Return               Total Return                 Portfolio
                                  ------------------------  --------------------------  ------------------------
                                      2007         2006         2007          2006          2007         2006
                                  -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $ 1,075,574  $   861,989  $  3,501,540  $  3,115,356  $   449,388  $   254,392
Net realized gains (losses)......    (231,951)     740,397      (358,423)       68,343      302,832      234,027
Change in unrealized
  gains (losses).................   2,133,932   (1,844,278)    4,074,172      (705,469)    (359,132)     435,807
                                  -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations................   2,977,555     (241,892)    7,217,289     2,478,230      393,088      924,226
                                  -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     608,591    6,961,175     1,757,157    13,323,888      199,656      103,416
Benefit payments.................    (345,486)    (369,219)     (784,626)   (1,011,139)     (26,136)     (21,897)
Payments on termination..........  (3,583,734)  (2,433,798)  (13,727,735)  (14,500,467)    (966,436)    (680,585)
Loans--net.......................          --           (2)         (635)         (671)         (10)         (13)
Contract maintenance charge......     (83,175)     (70,054)     (116,641)      (88,257)      (1,930)      (2,177)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   1,011,294    2,477,904     1,732,218     4,135,806     (300,294)    (571,745)
                                  -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (2,392,510)   6,566,006   (11,140,262)    1,859,160   (1,095,150)  (1,173,001)
                                  -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --            --            --           --           --
                                  -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................     585,045    6,324,114    (3,922,973)    4,337,390     (702,062)    (248,775)
NET ASSETS AT BEGINNING
  OF PERIOD......................  34,224,082   27,899,968   109,937,328   105,599,938    7,628,815    7,877,590
                                  -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $34,809,127  $34,224,082  $106,014,355  $109,937,328  $ 6,926,753  $ 7,628,815
                                  ===========  ===========  ============  ============  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   3,236,989    2,613,000     9,413,878     9,044,610      661,557      773,396
      Units issued...............     648,875    1,634,301     1,416,420     2,742,876       53,981       40,870
      Units redeemed.............    (869,284)  (1,010,312)   (2,315,981)   (2,373,608)    (145,057)    (152,709)
                                  -----------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at end
     of period...................   3,016,580    3,236,989     8,514,317     9,413,878      570,481      661,557
                                  ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Putnam                    Putnam                    Rydex
                                       Variable Trust            Variable Trust           Variable Trust
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  ----------------------
                                                                VT International
                                           VT High                 Growth and
                                            Yield                    Income                  Rydex OTC
                                  ------------------------  ------------------------  ----------------------
                                      2007         2006         2007         2006        2007        2006
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   648,619  $   600,893  $    30,240  $   (43,272) $  (35,926) $  (40,153)
Net realized gains (losses)......      20,377        1,195    3,254,427      648,090     220,309      92,950
Change in unrealized
  gains (losses).................    (518,614)     232,824   (2,542,784)   1,811,009     179,737      58,269
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................     150,382      834,912      741,883    2,415,827     364,120     111,066
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      54,402      104,267      150,586      199,941      18,744      25,745
Benefit payments.................     (69,933)     (81,565)     (69,807)    (103,094)         --          --
Payments on termination..........  (1,093,829)  (1,075,544)  (2,252,189)  (1,323,154)   (519,530)   (166,091)
Loans--net.......................         (42)         (50)         (30)          (8)        (15)        (18)
Contract maintenance charge......      (1,246)      (1,385)      (4,972)      (4,074)       (406)       (452)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (457,052)   1,128,617    2,413,892    4,215,027    (137,805)   (181,228)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....  (1,567,700)      74,340      237,480    2,984,638    (639,012)   (322,044)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --          --
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (1,417,318)     909,252      979,363    5,400,465    (274,892)   (210,978)
NET ASSETS AT BEGINNING
  OF PERIOD......................  10,435,568    9,526,316   13,570,770    8,170,305   2,554,985   2,765,963
                                  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $ 9,018,250  $10,435,568  $14,550,133  $13,570,770  $2,280,093  $2,554,985
                                  ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     724,178      719,766      730,712      551,265     379,984     419,117
       Units issued..............      83,347      157,928      314,406      407,899      26,965      26,228
       Units redeemed............    (189,480)    (153,516)    (300,453)    (228,452)   (108,002)    (65,361)
                                  -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period...................     618,045      724,178      744,665      730,712     298,947     379,984
                                  ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                Rydex              STI Classic            STI Classic
                                           Variable Trust         Variable Trust         Variable Trust
                                             Sub-Account           Sub-Account            Sub-Account
                                       ----------------------  -------------------  -----------------------
                                                                       STI
                                            Rydex Sector          International          STI Large Cap
                                              Rotation                Equity              Value Equity
                                       ----------------------  -------------------  -----------------------
                                          2007        2006        2007      2006        2007        2006
                                       ----------  ----------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).......... $  (75,031) $  (61,025) $      39  $    (76) $      (270) $     (611)
Net realized gains (losses)...........    529,602     236,987     61,167     2,420      675,174     196,594
Change in unrealized gains (losses)...    429,578      85,353    (53,119)   20,474     (476,095)    656,660
                                       ----------  ----------  ---------  --------  -----------  ----------
Increase (decrease) in net assets
  from operations.....................    884,149     261,315      8,087    22,818      198,809     852,643
                                       ----------  ----------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..............................     78,984   1,697,034        285     2,163       51,297      44,254
Benefit payments......................    (45,396)       (733)        --        --      (62,556)   (105,303)
Payments on termination...............   (402,677)   (275,379)   (18,813)   (2,986)    (894,991)   (413,022)
Loans--net............................         --          --         --        --          (57)        (50)
Contract maintenance charge...........    (10,262)     (6,558)       (31)      (87)      (2,124)     (1,934)
Transfers among the sub-accounts and
  with the Fixed Account--net.........    172,812     324,585   (110,634)   (2,066)  (1,479,778)  1,883,179
                                       ----------  ----------  ---------  --------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions...............   (206,539)  1,738,949   (129,193)   (2,976)  (2,388,209)  1,407,124
                                       ----------  ----------  ---------  --------  -----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.........         --          --         --        --           --          --
                                       ----------  ----------  ---------  --------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS..........................    677,610   2,000,264   (121,106)   19,842   (2,189,400)  2,259,767
NET ASSETS AT BEGINNING
  OF PERIOD...........................  4,425,964   2,425,700    121,106   101,264    5,821,696   3,561,929
                                       ----------  ----------  ---------  --------  -----------  ----------
NET ASSETS AT END
  OF PERIOD........................... $5,103,574  $4,425,964  $      --  $121,106  $ 3,632,296  $5,821,696
                                       ==========  ==========  =========  ========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period........................    334,043     199,299      8,535     8,762      426,431     313,340
       Units issued...................     68,554     254,539      4,034       165      115,117     234,360
       Units redeemed.................    (84,414)   (119,795)   (12,569)     (392)    (280,882)   (121,269)
                                       ----------  ----------  ---------  --------  -----------  ----------
   Units outstanding at end
     of period........................    318,183     334,043         --     8,535      260,666     426,431
                                       ==========  ==========  =========  ========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        STI Classic             T. Rowe Price             T. Rowe Price
                                      Variable Trust         Equity Series, Inc.       Equity Series, Inc.
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                        STI Classic
                                     Large Cap Growth           T. Rowe Price             T. Rowe Price
                                         Stock (g)              Equity Income            Mid-Cap Growth
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (21,254) $  (25,388) $    62,032  $    19,329  $  (355,049) $  (444,923)
Net realized gains (losses)......    153,531     217,996    4,130,429    2,568,312    4,515,491    5,529,723
Change in unrealized
  gains (losses).................    127,219      29,332   (3,321,020)   3,830,981     (171,832)  (3,722,429)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    259,496     221,940      871,441    6,418,622    3,988,610    1,362,371
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     29,582      49,383      523,095      684,462      441,095      624,561
Benefit payments.................    (17,200)         --     (504,750)    (299,375)    (186,059)    (198,408)
Payments on termination..........   (149,543)   (351,161)  (5,566,242)  (5,580,666)  (3,734,280)  (4,533,176)
Loans--net.......................         --          (2)        (455)        (562)         (53)         (39)
Contract maintenance charge......     (1,137)     (1,581)     (16,499)     (18,446)     (13,420)     (15,317)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    316,556       1,238   (2,097,298)  (1,703,605)  (2,323,771)  (2,397,733)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....    178,258    (302,123)  (7,662,149)  (6,918,192)  (5,816,488)  (6,520,112)
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....         --          --           --           --           --           --
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................    437,754     (80,183)  (6,790,708)    (499,570)  (1,827,878)  (5,157,741)
NET ASSETS AT BEGINNING
  OF PERIOD......................  1,924,157   2,004,340   41,229,793   41,729,363   26,600,563   31,758,304
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $2,361,911  $1,924,157  $34,439,085  $41,229,793  $24,772,685  $26,600,563
                                  ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    205,170     233,590    2,388,523    2,831,879    1,494,996    1,842,077
       Units issued..............     54,209     111,612      218,917      336,013       57,785       66,928
       Units redeemed............    (38,835)   (140,032)    (639,144)    (779,369)    (318,403)    (414,009)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................    220,544     205,170    1,968,296    2,388,523    1,234,378    1,494,996
                                  ==========  ==========  ===========  ===========  ===========  ===========

--------
(g)Previously known as STI Capital Appreciation.

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       T. Rowe Price            T. Rowe Price             T. Rowe Price
                                    Equity Series, Inc.    Equity Series, Inc. II    Equity Series, Inc. II
                                        Sub-Account              Sub-Account               Sub-Account
                                  ----------------------  ------------------------  ------------------------
                                       T. Rowe Price            T. Rowe Price
                                        New America               Blue Chip               T. Rowe Price
                                          Growth                  Growth II             Equity Income II
                                  ----------------------  ------------------------  ------------------------
                                     2007        2006         2007         2006         2007         2006
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (78,782) $  (71,822) $  (519,386) $  (357,818) $   (71,172) $  (101,940)
Net realized gains (losses)......    762,056     216,229      989,716      125,201    4,670,616    1,937,951
Change in unrealized
  gains (losses).................    (79,500)    135,775    3,141,418    2,562,680   (3,614,018)   6,581,103
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................    603,774     280,182    3,611,748    2,330,063      985,426    8,417,114
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     53,460     357,960      726,893   11,348,969    1,244,212   14,362,445
Benefit payments.................    (31,007)    (24,885)    (177,907)    (167,564)    (336,007)    (288,909)
Payments on termination..........   (731,092)   (769,394)  (2,362,215)  (1,428,007)  (4,749,664)  (2,857,376)
Loans--net.......................        (15)         (9)        (288)        (181)         (41)          --
Contract maintenance charge......     (1,966)     (2,271)     (78,886)     (45,189)    (135,159)    (106,224)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................    (70,026)    234,646   (1,070,105)   3,904,331     (903,229)   2,276,331
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....   (780,646)   (203,953)  (2,962,508)  13,612,359   (4,879,888)  13,386,267
                                  ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....         --          --           --           --           --           --
                                  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   (176,872)     76,229      649,240   15,942,422   (3,894,462)  21,803,381
NET ASSETS AT BEGINNING
  OF PERIOD......................  5,238,345   5,162,116   33,703,047   17,760,625   61,899,252   40,095,871
                                  ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $5,061,473  $5,238,345  $34,352,287  $33,703,047  $58,004,790  $61,899,252
                                  ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    523,566     540,839    2,875,928    1,631,802    4,683,813    3,544,663
       Units issued..............     68,393     109,054      253,374    1,614,397      429,742    1,914,923
       Units redeemed............   (139,180)   (126,327)    (482,392)    (370,271)    (786,475)    (775,773)
                                  ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................    452,779     523,566    2,646,910    2,875,928    4,327,080    4,683,813
                                  ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        T. Rowe Price             The Universal            The Universal
                                        International             Institutional            Institutional
                                        Series, Inc.               Funds, Inc.              Funds, Inc.
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  -----------------------
                                        T. Rowe Price
                                        International            Van Kampen UIF            Van Kampen UIF
                                            Stock                 Equity Growth              High Yield
                                  ------------------------  ------------------------  -----------------------
                                      2007         2006         2007         2006        2007         2006
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (15,106) $   (30,615) $  (435,012) $  (429,456) $  442,484  $   437,523
Net realized gains (losses)......   1,779,174      511,763    2,057,888      882,533     525,793    3,332,054
Change in unrealized
  gains (losses).................    (661,125)     947,661    3,670,268      203,342    (811,042)  (3,311,029)
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations................   1,102,943    1,428,809    5,293,144      656,419     157,235      458,548
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     151,460      251,483      178,382      256,421      43,953       38,531
Benefit payments.................     (48,171)     (63,037)    (210,778)    (263,857)    (53,069)     (63,077)
Payments on termination..........  (1,149,245)  (1,132,919)  (3,387,322)  (2,389,967)   (705,593)    (833,312)
Loans--net.......................         (24)         (23)         (94)         (94)        (25)         (33)
Contract maintenance charge......      (4,185)      (4,442)      (4,528)      (5,024)       (908)        (984)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................      48,836      826,700   (1,325,809)  (1,201,731)    (47,804)    (617,017)
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (1,001,329)    (122,238)  (4,750,149)  (3,604,252)   (763,446)  (1,475,892)
                                  -----------  -----------  -----------  -----------  ----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --           --
                                  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................     101,614    1,306,571      542,995   (2,947,833)   (606,211)  (1,017,344)
NET ASSETS AT BEGINNING
  OF PERIOD......................  10,000,687    8,694,116   27,890,653   30,838,486   6,517,623    7,534,967
                                  -----------  -----------  -----------  -----------  ----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $10,102,301  $10,000,687  $28,433,648  $27,890,653  $5,911,412  $ 6,517,623
                                  ===========  ===========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     822,696      823,117    2,215,717    2,512,271     563,140      694,375
       Units issued..............     148,303      257,679      192,959      140,301      38,304       68,638
       Units redeemed............    (215,256)    (258,100)    (527,623)    (436,855)   (102,977)    (199,873)
                                  -----------  -----------  -----------  -----------  ----------  -----------
   Units outstanding at end
     of period...................     755,743      822,696    1,881,053    2,215,717     498,467      563,140
                                  ===========  ===========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                                                            The Universal
                                         The Universal             The Universal            Institutional
                                         Institutional             Institutional             Funds, Inc.
                                          Funds, Inc.               Funds, Inc.              (Class II)
                                          Sub-Account               Sub-Account              Sub-Account
                                   ------------------------  ------------------------  ----------------------
                                        Van Kampen UIF            Van Kampen UIF           Van Kampen UIF
                                            Mid Cap                U.S. Mid Cap             Equity Growth
                                            Growth                     Value                 (Class II)
                                   ------------------------  ------------------------  ----------------------
                                       2007         2006         2007         2006        2007        2006
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (114,326) $  (119,140) $  (430,041) $  (568,357) $  (65,290) $  (56,732)
Net realized gains (losses).......   1,004,274      918,760    7,502,214    7,445,931     320,367      55,906
Change in unrealized
  gains (losses)..................     567,053     (268,499)  (3,815,806)   1,391,638     490,629     100,019
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   1,457,001      531,121    3,256,367    8,269,212     745,706      99,193
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      33,779       76,310      417,547      580,102      75,236     674,921
Benefit payments..................    (245,459)      (8,249)    (709,383)    (293,487)    (42,949)     (9,519)
Payments on termination...........    (971,447)    (860,832)  (5,738,474)  (4,531,148)   (499,080)   (196,264)
Loans--net........................         (55)         (22)        (454)        (378)         --          --
Contract maintenance charge.......      (2,028)      (2,202)     (12,266)     (12,823)     (2,237)     (1,999)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (287,289)    (278,599)  (3,599,131)   1,264,466    (369,361)    398,671
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (1,472,499)  (1,073,594)  (9,642,161)  (2,993,268)   (838,391)    865,810
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I.....          --           --           --           --          --          --
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................     (15,498)    (542,473)  (6,385,794)   5,275,944     (92,685)    965,003
NET ASSETS AT BEGINNING
  OF PERIOD.......................   7,587,321    8,129,794   50,763,673   45,487,729   4,029,213   3,064,210
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD....................... $ 7,571,823  $ 7,587,321  $44,377,879  $50,763,673  $3,936,528  $4,029,213
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period....................     610,133      704,120    3,167,761    3,358,253     334,765     260,200
       Units issued...............      99,967       91,471      369,703      648,399     139,059     131,765
       Units redeemed.............    (206,322)    (185,458)    (937,299)    (838,891)   (200,953)    (57,200)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period....................     503,778      610,133    2,600,165    3,167,761     272,871     334,765
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                        The Universal                Van Eck                  Van Eck
                                        Institutional               Worldwide                Worldwide
                                         Funds, Inc.                Insurance                Insurance
                                          (Class II)                  Trust                    Trust
                                         Sub-Account               Sub-Account              Sub-Account
                                  -------------------------  ----------------------  ------------------------
                                                                     Van Eck                  Van Eck
                                        Van Kampen UIF              Worldwide                Worldwide
                                          U.S. Real                 Absolute                 Emerging
                                      Estate (Class II)              Return                   Markets
                                  -------------------------  ----------------------  ------------------------
                                      2007          2006        2007        2006         2007         2006
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (302,345) $  (262,015) $  (20,192) $  (31,571) $  (169,136) $  (106,194)
Net realized gains (losses)......    6,826,434    4,467,428      91,425      25,727    3,554,528      803,392
Change in unrealized
  gains (losses).................  (14,285,578)   8,155,311      (9,343)    137,455      611,751    1,891,779
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations................   (7,761,489)  12,360,724      61,890     131,611    3,997,143    2,588,977
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................      747,051    9,164,886      40,180     430,946      260,320    3,495,534
Benefit payments.................     (120,214)    (120,044)     (7,262)     (1,376)     (91,223)     (16,063)
Payments on termination..........   (4,048,236)  (2,860,609)   (225,911)   (124,475)  (1,157,356)    (720,964)
Loans--net.......................          (73)         (95)         --          --           --           --
Contract maintenance charge......      (97,253)     (87,683)     (6,642)     (6,253)      (5,525)      (3,604)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   (6,597,378)   3,542,471     187,033     192,182       42,396    2,884,148
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (10,116,103)   9,638,926     (12,602)    491,024     (951,388)   5,639,051
                                  ------------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....           --           --          --          --           --           --
                                  ------------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (17,877,592)  21,999,650      49,288     622,635    3,045,755    8,228,028
NET ASSETS AT BEGINNING
  OF PERIOD......................   51,817,165   29,817,515   2,267,897   1,645,262   12,697,745    4,469,717
                                  ------------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $ 33,939,573  $51,817,165  $2,317,185  $2,267,897  $15,743,500  $12,697,745
                                  ============  ===========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........    2,559,464    1,987,370     217,323     168,561      590,465      284,817
       Units issued..............      410,192    1,308,661      46,149      91,347      358,469      613,443
       Units redeemed............     (907,747)    (736,567)    (46,700)    (42,585)    (409,921)    (307,795)
                                  ------------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end
     of period...................    2,061,909    2,559,464     216,772     217,323      539,013      590,465
                                  ============  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                           Van Eck
                                          Worldwide              Van Kampen Life          Van Kampen Life
                                          Insurance                Investment               Investment
                                            Trust               Trust (Class II)         Trust (Class II)
                                         Sub-Account               Sub-Account              Sub-Account
                                  ------------------------  ------------------------  ----------------------
                                           Van Eck               LIT Aggressive
                                       Worldwide Hard                Growth               LIT Government
                                           Assets                  (Class II)               (Class II)
                                  ------------------------  ------------------------  ----------------------
                                      2007         2006         2007         2006        2007        2006
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $  (270,840) $  (200,506) $  (163,801) $  (168,940) $  262,943  $  206,769
Net realized gains (losses)......   3,193,117    1,275,171    1,104,744    1,225,638     (12,562)    (24,609)
Change in unrealized
  gains (losses).................   3,238,635      931,424      614,488     (701,518)    243,386     (40,332)
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations................   6,160,912    2,006,089    1,555,431      355,180     493,767     141,828
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................     306,321    4,772,741       72,426      549,399     307,638   1,333,536
Benefit payments.................     (91,407)     (45,368)     (31,076)     (35,079)    (76,030)    (44,310)
Payments on termination..........  (2,381,194)    (755,752)  (1,300,711)    (778,354)   (721,223)   (652,460)
Loans--net.......................          --           --          (79)         (94)         --          --
Contract maintenance charge......      (5,976)      (4,873)      (4,627)      (5,019)    (22,808)    (20,703)
Transfers among the sub-accounts
  and with the Fixed
  Account--net...................   3,340,205      405,663     (694,320)    (573,875)    548,522     573,402
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.....   1,167,949    4,372,411   (1,958,387)    (843,022)     36,099   1,189,465
                                  -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate Account I....          --           --           --           --          --          --
                                  -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.....................   7,328,861    6,378,500     (402,956)    (487,842)    529,866   1,331,293
NET ASSETS AT BEGINNING
  OF PERIOD......................  14,770,218    8,391,718   10,651,564   11,139,406   9,079,738   7,748,445
                                  -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END
  OF PERIOD...................... $22,099,079  $14,770,218  $10,248,608  $10,651,564  $9,609,604  $9,079,738
                                  ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........     650,298      452,546      846,774      914,567     865,696     749,824
       Units issued..............     355,186      560,721       67,983      263,744     186,263     241,603
       Units redeemed............    (325,844)    (362,969)    (211,220)    (331,537)   (182,414)   (125,731)
                                  -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end
     of period...................     679,640      650,298      703,537      846,774     869,545     865,696
                                  ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended December 31,
--------------------------------------------------------------------------------

                                       Van Kampen Life
                                         Investment                Wells Fargo               Wells Fargo
                                      Trust (Class II)           Variable Trust            Variable Trust
                                         Sub-Account               Sub-Account               Sub-Account
                                  ------------------------  ------------------------  ------------------------
                                       LIT Growth and            Wells Fargo VT            Wells Fargo VT
                                           Income                   Advantage                 Advantage
                                         (Class II)                 Discovery                Opportunity
                                  ------------------------  ------------------------  ------------------------
                                      2007         2006         2007         2006         2007         2006
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)..... $   (91,079) $  (419,132) $  (125,845) $  (122,778) $  (152,006) $  (257,212)
Net realized gains (losses)......   5,358,046    6,106,288      694,823      457,999    2,531,609    2,387,424
Change in unrealized
  gains (losses).................  (4,356,162)   3,966,258      922,533      669,597   (1,542,920)    (400,710)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations................     910,805    9,653,414    1,491,511    1,004,818      836,683    1,729,502
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.........................   1,141,860   10,897,817      106,287      176,899      231,997      427,824
Benefit payments.................    (489,555)    (640,854)     (54,833)     (92,247)    (145,578)     (33,578)
Payments on termination..........  (8,665,995)  (6,775,142)  (1,264,264)  (1,035,406)  (1,738,743)  (1,567,784)
Loans--net.......................        (399)        (166)         (36)         (88)         (94)         (82)
Contract maintenance charge......     (94,526)     (72,191)      (5,013)      (5,770)      (9,054)     (10,381)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.............  (1,411,310)   3,168,349        6,975     (505,808)    (921,330)  (3,417,089)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions.....  (9,519,925)   6,577,813   (1,210,884)  (1,462,420)  (2,582,802)  (4,601,090)
                                  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in amounts
  retained in Allstate Financial
  Advisors Separate
  Account I......................          --           --           --           --           --           --
                                  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.....................  (8,609,120)  16,231,227      280,627     (457,602)  (1,746,119)  (2,871,588)
NET ASSETS AT BEGINNING
  OF PERIOD......................  77,589,412   61,358,185    7,916,213    8,373,815   16,559,980   19,431,568
                                  -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END
  OF PERIOD...................... $68,980,292  $77,589,412  $ 8,196,840  $ 7,916,213  $14,813,861  $16,559,980
                                  ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period.........   5,569,304    5,003,501      611,547      730,539    1,359,695    1,763,494
       Units issued..............     727,782    2,066,954      105,863      104,512       81,710      104,333
       Units redeemed............  (1,386,213)  (1,501,151)    (191,466)    (223,504)    (282,747)    (508,132)
                                  -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...................   4,910,873    5,569,304      525,944      611,547    1,158,658    1,359,695
                                  ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  Organization

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), subsequent to a transition period of twenty-four months or less from June 1, 2006, Prudential will be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. These contracts were closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

AIM Variable Insurance Funds                         The Alger American Fund
   AIM V. I. Basic Value                                Alger Growth
   AIM V. I. Capital Appreciation                       Alger Income & Growth
    AIM V. I. Demographic Trends (Merged into AIM       Alger Leveraged AllCap
       V. I. Capital Appreciation on                    Alger MidCap Growth
       November 3, 2006)                                Alger Small Capitalization

AIM Variable Insurance Funds Series II               The Alger American Fund (Series - S)
   AIM V. I. Basic Value II                             Alger Growth (Series - S)
   AIM V. I. Capital Appreciation II                    Alger Leveraged AllCap (Series - S)
   AIM V. I. Core Equity II                             Alger MidCap Growth (Series - S)
    AIM V. I. Demographic Trends II (Merged into
       AIM V. I. Capital Appreciation II on          DWS Investments Variable Insurance Trust Funds
       May 1, 2006)                                     DWS VIP Equity 500 Index B
   AIM V. I. Mid Cap Core Equity II                     DWS VIP Small Cap Index B
    AIM V. I. Premier Equity II (Merged into
       AIM V. I. Core Equity II on May 1, 2006)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DWS Variable Series I                                  Janus Aspen Series (Service Shares)
   DWS VIP Bond A                                         Balanced (Service Shares)
   DWS VIP Global Opportunities                           Foreign Stock (Service Shares)
   DWS VIP Growth and Income A                            Forty Portfolio (Service Shares)
   DWS VIP International                                   INTECH Risk-Managed Core Portfolio
                                                              (Service Shares)
DWS Variable Series II                                    Mid Cap Value (Service Shares)
   DWS VIP Balanced A                                     Small Company Value (Service Shares)
                                                          Worldwide Growth (Service Shares)
Federated Insurance Series
   Federated Capital Income Fund II                    Lazard Retirement Series, Inc.
   Federated Fund for U.S. Government Securities II       Emerging Markets
   Federated High Income Bond Fund II                     International Equity

Fidelity Variable Insurance Products Fund              Legg Mason Partners Variable Portfolios I, Inc
   VIP Asset Manager                                       Legg Mason Variable All Cap Portfolio I
   VIP Contrafund                                             (On April 27, 2007 Legg Mason Variable
   VIP Equity-Income                                          All Cap Portfolio I merged into Legg
   VIP Growth                                                 Mason Partners Variable Fundamental
   VIP Index 500                                              Value)
   VIP Money Market                                        Legg Mason Variable Investors Portfolio I
   VIP Overseas                                               (On April 27, 2007 Legg Mason Variable
                                                              Investors Portfolio II merged into Legg
Fidelity Variable Insurance Products Fund                     Mason Variable Investors Portfolio I)
(Service Class 2)                                          Legg Mason Variable Fundamental Value
   VIP Asset Manager (Service Class 2)                        Portfolio
   VIP Contrafund (Service Class 2)                        Legg Mason Variable All Cap Portfolio II
   VIP Equity-Income (Service Class 2)                        (On April 27, 2007 Legg Mason Variable
   VIP Growth (Service Class 2)                               All Cap Portfolio II merged into Legg
   VIP Index 500 (Service Class 2)                            Mason Partners Variable Fundamental
   VIP Investment Grade Bond (Service Class 2)                Value)
   VIP Money Market (Service Class 2)                     Legg Mason Variable Global High Yield Bond II
   VIP Overseas (Service Class 2)                          Legg Mason Variable Investors Portfolio II
                                                              (On April 27, 2007 Legg Mason Variable
Goldman Sachs Variable Insurance Trust                        Investors Portfolio II merged into Legg
    VIT Strategic International Equity (Previously            Mason Variable Investors Portfolio I)
       known as VIT International Equity)
   VIT Structured Small Cap Equity Fund                MFS Variable Insurance Trust
                                                          MFS Emerging Growth
J.P. Morgan Series Trust II                               MFS Investors Trust
   Small Company                                          MFS New Discovery
                                                          MFS Research
Janus Aspen Series                                        MFS Total Return
   Balanced
   Flexible Bond                                       MFS Variable Insurance Trust (Service Class)
   Forty Portfolio                                        MFS High Income (Service Class)
   Large Cap Growth                                       MFS Investor Growth Stock (Service Class)
   Mid Cap Growth                                         MFS Investors Trust (Service Class)
   Worldwide Growth                                       MFS New Discovery (Service Class)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class)          STI Classic Variable Trust (continued)
(continued)                                               STI International Equity (Closed on
   MFS Total Return (Service Class)                          April 27, 2007)
   MFS Utilities (Service Class)                         STI Large Cap Value Equity
   MFS Value (Service Class)
                                                      T. Rowe Price Equity Series, Inc.
Oppenheimer Variable Account Funds                       T. Rowe Price Equity Income
(Service Class ("SC"))                                   T. Rowe Price Mid-Cap Growth
   Oppenheimer Global Securities (SC)                    T. Rowe Price New America Growth
   Oppenheimer Main Street Small Cap Growth (SC)
   Oppenheimer MidCap Fund (SC)                       T. Rowe Price Equity Series, Inc.--II
                                                         T. Rowe Price Blue Chip Growth II
Panorama Series Fund, Inc. (Service Class ("SC"))        T. Rowe Price Equity Income II
   Oppenheimer International Growth (SC)
                                                      T. Rowe Price International Series, Inc.
PIMCO Advisors Variable Insurance Trust                  T. Rowe Price International Stock
   OpCap Balanced
   OpCap Equity                                       The Universal Institutional Funds, Inc.
   OpCap Renaissance                                     Van Kampen UIF Equity Growth
   OpCap Small Cap                                       Van Kampen UIF High Yield
                                                         Van Kampen UIF Mid Cap Growth
PIMCO Variable Insurance Trust                           Van Kampen UIF U.S. Mid Cap Value
   Foreign Bond
   Money Market                                       The Universal Institutional Funds, Inc. (Class II)
   PIMCO Real Return                                     Van Kampen UIF Equity Growth (Class II)
   PIMCO Total Return                                    Van Kampen UIF U.S. Real Estate (Class II)
   StocksPLUS(R) Growth and Income Portfolio
                                                      Van Eck Worldwide Insurance Trust
Putnam Variable Trust                                    Van Eck Worldwide Absolute Return
   VT High Yield                                         Van Eck Worldwide Emerging Markets
   VT International Growth and Income                    Van Eck Worldwide Hard Assets

Rydex Variable Trust                                  Van Kampen Life Investment Trust (Class II)
   Rydex OTC                                             LIT Aggressive Growth (Class II)
   Rydex Sector Rotatio                                  LIT Government (Class II)
                                                         LIT Growth and Income (Class II)
STI Classic Variable Trust
    STI Classic Large Cap Growth Stock (Previously    Wells Fargo Variable Trust
       known as STI Capital Appreciation)                Wells Fargo VT Advantage Discovery
                                                         Wells Fargo VT Advantage Opportunity

   The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2.  Summary of Significant Accounting Policies

   Investments--Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and net asset value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   Contracts in payout (annuitization) period--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72 %, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the variable annuity account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid.

   Dividends--Dividends declared by the Funds are recognized on the ex-dividend date.

   Net Realized Gains and Losses--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   Federal Income Taxes--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2007 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase or decrease within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   Pending accounting standard--In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which redefines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In November 2007, the FASB decided to allow deferral of the effective date of SFAS No. 157 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Account has no nonfinancial assets or nonfinancial liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Account's financial statements; however, SFAS No. 157 requires additional disclosures.

3.  Expenses

   Mortality and Expense Risk Charge--Lincoln Benefit assumes mortality and an expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

   Administrative Expense Charge--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   Contract Maintenance Charge--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as redemption of units.

   Withdrawal Charge--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the Contract and declines to 0% after a specified period depending upon the Contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments

   The cost of purchases of investments for the year ended December 31, 2007 were as follows:

                                                                                 Purchases
                                                                                -----------
Investments in the AIM Variable Insurance Funds Sub-Accounts:
   AIM V. I. Basic Value....................................................... $ 5,019,148
   AIM V. I. Capital Appreciation..............................................      19,114

Investments in the AIM Variable Insurance Funds Series II Sub-Accounts:
   AIM V. I. Basic Value II....................................................   1,499,192
   AIM V. I. Capital Appreciation II...........................................     281,623
   AIM V. I. Core Equity II....................................................   1,734,117
   AIM V. I. Mid Cap Core Equity II............................................   1,810,015

Investments in the Alger American Fund Sub-Accounts:
   Alger Growth................................................................   1,022,882
   Alger Income & Growth.......................................................     627,799
   Alger Leveraged AllCap......................................................   3,769,719
   Alger MidCap Growth.........................................................   7,929,320
   Alger Small Capitalization..................................................   4,453,242

Investments in the Alger American Fund (Series - S) Sub-Accounts:
   Alger Growth (Series - S)...................................................   1,238,738
   Alger Leveraged AllCap (Series - S).........................................   9,157,178
   Alger MidCap Growth (Series - S)............................................   3,810,012

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS VIP Equity 500 Index B..................................................     619,496
   DWS VIP Small Cap Index B...................................................     273,384

Investments in the DWS Variable Series I Sub-Accounts:
   DWS VIP Bond A..............................................................   1,790,885
   DWS VIP Global Opportunities................................................   3,624,548
   DWS VIP Growth and Income A.................................................     439,594
   DWS VIP International.......................................................   1,818,239

Investments in the DWS Variable Series II Sub-Accounts:
   DWS VIP Balanced A..........................................................     712,753

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II............................................   1,044,852
   Federated Fund for U.S. Government Securities II............................  10,058,706
   Federated High Income Bond Fund II..........................................   4,053,366

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager Growth....................................................   1,902,578
   VIP Contrafund..............................................................  24,422,730
   VIP Equity-Income...........................................................   9,259,796
   VIP Growth..................................................................   3,337,477
   VIP Index 500...............................................................   4,701,795
   VIP Money Market............................................................  32,849,733
   VIP Overseas................................................................   5,551,642

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                              Purchases
                                                                                             -----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)...................................................... $ 1,435,994
   VIP Contrafund (Service Class 2).........................................................  16,692,180
   VIP Equity-Income (Service Class 2)......................................................   8,650,601
   VIP Growth (Service Class 2).............................................................   1,991,326
   VIP Index 500 (Service Class 2)..........................................................   4,582,241
   VIP Investment Grade Bond (Service Class 2)..............................................  11,783,496
   VIP Money Market (Service Class 2).......................................................  39,572,409
   VIP Overseas (Service Class 2)...........................................................  11,209,579

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity (a)...................................................   1,081,229
   VIT Structured Small Cap Equity..........................................................     820,087

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   Small Company............................................................................     219,446

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced.................................................................................   2,928,654
   Flexible Bond............................................................................   3,115,535
   Forty Portfolio..........................................................................   1,086,850
   Large Cap Growth.........................................................................     870,590
   Mid Cap Growth...........................................................................   4,817,776
   Worldwide Growth.........................................................................   1,424,332

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
   Balanced (Service Shares)................................................................   1,529,602
   Foreign Stock (Service Shares)...........................................................   5,386,068
   Forty Portfolio (Service Shares).........................................................   2,386,193
   INTECH Risk-Managed Core Portfolio (Service Shares)......................................     588,294
   Mid Cap Value (Service Shares)...........................................................   4,252,648
   Small Company Value (Service Shares).....................................................   2,803,360
   Worldwide Growth (Service Shares)........................................................     495,511

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets.........................................................................   4,792,576
   International Equity.....................................................................     895,393

--------
(a)Previously known as VIT International Equity.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                            Purchases
                                                                                           -----------
Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I (b)(c)......................................... $   697,309
   Legg Mason Variable All Cap Portfolio II (c)(d)........................................     219,437
   Legg Mason Variable Fundamental Value Portfolio (b)(d)(e)..............................  14,377,496
   Legg Mason Variable Global High Yield Bond II..........................................   5,290,715
   Legg Mason Variable Investors Portfolio I (f)..........................................   4,874,624
   Legg Mason Variable Investors Portfolio II (c)(f)......................................     341,563

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Emerging Growth....................................................................     279,512
   MFS Investors Trust....................................................................     413,688
   MFS New Discovery......................................................................   1,379,704
   MFS Research...........................................................................     189,777
   MFS Total Return.......................................................................   4,453,940

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)........................................................   3,005,343
   MFS Investor Growth Stock (Service Class)..............................................     885,276
   MFS Investors Trust (Service Class)....................................................     296,941
   MFS New Discovery (Service Class)......................................................   1,105,095
   MFS Total Return (Service Class).......................................................   2,163,296
   MFS Utilities (Service Class)..........................................................   2,304,913
   MFS Value (Service Class)..............................................................   1,900,379

Investments in the Oppenheimer Variable Account Funds (Service Class ("SC")) Sub-Accounts:
   Oppenheimer Global Securities (SC).....................................................   2,991,438
   Oppenheimer Main Street Small Cap Growth (SC)..........................................   7,334,862
   Oppenheimer MidCap Fund (Service Shares)...............................................     686,468

Investments in the Panorama Series Fund, Inc. (Service Class ("SC")) Sub-Accounts:
   Oppenheimer International Growth (SC)..................................................     936,886

Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
   OpCap Balanced.........................................................................   3,239,731
   OpCap Equity...........................................................................   1,418,744
   OpCap Renaissance......................................................................     982,372
   OpCap Small Cap........................................................................   6,037,246

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                                     Purchases
                                                                                    -----------
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond.................................................................... $ 4,647,299
   Money Market....................................................................  27,601,363
   PIMCO Real Return...............................................................   6,559,279
   PIMCO Total Return..............................................................  16,249,166
   StocksPLUS(R) Growth and Income Portfolio.......................................     989,807

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield...................................................................   1,766,680
   VT International Growth and Income..............................................   7,926,444

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex OTC.......................................................................     138,102
   Rydex Sector Rotation...........................................................   1,272,738

Investments in the STI Classic Variable Trust Sub-Accounts:
   STI Classic Large Cap Growth Stock Fund (g).....................................     648,454
   STI International Equity........................................................      11,119
   STI Large Cap Value Equity......................................................   1,412,568

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income.....................................................   4,377,382
   T. Rowe Price Mid-Cap Growth....................................................   2,939,025
   T. Rowe Price New America Growth................................................     919,198

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II...............................................   2,126,937
   T. Rowe Price Equity Income II..................................................   8,041,278

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock...............................................   2,199,984

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Equity Growth....................................................   1,759,605
   Van Kampen UIF High Yield.......................................................     833,739
   Van Kampen UIF Mid Cap Growth...................................................   1,175,815
   Van Kampen UIF U.S. Mid Cap Value...............................................   9,059,363

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Equity Growth (Class II).........................................     494,996
   Van Kampen UIF U.S. Real Estate (Class II)......................................  11,873,161

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck Worldwide Absolute Return...............................................     496,168
   Van Eck Worldwide Emerging Markets..............................................  11,200,681
   Van Eck Worldwide Hard Assets...................................................  11,011,643

--------
(g)Previously known as STI Capital Appreciation.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  Purchases of Investments (continued)

                                                                              Purchases
                                                                             ------------
Investments in the Van Kampen Life Investment Trust (Class II) Sub-Accounts:
   LIT Aggressive Growth (Class II)......................................... $  1,493,767
   LIT Government (Class II)................................................    2,050,596
   LIT Growth and Income (Class II).........................................   10,553,893

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery.......................................    1,089,204
   Wells Fargo Advantage VT Opportunity.....................................    2,698,407
                                                                             ------------
                                                                             $507,670,259
                                                                             ============

5.  Financial Highlights

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

Items in the following table are notated as follows:

    * Investment Income Ratio--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** Expense Ratio--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

    ***Total Return--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                           At December 31,                For the year ended December 31,
                                 ----------------------------------- -----------------------------------------
                                          Accumulation
                                 Units     Unit Value     Net Assets  Investment     Expense         Total
                                 (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                                 ------ ----------------- ---------- ------------- -----------  --------------
Investments in the AIM Variable
  Insurance Funds Sub-
  Accounts:
   AIM V. I. Basic Value
   2007......................... 1,809   $12.29 - 12.67    $22,698       0.57%     1.25 - 2.05%  -0.55 -  0.28%
   2006......................... 2,150    12.36 - 12.63     26,968       0.39      1.25 - 2.05   10.89 - 11.80
   2005......................... 2,276    11.15 - 11.30     25,613       0.09      1.25 - 2.05    3.57 -  4.43
   2004 (r)(s).................. 2,446    10.76 - 10.82     26,418       0.00      1.25 - 2.05    7.62 -  8.21

   AIM V. I. Capital Appreciation
   2007.........................    79    11.31 - 11.40        900       0.00      1.35 - 2.05    9.71 - 10.49
   2006 (h)(i)..................    96    10.31 - 10.32        993       0.12      1.35 - 2.05    3.08 -  3.19

   AIM V. I. Demographic Trends
   2006 (h).....................    --      NA - NA             --       0.00      0.00 - 0.00      NA - NA
   2005.........................   123     9.62 -  9.92      1,203       0.00      1.35 - 2.05    4.04 -  4.78
   2004.........................   150     9.24 -  9.47      1,410       0.00      1.35 - 2.05    6.03 -  6.79
   2003.........................   144     8.72 -  8.87      1,267       0.00      1.35 - 2.05  -12.83 - 35.61

Investments in the AIM Variable
  Insurance Funds Series II Sub-
  Accounts:
   AIM V. I. Basic Value II
   2007.........................   949    11.99 - 12.45     11,713       0.31      1.35 - 2.30   -0.98 - -0.01
   2006......................... 1,139    12.11 - 12.45     14,094       0.14      1.35 - 2.30   10.35 - 11.42
   2005......................... 1,007    10.97 - 11.18     11,203       0.00      1.35 - 2.30    3.01 -  4.01
   2004 (t).....................   591    10.65 - 10.75      6,340       0.00      1.35 - 2.30    6.51 -  7.45

   AIM V. I. Capital Appreciation II
   2007.........................   278    12.25 - 12.73      3,503       0.00      1.35 - 2.30    9.15 - 10.22
   2006 (j).....................   307    11.23 - 11.55      3,521       0.00      1.35 - 2.30    3.63 -  4.63
   2005.........................   233    10.83 - 11.04      2,556       0.00      1.35 - 2.30    6.09 -  7.12
   2004 (t).....................   116    10.21 - 10.30      1,188       0.00      1.35 - 2.30    2.13 -  3.03

--------
(h)On November 3, 2006, AIM V. I. Demographic Trends merged into AIM V. I. Capital Appreciation.
(i)For the period beginning November 3, 2006 and ended December 31, 2006.
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(s)On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                          At December 31,                For the year ended December 31,
                                ----------------------------------- ----------------------------------------
                                         Accumulation
                                Units     Unit Value     Net Assets  Investment     Expense        Total
                                (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                                ------ ----------------- ---------- ------------- -----------  -------------
Investments in the AIM Variable
  Insurance Funds Series II
  Sub-Accounts (continued):
   AIM V. I. Core Equity II
   2007........................   688   $11.31 - 11.49    $ 7,875       1.01%     1.35 - 2.30%  5.38 -  6.41%
   2006 (k)(l).................   658    10.73 - 10.80      7,099       1.00      1.35 - 2.30   7.30 -  8.00

   AIM V. I. Demographic Trends II
   2006 (j)....................    --      NA - NA             --       0.00      0.00 - 0.00     NA - NA
   2005........................    65    10.58 - 10.78        699       0.00      1.35 - 2.30   3.64 -  4.64
   2004 (t)....................    31    10.21 - 10.30        319       0.00      1.35 - 2.30   2.10 -  3.00

   AIM V. I. Mid Cap Core Equity II
   2007........................ 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30   6.76 -  7.80
   2006........................ 1,324    12.38 - 12.73     16,754       0.84      1.35 - 2.30   8.44 -  9.49
   2005........................   919    11.42 - 11.63     10,635       0.37      1.35 - 2.30   4.81 -  5.82
   2004 (t)....................   493    10.89 - 10.99      5,403       0.04      1.35 - 2.30   8.92 -  9.89

   AIM V. I. Premier Equity II
   2006 (k)....................    --     N/A - N/A            --       0.74      0.00 - 0.00     NA - NA
   2005........................   144    10.49 - 10.68      1,533       0.86      1.35 - 2.30   2.95 -  3.94
   2004 (t)....................    74    10.19 - 10.28        761       0.49      1.35 - 2.30   1.87 -  2.77

Investments in the
  The Alger American Fund
  Sub-Accounts:
   Alger Growth
   2007........................ 1,383     8.57 - 14.46     16,577       0.36      1.25 - 1.80  17.79 - 18.45
   2006........................ 1,697     7.27 - 12.21     17,538       0.12      1.25 - 1.80   3.28 -  3.85
   2005........................ 2,162     7.04 - 11.76     22,037       0.22      1.25 - 1.80  10.04 - 10.65
   2004........................ 2,389     6.40 - 10.62     22,746       0.00      1.25 - 1.80   3.62 -  4.19
   2003........................ 2,416     6.17 - 10.20     23,001       0.00      1.25 - 1.80  32.75 - 33.48

   Alger Income & Growth
   2007........................ 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80   8.16 -  8.76
   2006........................ 1,517     7.79 - 13.67     17,599       1.25      1.25 - 1.80   7.36 -  7.96
   2005........................ 1,910     7.25 - 12.67     21,089       1.08      1.25 - 1.80   1.60 -  2.16
   2004........................ 2,214     7.14 - 12.40     24,441       0.55      1.25 - 1.80   5.92 -  6.51
   2003........................ 2,447     6.74 - 11.64     26,121       0.29      1.25 - 1.80  27.53 - 28.23

--------
(j)On May 1, 2006, AIM V. I. Demographic Trends II merged into AIM V. I. Capital Appreciation II.
(k)On May 1, 2006, AIM V. I. Premier Equity II merged into AIM V. I. Core Equity II.
(l)For the period beginning May 1, 2006 and ended December 31, 2006.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- ----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense        Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------ ----------------- ---------- ------------- -----------  -------------
Investments in the
  The Alger American Fund
  Sub-Accounts (continued):
   Alger Leveraged AllCap
   2007....................... 1,641   $ 9.99 - 22.61    $25,316       0.00%     1.25 - 1.80% 31.14 - 31.87%
   2006....................... 1,667     7.62 - 17.15     19,984       0.00      1.25 - 1.80  17.14 - 17.79
   2005....................... 1,732     6.51 - 14.56     18,242       0.00      1.25 - 1.80  12.41 - 13.03
   2004....................... 1,931     5.79 - 12.88     18,677       0.00      1.25 - 1.80   6.26 -  6.84
   2003....................... 1,850     5.45 - 12.06     18,049       0.00      1.25 - 1.80  32.32 - 33.05

   Alger MidCap Growth
   2007....................... 1,907    14.57 - 26.12     37,730       0.00      1.25 - 1.80  29.20 - 29.92
   2006....................... 2,206    11.28 - 20.10     34,151       0.00      1.25 - 1.80   8.18 -  8.78
   2005....................... 2,641    10.42 - 18.48     38,590       0.00      1.25 - 1.80   7.87 -  8.46
   2004....................... 2,634     9.66 - 17.04     35,746       0.00      1.25 - 1.80  11.03 - 11.64
   2003....................... 2,484     8.70 - 15.26     31,408       0.00      1.25 - 1.80  45.16 - 45.96

   Alger Small Capitalization
   2007....................... 1,414     9.03 - 14.98     17,989       0.00      1.25 - 1.80  15.14 - 15.78
   2006....................... 1,482     7.84 - 12.94     16,243       0.00      1.25 - 1.80  17.88 - 18.53
   2005....................... 1,712     6.65 - 10.91     16,121       0.00      1.25 - 1.80  14.80 - 15.43
   2004....................... 1,788     5.79 -  9.45     14,871       0.00      1.25 - 1.80  14.49 - 15.12
   2003....................... 1,739     5.06 -  8.21     12,925       0.00      1.25 - 1.80  39.81 - 40.58

Investments in the
  The Alger American Fund (Series-S)
  Sub-Accounts:
   Alger Growth (Series-S)
   2007....................... 1,028    13.02 - 13.60     15,288       0.11      1.35 - 2.45  16.69 - 18.01
   2006....................... 1,160    11.15 - 11.52     14,604       0.00      1.35 - 2.45   2.34 -  3.49
   2005....................... 1,161    10.90 - 11.13     14,221       0.12      1.35 - 2.45   8.99 - 10.21
   2004.......................   807    10.00 - 12.83      9,296       0.00      1.35 - 2.45   0.00 -  3.82
   2003 (u)...................   138    12.29 - 12.36      1,699       0.00      1.35 - 2.15  22.94 - 23.61

   Alger Leveraged AllCap (Series-S)
   2007.......................   424    17.09 - 17.75      7,470       0.00      1.35 - 2.30  30.12 - 31.39
   2006.......................   400    13.13 - 13.51      5,365       0.00      1.35 - 2.30  16.23 - 17.36
   2005.......................   256    11.30 - 11.51      2,936       0.00      1.35 - 2.30  11.54 - 12.62
   2004 (t)...................    87    10.13 - 10.22        889       0.00      1.35 - 2.30   1.30 -  2.19

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                          At December 31,                For the year ended December 31,
                                ----------------------------------- ----------------------------------------
                                         Accumulation
                                Units     Unit Value     Net Assets  Investment     Expense        Total
                                (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                                ------ ----------------- ---------- ------------- -----------  -------------
Investments in the The Alger
  American Fund (Series-S)
  Sub-Accounts (continued):
   Alger MidCap Growth (Series-S)
   2007........................ 1,075   $15.52 - 16.12    $17,169       0.00%     1.35 - 2.30% 28.24 - 29.49%
   2006........................ 1,173    12.11 - 12.45     14,499       0.00      1.35 - 2.30   7.36 -  8.41
   2005........................   907    11.27 - 11.48     10,371       0.00      1.35 - 2.30   7.03 -  8.07
   2004 (t)....................   415    10.53 - 10.63      4,401       0.00      1.35 - 2.30   5.35 -  6.28

Investments in the DWS Series I
  Sub-Accounts:
   DWS VIP Bond A
   2007........................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80   2.31 -  2.88
   2006........................ 1,072    12.90 - 13.67     14,708       3.83      1.25 - 1.80   2.85 -  3.42
   2005........................ 1,327    12.54 - 13.22     17,730       3.74      1.25 - 1.80   0.78 -  1.33
   2004........................ 1,509    12.45 - 13.05     20,076       4.13      1.25 - 1.80   3.50 -  4.07
   2003........................ 1,611    12.03 - 12.54     20,921       4.34      1.25 - 1.80   3.19 -  3.76

   DWS VIP Global Opportunities
   2007........................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80   7.37 -  7.97
   2006........................   855    13.12 - 24.54     15,664       1.04      1.25 - 1.80  19.91 - 20.57
   2005........................   909    10.94 - 20.36     14,079       0.55      1.25 - 1.80  16.09 - 16.72
   2004........................   736     9.43 - 17.44     10,063       0.24      1.25 - 1.80  21.15 - 21.81
   2003........................   641     7.78 - 14.32      7,673       0.06      1.25 - 1.80  46.43 - 47.24

   DWS VIP Growth and Income A
   2007........................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80  -0.46 -  0.09
   2006........................   299     9.87 - 11.34      3,222       0.97      1.25 - 1.80  11.61 - 12.22
   2005........................   366     8.85 - 10.11      3,539       1.28      1.25 - 1.80   4.18 -  4.75
   2004........................   426     8.49 -  9.65      3,943       0.81      1.25 - 1.80   8.20 -  8.79
   2003........................   449     7.85 -  8.87      3,859       0.93      1.25 - 1.80  24.48 - 25.17

   DWS VIP International
   2007........................   504    10.81 - 15.80      6,646       2.70      1.25 - 1.80  12.53 - 13.16
   2006........................   569     9.61 - 13.97      6,680       1.74      1.25 - 1.80  23.67 - 24.35
   2005........................   490     7.77 - 11.23      4,671       1.61      1.25 - 1.80  14.10 - 14.73
   2004........................   480     6.81 -  9.79      4,039       1.27      1.25 - 1.80  14.45 - 15.08
   2003........................   459     5.95 -  8.51      3,444       1.01      1.25 - 1.80  25.47 - 26.17

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                       At December 31,                For the year ended December 31,
                             ----------------------------------- ----------------------------------------
                                      Accumulation
                             Units     Unit Value     Net Assets  Investment     Expense        Total
                             (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                             ------ ----------------- ---------- ------------- -----------  -------------

Investments in the DWS
  Series II Sub-Accounts:
   DWS VIP Balanced A
   2007.....................   911   $11.78 - 11.95    $10,829       3.46%     1.25 - 1.80%  2.96 -  3.53%
   2006..................... 1,216    11.44 - 11.54     13,998       2.56      1.25 - 1.80   8.28 -  8.88
   2005 (m)(n).............. 1,517    10.56 - 10.60     16,065       0.00      1.25 - 1.80   5.62 -  6.02

Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS VIP Equity 500 Index B
   2007.....................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05   2.87 -  3.61
   2006.....................   282    15.05 - 15.45      4,333       0.91      1.35 - 2.05  12.89 - 13.69
   2005.....................   281    13.33 - 13.59      3,799       1.36      1.35 - 2.05   2.28 -  3.01
   2004.....................   272    13.03 - 13.19      3,580       0.98      1.35 - 2.05   8.06 -  8.83
   2003 (u).................   110    12.06 - 12.12      1,333       0.00      1.35 - 2.05  20.61 - 21.19

   DWS VIP Small Cap Index B
   2007.....................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05  -4.18 - -3.49
   2006.....................    81    18.57 - 19.06      1,544       0.36      1.35 - 2.05  14.79 - 15.61
   2005.....................    81    16.18 - 16.49      1,333       0.44      1.35 - 2.05   2.59 -  1.87
   2004.....................    79    15.88 - 16.07      1,264       0.22      1.35 - 2.05  15.89 - 58.81
   2003 (u).................    54    13.81 - 13.87        753       0.00      1.35 - 1.95  38.11 - 38.67

Investments in the Federated
  Insurance Series
  Sub-Accounts:
   Federated Capital Income Fund II
   2007.....................   505     8.97 - 10.25      5,623       5.59      1.25 - 1.80   2.17 -  2.74
   2006.....................   676     8.78 -  9.98      7,411       5.78      1.25 - 1.80  13.58 - 14.21
   2005.....................   769     7.73 -  8.74      7,537       5.48      1.25 - 1.80   4.39 -  4.97
   2004.....................   955     7.40 -  8.32      9,163       4.42      1.25 - 1.80   7.96 -  8.56
   2003..................... 1,008     6.86 -  7.67      9,113       5.98      1.25 - 1.80  18.52 - 19.17

   Federated Fund for U.S. Government Securities II
   2007..................... 2,265    13.07 - 14.15     31,456       3.97      1.25 - 1.80   4.38 -  4.96
   2006..................... 2,044    12.52 - 13.48     27,755       4.43      1.25 - 1.80   2.29 -  2.85
   2005..................... 2,656    12.24 - 13.10     35,338       4.27      1.25 - 1.80   0.21 -  0.76
   2004..................... 3,350    12.22 - 13.01     44,723       4.61      1.25 - 1.80   1.76 -  2.32
   2003..................... 4,333    12.01 - 12.71     57,279       4.42      1.25 - 1.80   0.54 -  1.09

--------
(m)For the period beginning April 29, 2005 and ended December 31, 2005.
(n)On April 29, 2005, Balanced merged into Total Return.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,               For the year ended December 31,
                              -------------------------------- ----------------------------------------
                                      Accumulation
                                       Unit Value
                              Units      Lowest     Net Assets  Investment     Expense        Total
                              (000s)   to Highest     (000s)   Income Ratio*   Ratio**      Return***
                              ------ -------------- ---------- ------------- -----------  -------------
Investments in the Federated
  Insurance Series Sub-
  Account (continued):
   Federated High Income Bond Fund II
   2007...................... 1,600  $13.23 - 13.37  $22,372       8.36%     1.25 - 1.80%  1.57 -  2.14%
   2006...................... 1,914   13.03 - 13.09   26,267       8.51      1.25 - 1.80   8.83 -  9.43
   2005...................... 2,157   11.96 - 11.97   27,425       8.43      1.25 - 1.80   0.83 -  1.38
   2004...................... 2,572   11.80 - 11.87   32,896       7.10      1.25 - 1.80   8.49 -  9.09
   2003...................... 2,278   10.81 - 10.94   27,544       7.13      1.25 - 1.80  20.04 - 20.70

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
   VIP Asset Manager
   2007......................   830   11.87 - 14.47   13,085       5.98      1.25 - 1.80  13.43 - 14.06
   2006...................... 1,018   10.47 - 12.69   14,251       2.88      1.25 - 1.80   5.41 -  5.99
   2005...................... 1,285    9.93 - 11.97   17,045       2.73      1.25 - 1.80   2.19 -  2.76
   2004...................... 1,455    9.72 - 11.65   19,256       2.71      1.25 - 1.80   3.59 -  4.16
   2003...................... 1,378    9.38 - 11.19   18,163       3.49      1.25 - 1.80  15.87 - 16.51

   VIP Contrafund
   2007...................... 4,241   14.99 - 21.54   86,547       0.88      1.25 - 1.80  15.48 - 16.12
   2006...................... 5,056   12.98 - 18.55   90,482       1.28      1.25 - 1.80   9.73 - 10.33
   2005...................... 5,650   11.83 - 16.81   93,940       0.28      1.25 - 1.80  14.86 - 15.49
   2004...................... 5,563   10.30 - 14.55   82,371       0.32      1.25 - 1.80  13.42 - 14.04
   2003...................... 5,122    9.08 - 12.76   69,173       0.41      1.25 - 1.80  26.17 - 26.87

   VIP Equity-Income
   2007...................... 2,639   14.43 - 16.54   53,256       1.68      1.25 - 1.80  -0.29 -  0.26
   2006...................... 3,284   14.47 - 16.50   66,863       3.26      1.25 - 1.80  18.06 - 18.70
   2005...................... 3,908   12.26 - 13.90   68,010       1.68      1.25 - 1.80   3.98 -  4.55
   2004...................... 4,609   11.79 - 13.29   78,276       1.54      1.25 - 1.80   9.54 - 10.14
   2003...................... 4,757   10.76 - 12.07   76,824       1.66      1.25 - 1.80  28.01 - 28.71

   VIP Growth
   2007...................... 2,650    8.39 - 14.42   38,988       0.84      1.25 - 1.80  24.69 - 25.38
   2006...................... 3,053    6.73 - 11.50   37,182       0.41      1.25 - 1.80   4.95 -  5.53
   2005...................... 3,680    6.41 - 10.90   43,527       0.51      1.25 - 1.80   3.92 -  4.49
   2004...................... 4,353    6.17 - 10.43   50,937       0.27      1.25 - 1.80   1.53 -  2.09
   2003...................... 4,209    6.08 - 10.22   53,360       0.26      1.25 - 1.80  30.48 - 31.20

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- -----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  --------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Index 500
   2007...................... 4,599   $ 9.90 - 13.78    $56,360       3.62%     1.25 - 1.80%   3.55 -  4.12%
   2006...................... 5,382     9.56 - 13.23     64,225       1.77      1.25 - 1.80   13.67 - 14.30
   2005...................... 6,386     8.41 - 11.58     67,773       1.81      1.25 - 1.80    2.96 -  3.53
   2004...................... 7,332     8.17 - 11.18     76,112       1.28      1.25 - 1.80    8.64 -  9.24
   2003...................... 7,054     7.52 - 10.24     68,654       1.32      1.25 - 1.80   26.12 - 26.81

   VIP Money Market
   2007...................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -  3.91
   2006...................... 3,845    10.75 - 12.02     45,939       4.76      1.25 - 1.80    3.02 -  3.58
   2005...................... 3,979    10.43 - 11.60     46,171       3.05      1.25 - 1.80    1.20 -  1.76
   2004...................... 4,252    10.31 - 11.40     48,867       1.22      1.25 - 1.80  -0.60 -  -0.05
   2003...................... 5,698    10.37 - 11.41     66,354       1.02      1.25 - 1.80  -0.80 -  -0.26

   VIP Overseas
   2007...................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 - 15.85
   2006...................... 1,693    10.91 - 15.77     25,209       0.86      1.25 - 1.80   15.98 - 16.62
   2005...................... 1,685     9.41 - 13.53     22,304       0.61      1.25 - 1.80   16.93 - 17.57
   2004...................... 1,686     8.04 - 11.50     19,549       1.06      1.25 - 1.80   11.61 - 12.22
   2003...................... 1,355     7.21 - 10.25     14,775       0.69      1.25 - 1.80   40.81 - 41.59

Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2007......................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 - 13.61
   2006......................   566    10.70 - 11.06      6,207       2.34      1.35 - 2.45    4.52 -  5.69
   2005......................   476    10.24 - 10.46      4,954       1.93      1.35 - 2.45    1.25 -  2.38
   2004 (t)..................   270    10.11 - 10.22      2,756       0.00      1.35 - 2.45    1.13 -  2.17

   VIP Contrafund (Service Class 2)
   2007...................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 - 15.71
   2006...................... 3,163    14.01 - 14.41     45,256       1.07      1.35 - 2.30    8.88 -  9.93
   2005...................... 1,984    12.87 - 13.11     25,877       0.06      1.35 - 2.30   13.97 - 15.08
   2004 (t)..................   510    11.29 - 11.39      5,790       0.00      1.35 - 2.30   12.90 - 13.89

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- ----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense        Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                              ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Equity-Income (Service Class 2)
   2007...................... 3,047   $12.77 - 13.34    $40,490       1.58%     1.35 - 2.45% -1.22 - -0.10%
   2006...................... 3,348    12.93 - 13.66     44,632       2.91      1.35 - 2.45  17.00 - 18.31
   2005...................... 2,630    11.05 - 11.54     29,743       1.22      1.35 - 2.45   2.99 -  4.15
   2004...................... 1,791    10.73 - 11.08     19,558       0.82      1.35 - 2.45   7.30 -  9.73
   2003......................   679     9.91 - 10.10      6,825       1.26      1.35 - 2.15  27.24 - 28.27

   VIP Growth (Service Class 2)
   2007...................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30  23.73 - 24.94
   2006...................... 1,587    10.44 - 13.87     19,082       0.16      1.35 - 2.30   4.13 -  5.14
   2005...................... 1,633    10.02 - 13.19     19,097       0.25      1.35 - 2.30   3.08 -  4.08
   2004...................... 1,309     9.72 - 12.68     15,221       0.07      1.35 - 2.30  -2.77 -  1.73
   2003 (u)..................   304    12.39 - 12.46      3,785       0.00      1.35 - 2.15  23.94 - 24.61

   VIP Index 500 (Service Class 2)
   2007...................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30   2.75 -  3.75
   2006...................... 3,969    12.18 - 12.53     49,418       1.34      1.35 - 2.30  12.79 - 13.88
   2005...................... 3,054    10.80 - 11.00     33,451       0.95      1.35 - 2.30   2.16 -  3.15
   2004 (t).................. 1,158    10.57 - 10.67     12,331       0.00      1.35 - 2.30   5.75 -  6.68

   VIP Investment Grade Bond (Service Class 2)
   2007...................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30   1.68 -  2.67
   2006...................... 4,751    10.26 - 10.55     52,012       3.47      1.35 - 2.30   1.75 -  2.73
   2005...................... 3,930    10.08 - 10.27     42,498       3.12      1.35 - 2.30  -0.44 -  0.52
   2004...................... 2,930    10.13 - 11.73     32,485       3.09      1.35 - 2.30   1.26 -  2.78
   2003...................... 1,647    11.19 - 11.41     18,454       2.66      1.35 - 2.15   2.69 -  3.53

   VIP Money Market (Service Class 2)
   2007...................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45   2.37 -  3.53
   2006...................... 5,497    10.09 - 10.43     56,927       4.84      1.35 - 2.45   2.07 -  3.21
   2005...................... 3,564     9.89 - 10.10     35,844       2.86      1.35 - 2.45   0.27 -  1.39
   2004 (t).................. 1,523     9.86 -  9.97     15,140       0.77      1.35 - 2.45  -1.36 - -0.35

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                           At December 31,                 For the year ended December 31,
                                 ----------------------------------- ------------------------------------------
                                          Accumulation
                                 Units     Unit Value     Net Assets  Investment     Expense         Total
                                 (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                                 ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance Products
  Fund (Service Class 2)
  Sub-Accounts (continued):
   VIP Overseas (Service Class 2)
   2007......................... 2,661   $16.45 - 17.18    $45,858       2.99%     1.35 - 2.45%  14.17 -  15.46%
   2006......................... 2,713    14.41 - 14.88     40,588       0.50      1.35 - 2.45   14.90 -  16.19
   2005......................... 1,374    12.54 - 13.57     17,935       0.33      1.35 - 2.45   15.88 -  17.18
   2004.........................   677    10.82 - 11.58      7,703       0.48      1.35 - 2.45    8.20 -  11.78
   2003.........................   172    10.21 - 10.36      1,812       0.15      1.35 - 1.95   40.25 -  41.11

Investments in the Goldman
  Sachs Variable Insurance Trust
  Sub-Accounts:
   VIT Strategic International Equity (a)
   2007.........................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42
   2006.........................   425    12.92 - 13.11      5,542       1.58      1.40 - 1.60   20.17 -  20.41
   2005.........................   466    10.75 - 10.89      5,059       0.33      1.40 - 1.60   11.90 -  12.13
   2004.........................   435     9.61 -  9.71      4,204       1.13      1.40 - 1.60   11.68 -  11.91
   2003.........................   423     8.61 -  8.68      3,661       4.07      1.40 - 1.60   33.34 -  33.61

   VIT Structured Small Cap Equity Fund
   2007.........................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88
   2006.........................   206    19.93 - 20.22      4,138       0.63      1.40 - 1.60   10.49 -  10.71
   2005.........................   235    18.04 - 18.26      4,280       0.20      1.40 - 1.60    4.39 -   4.60
   2004.........................   335    17.28 - 17.46      5,828       0.20      1.40 - 1.60   14.48 -  14.71
   2003.........................   308    15.10 - 15.22      4,670       0.29      1.40 - 1.60   43.69 -  43.98

Investments in the J.P. Morgan
  Series Trust II Sub-Accounts:
   Small Company
   2007.........................   228    15.27 - 15.52      3,525       0.01      1.40 - 1.60   -7.18 -  -6.99
   2006.........................   264    16.45 - 16.69      4,395       0.00      1.40 - 1.60   13.19 -  13.41
   2005.........................   344    14.54 - 14.72      5,036       0.00      1.40 - 1.60    1.78 -   1.98
   2004.........................   412    14.28 - 14.43      5,923       0.00      1.40 - 1.60   25.15 -  25.40
   2003.........................   350    11.41 - 11.51      4,022       0.00      1.40 - 1.60   33.82 -  34.09

--------
(a)Previously known as VIT International Equity.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- ----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense        Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Janus Aspen
  Series Sub-Accounts:
   Balanced
   2007....................... 2,514   $12.36 - 18.86    $48,451       2.51%     1.25 - 1.80%  8.55 -  9.16%
   2006....................... 3,149    11.39 - 17.28     56,236       2.05      1.25 - 1.80   8.75 -  9.35
   2005....................... 3,776    10.47 - 15.81     63,190       2.17      1.25 - 1.80   6.03 -  6.61
   2004....................... 4,454     9.88 - 14.82     71,733       2.18      1.25 - 1.80   6.59 -  7.18
   2003....................... 4,922     9.27 - 13.83     75,826       2.19      1.25 - 1.80  12.02 - 12.63

   Flexible Bond
   2007....................... 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80   5.12 -  5.70
   2006....................... 1,351    13.07 - 14.02     19,349       4.63      1.25 - 1.80   2.36 -  2.93
   2005....................... 1,632    12.77 - 13.62     23,311       5.35      1.25 - 1.80   0.19 -  0.74
   2004....................... 1,891    12.74 - 13.52     27,294       5.63      1.25 - 1.80   2.11 -  2.68
   2003....................... 2,081    12.48 - 13.17     29,735       5.03      1.25 - 1.80   4.50 -  5.07

   Forty Portfolio
   2007.......................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05  34.17 - 35.13
   2006.......................   517    13.43 - 13.68      7,041       0.34      1.35 - 2.05   7.11 -  7.87
   2005.......................   540    12.53 - 12.68      6,835       0.21      1.35 - 2.05  10.54 - 11.33
   2004 (r)(v)................   506    11.34 - 11.39      5,759       0.47      1.35 - 2.05  13.39 - 13.93

   Large Cap Growth
   2007....................... 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80  13.03 - 32.70
   2006....................... 2,279     6.61 - 11.68     30,124       0.46      1.25 - 1.80   9.40 - 10.00
   2005....................... 2,815     6.04 - 10.61     34,630       0.31      1.25 - 1.80   2.43 -  3.00
   2004....................... 3,471     5.90 - 10.31     42,700       0.13      1.25 - 1.80   2.65 -  3.22
   2003....................... 4,186     5.75 -  9.98     52,040       0.09      1.25 - 1.80  29.38 - 30.10

   Mid Cap Growth
   2007....................... 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80  19.85 - 20.52
   2006....................... 1,861     5.42 - 15.50     27,114       0.00      1.25 - 1.80  11.59 - 12.20
   2005....................... 2,132     4.86 - 13.81     29,155       0.00      1.25 - 1.80  10.31 - 10.92
   2004....................... 2,547     4.41 - 12.45     33,097       0.00      1.25 - 1.80  18.59 - 19.25
   2003....................... 2,551     3.71 - 10.44     29,458       0.00      1.25 - 1.80  32.69 - 33.43

   Worldwide Growth
   2007....................... 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80   7.66 -  8.26
   2006....................... 2,394     6.90 - 12.59     35,678       1.67      1.25 - 1.80  16.10 - 16.74
   2005....................... 3,021     5.95 - 10.79     39,276       1.27      1.25 - 1.80   3.98 -  4.55
   2004....................... 3,764     5.72 - 10.32     48,443       0.94      1.25 - 1.80   2.91 -  3.48
   2003....................... 4,528     5.56 -  9.97     58,867       1.05      1.25 - 1.80  21.78 - 22.45

--------
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(v)On April 30, 2004, LSA Capital Appreciation merged into Forty Portfolio.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- -----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense         Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                               ------ ----------------- ---------- ------------- -----------  --------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts:
   Balanced (Service Shares)
   2007.......................   928   $12.88 - 13.37    $12,314       2.30%     1.35 - 2.30%   7.74 -  8.79%
   2006....................... 1,013    11.95 - 12.29     12,371       2.16      1.35 - 2.30    7.88 -  8.93
   2005.......................   701    11.08 - 11.28      7,877       2.46      1.35 - 2.30    5.19 -  6.21
   2004 (t)...................   266    10.53 - 10.62      2,824       3.14      1.35 - 2.30    5.32 -  6.25

   Foreign Stock (Service Shares)
   2007.......................   952    15.52 - 17.06     15,852       1.50      1.25 - 2.30   15.52 - 16.78
   2006.......................   947    13.43 - 14.60     13,592       1.60      1.25 - 2.30   15.35 - 16.60
   2005.......................   905    11.64 - 12.53     11,289       0.87      1.25 - 2.30    3.80 -  4.92
   2004.......................   775    11.22 - 11.94      9,329       0.32      1.25 - 2.30   12.18 - 16.75
   2003.......................   365    10.23 - 11.82      3,877       0.56      1.25 - 2.05   30.66 - 31.73

   Forty Portfolio (Service Shares)
   2007.......................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 - 34.78
   2006.......................   454    13.35 - 13.74      6,207       0.17      1.35 - 2.30    6.61 -  7.65
   2005.......................   294    12.53 - 12.76      3,728       0.01      1.35 - 2.30    9.98 - 11.04
   2004 (t)...................    80    11.39 - 11.49        920       0.05      1.35 - 2.30   13.90 - 14.91

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2007.......................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -  4.69
   2006.......................   513    13.18 - 13.56      6,913       0.13      1.35 - 2.30    8.23 -  9.28
   2005.......................   428    12.18 - 12.41      5,282       9.13      1.35 - 2.30    8.37 -  9.42
   2004 (t)...................   140    11.24 - 11.34      1,582       0.52      1.35 - 2.30   12.39 - 13.39

   Mid Cap Value (Service Shares)
   2007....................... 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -  5.72
   2006....................... 1,864    13.54 - 13.92     25,797       2.94      1.35 - 2.30   12.43 - 13.52
   2005....................... 1,278    12.04 - 12.27     15,611       5.90      1.35 - 2.30    7.48 -  8.52
   2004 (t)...................   339    11.20 - 11.30      3,825       0.90      1.35 - 2.30   12.04 - 13.03

   Small Company Value (Service Shares)
   2007.......................   574    11.91 - 12.22      6,978       1.13      1.35 - 2.30  -8.28 -  -7.39
   2006.......................   552    12.98 - 13.19      7,256       0.00      1.35 - 2.30   20.23 - 29.82
   2005 (m)...................   189    10.91 - 10.97      2,067       0.00      1.35 - 2.20    9.10 -  9.74

--------
(m)For the period beginning April 29, 2005 and ended December 31, 2005.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                            At December 31,                For the year ended December 31,
                                  ----------------------------------- ----------------------------------------
                                           Accumulation
                                  Units     Unit Value     Net Assets  Investment     Expense        Total
                                  (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                                  ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Janus Aspen
  Series (Service Shares)
  Sub-Accounts (continued):
   Worldwide Growth (Service Shares)
   2007..........................  267    $11.10 - 11.61    $ 3,265       0.57%     1.35 - 2.05%  7.11 -  7.88%
   2006..........................  279     10.36 - 10.76      3,141       1.56      1.35 - 2.05  15.53 - 16.35
   2005..........................  295      8.97 -  9.25      2,852       1.17      1.35 - 2.05   3.41 -  4.15
   2004..........................  305      8.67 -  8.88      2,827       0.94      1.35 - 2.05   2.38 -  3.12
   2003..........................  296      8.47 -  8.61      2,626       0.81      1.35 - 2.05  21.15 - 22.01

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets
   2007..........................  351     41.92 - 43.87     13,887       1.13      1.35 - 2.05  30.56 - 31.50
   2006..........................  416     32.11 - 33.36     12,546       0.49      1.35 - 2.05  27.29 - 28.20
   2005..........................  465     25.22 - 26.02     10,945       0.31      1.35 - 2.05  37.90 - 38.88
   2004..........................  347     18.29 - 18.74      5,879       0.64      1.35 - 2.05  27.91 - 28.83
   2003..........................  234     14.30 - 14.54      3,075       0.04      1.35 - 2.05  49.81 - 50.88

   International Equity
   2007..........................  207     13.45 - 13.67      2,812       2.46      1.40 - 1.60   9.02 -  9.24
   2006..........................  231     12.34 - 12.52      2,871       1.05      1.40 - 1.60  20.59 - 20.83
   2005..........................  221     10.23 - 10.36      2,281       0.90      1.40 - 1.60   8.90 -  9.11
   2004..........................  234      9.40 -  9.49      2,213       0.52      1.40 - 1.60  13.16 - 13.38
   2003..........................  231      8.30 -  8.37      1,931       0.28      1.40 - 1.60  26.49 - 26.74

Investments in the Legg Mason
  Partners Variable Portfolios I,
  Inc. Sub-Accounts:
   Legg Mason Variable All Cap Portfolio I
   2007 (b)(c)...................   --       NA - NA             --       0.29         --  - --     NA - NA
   2006..........................  656     12.01 - 12.55     10,497       1.22      1.35 - 2.15  15.58 - 16.52
   2005..........................  863     10.39 - 10.77     11,681       0.83      1.35 - 2.15   1.82 -  2.65
   2004..........................  930     10.21 - 10.49     12,327       0.56      1.35 - 2.15   5.98 -  6.85
   2003..........................  861      9.63 -  9.82     10,749       0.27      1.35 - 2.15  -3.69 - 37.16

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- ----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense        Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                              ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Legg Mason
  Partners Variable
  Portfolios I, Inc.
  Sub-Accounts (continued):
   Legg Mason Variable All Cap Portfolio II
   2007 (d)(c)...............    --      NA - NA        $    --        0.04%      --  - -- %    NA - NA
   2006......................   217   $11.94 - 12.28      2,641        1.23     1.35 - 2.30  15.17 - 16.29%
   2005......................   156    10.37 - 10.56      1,642        0.79     1.35 - 2.30   1.34 -  2.32
   2004 (t)..................    82    10.23 - 10.32        845        0.34     1.35 - 2.30   2.34 -  3.24

   Legg Mason Variable Fundamental Value Portfolio
   2007 (b)(d)(e)............ 1,198     9.45 -  9.51     11,379        2.53     1.35 - 2.30  -5.54 - -4.91

   Legg Mason Variable Global High Yield Bond II
   2007...................... 2,484    11.44 - 11.89     29,280        6.79     1.35 - 2.30  -2.63 - -1.68
   2006...................... 2,617    11.75 - 12.09     31,430        6.63     1.35 - 2.30   7.81 -  8.86
   2005...................... 1,814    10.90 - 11.10     20,052        8.28     1.35 - 2.30   1.17 -  2.15
   2004 (t)..................   656    10.78 - 10.87      7,115       11.18     1.35 - 2.30   7.76 -  8.71

   Legg Mason Variable Investors Portfolio I
   2007 (f).................. 1,326     9.68 - 13.81     16,942        1.31     1.25 - 2.30  -3.15 -  2.60
   2006...................... 1,169    13.13 - 13.46     15,626        1.60     1.25 - 2.15  15.72 - 16.79
   2005...................... 1,250    11.35 - 11.53     14,351        1.14     1.25 - 2.15   4.24 -  5.22
   2004 (r)(w)............... 1,376    10.89 - 10.95     15,049        2.81     1.25 - 2.15   8.87 -  9.54

   Legg Mason Variable Investors Portfolio II
   2007 (f)(c)...............    --      NA - NA             --        0.00       --  -  --     NA - NA
   2006......................   230    12.30 - 12.65      2,897        1.03     1.35 - 2.30  15.05 - 16.17
   2005......................   209    10.69 - 10.89      2,269        0.85     1.35 - 2.30   3.51 -  4.51
   2004 (t)..................   106    10.33 - 10.42      1,107        1.72     1.35 - 2.30   3.30 -  4.21

--------
(b)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value.
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(d)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value.
(e)For the period beginning May 1, 2007 and ended December 31, 2007.
(f)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I.
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(w)On April 30, 2004, LSA Value Equity merged into Investors.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                For the year ended December 31,
                           ----------------------------------- ----------------------------------------
                                    Accumulation
                           Units     Unit Value     Net Assets  Investment     Expense        Total
                           (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
-                          ------ ----------------- ---------- ------------- -----------  -------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Emerging Growth
   2007...................   626   $ 6.65 - 13.80    $ 6,462       0.00%     1.25 - 1.80% 19.00 - 19.66%
   2006...................   735     5.59 - 11.53      6,444       0.00      1.25 - 1.80   5.97 -  6.56
   2005...................   843     5.27 - 10.82      7,070       0.00      1.25 - 1.80   7.25 -  7.84
   2004...................   903     4.92 - 10.03      7,161       0.00      1.25 - 1.80  10.94 - 11.56
   2003...................   902     4.43 -  9.00      6,686       0.00      1.25 - 1.80  27.91 - 28.61

   MFS Investors Trust
   2007...................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80   8.33 -  8.93
   2006...................   518     9.68 - 11.82      5,677       0.50      1.25 - 1.80  10.98 - 11.59
   2005...................   639     8.72 - 10.60      6,365       0.55      1.25 - 1.80   5.40 -  5.98
   2004...................   712     8.28 - 10.00      6,741       0.62      1.25 - 1.80   9.37 -  9.97
   2003...................   756     7.57 -  9.09      6,566       0.61      1.25 - 1.80  19.97 - 20.63

   MFS New Discovery
   2007...................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80   0.68 -  1.24
   2006...................   984     8.87 - 19.24     11,950       0.00      1.25 - 1.80  11.20 - 11.81
   2005................... 1,108     7.98 - 17.21     12,174       0.00      1.25 - 1.80   3.37 -  3.94
   2004................... 1,275     7.71 - 16.56     13,851       0.00      1.25 - 1.80   4.62 -  5.20
   2003................... 1,127     7.37 - 15.74     12,453       0.00      1.25 - 1.80  31.33 - 32.06

   MFS Research
   2007...................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80  11.17 - 11.79
   2006...................   335     8.14 - 12.09      3,730       0.51      1.25 - 1.80   8.51 -  9.11
   2005...................   381     7.50 - 11.09      3,910       0.51      1.25 - 1.80   5.88 -  6.46
   2004...................   481     7.09 - 10.41      4,716       1.04      1.25 - 1.80  13.78 - 14.41
   2003...................   497     6.23 -  9.10      4,296       0.64      1.25 - 1.80  22.48 - 23.16

   MFS Total Return
   2007................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80   2.35 -  2.91
   2006................... 2,240    14.24 - 16.26     34,778       2.36      1.25 - 1.80   9.90 - 10.51
   2005................... 2,595    12.96 - 14.71     36,627       1.98      1.25 - 1.80   0.99 -  1.55
   2004................... 2,556    12.83 - 14.49     35,647       1.64      1.25 - 1.80   9.34 -  9.94
   2003................... 2,207    11.74 - 13.18     28,160       1.45      1.25 - 1.80  14.25 - 14.88

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                            At December 31,                For the year ended December 31,
-                                 ----------------------------------- -----------------------------------------
                                           Accumulation
                                  Units     Unit Value     Net Assets  Investment     Expense         Total
                                  (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
-                                 ------ ----------------- ---------- ------------- -----------  --------------
Investments in the MFS Variable
  Insurance Trust (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2007..........................   894   $11.22 - 11.66    $10,323       7.27%     1.35 - 2.30%  -0.81 -  0.16%
   2006..........................   950    11.31 - 11.64     10,976       7.15      1.35 - 2.30    7.47 -  8.51
   2005..........................   818    10.53 - 10.72      8,733       6.45      1.35 - 2.30   -0.29 -  0.68
   2004 (t)......................   431    10.56 - 10.65      4,584       0.73      1.35 - 2.30    5.58 -  6.52

   MFS Investor Growth Stock (Service Class)
   2007.......................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -  9.52
   2006.......................... 1,485    11.08 - 11.40     16,829       0.00      1.35 - 2.30    4.84 -  5.86
   2005..........................   806    10.57 - 10.77      8,636       0.03      1.35 - 2.30    1.84 -  2.82
   2004 (t)......................    68    10.38 - 10.47        715       0.00      1.35 - 2.30    3.79 -  4.71

   MFS Investors Trust (Service Class)
   2007..........................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -  8.54
   2006..........................   232    12.34 - 12.69      2,917       0.25      1.35 - 2.30   10.11 - 11.18
   2005..........................   205    11.20 - 11.41      2,323       0.27      1.35 - 2.30    5.58 - 12.05
   2004 (t)......................    88    10.72 - 10.81        953       0.04      1.35 - 2.25    7.20 -  8.10

   MFS New Discovery (Service Class)
   2007..........................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -  0.86
   2006..........................   743    11.09 - 11.16      8,453       0.00      1.35 - 2.30   10.34 - 11.41
   2005..........................   758     9.95 - 10.12      7,756       0.00      1.35 - 2.30    2.62 -  3.62
   2004..........................   754     9.60 -  9.86      7,434       0.00      1.35 - 2.30   -1.43 -  4.78
   2003..........................   439     8.99 -  9.17      4,138       0.00      1.35 - 2.15  -10.10 - 31.63

   MFS Total Return (Service Class)
   2007.......................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -  2.52
   2006.......................... 1,774    11.63 - 12.02     21,178       2.16      1.35 - 2.45    8.90 - 10.12
   2005.......................... 1,545    10.68 - 10.91     16,782       1.65      1.35 - 2.45    0.09 -  1.22
   2004 (t)......................   667    10.67 - 10.78      7,176       0.09      1.35 - 2.45    6.74 -  7.83

   MFS Utilities (Service Class)
   2007..........................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 - 25.83
   2006..........................   448    16.60 - 17.34      8,829       1.66      1.35 - 2.15   28.15 - 29.20
   2005..........................   499    12.95 - 13.42      7,601       0.47      1.35 - 2.15   14.07 - 15.00
   2004..........................   360    11.36 - 11.67      4,785       1.23      1.35 - 2.15   27.06 - 28.09
   2003..........................   238     8.94 -  9.11      2,389       1.69      1.35 - 2.15  -10.63 - 33.74

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- -----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense         Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                               ------ ----------------- ---------- ------------- -----------  --------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class) Sub-Accounts
  (continued):
   MFS Value (Service Class)
   2007.......................   574   $14.26 - 14.81    $ 8,431       0.89%     1.35 - 2.30%   5.11 -  6.13%
   2006.......................   611    13.57 - 13.95      8,470       0.77      1.35 - 2.30   17.74 - 18.88
   2005.......................   443    11.52 - 11.74      5,181       0.56      1.35 - 2.30    4.03 -  5.03
   2004 (t)...................   154    11.08 - 11.17      1,715       0.04      1.35 - 2.30   10.77 - 11.75

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Class ("SC"))
  Sub-Accounts:
   Oppenheimer Global Securities (SC)
   2007....................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -  4.64
   2006....................... 1,510    14.43 - 14.84     22,253       0.77      1.35 - 2.30   14.67 - 15.78
   2005....................... 1,139    12.58 - 12.82     14,534       0.64      1.35 - 2.30   11.44 - 12.52
   2004 (t)...................   525    11.29 - 11.39      5,968       0.00      1.35 - 2.30   12.91 - 13.90

   Oppenheimer Main Street Small Cap Growth (SC)
   2007....................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30  -3.67 -  -2.62
   2006....................... 4,454    13.48 - 16.14     66,491       0.02      1.25 - 2.30   12.03 - 13.24
   2005....................... 3,660    12.03 - 14.26     49,090       0.00      1.25 - 2.30    7.20 -  8.36
   2004....................... 2,781    11.22 - 13.16     35,809       0.00      1.25 - 2.30   12.24 - 17.70
   2003....................... 1,509    11.18 - 11.96     17,137       0.00      1.25 - 2.05   41.29 - 42.45

   Oppenheimer MidCap Fund (SC)
   2007.......................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -  4.60
   2006.......................   311    11.69 - 11.88      3,675       0.00      1.35 - 2.30    1.32 - 16.87
   2005 (m)...................   107    11.65 - 11.72      1,248       0.00      1.35 - 2.20   16.55 - 17.23

Investments in the Panorama
  Series Fund, Inc.
  (Service Class ("SC"))
  Sub-Accounts:
   Oppenheimer International Growth (SC)
   2007.......................   242    17.22 - 18.13      4,419       0.73      1.35 - 2.15   10.55 - 11.46
   2006.......................   252    15.57 - 16.27      4,129       0.34      1.35 - 2.15   26.48 - 27.51
   2005.......................   249    12.31 - 12.76      3,215       0.65      1.35 - 2.15   12.49 - 13.40
   2004.......................   216    10.95 - 11.25      2,457       1.29      1.35 - 2.15   14.63 - 15.57
   2003.......................   164     9.55 -  9.74      1,613       0.70      1.35 - 2.15   -4.51 - 43.57

--------
(m)For the period beginning April 29, 2005 and ended December 31, 2005.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                        At December 31,                For the year ended December 31,
                              ----------------------------------- -----------------------------------------
                                       Accumulation
                              Units     Unit Value     Net Assets  Investment     Expense         Total
                              (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                              ------ ----------------- ---------- ------------- -----------  --------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Accounts:
   OpCap Balanced
   2007...................... 2,010   $10.89 - 11.33    $22,547       1.42%     1.25 - 2.30% -6.65 -  -5.63%
   2006...................... 2,336    11.67 - 12.01     27,851       0.82      1.25 - 2.30    8.26 -  9.43
   2005...................... 2,523    10.78 - 10.97     27,559       0.30      1.25 - 2.30    0.38 -  1.47
   2004 (r)(y)............... 2,654    10.74 - 10.81     28,646       0.00      1.25 - 2.30    7.35 -  8.12

   OpCap Equity
   2007......................   462    13.87 - 14.10      6,481       0.64      1.40 - 1.60    2.45 -  2.65
   2006......................   522    13.54 - 13.74      7,140       0.45      1.40 - 1.60   13.46 - 13.68
   2005......................   594    11.93 - 12.08      7,152       0.41      1.40 - 1.60    5.35 -  5.56
   2004......................   581    11.33 - 11.45      6,631       0.86      1.40 - 1.60   10.15 - 10.37
   2003......................   454    10.28 - 10.37      4,694       1.03      1.40 - 1.60   26.53 - 26.79

   OpCap Renaissance
   2007......................   465    11.73 - 12.19      5,626       0.78      1.35 - 2.30    3.87 -  4.88
   2006......................   621    11.30 - 11.62      7,177       0.22      1.35 - 2.30    8.82 -  9.87
   2005......................   588    10.38 - 10.58      6,197       0.00      1.35 - 2.30  -6.72 -  -5.81
   2004 (t)..................   374    11.13 - 11.23      4,189       0.00      1.35 - 2.30   11.30 - 12.29

   OpCap Small Cap
   2007...................... 1,070    14.20 - 14.63     18,573       0.00      1.25 - 2.05   -1.50 - -0.68
   2006...................... 1,301    14.30 - 14.85     22,490       0.00      1.25 - 2.05   21.55 - 22.55
   2005...................... 1,436    11.67 - 12.16     20,259       0.00      1.25 - 2.15   -1.18 - 21.64
   2004...................... 1,677    11.81 - 12.47     23,929       0.04      1.25 - 2.05   15.47 - 16.42
   2003...................... 1,326    10.14 - 10.80     16,306       0.03      1.25 - 2.05   39.73 - 40.88

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond
   2007...................... 2,351    10.69 - 11.93     27,086       3.35      1.25 - 2.30    1.24 -  2.34
   2006...................... 2,578    10.56 - 11.66     29,149       3.36      1.25 - 2.30   -0.15 -  0.92
   2005...................... 2,410    10.57 - 11.55     27,569       2.39      1.25 - 2.30    2.74 -  3.85
   2004...................... 1,669    10.29 - 11.12     18,967       1.95      1.25 - 2.30    2.91 -  4.25
   2003...................... 1,300    10.67 - 10.72     14,430       2.87      1.25 - 2.05    0.16 -  0.99

--------
(r)For the period beginning April 30, 2004 and ended December 31, 2004.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(y)On April 30, 2004, LSA Balanced merged into OpCap Balanced.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                      At December 31,                For the year ended December 31,
                            ----------------------------------- ----------------------------------------
                                     Accumulation
                            Units     Unit Value     Net Assets  Investment     Expense        Total
                            (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                            ------ ----------------- ---------- ------------- -----------  -------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts (continued):
   Money Market
   2007.................... 3,933   $10.38 - 10.76    $ 43,105      4.89%     1.35 - 2.30%  2.46 -  3.46%
   2006.................... 4,244    10.13 - 10.40      45,006      4.64      1.35 - 2.30   2.22 -  3.21
   2005.................... 3,774     9.91 - 10.10      38,894      2.76      1.35 - 2.30   0.41 -  1.38
   2004.................... 3,041     9.87 -  9.94      31,127      0.94      1.35 - 2.30  -1.28 - -0.48
   2003.................... 2,561     9.79 -  9.98      26,639      0.77      1.35 - 2.15  -2.08 - -0.64

   PIMCO Real Return
   2007.................... 3,017    11.15 - 11.58      34,809      4.70      1.35 - 2.30   8.12 -  9.18
   2006.................... 3,237    10.31 - 10.60      34,224      4.40      1.35 - 2.30  -1.60 - -0.65
   2005.................... 2,613    10.48 - 11.34      27,900      2.79      1.35 - 2.30  -0.26 -  0.71
   2004.................... 1,139    10.50 - 11.26      12,188      0.87      1.35 - 2.30   5.03 -  7.44
   2003 (u)................   121    10.42 - 10.48       1,262      0.36      1.35 - 2.15   4.25 -  4.82

   PIMCO Total Return
   2007.................... 8,514    10.93 - 12.64     106,014      4.75      1.25 - 2.45   6.09 -  7.41
   2006.................... 9,414    10.31 - 11.77     109,937      4.37      1.25 - 2.45   1.32 -  2.57
   2005.................... 9,045    10.17 - 11.48     105,600      3.42      1.25 - 2.45  -0.06 -  1.17
   2004.................... 8,227    10.18 - 11.34      97,339      1.90      1.25 - 2.45   1.78 -  3.58
   2003.................... 6,667    10.95 - 11.10      77,950      2.94      1.25 - 2.15   2.78 -  3.73

   StocksPLUS(R) Growth and Income Portfolio
   2007....................   570    12.02 - 12.22       6,927      7.72      1.40 - 1.60   5.15 -  5.36
   2006....................   662    11.43 - 11.60       7,629      4.73      1.40 - 1.60  13.08 - 13.31
   2005....................   773    10.11 - 10.24       7,878      2.29      1.40 - 1.60   1.85 -  2.05
   2004....................   818     9.93 - 10.03       8,166      1.77      1.40 - 1.60   9.05 -  9.27
   2003....................   763     9.10 -  9.18       6,981      2.16      1.40 - 1.60  28.31 - 28.57

Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2007....................   618    14.17 - 14.82       9,018      8.22      1.35 - 2.05   0.68 -  1.40
   2006....................   724    14.07 - 14.62      10,436      7.49      1.35 - 2.05   8.26 -  9.04
   2005....................   720    13.00 - 13.41       9,526      7.92      1.35 - 2.05   0.99 -  1.71
   2004....................   788    12.87 - 13.18      10,274      7.86      1.35 - 2.05   8.28 -  9.05
   2003....................   542    11.89 - 12.09       6,502      6.23      1.35 - 2.05  23.95 - 24.83

--------
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- -----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**    Total Return***
                               ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Putnam
  Variable Trust Sub-Accounts
  (continued):
   VT International Growth and Income
   2007.......................  745    $18.58 - 19.95    $14,550       1.81%     1.25 - 2.05%   4.80 -  5.67%
   2006.......................  731     17.73 - 18.88     13,571       0.99      1.25 - 2.05   24.62 - 25.65
   2005.......................  551     14.23 - 15.03      8,170       0.84      1.25 - 2.05   11.77 - 12.69
   2004.......................  464     12.73 - 13.33      6,120       1.11      1.25 - 2.05   18.50 - 19.48
   2003.......................  359     10.74 - 11.16      3,957       1.09      1.25 - 2.05   35.02 - 36.14

Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex OTC
   2007.......................  299     10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 - 16.22
   2006.......................  380      9.17 -  9.53      2,555       0.00      1.35 - 2.05    3.61 -  4.35
   2005.......................  419      8.81 -  9.13      2,766       0.00      1.35 - 2.15  -1.06 -  -0.25
   2004.......................  524      8.90 -  9.15      3,473       0.00      1.35 - 2.15    7.00 -  7.87
   2003.......................  529      8.32 -  8.48      3,121       0.00      1.35 - 2.15  -16.79 - 43.46

   Rydex Sector Rotation
   2007.......................  318     15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 - 21.08
   2006.......................  334     12.70 - 16.79      4,426       0.00      1.35 - 2.30    8.83 -  9.89
   2005.......................  199     11.67 - 15.28      2,426       0.00      1.35 - 2.30   11.10 - 12.18
   2004.......................   61     10.51 - 10.60        682       0.00      1.35 - 2.30    5.06 -  5.99
   2003 (u)...................    8     12.41 - 12.47         99       0.00      1.35 - 2.05   24.12 - 24.71

Investments in the STI Classic
  Variable Trust
  Sub-Accounts:
   STI International Equity
   2007 (c)...................   --       NA - NA             --       0.58        --  -  --      NA - NA
   2006.......................    9     12.87 - 14.41        121       1.25      1.25 - 1.80   22.27 - 22.94
   2005.......................    9     10.53 - 11.72        101       2.43      1.25 - 1.80   10.95 - 11.56
   2004.......................    9      9.49 - 10.51         92       1.54      1.25 - 1.80   17.22 - 17.86
   2003.......................   10      8.09 -  8.91         91       0.38      1.25 - 1.80   34.87 - 35.61

--------
(c)For the period beginning January 1, 2007 and ended April 27, 2007.
(u)For the period beginning May 1, 2003 and ended December 31, 2003.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                           At December 31,                For the year ended December 31,
                                 ----------------------------------- -----------------------------------------
                                          Accumulation
                                 Units     Unit Value     Net Assets  Investment     Expense         Total
                                 (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                                 ------ ----------------- ---------- ------------- -----------  --------------
Investments in the STI Classic
  Variable Trust Sub-Accounts:
   STI Large Cap Growth Stock (g)
   2007.........................   221   $10.05 - 11.13    $ 2,362       0.41%     1.25 - 1.80%  13.21 - 13.84%
   2006.........................   205     8.88 -  9.77      1,924       0.31      1.25 - 1.80    8.86 -  9.45
   2005.........................   234     8.16 -  8.93      2,004       0.14      1.25 - 1.80  -2.66 -  -2.13
   2004.........................   259     8.38 -  9.12      2,277       0.20      1.25 - 1.80    4.85 -  5.43
   2003.........................   223     7.99 -  8.65      1,871       0.00      1.25 - 1.80   16.34 - 16.98

   STI Large Cap Value Equity
   2007.........................   261    13.23 - 15.81      3,632       1.74      1.25 - 1.80    1.70 -  2.26
   2006.........................   426    12.94 - 15.55      5,822       1.37      1.25 - 1.80   20.28 - 20.95
   2005.........................   313    10.70 - 12.92      3,562       1.44      1.25 - 1.80    1.90 -  2.46
   2004.........................   533    10.44 - 12.68      5,826       1.38      1.25 - 1.80   13.24 - 13.86
   2003.........................   192     9.17 - 11.20      1,857       1.30      1.25 - 1.80   20.92 - 21.59

Investments in the T. Rowe Price
  Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2007......................... 1,968    16.48 - 18.34     34,439       1.75      1.25 - 1.80    1.41 -  1.97
   2006......................... 2,389    16.25 - 17.98     41,230       1.51      1.25 - 1.80   16.85 - 17.50
   2005......................... 2,832    13.91 - 15.31     41,729       1.58      1.25 - 1.80    2.07 -  2.63
   2004......................... 2,869    13.63 - 14.91     41,370       1.63      1.25 - 1.80   12.87 - 13.49
   2003......................... 2,216    12.07 - 13.14     28,311       1.57      1.25 - 1.80   23.26 - 23.94

   T. Rowe Price Mid-Cap Growth
   2007......................... 1,234    16.29 - 25.10     24,773       0.21      1.25 - 1.80   15.41 - 16.05
   2006......................... 1,495    14.11 - 21.63     26,601       0.00      1.25 - 1.80    4.74 -  5.32
   2005......................... 1,842    13.48 - 20.53     31,758       0.00      1.25 - 1.80   12.70 - 13.32
   2004......................... 2,104    11.96 - 18.12     32,416       0.00      1.25 - 1.80   16.23 - 16.87
   2003......................... 1,994    10.29 - 15.51     26,891       0.00      1.25 - 1.80   35.92 - 36.67

   T. Rowe Price New America Growth
   2007.........................   453     9.59 - 12.23      5,061       0.00      1.25 - 1.80   11.74 - 12.36
   2006.........................   524     8.58 - 10.89      5,238       0.05      1.25 - 1.80    5.42 -  6.00
   2005.........................   541     8.14 - 10.27      5,162       0.00      1.25 - 1.80    2.61 -  3.18
   2004.........................   469     7.93 -  9.95      4,315       0.06      1.25 - 1.80    8.91 -  9.51
   2003.........................   398     7.28 -  9.09      3,398       0.00      1.25 - 1.80   32.70 - 33.43

--------
(g)Previously known as STI Capital Appreciation.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                    For the year ended December 31,
                               --------------------------------------- ----------------------------------------
                                            Accumulation
                               Units         Unit Value     Net Assets  Investment     Expense        Total
                               (000s)     Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------     ----------------- ---------- ------------- -----------  -------------
Investments in the
  T. Rowe Price Equity Series, Inc.--II
  Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2007.....................   2,647       $12.60 - 13.08    $34,352       0.09%     1.35 - 2.30%  9.89 - 10.96%
   2006.....................   2,876        11.46 - 11.79     33,703       0.25      1.35 - 2.30   6.82 -  7.86
   2005.....................   1,632        10.73 - 10.93     17,761       0.16      1.35 - 2.30   3.22 -  4.22
   2004 (t).................     325        10.40 - 10.49      3,405       0.80      1.35 - 2.30   3.98 -  4.90

   T. Rowe Price Equity Income II
   2007.....................   4,327        12.94 - 13.52     58,005       1.51      1.35 - 2.45   0.49 -  1.63
   2006.....................   4,684        12.87 - 13.30     61,899       1.44      1.35 - 2.45  15.75 - 17.05
   2005.....................   3,545        11.12 - 11.36     40,096       1.45      1.35 - 2.45   1.16 -  2.30
   2004 (t).................   1,161        10.99 - 11.11     12,863       1.25      1.35 - 2.45   9.93 - 11.06

Investments in the
  T. Rowe Price International Series, Inc.
  Sub-Accounts:
   T. Rowe Price International Stock
   2007.......................   756        11.11 - 15.55     10,102       1.40      1.25 - 1.80  11.01 - 11.62
   2006.......................   823        10.01 - 13.93     10,001       1.18      1.25 - 1.80  16.97 - 17.62
   2005.......................   823         8.55 - 11.85      8,694       1.60      1.25 - 1.80  13.97 - 14.60
   2004.......................   783         7.51 - 10.34      7,284       1.26      1.25 - 1.80  11.74 - 12.36
   2003.......................   563         6.72 -  9.20      4,715       1.36      1.25 - 1.80  28.20 - 28.90

Investments in the
  The Universal Institutional Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Equity Growth
   2007....................... 1,881        14.75 - 15.20     28,434       0.00      1.35 - 2.15  19.27 - 20.25
   2006....................... 2,216        12.37 - 12.64     27,891       0.00      1.35 - 2.15   1.87 -  2.70
   2005....................... 2,512        12.14 - 12.31     30,838       0.46      1.35 - 2.15  13.23 - 14.15
   2004 (t)(z)(ab)(af)........ 2,825        10.72 - 10.78     30,428       0.34      1.35 - 2.15   7.22 -  7.81

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(z)On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth.
(ab)On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity Growth.
(af)On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                     At December 31,                         For the year ended December 31,
                           ------------------------------------------- ------------------------------------------
                                            Accumulation
                           Units             Unit Value     Net Assets  Investment     Expense         Total
                           (000s)         Lowest to Highest   (000s)   Income Ratio*   Ratio**       Return***
                           ------         ----------------- ---------- ------------- -----------  ---------------
Investments in the
  The Universal Institutional Funds, Inc.
  Sub-Accounts (continued):
   Van Kampen UIF High Yield
   2007...................   498           $12.10 - 12.75    $ 5,911       8.62%     1.35 - 2.15%   1.76 -   2.60%
   2006...................   563            11.89 - 12.43      6,518       7.66      1.35 - 2.15    6.29 -   7.16
   2005...................   694            11.19 - 11.60      7,535       7.88      1.35 - 2.15   -1.11 -  -0.30
   2004...................   812            11.32 - 11.63      8,803       6.00      1.35 - 2.15    7.13 -   8.01
   2003...................   559            10.56 - 10.77      5,631       0.00      1.35 - 2.15    5.62 -  24.01

   Van Kampen UIF Mid Cap Growth
   2007...................   504            14.87 - 15.11      7,572       0.00      1.40 - 1.60   20.71 -  20.95
   2006...................   610            12.32 - 12.50      7,587       0.00      1.40 - 1.60    7.54 -   7.76
   2005...................   704            11.45 - 11.60      8,130       0.00      1.40 - 1.60   15.71 -  15.94
   2004...................   719             9.90 - 10.00      7,161       0.00      1.40 - 1.60   19.67 -  19.91
   2003...................   651             8.27 -  8.34      5,414       0.00      1.40 - 1.60   39.52 -  39.80

   Van Kampen UIF U.S. Mid Cap Value
   2007................... 2,600            15.43 - 15.96     44,378       0.68      1.25 - 2.15    5.51 -   6.50
   2006................... 3,168            14.62 - 14.98     50,764       0.27      1.25 - 2.15   18.11 -  19.20
   2005................... 3,358            12.38 - 12.57     45,488       0.33      1.25 - 2.15    9.90 -  10.92
   2004 (ad)(ag).......... 3,402            11.26 - 11.33     41,777       0.04      1.25 - 2.15   12.63 -  13.33
   2003...................   502            12.35 - 12.45      6,228       0.00      1.40 - 1.60   39.27 -  39.54

Investments in the
  The Universal Institutional Funds, Inc.
  (Class II) Sub-Accounts:
   Van Kampen UIF Equity Growth (Class II)
   2007...................   273            14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -  20.01
   2006...................   335            11.80 - 12.11      4,029       0.00      1.35 - 2.25    1.48 -   2.41
   2005...................   260            11.62 - 11.83      3,064       0.41      1.35 - 2.25   12.89 -  13.92
   2004 (t)...............   108            10.30 - 10.38      1,121       0.04      1.35 - 2.25    2.97 -   3.83

   Van Kampen UIF U.S. Real Estate (Class II)
   2007................... 2,062            15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 - -18.40
   2006................... 2,559            19.55 - 20.11     51,817       0.95      1.35 - 2.30   34.51 -  35.82
   2005................... 1,987            14.53 - 14.80     29,818       1.17      1.35 - 2.30   14.07 -  15.18
   2004................... 1,023            12.74 - 17.16     13,559       0.77      1.35 - 2.30   27.40 -  34.24
   2003 (u)...............    68            12.72 - 12.78        871       0.00      1.35 - 2.05   27.19 -  27.80

--------
(u)For the period beginning May 1, 2003 and ended December 31, 2003.
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(ad)On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value.
(ag)On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                             At December 31,              For the year ended December 31,
                                   ----------------------------------- -------------------------------------
                                            Accumulation               Investment
                                   Units     Unit Value     Net Assets   Income     Expense        Total
                                   (000s) Lowest to Highest   (000s)     Ratio*     Ratio**      Return***
                                   ------ ----------------- ---------- ---------- -----------  -------------
Investments in the Van Eck
  Worldwide Insurance Trust
  Sub-Accounts:
   Van Eck Worldwide Absolute Return
   2007...........................  217    $10.39 - 10.79    $ 2,317      0.75%   1.35 - 2.30%  1.65 -  2.64%
   2006...........................  217     10.22 - 10.51      2,268      0.00    1.35 - 2.30   6.16 -  7.19
   2005...........................  169      9.62 -  9.80      1,645      0.00    1.35 - 2.30  -2.10 - -1.15
   2004 (t).......................   91      9.83 -  9.92        898      0.00    1.35 - 2.30  -1.70 - -0.83

   Van Eck Worldwide Emerging Markets
   2007...........................  539     28.36 - 29.45     15,743      0.43    1.35 - 2.30  34.44 - 35.75
   2006...........................  590     21.09 - 21.69     12,698      0.37    1.35 - 2.30  36.29 - 37.61
   2005...........................  285     15.48 - 15.76      4,470      0.23    1.35 - 2.30  28.97 - 30.22
   2004 (t).......................   53     12.00 - 12.11        637      0.00    1.35 - 2.30  20.00 - 21.06

   Van Eck Worldwide Hard Assets
   2007...........................  680     31.60 - 32.82     22,099      0.11    1.35 - 2.30  42.00 - 43.38
   2006...........................  650     22.26 - 22.89     14,770      0.06    1.35 - 2.30  21.64 - 22.82
   2005...........................  453     18.30 - 18.64      8,392      0.11    1.35 - 2.30  48.20 - 49.63
   2004 (t).......................   97     12.35 - 12.45      1,200      0.00    1.35 - 2.30  23.46 - 24.55

Investments in the Van Kampen
  Life Investment Trust (Class II)
  Sub-Accounts:
   LIT Aggressive Growth (Class II)
   2007...........................  704     14.08 - 14.73     10,249      0.00    1.25 - 2.30  14.88 - 16.13
   2006...........................  847     12.26 - 12.69     10,652      0.00    1.25 - 2.30   2.52 -  3.62
   2005...........................  915     11.96 - 12.24     11,139      0.00    1.25 - 2.30   8.56 -  9.74
   2004 (t)(x)(ai)................  897     11.01 - 11.16      9,985      0.00    1.25 - 2.30  10.14 - 11.56

   LIT Government (Class II)
   2007...........................  870     10.73 - 11.15      9,610      4.41    1.35 - 2.30   4.54 -  5.56
   2006...........................  866     10.27 - 10.56      9,080      4.06    1.35 - 2.30   0.74 -  1.72
   2005...........................  750     10.19 - 10.38      7,748      3.18    1.35 - 2.30   0.91 -  1.88
   2004 (t).......................  387     10.10 - 10.19      3,931      0.00    1.35 - 2.30   0.98 -  1.87

--------
(t)For the period beginning February 2, 2004 and ended December 31, 2004.
(x)On April 30, 2004, LSA Aggressive Growth merged into LIT Aggressive Growth (Class II).
(ai)On April 30, 2004, LSA Emerging Growth Equity merged into LIT Aggressive Growth (Class II).

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  Financial Highlights (continued)

                                         At December 31,                For the year ended December 31,
                               ----------------------------------- ----------------------------------------
                                        Accumulation
                               Units     Unit Value     Net Assets  Investment     Expense        Total
                               (000s) Lowest to Highest   (000s)   Income Ratio*   Ratio**      Return***
                               ------ ----------------- ---------- ------------- -----------  -------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts
  (continued):
   LIT Growth and Income (Class II)
   2007....................... 4,911   $13.37 - 14.58    $68,980       1.46%     1.25 - 2.30%  0.15 -  1.24%
   2006....................... 5,569    13.35 - 14.40     77,589       0.94      1.25 - 2.30  13.31 - 14.54
   2005....................... 5,004    11.78 - 12.57     61,358       0.72      1.25 - 2.30   7.20 -  8.36
   2004....................... 3,503    10.99 - 11.60     40,040       0.58      1.25 - 2.30   9.86 - 12.70
   2003....................... 1,743    10.02 - 10.29     17,817       0.39      1.25 - 2.15   0.16 - 26.09

Investments in the Wells Fargo
  Variable Trust Sub-Accounts:
   Wells Fargo VT Advantage Discovery
   2007.......................   526    15.47 - 15.70      8,197       0.00      1.25 - 1.80  20.13 - 20.80
   2006.......................   612    12.88 - 13.00      7,916       0.00      1.25 - 1.80  12.60 - 13.22
   2005 (p)(q)................   731    11.43 - 11.48      8,374       0.00      1.25 - 1.80  14.35 - 14.81

   Wells Fargo VT Advantage Opportunity
   2007....................... 1,159    12.69 - 12.88     14,814       0.62      1.25 - 1.80   4.72 -  5.30
   2006....................... 1,360    12.12 - 12.24     16,560       0.00      1.25 - 1.80  10.22 - 10.83
   2005 (o)(q)................ 1,763    11.00 - 11.04     19,432       0.00      1.25 - 1.80   9.96 - 10.40

--------
(o)On April 8, 2005, Opportunity Fund II merged into Wells Fargo VT Advantage Opportunity.
(p)On April 8, 2005, Mid Cap Growth Fund II merged into Wells Fargo VT Advantage Discovery.
(q)For the period beginning April 8, 2005 and ended December 31, 2005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2007 and 2006, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 13, 2008

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(IN THOUSANDS)                                        YEAR ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2007      2006      2005
                                                    -------   -------   -------
REVENUES
Net investment income                               $14,257   $13,948   $13,632
Realized capital gains and losses                      (417)   (1,255)     (174)
                                                    -------   -------   -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE     13,840    12,693    13,458
Income tax expense                                    4,835     4,433     4,671
                                                    -------   -------   -------
NET INCOME                                            9,005     8,260     8,787
                                                    -------   -------   -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses     4,307      (885)   (4,772)
                                                    -------   -------   -------
COMPREHENSIVE INCOME                                $13,312   $ 7,375   $ 4,015
                                                    =======   =======   =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                 DECEMBER 31,
                                                               -------------------------
                                                                   2007          2006
                                                               -----------   -----------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost
      $266,792 and $268,331)                                   $   273,144   $   268,058
   Short-term                                                       28,057         8,264
                                                               -----------   -----------
      Total investments                                            301,201       276,322
Cash                                                                18,612        23,352
Reinsurance recoverable from Allstate Life Insurance Company    18,777,851    19,131,870
Reinsurance recoverable from non-affiliates                      1,422,931     1,203,864
Receivable from affiliates, net                                         --        24,990
Other assets                                                       112,285       104,971
Separate accounts                                                3,067,127     3,097,550
                                                               -----------   -----------
         TOTAL ASSETS                                          $23,700,007   $23,862,919
                                                               ===========   ===========
LIABILITIES
Contractholder funds                                           $17,820,885   $18,195,622
Reserve for life-contingent contract benefits                    2,348,116     2,126,455
Unearned premiums                                                   25,819        25,935
Deferred income taxes                                                2,479           135
Payable to affiliates, net                                          21,912            --
Current income taxes payable                                         4,815         4,412
Other liabilities and accrued expenses                             118,916       136,184
Separate accounts                                                3,067,127     3,097,550
                                                               -----------   -----------
         TOTAL LIABILITIES                                      23,410,069    23,586,293
                                                               -----------   -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized,
   25 thousand shares issued and outstanding                         2,500         2,500
Additional capital paid-in                                         180,000       180,000
Retained income                                                    103,309        94,304
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                           4,129          (178)
                                                               -----------   -----------
         Total accumulated other comprehensive income                4,129          (178)
                                                               -----------   -----------
         TOTAL SHAREHOLDER'S EQUITY                                289,938       276,626
                                                               -----------   -----------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $23,700,007   $23,862,919
                                                               ===========   ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

(IN THOUSANDS)                                          YEAR ENDED DECEMBER 31,
                                                    ------------------------------
                                                      2007        2006      2005
                                                    --------   --------   --------
COMMON STOCK                                        $  2,500   $  2,500   $  2,500
                                                    --------   --------   --------
ADDITIONAL CAPITAL PAID-IN                           180,000    180,000    180,000
                                                    --------   --------   --------
RETAINED INCOME
Balance, beginning of year                            94,304     86,044     77,257
Net income                                             9,005      8,260      8,787
                                                    --------   --------   --------
Balance, end of year                                 103,309     94,304     86,044
                                                    --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                              (178)       707      5,479
Change in unrealized net capital gains and losses      4,307       (885)    (4,772)
                                                    --------   --------   --------
Balance, end of year                                   4,129       (178)       707
                                                    --------   --------   --------
TOTAL SHAREHOLDER'S EQUITY                          $289,938   $276,626   $269,251
                                                    ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

(IN THOUSANDS)                                                              YEAR ENDED DECEMBER 31,
                                                                        ------------------------------
                                                                          2007       2006       2005
                                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $  9,005   $  8,260   $  8,787
Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                   25        424        466
      Realized capital gains and losses                                      417      1,255        174
      Changes in:
         Reserve for life-contingent contract benefits and
            contractholder funds, net of reinsurance recoverables        (18,124)     2,878      3,041
         Income taxes                                                        428       (337)     4,709
         Receivable/payable to affiliates, net                            46,902    (14,596)    17,055
         Other operating assets and liabilities                          (24,698)    25,112    (22,674)
                                                                        --------   --------   --------
            Net cash provided by operating activities                     13,955     22,996     11,558
                                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities:
      Proceeds from sales                                                  5,176     20,104      5,066
      Investment collections                                              13,732     15,244     22,557
      Investments purchases                                              (17,982)   (38,901)   (67,948)
Change in short-term investments                                         (19,621)    (4,440)    26,584
                                                                        --------   --------   --------
            Net cash used in investing activities                        (18,695)    (7,993)   (13,741)
                                                                        --------   --------   --------
NET (DECREASE) INCREASE IN CASH                                           (4,740)    15,003     (2,183)
CASH AT BEGINNING OF YEAR                                                 23,352      8,349     10,532
                                                                        --------   --------   --------
CASH AT END OF YEAR                                                     $ 18,612   $ 23,352   $  8,349
                                                                        ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers. The principal products are fixed annuities, and interest-sensitive, traditional and variable life insurance, and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2007, the top geographic locations for statutory premiums and annuity considerations were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, independent agents (including master brokerage agencies and workplace enrolling agents), and financial services firms, such as banks and broker-dealers.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. The Company currently benefits from agreements with financial services entities that market and distribute its products; change in control of these non-affiliated entities could negatively impact the Company's sales. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, commercial mortgage-backed securities, mortgage-backed securities and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The fair value of fixed income securities is based upon observable market quotations, other market observable data or is derived from such quotations and market observable data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. The valuation models use security specific information such as the credit rating of the issuer, industry sector of the issuer, maturity, estimated duration, call provisions, sinking fund requirements, coupon rate, quoted market prices of comparable securities and estimated liquidity premiums to determine security specific credit spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis using the effective yield method. Interest income on asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities is determined considering estimated principal repayments obtained from widely accepted third party data sources and internal estimates. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses may include gains and losses on investment dispositions and write-downs in value due to other-than-temporary declines in fair value. Dispositions may include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other-than-temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in life and annuity contract benefits and recognized in relation to premiums so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums so that profits are recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life, single premium life and equity-indexed life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These contract charges are recognized as revenue when assessed against the contractholder account balance. Life and annuity contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. We continuously monitor the creditworthiness of reinsurers in order to determine our risk of recoverability on an individual and aggregate basis and a provision for uncollectible reinsurance is recorded if needed. No amounts have been deemed unrecoverable in the three years ended December 31, 2007. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax basis of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized (see
Note 9).

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits payable under insurance policies including, traditional life insurance, life-contingent fixed annuities and voluntary health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance, life-contingent fixed annuities and voluntary health products are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified date and are ceded to ALIC.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARDS

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the American Institute of Certified Pubic Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs associated with internal replacements of insurance and investment contracts other than those set forth in Statement of Financial Accounting Standards ("SFAS") No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments". SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs through the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a feature or coverage within an existing contract. The Company adopted the provisions of SOP 05-1 on January 1, 2007, for internal replacements occurring in fiscal years beginning after December 15, 2006. The adoption of SOP 05-1 did not have any effect on the results of operations or financial position of the Company.

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") INTERPRETATION NO. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -AN INTERPRETATION OF FASB STATEMENT NO. 109 AND FASB STAFF POSITION NO. FIN 48-1, DEFINITION OF SETTLEMENT IN FASB INTERPRETATION NO. 48 ("FIN 48")

     The FASB issued the interpretation in July 2006 and the staff position in May 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an entity's financial statements in accordance with SFAS No. 109, "Accounting for Income Taxes". FIN 48 requires an entity to recognize the tax benefit of uncertain tax positions only when it is more likely than not, based on the position's technical merits, that the position would be sustained upon examination by the respective taxing authorities. The tax benefit is measured as the largest benefit that is more than fifty-percent likely of being realized upon final settlement with the respective taxing authorities. On January 1, 2007, the Company adopted the provisions of FIN 48, which were effective for fiscal years beginning after December 15, 2006. No cumulative effect of a change in accounting principle or adjustment to the liability for unrecognized tax benefits was recognized as a result of the adoption of FIN 48. Accordingly, the adoption of FIN 48 did not have an effect on the results of operations or financial position of the Company (see Note 9).

SECURITIES AND EXCHANGE COMMISSION ("SEC") STAFF ACCOUNTING BULLETIN NO. 108, CONSIDERING THE EFFECTS OF PRIOR YEAR MISSTATEMENTS WHEN QUANTIFYING MISSTATEMENTS IN CURRENT YEAR FINANCIAL STATEMENTS ("SAB 108")

     In September 2006, the SEC issued SAB 108 to eliminate the diversity of practice in the way misstatements are quantified for purposes of assessing their materiality in the financial statements. SAB 108 was intended to eliminate the potential for the build up of improper amounts on the balance sheet due to the limitations of certain methods of assessing materiality previously utilized by some reporting entities. SAB 108 established a single quantification framework wherein the significance determination is based on the effects of the misstatements on each of the financial statements as well as the related financial statement disclosures. On December 31, 2006, the Company adopted the provisions of SAB 108 which were effective for the first fiscal year ending after November 15, 2006. The adoption of SAB 108 did not have any effect on the results of operations or financial position of the Company.

FASB STAFF POSITION NO. FAS 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP FAS 115-1")

     FSP FAS 115-1 nullified the guidance in paragraphs 10-18 of Emerging Issues Task Force Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other-than-temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent income recognition for impaired debt securities. The Company adopted FSP FAS 115-1 as of January 1, 2006 on a prospective basis. The effect of adoption did not have a material effect on the results of operations or financial position of the Company.

SFAS NO. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS - A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS NO. 154")

     SFAS No. 154 replaced Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes", and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise not required. The Company adopted SFAS No. 154 on January 1, 2006. The adoption of SFAS No. 154 did not have any effect on the results of operations or financial position of the Company.

PENDING ACCOUNTING STANDARDS

SFAS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS NO. 157")

     In September 2006, the FASB issued SFAS No. 157, which redefines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Specifically, SFAS No. 157 establishes a three-level hierarchy for fair value measurements based upon the nature of the inputs to the valuation of an asset or liability. SFAS No. 157 applies where other accounting pronouncements require or permit fair value measurements. Additional disclosures and modifications to current fair value disclosures will be required upon adoption of SFAS No. 157. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. In February 2008, the FASB issued FASB Staff Position No. 157-2, "Effective Date of FASB Statement No. 157", which permits the deferral of the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all non-financial assets and liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company plans to utilize the deferral for non-financial assets and liabilities. The adoption of SFAS No. 157 is not expected to have a material effect on the Company's results of operations or financial position.

SFAS NO. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES - INCLUDING AN AMENDMENT OF FASB STATEMENT NO. 115 ("SFAS NO. 159")

     In February 2007, the FASB issued SFAS No. 159 which provides reporting entities an option to report selected financial assets, including investment securities designated as available for sale, and financial liabilities, including most insurance contracts, at fair value. SFAS No. 159 establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement alternatives for similar types of financial assets and liabilities. The standard also requires additional information to aid financial statement users' understanding of the impacts of a reporting entity's decision to use fair value on its earnings and requires entities to display, on the face of the statement of financial position, the fair value of those assets and liabilities for which the reporting entity has chosen to measure at fair value. SFAS No. 159 is effective as of the beginning of a reporting entity's first fiscal year beginning after November 15, 2007. The Company does not expect to apply the fair value option to any existing financial assets or liabilities as of January 1, 2008. Consequently, the initial adoption of SFAS No. 159 is expected to have no impact on the Company's results of operations or financial position.

SOP 07-1, CLARIFICATION OF THE SCOPE OF THE AUDIT AND ACCOUNTING GUIDE, INVESTMENT COMPANIES ("THE GUIDE") AND ACCOUNTING BY PARENT COMPANIES AND EQUITY METHOD INVESTORS FOR INVESTMENTS IN INVESTMENT COMPANIES ("SOP 07- 1")

     In June 2007, the AICPA issued SOP 07-1 which provides guidance for determining whether an entity falls within the scope of the Guide and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. SOP 07-1 was to be effective for fiscal years beginning on or after December 15, 2007, however in February 2008, the FASB issued FASB Staff Position No. SOP 07-1-1, "Effective Date of AICPA Statement of Position 07-1", which amends SOP 07-1 to (1) delay indefinitely the effective date of the SOP and (2) prohibit adoption of the SOP for an entity that did not early adopt the SOP before December 15, 2007. The Company did not early adopt SOP 07-1. Consequently, the standard is expected to have no impact on the Company's results of operations or financial position.

FASB STAFF POSITION NO. FIN 39-1, AMENDMENT OF FASB INTERPRETATION NO. 39 ("FSP FIN 39-1")

     In April 2007, the FASB issued FSP FIN 39-1, which amends FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts". FSP FIN 39-1 replaces the terms "conditional contracts" and "exchange contracts" with the term "derivative instruments" and requires a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in the statement of financial position. FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. The effects of applying FSP FIN 39-1, if any, are to be recorded as a change in accounting principle through retrospective application unless such application is determined to be impractical. The adoption of FSP FIN 39-1 is not expected to have a material impact on the Company's results of operations or financial position based on the current level of derivative activity.

3. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company were $202.2 million, $192.3 million and $158.7 million in 2007, 2006 and 2005, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $3.4 million, $1.1 million and $659 thousand for the years ended December 31, 2007, 2006 and 2005, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred $25.5 million, $42.7 million and $44.6 million of commission and other distribution expenses for the years ended December 31, 2007, 2006 and 2005, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

     The Company has a wholesaling and marketing support agreement with ALFS, Inc. ("ALFS"), an affiliated broker-dealer company, whereby ALFS underwrites and promotes the offer, sale and servicing of variable annuities issued by the Company and sold by AFS. In return for these services, the Company incurred commission expense of $333.5 thousand and $1.5 million for 2007 and 2006, respectively. This expense was ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:

($ IN THOUSANDS)                                  YEAR ENDED DECEMBER 31,
                                           ------------------------------------
                                              2007         2006         2005
                                           ----------   ----------   ----------
Premiums and contract charges              $  623,102   $  546,554   $  461,496
Interest credited to contractholder
   funds, contract benefits and expenses    1,421,831    1,487,799    1,483,707

     Reinsurance recoverables due from ALIC totaled $18.78 billion and $19.13 billion as of December 31, 2007 and 2006, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 9).

DEBT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the intercompany loan agreement at December 31, 2007 and 2006. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4. INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                    GROSS UNREALIZED
($ IN THOUSANDS)                        AMORTIZED   ----------------      FAIR
AT DECEMBER 31, 2007                       COST      GAINS    LOSSES     VALUE
                                        ---------   ------   -------   --------
U.S. government and agencies             $110,214   $5,642   $   (36)  $115,820
Corporate                                  84,798      917      (903)    84,812
Municipal                                     501       30        --        531
Mortgage-backed securities                 28,114       94      (303)    27,905
Commercial mortgage-backed securities      32,131      579      (109)    32,601
Asset-backed securities                    11,034      453       (12)    11,475
                                         --------   ------   -------   --------
   Total fixed income securities         $266,792   $7,715   $(1,363)  $273,144
                                         ========   ======   =======   ========
AT DECEMBER 31, 2006
U.S. government and agencies             $116,821   $2,609   $(1,467)  $117,963
Corporate                                  74,755      613    (1,987)    73,381
Municipal                                     502       31        --        533
Mortgage-backed securities                 29,963       98      (817)    29,244
Commercial mortgage-backed securities      32,095      635      (315)    32,415
Asset-backed securities                    14,195      366       (39)    14,522
                                         --------   ------   -------   --------
   Total fixed income securities         $268,331   $4,352   $(4,625)  $268,058
                                         ========   ======   =======   ========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2007:

                                         AMORTIZED      FAIR
($ IN THOUSANDS)                            COST       VALUE
                                         ---------   --------
Due in one year or less                   $  5,999   $  5,993
Due after one year through five years      108,836    111,555
Due after five years through ten years      75,110     76,697
Due after ten years                         37,699     39,519
                                          --------   --------
                                           227,644    233,764
Mortgage and asset-backed securities        39,148     39,380
                                          --------   --------
   Total                                  $266,792   $273,144
                                          ========   ========

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage- and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2007      2006      2005
                                       -------   -------   -------
Fixed income securities                $13,533   $13,495   $13,190
Short-term investments                   1,117       762       689
                                       -------   -------   -------
   Investment income, before expense    14,650    14,257    13,879
   Investment expense                     (393)     (309)     (247)
                                       -------   -------   -------
   Net investment income               $14,257   $13,948   $13,632
                                       =======   =======   =======

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses for the years ended December 31 are as follows.

($ IN THOUSANDS)                                2007     2006     2005
                                               -----   -------   -----
Realized capital gains and losses, pretax      $(417)  $(1,255)  $(174)
Income tax benefit                               146       438      60
                                               -----   -------   -----
Realized capital gains and losses, after-tax   $(271)  $  (817)  $(114)
                                               =====   =======   =====

     Gross losses of $32 thousand, $1.3 million and $174 thousand were realized on sales of fixed income securities during 2007, 2006 and 2005, respectively. There were no gross gains realized on sales of fixed income securities during 2007, 2006 or 2005.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                     GROSS UNREALIZED
($ IN THOUSANDS)                            FAIR     ----------------   UNREALIZED
AT DECEMBER 31, 2007                        VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
Fixed income securities                   $273,144   $7,715   $(1,363)   $ 6,352
Deferred income taxes                                                     (2,223)
                                                                         -------
Unrealized net capital gains and losses                                  $ 4,129
                                                                         =======

                                                     GROSS UNREALIZED
($ IN THOUSANDS)                            FAIR     ----------------   UNREALIZED
AT DECEMBER 31, 2006                        VALUE     GAINS    LOSSES    NET GAINS
                                          --------   ------   -------   ----------
Fixed income securities                   $268,058   $4,352   $(4,625)   $  (273)
Deferred income taxes                                                         95
                                                                         -------
Unrealized net capital gains and losses                                  $  (178)
                                                                         =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ IN THOUSANDS)                                        2007      2006      2005
                                                      -------   -------   -------
Fixed income securities                               $ 6,625   $(1,361)  $(7,340)
Deferred income taxes                                  (2,318)      476     2,568
                                                      -------   -------   -------
Decrease in unrealized net capital gains and losses   $ 4,307   $  (885)  $(4,772)
                                                      =======   =======   =======

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the financial condition of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other-than-temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the length of time and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                 LESS THAN 12 MONTHS                 12 MONTHS OR MORE
                          --------------------------------   ---------------------------------      TOTAL
($ IN THOUSANDS)            NUMBER      FAIR    UNREALIZED     NUMBER      FAIR     UNREALIZED   UNREALIZED
AT DECEMBER 31, 2007      OF ISSUES    VALUE      LOSSES     OF ISSUES     VALUE      LOSSES       LOSSES
                          ---------   -------   ----------   ---------   --------   ----------   ----------
Fixed income securities
U.S. Government and
   agencies                    1      $ 4,095     $  (7)          1      $  2,984    $   (29)     $   (36)
Corporate                      3        6,065       (76)         16        33,087       (827)        (903)
Mortgage-backed
   securities                  1        5,595       (44)          8        15,983       (259)        (303)
Commercial mortgage-
   backed securities           1        1,946       (59)          6        13,054        (50)        (109)
Asset-backed securities       --           --        --           1           991        (12)         (12)
                             ---      -------     -----         ---      --------    -------      -------
   Total                       6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
                             ===      =======     =====         ===      ========    =======      =======
Investment grade fixed
   income securities           6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
Below investment
   grade fixed income
   securities                 --           --        --          --            --         --           --
                             ---      -------     -----         ---      --------    -------      -------
Total fixed income
   securities                  6      $17,701     $(186)         32      $ 66,099    $(1,177)     $(1,363)
                             ===      =======     =====         ===      ========    =======      =======
AT DECEMBER 31, 2006
Fixed income securities
U.S. Government and
   agencies                    4      $26,597     $(153)         10      $ 44,123    $(1,314)     $(1,467)
Corporate                      2        1,985       (18)         24        46,462     (1,969)      (1,987)
Mortgage-backed
   securities                  1            1        --          10        25,880       (817)        (817)
Commercial mortgage-
   backed securities           1        2,483        (9)          6        12,813       (306)        (315)
Asset-backed securities       --           --        --           1           968        (39)         (39)
                             ---      -------     -----         ---      --------    -------      -------
     Total                     8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
                             ===      =======     =====         ===      ========    =======      =======
Investment grade fixed
   income securities           8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
Below investment
   grade fixed income
   securities                 --           --        --          --            --         --           --
                             ---      -------     -----         ---      --------    -------      -------
Total fixed income
   securities                  8      $31,066     $(180)         51      $130,246    $(4,445)     $(4,625)
                             ===      =======     =====         ===      ========    =======      =======

     At December 31, 2007, all unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's, Fitch or Dominion; or aaa, aa, a or bbb from A.M. Best; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     Unrealized losses on mortgage-backed, asset-backed and commercial mortgage-backed holdings were evaluated based on credit ratings, as well as the performance of the underlying collateral relative to the securities' positions in the securities' respective capital structure. The unrealized losses on asset-backed securities that had credit enhancements from bond insurers were evaluated on the quality of the underlying security. These investments were determined to have adequate resources to fulfill contractual obligations.

     As of December 31, 2007, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover.

OTHER INVESTMENT INFORMATION

     At December 31, 2007, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5. FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since certain reinsurance recoverables, reserve for life-contingent contract benefits and deferred income taxes are not included in accordance with SFAS No. 107, "Disclosures about Fair Value of Financial Instruments". Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

                                             DECEMBER 31, 2007           DECEMBER 31, 2006
                                         -------------------------   -------------------------
                                           CARRYING        FAIR        CARRYING        FAIR
($ IN THOUSANDS)                            VALUE         VALUE         VALUE         VALUE
                                         -----------   -----------   -----------   -----------
Fixed income securities                  $   273,144   $   273,144   $   268,058   $   268,058
Short-term investments                        28,057        28,057         8,264         8,264
Reinsurance recoverables on investment
   contracts                              14,585,478    13,880,704    15,965,432    15,120,781
Separate accounts                          3,067,127     3,067,127     3,097,550     3,097,550

     The fair values of fixed income securities are based upon observable market quotations, observable market data or are derived from such quotations and observable market data. The fair value of privately placed fixed income securities is generally based on widely accepted pricing valuation models, which are developed internally. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. The fair value of reinsurance recoverables on investment contracts is based on the fair value of the underlying annuity contract account liabilities, adjusted for credit risk. Separate accounts assets are carried in the Statements of Financial Position at fair value based on observable market prices.

FINANCIAL LIABILITIES

                                                   DECEMBER 31, 2007           DECEMBER 31, 2006
                                               -------------------------   -------------------------
                                                 CARRYING        FAIR        CARRYING       FAIR
($ IN THOUSANDS)                                  VALUE         VALUE         VALUE         VALUE
                                               -----------   -----------   -----------   -----------
Contractholder funds on investment contracts   $14,574,593   $13,883,714   $15,334,580   $14,498,948
Separate accounts                                3,067,127     3,067,127     3,097,550     3,097,550

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the account values, which are equal to the carrying value of the corresponding assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments.

                                                               CARRYING      CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
($ IN THOUSANDS)                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2007
--------------------
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,611,546   $(102,858)     $--       $(102,858)
Guaranteed accumulation benefits         331,597        (306)      --            (306)
Guaranteed withdrawal benefits            61,994          50       --              50
Other embedded derivative financial
   instruments                             3,775          (5)      --              (5)

                                                               CARRYING      CARRYING
                                       NOTIONAL       FAIR       VALUE        VALUE
($ IN THOUSANDS)                        AMOUNT       VALUE      ASSETS    (LIABILITIES)
                                      ----------   ---------   --------   -------------
AT DECEMBER 31, 2006
--------------------
Equity-indexed and forward starting
   options in life and annuity
   product contracts                  $3,016,132   $(167,707)     $--       $(167,707)
Guaranteed accumulation benefits         340,157       1,381       --           1,381
Guaranteed withdrawal benefits            62,736          43       --              43
Other embedded derivative financial
   instruments                             3,775          (5)      --              (5)

    The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements.

    Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. The fair values are determined using widely accepted valuation models and other appropriate valuation methods.

    Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2007 or 2006.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

($ IN THOUSANDS)                                            2007         2006
                                                         ----------   ----------
Immediate annuities                                      $  709,195   $  722,539
Traditional life                                          1,045,153      932,866
Other                                                       593,768      471,050
                                                         ----------   ----------
   Total reserve for life-contingent contract benefits   $2,348,116   $2,126,455
                                                         ==========   ==========

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

           PRODUCT                       MORTALITY                INTEREST RATE           ESTIMATION METHOD
------------------------------   -------------------------   ----------------------   ------------------------
Immediate annuities              1983 individual annuity     Interest rate            Present value of
                                 mortality table             assumptions range from   expected future benefits
                                 1983-a annuity mortality    3.0% to 8.8%             based on historical
                                 table                                                experience
                                 Annuity 2000 mortality
                                 table

Traditional life                 Actual company experience   Interest rate            Net level premium
                                 plus loading                assumptions range from   reserve method using the
                                                             4.0% to 8.0%             Company's withdrawal
                                                                                      experience rates

Other:
   Variable annuity              90% of 1994 group annuity   Interest rate            Projected benefit ratio
      guaranteed minimum death   mortality table with        assumptions range from   applied to cumulative
      benefits                   internal modifications      6.5% to 7.0%             assessments

   Accident & health             Actual company experience                            Unearned premium;
                                 plus loading                                         additional contract
                                                                                      reserves for traditional
                                                                                      life

     At December 31, contractholder funds consists of the following:

($ IN THOUSANDS)                       2007          2006
                                   -----------   -----------
Interest-sensitive life            $ 3,217,074   $ 2,841,433
Investment contracts:
   Immediate annuities                 457,683       480,602
   Fixed annuities                  14,089,197    14,822,531
   Other                                56,931        51,056
                                   -----------   -----------
      Total contractholder funds   $17,820,885   $18,195,622
                                   ===========   ===========

     The following table highlights the key contract provisions relating to contractholder funds:

                 PRODUCT                           INTEREST RATE          WITHDRAWAL/SURRENDER CHARGES
-----------------------------------------   ------------------------   -----------------------------------
Interest-sensitive life insurance           Interest rates credited    Either a percentage of account
                                            range from 3.5% to 6.0%    balance or dollar amount grading
                                                                       off generally over 20 years

Fixed annuities                             Interest rates credited    Either a declining or a level
                                            range from 2.2% to 8.8%    percentage charge generally over
                                            for immediate annuities    nine years or less. Additionally,
                                            and 1.7% to 16.0% for      approximately 27.9% of fixed
                                            fixed annuities            annuities are subject to market
                                                                       value adjustment for discretionary
                                                                       withdrawals.

Other investment contracts:
     Variable guaranteed minimum income     Interest rates used in     Withdrawal and surrender charges
     benefit and secondary guarantees       establishing reserves      are based on the terms of the
     on interest-sensitive life and fixed   range from 1.8% to 10.3%   related interest-sensitive life or
     annuities                                                         fixed annuity contract.

     Contractholder funds activity for the years ended December 31 is as follows:

($ IN THOUSANDS)                         2007          2006
                                     -----------   -----------
Balance, beginning of year           $18,195,622   $17,462,104
Deposits                               1,966,374     2,668,782
Interest credited                        762,956       865,479
Benefits                                (572,506)     (512,353)
Surrenders and partial withdrawals    (2,236,168)   (1,962,149)
Net transfers to separate accounts         2,834       (58,681)
Contract charges                        (303,528)     (255,710)
Other adjustments                          5,301       (11,850)
                                     -----------   -----------
Balance, end of year                 $17,820,885   $18,195,622
                                     ===========   ===========

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                  DECEMBER 31,
                                             ---------------------
($ IN MILLIONS)                                 2007        2006
                                             ---------   ---------
IN THE EVENT OF DEATH
   Separate account value                    $ 2,220.4   $ 2,333.2
   Net amount at risk (1)                    $    86.2   $   108.5
   Average attained age of contractholders    60 years    59 years

AT ANNUITIZATION
   Separate account value                    $   390.5   $   388.4
   Net amount at risk (2)                    $     1.0   $     0.6
   Weighted average waiting period until
      annuitization options available          3 years     3 years

FOR CUMULATIVE PERIODIC WITHDRAWALS
   Separate account value                    $    61.9   $    61.8
   Net amount at risk (3)                    $      --   $      --

ACCUMULATION AT SPECIFIED DATES
   Separate account value                    $   331.5   $   337.3
   Net amount at risk (4)                    $      --   $      --
   Weighted average waiting period until
      guarantee date                          13 years    13 years

----------
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2007, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $40 million, $27 million, $306 thousand and $(50) thousand, respectively. As of December 31, 2006, reserves for variable annuity contracts and secondary guarantee liabilities related to death, income, accumulation and withdrawal benefits were $28 million, $33 million, $(1) thousand and $(43) thousand, respectively.

7. REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2007, 93.0% of the total reinsurance recoverables were related to ALIC and 7.0% were related to non-affiliated reinsurers. At December 31, 2007 and 2006, approximately 96% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by Standard & Poor's.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ IN THOUSANDS)                       2007         2006         2005
                                    ----------   ---------    ---------
PREMIUMS AND CONTRACT CHARGES

Direct                              $1,038,671   $ 944,823    $ 840,691
Assumed                                  9,132      10,238        6,572
Ceded:
   Affiliate                          (623,102)   (546,554)    (461,496)
   Non-affiliate                      (424,701)   (408,507)    (385,767)
                                    ----------   ---------    ---------
Premiums and contract charges,
   net of reinsurance               $       --   $      --    $      --
                                    ==========   =========    =========

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:

($ IN THOUSANDS)                        2007          2006          2005
                                    -----------   -----------   -----------
INTEREST CREDITED TO
   CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND EXPENSES
Direct                              $ 1,964,326   $ 1,972,975   $ 1,959,229
Assumed                                  10,473         9,762         7,658
Ceded:
   Affiliate                         (1,421,831)   (1,487,799)   (1,483,707)
   Non-affiliate                       (552,968)     (494,938)     (483,180)
                                    -----------   -----------   -----------
Interest credited to
   contractholder funds, contract
   benefits and expenses,
   net of reinsurance               $        --   $        --   $        --
                                    ===========   ===========   ===========
8. COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office equipment. Total rent expense for all leases was $51 thousand, $57 thousand and $59 thousand in 2007, 2006 and 2005, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2007 are as follows:

                   OPERATING
($ IN THOUSANDS)     LEASES
                   ---------
2008                  $ 3
2009                   --
Thereafter             --
                      ---
                      $ 3
                      ===

GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2007.

REGULATION

     The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - The outcome on these matters may also be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is often not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

     - These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     - The EEOC also filed another lawsuit in 2004 alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization (the "EEOC II" suit). In EEOC II, in 2006, the court granted partial summary judgment to the EEOC. Although the court did not determine that AIC was liable for age discrimination under the ADEA, it determined that the rehire policy resulted in a disparate impact, reserving for trial the determination on whether AIC had reasonable factors other than age to support the rehire policy. AIC's interlocutory appeal of the trial court's summary judgment order is now pending in the United States Court of Appeals for the Eighth Circuit.

     - AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims. The court approved the form of class notice which was sent to approximately 1,800 potential class members in November 2007. Fifteen individuals opted out. AIC has moved for judgment on the pleadings and summary judgment.

     - A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. Responses to the order were filed in mid-December.

     In all of these various matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Corporation's 2005 and 2006 federal income tax returns. The IRS has completed its examination of the Corporation's federal income tax returns through 2004 and the statute of limitations has expired on years prior to 2003.

     The Company adopted the provisions of FIN 48 on January 1, 2007. The Company had no liability for unrecognized tax benefits at January 1, 2007 or December 31, 2007, and believes it is reasonably possible that the liability balance will not significantly increase or decrease within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities at December 31 are as follows:

                                           2007     2006
                                         -------   -----
($ IN THOUSANDS)
DEFERRED ASSETS
Unrealized net capital losses            $    --   $  95
DEFERRED LIABILITIES
Unrealized net capital gains              (2,223)     --
Difference in tax bases of investments      (254)   (229)
Other liabilities                             (2)     (1)
                                         -------   -----
   Total deferred liabilities             (2,479)   (230)
                                         -------   -----
      Net deferred liabilities           $(2,479)  $(135)
                                         =======   =====

     The components of income tax expense for the years ended December 31 are as follows:

($ IN THOUSANDS)               2007     2006     2005
                              ------   ------   ------

Current                       $4,810   $4,412   $4,769
Deferred                          25       21      (98)
                              ------   ------   ------
   Total income tax expense   $4,835   $4,433   $4,671
                              ======   ======   ======

     The Company paid income taxes of $4.4 million and $4.8 million in 2007 and 2006, respectively, and received an income tax refund of $38 thousand in 2005.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                     2007     2006     2005
                                    -----    -----    -----
Statutory federal income tax rate    35.0%    35.0%    35.0%
Other                                (0.1)    (0.1)    (0.3)
                                    -----    -----    -----
Effective income tax rate            34.9%    34.9%    34.7%
                                    =====    =====    =====

10. STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2007, 2006, and 2005 was $9.1 million, $9.1 million and $8.8 million, respectively. Statutory capital and surplus was $282.9 million and $274.4 million as of December 31, 2007 and 2006, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2008 without prior approval of the Nebraska Department of Insurance is $28.3 million. In the twelve-month period beginning January 1, 2007, the Company did not pay any dividends.

11. OTHER COMPREHENSIVE INCOME

     The components of other comprehensive loss on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ IN THOUSANDS)

                                                                2007
                                                      -------------------------
                                                       Pre-              After-
                                                       tax       Tax       tax
                                                      ------   -------   ------
Unrealized holding losses arising during the period   $6,211   $(2,173)  $4,038
Less: reclassification adjustments                      (414)      145     (269)
                                                      ------   -------   ------
Unrealized net capital gains and losses                6,625    (2,318)   4,307
                                                      ------   -------   ------
Other comprehensive income                            $6,625   $(2,318)  $4,307
                                                      ======   =======   ======

                                                                2006
                                                      ------------------------
                                                        Pre-            After-
                                                        tax     Tax      tax
                                                      -------   ----   -------
Unrealized holding losses arising during the period   $(2,601)  $910   $(1,691)
Less: reclassification adjustments                     (1,240)   434      (806)
                                                      -------   ----   -------
Unrealized net capital gains and losses                (1,361)   476      (885)
                                                      -------   ----   -------
Other comprehensive loss                              $(1,361)  $476   $  (885)
                                                      =======   ====   =======

                                                                2005
                                                     --------------------------
                                                       Pre-              After-
                                                       tax       Tax      tax
                                                     -------   ------   -------
Unrealized holding losses arising during the period  $(7,514)  $2,628   $(4,886)
Less: reclassification adjustments                      (174)      60      (114)
                                                     -------   ------   -------
Unrealized net capital gains and losses               (7,340)   2,568    (4,772)
                                                     -------   ------   -------
Other comprehensive loss                             $(7,340)  $2,568   $(4,772)
                                                     =======   ======   =======

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements (prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")) for Lincoln Benefit Life Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007.

The financial statements (prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")) of the Separate Account as of December 31, 2007, and for the two years in the period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits


(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the
    Lincoln Benefit

    Life Variable Annuity Account                                                                                          (2)

(2) Custody Agreements                                                                                        (not applicable)

(3) (a) Principal Underwriting Agreement                                                                                   (3)

    (b) Specimen Selling Agreement                                                                                         (4)

(4) (a) Consultant Solutions Classic Variable Annuity Contract                                                            (10)

    (b) Consultant Solutions Elite Variable Annuity Contract                                                              (10)

    (c) Consultant Solutions Plus Variable Annuity Contract                                                               (10)

    (d) Consultant Solutions Select Variable Annuity Contract                                                             (10)

    (e) Accumulation Benefit Rider                                                                                        (10)

    (f) MAV Rider (11)

    (g) Annual Increase Rider                                                                                             (10)

    (h) Enhanced Earnings Rider                                                                                           (10)

    (i) Income Protection Rider                                                                                           (10)

    (j) Annuity Loan Rider                                                                                                (10)

    (k) Grantor Trust Rider                                                                                               (10)

    (l) Charitable Remainder Trust Rider                                                                                  (10)

    (m) Unisex Rider (11)

    (n) Waiver of Charges Rider                                                                                           (10)

    (o) Joint Annuitants Rider                                                                                            (10)

    (p) Spousal Benefit Rider                                                                                             (12)

    (q) Withdrawal Benefit Rider                                                                                          (12)

(5) Application for Contract                                                                                              (10)

(6) Depositor--Corporate Documents

    (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended                                              (1)

    (b) By-Laws of Lincoln Benefit Life Company                                                                            (1)

(7)

    (a) Reinsurance Contract                                                                                               (2)


     (b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The

         Prudential Insurance Company of America dated June 1, 2006                                                     (15)

(8)      Participation Agreements:

     (a) Form of Participation Agreement among Lincoln Benefit Life Company,

         The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP                                     (5)

     (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,

         Lincoln Benefit Life Company and PIMCO Funds Distributor LLC                                                    (5)

     (c) Form of Participation Agreement between Salomon Brothers Variable

         Series Funds Inc., and Salomon Brothers Asset Management Inc                                                    (5)

     (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series
         Trust                                                                                                           (6)

     (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation
         Trust                                                                                                           (5)

     (e) (2) Amendment to Participation Agreement Among OCC Accumulation

         Trust, OCC Distributors, and Lincoln Benefit Life Company                                                       (7)

     (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company                        (1)

     (g) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund and Fidelity Distributors Corporation                                          (1)

     (h) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund II and Fidelity Distributors Corporation                                       (1)

     (i) Form of Participation Agreement among MFS Variable Insurance Trust,

         Lincoln Benefit Life Company, and Massachusetts Financial Services

         Company                                                                                                         (1)

     (j) Participation Agreement among the Alger American Fund, Lincoln

         Benefit Life Company and Fred Alger and Company, Incorporated                                                   (1)

     (k) Form of Participation Agreement among Lincoln Benefit Life Company,

         T. Rowe Price Equity Series, Inc., T. Rowe Price International

         Series, Inc., and T. Rowe Price Investment Services, Inc                                                        (1)

     (l) Form of Participation Agreement among Rydex Variable Trust, Padco

         Financial Services, and Lincoln Benefit Life Company                                                            (7)

     (m) Fund Participation Agreement between Lincoln Benefit Life Company,

         Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc                                            (9)

     (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,

         AIM Distributors, Inc., and Lincoln Benefit Life Company                                                        (8)

     (o) Form of Participation Agreement among Van Kampen Investment Trust,

         Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company                     (8)

     (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life
         Company                                                                                                         (8)

     (q) Form of Participation Agreement among Panorama Series Fund, Inc.,

         OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                                        (8)

     (r) Form of Participation Agreement among Oppenheimer Variable

         Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                         (8)

     (s) Form of Participation Agreement among Putnam Variable Trust,

         Putnam Retail Management, Inc., and Lincoln Benefit Life Company                                                (8)

     (t) Form of Participation Agreement among Van Eck Worldwide Insurance

         Trust, Van Eck Securities Corporation, Van Eck Associates

         Corporation, and Lincoln Benefit Life Company                                                                  (10)

(9)  Opinion and Consent of Counsel                                                                                     (11)

(10) Consent of Independent Registered Public Accounting Firm                                               (filed herewith)

(11) Financial Statements Omitted from Item 23                                                              (not applicable)

(12) Initial Capitalization Agreement                                                                       (not applicable)

(99) (a) Powers of Attorney for Lawrence W. Dahl, John C. Lounds, Samuel H. Pilch, John C. Pintozzi,

         Kevin R. Slawin, Steven C. Verney, Douglas B. Welch                                                            (13)

     (b) Power of Attorney for James E. Hohmann                                                                         (14).

(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4)Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11)Pre-Effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed December 24, 2003.

(12)Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(13)Post-Effective Amendment No. 7 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed April 19, 2006.

(14)Post-Effective Amendment No. 7 to this Registration Statement, File No. 333-109688, filed April 19, 2007.

(15)Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                        POSITION/OFFICE WITH DEPOSITOR
----                        ---------------------------------------------------------------------------
James E. Hohmann........... Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl........... Director, President and Chief Operating Officer
John C. Lounds............. Director, Vice President
John C. Pintozzi........... Director, Sr. Vice President and Chief Financial Officer
Kevin R. Slawin............ Director, Vice President
Michael J. Velotta......... Director, Sr. Vice President, General Counsel and Secretary
Douglas B. Welch........... Director, Vice President
Samuel H. Pilch............ Group Vice President
Joseph Patrick Rath........ Assistant Vice President, Assistant General Counsel and Assistant Secretary
Eric A. Simonson........... Sr. Vice President and Chief Investment Officer
Dean M. Way................ Sr. Vice President and Actuary
Karen Gardner.............. Vice President
Steven C. Verney........... Treasurer
Fred Amos.................. Vice President
Bob W. Birman.............. Vice President
John Boudreau.............. Vice President
Theresa N. Carnazzo........ Vice President
William F. Emmons.......... Assistant Secretary
Debbie L. Grenemeier....... Vice President
Robert M. Jurgensmeier..... Vice President
Stacy McWhorter............ Vice President
Richard O'Brien............ Vice President
Barb O'Brien............... Vice President
Robert L. Vance............ Vice President and Assistant Treasurer
Jeanette Wellsandt......... Vice President
Errol Cramer............... Appointed Actuary
Karen Burkhardt............ Assistant Vice President
Joanne M. Derrig........... Assistant Vice President and Chief Privacy Officer
Philip Emmanuele........... Assistant Vice President
Lisa J. Flanary............ Assistant Vice President
Maria D. McNitt............ Assistant Vice President
Mary J. McGinn............. Assistant Secretary
Robert L. Park............. Assistant Vice President and Chief Compliance Officer
Mario Rizzo................ Assistant Treasurer
Robert E. Transon.......... Assistant Vice President
Timothy N. Vander Pas...... Assistant Vice President
Richard Zaharias........... Assistant Vice President
Raymond P. Thomas.......... Authorized Representative
Lynn Cirrincione........... Authorized Representative
Florian Palac.............. Authorized Representative

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 1-11840, filed February 27, 2008.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of January 31, 2008, the Registrant had the following contracts:

   Consultant Solutions Classic: 6,220 qualified and non-qualified contracts Consultant Solutions Plus: 6,099 qualified and non-qualified contracts Consultant Solutions Elite: 331 qualified and non-qualified contracts Consultant Solutions Select: 509 qualified and non-qualified contracts

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

(a) ALFS, Inc. ("ALFS") serves as distributor for the Registrant. ALFS also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

Allstate Financial Advisors Separate Account I, Allstate Life Variable Life Separate Account A, Allstate Life of New York Separate Account A, Allstate Life of New York Variable Life Separate Account A, Charter National Variable Annuity Account, Intramerica Variable Annuity Account.

The following are the directors and officers of ALFS. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

Name                             Position with Distributor
----                             ---------------------------------------------------
James E. Hohmann................ Director & Chairman of the Board
Michael J. Velotta.............. Director and Secretary
J. Eric Smith................... President and Chief Executive Officer
Marian Goll..................... Vice President, Treasurer, and Financial Operations
                                 Principal
Joseph P. Rath.................. Vice President, General Counsel, and Assistant
                                 Secretary
Joanne M. Derrig................ Assistant Vice President and Chief Privacy Officer
Maribel V. Gerstner............. Assistant Vice President and Chief Compliance
                                 Officer
William F. Emmons............... Assistant Secretary
Mary J. McGinn.................. Assistant Secretary
Mario Rizzo..................... Assistant Treasurer
Steven C. Verney................ Assistant Treasurer

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

           (1)              (2)             (3)         (4)         (5)
           ---        ---------------- ------------- ---------- ------------
                      Net Underwriting
    Name of Principal  Discounts and   Compensation  Brokerage
       Underwriter       Commission    on Redemption Commission Compensation
    ----------------- ---------------- ------------- ---------- ------------
          ALFS,
            Inc......        0               0        $21,477        0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated
November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 25, 2008.

                                               LINCOLN BENEFIT LIFE VARIABLE
                                                      ANNUITY ACCOUNT
                                                        (Registrant)
                                              By: LINCOLN BENEFIT LIFE COMPANY
                                                        (DEPOSITOR)

                                             *By:     /s/ Lawrence W. Dahl
                                                  ------------------------------
                                                        Lawrence W. Dahl
                                                  President and Chief Operating
                                                             Officer

                                             LINCOLN BENEFIT LIFE COMPANY
                                                        (Depositor)

                                             *By:     /s/ Lawrence W. Dahl
                                                  ------------------------------
                                                        Lawrence W. Dahl
                                                  President and Chief Operating
                                                             Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 25, 2008.

(Signature) (Title)


*/s/ Lawrence W. Dahl President, Chief Operating
--------------------- Officer & Director
  Lawrence W. Dahl    (Principal Executive Officer)

*/s/ Samuel H. Pilch  Group Vice President &
--------------------- Controller
   Samuel H. Pilch    (Principal Accounting Officer

*/s/ Steven C. Verney Treasurer
--------------------- (Principal Accounting Officer)
  Steven C. Verney

 */s/ John E. Smith   Director, Vice President
---------------------
    John E. Smith

 */s/ John C. Lounds   Director, Vice President
----------------------
    John C. Lounds

*/s/ Douglas B. Welch  Director, Vice President
----------------------
   Douglas B. Welch

*/s/ John C. Pintozzi  Director, Senior Vice President and
---------------------- Chief Financial Officer
   JOHN C. PINTOZZI

 */s/ Kevin R. Slawin  Director, Vice President
----------------------
   Kevin R. Slawin

*/s/ James E. Hohmann  Director, Chairman of the Board
---------------------- and Chief Executive Officer
   JAMES E. HOHMANN

/s/ Michael J. Velotta Director, Senior Vice President,
---------------------- General Counsel and Secretary
  MICHAEL J. VELOTTA

* By Michael J. Velotta, pursuant to Power of Attorney.

                               INDEX TO EXHIBITS
                                      FOR
                           POST-EFFECTIVE AMENDMENT

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. DESCRIPTION
----------- --------------------------------------------------------

    10      Consent of Independent Registered Public Accounting Firm